AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 28, 2026

File No. 333-192858

File No. 811-22920

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 390	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 394	/X/

THE ADVISORS’ INNER CIRCLE FUND III

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

David W. Freese
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

John J. O’Brien, Esq.
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/X/ Immediately upon filing pursuant to paragraph (b)
/ / On [date] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a)(1) of Rule 485

PROSPECTUS

January 28, 2026

The Advisors’ Inner Circle Fund III

BROWN ADVISORY SUSTAINABLE VALUE ETF

Principal Listing Exchange: The NASDAQ Stock Market LLC

Ticker Symbol: BASV

BROWN ADVISORY SUSTAINABLE GROWTH ETF

Principal Listing Exchange: The NASDAQ Stock Market LLC

Ticker Symbol: BASG

(each, a “Fund” and together, the “Funds”)

Investment Adviser:

Brown Advisory LLC

Investment Sub-adviser:
Vident Asset Management

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Funds, please see:

BROWN ADVISORY SUSTAINABLE VALUE ETF

Investment Objective

The Brown Advisory Sustainable Value ETF (the “Fund”) seeks to achieve long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.67%
Other Expenses[1]	0.18%
Total Annual Fund Operating Expenses	0.85%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.14)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.71%

[1]	Other Expenses have been restated to reflect current fees.
[2]

Brown Advisory LLC (the “Adviser” or “Brown Advisory”) has contractually agreed to waive fees and/or to reimburse certain expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding any interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and non-routine expenses) (collectively, “excluded expenses”)) from exceeding 0.71% of the average daily net assets of the Fund until January 31, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon sixty (60) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$257	$458	$1,036

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities that satisfy the Fund’s sustainable investment criteria. The Fund invests primarily in securities of large market capitalization companies that the Adviser deems to meet its “value” and “sustainable investment” criteria, collectively the “Investment Criteria” for the Fund. Large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $3 billion at the time of purchase. The market capitalizations of the companies in the Fund’s portfolio changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls outside this range.

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Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), other exchange traded funds (“ETFs”) and business development companies (“BDCs”). The Fund may also invest in private placements in these types of securities. The Fund may invest in ETFs and BDCs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its assets in foreign securities, including in emerging markets. Emerging market countries for these purposes consists of countries in Latin America, Asia, Eastern Europe, Africa and the Middle East, and include, among other countries, Brazil, China, Hong Kong, India, Indonesia and Taiwan. The Fund will generally hold securities of between 30 to 50 issuers.

The Adviser defines “value” as businesses that exhibit stable and consistent free cash flow generation, that display capital discipline by demonstrating both prudent balance sheet management and capital expenditures, and that trade at attractive valuations because they provide a favorable reward versus risk outlook. The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Adviser believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business. The Adviser uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor, cash-generating companies with durable business models, strong finances, competent management and a demonstrable record of prudent capital allocation. The Adviser’s valuation discipline attempts to estimate the range of a company’s business value by considering past, current or future earnings, cash flows, book value, sales or growth rates relative to the company’s history, industry, or the broader market. The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company.

The Adviser defines its sustainable investment criteria as companies that have sustainability characteristics that may improve their financial position and have strong management of sustainability-related risks. The Adviser looks for companies with Sustainable Cash Flow Advantage (“SCFA”) over time. SCFA is part of the broader research process.

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A majority of the Fund will consist of securities with established or emerging SCFA. SCFA’s have one or more of the following drivers:

●	People: For example:

o	Attraction, retention and internal promotion of employees drives cost savings while also creating a cultural advantage.

o	Leadership on health and safety has the potential to serve as both a mechanism for improved employee retention and generation of revenue tied to greater productivity.

●	Process: For example:

o	Sound operations that promote a safe and healthy community can bolster franchise value, while also avoiding regulatory and reputational risk.

o	Margin improvement through operations that save costs and resources, enabling meaningful reduction in carbon emissions and natural capital.

●	Product: For example:

o	Products or services that provide superior customer outcomes resulting in recurring revenue while also providing environmental and/or social solutions.

Additionally, the Adviser pursues strategic engagement with companies and other stakeholders in an effort to enhance due diligence and monitor the investment thesis, including emerging SCFA.

The Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in consideration of the Adviser’s current Proxy Voting Policy.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Principal Risks

As with all ETFs, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A

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Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

ETF Risks — The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Trading Risk — Shares of the Fund may trade on The NASDAQ Stock Market LLC (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in

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turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Sustainable Investing Policy Risk — The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Investments in Investment Company Risk — When the Fund invests in an investment company, including ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the

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Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign

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securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Depositary Receipts Risk — Investments in depositary receipts, such as ADRs and GDRs, may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

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Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Shareholder Concentration Risk — A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://www.brownadvisory.com/etf or by calling toll-free to 1-877-876-6383.

Investment Adviser

Brown Advisory LLC serves as the investment adviser to the Fund.

Investment Sub-Adviser

Vident Asset Management serves as the trading sub-adviser to the Fund.

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Portfolio Managers

The Fund is jointly and primarily managed by a team of the following professionals:

Brown Advisory LLC

Michael Poggi, CFA, has served as the portfolio manager of the Fund since its inception in 2025.

Vident Asset Management

The following portfolio managers are responsible for executing portfolio transactions and implementing the Adviser’s investment decisions with respect to the Fund:

Rafael Zayas, CFA, Senior Vice President, Head of Portfolio Management and Trading of Vident Asset Management, has served as a portfolio manager of the Fund since its inception in 2025.

Austin Wen, CFA, Senior Portfolio Manager of Vident Asset Management, has served as a portfolio manager of the Fund since its inception in 2025.

Devin Ryder, CFA, Senior Portfolio Manager of Vident Asset Management, has served as a portfolio manager of the Fund since its inception in 2025.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 19 of the prospectus.

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BROWN ADVISORY SUSTAINABLE GROWTH ETF

Investment Objective

The Brown Advisory Sustainable Growth ETF (the “Fund”) seeks to achieve capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.58%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.69%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.08)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.61%

[1]	Other Expenses have been restated to reflect current fees.
[2]

Brown Advisory LLC (the “Adviser” or “Brown Advisory”) has contractually agreed to waive fees and/or to reimburse certain expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding any interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and non-routine expenses) (collectively, “excluded expenses”)) from exceeding 0.61% of the average daily net assets of the Fund until January 31, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon sixty (60) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$62	$213	$376	$851

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies that meet the sustainable investment criteria of the Fund, collectively the “Investment Criteria.” The Fund invests primarily in the securities of medium and large capitalization companies that Brown Advisory LLC (the “Adviser”) believes (1) have the fundamental strengths (strong financials and business models) to outperform their peers and deliver strong earnings growth over a market cycle, (2) effectively implement Sustainable Business Advantages (described below), and (3) have attractive valuations.

The Adviser seeks companies with strong business models and prospects for growth, cost improvements, enhanced franchise value, strong cash flow generation, and a solid track record of execution,

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among other qualities. Through investment analysis the Adviser also seeks companies with Sustainable Business Advantages, defined as companies that use internal sustainability strategies to improve their financial position, including but not limited to, those strategies that lead to revenue growth, cost improvements, or enhanced franchise value. The Adviser also seeks companies that have strong risk management practices in place where sustainability-related risks may be present.

The Adviser pursues strategic engagement with companies and other stakeholders in an effort to enhance due diligence and monitor the investment thesis.

The Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in accordance with the Adviser’s current Proxy Voting Policy.

Medium and large capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at time of purchase. The Fund may also invest a portion of the portfolio in equity securities of small market capitalization companies. The equity securities in which the Fund principally invests are common stocks. Furthermore, the Fund may invest up to 15% of assets in foreign securities (including American Depositary Receipts (“ADRs”)), which may include emerging markets securities. Emerging market countries for these purposes consists of countries in Latin America, Asia, Eastern Europe, Africa and the Middle East, and include, among other countries, Brazil, China, Hong Kong, India, Indonesia and Taiwan. ADRs may be either sponsored or unsponsored. The Fund also may invest in real estate investment trusts (“REITs”). The Fund will generally hold securities of between 25 to 45 issuers.

The Adviser uses scenario analyses to assess the company’s valuation and potential for appreciation or downside risk. The Adviser may sell a security or reduce its position for a number of reasons, including:

●	The investment thesis is violated;

●	A more attractively priced security is found; or

●	The security becomes overvalued relative to the Adviser’s long-term expectations.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection

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with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Principal Risks

As with all ETFs, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

ETF Risks — The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Trading Risk — Shares of the Fund may trade on The NASDAQ Stock Market LLC (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the

14

Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Growth Investment Style Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Sustainable Investing Policy Risk — The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies

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of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility;

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restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Depositary Receipts Risk — Investments in depositary receipts, such as ADRs and GDRs, may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after

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taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://www.brownadvisory.com/etf or by calling toll-free to 1-877-876-6383.

Investment Adviser

Brown Advisory LLC serves as the investment adviser to the Fund.

Investment Sub-Adviser

Vident Asset Management serves as the trading sub-adviser to the Fund.

Portfolio Managers

The Fund is jointly and primarily managed by a team of the following professionals:

Brown Advisory LLC

Karina Funk, CFA, has served as the portfolio manager of the Fund since its inception in 2025.

David Powell, CFA, has served as the portfolio manager of the Fund since its inception in 2025.

Vident Asset Management

The following portfolio managers are responsible for executing portfolio transactions and implementing the Adviser’s investment decisions with respect to the Fund:

Rafael Zayas, CFA, Senior Vice President, Head of Portfolio Management and Trading of Vident Asset Management, has served as a portfolio manager of the Fund since its inception in 2025.

Austin Wen, CFA, Senior Portfolio Manager of Vident Asset Management, has served as a portfolio manager of the Fund since its inception in 2025.

Devin Ryder, CFA, Senior Portfolio Manager of Vident Asset Management, has served as a portfolio manager of the Fund since its inception in 2025.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 19 of the prospectus.

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Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Each Fund issues shares to (or redeems shares from) certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of 10,000 shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by a Fund and/or cash.

Individual shares of a Fund may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask) (the “bid-ask spread”). Recent information regarding each Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.brownadvisory.com/etf.

Tax Information

Each Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”), in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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More Information about the Funds’ Investment Objectives and Strategies

Investment Objectives

The Brown Advisory Sustainable Value ETF seeks to achieve long-term capital appreciation.

The Brown Advisory Sustainable Growth ETF seeks to achieve capital appreciation.

The investment objective of each Fund is not a fundamental policy and may be changed by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”) without shareholder approval.

Investment Strategies

Brown Advisory Sustainable Value ETF

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities that satisfy the Fund’s sustainable investment criteria. The Fund invests primarily in securities of large market capitalization companies that the Adviser deems to meet its “value” and “sustainable investment” criteria, collectively the “Investment Criteria” for the Fund. Large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $3 billion at the time of purchase. The market capitalizations of the companies in the Fund’s portfolio changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls outside this range.

Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), other exchange traded funds (“ETFs”) and business development companies (“BDCs”). The Fund may also invest in private placements in these types of securities. The Fund may invest in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its assets in foreign securities, including

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in emerging markets. Emerging market countries for these purposes consists of countries in Latin America, Asia, Eastern Europe, Africa and the Middle East, and include, among other countries, Brazil, China, Hong Kong, India, Indonesia and Taiwan. The Fund will generally hold securities of between 30 to 50 issuers.

The Adviser defines “value” as businesses that exhibit stable and consistent free cash flow generation, that display capital discipline by demonstrating both prudent balance sheet management and capital expenditures, and that trade at attractive valuations because they provide a favorable reward versus risk outlook. The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Adviser believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business. The Adviser uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor, cash-generating companies with durable business models, strong finances, competent management and a demonstrable record of prudent capital allocation. The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company.

The Adviser defines its sustainable investment criteria as companies that have sustainability characteristics that may improve their financial position and have strong management of sustainability-related risks. The Adviser looks for companies with Sustainable Cash Flow Advantage (“SCFA”) over time. SCFA is part of the broader research process. A majority of the Fund will consist of securities with established or emerging SCFA. SCFA’s have one or more of the following drivers:

●	People: For example:

o	Attraction, retention and internal promotion of employees drives cost savings while also creating a cultural advantage.

o	Leadership on health and safety has the potential to serve as both a mechanism for improved employee retention and generation of revenue tied to greater productivity.

●	Process: For example:

o	Sound operations that promote a safe and healthy community can bolster franchise value, while also avoiding regulatory and reputational risk.

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o	Margin improvement through operations that save costs and resources, enabling meaningful reduction in carbon emissions and natural capital.

●	Product: For example:

o	Products or services that provide superior customer outcomes resulting in recurring revenue while also providing environmental and/or social solutions.

The Adviser pursues strategic engagement with certain companies and other stakeholders in an effort to enhance due diligence and monitor the investment thesis, including emerging SCFA.

The Adviser does not systematically exclude investments based on any singular characteristic. The Adviser is permitted to invest in a security if it determines the security has acceptable management of risks including sustainability-related issues notwithstanding contrary third-party data or third-party recommendations.

The Adviser has access to third-party data, but does not solely rely on third-party data or recommendations when making investment decisions for the Fund. The data informing this process is derived from a variety of sources, including the companies themselves and third-party sources. The Fund’s vendors provide sell-side data as well as environmental, social or governance related data, research and ratings. The Adviser believes its process is reasonably designed, although such data and qualitative information are inherently subject to interpretation, restatement, delay and omission outside the Adviser’s control.

The Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in consideration of the Adviser’s current Proxy Voting Policy.

The Adviser’s Process. The Adviser seeks investment opportunities in companies with valuations whose market prices are selling at a discount to their estimated intrinsic business values. The Adviser’s valuation discipline attempts to estimate the range of a company’s business value by considering past, current or future earnings, cash flows, book value, sales or growth rates relative to the company’s history, industry, or the broader market. The Adviser seeks to find companies that:

●	Have durable free cash flow streams;

●	Exhibit capital discipline; and

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●	Often trade at price levels which do not reflect the Adviser’s assessment of their fundamental economic value.

If a valuation analysis indicates that a company is priced at an appropriate discount to its long-term earnings potential, the Fund may also invest in cyclical companies or companies that experienced a temporary setback. These may include companies that the Adviser believes are:

●	Extremely oversold or neglected due to adverse events or complex capital structures;

●	Mired in company-specific or industry-related turnarounds;

●	Undergoing financial or operational restructuring, including spin-offs, reorganizations, liquidations, mergers and acquisitions.

The Adviser seeks catalysts or inflection points that may unlock shareholder value by narrowing the gap between current market price and underlying business value. Examples of catalysts or inflection points include:

●	Changes in regulation, management, or business mix;

●	Industry consolidation;

●	Cost reduction initiatives;

●	Acquisition or merger activity;

●	New products or investments;

●	Share repurchases;

●	Asset sales; or

●	Cyclical recoveries.

The Adviser seeks a measure of downside protection for the Fund by purchasing investments for the Fund’s portfolio whose risk-reward relationship meets certain criteria established by the Adviser. More specifically, the Adviser estimates a reasonable worst case low price for each security and rejects those that have unacceptable spreads between that price and the company’s current stock price.

The Adviser’s Process – Purchasing Portfolio Securities. The Adviser performs an in-depth qualitative and quantitative analysis to distinguish companies that the Adviser believes may exhibit some of the following characteristics:

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●	Free cash flow providing flexibility for growth and/or return of shareholder value;

●	High and/or increasing returns on capital;

●	Hidden asset value or operations unrecognized by the market;

●	Durable and/or expanding profitability;

●	Market leadership and/or market share growth potential;

●	Financial stability, including strong balance sheet and modest use of debt;

●	Effective management team sensitive to shareholder interests;

●	Sound business strategy and competitive advantages;

●	Franchise value defensible by proprietary products, differentiated services or systems, customer captivity, lowest-cost production, or identifiable brands;

●	Product cycles, pricing flexibility, rational investment or new product development, and segment or geographic mix that supports stability and growth; or

●	Attractive valuation.

Additionally, the Adviser undertakes due diligence, with the goal of uncovering Sustainable Cash Flow Advantages and sustainability-related risks associated with the company. The Adviser considers a variety of characteristics in due diligence, including but not limited to:

●	Climate and natural capital characteristics such as natural resource stewardship, pollution, and waste management

●

Community and human capital management characteristics such as labor practices, customer well-being, supply chain management, community relations, governance structures, shareholder rights, management incentives, and business ethics.

The Adviser’s Process – Selling Portfolio Securities. The Adviser monitors the companies in the Fund’s portfolio to determine if there have been any material changes in the companies. The Adviser may sell a security or reduce its position if:

●	The security no longer meets the Fund’s Investment Criteria;

●	The security has reached its target price level and reward to risk ratio is unattractive;

●	The security is no longer valued at a discount to its intrinsic economic value, or is overvalued relative to market expectations;

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●	The company’s fundamentals change in a material, long-term manner or are no longer reliable in estimating the underlying business value;

●	Unrealized catalysts or management inability to enhance shareholder value result in “value trap;”

●	A more attractively valued alternative, either existing holding or new investment, offers greater reward to risk potential;

●	The security becomes too large of a position size; or

●	Any other factors may contribute to under-performance.

Brown Advisory Sustainable Growth ETF

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies that meet the sustainable investment criteria of the Fund, collectively the “Investment Criteria.” The Fund invests primarily in the securities of medium and large capitalization companies that, in the Adviser’s view, (1) have the fundamental strengths (strong financials and business models) to outperform their peers and deliver strong earnings growth over a market cycle, (2) effectively implement Sustainable Business Advantages (such as revenue growth, cost improvements, or enhanced franchise value), and (3) have attractive valuations.

Medium and large capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at time of purchase. The Fund may also invest a portion of the portfolio in equity securities of small market capitalization companies.

Equity securities in which the Fund principally invests are common stocks. Common stocks are equity securities that represent a proportionate share of the ownership of a company; their value is generally based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Furthermore, the Fund may invest up to 15% of assets in foreign securities (including American Depositary Receipts (“ADRs”)), which may include emerging markets securities. ADRs may be either sponsored or unsponsored. The Fund also may invest in real estate investment trusts (“REITs”). The Fund will generally hold securities of between 25 to 45 issuers.

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The Adviser seeks companies with strong business models and prospects for growth, cost improvements, enhanced franchise value, strong cash flow generation, and a solid track record of execution, among other qualities. Through investment analysis the Adviser also seeks companies with Sustainable Business Advantages, defined as companies that use internal sustainability strategies to improve their financial position, including but not limited to, those strategies that lead to revenue growth, cost improvements, or enhanced franchise value. The Adviser also seeks companies that have strong risk management practices in place where sustainability-related risks may be present.

The Adviser leverages research that seeks to understand fundamental and sustainability characteristics for every security added to the portfolio. However, at the Adviser’s discretion, the Fund is permitted to make an investment without a written sustainable investment research assessment on file at the time of purchase, as long as the Adviser believes the security meets the Fund’s sustainable investment criteria.

The Adviser pursues strategic engagement with companies and other stakeholders in an effort to enhance due diligence and monitor the investment thesis.

In the Adviser’s view, a company must satisfy one of the following definitions in order to meet the Fund’s sustainable investment criteria:

(1) The company’s internal sustainability strategies lead to one or more Sustainable Business Advantages (such as revenue growth, cost improvements, or enhanced franchise value) or that lead to reduced risk to a company’s prospects for growth.

The Adviser believes that a company’s sustainability performance and its level of commitment to sustainability can have a significant influence on its financial performance. Sustainable business practices can lead to cost advantages, quality improvements and improved profitability. Growing consumer preferences for sustainability practices may lead not only to increased customer loyalty but to increased employee loyalty as well. Finally, a company that makes effort to minimize the risk of negative impacts on employees, customers, and communities where it operates can also reduce the risks of direct consequences such as lawsuits, regulatory violations, and other disruptive events that can adversely impact shareholder value. Companies considered for the Fund are also actively managing how they deal with the indirect consequences of sustainability-related risks, such as reduced demand for goods that are not energy-efficient, the potential long-terms risks and physical costs of climate change, or challenges attracting talent when human capital management is not prioritized.

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(2) The company’s products have a competitive advantage as a result of sustainability drivers such as resource efficient design or manufacturing.

Manufacturing processes that incorporate sustainability practices may drive top- and bottom-line benefits by virtue of being resource efficient. Increased productivity, lower materials use, smaller waste streams, and lower emissions are some of the sustainability characteristics of efficient operations and manufacturing. The tangible financial benefits of such performance may include higher gross margins due to input resource efficiency, or increased productivity and greater operating leverage. The “use” phase of a product is also likely to have environmental impacts, and leading sustainability companies take this into account in their product design. Sustainability considerations in product design may confer a competitive advantage that exceeds customers’ cost and quality requirements such as smaller size, less wasted materials, or a longer product lifetime.

(3) The company provides products or services that offer effective solutions to the world’s long-term sustainability challenges.

The Adviser believes that companies providing solutions to pressing sustainability challenges will benefit from a variety of factors, including:

●	The need to address a developing scenario of global scarcity in energy, water and other commodity markets;

●	Unsustainable trends in agriculture, with ever-increasing global demand creating a significant need to improve crop yields;

●

Population growth and the rising middle class around the world with voracious appetites for transportation fuel, clean and hot water, electricity, and other comforts that must be achieved in a sustainable way;

●	Increasing corporate demand for specialized services to meet a widening array of environmental regulations being implemented across the globe; and

●	Rapid advances in new technologies that are enabling cost-competitive solutions to environmental and social challenges.

Finally, the Adviser uses scenario analyses to assess the company’s valuation and potential for appreciation or downside risk.

The Adviser’s Process – Purchasing Portfolio Securities. The Adviser uses in-house resources to identify companies that meet the Fund’s sustainable investment criteria, appear to have strong, experienced management teams, unique competitive advantages and substantial growth opportunities within their relevant market(s).

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When a company appears to meet these criteria, the Adviser initiates an in-depth fundamental research process to evaluate the company’s long-term earnings growth potential and the long-term durability of its business model. This fundamental research includes a business-focused assessment of opportunities, such as particular product lines which satisfy demand for a sustainable solution, or a business model whose sustainability attributes convey an overall cost advantage or other advantage to the company. Desirable fundamental characteristics include:

●	Strong competitive position driven by proprietary product advantages, technology leadership, scale or other factors;

●	Reliable external growth drivers;

●	Diversified revenue streams, from multiple customer segments, geographies and business lines;

●	Management teams with a track record of effective capital allocation and strategic execution, as well as the ability to anticipate and adapt to change; and

●	Financial resources necessary to support long-term growth.

Additionally, the Adviser undertakes due diligence, with the goal of understanding Sustainable Business Advantages or sustainability-related risks associated with the company. The Adviser considers a variety of characteristics in due diligence, including but not limited to:

●	Climate and natural capital characteristics such as natural resource stewardship, pollution, and waste management

●

Community and human capital management characteristics such as labor practices, customer well-being, supply chain management, community relations, governance structures, shareholder rights, management incentives, and business ethics.

The Adviser does not systematically exclude investments based on any singular characteristic. The Adviser is permitted to invest in a security if it determines the security has acceptable management of risks including sustainability-related issues notwithstanding contrary third-party data or third-party recommendations.

The Adviser has access to third-party data, but does not solely rely on third-party data or recommendations when making investment decisions for the Fund. The data informing this process is derived from a variety of sources, including the companies themselves and third-party sources. The Fund’s vendors provide sell-side data as well as

28

environmental, social or governance related data, research and ratings. The Adviser believes its process is reasonably designed, although such data and qualitative information are inherently subject to interpretation, restatement, delay and omission outside the Adviser’s control.

The Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in consideration of the Adviser’s current Proxy Voting Policy.

When a company is judged to be a worthy candidate for the Fund’s portfolio, the Adviser uses a variety of valuation techniques to determine if a company’s stock is attractively valued relative to the market, its peer group, and its own history. These techniques include the use of financial models designed to determine the Adviser’s assessment of the upside potential for a security implied by a reasonable “best case” scenario, contrasted with the downside risk implied by a reasonable “worst case” scenario. Purchase decisions, initial position sizes, and ongoing adjustments to position size are largely based on the stock’s current valuation as measured against the range of values between these “best case” and “worst case” scenarios. In addition to regularly monitoring each stock’s price relative to its respective scenarios, the Adviser frequently refreshes the scenarios themselves to ensure fully informed decision-making.

The Adviser’s Process – Selling Portfolio Securities. The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in those companies. The Adviser may sell a security or reduce its position if:

●	The investment thesis is violated;

●	A more attractively priced security is found; or

●	The security becomes overvalued relative to the Adviser’s long-term expectations.

Both Funds

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for each Fund. The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

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The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. A Fund will only do so if the Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

This prospectus describes the Funds’ principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Funds also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ SAI (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

More Information about Risk

Investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The principal risk factors affecting shareholders’ investments in the Funds (in alphabetical order) are set forth below.

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Convertible Securities Risk (Sustainable Value ETF) — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Depositary Receipts Risk (Both Funds) — American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts (collectively, “Depositary Receipts”) are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of Depositary Receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. The values of Depositary Receipts may decline for a number of reasons relating to the issuers or sponsors of the Depositary Receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

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Emerging Markets Risk (Both Funds) — Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Risk (Both Funds) — Because the Funds invest in equity securities, a Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in

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currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

ETF Risks (Both Funds) — Each Fund is an ETF and, as a result of this structure, they are exposed to the following risks:

Trading Risk — Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in Fund shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Shares of a Fund may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to a Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of

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the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s shares and the value of its underlying securities.

Foreign Investment Risk (Both Funds) — The Funds may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively

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or negatively) the value of a Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause a Fund to incur losses.

Growth Style Risk (Sustainable Growth ETF) — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Investments in Investment Company Risk (Sustainable Value ETF) — The Fund may purchase shares of investment companies. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Large Capitalization Risk (Both Funds) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Management Risk (Both Funds) — The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of a Fund’s investments may prove to be incorrect. In

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addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The Funds’ investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, a Fund may not perform as anticipated.

New Fund Risk (Both Funds) — Because the Funds are new, investors in the Funds bear the risk that a Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Preferred Stock Risk (Sustainable Value ETF) — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk (Sustainable Value ETF) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Shareholder Concentration Risk (Sustainable Value ETF) — A large percentage of a Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase a Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

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Small and Medium Capitalization Companies Risk (Sustainable Growth ETF) — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Sustainable Investing Policy Risk (Both Funds) — Each Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in a Fund underperforming similar funds that do not consider such sustainability criteria.

REITs Risk (Both Funds) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear the expenses of the REITs. A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

Value Style Risk (Sustainable Value ETF) — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or

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prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which each Fund discloses its portfolio holdings is available in the SAI.

Investment Adviser

Brown Advisory LLC serves as the investment adviser to the Funds. The Adviser’s principal place of business is 901 South Bond Street, Suite 400, Baltimore, Maryland 21231. The Adviser is a wholly owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company. Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998. The Adviser and its affiliates have provided investment advisory and management services to clients for over 25 years.

As of September 30, 2025, the Adviser had approximately $120 billion in assets under management.

The Adviser oversees the day-to-day operations of the Funds, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. Further, the Adviser continuously reviews, supervises, and administers each Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board oversees the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities.

For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Brown Advisory Sustainable Value ETF	0.67%
Brown Advisory Sustainable Growth ETF	0.58%

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual Fund operating

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expenses (excluding any interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and non-routine expenses)] (collectively, “excluded expenses”)) from exceeding the levels set forth below as a percentage of the average daily net assets of each Fund until January 31, 2027 (the “contractual expense limit”).

Fund	Contractual Expense Limit
Brown Advisory Sustainable Value ETF	0.71%
Brown Advisory Sustainable Growth ETF	0.61%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon sixty (60) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

For the fiscal year ended September 30, 2025, the Adviser received advisory fees (after fee reductions) as a percentage of the average daily net assets of each Fund as follows:

Fund	Advisory Fees Paid
Brown Advisory Sustainable Value ETF	0.51%
Brown Advisory Sustainable Growth ETF	0.49%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreements will be available in the Funds’ reports filed on Form N-CSRS for the semi-fiscal year ended March 31, 2026.

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Investment Sub-Adviser

Vident Asset Management, a Delaware limited liability company located at 1125 Sanctuary Pkwy., Suite 515, Alpharetta, Georgia 30009, serves as the sub-adviser to the Funds. As of September 30, 2025, the Sub-Adviser had approximately $19.6 billion under management.

The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

For its services to each Fund, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.05% based on the average daily net assets of the Fund for assets up to $250 million, 0.04% based on the average daily net assets of the Fund between $250 million and $500 million, and 0.01% based on the average daily net assets of the Fund between $500 million and $1.5 billion, subject to a minimum annual fee of $30,000.

A discussion regarding the basis for the Board’s approval of the Funds’ investment sub-advisory agreements will be available in the Funds’ reports filed on Form N-CSRS for the semi-fiscal year ended March 31, 2026.

Portfolio Managers

Brown Advisory LLC

Michael Poggi, CFA, has served as a portfolio manager of the Brown Advisory Sustainable Value ETF since its inception in 2025. Mr. Poggi joined the Adviser’s equity research team in 2003, covering multiple sectors with a primary focus on small and mid-capitalization value companies. Mr. Poggi earned his B.S.B.A. in Finance from the University of Richmond in 2003.

Karina Funk, CFA, has served as a portfolio manager of the Brown Advisory Sustainable Growth ETF since its inception in 2025. Ms. Funk joined the Adviser’s equity research team in 2009, with a focus on companies in the clean technology sector. Prior to joining the Adviser, Ms. Funk was a senior research analyst at Winslow Management Company from 2007 prior to Winslow joining Brown Advisory in 2009. Ms. Funk earned a B.S. in Chemical Engineering from Purdue University, an M.S. in Civil & Environmental Engineering and an M.S. in Technology

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& Policy from the Massachusetts Institute of Technology, and a Post-Graduate Diploma from École Polytechnique in France.

David Powell, CFA, has served as a portfolio manager of the Brown Advisory Sustainable Growth ETF since its inception in 2025. Mr. Powell joined the Adviser’s equity research team in 1999, with a focus on companies in the energy and industrials sectors. Mr. Powell earned a B.A. from Bowdoin College.

Vident Asset Management

Rafael Zayas, CFA and Austin Wen, CFA are portfolio managers of the Funds and are responsible for executing portfolio transactions and implementing the Adviser’s investment decisions with respect to the Funds. Each portfolio manager has been a portfolio manager since the Funds’ inception in 2025.

Rafael Zayas: Senior Vice President, Head of Portfolio Management and Trading at Vident Asset Management since June 2020. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. Prior to joining the Sub-Adviser, Mr. Zayas was a Portfolio Manager for Russell Investments for over $5 billion in quantitative strategies across global markets, including emerging, developed, and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

Austin Wen: Senior Portfolio Manager at Vident Asset Management, specializing in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Mr. Wen has over a decade of investment experience. Previously, he was an analyst for Vident Financial, LLC, focusing on the development and review of various investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Devin Ryder: Senior Portfolio Manager at Vident Asset Management. Devin Ryder is a member of the Portfolio Management team at Vident Asset Management with over five years of industry experience. Prior to joining Vident Asset Management, Ms. Ryder was a Senior Software Engineer at Bloomberg, where she designed and built systems to connect

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ETF market participants and facilitate ETF primary market transactions. Before that, she was a Portfolio Manager at ETF Managers Group, where she specialized in domestic and international equity thematic strategies. Ms. Ryder holds a Bachelor of Science in Mathematics of Finance and Risk Management from the University of Michigan and holds the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Purchasing and Selling Fund Shares

Shares of each Fund are listed for trading on the Exchange. When you buy or sell Fund shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares of a Fund will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of such shares. A business day with respect to the Funds is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund’s NAV is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. NAV is determined each business day, normally as of the close of regular trading of the Exchange (ordinarily 4:00 p.m., Eastern time).

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are not readily available or they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, securities are valued at fair value. The Board has designated the Adviser as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. The Adviser has adopted and implemented policies and procedures approved by the Board to be followed when making fair value determinations, and it has established a Valuation Committee through which the Adviser makes fair value determinations. The

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Adviser’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Funds, the Adviser may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. Foreign securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any foreign securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the foreign markets and the time as of which a Fund prices its shares, the value the Adviser assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Adviser may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which the Adviser would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

Payments to Financial Intermediaries

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

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Distribution Plan

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee is 0.25% of the average daily net assets of a Fund.

The implementation of any payments under the distribution plan must be approved by the Board prior to implementation.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources and may be in addition to any payments that a Fund makes to financial intermediaries. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments

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received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of a Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of the Funds are issued and redeemed only in large quantities of shares known as Creation Units available only from the Funds directly to Authorized Participants, and that most trading in the Funds occurs on the Exchange at prevailing market prices and does not involve the Funds directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Funds or their shareholders. In addition, frequent trading of the Funds’ shares by Authorized Participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Dividends, Distributions and Taxes

Fund Distributions

Each Fund distributes its net investment income, if any, and makes distributions of its net realized capital gains, if any, at least annually. If

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you own shares of a Fund on the Fund’s record date, you will be entitled to receive the distribution.

Dividend Reinvestment Service

Brokers may make available to their customers who own shares of a Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

Tax Information

The following is a summary of certain important U.S. federal income tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. Your investment in the Fund may have other tax implications. More information about taxes is located in the SAI.

You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds

The Funds intend to elect and to qualify each year for the special tax treatment afforded to a regulated investment company (“RIC”) under Subchapter M of the Code. If the Funds maintain their qualification as a RIC and meets certain minimum distribution requirements, then a Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if a Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions are not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund

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makes distributions, you sell Fund shares, and you purchase or redeem Creation Units (Authorized Participants only).

Tax Status of Distributions

●	The Funds intend to distribute, at least annually, substantially all of its net investment income and net capital gains income.

●	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

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The income dividends you receive from a Fund may be taxed as either ordinary income or “qualified dividend income.” Dividends that are reported by a Fund as qualified dividend income are generally taxable to non-corporate shareholders at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income generally is income derived from dividends paid to a Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund’s shares. Holding periods may be suspended for these purposes for stock that is hedged. Distributions that a Fund receives from an underlying fund taxable as a RIC or REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income.

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Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned its shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares. For non-corporate shareholders, long-term

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capital gains are generally taxable at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Distributions from a Fund’s short-term capital gains are generally taxable as ordinary income.

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Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Certain of a Fund’s investment strategies may limit its ability to make distributions eligible to be eligible for a dividends received deduction.

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“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “Section 199A Dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A Dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A Dividends as are eligible but is not required to do so.

●

In general, your distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January but declared by a Fund to shareholders of record in October, November or December of the previous year will be treated as having been received by shareholders on December 31 of the calendar year in which declared, and thus may be taxable to you in the previous year.

●

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter,

48

the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

●	The Funds (or your broker) will inform you of the amount and character of any distributions shortly after the close of each calendar year.

Tax Status of Share Transactions

Each sale of Fund shares or redemption of Creation Units will generally be a taxable event. Assuming a shareholder holds Fund shares as a capital asset, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than twelve months. Any capital gain or loss realized upon a sale of Fund shares held for twelve months or less is generally treated as short-term capital gain or loss. Any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent distributions of long-term capital gain were paid (or treated as paid) with respect to such shares. Any loss realized on a sale will be disallowed to the extent shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. The ability to deduct capital losses may be limited.

The cost basis of shares of a Fund acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between: (i) the market value of the Creation Units at the time of the exchange plus any cash received in the exchange, and (ii) the Authorized Participant’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between: (i) the Authorized Participant’s basis in the Creation Units, and (ii) the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service (“IRS”), however, may assert that a loss that is realized upon an exchange of securities for Creation

49

Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Authorized Participants should consult their own tax advisor with respect to whether wash sales rules apply and when a loss might be deductible.

The Funds may pay the redemption price for Creation Units at least partially with cash, rather than the delivery of a basket of securities. The Funds may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Foreign Taxes

To the extent that a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of the total assets of a Fund at the end of the Fund’s taxable year consists of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. Each Fund (or your broker) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Net Investment Income Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors

If you are a nonresident alien individual or a foreign corporation, partnership, trust or estate, (i) a Fund’s ordinary income dividends distributed to you will generally be subject to a 30% U.S. withholding

50

tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of your shares of a Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding

The Funds (or financial intermediaries, such as brokers, through which shareholders own shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

More information about taxes is included in the SAI.

Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending

51

on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Funds’ distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of a Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of a Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of a Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Funds’ Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Premium/Discount Information

Information regarding how often the shares of a Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found at https://www.brownadvisory.com/etf.

52

Contractual Arrangements

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, sub-adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Financial Highlights

The table that follows presents performance information about the Funds. This information is intended to help you understand the Funds’ financial performance for the period of the Funds’ operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Cohen & Company, Ltd., independent registered public accounting firm for the Funds. The financial statements and the unqualified opinion of Cohen & Company, Ltd. are included in the Funds’ Form N-CSR filing for the fiscal year ending September 30, 2025, and are available upon request by calling the Funds at 877-876-6383.

53

Brown Advisory Sustainable Value ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.08
Net Realized and Unrealized Gain	1.84
Total from Investment Operations	1.92
Net Asset Value, End of Period	$26.92
Total Return†	7.68%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$194,168
Ratio of Expenses to Average Net Assets(2)	0.71	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.87	%††
Ratio of Net Investment Income to Average Net Assets(2)	1.05	%††
Portfolio Turnover Rate‡	13%

*	Per share data calculated using average shares method

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on June 13, 2025.

(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds.

54

Brown Advisory Sustainable Growth ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Loss*	—
Net Realized and Unrealized Gain	1.48
Total from Investment Operations	1.48
Net Asset Value, End of Period	$26.48
Total Return†	5.92%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$550,110
Ratio of Expenses to Average Net Assets	0.61	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.70	%††
Ratio of Net Investment Income to Average Net Assets	(0.04	)%††
Portfolio Turnover Rate‡	18%

*	Per share data calculated using average shares method

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on June 13, 2025.

Amount designated as “-” is $0 or has been rounded to $0.

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The Advisors’ Inner Circle Fund III

Brown Advisory Sustainable Value ETF
Brown Advisory Sustainable Growth ETF

Investment Adviser

Brown Advisory LLC
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

Sub-Adviser

Vident Asset Management
1125 Sanctuary Pkwy.
Suite 515
Alpharetta, Georgia 30009

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January 28, 2026, as it may be amended from time to time, includes detailed information about the Fund and The Advisors’ Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

To Obtain an SAI, Annual or Semi-Annual Report, Fund Financial Statements, or More Information:

By Telephone:	1-877-876-6383
By Mail:	Brown Advisory ETFs c/o SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456
By Internet:	https://www.brownadvisory.com/etf.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors’ Inner Circle Fund III, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22920.

BRW-PS-002-0100

PROSPECTUS

January 28, 2026

The Advisors’ Inner Circle Fund III

BROWN ADVISORY FLEXIBLE EQUITY ETF

Principal Listing Exchange: The NASDAQ Stock Market LLC

Ticker Symbol: BAFE

Investment Adviser:

Brown Advisory LLC

Investment Sub-adviser:
Vident Asset Management

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

Brown Advisory Flexible Equity ETF

Investment Objective

The Brown Advisory Flexible Equity ETF (the “Fund”) seeks to achieve long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses[1]	0.07%
Total Annual Fund Operating Expenses	0.57%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.03)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.54%

[1]	Other Expenses have been restated to reflect current fees.
[2]

Brown Advisory LLC (the “Adviser” or “Brown Advisory”) has contractually agreed to waive fees and/or to reimburse certain expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding any interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and non-routine expenses) (collectively, “excluded expenses”)) from exceeding 0.54% of the average daily net assets of the Fund until January 31, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon sixty (60) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

1

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$180	$315	$711

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests primarily in a portfolio of equity securities issued by large, middle, and small capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect certain favorable fundamental attributes. Such attributes include what the Adviser believes are favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), other ETFs, and business development

2

companies (“BDCs”). The Fund may also invest in private placements in these types of securities. The Fund may invest in ETFs and BDCs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to implement both growth and value styles and look across market cap ranges, expanding the bargain hunting concepts of value investing to a broader range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at what the Adviser considers to be bargain prices. Desirable traits include favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. The Adviser believes that bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive (i.e., the Adviser believes the downside return potential exceeds the upside return potential when considering the range of estimated future security prices), or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

The Adviser’s Process — Purchasing Portfolio Securities. The Adviser uses a research-intensive security selection process. Many characteristics of the underlying company are analyzed prior to purchasing its security in the Fund’s portfolio. These include:

●	A company’s market position and competitive advantages;

●	Its current and potential financial strength;

●	Its earnings and free cash flow; and

●	The effectiveness of its management team.

3

The Adviser believes a company’s market position and future market share are material to driving the growth of revenue, earnings, and free cash flows, and that future earnings and future free cash flows per share are drivers of a company’s stock return potential. These factors, along with the current share price, are considered in the Fund’s security selection process.

The Adviser also considers sustainable investment research provided by the research analysts or via third-party data, in its investment decision-making process where such research is considered by the Adviser to be material to long-term performance. The nature of the specific criteria considered will vary depending on the relevance to the security’s business model. Investment risks and/or opportunities related to criteria such as climate change, natural capital, or human capital may be considered. Where this analysis is taken into account, the Adviser assesses what it believes are relevant qualitative or quantitative information in combination with fundamental analysis. When considered, the data sources that inform sustainable investment research may include, though are not necessarily limited to, company disclosures, third-party data, expert networks, or industry publications. Third-party data providers are generally aggregators of sustainability data including but not limited to, climate, human capital, and governance data sets. Securities are not required to meet any minimum sustainable investment criteria; rather sustainable investment research is one of many considerations in security selection.

The Adviser constructs its portfolio one security at a time in seeking those with the best long-term potential, and may express its conviction in its favorite holdings through increased weightings. The Adviser does not limit its investments to securities of a particular market cap range but the focus is generally on companies with market capitalizations greater than $2 billion at the time of purchase.

The Adviser’s Process — Selling Portfolio Securities. The Adviser regularly monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration. The Adviser may sell a security or reduce its position if:

●	The security has reached a price whereby its risk/reward characteristics are not as favorable;

●	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

4

●	A better opportunity has been identified.

Under normal circumstances, the Adviser is a long-term investor with holding periods for securities of one to five years, therefore on average, the annual portfolio turnover is not expected to be high. The Fund will generally hold securities of between 30 to 50 issuers.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Principal Risks

As with all ETFs, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

ETF Risks — The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Trading Risk — Shares of the Fund may trade on The NASDAQ Stock Market LLC (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized

5

Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over—the—counter or listed on an exchange.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce

6

poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Investments in Investment Company Risk — When the Fund invests in an investment company, including closed—end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed—end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed—end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income—producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the

7

REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Depositary Receipts Risk — Investments in depositary receipts, such as ADRs, may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to

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the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing the Fund’s performance for the 2025 calendar year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those

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of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at www.brownadvisory.com/etf or by calling toll-free to 1-877-876-6383.

BEST QUARTER	WORST QUARTER
9.42%	(3.41)%
6/30/2025	3/31/2025

Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Brown Advisory Flexible Equity ETF	1 Year	Since Inception (11/15/2024)
Fund Returns Before Taxes	9.74%	8.47%
Fund Returns After Taxes on Distributions	9.66%	8.39%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	5.82%	6.46%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.43%	15.66%

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Investment Adviser

Brown Advisory LLC serves as the investment adviser to the Fund.

Investment Sub-Adviser

Vident Asset Management serves as the sub-adviser to the Fund.

Portfolio Managers

The Fund is jointly and primarily managed by a team of the following professionals:

Brown Advisory LLC

Maneesh Bajaj, CFA, has served as the portfolio manager of the Fund since its inception in 2024

Vident Asset Management

Rafael Zayas, CFA, Senior Vice President, Head of Portfolio Management and Trading of Vident Asset Management, has served as a portfolio manager of the Fund since its inception in 2024.

Austin Wen, CFA, Senior Portfolio Manager of Vident Asset Management, has served as a portfolio manager of the Fund since its inception in 2024.

Devin Ryder, CFA, Senior Portfolio Manager of Vident Asset Management, has served as a portfolio manager of the Fund since January 2026.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 12 of the prospectus.

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Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

The Fund issues shares to (or redeems shares from) certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and/or cash.

Individual shares of the Fund may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.brownadvisory.com/etf.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”), in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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More Information about the Fund’s Investment Objective and Strategies

Investment Objective

The Fund seeks to achieve long-term growth of capital. The investment objective of the Fund is not a fundamental policy and may be changed by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”) without shareholder approval.

Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund invests primarily in a portfolio of equity securities issued by large, middle, and small capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect certain favorable fundamental attributes. Such attributes include what the Adviser believes are favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), other ETFs, and business development companies (“BDCs”). The Fund may also invest in private placements in these types of securities. The Fund may invest in ETFs and BDCs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to implement both growth and value styles and look across market cap ranges, expanding the bargain hunting concepts of value investing to a broader range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at what the Adviser considers to be bargain prices. Desirable traits include

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favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. The Adviser believes that bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive (i.e., the Adviser believes the downside return potential exceeds the upside return potential when considering the range of estimated future security prices), or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

The Adviser’s Process — Purchasing Portfolio Securities. The Adviser uses a research-intensive security selection process. Many characteristics of the underlying company are analyzed prior to purchasing its security in the Fund’s portfolio. These include:

●	A company’s market position and competitive advantages;

●	Its current and potential financial strength;

●	Its earnings and free cash flow; and

●	The effectiveness of its management team.

The Adviser believes a company’s market position and future market share are material to driving the growth of revenue, earnings, and free cash flows, and that future earnings and future free cash flows per share are drivers of a company’s stock return potential. These factors, along with the current share price, are considered in the Fund’s security selection process.

The Adviser also considers sustainable investment research provided by the research analysts or via third-party data, in its investment decision-making process where such research is considered by the Adviser to be material to long-term performance. The nature of the specific criteria considered will vary depending on the relevance to the security’s business model. Investment risks and/or opportunities related to criteria such as climate change, natural capital, or human capital may be considered. Where this analysis is taken into account, the Adviser assesses what it believes are relevant qualitative or

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quantitative information in combination with fundamental analysis. When considered, the data sources that inform sustainable investment research may include, though are not necessarily limited to, company disclosures, third-party data, expert networks, or industry publications. Third-party data providers are generally aggregators of sustainability data including but not limited to, climate, human capital, and governance data sets. Securities are not required to meet any minimum sustainable investment criteria; rather sustainable investment research is one of many considerations in security selection.

The Adviser constructs its portfolio one security at a time in seeking those with the best long-term potential, and may express its conviction in its favorite holdings through increased weightings. The Adviser does not limit its investments to securities of a particular market cap range but the focus is generally on companies with market capitalizations greater than $2 billion at the time of purchase.

The Adviser’s Process — Selling Portfolio Securities. The Adviser regularly monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration. The Adviser may sell a security or reduce its position if:

●	The security has reached a price whereby its risk/reward characteristics are not as favorable;

●	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

●	A better opportunity has been identified.

Under normal circumstances, the Adviser is a long-term investor with holding periods for securities of one to five years, therefore on average, the annual portfolio turnover is not expected to be high. The Fund will generally hold securities of between 30 to 50 issuers.

The Adviser has engaged Vident Asset Management to serve as Sub-Adviser for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic

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or market conditions, or for temporary defensive or liquidity purposes, the Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. The Fund will only do so if the Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

This prospectus describes the Fund’s principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s SAI (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

More Information about Risk

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The principal risk factors affecting shareholders’ investments in the Fund (in alphabetical order) are set forth below.

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Convertible Securities Risk — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Depositary Receipts Risk — American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts (collectively, “Depositary Receipts”) are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of Depositary Receipts generally involve risks applicable to other types of investments in non—U.S. issuers. Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. The values of Depositary Receipts may decline for a number of reasons relating to the issuers or sponsors of the Depositary Receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

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Emerging Markets Risk — Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Risk — Because the Fund invests in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments the Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

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ETF Risks — The Fund is an ETF and, as a result of this structure, they are exposed to the following risks:

Trading Risk — Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in the Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in the Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s shares will continue to be met or will remain unchanged.

Shares of the Fund may trade at, above or below their most recent NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the prior most recent calculation. The trading prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade close to the Fund’s NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing

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to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of the Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in the Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of the Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of the Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of the Fund’s shares and the value of its underlying securities.

Foreign Investment Risk — The Fund may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events

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that do not otherwise affect the value of the security in the issuer’s home country. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Investments in Investment Company Risk — The Fund may purchase shares of investment companies. When the Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Large Capitalization Risk — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium—sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

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New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Small and Medium Capitalization Companies Risk — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over—the—counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

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REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate—related loans. By investing in REITs indirectly through the Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear the expenses of the REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Information About Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

Investment Adviser

Brown Advisory LLC serves as the investment adviser to the Fund. The Adviser’s principal place of business is 901 South Bond Street, Suite 400, Baltimore, Maryland 21231. The Adviser is a wholly owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company. Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998. The Adviser and its affiliates have provided investment advisory and management services to clients for over 25 years.

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As of September 30, 2025, the Adviser had approximately $120 billion in assets under management.

The Adviser oversees the day-to-day operations of the Fund, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. Further, the Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board oversees the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities.

For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and non-routine expenses) (collectively, “excluded expenses”)) from exceeding 0.54% of the average daily net assets of the Fund until January 31, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon sixty (60) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

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For the fiscal period ended September 30, 2025, the Fund paid 0.47% of its average daily net assets (after fee reductions) in advisory fees to the Adviser.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement is available in the Fund’s report filed on Form N-CSRS for the fiscal period ended March 31, 2025.

Investment Sub-Adviser

Vident Asset Management, a Delaware limited liability company located at 1125 Sanctuary Pkwy., Suite 515, Alpharetta, Georgia 30009, serves as the sub-adviser to the Fund. As of September 30, 2025, the Sub-Adviser had approximately $19.6 billion under management.

The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.05% based on the average daily net assets of the Fund for assets up to $250 million, 0.04% based on the average daily net assets of the Fund between $250 million and $500 million, and 0.01% based on the average daily net assets of the Fund between $500 million and $1.5 billion, subject to a minimum annual fee of $30,000.

A discussion regarding the basis for the Board’s approval of the Fund’s investment sub-advisory agreement is available in the Fund’s report filed on Form N-CSRS for the fiscal period ended March 31, 2025.

Portfolio Managers

Brown Advisory LLC

Maneesh Bajaj, CFA, has served as a portfolio manager of the Fund since its inception in 2024. Mr. Bajaj is a portfolio manager and equity research analyst at Brown Advisory. Prior to joining the firm, he was a strategy consultant at McKinsey & Co., New York. He also worked in corporate value consulting at Standard & Poor’s and in design and development of telecommunication networks at Primus Telecommunications. Mr. Bajaj received a M.S. from the University of Kentucky and an M.B.A. from the University of Pennsylvania.

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Vident Asset Management

Rafael Zayas, CFA and Austin Wen, CFA are portfolio managers of the Fund. Each portfolio manager has been a portfolio manager since the Fund’s inception in 2024.

Rafael Zayas: Senior Vice President, Head of Portfolio Management and Trading at Vident Asset Management since June 2020. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. Prior to joining the Sub-Adviser, Mr. Zayas was a Portfolio Manager for Russell Investments for over $5 billion in quantitative strategies across global markets, including emerging, developed, and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

Austin Wen: Senior Portfolio Manager at Vident Asset Management, specializing in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Mr. Wen has over a decade of investment experience. Previously, he was an analyst for Vident Financial, LLC, focusing on the development and review of various investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Devin Ryder: Senior Portfolio Manager at Vident Asset Management. Devin Ryder is a member of the Portfolio Management team at Vident Asset Management with over five years of industry experience. Prior to joining Vident Asset Management, Ms. Ryder was a Senior Software Engineer at Bloomberg, where she designed and built systems to connect ETF market participants and facilitate ETF primary market transactions. Before that, she was a Portfolio Manager at ETF Managers Group, where she specialized in domestic and international equity thematic strategies. Ms. Ryder holds a Bachelor of Science in Mathematics of Finance and Risk Management from the University of Michigan and holds the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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Purchasing and Selling Fund Shares

Shares of the Fund are listed for trading on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares of the Fund will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of such shares. A business day with respect to the Fund is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. NAV is determined each business day, normally as of the close of regular trading of the Exchange (ordinarily 4:00 p.m., Eastern time).

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, securities are valued at fair value. The Board has designated the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. The Adviser has adopted and implemented policies and procedures approved by the Board to be followed when making fair value determinations, and it has established a Valuation Committee through which the Adviser makes fair value determinations. The Adviser’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Adviser may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. Foreign securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any foreign securities owned by the Fund may

27

be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the foreign markets and the time as of which the Fund prices its shares, the value the Adviser assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Adviser may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which the Adviser would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

Payments to Financial Intermediaries

The Fund and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Fund and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

Distribution Plan

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than

28

paying other types of sales charges. The maximum annual Rule 12b-1 fee is 0.25% of the average daily net assets of the Fund.

The implementation of any payments under the distribution plan must be approved by the Board prior to implementation.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources and may be in addition to any payments that the Fund makes to financial intermediaries. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

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In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of the Fund are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to Authorized Participants, and that most trading in the Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders. In addition, frequent trading of the Fund’s shares by Authorized Participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Dividends, Distributions and Taxes

Fund Distributions

The Fund distributes its net investment income, if any, and makes distributions of its net realized capital gains, if any, at least annually. If you own shares of the Fund on the Fund’s record date, you will be entitled to receive the distribution.

Dividend Reinvestment Service

Brokers may make available to their customers who own shares of the Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested

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in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

Tax Information

The following is a summary of certain important U.S. federal income tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. Your investment in the Fund may have other tax implications. More information about taxes is located in the SAI.

You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund intends to elect and to qualify each year for the special tax treatment afforded to a regulated investment company (“RIC”) under Subchapter M of the Code. If the Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions are not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions, you sell Fund shares, and you purchase or redeem Creation Units (Authorized Participants only).

Tax Status of Distributions

●	The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income.

●	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

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●

The income dividends you receive from the Fund may be taxed as either ordinary income or “qualified dividend income.” Dividends that are reported by the Fund as qualified dividend income are generally taxable to non-corporate shareholders at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income generally is income derived from dividends paid to the Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, the Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund’s shares. Holding periods may be suspended for these purposes for stock that is hedged. Distributions that the Fund receives from an underlying fund taxable as a RIC or REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT. Certain of the Fund’s investment strategies may limit its ability to make distributions eligible to be treated as qualified dividend income.

●

Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned its shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares. For non-corporate shareholders, long-term capital gains are generally taxable at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Distributions from the Fund’s short-term capital gains are generally taxable as ordinary income.

●

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Certain of the Fund’s

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investment strategies may limit its ability to make distributions eligible to be eligible for a dividends received deduction.

●

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “Section 199A Dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A Dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A Dividends as are eligible but is not required to do so.

●

In general, your distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January but declared by the Fund to shareholders of record in October, November or December of the previous year will be treated as having been received by shareholders on December 31 of the calendar year in which declared, and thus may be taxable to you in the previous year.

●

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

●	The Fund (or your broker) will inform you of the amount and character of any distributions shortly after the close of each calendar year.

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Tax Status of Share Transactions

Each sale of Fund shares or redemption of Creation Units will generally be a taxable event. Assuming a shareholder holds Fund shares as a capital asset, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than twelve months. Any capital gain or loss realized upon a sale of Fund shares held for twelve months or less is generally treated as short-term capital gain or loss. Any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent distributions of long-term capital gain were paid (or treated as paid) with respect to such shares. Any loss realized on a sale will be disallowed to the extent shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. The ability to deduct capital losses may be limited.

The cost basis of shares of the Fund acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between: (i) the market value of the Creation Units at the time of the exchange plus any cash received in the exchange, and (ii) the Authorized Participant’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between: (i) the Authorized Participant’s basis in the Creation Units, and (ii) the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service (“IRS”), however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Authorized Participants should consult their own tax advisor with respect to whether wash sales rules apply and when a loss might be deductible.

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The Fund may pay the redemption price for Creation Units at least partially with cash, rather than the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Foreign Taxes

To the extent that the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of the total assets of the Fund at the end of the Fund’s taxable year consists of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or your broker) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Net Investment Income Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors

If you are a nonresident alien individual or a foreign corporation, partnership, trust or estate, (i) the Fund’s ordinary income dividends distributed to you will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of your shares of the Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,”

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which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding

The Fund (or financial intermediaries, such as brokers, through which shareholders own shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

More information about taxes is included in the SAI.

Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the

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Fund’s distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of the Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of the Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of the Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found at www.brownadvisory.com/etf.

Contractual Arrangements

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, sub-adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to, or

37

intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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Financial Highlights

The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Cohen & Company, Ltd., independent registered public accounting firm for the Fund. The financial statements and the unqualified opinion of Cohen & Company, Ltd. are included in the Fund’s Form N-CSR filing for the fiscal year ending September 30, 2025, and are available upon request by calling the Fund at 877-876-6383.

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Brown Advisory Flexible Equity ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.09
Net Realized and Unrealized Gain	1.95
Total from Investment Operations	2.04
Dividends and Distributions:
Net Investment Income	(0.02)
Total Dividends and Distributions	(0.02)
Net Asset Value, End of Period	$27.02
Total Return†	8.15%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,444,706
Ratio of Expenses to Average Net Assets(2)	0.54%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60%††
Ratio of Net Investment Income to Average Net Assets(2)	0.39%††
Portfolio Turnover Rate‡	14%

*	Per share data calculated using average shares method

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized.

‡

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on November 15, 2024.

(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds.

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The Advisors’ Inner Circle Fund III

Brown Advisory Flexible Equity ETF

Investment Adviser

Brown Advisory LLC
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

Sub-Adviser

Vident Asset Management
1125 Sanctuary Pkwy.
Suite 515
Alpharetta, Georgia 30009

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January 28, 2026, as it may be amended from time to time, includes detailed information about the Fund and The Advisors’ Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Fund’s holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	1-877-876-6383
By Mail:	Brown Advisory ETFs c/o SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456
By Internet:	www.brownadvisory.com/etf

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors’ Inner Circle Fund III, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22920.

BRW-PS-001-0200

STATEMENT OF ADDITIONAL INFORMATION

BROWN ADVISORY SUSTAINABLE VALUE ETF

Principal Listing Exchange: The NASDAQ Stock Market LLC

Ticker Symbol: BASV

BROWN ADVISORY SUSTAINABLE GROWTH ETF

Principal Listing Exchange: The NASDAQ Stock Market LLC

Ticker Symbol: BASG

BROWN ADVISORY FLEXIBLE EQUITY ETF
Principal Listing Exchange: The NASDAQ Stock Market LLC
Ticker Symbol: BAFE

each, a series of

THE ADVISORS' INNER CIRCLE FUND III

January 28, 2026

Investment Adviser:

BROWN ADVISORY LLC

Investment Sub-Adviser:

VIDENT ASSET MANAGEMENT

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors’ Inner Circle Fund III (the “Trust”) and the Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Value ETF and Brown Advisory Sustainable Growth ETF (each, a “Fund” and together, the “Funds”). This SAI is incorporated by reference into and should be read in conjunction with the Funds’ prospectus dated January 28, 2026, as it may be amended from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. The Funds’ audited financial statements dated September 30, 2025, including notes thereto and the report of the Funds’ independent registered public accounting firm thereon, are included in the most recent Form N-CSR for the Funds, and are incorporated by reference into this SAI. Shareholders may obtain copies of the Prospectus, the Funds’ annual or semi-annual report, and other information such as the Funds’ financial statements, free of charge by writing to the Funds at Brown Advisory ETFs, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 or calling the Funds at 1-877-876-6383.

January 28, 2026	BRW-SX-001-0200

THE TRUST

General. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013, as amended September 10, 2020 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund or exchange traded fund ("ETF"), and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

Exchange Traded Fund Structure. Each Fund operates as an ETF. Brown Advisory LLC (the "Adviser" or "Brown Advisory"), serves as the investment adviser to the Funds. Vident Asset Management (the "Sub-Adviser" or "Vident") serves as the sub-adviser to the Funds. The investment objective of the Brown Advisory Sustainable Value ETF is to achieve long-term capital appreciation. The investment objective of the Brown Advisory Sustainable Growth ETF is to achieve capital appreciation. The investment objective of the Brown Advisory Flexible Equity ETF is to achieve long-term growth of capital.

As an ETF, each Fund offers and issues shares at its net asset value ("NAV") only in aggregations of a specified number of shares (each, a "Creation Unit"). Each Fund generally offers and issues shares in exchange for a basket of securities ("Deposit Securities" together with the deposit of a specified cash payment ("Cash Component"). The Trust reserves the right to permit or require the substitution of a "cash in lieu" amount ("Deposit Cash") to be added to the Cash Component to replace any Deposit Security. Each Fund's shares are listed on The NASDAQ Stock Market LLC (the "Exchange") and trade on the Exchange at market prices. These prices may differ from a Fund's NAV per share. Each Fund's shares are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Trustees" or the "Board") under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

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DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus.

Each Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). This means that with respect to 75% of its total assets, a Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. If a Fund holds securities that perform well on a relative basis, the value of those securities could appreciate such that the value of a Fund’s securities that constitute more than 5% of a Fund’s total assets, in the aggregate, might exceed 25% of a Fund’s total assets. In these circumstances, the Adviser might determine that it is in the best interests of a Fund’s shareholders not to reduce one or more of a Fund’s holdings in securities that constitute more than 5% of a Fund’s total assets. If the Adviser makes such a determination, a Fund’s holdings in such securities would continue to exceed 25% of a Fund’s total assets, and the Fund would not purchase any additional shares of securities that constituted more than 5% of a Fund’s total assets. The Funds would continue to qualify as diversified funds under applicable federal securities laws. If more than 25% of a Fund’s assets were invested, in the aggregate, in securities of issuers that individually represented more than 5% of a Fund’s total assets, the Fund would be subject to the risk that its performance could be disproportionately affected by the performance of such securities. Each Fund also intends to satisfy the diversification requirements necessary to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. The Funds may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund's stated investment policies, including those stated below.

American Depositary Receipts ("ADRs")

ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.

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Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers may be subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Equity Securities

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships ("MLPs"). Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. A Fund may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

Types of Equity Securities:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Exchange-Traded Funds. An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities, often designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, NASDAQ 100 Index Tracking StockSM ("QQQsSM"), and iShares®. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, a Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities comprising the index which an index ETF is designed to track or the other holdings of an active or index ETF, although lack of liquidity in an ETF could result in it being more volatile than the tracked index or underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also "Securities of Other Investment Companies" below.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

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An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Micro, Small and Medium Capitalization Issuers. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Initial Public Offerings ("IPOs"). A Fund may invest a portion of its assets in securities of domestic and foreign companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. A Fund may hold IPO shares for a very short period of time, which may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

A Fund's investments in IPOs of foreign companies are subject to the risks set forth in "Risks of Foreign Securities" below.

General Risks of Investing in Stocks:

While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

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Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investment Trusts ("REITs")

A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying U.S. REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent. The above factors may adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

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Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, U.S. REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

Master Limited Partnerships

MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP's interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

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Exchange-Traded Notes ("ETNs")

ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN's returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate ("reference instrument") to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. ETNs are not registered or regulated as investment companies under the 1940 Act.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer's ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer's credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a Fund's right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. A Fund could lose some or all of the amount invested in an ETN.

Foreign Securities

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

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Investments in Emerging Markets. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of a Fund's securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds.

Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on securities held by a Fund or gains from the disposition of such securities.

In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. A Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

Foreign Agency Debt Obligations. A Fund may invest in uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments. Bonds issued by these foreign government agencies, subdivisions or instrumentalities are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign agency's operations and financial condition are influenced by the foreign government's economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government's agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of foreign agency bonds may be less liquid while market prices may be more volatile than prices of other bonds. Additional risks associated with foreign agency investing include differences in accounting, auditing and financial reporting standards; adverse changes in investment or exchange control regulations; political instability; and potential restrictions on the flow of international capital.

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Obligations of Supranational Entities. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, World Bank, African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

Investment Funds. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

•	Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

▪	The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

▪	Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

▪	The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

▪	The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes;

▪	A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund's ability to invest in a particular country or make it very expensive for a Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains; and

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▪	Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause a Fund to incur losses.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, on January 31, 2020, the United Kingdom (the "UK") formally withdrew from the EU (commonly referred to as "Brexit"). Following a transition period, the UK and the EU signed a post-Brexit trade agreement governing their future economic relationship on December 30, 2020. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund's investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

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In addition, on February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia's actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Similarly, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure to affected issuers.

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•	Information and Supervision. There may be less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

•	Stock Exchange and Market Risk. The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of possible ways.

Foreign stock markets may:

▪	Be generally more volatile than, and not as developed or efficient as, those in the United States;

▪	Have substantially less volume;

▪	Trade securities that tend to be less liquid and experience rapid and erratic price movements;

▪	Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

▪	Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

▪	Have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

▪	Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

▪	Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

▪	There may be less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

▪	Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

▪	Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

▪	Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

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•	Foreign Currency Risk. While each Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

▪	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

▪	Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

▪	Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

▪	There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

▪	Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

▪	The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

•	Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments.

Investments in China

The People's Republic of China ("China") is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for a Fund to obtain or enforce a judgment in a Chinese court. In addition, periodically there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, the President of the United States signed an Executive Order (the "November 2020 Executive Order") prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as "Communist Chinese military companies" or in instruments that are derivative of, or are designed to provide investment exposure to, those companies. In addition, on August 9, 2023, the President of the United States signed an Executive Order (the "August 2023 Executive Order" and, together with the November 2020 Executive Order, the "Executive Orders") directing the U.S. Department of the Treasury (the "Treasury") to promulgate regulations requiring notification of, or restricting, investments in China in certain categories of national security technologies, including semiconductors and microelectronics, quantum information, and certain artificial intelligence technologies. On October 28, 2024, the Treasury released a final rule implementing the China-focused outbound investment program introduced by the August 2023 Executive Order.

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The universe of affected securities affected by the Executive Orders and any related rules can change from time to time. As a result of an increase in the number of investors looking to sell such securities, or because of an inability to participate in an investment that the Adviser otherwise believes is attractive, a Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to a Fund. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

Money Market Securities

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P Global Ratings ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A – Description of Ratings" to this SAI.

U.S. Government Securities

A Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration, and the Federal Agricultural Mortgage Corporation ("Farmer Mac").

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

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On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10 percent annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount. The capital reserve amount was $3 billion in 2013, and decreased by $600 million in each subsequent year through 2017. It is believed that this amendment put Fannie Mae and Freddie Mac in a better position to service their debt because it eliminated the need for the companies to have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios over time. On December 21, 2017, the U.S. Treasury announced that it was again amending the Agreement to reinstate the $3 billion capital reserve amount. On September 30, 2019, the U.S. Treasury announced that it was further amending the Agreement, now permitting Fannie Mae and Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the 2017 amendment.

Under a letter agreement entered into in January 2021, each company is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each company to develop a plan to exit conservatorship, but may not do so until all litigation involving the conservatorships is resolved and each company has the minimum capital required by FHFA’s rules.

Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each company will end when the director of FHFA determines that FHFA’s plan to restore the company to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Agreement. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause a Fund’s investments to lose value.

•	U.S. Treasury Obligations. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

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Municipal Securities

Municipal securities, including municipal bonds and municipal notes, consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue or special obligation bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Private activity or industrial development bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the issuing municipality, but are generally backed by the agreement of the issuing authority to request appropriations from the municipality's legislative body. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

Commercial Paper

Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks

A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

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•	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid investments.

•	Unsecured Bank Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry.

Investment Grade Fixed Income Securities

Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Adviser. See "Appendix A – Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Debt Securities

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Corporate Bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Mortgage-Backed Securities. Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

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Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. The most significant differences of mortgage-backed securities are: 1) payments of interest and principal are more frequent (usually monthly) and 2) falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing a Fund to reinvest the money at a lower interest rate. In addition to risks associated with changes in interest rates, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Commercial Banks, Savings and Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by Ginnie Mae, Fannie Mae and Freddie Mac because they are not guaranteed by a government agency.

Other Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure that the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

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Bank Loans. Bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent is often a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. A Fund can invest in a bank loan either as a direct lender or through an assignment or participation.

When a Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, may enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by a Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When a Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, a Fund may be subject to greater delays, expenses and risks than those that would have been involved if a Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by the Adviser based on criteria approved by the Board.

A Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Fund's ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet a Fund's redemption obligations. To the extent that extended settlement creates short-term liquidity needs, a Fund may satisfy these needs by holding additional cash or selling other investments (potentially at an inopportune time, which could result in losses to a Fund).

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Bank loans may not be considered "securities," and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

The Adviser may from time to time have the opportunity to receive material, non-public information ("Confidential Information") about the borrower, including financial information and related documentation regarding the borrower that is not publicly available. Pursuant to applicable policies and procedures, the Adviser may (but is not required to) seek to avoid receipt of Confidential Information from the borrower so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of a Fund and other clients to which such Confidential Information relates (e.g., publicly traded securities issued by the borrower). In such circumstances, a Fund (and other clients of the Adviser) may be disadvantaged in comparison to other investors, including with respect to the price a Fund pays or receives when it buys or sells a bank loan. Further, the Adviser's abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain bank loans may be compromised if it is not privy to available Confidential Information. The Adviser may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If the Adviser intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell publicly traded securities to which such Confidential Information relates.

Repurchase Agreements

A Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. A Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. A Fund may also enter into "tri-party" repurchase agreements. In "tri-party" repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by a Fund.

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Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, a Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

The Derivatives Rule (defined below) permits a Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act. The Derivatives Rule permits a Fund to elect whether to treat a reverse repurchase agreement as a borrowing, subject to the asset coverage requirements of Section 18 of the 1940 Act, or as a derivatives transaction under the Derivatives Rule.

Securities of Other Investment Companies

A Fund may invest in shares of other investment companies, to the extent permitted by applicable law, subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying a Fund's expenses.

Generally, the federal securities laws limit the extent to which a Fund can invest in securities of other investment companies, subject to certain exceptions. For example, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

A Fund may rely on Section 12(d)(1)(F) of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions, a Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund. A Fund may also rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4, which became effective on January 19, 2021, permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions specified in the Rule including, among other conditions, that a Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). In addition, a Fund may be able to rely on certain other rules under the 1940 Act to invest in shares of money market funds or other investment companies beyond the statutory limits noted above, but subject to certain conditions.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange-Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

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A Fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a Fund to lose money when selling an interest in an unregistered fund. For example, many hedge funds require their investors to hold their investments for at least one year.

Derivatives

Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectus, a Fund may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. A Fund may also invest in derivatives with the goal of protecting itself from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with a Fund's investment objective and is legally permissible, a Fund may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Rule 18f-4 under the 1940 Act. Rule 18f-4 under the 1940 Act (the "Derivatives Rule") provides a comprehensive framework for the use of derivatives by registered investment companies. The Derivatives Rule permits a registered investment company, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including a Fund, from issuing or selling any "senior security," other than borrowing from a bank (subject to a requirement to maintain 300% "asset coverage").

Registered investment companies that don't qualify as "limited derivatives users" as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program ("DRMP") and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"); and (iii) comply with new requirements related to Board and SEC reporting. The DRMP is administered by a "derivatives risk manager," who is appointed by the Board and periodically reviews the DRMP and reports to the Board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a registered investment company that limits its "derivatives exposure" to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule) (a "limited derivatives user"), provided that the registered investment company establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% derivatives exposure threshold.

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The requirements of the Derivatives Rule may limit a Fund's ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund's investments and cost of doing business, which could adversely affect the value of a Fund's investments and/or the performance of a Fund. The rule also may not be effective to limit a Fund's risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund's derivatives or other investments. There may be additional regulation of the use of derivatives transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

CFTC Regulations. Pursuant to rules adopted under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), a Fund must either operate within certain guidelines and restrictions with respect to the Fund's use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a "commodity pool operator" ("CPO").

Types of Derivatives:

Futures. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the "delivery date"). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market." Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

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A Fund may incur commission expenses when they open or close a futures position.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or "OTC" options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

▪	Purchasing Put and Call Options

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the "option premium"). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

▪	Allowing it to expire and losing its entire premium;
▪	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
▪	Closing it out in the secondary market at its current price.

▪	Selling (Writing) Put and Call Options

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a fixed strike price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a fixed strike price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, a Fund may cancel an OTC option by entering into an offsetting transaction with the counterparty to the option.

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A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

A Fund is permitted to write only "covered" options. At the time of selling a call option, a Fund may cover the option by owning, among other things:

▪	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
▪	A call option on the same security or index with the same or lesser exercise price;
▪	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
▪	In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the option by, among other things:

▪	Entering into a short position in the underlying security;
▪	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price; or
▪	Maintaining the entire exercise price in liquid securities.

▪	Options on Securities Indices

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

•	Options on Credit Default Swaps

An option on a credit default swap ("CDS") gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

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▪	Options on Futures

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such a put option in order to hedge a long position in the underlying futures contract. A Fund may buy a call option on a futures contract for the same purpose as the actual purchase of a futures contract, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, a Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

▪	Options on Foreign Currencies

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. A Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

A Fund may use foreign currency options given the same circumstances under which it could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which a Fund's securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, a Fund may purchase a put option on the foreign currency. If the value of the currency then declined, a Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if a Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, a Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options.

▪	Combined Positions

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts or swap agreements, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

▪	Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);
▪	Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

▪	Do not require an initial margin deposit; and
▪	May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

▪	Foreign Currency Hedging Strategies

A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which a Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

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A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, a Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Participation Notes ("P-Notes"). P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Swap Agreements. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

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A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses.

▪	Equity Swaps

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

▪	Total Return Swaps

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

▪	Interest Rate Swaps

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for-floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.

As with a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

▪	Currency Swaps

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the agreement and returned at the end of the agreement. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

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▪	Inflation Swaps

Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the "breakeven inflation" rate and generally represents the current difference between treasury yields and Treasury Inflation Protected Securities yields of similar maturities at the initiation of the swap agreement. Inflation swaps are typically designated as "zero coupon," where all cash flows are exchanged at maturity. The value of an inflation swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

▪	Credit Default Swaps

A credit default swap is an agreement between a "buyer" and a "seller" for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by a Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the "par value") of the swap.

▪	Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

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Correlation of Prices. A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the Adviser's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

▪	Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
▪	A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and
▪	Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

Lack of Liquidity. Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

▪	Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
▪	Have to purchase or sell the instrument underlying the contract;
▪	Not be able to hedge its investments; and/or
▪	Not be able to realize profits or limit its losses.

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Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

▪	An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;
▪	Unusual or unforeseen circumstances may interrupt normal operations of an exchange;
▪	The facilities of the exchange may not be adequate to handle current trading volume;
▪	Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or
▪	Investors may lose interest in a particular derivative or category of derivatives.

Management Risk. Successful use of derivatives by a Fund is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into a Fund. If a Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Volatility and Leverage. A Fund's use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means a Fund will have the potential for greater gains, as well as the potential for greater losses, than if a Fund does not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

▪	Actual and anticipated changes in interest rates;
▪	Fiscal and monetary policies; and
▪	National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

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Government Regulation. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, granted significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The law and regulations may negatively impact a Fund by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives a Fund trades.

In addition, the SEC adopted the Derivatives Rule on October 28, 2020. Since its compliance date of August 19, 2022, the Derivatives Rule has replaced prior SEC and staff guidance with an updated, comprehensive framework for registered funds' use of derivatives. See "Derivatives – Rule 18f-4 under the 1940 Act" above for additional information on the requirements imposed on registered funds by the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.

Illiquid Investments

Illiquid investments are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Because of their illiquid nature, illiquid investments must be priced at fair value as determined in good faith by the Adviser, subject to Board oversight. Despite such good faith efforts to determine fair value prices, a Fund's illiquid investments are subject to the risk that the investment's fair value price may differ from the actual price which a Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to a Fund. Under the oversight of the Board, the Adviser determines the liquidity of a Fund's investments. A Fund may not acquire an illiquid investment if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

Securities Lending

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). A Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as a Fund's securities lending agent, but will bear all of any losses from the investment of collateral.

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By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Restricted Securities

A Fund may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such investments are "illiquid" depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Adviser.

Short Sales

A Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

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When-Issued, Delayed–Delivery and Forward-Delivery Transactions

A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. In a forward-delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed-delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery, or forward-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Derivatives Rule permits a Fund to enter into when-issued or delayed delivery basis securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a when-issued or delayed delivery basis security entered into by a Fund does not satisfy those requirements, the Fund would need to comply with the Derivatives Rule with respect to its when issued or delayed delivery transactions, which are considered derivatives transactions under the Derivatives Rule. See "Derivatives – Rule 18f-4 under the 1940 Act" above.

Special Risks of Cyber-attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or the Adviser, the Funds' distributor, custodian, or any other of the Funds' intermediaries or service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause a Fund's investments in such companies to lose value. There can be no assurance that a Fund, the Funds' service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber-attacks or other information security breaches in the future.

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General Market Risk

Some countries and regions in which the Fund invest have experienced war (including ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East), terrorism, social unrest, government defaults, government shutdowns, economic uncertainty, sanctions or the threat of sanctions, trade disputes with key trading partners and the imposition of associated tariffs, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues such as pandemics and epidemics (including those caused by COVID-19), and/or systemic market dislocations (including due to events outside of such countries or regions). Such events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Whether or not a Fund invests in securities of issuers located in countries impacted by such events, these and other events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental, which means that a Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

1.	The Funds may not purchase securities of an issuer that would cause such Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	The Funds may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Funds may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

3.	The Funds may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	The Funds may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	The Funds may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	The Funds may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

Concentration. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in any particular industry or group of industries, with certain exceptions. For purposes of a Fund's concentration policy, a Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance. Revenue bonds, or those issued to finance a specific project, are considered for purposes of determining concentration under the Fund's concentration policy.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although the 1940 Act does provide allowances for certain borrowings. In addition, Rule 18f-4 under the 1940 Act permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of Rule 18f-4.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company's ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Funds' policy concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

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EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

The shares of the Funds are approved for listing and trading on the Exchange. Each Fund's shares trade on the Exchange at prices that may differ to some degree from its NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Funds will continue to be met.

The Exchange may consider the suspension of trading in, and may initiate delisting proceedings of, the shares of a Fund under any of the following circumstances: (i) if the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) if the Fund no longer complies with the applicable listing requirements set forth in the Exchange's rules; (iii) if, following the initial twelve-month period after commencement of trading on the Exchange of the Fund, there are fewer than 50 beneficial holders of the Fund; or (iv) if such other event shall occur or condition exists which, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

As in the case of other publicly traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which each Fund's NAV per share is calculated and the trading currency is the currency in which shares of a Fund are listed and traded on the Exchange.

THE ADVISER AND SUB-ADVISER

Investment Adviser

General. Brown Advisory LLC, serves as the investment adviser to the Funds. The Adviser’s principal place of business is 901 South Bond Street, Suite 400, Baltimore, Maryland 21231. The Adviser is a wholly owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company. Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998. As of September 30, 2025, the Adviser had approximately $120 billion in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. In addition, the Adviser oversees the Sub-Adviser to ensure the Sub-Adviser's compliance with the investment policies and guidelines of the Funds. The Board oversees the Adviser and establishes policies that the Adviser must follow in their management activities.

Advisory Agreement. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Funds. Under the Advisory Agreement, the Adviser oversees the day-to-day operations of the Funds, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. Further, the Adviser continuously reviews, supervises, and administers the Funds' investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

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After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the Funds on at least 30 days' written notice to the Adviser, or, by the Adviser, on not more than 60 days' nor less than 30 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

Advisory Fees Paid to the Adviser. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Brown Advisory Sustainable Value ETF	0.67%
Brown Advisory Sustainable Growth ETF	0.58%
Brown Advisory Flexible Equity ETF	0.50%

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and non-routine expenses) (collectively, "excluded expenses")) from exceeding the levels set forth below as a percentage of the average daily net assets of each Fund until January 31, 2027 (the "contractual expense limit").

Fund	Contractual Expense Limit
Brown Advisory Sustainable Value ETF	0.71%
Brown Advisory Sustainable Growth ETF	0.61%
Brown Advisory Flexible Equity ETF	0.54%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon sixty (60) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

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With respect to (i) the Flexible Equity ETF, for the fiscal period from November 15, 2024 (commencement of operations) to September 30, 2025; and (ii) the Sustainable Value ETF and Sustainable Growth ETF, for the fiscal period from June 13, 2025 (commencement of operations) to September 30, 2025, the Funds paid the Adviser the following advisory fees:

Fund	Contractual Advisory Fees	Fees Waived by the Adviser	Total Fees Paid to the Adviser (After Waivers)
	2025
Sustainable Value ETF	$314,835	$74,224	$240,611
Sustainable Growth ETF	$890,830	$136,647	$754,183
Flexible Equity ETF	$5,064,692	$436,841	$4,627,851

Sub-Adviser

General. Vident Asset Management, a Delaware limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser’s principal place of business is located at 1125 Sanctuary Pkwy., Suite 515, Alpharetta, Georgia 30009. The Sub-Adviser is owned by Vident Capital Holdings, LLC, which is controlled by MM VAM, LLC. MM VAM, LLC is owned by Casey Crawford. As of September 30, 2025, the Sub-Adviser had approximately $19.6 billion in assets under management.

Sub-Advisory Agreement. The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement with respect to the Funds (the "Sub-Advisory Agreement"). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund's portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement, and is terminable at any time without penalty by the Board.

Sub-Advisory Fee. For its services to each Fund, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.05% based on the average daily net assets of the Fund for assets up to $250 million, 0.04% based on the average daily net assets of the Fund between $250 million and $500 million, and 0.01% based on the average daily net assets of the Fund between $500 million and $1.5 billion, subject to a minimum annual fee of $30,000.

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With respect to (i) the Flexible Equity ETF, for the fiscal period from November 15, 2024 (commencement of operations) to September 30, 2025; and (ii) the Sustainable Value ETF and Sustainable Growth ETF, for the fiscal period from June 13, 2025 (commencement of operations) to September 30, 2025, the Adviser paid the Sub-Adviser the following advisory fees:

Fund	Contractual Sub-Advisory Fees Paid
2025
Sustainable Value ETF	$23,635
Sustainable Growth ETF	$66,414
Flexible Equity ETF	$255,895

THE PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation.

Brown Advisory LLC

Each portfolio manager of the Adviser receives a compensation package that includes various components, including a base salary and variable incentive bonus. A portfolio manager who is also a member of the Adviser's management team maintains a significant equity interest in Brown Advisory Group Holdings LLC. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the Adviser's business. When evaluating the performance of the Funds' portfolio manager, the Adviser compares the pre-tax performance of the portfolio manager's accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. Accounts managed in the below referenced styles are typically compared to the following indices:

Sustainable Growth Fund	Russell 1000® Growth Index
Sustainable Value Fund	Russell 1000® Value Index
Flexible Equity ETF	S&P 500 Index

Vident Asset Management

The Sub-Adviser's portfolio managers receive a fixed base salary and discretionary bonus that are not tied to the performance of the Funds.

Fund Shares Owned by the Portfolio Managers. The Funds are required to show the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of a Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

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Name	Dollar Range of Fund Shares Owned[1]
Brown Advisory LLC
Michael Poggi, CFA	None
Karina Funk, CFA	None
David Powell, CFA	None
Maneesh Bajaj, CFA	None
Vident Asset Management
Rafael Zayas, CFA	None
Austin Wen, CFA	None
Devin Ryder, CFA	None

1	Valuation date is September 30, 2025.

Other Accounts. In addition to the Funds, the portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. None of the accounts for which the portfolio managers are responsible are subject to a performance-based advisory fee. The information below is provided as of September 30, 2025.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Brown Advisory LLC
Michael Poggi, CFA	1	$178.32	2	$226.16	69	$199.36
Karina Funk, CFA	1	$6,629.04	3	$4,491.14	683	$13,748.57
David Powell, CFA	1	$6,629.04	3	$4,491.14	681	$13,748.56
Maneesh Bajaj, CFA	1	$1,004.01	1	$875.55	853	$5,465.79
Vident Asset Management
Rafael Zayas, CFA	63	$7,115	18	$5,152	0	$0
Austin Wen, CFA	72	$6,749	21	$5,183	0	$0
Devin Ryder, CFA	11	$1,163	2	$212	0	$0

Conflicts of Interest.

Brown Advisory LLC

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to the Funds and other accounts. More specifically, portfolio managers who manage other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client's individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Adviser may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable to differences in investment guidelines and timing of cash flows. The Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Funds may abuse their fiduciary duties to the Funds.

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If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Funds may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

With respect to securities transactions for clients, the Adviser determines which broker to use to execute each order. However, the Adviser may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Funds. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

Vident Asset Management

A portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with the portfolio manager's management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated.

Conflicts may also arise because portfolio decisions regarding the Funds may benefit other accounts managed by the Sub-Adviser or its affiliates. For example, the sale of a long position or establishment of a short position by a fund sub-advised by the Sub-Adviser may impair the price of the same security sold short by (and therefore benefit) one or more other funds sub-advised by the Sub-Adviser, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more other funds sub-advised by the Sub-Adviser.

Conflicts may also arise when selecting other funds sub-advised by the Sub-Adviser as investments for a Fund because (i) the fees paid by the Adviser to the Sub-Adviser for sub-advising certain other funds may be higher than the fees paid by the Funds or another fund and (ii) the fees received by the Sub-Adviser and its affiliates as index provider may be higher for some funds than for another fund.

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THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an amended and restated administration agreement dated November 16, 2018, as amended (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Funds, subject to certain minimums. For the fiscal period ended September 30, 2025, the Funds paid the following amounts for these services:

Fund	Administration Fees Paid
2025
Sustainable Value ETF	$19,465
Sustainable Growth ETF	$60,230
Flexible Equity ETF	$428,059

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THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the "Distribution Agreement"), whereby the Distributor acts as a principal underwriter for the Trust's shares and distributes the shares of the Funds. Shares of the Funds are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute shares of the Funds in amounts less than a Creation Unit. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of shares of the Funds, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information, to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distributor also may enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Units of shares of the Funds. Such Soliciting Dealers also may be Authorized Participants (as discussed in "Procedures for Creation of Creation Units" below) or DTC participants (as defined below).

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days' written notice to the other party.

The Distributor also may provide trade order processing services pursuant to a services agreement.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

Distribution Plan. The Trust has adopted a Distribution Plan applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Funds. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of Fund shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. Because Rule 12b-1 fees are paid out of the Funds' assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, its service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

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The Adviser and/or its affiliates also may make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 serves as the transfer agent of the Funds.

THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 acts as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103 serves as independent registered public accounting firm for the Funds. The financial statements and notes thereto incorporated by reference have been audited by Cohen & Company, Ltd. as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 2222 Market Street, Philadelphia, Pennsylvania 19103-3007, serves as legal counsel to the Trust.

SECURITIES LENDING

The Funds did not engage in securities lending activities during the fiscal year ended September 30, 2025.

FINANCIAL INDUSTRY RELATIONSHIPS

SEI Investments, along with its subsidiaries and affiliates (including, but not limited to, the Administrator, the Distributor and SIMC) (collectively, “SEI”), provides a range of services to various financial market participants and has a broad network of relationships with financial services companies, including investment funds, asset managers, broker-dealers and other intermediaries, accounting firms, banks and transfer agents. Although SEI’s various business units largely operate independently of one another, their customers and relationships may, and often will, overlap. For example, a particular asset manager might be a sub-adviser to an investment fund that is managed primarily by SIMC, may sponsor a fund that is registered on the Advisors Inner Circle platform, and/or may manage a fund in which SEI Investments is an investor (with its own capital). From time to time, one SEI business unit may introduce or refer a third-party to another SEI business unit for additional potential services. These various relationships may give rise to actual or perceived conflicts of interest. However, understanding the duties and responsibilities that SEI owes its customers under law and under contract, SEI keeps such actual or perceived conflicts of interest front-of-mind on an ongoing basis and, where appropriate, works with the compliance function, as well as internal and external counsel, to identify and mitigate or eliminate such conflicts, including through appropriate disclosure to applicable governing boards.

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TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day operations of the Funds' portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in other investment companies, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

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From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are six members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Mr. Alshefski, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

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Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a "Waiver Term") if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustee
John G. Alshefski (Born: 1966)	Chairman of the Board of Trustees[1] (since 2025)	SEI employee from 1992 to present. Senior Vice President and Head of SEI Investment Manager Services for Traditional Asset Managers, SEI Investments Company, Inc., from 2013 to 2025. Head of SEI Offshore Fund Servicing Business Line, SEI Investments Company, Inc., from 1996 to 2013. Fund Accounting Director, SEI Investments Company, from 1992 to 1996.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Symmetry Panoramic Trust.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Independent Trustees
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC ("CCM") from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman), Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited and FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

[1]	Mr. Alshefski may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

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Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Alshefski should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company and his knowledge of the financial services industry.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

The Trust has concluded that Ms. Maynard-Elliott should serve as Trustee because of the experience she gained in a variety of leadership roles at a leading industrial company, the experience she has gained as a board member of several prominent companies, and her legal and financial management expertise.

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The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and (ix) other audit related matters. Mr. Hunt, Mr. Lemke, Ms. Maynard-Elliott, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as Chair of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for "interested" Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Mr. Hunt, Mr. Lemke, Ms. Maynard-Elliott, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee. Ms. Maynard-Elliott serves as Chair of the Governance Committee. The Governance Committee meets periodically, as necessary, and met two (2) times during the most recently completed fiscal year.

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Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies)[1,2]
Interested Trustee
John G. Alshefski	None	None
Independent Trustees
Jon C. Hunt	None	None
Thomas P. Lemke	None	None
Nichelle Maynard-Elliott	None	None
Jay C. Nadel	None	None
Randall S. Yanker	None	None

[1]	Valuation date is December 31, 2025.
[2]	The Funds are the only funds in the family of investment companies.

Board Compensation. The Trust paid the following fees to the Trustees during the fiscal year ended September 30, 2025.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustee
John G. Alshefski	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
Jon C. Hunt	$156,951	N/A	N/A	$156,951 for service on one (1) board
Thomas P. Lemke	$156,951	N/A	N/A	$156,951 for service on one (1) board
Nichelle Maynard-Elliott	$156,951	N/A	N/A	$156,951 for service on one (1) board
Jay C. Nadel	$156,951	N/A	N/A	$156,951 for service on one (1) board
Randall S. Yanker	$156,951	N/A	N/A	$156,951 for service on one (1) board

[1]	All funds in the Fund Complex are series of the Trust.

Trust Officers. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

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Certain officers of the Trust also serve as officers of one or more funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
Michael Beattie (Born: 1965)	President (since 2014)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Eric C. Griffith (Born: 1969)	Vice President (since 2020) Secretary (since 2025)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, The Advisors' Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Chief Compliance Officer of SEI Alternative Income Fund since May 2023. Chief Compliance Officer of Symmetry Panoramic Trust since December 2023. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Marci Morgan (Born: 1971)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2025)	Director of Anti-Money Laundering Compliance at SEI Investments since May 2025. Director of Global Due Diligence at SEI Investments from October 2023 to May 2025. Vice President of Regulatory Management at BNY Mellon Investment Servicing (formerly PNC Global Investment Servicing) from December 2001 to January 2006 and from April 2010 to February 2023.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company ("DTC") acts as securities depositary for the Funds' shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

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Beneficial ownership of shares of the Funds are limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares of the Funds (owners of such beneficial interests are referred to herein as "Beneficial Owners") are shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares of the Funds. The Trust recognizes DTC or its nominee as the record owner of all shares of the Funds for all purposes. Beneficial Owners of shares of the Funds are not entitled to have such shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares of the Funds.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares of the Funds held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares of the Funds, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Funds. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of the Funds held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Funds' shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of shares of the Funds, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

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PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

Each Fund issues and redeems its shares on a continuous basis, at NAV, only in a large specified number of shares called a "Creation Unit," either principally in-kind for securities or in cash for the value of such securities. The NAV of a Fund's shares is determined once each business day, as described below under "Determination of Net Asset Value." The Creation Unit size may change. Authorized Participants will be notified of such change.

CUSTOM BASKETS. The basket is generally representative of a Fund's portfolio, and together with a cash balancing amount, is equal to the NAV of the Fund shares comprising the Creation Unit. However, Rule 6c-11 of the 1940 Act permits a Fund to utilize "custom baskets" provided the conditions of the rule are met. Rule 6c-11 defines "custom baskets" to include two categories of baskets. First, a basket containing a non-representative selection of the ETF's portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund's portfolio holdings; (ii) a representative sampling of the Fund's portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of the Fund's securities market index, if applicable. Second, if different baskets are used in transactions on the same business day (as defined below), each basket after the initial basket would constitute a custom basket. For example, if a Fund exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if a Fund substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

PURCHASE (CREATION). The Trust issues and sells shares of the Funds only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any business day, in proper form pursuant to the terms of the Authorized Participant Agreement ("Participant Agreement"); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The Funds will not issue fractional Creation Units. A business day is, generally, any day on which the Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the "Deposit Securities") per each Creation Unit, and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities ("Deposit Cash") and the Cash Component. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The "Cash Component" is an amount equal to the difference between the NAV of the shares of a Fund (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through NSCC, make available on each business day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous business day) for the Funds. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

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The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the index the performance of which the Fund seeks to track, if applicable.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, "custom orders"). The Trust also reserves the right to (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of or implementation of rebalancing changes in the index the performance of which a Fund seeks to track, if applicable. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the index the performance of which a Fund seeks to track, if applicable, or resulting from certain corporate actions.

CASH PURCHASE METHOD. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "BOOK ENTRY ONLY SYSTEM"). In addition, each Participating Party or DTC Participant (each, an "Authorized Participant") must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee and any other applicable fees, taxes, and additional variable charges. The Adviser may retain all or a portion of the creation transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the creation transaction fee is designed to cover.

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All orders to purchase shares directly from a Fund, including custom orders, must be placed for one or more Creation Units in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the "Order Placement Date."

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from a Fund in Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund's investments are primarily traded is closed, a Fund also will generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook or applicable order form. The Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the applicable cut-off time on such business day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The "Settlement Date" for a Fund is generally the second business day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. Upon written notice to the Distributor, such canceled order may be resubmitted the following business day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the business day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in "proper form" if all procedures set forth in the Participant Agreement, AP Handbook, order form, and this SAI are properly followed.

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ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second business day following the day on which the purchase order is deemed received by the Distributor. However, a Fund reserves the right to settle Creation Unit transactions on a basis other than the second business day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to a Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares of a Fund on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by the time set forth in the Participant Agreement on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income, and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a creation transaction fee as set forth below under "Creation Transaction Fee" may be charged and an additional variable charge may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying net asset value of a Fund, the Trust does not intend to suspend acceptance of orders for Creation Units.

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All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units ("Creation Order Costs"). The standard creation transaction fee for a Fund, regardless of the number of Creation Units created in the transaction, is set forth in the table below.

Fund	Creation Transaction Fee
Brown Advisory Sustainable Value ETF	$125
Brown Advisory Sustainable Growth ETF	$105
Brown Advisory Flexible Equity ETF	$140

A Fund may adjust the creation transaction fee from time to time. The creation transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. A Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund's shareholders, e.g., for creation orders that facilitate the rebalance of a Fund's portfolio in a more efficient manner than could have been achieved without such order.

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the Transaction Fee is designed to cover.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because a Fund's shares may be issued on an ongoing basis, a "distribution" of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the 1933 Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

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Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund's shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.

REDEMPTION. Shares of a Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a business day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares of a Fund in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each business day, the list of the names and share quantities of a Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the business day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the shares of the Fund being redeemed, as next determined after a receipt of a request in proper form, and the value of Fund Securities (the "Cash Redemption Amount"), less any fixed redemption transaction fee as set forth below and any applicable additional variable charge as set forth below. In the event that a Fund's securities have a value greater than the NAV of the shares of a Fund, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust's discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD. Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of a Fund, when full or partial cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of a Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

REDEMPTION TRANSACTION FEE. A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units ("Redemption Order Costs"). The standard redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, is set forth in the table below.

Fund	Redemption Transaction Fee
Brown Advisory Sustainable Value ETF	$125
Brown Advisory Sustainable Growth ETF	$105
Brown Advisory Flexible Equity ETF	$140

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A Fund may adjust the redemption transaction fee from time to time. The redemption transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for a Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. A Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of a Fund's portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services, which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The non-standard charges are payable to a Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The Adviser may retain all or a portion of the redemption transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the redemption of a Creation Unit, which the redemption transaction fee is designed to cover.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or caused to be transferred to the Trust's Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor's shares of a Fund through DTC's facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected, unless, to the extent contemplated by the Participant Agreement, collateral is posted in an amount equal to a percentage of the value of the missing shares of that Fund as specified in the Participant Agreement (and marked to market daily).

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares of a Fund to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

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ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of a Fund's securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than two business days after the day on which the redemption request is received in proper form. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholders will be required to receive redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund also may, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Pursuant to the Participant Agreement, an Authorized Participant submitting a redemption request is deemed to make certain representations to the Trust regarding the Authorized Participant's ability to tender for redemption the requisite number of shares of a Fund. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares of a Fund to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a "qualified institutional buyer," ("QIB") as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not business days for the Funds, shareholders may not be able to redeem their shares, or to purchase or sell shares on the Exchange, on days when the NAV of a Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the securities owned by a Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rules 2a-4 and 2a-5 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value by the Adviser in good faith, and subject to the oversight of the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by a Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by a Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, a Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Futures and swaps cleared through a central clearing house ("centrally cleared swaps") are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time a Fund calculates net asset value, the settlement price may not be available at the time at which a Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value a Fund's futures or centrally cleared swaps position.

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Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Use of Third-Party Independent Pricing Services. Pursuant to contracts with the Administrator, prices for most securities held by a Fund with readily available market quotations are provided by third-party independent pricing agents. The valuations for these securities are reviewed by the Administrator. In accordance with the Adviser's Valuation Procedures, the Adviser may also use third-party independent pricing agents (reviewed and approved by the Adviser) to fair value certain securities without readily available market quotations (or where market quotations are unreliable).

Fair Value Procedures. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Adviser and implemented through the Adviser's Valuation Committee. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents, independent broker dealers and/or the Adviser's or Sub-Adviser's own personnel (including investment personnel).

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time a Fund calculates net asset value. When a security is valued in accordance with the Fair Value Procedures, the Adviser's Valuation Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Fair Valuation of Foreign Securities Based on U.S. Market Movements. A third party fair valuation vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each foreign security) applied by the fair valuation vendor in the event that there are movements in the U.S. market that exceed a specific threshold that has been established by the Adviser. The Adviser has also established a "confidence interval" that is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market that is required for a particular security to be fair valued when the threshold is exceeded. In the event that the threshold established by the Adviser is exceeded on a specific day, the Adviser values the foreign securities in a Fund's portfolio that exceed the applicable "confidence interval" based upon the fair values provided by the fair valuation vendor. In the event that the Adviser believes that the fair values provided by the fair valuation vendor are not reliable, the Adviser will determine in good faith the fair value of the foreign securities, subject to Board oversight.

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DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Dividends from net investment income, if any, are declared and paid annually by the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to improve index tracking, if applicable, or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares of a Fund are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

The Funds make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of a Fund, plus any net capital gains and (ii) to avoid the imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends by a Fund if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund's eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of a Fund at NAV per share. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting each Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an individual retirement account ("IRA"), 401(k) or other tax-advantaged account.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

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Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign, or local taxes.

Regulated Investment Company Status. Each Fund has elected (or intends to elect) and intends to qualify each year to be treated as a RIC under the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If a Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, a Fund must distribute annually to its shareholders at least an amount equal to the sum of 90% of the Fund's net investment company taxable income for such year (including, for this purpose, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses), computed without regard to the dividends paid deduction, and at least 90% of its net tax-exempt interest income for such year, if any (the "Distribution Requirement") and also must meet certain additional requirements. One of these additional requirements for RIC qualification is that a Fund must receive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to a Fund's business of investing in such stock, securities, foreign currencies and net income from interests in qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

If a Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions are not available to a Fund and it fails to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate income tax rate (currently 21%) without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to its shareholders as ordinary income dividends to the extent of a Fund's current and accumulated earnings and profits, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may benefit from the lower tax rates on qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

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Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organization requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

Notwithstanding the Distribution Requirement described above, a Fund will be subject to a nondeductible 4% federal excise tax on undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year and 98.2% of its capital gain net income for the twelve months ended October 31 of such year, subject to an increase for any shortfall in the prior year's distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax but can make no assurances that such tax will be completely eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, a Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining a Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against a RIC's net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. A Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Taxation of Shareholders – Distributions. A Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

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Subject to certain limitations and requirements, dividends reported by a Fund as qualified dividend income will be taxable to non-corporate shareholders at rates of up to 20% (lower rates apply to individuals in lower tax brackets). In general, dividends may be reported by a Fund as qualified dividend income if they are paid from dividends received by the Fund on common and preferred stock of U.S. companies or on stock of certain eligible foreign corporations, provided that certain holding period and other requirements are met by a Fund with respect to the dividend-paying stocks in its portfolio. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) a Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that a Fund receives from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported underlying fund or REIT. Certain of a Fund’s investment strategies may limit its ability to make distributions eligible to be treated as qualified dividend income.

Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Capital gains distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in a Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, a Fund's distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by a Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Certain of a Fund's investment strategies may limit its ability to make distributions eligible to be eligible for a dividends received deduction.

A Fund's participation in loans of securities may affect the amount, timing, and character of distributions to Fund shareholders. If a Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a "substitute payment") with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

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Any dividend or distribution paid shortly after an investor's purchase of fund shares may have the effect of reducing the aggregate NAV of the shares below the cost of the investment ("buying a dividend"). Such a dividend or distribution would be a return of capital in an economic sense, although taxable as stated in the Prospectus and this SAI. Accordingly, a taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution. In addition, the Code provides that if a shareholder holds shares of a fund for six months or less and has (or is deemed to have) received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received or deemed to have been received.

If a Fund's distributions exceed its current and accumulated earnings and profits (as calculated for federal income tax purposes), all or a portion of the distributions made in the same taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder's basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder's shares.

A Fund's shareholders will be notified annually by the Fund (or their broker) as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes. Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of a Fund's ordinary income or net capital gain, respectively, actually earned during the shareholder's period of investment in a Fund.

Sales, Exchanges or Redemptions. A sale or exchange of shares or redemption of Creation Units in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares by shareholders will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares have been held for more than 12 months, and short-term capital gain or loss if the shares are held for 12 months or less. However, if shares on which a shareholder has received a long-term capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger's aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of a Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger's basis in the Creation Units. The Internal Revenue Service ("IRS"), however, may assert that an Authorized Participant may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing "wash sales" (for an Authorized Participant which does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position.

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Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year and were held as capital assets in the hands of the exchanging Authorized Participant. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any capital loss realized upon a redemption of Creation Units held for six months or less should be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of the Funds, has the right to reject an order for a purchase of shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, a Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Net Investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married and filing jointly or if considered a "surviving spouse" for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their "net investment income." This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (including capital gain distributions and capital gains realized on the sale of shares of a Fund or the redemption of Creation Units), among other categories of income, are generally taken into account in computing a shareholder's net investment income.

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Taxation of Complex Securities. A Fund may hold certain investments that are subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) and that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. These rules could therefore affect the character, amount and timing of distributions to shareholders and may require a Fund to sell securities to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve its qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

The Funds are required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by a Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause such Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement and for avoiding the excise tax discussed above. Accordingly, to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

In general, for purposes of the 90% Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" ("QPTP") (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Section 7704(d) of the Code, and (iii) that generally derives less than 90% of its income from the same sources as described in the 90% Test) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a QPTP.

The Funds intend to invest in certain MLPs which may be treated as QPTPs. Income from QPTPs is qualifying income for purposes of the 90% Test, but a Fund's investment in one or more of such QPTPs is limited under the Asset Test to no more than 25% of the value of a Fund's assets. The Funds will monitor their investments in such QPTPs in order to ensure compliance with the 90% and Asset Tests.

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Investments in QPTPs may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in QPTPs may at other times result in the Fund's receipt of nontaxable cash distributions from a QPTP and if the Fund then distributes these nontaxable distributions to Fund shareholders, it could constitute a return of capital to Fund shareholders for federal income tax purposes. Any cash distributions received by a Fund from a QPTP in excess of a Fund's tax basis therein generally will be considered to be gain from the sale or exchange of the Fund's QPTP shares. A Fund's tax basis in its investments in a QPTP generally is equal to the amount the Fund paid for its interests in the QPTP (i) increased by the Fund's allocable share of the QPTP's net income and certain QPTP debt, if any, and (ii) decreased by the Fund's allocable share of the QPTP's net losses and distributions received by the Fund from the QPTP.

MLPs and other partnerships that the Funds may invest in will deliver Schedules K-1 to the Funds to report their share of income, gains, losses, deductions, and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that a Fund issues its tax reporting statements. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement. When such reclassification is necessary, the Funds (or their administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

"Qualified publicly traded partnership income" within the meaning of Section 199A(e)(4) of the Code is eligible for a 20% deduction by non-corporate taxpayers. "Qualified publicly traded partnership income" is generally income of a "publicly traded partnership" (within the meaning of Section 7704 of the Code) that is not treated as a corporation for U.S. federal income tax purposes (pursuant to Section 7704(c) of the Code) with respect to such entity's qualified trade or business, but does not include certain investment income. A "publicly traded partnership" for purposes of this deduction is not necessarily the same as a QPTP, as defined above. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). RICs, such as the Funds, are not permitted to pass the special character of this income through to their shareholders. Direct investors in entities that generate "qualified publicly traded partnership income" will enjoy the lower rate, but investors in RICs that invest in such entities will not.

A Fund may invest in U.S. REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to the Fund's shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT's current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT's current and accumulated earnings and profits.

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U.S. REITs in which a Fund invests often do not provide complete and final tax information to a Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Funds (or their administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

"Qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by a Fund and which the Fund properly reports as "Section 199A Dividends," are treated as "qualified REIT dividends" in the hands of non-corporate shareholders. A Section 199A Dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A Dividends as are eligible, but is not required to do so.

If a Fund acquires any equity interest in certain foreign investment entities (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation's assets (computed based on average fair market value) either produce or are held for the production of passive income ("passive foreign investment companies" or "PFICs"), a Fund will generally be subject to one of the following special tax regimes: (i) a Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if a Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) a Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Amounts included in income each year by a Fund arising from a QEF election, will be "qualifying income" under the 90% Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies. The Funds intend to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. A Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its return from these investments.

Foreign Taxes. A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to any investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, then the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, the Funds (or their administrative agent) will report annually to its shareholders the respective amounts per share of a Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by a Fund.

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A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders in respect of a Fund's foreign taxes for the current year could be reduced.

Certain Foreign Currency Tax Issues. A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and record when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as RICs and minimize the imposition of income and excise taxes. Accordingly, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on dispositions of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund's income to be distributed to its shareholders as ordinary income.

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The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% Test described above if such gains are not directly related to a Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Backup Withholding. A Fund or financial intermediaries, such as brokers, through which a shareholder holds shares) will be required in certain cases to withhold (as "backup withholding") at a 24% withholding rate and remit to the U.S. Treasury such withheld amounts on any distributions paid to any shareholder who: (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that the shareholder is not subject to backup withholding; or (4) fails to provide a certified statement that the shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign Shareholders. Any foreign shareholders in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as "FATCA" (the Foreign Account Tax Compliance Act), a U.S. withholding tax at a 30% rate is imposed on dividends for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions ("FFIs"), such as non-U.S. investment funds, and non-financial foreign entities ("NFFEs"). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement. A Fund will not pay any additional amounts in respect to any amounts withheld.

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A beneficial holder of shares who is a foreign person may be subject to foreign, state and local income tax and to the U.S. federal estate tax in addition to the U.S. federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment or fixed base maintained by the shareholder in the United States.

A non-U.S. entity that invests in a Fund will need to provide the Fund or its broker with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, although currently not part of the Fund’s investment strategies, for example: (i) a Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) a Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Funds. It is expected that each Fund will not be liable for any corporate excise, income or franchise tax in Delaware if they qualify as RICs for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of federal, state, local and foreign taxes.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser or Sub-Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Adviser and the Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of combined orders.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser or Sub-Adviser may select a broker based upon brokerage or research services provided to the Adviser or Sub-Adviser, as applicable. The Adviser or Sub-Adviser, as applicable, may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser and the Sub-Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Sub-Adviser, as applicable, may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and the Sub-Adviser believe that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

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To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser and the Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser or the Sub-Adviser, as applicable, in connection with a Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser or Sub-Adviser, as applicable, will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement or the Sub-Adviser under the Sub-Advisory Agreement. Any advisory or other fees paid to the Adviser and the Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser and the Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser and the Sub-Adviser, as applicable, make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or the Sub-Adviser, as applicable, will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and the Sub-Adviser face a potential conflict of interest, but the Adviser and the Sub-Adviser believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser and the Sub-Adviser may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or the Sub-Adviser, as applicable, with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds or the Adviser or the Sub-Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

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For the fiscal period ended September 30, 2025, the Funds did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

Securities of "Regular Broker-Dealers." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) that a Fund held during their most recent fiscal year. During the fiscal period ended September 30, 2025, the Funds did not hold any securities of their "regular brokers or dealers."

Portfolio Turnover Rate. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

For the fiscal period ended September 30, 2025, the Funds’ portfolio turnover rates were as follows:

Fund	Portfolio Turnover Rates
2025
Sustainable Value ETF	13%
Sustainable Growth ETF	18%
Flexible Equity ETF	14%

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about the Funds’ security holdings. The Funds’ entire portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly available internet websites, as well as through the following website: https://www.brownadvisory.com/etf. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the NSCC.

Greater than daily access to information concerning the Funds' portfolio holdings will be permitted (i) to certain personnel of service providers to the Funds involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Funds' service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds, and the terms of the Trust's current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Funds, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Funds and (ii) generally after it has been disseminated to the NSCC.

The Funds will disclose their complete portfolio holdings in public filings with the SEC on a quarterly basis, based on the Funds' fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose any of the Funds' portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust's Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.

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DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust's request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Funds’ complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record will be available: (i) without charge, upon request, by calling 1-877-876-6383; (ii) by visiting https://www.brownadvisory.com/etf; and (iii) on the SEC’s website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Sub-Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Funds, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

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PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

Although the Trust does not have information concerning the beneficial ownership of shares of the Funds held in the names of DTC Participants, as of January 6, 2026, the name, address and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below. Shareholders having more than 25% beneficial ownership of the Fund’s outstanding shares may be in control of the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Brown Advisory Sustainable Value ETF
Name and Address	% of Fund
US BANK 1555 N RIVERCENTER DR SUITE 302 MILWAUKEE WI 53212	69.11%
NFS LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	16.80%
HSBC/CLEAR 545 WASHINGTON BLVD JERSEY CITY, NJ 07310	6.40%

Brown Advisory Sustainable Growth ETF
Name and Address	% of Fund
US BANK 1555 N RIVERCENTER DR SUITE 302 MILWAUKEE WI 53212	59.87%
NFS LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	30.41%
CHARLES SCHWAB 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	8.00%

Brown Advisory Flexible Equity ETF
Name and Address	% of Fund
US BANK 1555 N RIVERCENTER DR SUITE 302 MILWAUKEE WI 53212	76.60%
NFS LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	19.02%

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APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings ("Fitch"), respectively.

Description of Moody's Global Ratings

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody's Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-1

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody's Global Short-Term Ratings

P-1 Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2 Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3 Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody's U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody's Demand Obligation Ratings

For variable rate demand obligations ("VRDOs"), Moody's assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer's ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders ("on demand") and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade ("VMIG") scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer's long-term rating drops below investment grade. For VRDOs, Moody's typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as "NR".

A-2

Moody's demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P's Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

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An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P's Long-Term Issue Credit Ratings*

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

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D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.

* Ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P's Short-Term Issue Credit Ratings

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.

Description of S&P's Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

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• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D 'D' is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch's Credit Ratings

Fitch's credit ratings relating to issuers are forward looking opinions on the relative ability of an entity or obligation to meet financial commitments. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used as indications of the likelihood of repayment in accordance with the terms of the issuance.

Fitch's credit rating scale for issuers and issues is expressed using the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms "investment grade" and "speculative grade" are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative grade categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as 'NR' on its webpage.

Fitch's credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an index).

Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation).

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Description of Fitch's Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material default risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial default risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of default risk.

C Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of 'CCC', 'CC' and 'C' can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'CCC' to 'C' rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch's Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

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Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

BROWN ADVISORY LLC

PROXY VOTING POLICY ON SECURITIES

Brown Advisory (hereafter 'the firm') considers proxy voting to be an important part of executing our responsibilities to our clients. When clients designate voting authority to the Firm, we seek to vote proxies in line with our fiduciary duty. Overall, the Firm aims to vote in favor of proposals that we believe will maximize shareholder value over time.

This policy contains the considerations and preferences that guide our proxy voting on securities—including differences between our process for institutional strategies and for advisory clients—followed by our general Proxy Voting Guidelines, developed in consultation with Institutional Shareholder Services Inc. (ISS).

This Policy is designed to ensure that the Firm votes proxies in the best interest of clients, so as to promote the long-term economic value of the underlying securities. These votes are informed by the consideration of any material and applicable information.

Governance and Oversight

Proxy voting is overseen by a Proxy Voting Committee consisting of colleagues from teams around the Firm including equity research, legal and compliance, sustainable investing, client service and operations. The Proxy Voting Committee is responsible for approving any changes to the Proxy Voting Policy. The Proxy Voting Policy is reviewed on at least an annual basis.

Proxy Advisory Services

To facilitate the proxy voting process, the Firm has engaged Institutional Shareholder Services Inc. ("ISS"), an unaffiliated, third-party proxy voting service, to provide proxy research and voting recommendations. In addition, the Firm subscribes to ISS's proxy vote management system, which provides a means to receive and vote proxies, as well as services for record-keeping, auditing, reporting and disclosure regarding votes. However, securities held within institutional equity strategies are voted on a case-by-case basis, meaning, we do not rely exclusively on the proxy policy, and complement our proxy provider's research with our own in-house research to arrive at independent decisions, when needed. The Firm will regularly review our relationship with ISS in order to assess its capacity and competency to provide services to the Firm and to review certain of its significant policies and procedures, including those governing conflicts of interests, error identification and correction and processes to evaluate additional information received during the proxy process.

Voting Responsibilities

With respect to securities held in our institutional equity strategies, determining how a vote will be cast begins with our research analysts and, ultimately, rests with the portfolio managers for each Brown Advisory strategy. While we use the recommendations of ISS as a baseline for our voting, especially for routine management proposals, we vote each proposal after consideration on a case-by-case basis.

Client Specific Guidelines

From time to time, clients may prefer to elect alternative voting guidelines. In cases where a client desires to elect alternative voting guidelines, the Firm will work with the client and ISS to identify appropriate alternative voting guidelines. Where no appropriate pre-defined alternative guidelines are available, the Firm will endeavor to work with the client to define and set up guidelines to vote proxies on a case-by-case basis. If pre- defined alternative ISS policy guidelines are selected that the Firm has not previously implemented, members of the Firm's proxy voting committee will review the policy and determine whether it may be offered to a broader array of clients as part of the on-boarding process. The Firm may recommend a departure from specific aspects of the selected policy's guidelines when it deems such a departure to be in the client's best interest.

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Institutional Proxy Voting Process

Proxy voting for equity strategies that are marketed to the Firm's institutional clients is overseen by a Proxy Voting Committee consisting of colleagues from teams around the Firm including equity research, legal and compliance, sustainable investing and operations.

The Committee is responsible for overseeing the proxy voting process. Determining how a vote will be cast begins with the research analysts and, ultimately, rests with the portfolio managers for each Brown Advisory equity investment strategy. While we use the recommendations generated based on the guidelines contained in this document as a baseline for our voting, especially for routine management proposals, we vote each proposal after consideration on a case-by-case basis.

For more detail on our Institutional Proxy Voting process, please see pp. 4-5 of this document.

Advisory Client Proxy Voting Process

Proxy voting for our Advisory clients (meaning clients for whom we manage customized accounts in a discretionary relationship according to their goals) is facilitated and monitored by our Proxy Voting Operations team. The team is responsible for arrangements with all custodial partners to have accounts set to electronic omnibus ballot distribution to our proxy voting agency, ISS. When omnibus ballot distribution is not supported, individualized account set up and distribution will be arranged.

Unless otherwise agreed with a client, Brown Advisory's Proxy Voting Policy is assigned by default to our Advisory client accounts. This means that decisions made through the execution of the Institutional Proxy Voting process (including votes against policy) will also be reflected in the voting activity for Advisory Clients.

For more detail on our Advisory Client Proxy Voting process, please see pp. 5 of this document.

Impediments to Vote Execution

In recognition of its fiduciary obligations, the Firm generally endeavors to vote the proxies it receives. However, the Firm may abstain from voting proxies or allow for votes to be executed in line with the policy before full review is completed in certain circumstances. For example, the Firm may determine that abstaining from voting is appropriate if voting is not in the best interest of the client. In addition to abstentions due to material conflicts of interest, situations in which we would not vote proxies might include:

■	Circumstances where the cost of voting the proxy exceeds the expected benefits to the client.
■	Circumstances where there are significant impediments to an efficient voting process, including with respect to non-US issuers where the vote requires translations or other burdensome conditions.
■	Circumstances where the vote would not reasonably be expected to have a material effect on the value of the client's investment.
■	Circumstances where custodial procedural requirements are overly burdensome.

Reporting and Transparency

Brown Advisory publishes proxy voting activity for our internally managed funds on its website and provides reporting to clients as required or requested.

BROWN ADVISORY PROXY VOTING POLICY ON SECURITIES

Proxy Voting Principles for Securities Held within our Institutional Strategies

The following principles serve as a foundation of our approach to proxy voting for securities held within our institutionally marketed equity strategies. For these securities, Brown Advisory's equity research team has researched the company and generally is well-informed of any issues that are material to the company's business model and practices. As such, we believe we are in a position to engage with companies on these issues both through proxy voting and other engagement practices.

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■	Proxy voting is our fiduciary duty. We hold ourselves responsible for aligning our investment decision- making process and our proxy voting, in order to be consistent about what we seek from companies we hold in our institutional portfolios. We seek investments that are building and protecting long-term shareholder value, and we align all proxy voting activity with this goal. Responsible management of sustainability issues may be one input to achieving long-term shareholder value, and as such, we may support those shareholder proposals that encourage company action on what we believe are material risks or opportunities. However, no goal – sustainability-related or otherwise – will supplant the goal of seeking long-term financial performance.
■	Transparency is essential. Brown Advisory is committed to providing proxy reporting and standardized disclosure of our voting history, as well as publishing N-PX filings as required by law. Transparency is an important step in helping our clients evaluate whether we uphold our stated principles.
■	Bottom-up due diligence should inform voting decisions. We seek to review each proposal that comes up for vote. Our analysts seek to dive below the surface and fully understand the implications of especially complex and material proposals. The recommended votes generated based on Brown Advisory's proxy voting guidelines are taken into consideration, but do not determine our final decisions.
■	Proxy voting can be a part of a larger program to encourage better management risks and opportunities that may affect the investment return. Proxy voting is one way to communicate with companies on risks and opportunities that may present a challenge or present an opportunity for a business, and in turn its investment returns. To complement our proxy voting process, and sometimes as result of it, our investment team might choose to pursue an extended engagement with a company as it relates to any information found during the due-diligence process for determining the vote.

Institutional Proxy Voting Process

Members of the Firm's equity research team receive weekly notification of all upcoming meetings taking place at companies in their coverage. Fundamental research analysts guide vote recommendations on management proposals, and sustainable investment research analysts guide vote recommendations on shareholder proposals, with both groups working together to think through the relevant issues. Final vote decisions ultimately are made by the portfolio manager.

Proposals may require additional due diligence and benefit from collaborative investigation, and this is determined on a case-by-case basis. Where necessary, our analysts will conduct research on each proposal, which may include information contained in public filings, policy recommendations and management conversations. To enhance our analysis, we may collaborate with our internal and external networks, the resolution filer and/ or associated coalition, ISS analysts about their recommendation, the company itself and relevant industry experts. If our additional due diligence uncovers factual errors, incompleteness or inaccuracies in the information ISS uses to generate a vote recommendation, the Firm will seek to bring this to the attention of ISS.

In cases where the final voting recommendation is in line with our Proxy Voting Policy, the vote is cast automatically. When our recommendation diverges from the Policy the responsible analyst will contact the portfolio managers who own the company and who have final decision-making power to share their rationale. In most cases, the portfolio managers agree with the analyst's recommendation, in rare cases they may overrule. In either case, the final recommendation is provided to Brown Advisory's operations team, which documents the rationale for the vote and ensures vote execution. All votes cast against policy require approval from the Firm's General Counsel or designee.

In the event that portfolio managers of different strategies disagree on the vote recommendation for a company they all own, a split vote may be conducted. In general, this disagreement is due to portfolio managers having unique views on an issue. When a split vote occurs, the Fund associated with each strategy are voted in line with the portfolio manager's instruction. All other shares of the company held by Brown Advisory, including separately managed accounts, are split in a manner that is proportionate to the relative number of shares held across each institutional strategy. Split votes must be approved by the Firm's General Counsel or designee.

Advisory Client Voting Process

Proxy voting for our Advisory clients is facilitated and monitored by our Proxy Voting Operations team. The team is responsible for arrangements with all custodial partners to have accounts set to electronic omnibus ballot distribution to our proxy voting agency, ISS. When omnibus ballot distribution is not supported, individualized account set up and distribution will be arranged. Unless otherwise agreed with a client, Brown Advisory's Proxy Voting Policy is assigned by default to our Advisory client accounts.

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The following exceptions can apply to standard voting for Advisory clients:

•	Client Directed: A client will always retain her or his authority to request verbally and confirm in writing their request to:
•	Attend a meeting and vote
•	Vote in line with account owner request
•	Request a take no action or abstention

•	No Voting: A client, during on-boarding, will have the ability to request accounts to be set to have voting ballots mailed directly to the account owner's address.

•	Holdings in Funds: All holdings owned by our Advisory client base also held in our fund complexes are overseen and governed by the voting practices detailed in the Institutional section.

•	Client-specific Guidelines: Whereas we have a standard policy default, we have the capability to provide our Advisory clients with the option to customize their voting preferences. Should a client desire a customized approach, the Brown Advisory client team will work directly with the client, Brown Advisory Operations, and ISS to establish and implement client-specific guidelines.

•	No ISS Recommendations: If a client is invested in a company where ISS will not be supplying voting recommendations (e.g., privately held companies), the analyst covering the company will supply voting recommendations. Should the company not be covered internally, the client's portfolio manager will be notified and asked to instruct the vote.

The following voting practices are applied to separately managed portfolios:

•	Brown Advisory institutional strategies held in a separately managed account (SMA): Holdings within Brown Advisory SMAs are overseen and governed by the Proxy Voting Committee and follow all protocols detailed in the Institutional section.

•	Externally managed strategies held in a SMA: Holdings within an externally managed strategy held as a SMA are set up with the delegated and/or appointed manager for voting. In other terms, Brown Advisory yields voting authority to the appointed manager.

GENERAL POSITIONS

Below is a summary of Brown Advisory's general positions for voting on common proxy questions when Brown Advisory is authorized to vote shares at its discretion rather than by a client's specific guidelines. Given the dynamic and wide-ranging nature of corporate governance issues that may arise, this summary is not intended to be exhaustive.

Management Recommendations

Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. Furthermore, Brown Advisory runs concentrated equity portfolios which we believe generally results in holding high quality companies that have strong and trustworthy management teams. This quality bias results in our portfolio managers generally supporting management proposals. Although proxies with respect to most issues are voted in line with the recommendation of the issuer's management, the Firm will not blindly vote in favor of management. The Firm will not support proxy proposals or positions that it believes compromise clients' best interests or that the Firm determines may be detrimental to the underlying value of client positions.

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Election of Directors

Although proxies will typically be voted for a management-proposed slate of directors, the Firm may vote against (or withhold votes for) such directors if there are compelling corporate governance reasons for doing so. Some of these reasons may include where a director: attends less than 75% of board and relevant committee meetings; is the CEO of a company where a serious restatement occurred after the CEO certified the financial statements; served at a time when a poison pill was adopted without shareholder approval within the prior year; is the CFO of the company; has an interlocking directorship; has a perceived conflict of interest (or the director’s immediate family member has a perceived conflict of interest); or serves on an excessive number of boards.

In keeping with our fiduciary duty to our clients, whose capital is invested in the companies considered, the Firm seeks to support independent boards of directors that are aligned with the company’s long-term success, which for us is highly dependent on addressing the interests of a broad range of stakeholders, including customers, employees, and communities. We believe boards that incorporate a broad range of perspectives and backgrounds, skills, and depth of relevant experience have the potential to enhance shareholder value. Therefore, we are committed to using our vote, on behalf of our clients, to support this principle. We expect robust disclosure on the skills and experiences directors bring to the board, enabling shareholders to assess the extent to which the board represents the company’s stakeholder base, industry nuances, and business model. The Firm may vote against boards, Nominating Committee Chairs, senior/lead independent directors, or Chairs of the board where we believe there is an insufficient range of representation, experience, background, thought, or some combination thereof to meet the long-term interests of shareholders (i.e., our clients).

Separation of the roles of Chairperson and CEO is generally supported, but the Firm will not vote against a CEO who serves as chairperson or director on this basis alone. In the absence of an independent chairperson, however, the Firm generally supports the appointment of a lead director with authority to conduct sessions outside the presence of the insider chairperson.

The Firm will typically vote against any inside director seeking appointment to a key committee (audit, compensation, nominating or governance), since the Firm believes that the service of independent directors on such committees best protects and enhances the interests of shareholders. Where insufficient information is provided regarding performance metrics, or where pay is not tied to performance (e.g., where management has excessive discretion to alter performance terms or previously defined targets), the Firm will typically vote against the chair of the compensation committee.

Appointment and Rotation of Auditors

Management recommendations regarding selection of an auditor shall generally be supported, but the Firm will not support the ratification of an auditor when there appears to be a hindrance on auditor independence, intentional accounting irregularity or negligence by the auditor. Some examples include: when an auditing firm has other relationships with the company that may suggest a conflict of interest; when the auditor bears some responsibility for a restatement by the company; when a company has aggressive accounting policies or lack of transparency in financial statements; and when a company changes auditors as a result of disagreement between the company and the auditor regarding accounting principles or disclosure issues. The firm will generally support proposals for voluntary auditor rotation with reasonable frequency and/or rationale.

Changes in State of Incorporation or Capital Structure

Management recommendations about reincorporation are generally supported unless the new jurisdiction in which the issuer is reincorporating has laws that would dilute the rights of shareholders of the issuer. The Firm will generally vote against reincorporation where it believes the financial benefits are minimal and there is a decrease in shareholder rights. Shareholder proposals to change the company's place of incorporation generally will only be supported in exceptional circumstances.

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Because adequate capital stock is important to the operation of a company, the Firm will generally support the authorization of additional shares, unless the issuer has not disclosed a detailed plan for use of the shares, or where the number of shares far exceeds those needed to accomplish a detailed plan. Additionally, if the issuance of new shares will limit shareholder rights or could excessively dilute the value of outstanding shares, then such proposals will be supported only if they are in the best interest of the client.

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Corporate Restructurings, Mergers and Acquisitions

All proposed transactions are reviewed on a case-by-case basis according to their specific merits and drawbacks. Vote recommendations are made based on the review of various factors. Factors that may be considered within the analysis include the reasonableness of the valuation, market response to the announcement of the proposed deal, the fit of the proposed transaction within the company's long-term strategy, management's track record for successful transaction implementation, changes to the governance profile of the company post transaction, and any conflicts of interest that may be present.

Proposals Affecting Shareholder Rights

The Firm generally favors proposals that are likely to promote shareholder rights and/or increase shareholder value. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally will not be supported.

Anti-takeover Issues

Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis, considering the rights of shareholders, since the financial interest of shareholders regarding buyout offers is so substantial.

Although the Firm generally opposes anti-takeover measures because they tend to diminish shareholder rights and reduce management accountability, the Firm generally supports proposals that allow shareholders to vote on whether to implement a "poison pill" plan (shareholder rights plan). In certain circumstances, the Firm may support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains a reasonable 'qualifying offer' provision. The Firm generally supports anti-greenmail proposals, which prevent companies from buying back company stock at significant premiums from a large shareholder.

Shareholder Action

The Firm generally supports proposals that allow shareholders to call special meetings, with a minimum threshold of shareholders requesting such a meeting. The Firm believes that best practice for a minimum threshold of shareholders required to call a special meeting is generally considered to be between 20-25%, however the Firm assesses this on a company-by-company basis. Proposals that allow shareholders to act by written consent are also generally supported, if there is a threshold of the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting. The Firm believes that best practice for a minimum threshold of shareholders required to act by written consent is generally considered to be between 20-25%, however the Firm assesses this on a company-by-company basis. In order to assess the appropriateness of special meeting and written consent provisions the Firm would, for example, consider the make-up of the existing investor base/ownership, to determine whether a small number of investors could easily achieve the required threshold, as well as what other mechanisms or governance provisions already exist for shareholders to access management.

Proxy Access

The Firm believes that shareholders should, under reasonable conditions, have the right to nominate directors of a company. The Firm believes that it is generally in the best interest of shareholders for companies to provide shareholders with reasonable opportunity to exercise this right, while also ensuring that short-term investors or investors without substantial investment in the company cannot abuse this right. In general, we believe that the appropriate threshold for proxy access should permit up to 20 shareholders that collectively own 3% or more of the company's outstanding shares for 3 or more years to nominate the greater of 2 directors or 20% of the board's directors, however the Firm assesses this on a case-by-case basis.

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Supermajority Vote Requirements

The Firm believes that a simple majority voting requirement is generally the preferred requirement to pass a proposal. Therefore, votes against proposals to establish a supermajority vote requirement are generally in the best interest of shareholders. In circumstances where there is a substantial or dominant shareholder, supermajority voting may be protective of minority shareholder interests therefore proposals instituting these requirements may be appropriate in such circumstances. Shareholder proposals seeking to reduce an existing supermajority voting requirement are generally not supported.

Executive Compensation

Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans and other equity-based compensation, should be examined on a case-by- case basis to ensure that the long-term interests of management and shareholders are properly aligned. This alignment includes assessing whether compensation is tied to both material sustainability and financial KPIs. Share count and voting power dilution should be limited.

The Firm generally favors the grant of restricted stock units (RSUs) to executives, since RSUs are an important component of compensation packages that link executives' compensation with their performance and that of the company. The Firm typically opposes caps on executive stock RSUs, since tying an executive's compensation to the performance of the company provides incentive to maximize share value. The Firm also supports equity grants to directors, which help align the interests of outside directors with those of shareholders, although such awards should not be performance-based, so that directors are not incentivized in the same manner as executives.

Proposals to reprice or exchange RSUs are reviewed on a case-by-case basis, but are generally opposed. The Firm generally will support a repricing only in limited circumstances, such as if the stock decline mirrors the market or industry price decline in terms of timing and magnitude and the exchange is not value destructive to shareholders.

Although matters of executive compensation should generally be left to the board's compensation committee, proposals to limit executive compensation will be evaluated on a case-by-case basis.

The Firm generally supports shareholder proposals to allow shareholders an advisory vote on compensation. Absent a compelling reason, companies should submit say-on-pay votes to shareholders every year, since such votes promote valuable communication between the board and shareholders regarding compensation. Where there is an issue involving egregious or excessive bonuses, equity awards or severance payments (including golden parachutes), the Firm will generally vote against a say-on-pay proposal. The Firm may oppose the election of compensation committee members at companies that do not satisfactorily align executive compensation with the interests of shareholders.

Sustainability-Related Proposals

Brown Advisory seeks to cast all votes prudently and in line with long-term shareholder value, regardless of the topic on which a particular proposal focuses. Shareholder proposals regarding sustainability issues are evaluated in the same manner as all other proposals. We seek to support those proposals that our evaluation shows will likely have a clear and direct positive financial effect on shareholder value and would not impose unnecessary or excessive costs on the issuer. The sustainability-related proposals we support often result in increased reporting and disclosure, which we believe will benefit investors' due diligence. In rare cases where the Firm believes a company has not adequately mitigated significant and material sustainability risks, the Firm may vote against directors.

Non-U.S. Proxy Proposals

For actively recommended issuers domiciled outside the United States, the Firm uses ISS's international proxy voting guidelines, including, in certain circumstances, country-specific guidelines to generate vote recommendations. These proposals are reviewed in the same manner as U.S. proposals, with votes against policy executed when such a vote is deemed to be in line with the promotion of shareholder value.

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Conflicts of Interest

A "conflict of interest" means any circumstance when the Firm or one of its affiliates (including officers, directors and employees), or in the case where the Firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does a material amount of business with, receives material compensation from, or sits on the board of, a particular issuer or closely affiliated entity and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted. For example, a perceived conflict of interest may exist if an employee of the Firm serves as a director of an actively recommended issuer, or if the Firm is aware that a client serves as an officer or director of an actively recommended issuer. Conflicts of interest will be resolved in a manner the Firm believes is in the best interest of the client.

The firm should vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters and Immaterial Conflicts: The Firm may vote proxies for routine matters, and for non-routine matters that are considered immaterial conflicts of interest, consistent with this Policy. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Firm's decision-making in voting a proxy. Materiality determinations will be made by the Chief Compliance Officer or designee based upon an assessment of the particular facts and circumstances.

Material Conflicts and Non-Routine Matters: If the firm believes that (a) it has a material conflict and (b) that the issue to be voted upon is non-routine or is not covered by this Policy, then to avoid any potential conflict of interest:

■	In the case of a Fund, the Firm shall contact the Fund board for a review and determination.
■	In the case of all other conflicts or potential conflicts, the Firm may "echo vote" such shares, if possible, which means the Firm will vote the shares in the same proportion as the vote of all other holders of the issuer's shares; OR in cases when echo voting is not possible, the Firm may defer to ISS recommendations, abstain or vote in a manner that the Firm, in consultation with the General Counsel, believes to be in the best interest of the client.

If the aforementioned options would not address or ameliorate the conflict or potential conflict, then the Firm may abstain from voting.

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PROSPECTUS

January 28, 2026

The Advisors’ Inner Circle Fund III

DEMOCRATIC LARGE CAP CORE ETF

Principal Listing Exchange: The NASDAQ Stock Market

Ticker Symbol: DEMZ

INVESTMENT ADVISER:

REFLECTION ASSET MANAGEMENT, LLC

INVESTMENT SUB-ADVISER:

EXCHANGE TRADED CONCEPTS, LLC

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

Democratic Large Cap Core ETFs

Investment Objective

The Democratic Large Cap Core ETF (the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year

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ended September 30, 2025, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing principally in large capitalization companies that make political contributions to Democratic Party candidates and political action committees above a certain threshold while also minimizing the difference between the Fund’s performance and the performance of the S&P 500® Index (the “S&P 500”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of large capitalization companies. This policy may be changed upon 60 days’ prior written notice to shareholders. Reflection Asset Management, LLC (the “Adviser”), the Fund’s investment adviser, considers a large capitalization company to be any company included in the S&P 500 at the time of purchase.

The Fund’s portfolio construction process begins with a universe of companies that 1) are current members of the S&P 500; and 2) direct at least 75% of their total corporate political contributions during an election cycle to Democratic Party candidates (as determined by the candidates’ declared party allegiance and registration) and political action committees registered with the Democratic Party. A company’s political contributions include the contributions of the company’s senior management disclosed in the company’s federal regulatory filings. This universe is licensed by the Adviser from Blue ETFs, Inc. (“Blue”), which obtains the universe of companies through a review of contribution data obtained from the Federal Election Commission (the “FEC”).

The Adviser then applies a financial model to the universe of companies to determine the weight of each company in the Fund’s Portfolio. The financial model determines a profile for each company based on its underlying characteristics (for example, economic sector, earnings and correlation to other constituents, among other characteristics) measured over a trailing 18-month time horizon. The financial model also applies two rules to the universe:

1)	No position can be added to the Index at higher than a 5% allocation; and

2)

No sector (as defined by the Global Industry Classification Standard (“GICS”), a widely recognized industry classification methodology developed by MSCI, Inc. and S&P Dow Jones Indices LLC (“SPDJI”)), may deviate from the S&P 500 weighting by more than +/- 5% at the beginning of each quarter.

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Together, these rules are designed to limit the Fund’s exposure to any particular security and any particular sector and to help the Fund’s performance more closely align with the performance of the S&P 500. Within these rules, the model then analyzes various combinations of company weights, based on the companies’ profiles, and determines a combination designed to minimize the difference in the performance between the Fund and the S&P 500.

Blue provides to the Adviser an updated universe of companies that satisfy the political contributions screen on a quarterly basis in connection with the quarterly rebalancing of the S&P 500. The Adviser rebalances the Fund’s portfolio on the same quarterly schedule as the S&P 500. The Fund will sell positions that are removed from the S&P 500 for any reason between quarterly rebalances at such time. The Fund will purchase new positions added to the S&P 500 only at a quarterly rebalance. If the political contributions of a company held by the Fund fall below the 75% threshold discussed above, the Fund will sell such company at the next rebalancing. The Adviser expects that the Fund typically will own 40-60 companies.

The FEC has jurisdiction over the financing of campaigns for the U.S. House of Representatives, Senate, Presidency and Vice Presidency. The Adviser does not take into account political contributions that are not reported to the FEC (“Excluded Contributions”), such as contributions to state and local elections and organizations that qualify for tax exemption under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more economic sectors. As of the date of this Prospectus, the Fund has significant exposure to the Information Technology sector, as defined by GICS.

Principal Risks

As with all funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions.

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Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Sector Risk — The Fund is subject to the following Sector Risk:

Information Technology Sector Risk — The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to

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market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Issuer-Specific Risk — Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

ETF Risks — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

Trading Risk — Shares of the Fund may trade on The NASDAQ Stock Market (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Investment Process Risk — The FEC imposes strict standards regarding the reporting of political contribution data, and violations of such standards may constitute a federal crime. Nevertheless, to the extent that a company fraudulently reports contribution data, such data may cause a company to be included in the Fund’s portfolio when such company otherwise would be excluded absent such fraud. Further, FEC contribution data does not include Excluded Contributions and thus may not reflect all political contributions made by a company, including its senior management. Therefore, the Adviser’s sole reliance on the FEC for political contributions data may cause a company to be included

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in the Fund’s portfolio that would not qualify for inclusion if the Adviser took into account Excluded Contributions. The Fund’s purchase of such companies’ stocks could negatively affect the value of an investment in the Fund.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling toll-free to 888-750-3369 (888-750-DEMZ).

BEST QUARTER	WORST QUARTER
13.82%	(14.14)%
6/30/2025	6/30/2022

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Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and the Democratic Large Cap Core Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Democratic Large Cap Core ETF	1 Year	5 Years	Since Inception (11/2/2020)
Fund Return Before Taxes	19.45%	14.40%	16.88%
Fund Return After Taxes on Distributions	19.18%	14.00%	16.48%
Fund Return After Taxes on Distributions and Sale of Fund Shares	11.71%	11.44%	13.57%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	16.82%

Investment Adviser and Sub-Adviser

Reflection Asset Management, LLC serves as the investment adviser to the Fund. Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Manager

Jason T. Britton, Chief Executive Officer of the Adviser, has managed the Fund since its inception in 2020.

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Purchase and Sale of Fund Shares

The Fund issues shares to (or redeems shares from) certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of 25,000 shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and/or cash.

Individual shares of the Fund may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.demz.fund/performance.

Tax Information

The Fund intends to make distributions that may be taxed as qualified income, ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information about the Fund’s Investment Objective and Strategies

The investment objective of the Fund is to seek long-term capital appreciation. The investment objective of the Fund is not a fundamental policy and may be changed by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”) without shareholder approval.

More Information about Risk

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. In fact, no matter how good of a job the Adviser and/or Sub-Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Market Risk — Because the Fund may invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments the Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the

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markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Common Stock Risk — The price of common stocks may fall over short or extended periods of time. Common stock prices are sensitive to general movements in the equity markets, and a drop in the equity markets may cause the price of common stocks held by the Fund to decrease in value. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of common stock issued by such companies may suffer a decline in response. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Large Capitalization Risk — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Sector Risk — The Fund is subject to the following Sector Risk:

Information Technology Sector Risk — The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information

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Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Issuer-Specific Risk — Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

ETF Risks — The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Trading Risk — Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in the Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in the Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s shares will continue to be met or will remain unchanged.

Shares of the Fund may trade at, above or below their most recent NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the prior most recent calculation. The trading prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade close to the Fund’s NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ

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significantly from NAV. If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of the Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in the Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of the Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of the Fund and in executing purchase or redemption orders.

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This could, in turn, lead to variances between the market price of the Fund’s shares and the value of its underlying securities.

Investment Process Risk — The FEC imposes strict standards regarding the reporting of political contribution data, and violations of such standards may constitute a federal crime. Nevertheless, to the extent that a company fraudulently reports contribution data, such data may cause a company to be included in the Fund’s portfolio when such company otherwise would be excluded absent such fraud. Further, FEC contribution data does not include Excluded Contributions and thus may not reflect all political contributions made by a company, including its senior management. Therefore, the Adviser’s sole reliance on the FEC for political contributions data may cause a company to be included in the Fund’s portfolio that would not qualify for inclusion if the Adviser took into account Excluded Contributions. The Fund’s purchase of such companies’ stocks could negatively affect the value of an investment in the Fund.

Active Management Risk — The Adviser’s investment process utilizes a Monte Carlo algorithm to select stocks for the Fund’s portfolio. The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Information about Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the Fund’s Statement of Additional Information (the “SAI”).

Investment Adviser

Reflection Asset Management, LLC, a South Carolina limited liability company organized in 2019, serves as the investment adviser to the Fund. The Adviser’s principal place of business is 7 Seagrass Lane, Isle of Palms, South Carolina 29451. As of November 30, 2025, the Adviser had approximately $205 million in assets under management.

The Adviser oversees the day-to-day operations of the Fund, subject to the oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. Further, the

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Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board oversees the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.45% of the average daily net assets of the Fund.

Under the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

For the fiscal year ended September 30, 2025, the Fund paid 0.45% of its average daily net assets in advisory fees to the Adviser.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement is available in the Fund’s report filed on Form N-CSR for the fiscal year ended September 30, 2025.

Sub-Adviser

Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, is responsible for the day-to-day management of the Fund. An SEC-registered investment adviser formed in 2018, the Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC (“Cottonwood”). Cottonwood is controlled and majority owned by the founders of the Sub-Adviser. As of November 30, 2025, the Sub-Adviser had approximately $21.3 billion under management.

The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Fund’s portfolio, pre- and post-trade compliance, and monitoring of the Fund’s trading activity, subject to the oversight of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual

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rate of 0.04% based on the average daily net assets of the Fund, and subject to a minimum annual fee of $20,000.

A discussion regarding the basis for the Board’s approval of the Fund’s sub-advisory agreement is available in the Fund’s report filed on Form N-CSR for the fiscal year ended September 30, 2025.

Portfolio Manager

Jason T. Britton, Chief Executive Officer of the Adviser, serves the portfolio manager of the Fund. Mr. Britton has served as the CEO and head portfolio manager of the Adviser since its inception in 2019. Prior to his role at the Adviser, Mr. Britton served as Managing Director and Head Portfolio Manager for thematic/ESG equities for U.S. Trust, a division of Bank of America. Additionally, Mr. Britton is a Professor of Impact Investing in the business school of the College of Charleston.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of Fund shares.

Purchasing and Selling Fund Shares

Shares of the Fund are listed for trading on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares of the Fund will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of such shares. A business day with respect to the Fund is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or they

15

are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, securities are valued at fair value. The Board has designated the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. The Adviser has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Adviser makes fair value determinations. The Adviser’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

There may be limited circumstances in which the Adviser would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

You may obtain the current NAV of the Fund by calling 888-750-3369 (888-750-DEMZ) or on the Fund’s website at www.demz.fund/performance.

Payments to Financial Intermediaries

The Fund and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Fund and/or its shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

16

Distribution Plan

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to the Fund that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee is 0.25% of the average daily net assets of the Fund.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, are not paid by the Fund, and may be in addition to any payments made to financial intermediaries by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments from the Adviser for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the

17

financial intermediaries from other funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV of the Fund’s shares.

Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or selling shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases by Authorized Participants as described in the SAI. When considering whether such a restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of the Fund are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to Authorized Participants, and that most trading in Fund shares occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders. In fact, some degree of trading of Fund shares by Authorized Participants and arbitrageurs is beneficial and critical to ensuring that the Fund’s market price remains at or close to NAV.

18

Dividends, Distributions and Taxes

Fund Distributions

The Fund distributes its net investment income, if any, at least annually, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Dividend Reinvestment Service

Brokers may make available to their customers who own shares of the Fund the Depository Trust Company’s book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables if they participate in the dividend reinvestment service.

Tax Information

The following is a summary of certain important U.S. federal income tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. Your investment in the Fund may have other tax implications. More information about taxes is located in the SAI.

You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund has elected and intends to qualify each year for the special tax treatment afforded to a regulated investment company (“RIC”) under Subchapter M of the Code. If the Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum

19

distribution requirements it would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions, you sell Fund shares, and you purchase or redeem Creation Units (Authorized Participants only).

Tax Status of Distributions

●	The Fund intends to distribute for each year substantially all of its net investment income and net capital gains income.

●	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

●

The income dividends you receive from the Fund may be taxed as either ordinary income or “qualified dividend income.” Dividends that are reported by the Fund as qualified dividend income are generally taxable to non-corporate shareholders at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income generally is income derived from dividends paid to the Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, the Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund’s shares. Holding periods may be suspended for these purposes for stock that is hedged.

●

Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned its shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital

20

losses) are taxable as long-term capital gains regardless of how long you have owned your shares. For non-corporate shareholders, long-term capital gains are generally taxable at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Distributions from the Fund’s short-term capital gains are generally taxable as ordinary income.

●

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

●

In general, Fund distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January but declared by the Fund to shareholders of record in October, November or December of the previous year will be treated as having been received by shareholders on December 31 of the calendar year in which declared, and thus may be taxable to you in the previous year.

●

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

●	The Fund (or your broker) will inform you of the amount and character of any distributions shortly after the close of each calendar year.

Tax Status of Share Transactions

Each sale of Fund shares or redemption of Creation Units will generally be a taxable event. Assuming a shareholder holds Fund shares as a capital asset, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than twelve months. Any capital gain or loss realized upon a sale of Fund shares held for twelve months or less is generally treated as short-term gain or loss. Any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent distributions of long-term capital gain were paid (or treated as paid) with respect to such shares. Any loss realized on a sale will be disallowed to the extent shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning

21

30 days before and ending 30 days after the disposition of shares. The ability to deduct capital losses may be limited.

The cost basis of shares of the Fund acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between (i) the market value of the Creation Units at the time of the exchange plus any cash received in the exchange and (ii) the Authorized Participant’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between (i) the Authorized Participant’s basis in the Creation Units and (ii) the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service (“IRS”), however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Authorized Participants should consult their own tax advisor with respect to whether wash sales rules apply and when a loss might be deductible.

The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

22

Foreign Taxes

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes.

Net Investment Income Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors

If you are a nonresident alien individual or a foreign corporation, partnership, trust or estate, (i) the Fund’s ordinary income dividends distributed to you will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of your shares of the Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding

The Fund (or financial intermediaries, such as brokers, through which shareholders own shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has

23

under-reported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

More information about taxes is included in the SAI.

Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Fund’s distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of the Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of the Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that

24

dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of the Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found at www.demz.fund/performance.

Contractual Arrangements

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, sub-adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against these service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

25

Financial Highlights

The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, independent registered public accounting firm for the Fund. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the Fund’s Form N-CSR filing for the fiscal year ending September 30, 2025, and are available upon request by calling the Fund at 888-750-3369 (888-750-DEMZ).

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DEMOCRATIC LARGE CAP CORE ETF

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021*
Net Asset Value, Beginning of Year/Period	$35.99	$26.38	$21.90	$27.72	$20.25
Income (Loss) from Investment Operations:
Net Investment Income†	0.21	0.24	0.26	0.25	0.23
Net Realized and Unrealized Gain (Loss)	5.79	9.64	4.45	(5.33)	7.30
Total from Investment Operations	6.00	9.88	4.71	(5.08)	7.53
Dividends and Distributions:
Net Investment Income	(0.19)	(0.27)	(0.23)	(0.09)	(0.06)
Capital Gains	—	—	—	(0.65)	—
Total Dividends and Distributions	(0.19)	(0.27)	(0.23)	(0.74)	(0.06)
Net Asset Value, End of Year/Period	$41.80	$35.99	$26.38	$21.90	$27.72
Total Return‡	16.76%	37.66%	21.65%	(19.06)%	37.26%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$48,070	$38,689	$23,741	$18,617	$4,851
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.45%	0.45	%††
Ratio of Net Investment Income to Average Net Assets	0.57%	0.75%	1.02%	0.99%	0.98	%††
Portfolio Turnover Rate	29%	28%	82%	40%	72	%§

*	Commenced operations on November 2, 2020.

†	Per share data calculated using average shares method.

††	Annualized.

‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover is for the period indicated and has not been annualized.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

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The Advisors’ Inner Circle Fund III

DEMOCRATIC LARGE CAP CORE ETF

Investment Adviser

Reflection Asset Management, LLC
7 Seagrass Lane
Isle of Palms, South Carolina 29451

Sub-Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, Oklahoma 73120

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January 28, 2026, as it may be amended from time to time, includes detailed information about the Fund and The Advisors’ Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To Obtain an SAI, Annual or Semi-Annual Report, Fund Financial Statements, or More Information:

By Telephone:	888-750-3369 (888-750-DEMZ)
By Mail:	Democratic Large Cap Core ETF c/o SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456
By Internet:	www.demz.fund

From the SEC: You can also obtain the SAI or the annual and semi-annual reports, as well as other information about The Advisors’ Inner Circle Fund III, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22920.

RAM-PS-001-0700

STATEMENT OF ADDITIONAL INFORMATION

DEMOCRATIC LARGE CAP CORE ETF

TICKER SYMBOL: DEMZ

Principal Listing Exchange: The NASDAQ Stock Market

a series of

THE ADVISORS’ INNER CIRCLE FUND III

January 28, 2026

Investment Adviser:

REFLECTION ASSET MANAGEMENT, LLC

Investment Sub-Adviser:

EXCHANGE TRADED CONCEPTS, LLC

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors’ Inner Circle Fund III (the “Trust”) and the Democratic Large Cap Core ETF (the “Fund”). This SAI is incorporated by reference into and should be read in conjunction with the Fund’s prospectus dated January 28, 2026, as it may be amended from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. The Fund’s audited financial statements dated September 30, 2025, including notes thereto and the report of the Fund’s independent public accounting firm thereon, are included in the most recent Form N-CSR for the Fund, and are incorporated by reference into this SAI. Shareholders may obtain copies of the Prospectus, the Fund’s annual or semi-annual report, and other information such as the Fund’s financial statements, free of charge by writing to the Fund at Democratic Large Cap Core ETF, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456 (Express Mail Address: Democratic Large Cap Core ETF, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456 or calling the Fund at 888-750-3369 (888-750-DEMZ).

January 28, 2026	RAM-SX-001-0700

S-2

THE TRUST

General. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013, as amended September 10, 2020 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund or exchange traded fund (“ETF”), and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

Exchange Traded Fund Structure. The Fund operates as an ETF. Reflection Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The investment objective of the Fund is to seek long-term capital appreciation.

As an ETF, the Fund offers and issues shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”). The Fund generally offers and issues shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Fund’s shares are listed on The NASDAQ Stock Market (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Fund’s NAV per share. The Fund’s shares are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Trustees” or the “Board”) under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

S-3

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

DESCRIPTION OF PERMITTED INVESTMENTS

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The Fund is diversified, as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that with respect to 75% of its total assets, the Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund. Under applicable federal securities laws, the diversification of an ETF’s holdings is measured at the time a fund purchases a security. If the Fund holds securities that perform well on a relative basis, the value of those securities could appreciate such that the value of the Fund’s securities that constitute more than 5% of the Fund’s total assets, in the aggregate, might exceed 25% of the Fund’s total assets. In these circumstances, the Adviser might determine that it is in the best interests of the Fund’s shareholders not to reduce one or more of the Fund’s holdings in securities that constitute more than 5% of the Fund’s total assets. If the Adviser makes such a determination, the Fund’s holdings in such securities would continue to exceed 25% of the Fund’s total assets, and the Fund would not purchase any additional shares of securities that constituted more than 5% of the Fund’s total assets. The Fund would continue to qualify as a diversified fund under applicable federal securities laws. If more than 25% of the Fund’s assets were invested, in the aggregate, in securities of issuers that individually represented more than 5% of the Fund’s total assets, the Fund would be subject to the risk that its performance could be disproportionately affected by the performance of such securities.

The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Fund and the associated risk factors. The Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund’s stated investment policies, including those stated below.

American Depositary Receipts (“ADRs”)

ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

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For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

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 Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Equity Securities

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships (“MLPs”). Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

Types of Equity Securities:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Exchange Traded Funds. An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), and iShares®. The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, the Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities comprising the index which an index ETF is designed to track or the other holdings of an active or index ETF, although lack of liquidity in an ETF could result in it being more volatile than the tracked index or underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also “Securities of Other Investment Companies” below.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Micro, Small and Medium Capitalization Issuers. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Initial Public Offerings (“IPOs”). The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The Fund may hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

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The Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

General Risks of Investing in Stocks:

While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investment Trusts (“REITs”)

A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Internal Revenue Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

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REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent. The above factors may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act.

Master Limited Partnerships

MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP’s interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

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The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

Exchange-Traded Notes (“ETNs”)

ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. ETNs are not registered or regulated as investment companies under the 1940 Act.

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The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. The Fund could lose some or all of the amount invested in an ETN.

Foreign Securities

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Investments in Emerging Markets. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of the Fund’s securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds. The Fund defines the term “emerging market” to include those countries included or announced to be included in the MSCI Emerging Markets Index.

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Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on securities held by the Fund or gains from the disposition of such securities.

In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

Foreign Agency Debt Obligations. The Fund may invest in uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments. Bonds issued by these foreign government agencies, subdivisions or instrumentalities are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign agency’s operations and financial condition are influenced by the foreign government’s economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government’s agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of foreign agency bonds may be less liquid while market prices may be more volatile than prices of other bonds. Additional risks associated with foreign agency investing include differences in accounting, auditing and financial reporting standards; adverse changes in investment or exchange control regulations; political instability; and potential restrictions on the flow of international capital.

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Obligations of Supranational Entities. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, World Bank, African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Investment Funds. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

•	Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

◦	The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

◦	Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

◦	The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

◦	The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes;

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◦	A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund’s ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains; and

◦	Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, on January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”). Following a transition period, the UK and the EU signed a post-Brexit trade agreement governing their future economic relationship on December 30, 2020. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

In addition, on February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the UK, Germany, and France, as well as the EU, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Similarly, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to affected issuers.

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•	Information and Supervision. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

•	Stock Exchange and Market Risk. The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

•	Are generally more volatile than, and not as developed or efficient as, those in the United States;

•	Have substantially less volume;

•	Trade securities that tend to be less liquid and experience rapid and erratic price movements;

•	Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

•	Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

•	May have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

•	Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

•	Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

•	In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

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•	Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

•	Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

•	Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

•	Foreign Currency Risk. While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

◦	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

◦	Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

◦	Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

◦	There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

◦	Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

◦	The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

•	Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments.

Money Market Securities

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”), Moody’s Investor Services, Inc. (“Moody’s”) or Fitch Ratings (“Fitch”), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see “Appendix A – Description of Ratings” to this SAI.

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U.S. Government Securities

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012.

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On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10 percent annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount. The capital reserve amount was $3 billion in 2013, and decreased by $600 million in each subsequent year through 2017. It is believed that this amendment put Fannie Mae and Freddie Mac in a better position to service their debt because it eliminated the need for the companies to have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios over time. On December 21, 2017, the U.S. Treasury announced that it was again amending the Agreement to reinstate the $3 billion capital reserve amount. On September 30, 2019, the U.S. Treasury announced that it was further amending the Agreement, permitting Fannie Mae and Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the 2017 amendment.

Under a letter agreement entered into in January 2021, each company is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each company to develop a plan to exit conservatorship, but may not do so until all litigation involving the conservatorships is resolved and each company has the minimum capital required by FHFA’s rules.

Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each company will end when the director of the FHFA determines that FHFA’s plan to restore the company to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Agreement. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause the Fund’s investments to lose value.

•	U.S. Treasury Obligations. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

Municipal Securities

Municipal securities, including municipal bonds and municipal notes, consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue or special obligation bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Private activity or industrial development bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the issuing municipality, but are generally backed by the agreement of the issuing authority to request appropriations from the municipality’s legislative body. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement.

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Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

Commercial Paper

Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks

The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

•	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid investments.

•	Unsecured Bank Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry.

Investment Grade Fixed Income Securities

Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Adviser. See “Appendix A – Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, the Adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

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Debt Securities

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Corporate Bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Mortgage-Backed Securities. Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. The most significant differences of mortgage-backed securities are: 1) payments of interest and principal are more frequent (usually monthly) and 2) falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing the Fund to reinvest the money at a lower interest rate. In addition to risks associated with changes in interest rates, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Commercial Banks, Savings and Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by Ginnie Mae, Fannie Mae and Freddie Mac because they are not guaranteed by a government agency.

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Other Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure that the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Bank Loans. Bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent is often a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. The Fund can invest in a bank loan either as a direct lender or through an assignment or participation.

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When the Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, may enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by the Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When the Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, the Fund may be subject to greater delays, expenses and risks than those that would have been involved if the Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by the Adviser based on criteria approved by the Board.

The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. To the extent that extended settlement creates short-term liquidity needs, the Fund may satisfy these needs by holding additional cash or selling other investments (potentially at an inopportune time, which could result in losses to the Fund).

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

The Adviser may from time to time have the opportunity to receive material, non-public information (“Confidential Information”) about the borrower, including financial information and related documentation regarding the borrower that is not publicly available. Pursuant to applicable policies and procedures, the Adviser may (but is not required to) seek to avoid receipt of Confidential Information from the borrower so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates (e.g., publicly traded securities issued by the borrower). In such circumstances, the Fund (and other clients of the Adviser) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells a bank loan. Further, the Adviser’s abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain bank loans may be compromised if it is not privy to available Confidential Information. The Adviser may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If the Adviser intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell publicly traded securities to which such Confidential Information relates.

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Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund may provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund may also enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

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The Derivatives Rule (defined below) permits the Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act. The Derivatives Rule permits the Fund to elect whether to treat a reverse repurchase agreement as a borrowing, subject to the asset coverage requirements of Section 18 of the 1940 Act, or as a derivatives transaction under the Derivatives Rule.

Securities of Other Investment Companies

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law, subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses.

Generally, the federal securities laws limit the extent to which the Fund can invest in securities of other investment companies, subject to certain exceptions. For example, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

The Fund may rely on Section 12(d)(1)(F) of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions, the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund. The Fund may also rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions specified in the Rule including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). In addition, the Fund may be able to rely on certain other rules under the 1940 Act to invest in shares of money market funds or other investment companies beyond the statutory limits noted above, but subject to certain conditions.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange-Traded Funds” above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

The Fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the Fund to lose money when selling an interest in an unregistered fund. For example, many hedge funds require their investors to hold their investments for at least one year.

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Derivatives

Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectus, the Fund may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Fund may also invest in derivatives with the goal of protecting itself from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Fund’s investment objective and is legally permissible, the Fund may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Rule 18f-4 under the 1940 Act. Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) provides a comprehensive framework for the use of derivatives by registered investment companies. The Derivatives Rule permits a registered investment company, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Registered investment companies that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program (“DRMP”) and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”); and (iii) comply with new requirements related to Board and SEC reporting. The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board and periodically reviews the DRMP and reports to the Board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a registered investment company that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule) (a “limited derivatives user”), provided that the registered investment company establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

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The requirements of the Derivatives Rule may limit the Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit the Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

CFTC Regulations. Pursuant to rules adopted under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), the Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

Consistent with the CFTC’s regulations, the Adviser, on behalf of the Fund, has filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 with respect to the Fund’s operation. Therefore, the Fund is not subject to regulation as a commodity pool under the CEA and the Adviser is not subject to registration or regulation as a CPO under the CEA with respect to the Fund. As a result, the Fund will be limited in its ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the Adviser’s ability to implement the Fund’s investment strategies and may adversely affect the Fund’s performance.

Types of Derivatives:

Futures. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as “contract markets”) approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the “delivery date”). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.” Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

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Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

The Fund may incur commission expenses when it opens or closes a futures position.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”) at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

•	Purchasing Put and Call Options

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

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The purchaser of an option may terminate its position by:

•	Allowing it to expire and losing its entire premium;

•	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

•	Closing it out in the secondary market at its current price.

•	Selling (Writing) Put and Call Options

When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a fixed strike price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a fixed strike price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, the Fund may cancel an OTC option by entering into an offsetting transaction with the counterparty to the option.

The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted to write only “covered” options. At the time of selling a call option, the Fund may cover the option by owning, among other things:

•	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

•	A call option on the same security or index with the same or lesser exercise price;

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•	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

•	In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, the Fund may cover the option by, among other things:

•	Entering into a short position in the underlying security;

•	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price; or

•	Maintaining the entire exercise price in liquid securities.

•	Options on Securities Indices

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

•	Options on Credit Default Swaps

An option on a credit default swap (“CDS”) gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

•	Options on Futures

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such a put option in order to hedge a long position in the underlying futures contract. The Fund may buy a call option on a futures contract for the same purpose as the actual purchase of a futures contract, such as in anticipation of favorable market conditions.

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The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

•	Options on Foreign Currencies

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

The Fund may use foreign currency options given the same circumstances under which it could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which the Fund’s securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, the Fund may purchase a put option on the foreign currency. If the value of the currency then declined, the Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if the Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options.

•	Combined Positions

The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts or swap agreements, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

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•	Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

•	Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

•	Do not require an initial margin deposit; and

•	May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

•	Foreign Currency Hedging Strategies

A “settlement hedge” or “transaction hedge” is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund’s investment is denominated. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

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It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Participation Notes (“P-Notes”). P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investment in P-Notes.

Swap Agreements. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the swap agreement. The Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

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A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses.

•	Equity Swaps

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

•	Total Return Swaps

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

•	Interest Rate Swaps

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for-floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.

As with a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

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•	Currency Swaps

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the agreement and returned at the end of the agreement. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

•	Inflation Swaps

Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the “breakeven inflation” rate and generally represents the current difference between treasury yields and Treasury Inflation Protected Securities yields of similar maturities at the initiation of the swap agreement. Inflation swaps are typically designated as “zero coupon,” where all cash flows are exchanged at maturity. The value of an inflation swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

•	Credit Default Swaps

A credit default swap is an agreement between a “buyer” and a “seller” for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by the Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the “par value”) of the swap.

•	Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested.

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When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

Correlation of Prices. The Fund’s ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the Adviser’s prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

•	Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

•	A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

•	Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments precisely over time.

Lack of Liquidity. Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

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•	Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

•	Have to purchase or sell the instrument underlying the contract;

•	Not be able to hedge its investments; and/or

•	Not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

•	An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

•	Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

•	The facilities of the exchange may not be adequate to handle current trading volume;

•	Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

•	Investors may lose interest in a particular derivative or category of derivatives.

Management Risk. Successful use of derivatives by the Fund is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

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Volatility and Leverage. The Fund’s use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

•	Actual and anticipated changes in interest rates;

•	Fiscal and monetary policies; and

•	National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Government Regulation. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, granted significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The law and regulations may negatively impact the Fund by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Fund trades.

In addition, the SEC adopted the Derivatives Rule on October 28, 2020. Since its compliance date of August 19, 2022, the Derivatives Rule has replaced prior SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. See “Derivatives – Rule 18f-4 under the 1940 Act” above for additional information on the requirements imposed on registered funds by the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of the Fund's investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.

Industry Focus

The Fund’s investment portfolio may focus on the securities of issuers in particular industries. This may adversely affect the Fund’s performance or subject its shares to greater price volatility than that experienced by investment companies with exposure to a broader range of industries.

Illiquid Investments

Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Because of their illiquid nature, illiquid investments must be priced at fair value as determined in good faith by the Adviser, subject to Board oversight. Despite such good faith efforts to determine fair value prices, the Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. Under the oversight of the Board, the Adviser determines the liquidity of the Fund’s investments. The Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

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Securities Lending

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects the Fund to market risk. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Restricted Securities

The Fund may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such investments are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Fund may invest in to the Adviser.

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Short Sales

The Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

When-Issued, Delayed–Delivery and Forward-Delivery Transactions

A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. In a forward-delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. “Delayed-delivery” refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery, or forward-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

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The Derivatives Rule permits the Fund to enter into when-issued or delayed delivery basis securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a when-issued or delayed delivery basis security entered into by the Fund does not satisfy those requirements, the Fund would need to comply with the Derivatives Rule with respect to its when issued or delayed delivery transactions, which are considered derivatives transactions under the Derivatives Rule. See "Derivatives – Rule 18f-4 under the 1940 Act" above.

Special Risks of Cyber-attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser, the Fund’s distributor, custodian, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There can be no assurance that the Fund, the Fund’s service providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber-attacks or other information security breaches in the future.

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General Market and Geopolitical Risk

Geopolitical events, such as war (including ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East), terrorism, labor strikes, social unrest, government defaults, government shutdowns, economic uncertainty, sanctions or the threat of sanctions, trade disputes with key trading partners and the imposition of associated tariffs, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues such as pandemics and epidemics (including those caused by COVID-19), and/or systemic market dislocations (including due to events outside of such countries or regions) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Whether or not the Fund invests in securities of issuers located in countries impacted by such events, these and other events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

1.	The Fund may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	The Fund may not concentrate its investments in an industry or group of industries (i.e., invest more than 25% of its total assets in the securities of companies in a particular industry or group of industries). For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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3.	The Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	The Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The Fund’s investment objective as well as the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

1.	The Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

2.	The Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.

Concentration. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

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Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings. In addition, the Derivatives Rule permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of the Derivatives Rule.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Fund’s policy concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

The shares of the Fund are approved for listing and trading on the Exchange. The Fund’s shares trade on the Exchange at prices that may differ to some degree from its NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met.

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The Exchange will consider the suspension of trading in, and will initiate delisting procedures of, the shares of the Fund under any of the following circumstances: (1) if the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) if any of the continued listing requirements set forth in the Exchange’s rules are not continuously maintained; (3) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 record and/or beneficial holders of the shares of the Fund; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares from listing and trading upon termination of the Trust or the Fund.

The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV per share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

THE ADVISER AND SUB-ADVISER

Investment Adviser

General. Reflection Asset Management, LLC, a South Carolina limited liability company organized in 2019, serves as the investment adviser to the Fund. The Adviser’s principal place of business is 7 Seagrass Lane, Isle of Palms, South Carolina 29451. The Adviser is wholly-owned by Jason T. Britton. As of November 30, 2025, the Adviser had approximately $205 million in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. In addition, the Adviser oversees the Sub-Adviser to ensure the Sub-Adviser’s compliance with the investment policies and guidelines of the Fund. The Board oversees the Adviser and the Sub-Adviser and establishes policies that the Adviser and the Sub-Adviser must follow in their management activities.

Advisory Agreement. The Trust, on behalf of the Fund, and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, distribution, and all other services necessary for the Fund to operate. The Adviser oversees the day-to-day operations of the Fund, subject to the oversight of the Board. The Adviser, in addition to maintaining its overall responsibility to manage the Fund, oversees the Sub-Adviser’s services to the Fund.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the Fund on at least 30 days’ written notice to the Adviser, or, by the Adviser, on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

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Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, non-routine expenses, and distribution and service fees and expenses paid by the Fund under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Fund.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Fund paid the Adviser the following advisory fees:

Contractual Advisory Fees
2023	2024	2025
$100,929	$143,384	$187,759

Sub-Adviser

General. Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the sub-adviser to the Fund. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC (“Cottonwood”). Cottonwood is controlled and majority owned by the founders of the Sub-Adviser. As of November 30, 2025, the Sub-Adviser had approximately $21.3 billion in assets under management.

Sub-Advisory Agreement. The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to a Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement, and is terminable at any time without penalty by the Board.

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Sub-Advisory Fee. For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of the Fund, and subject to a minimum annual fee of $20,000.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Adviser, on behalf of the Fund, paid the Sub-Adviser the following fees:

Contractual Sub-Advisory Fees Paid
2023	2024	2025
$21,800	$21,800	$21,800

THE PORTFOLIO MANAGER

Jason T. Britton serves as the Fund’s portfolio manager. This section includes information about the portfolio manager, including information about other accounts he manages, the dollar range of shares he owns and how he is compensated.

Compensation. As the owner of the Adviser, the Fund’s portfolio manager receives compensation tied to the profitability of the Adviser with respect to all of the Adviser’s investment advisory business.

Fund Shares Owned by the Portfolio Manager. The Fund is required to show the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most-recently-completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Dollar Range of Fund Shares Owned[1]
Jason T. Britton	None

[1]	Valuation date is September 30, 2025.

Other Accounts. In addition to the Fund, the portfolio manager may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. None of the accounts included below are subject to a performance based advisory fee. The information below is provided as of September 30, 2025.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jason T. Britton	1	$62	0	$0	75	$100

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Conflicts of Interest. A potential conflict of interest may arise as a result of the portfolio manager’s management of the Fund and other accounts, which, in theory, may allow him to allocate investment opportunities in a way that favors other accounts over the Fund. This conflict of interest may be exacerbated to the extent that the portfolio manager receives, or expects to receive, greater compensation from his management of the other accounts than from the Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser’s policy to manage each account based on its investment objectives and related restrictions, and the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio manager may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, such securities might not be suitable for the Fund given its investment objectives and related restrictions.

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an amended and restated administration agreement dated November 16, 2018, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator. For the fiscal years ended September 30, 2023, 2024 and 2025, the administration fees incurred by the Fund were paid by the Adviser in accordance with the terms of the investment advisory agreement.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the “Distribution Agreement”), whereby the Distributor acts as a principal underwriter for the Trust’s shares and distributes the shares of the Fund. Shares of the Fund are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute shares of the Fund in amounts less than a Creation Unit. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of shares of the Fund, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information, to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares of the Fund. Such Soliciting Dealers also may be Authorized Participants (as defined below) or DTC Participants (as defined below).

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days’ written notice to the other party.

The Distributor also may provide trade order processing services pursuant to a services agreement.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Distribution Plan. The Trust has adopted a Distribution Plan applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Fund may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

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Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. Because Rule 12b-1 fees are paid out of the Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates also may make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

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THE TRANSFER AGENT

Brown Brothers Harriman & Co. (in its capacity as transfer agent, the “Transfer Agent”), located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the transfer agent of the Fund.

THE CUSTODIAN

Brown Brothers Harriman & Co. (in its capacity as custodian, the “Custodian”), located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund. The financial statements and notes thereto incorporated by reference for the Fund have been audited by Ernst & Young LLP, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 2222 Market Street, Philadelphia, Pennsylvania 19103-3007, serves as legal counsel to the Trust.

SECURITIES LENDING

The Fund did not engage in securities lending activities during the fiscal year ended September 30, 2025.

FINANCIAL INDUSTRY RELATIONSHIPS

SEI Investments, along with its subsidiaries and affiliates (including, but not limited to, the Administrator, the Distributor and SIMC) (collectively, “SEI”), provides a range of services to various financial market participants and has a broad network of relationships with financial services companies, including investment funds, asset managers, broker-dealers and other intermediaries, accounting firms, banks and transfer agents. Although SEI’s various business units largely operate independently of one another, their customers and relationships may, and often will, overlap. For example, a particular asset manager might be a sub-adviser to an investment fund that is managed primarily by SIMC, may sponsor a fund that is registered on the Advisors Inner Circle platform, and/or may manage a fund in which SEI Investments is an investor (with its own capital). From time to time, one SEI business unit may introduce or refer a third-party to another SEI business unit for additional potential services. These various relationships may give rise to actual or perceived conflicts of interest. However, understanding the duties and responsibilities that SEI owes its customers under law and under contract, SEI keeps such actual or perceived conflicts of interest front-of-mind on an ongoing basis and, where appropriate, works with the compliance function, as well as internal and external counsel, to identify and mitigate or eliminate such conflicts, including through appropriate disclosure to applicable governing boards.

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TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a fund, at which time certain of the fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser’s adherence to the funds’ investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds’ investments, including, for example, reports on the adviser’s use of derivatives in managing the funds, if any, as well as reports on the funds’ investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds’ financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

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From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds’ investment management and business affairs are carried out by or through the funds’ advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are six members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Mr. Alshefski, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustee
John G. Alshefski (Born: 1966)	Chairman of the Board of Trustees[1] (since 2025)	SEI employee from 1992 to present. Senior Vice President and Head of SEI Investment Manager Services for Traditional Asset Managers, SEI Investments Company, Inc., from 2013 to 2025. Head of SEI Offshore Fund Servicing Business Line, SEI Investments Company, Inc., from 1996 to 2013. Fund Accounting Director, SEI Investments Company, from 1992 to 1996.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Symmetry Panoramic Trust.

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Independent Trustees
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman), Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited and FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

1	Mr. Alshefski may be deemed to be an “interested” person of the Fund as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Alshefski should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company and his knowledge of the financial services industry.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

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The Trust has concluded that Ms. Maynard-Elliott should serve as Trustee because of the experience she gained in a variety of leadership roles at a leading industrial company, the experience she has gained as a board member of several prominent companies, and her legal and financial management expertise.

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and (ix) other audit related matters. Ms. Maynard-Elliott and Messrs. Hunt, Lemke, Nadel and Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as Chair of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

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•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for “interested” Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Ms. Maynard-Elliott and Messrs. Hunt, Lemke, Nadel and Yanker currently serve as members of the Governance Committee. Ms. Maynard-Elliott serves as Chair of the Governance Committee. The Governance Committee meets periodically, as necessary, and met two (2) times during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies)[1,2]
Interested Trustee
John G. Alshefski	None	None
Independent Trustees
Jon C. Hunt	None	None
Thomas P. Lemke	None	None
Nichelle Maynard-Elliott	None	None
Jay C. Nadel	None	None
Randall S. Yanker	None	None

[1]	Valuation date is December 31, 2025.
[2]	The Fund is the only fund in the family of investment companies.

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Board Compensation. The Trust paid the following fees to the Trustees during the fiscal year ended September 30, 2025.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustee
John G. Alshefski[2]	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
Jon C. Hunt	$156,951	N/A	N/A	$156,951 for service on one (1) board
Thomas P. Lemke	$156,951	N/A	N/A	$156,951 for service on one (1) board
Nichelle Maynard Elliott	$156,951	N/A	N/A	$156,951 for service on one (1) board
Jay C. Nadel	$156,951	N/A	N/A	$156,951 for service on one (1) board
Randall S. Yanker	$156,951	N/A	N/A	$156,951 for service on one (1) board

[1]	All funds in the Fund Complex are series of the Trust.
2	Mr. Alshefski was appointed to the Board on June 11, 2025.

Trust Officers. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
Michael Beattie (Born: 1965)	President (since 2014)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Eric C. Griffith (Born: 1969)	Vice President (since 2020) Secretary (since 2025)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Fund, Wilshire Private Assets Master Fund, and Catholic Responsible Investments Funds since September 2022. Chief Compliance Officer of SEI Alternative Income Fund since May 2023. Chief Compliance Officer of Symmetry Panoramic Trust since December 2023. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Marci Morgan (Born: 1971)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2025)

Director of Anti-Money Laundering Compliance at SEI Investments since May 2025. Director of Global Due Diligence at SEI Investments from October 2023 to May 2025. Vice President of Regulatory Management at BNY Mellon Investment Servicing (formerly PNC Global Investment Servicing) from December 2001 to January 2006 and from April 2010 to February 2023.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company (“DTC”) acts as securities depositary for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares of the Fund is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares of the Fund (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares of the Fund. The Trust recognizes DTC or its nominee as the record owner of all shares of the Fund for all purposes. Beneficial Owners of shares of the Fund are not entitled to have such shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares of the Fund.

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Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares of the Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of the Fund held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of shares of the Fund, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Fund issues and redeems its shares on a continuous basis, at NAV, only in a large specified number of shares called a “Creation Unit,” either principally in-kind for securities or in cash for the value of such securities. The NAV of the Fund’s shares is determined once each business day, as described below under “Determination of Net Asset Value.” The Creation Unit size may change. Authorized Participants will be notified of such change.

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CUSTOM BASKETS. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, is equal to the NAV of the Fund shares comprising the Creation Unit. However, Rule 6c-11 under the 1940 Act permits the Fund to utilize “custom baskets” provided the conditions of the rule are met. Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of the Fund’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of the Fund’s securities market index, if applicable. Second, if different baskets are used in transactions on the same business day (as defined below), each basket after the initial basket would constitute a custom basket. For example, if the Fund exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if the Fund substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

PURCHASE (CREATION). The Trust issues and sells shares of the Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any business day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The Fund will not issue fractional Creation Units. A business day is, generally, any day on which the Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of the Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component. When accepting purchases of Creation Units for cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of the shares of the Fund (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

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The Fund, through National Securities Clearing Corporation (“NSCC”), makes available on each business day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous business day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the index the performance of which the Fund seeks to track, if applicable.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of or implementation of rebalancing changes in the index the performance of which the Fund seeks to track, if applicable. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit, in the composition of the index the performance of which the Fund seeks to track, if applicable, or resulting from certain corporate actions.

CASH PURCHASE METHOD. The Trust may at its discretion permit full or partial cash purchases of Creation Units of the Fund. When full or partial cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee and any other applicable fees, taxes, and additional variable charges. The Adviser may retain all or a portion of the creation transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the creation transaction fee is designed to cover.

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All orders to purchase shares directly from the Fund, including custom orders, must be placed for one or more Creation Units in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund also will generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook or applicable order form. The Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the applicable cut-off time on such business day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the second business day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. Upon written notice to the Distributor, such canceled order may be resubmitted the following business day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

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The order shall be deemed to be received on the business day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook, order form, and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second business day following the day on which the purchase order is deemed received by the Distributor. However, the Fund reserves the right to settle Creation Unit transactions on a basis other than the second business day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares of the Fund on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by the time set forth in the Participant Agreement on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income, and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a creation transaction fee as set forth below under “Creation Transaction Fee” may be charged and an additional variable charge may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

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ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, is set forth in the table below.

Fund	Creation Transaction Fee
Democratic Large Cap Core ETF	$250

The Fund may adjust the creation transaction fee from time to time. The creation transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more efficient manner than could have been achieved without such order).

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the Transaction Fee is designed to cover.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the 1933 Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.

REDEMPTION. Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a business day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares of the Fund in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each business day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

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Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the business day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the shares of the Fund being redeemed, as next determined after a receipt of a request in proper form, and the value of Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any applicable additional variable charge as set forth below. In the event that the Fund’s securities have a value greater than the NAV of the shares of the Fund, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD. Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of the Fund, when full or partial cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

REDEMPTION TRANSACTION FEE. A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, is set forth in the table below.

Fund	Redemption Transaction Fee
Democratic Large Cap Core ETF	$250

The Fund may adjust the redemption transaction fee from time to time. The redemption transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services, which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The Adviser may retain all or a portion of the redemption transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the redemption of a Creation Unit, which the redemption transaction fee is designed to cover.

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PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares of the Fund through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected, unless, to the extent contemplated by the Participant Agreement, collateral is posted in an amount equal to a percentage of the value of the missing shares of that Fund as specified in the Participant Agreement (and marked to market daily).

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares of the Fund to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund’s securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than two business days after the day on which the redemption request is received in proper form. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholders will be required to receive redemption proceeds in cash.

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If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund also may, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Pursuant to the Participant Agreement, an Authorized Participant submitting a redemption request is deemed to make certain representations to the Trust regarding the Authorized Participant’s ability to tender for redemption the requisite number of shares of the Fund. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares of the Fund to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not business days for the Fund, shareholders may not be able to redeem their shares, or to purchase or sell shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the securities owned by the Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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DETERMINATION OF NET ASSET VALUE

General Policy. The Fund adheres to Section 2(a)(41), and Rules 2a-4 and 2a-5 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value by the Adviser in good faith, and subject to the oversight of the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Fund calculates net asset value, the settlement price may not be available at the time at which the Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value the Fund’s futures or centrally cleared swaps position.

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Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Use of Third-Party Independent Pricing Services. Pursuant to contracts with the Administrator, prices for most securities held by the Fund with readily available market quotations are provided by third-party independent pricing agents. The valuations for these securities are reviewed by the Administrator. In accordance with the Adviser’s Valuation Procedures, the Adviser may also use third-party independent pricing agents (reviewed and approved by the Adviser) to fair value certain securities without readily available market quotations (or where market quotations are unreliable).

Fair Value Procedures. Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Adviser and implemented through the Adviser’s Valuation Committee. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents, independent broker dealers and/or the Adviser’s or Sub-Adviser’s own personnel (including investment personnel).

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates net asset value. When a security is valued in accordance with the Fair Value Procedures, the Adviser’s Valuation Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to improve index tracking, if applicable, or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

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Dividends and other distributions on shares of the Fund are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund intends to make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid the imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends by the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the Fund at NAV per share. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the summary in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an individual retirement account (“IRA”), 401(k) or other tax-advantaged account.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company Status. The Fund has elected and intends to qualify to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If the Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

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In order to qualify as a RIC under the Internal Revenue Code, the Fund must distribute annually to its shareholders at least an amount equal to the sum of 90% of the Fund’s net investment company taxable income for such year (including, for this purpose, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses), computed without regard to the dividends paid deduction, and at least 90% of its net tax-exempt interest income for such year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. One of these additional requirements for RIC qualification is that the Fund must receive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities, foreign currencies and net income from interests in qualified publicly traded partnerships (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If the Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where the Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, the Fund may be required to dispose of certain assets. If these relief provisions are not available to the Fund and it fails to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate income tax rate (currently 21%) without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders to the extent of the Fund's current and accumulated earnings and profits, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

Notwithstanding the Distribution Requirement described above, the Fund will be subject to a nondeductible 4% federal excise tax on undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year and 98.2% of its capital gain net income for the twelve months ended October 31 of such year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by the Fund and subject to corporate income tax will be considered to have been distributed. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax, but can make no assurances that such tax will be completely eliminated. For example, the Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

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The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. The Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Internal Revenue Code.

Taxation of Shareholders. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Subject to certain limitations and requirements, dividends reported by the Fund as qualified dividend income will be taxable to non-corporate shareholders at rates of up to 20%. In general, dividends may be reported by the Fund as qualified dividend income if they are paid from dividends received by the Fund on common and preferred stock of U.S. companies or on stock of certain eligible foreign corporations, provided that certain holding period and other requirements are met by the Fund with respect to the dividend-paying stocks in its portfolio. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an underlying fund taxable as a RIC, or from a REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT.

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Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gains distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, the Fund’s distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to Fund shareholders. If the Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

If the Fund’s distributions exceed its current and accumulated earnings and profits for the taxable year (as calculated for federal income tax purposes), all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

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The Fund’s shareholders will be notified annually by the Fund (or their broker) as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes. Shareholders who have not held Fund shares for a full year should be aware that the Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

Sales, Exchanges or Redemptions. A sale or exchange of shares or redemption of Creation Units in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder who holds Fund shares as a capital asset will generally be treated as capital gain or loss and will be long-term capital gain or loss if the shares have been held for more than 12 months, and short-term capital gain or loss if the shares are held for 12 months or less. However, if shares on which a shareholder has received a long-term capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that an Authorized Participant may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales” (for an Authorized Participant which does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year and were held as capital assets in the hands of the exchanging Authorized Participant. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any capital loss realized upon a redemption of Creation Units held for six months or less should be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

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The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Internal Revenue Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Net Investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married and filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income.” This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (including capital gain distributions and capital gains realized on the sale of shares of the Fund or the redemption of Creation Units), among other categories of income, are generally taken into account in computing a shareholder’s net investment income.

Taxation of Complex Securities. Certain of the Fund’s investments may be subject to complex provisions of the Internal Revenue Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. These rules could therefore affect the character, amount and timing of distributions to shareholders and may require the Fund to sell securities to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so.

These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat the positions as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC Distribution Requirement and for avoiding excise taxes. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve its qualification for treatment as a RIC.

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Foreign Taxes. The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to any investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

Backup Withholding. The Fund (or financial intermediaries, such as brokers, through which a shareholder holds shares) will be required in certain cases to withhold (as “backup withholding”) at a 24% withholding rate and remit to the U.S. Treasury such withheld amounts on any distributions paid to any shareholder who: (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that the shareholder is not subject to backup withholding; or (4) fails to provide a certified statement that the shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign Shareholders. Any foreign shareholders in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S. withholding tax at a 30% rate is imposed on dividends for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Fund will not pay any additional amounts in respect to any amounts withheld.

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A beneficial holder of shares who is a foreign person may be subject to foreign, state and local income tax and to the U.S. federal estate tax in addition to the U.S. federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment or fixed base maintained by the shareholder in the United States.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

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The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of federal, state, local and foreign taxes.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of combined orders.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Fund paid the following aggregate brokerage commissions on portfolio transactions:

Aggregate Dollar Amount of Brokerage Commissions Paid
2023	2024	2025
$3,534	$1,458	$2,004

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

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To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended September 30, 2025, the Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to the Adviser.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund or the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

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For the fiscal years ended September 30, 2023, 2024 and 2025, the Fund did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that the Fund held during its most recent fiscal year. During the fiscal year ended September 30, 2025, the Fund did not hold any securities of its “regular brokers or dealers.”

Portfolio Turnover Rate. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the fiscal years ended September 30, 2024 and 2025, the Fund’s portfolio turnover rate was as follows:

Portfolio Turnover Rate
2024	2025
28%	29%

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet websites, as well as through the following website: www.demz.fund. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the NSCC.

Greater than daily access to information concerning the Fund’s portfolio holdings will be permitted (i) to certain personnel of service providers to the Fund involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Fund’s service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Fund, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Fund and (ii) generally after it has been disseminated to the NSCC.

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The Fund will disclose its complete portfolio holdings in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose any of the Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund’s shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust’s request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Fund’s complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 888-750-3369 (888-750-DEMZ) or by writing to the Fund at Democratic Large Cap Core ETF, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456; (ii) by visiting www.demz.fund; and (iii) on the SEC’s website at http://www.sec.gov.

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CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Sub-Adviser, the Administrator and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“Access Persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

Although the Trust does not have information concerning the beneficial ownership of shares of the Fund held in the names of DTC Participants, as of January 6, 2026, the name, address and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of the Fund is set forth in the table below. Shareholders having more than 25% beneficial ownership of the Fund’s outstanding shares may be in control of the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

DEMOCRATIC LARGE CAP CORE ETF
Name and Address	% of Fund
CHARLES SCHWAB 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	28.57%
PERSHING ONE PERSHING PLAZA JERSEY CITY, NJ 07310	22.09%
NFS LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	17.58%
MORGAN STANLEY SMITH BARNEY 1300 THAMES ST 6TH FLOOR BALTIMORE, MD 21231	8.67%
VANGUARD 14321 N. NORTHSIGHT BOULEVARD SCOTTSDALE, AZ 85260	6.49%

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APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-1

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2 Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3 Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

A-2

Description of Moody’s Demand Obligation Ratings

For variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

A-3

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

A-4

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

A-5

Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are forward looking opinions on the relative ability of an entity or obligation to meet financial commitments. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used as indications of the likelihood of repayment in accordance with the terms of the issuance.

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative grade categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its webpage.

A-6

Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an index).

Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material default risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial default risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of default risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

A-7

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-8

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

PROXY VOTING

Rule 204-2 under the Advisers Act requires that investment advisers adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how the Adviser has actually voted their proxies. The Adviser has adopted these Proxy Voting Policies and Procedures to ensure that it satisfies its fiduciary obligations and requirements under applicable law.

Under Rule 206(4)-6 of the Act an investment adviser is prohibited from exercising voting authority with respect to client securities unless: the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, which procedures must include how the adviser addresses material conflicts of interest that may arise between the interest of the adviser and its clients; the adviser describes its proxy voting procedures to its clients and provides copies on request, and the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

B-1

The Adviser generally does not take any action or render any advice with respect to voting proxies solicited by, or with respect to, the issuers of any client securities, except to the extent otherwise required by law. It is the Adviser’s policy not to vote proxies for standard SMA’s. However, this policy does not apply to certain institutional or other accounts as specifically agreed in writing. The Adviser has responsibility to vote proxies for securities held in the ETF Fund and other investment companies for which the Adviser is the named investment adviser.

In accordance with the Subadvisory Agreement by and between RAM and ETC (the “Subadviser”), the Subadviser shall vote, or abstain from voting all proxies with respect to companies whose securities are held in the ETF Fund in accordance with the Subadviser’s then-current Proxy Voting Policies and Procedures, provided that the relevant proxy materials have been forwarded to the Subadviser in a timely manner by the ETF Fund’s custodian. The Subadviser’s Proxy Voting Policies and Procedures are herein incorporated by reference.

RESPONSIBILITY

The CEO is responsible for ensuring that proxies are voted in a manner consistent with the interests of clients and may designate a Proxy Voting Coordinator to fulfill these responsibilities.

GENERAL POLICY

Generally, the Adviser will support company management teams which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term, consistent with the Adviser’s belief that long-term shareholder value need not be sacrificed in favor of short-term gains. Accordingly, it is the general policy of the Adviser to vote in accordance with management recommendations on proposals, with the following exceptions:

a.	When proposals diminish rights of shareholders or diminish management or board accountability to shareholders to an extent that the Adviser determines is inconsistent with the long-term interests of shareholders; and

b.	There may be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. On occasion, votes may be withheld for certain directors to show the Adviser’s disfavor with a company’s Chief Executive Officer or other directors.

CONFLICTS OF INTEREST

For purposes of this policy, a “material conflict of interest” is defined as a non-routine relationship between the issuer of a security and the Adviser or an affiliate of which the Adviser has actual knowledge that may affect the Adviser’s judgment in voting securities in the best interest of client accounts. Material conflicts of interest may arise when the Adviser or an affiliate serves as investment adviser or fiduciary for the issuer or when an affiliate has a significant relationship with the issuer. Immaterial conflicts of interest may arise when the Adviser or an affiliate has a relationship with an issuer (e.g., a routine relationship such as a checking account) that does not affect the Adviser’s judgment. When the Adviser votes proxies based on the General Policy described above, it demonstrates that the vote was not the product of a material conflict of interest because the policy requires minimal discretion on the part of the Adviser. However, in the event that the Adviser determines that there is a material conflict of interest with respect to the proxy vote, the CEO will consult with the CCO to determine whether to contact the client for instructions with respect to how to vote the proxy.

B-2

DEVIATIONS FROM GENERAL POLICY

The Adviser will, at all times, make a best effort to vote all proxies in the best interest of its clients. However, there may be some instances in which the Adviser will choose not to vote or may not be able to vote a proxy. Issues that may affect the Adviser’s ability to vote include extraordinary requirements such as share blocking or the requirement to vote the security in person. All votes in which the Adviser has chosen to override the General Policy will be reviewed on a quarterly basis by the CCO or designee. The CEO, or Proxy Voting Coordinator if designated, is responsible for maintaining the documentation regarding any vote overrides and third-party recommendations.

PROCEDURES

The Adviser may engage an independent proxy voting service which would be responsible for receipt of proxy ballots, vote execution, vote record maintenance, and vote reporting. The votes will be cast according to the General Policy noted above. When new accounts are added, the Adviser will work with the voting service and the custodian to get the accounts set up in the voting services’ system to allow for automated voting.

Upon request, the Adviser will provide copies of its Proxy Voting Policies and Procedures to clients, as well as information regarding how the client’s proxies were voted.

Annually, the Adviser will review any proxy voting service and document said review. The CCO or designee will periodically review the Proxy Voting Policies and Procedures.

BOOKS AND RECORDS

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, the Adviser will retain the following items in its books and records:

a.	proxy voting policies and procedures;
b.	proxy statements received regarding client securities;
c.	records of votes cast on behalf of clients;
d.	records of client requests for proxy voting information; and
e.	any documents prepared by the Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

The Adviser may rely on proxy statements filed on the EDGAR system instead of keeping its own copies. The Adviser may also rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a proxy voting service, if the Adviser has obtained an understanding from the proxy voting service to provide a copy of the documents promptly upon request.

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PROSPECTUS

January 28, 2026

The Advisors’ Inner Circle Fund III

First Foundation Fixed Income Fund

(Class A: FFBAX)

(Class Y: FFBYX)

First Foundation Total Return Fund

(Class A: FBBAX)

(Class Y: FBBYX)

INVESTMENT ADVISER:

BROOKMONT CAPITAL MANAGEMENT, LLC

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Funds, please see:

How to Obtain More Information about the Funds	Back Cover
Intermediary-Specific Sales Charge Discounts and Waivers	Appendix A-1

First Foundation Fixed Income Fund

Investment Objective

The investment objective of the First Foundation Fixed Income Fund (the “Fixed Income Fund” or the “Fund”) is to seek maximum income consistent with prudent investment management and the preservation of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class Y shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Purchasing Class A Shares” section on page 46 of this prospectus. Investors investing in the Fund through an intermediary should consult Appendix A – Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None[1]	None

[1]

Class A shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 0.50% contingent deferred sales charge (“CDSC”) if the shares are sold within one year of purchase.

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Y
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.66%	0.66%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses[1]	1.28%	1.03%

[1]

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$550	$814	$1,097	$1,905
Class Y	$105	$328	$569	$1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

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Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, under normal circumstances in debt securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Brookmont Capital Management, LLC, the Fund’s adviser (the “Adviser”) has allocated all the assets of the Fund to be managed/advised by First Foundation Advisors, the Fund’s sub-adviser (“FFA” or the “Sub-Adviser”). The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities, investment-grade municipal obligations and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities.

Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (“Ginnie Mae”). Other U.S. Government securities are neither issued nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Authority acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

The portfolio managers seek to identify debt securities with characteristics such as:

●	attractive yields and prices

●	the potential for capital appreciation

●	reasonable credit quality

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The portfolio managers utilize an investment approach that focuses on bottom-up, single-security selections across the major fixed income asset classes with a secondary focus on top-down asset allocation and interest rate and duration management. When selecting individual securities, the portfolio managers seek relative price appreciation by selecting securities the portfolio managers believe to be undervalued based on research and fundamental analysis and by making gradual adjustment in the average duration of the Fund’s portfolio. The portfolio managers focus on an individual issuer’s default risk and then incorporates top-down considerations such as interest rate forecasting, curve selection, and other macro factors.

In deciding which fixed income securities to buy and sell, the portfolio managers attempt to emphasize securities issued by companies with strong fundamentals and relatively limited anticipated volatility. This philosophy is based upon the belief that, over time, a company’s credit default risk will converge with the portfolio managers’ estimate of the credit risk associated with a company’s intrinsic value. The portfolio managers believe that investing in securities that have credit risk priced significantly below what it believes the company’s intrinsic value implies, allows the best opportunity to achieve the Fund’s investment objective.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in non-mortgage asset-backed securities, high yield securities (also known as “junk securities”), foreign (non-U.S.) and emerging market debt securities and equity securities, such as common stock and preferred stock issued by companies of any market capitalization, exchange-traded funds (“ETFs”) and closed-end funds.

The portfolio managers may also use various types of derivatives (such as options, futures and options on futures) to manage interest rate risk (also known as duration) and to manage exposure to credit quality. The reference in the Fund’s investment objective to capital preservation does not indicate that the Fund may not lose money. The Sub-Adviser seeks to employ strategies that are consistent with capital preservation, but there can be no assurance that the Sub-Adviser will be successful in doing so.

As of the date of this prospectus, the Fund has significant exposure to companies that operate in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage

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finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The Financials Sector also includes financial exchanges and data and mortgage real estate investment trusts.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Interest rate risk may be heightened for investments in emerging market countries.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

5

Financials Sector Risk — The Fund is subject to the risk that the securities of issuers in the Financials Sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Preferred Stock Risk — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks

6

applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Investments in Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal

7

on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Counterparty Risk — There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Real Estate Sector Risk — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended.

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Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Small- and Mid-Capitalization Company Risk — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large Capitalization Company Risk — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency

9

risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund’s use of futures contracts and options is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk and market risk are described elsewhere in this section. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Cyber Security Risk — The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively

10

impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class A shares’ performance from year to year for the past 10 years and by showing how the Fund’s Class A shares’ and Class Y shares’ average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart does not reflect the deduction of applicable sales charges for Class A shares. If sales charges had been reflected, the returns for Class A shares would be less than those shown below. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund operated as the Highland Fixed Income Fund (the “Predecessor Fixed Income Fund”) prior to the Fund’s acquisition of the assets and liabilities of the Predecessor Fixed Income Fund on January 11, 2021 (the “Fixed Income Fund Reorganization”). As a result of the Fixed Income Fund Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fixed Income Fund prior to the date of the Fixed Income Fund Reorganization. Accordingly, the performance shown for periods prior to the Fixed Income Fund Reorganization represents the performance of the Predecessor Fixed Income Fund. The Predecessor Fixed Income Fund’s returns in the bar chart and table have not been adjusted to reflect the Fund’s expenses. If the Predecessor Fixed Income Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Fixed Income Fund for that period.

Updated performance information is available by calling 800-838-0191 or by visiting the Fund’s website at https://www.firstfoundationinc.com/first-foundation-funds.

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Best Quarter	Worst Quarter
5.99%	(6.52)%
12/31/2023	6/30/2022

Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fixed Income Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2025 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A shares only. After-tax returns for Class Y shares will vary.

Returns after taxes on distributions and sale of Fund shared may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

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FIRST FOUNDATION FIXED INCOME FUND	1 Year	5 Years	10 Years
Fund Returns Before Taxes
Class A1	2.40%	0.02%	2.25%
Class Y2	7.24%	1.14%	2.95%
Fund Returns After Taxes on Distributions
Class A	0.59%	(1.56)%	0.87%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Class A	1.42%	(0.64)%	1.14%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

[1]	Class A shares of the Predecessor Fixed Income Fund were offered beginning February 22, 1993.
[2]	Class Y shares of the Predecessor Fixed Income Fund were offered beginning November 29, 1993.

Investment Advisers

Brookmont Capital Management, LLC serves as investment adviser to the Fund. First Foundation Advisors serves as investment sub-adviser to the Fund.

Portfolio Managers

Calvin Jones, Managing Director of Fixed Income at FFA and Portfolio Manager, has managed the Fund since its inception in 2021 and managed the Predecessor Fixed Income Fund beginning in 2020.

Eric Speron, Co-Portfolio Manager, has managed the Fund since 2022.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 27 of the prospectus.

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First Foundation Total Return Fund

Investment Objective

The investment objective of the First Foundation Total Return Fund (the “Total Return Fund” or the “Fund”) is to seek maximum total return (total return includes both income and capital appreciation).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class Y shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Purchasing Class A Shares” section on page 46 of this prospectus. Investors investing in the Fund through an intermediary should consult Appendix A – Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None[1]	None

[1]

Class A shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 0.50% contingent deferred sales charge (“CDSC”) if the shares are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Y
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.57%	0.57%
Total Annual Fund Operating Expenses	1.32%	1.07%

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$702	$969	$1,257	$2,074
Class Y	$109	$340	$590	$1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The Fund’s asset allocation process utilizes information from the Fund’s sub-adviser, First Foundation Advisors (“FFA” or the “Sub-Adviser”), to diversify holdings across these asset classes and to adjust the asset class weightings based on market and economic conditions. The Fund may also use various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in such securities, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality. The Fund may hedge a portion of its foreign currency risk but is not required to do so.

Brookmont Capital Management, LLC, the Fund’s adviser (the “Adviser”), has allocated all the assets of the Fund to be managed/advised by FFA. The Fund invests in equity securities, such as common and

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preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process. If the portfolio managers believe market conditions provide for attractive valuations relative to more liquid investments, the Fund may also invest in or hold illiquid or restricted securities. The Fund may focus in a particular sector or sectors of the economy, the risks of which are disclosed in the “Principal Risks” section below.

The Fund may pursue a “growth style” of investing, meaning that the Fund may invest in equity securities of companies that the Sub-Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. The Fund may also engage in value investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

●	strong earnings growth

●	favorable valuation

●	a presence in successful industries

●	high quality management focused on generating shareholder value

●	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

●	attractive yields and prices

●	the potential for capital appreciation

●	reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

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The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk securities”), equity and debt securities of companies that are located in emerging market countries, and exchange-traded funds (“ETFs”) and closed-end funds to gain exposure to securities, including those of U.S. issuers that are principally engaged in or related to the real estate industry and to securities in emerging markets. The Fund may also invest in real estate investment trusts (“REITs”).

As of the date of this prospectus, the Fund has significant exposure to companies that operate in the Communications Sector.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

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Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the Sub-Adviser’s allocation of the Fund’s assets among strategies will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Large Shareholder Risk — The risk that a significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Small- and Mid-Capitalization Company Risk — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small

18

management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Micro-Capitalization Company Risk — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Value Style Risk — If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Communications Sector Risk — Communications Sector Risk is the risk that the securities of, or financial instruments tied to the performance of, issuers in the Communications Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Communications Sector (“Communications Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communications Sector. The prices of the securities of Communications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign

19

competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Communications Companies in their primary markets.

Counterparty Risk — There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Investments in Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own

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operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Growth Style Risk — If a growth company does not meet the Sub-Adviser’s expectations that its earnings will increase at a certain rate, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

Hedging Risk — Hedging risk is the risk that instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments

21

held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Interest rate risk may be heightened for investments in emerging market countries.

Large Capitalization Company Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Cyber Security Risk — The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

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Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Derivatives Risk — The Fund’s use of futures contracts and options is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk and market risk are described elsewhere in this section. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Restricted Securities Risk — Investments in restricted securities may be illiquid. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, restricted securities may not be subject to the disclosure and other investor protection requirements that might be applicable to unrestricted securities. In order to sell restricted securities, the Fund may have to bear the expense of

23

registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class A shares’ performance from year to year for the past 10 years and by showing how the Fund’s Class A shares’ and Class Y shares’ average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart does not reflect the deduction of applicable sales charges for Class A shares. If sales charges had been reflected, the returns for Class A shares would be less than those shown below. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund operated as the Highland Total Return Fund (the “Predecessor Total Return Fund”) prior to the Fund’s acquisition of the assets and liabilities of the Predecessor Total Return Fund on January 11, 2021 (the “Total Return Fund Reorganization”). As a result of the Total Return Fund Reorganization, the Fund assumed the performance and accounting history of the Predecessor Total Return Fund prior to the date of the Total Return Fund Reorganization. Accordingly, the performance shown for periods prior to the Total Return Fund Reorganization represents the performance of the Predecessor Total Return Fund. The Predecessor Total Return Fund’s returns in the bar chart and table have not been adjusted to reflect the Fund’s expenses. If the Predecessor Total Return Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Total Return Fund for that period.

The Predecessor Total Return Fund’s performance prior to February 1, 2015 reflects returns achieved when the Predecessor Total Return Fund was sub-advised by a different sub-adviser. If the Predecessor Total Return Fund’s latter management had been in place for the periods prior to February 1, 2015, the performance information shown for such periods would have been different.

Updated performance information is available by calling 800-838-0191 or by visiting the Fund’s website at https://www.firstfoundationinc.com/first-foundation-funds.

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Best Quarter	Worst Quarter
14.18%	(20.92)%
12/31/2020	3/31/2020

Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Total Return Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2025 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A shares only. After-tax returns for Class Y shares will vary.

Returns after taxes on distributions and sale of Fund shared may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

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FIRST FOUNDATION TOTAL RETURN FUND	1 Year	5 Years	10 Years
Fund Returns Before Taxes
Class A1	3.18%	9.60%	8.15%
Class Y2	9.73%	11.17%	9.06%
Fund Returns After Taxes on Distributions
Class A	1.59%	6.14%	6.17%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Class A	2.43%	6.32%	5.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

[1]	Class A shares of the Predecessor Total Return Fund were offered beginning February 22, 1993.
[2]	Class Y shares of the Predecessor Total Return Fund were offered beginning November 29, 1993.

Investment Advisers

Brookmont Capital Management, LLC serves as investment adviser to the Fund. First Foundation Advisors serves as investment sub-adviser to the Fund.

Portfolio Managers

Eric Speron, Portfolio Manager, has managed the Fund since its inception in 2021 and managed the Predecessor Total Return Fund beginning in 2015.

Calvin Jones, Co-Portfolio Manager, has managed the Fund since 2022.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 27 of the prospectus.

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Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business.

Purchase minimum (for Class A shares) (reduced for certain accounts)

	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimum (for Class Y shares) (eligible investors only)

Initial Investment	None
Subsequent Investments	None

Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary.

Individual investors that invest directly with the Funds are not eligible to invest in Class Y shares.

The Funds may accept investments of smaller amounts in their sole discretion.

If you own your shares directly, you may redeem your shares by contacting the Funds directly by mail at: Brookmont Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail Address: Brookmont Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219009, Kansas City, MO 64105-1307) or telephone at 800-838-0191.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Funds.

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Tax Information

Each Fund intends to make distributions that may be taxed as qualified dividend income, ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information about the Funds’ Investment Objectives and Strategies

The investment objective of the Fixed Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. The investment objective of the Total Return Fund is to seek maximum total return (total return includes both income and capital appreciation). The investment objective of each Fund is not a fundamental policy and may be changed by the Board without shareholder approval.

The investments and strategies described in this prospectus are those that a Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. A Fund will only do so if the Adviser or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds’ principal investment strategies, and each Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use

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other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (the “SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

More Information about Risk

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser’s and the Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser or the Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Asset Allocation Risk (Total Return Fund) — Given the various strategies that the Sub-Adviser can choose from in allocating the Fund’s assets, and the wide scope of investments the Sub-Adviser may make, the Sub-Adviser could be wrong in determining the combination of strategies that produce good returns under changing market conditions. The Fund could miss attractive investment opportunities if the Sub-Adviser underweights allocations to strategies that invest in markets that subsequently experience significant returns and could lose value if the Sub-Adviser overweights allocations to strategies that invest in markets that subsequently experience significant declines.

Asset-Backed Securities Risk (Fixed Income Fund) — Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage

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assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, the Fund will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Additional risks related to collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and mortgage-backed securities are described below.

Losses may be greater for asset-backed securities that are issued as “pass-through certificates” rather than as debt securities because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole, if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and the Fund, as a securityholder, may suffer a loss.

There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Fund to sell or realize profits on those securities at favorable times or for favorable prices.

Below Investment Grade Securities (Junk Bonds) Risk (Both Funds) — Below investment grade fixed income securities (commonly referred to as junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be

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in default. As an incentive to invest, these risky securities tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

Credit Risk (Both Funds) — Credit risk is the risk that a decline in the credit quality of an investment could cause a Fund to lose money. A Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) (described elsewhere in this section) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Discontinuation of these payments could substantially adversely affect the market value of the security.

Currency Risk (Both Funds) — Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. The value of the Funds’ investments may fluctuate in response to broader macroeconomic risks than if the Funds invested only in U.S. equity securities.

Cyber Security Risk (Both Funds) — A Fund and its service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Fund or its service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede redemptions, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also

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present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value.

Derivatives Risk (Both Funds) — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of your investment in the Fund to decrease. A Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, liquidity risk, correlation risk and tax risk. Credit risk and liquidity risk are each described elsewhere in this section. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a Fund’s performance. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause a Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

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Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, limit or restrict their use by a Fund, otherwise adversely affect their performance or disrupt markets. Moreover, regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts — Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the

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underlying security decrease the value of a Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its brokerage firm as margin. If a Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Sub-Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Options — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing an entire premium in the call option without ever getting the opportunity to exercise the option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing an entire premium in the put option without ever getting the opportunity to exercise the option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money

34

amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Equity Risk (Both Funds) — The price of equity securities may fall over short or extended periods of time. Equity security prices are sensitive to general movements in the equity markets, and a drop in the equity markets may cause the price of equity securities held by a Fund to decrease in value. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of equity securities issued by such companies may suffer a decline in response. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Foreign Investment/Emerging Markets Risk (Both Funds) — Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have

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less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Fixed Income Market Risk (Both Funds) — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by a Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these market conditions, a Fund’s value may fluctuate and/or

36

the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk (Both Funds) — Interest rate risk is the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, the risk of a decline in value of a Fund’s portfolio securities associated with rising rates is heightened because there may be a greater likelihood of rates increasing, potentially rapidly. In a declining interest rate environment, a Fund generally will be required to invest available cash in instruments with lower interest rates that than those of the current portfolio securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Investments in Investment Company Risk (Both Funds) — The Funds may purchase shares of investment companies. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, a Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

ETF Risk — Exchange-traded funds (“ETFs”) are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of a Fund. Accordingly, a Fund’s investments in ETFs will result

37

in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value (“NAV”) and the Sub-Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Large Capitalization Company Risk (Both Funds) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Shareholder Risk (Total Return Fund) — The risk that a significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk (Both Funds) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Liquidity risk may be heightened in the emerging market countries as a result of their markets being less developed.

Market Risk (Both Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for

38

securities in which a Fund invests may decline significantly in response to adverse issuer, political, geopolitical (including war and armed conflict), regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

Micro-, Small- and Mid-Capitalization Company Risk (Both Funds) — The micro-, small- and mid-capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these micro-, small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, micro-, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Mortgage-Backed Securities Risk (Both Funds) — Mortgage-backed securities are a class of asset-backed securities representing an interest in a pool or pools of whole mortgage loans (which may be residential mortgage loans or commercial mortgage loans). Mortgage-backed securities held or acquired by a Fund could include (i) obligations guaranteed by federal agencies of the U.S. Government, such as the Government National Mortgage Association (“Ginnie Mae”), which are backed by the “full faith and credit” of the United States, (ii) securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), which are not backed by the “full faith and credit” of the United States but are guaranteed by the U.S. Government as to timely payment of principal and interest, (iii) securities (commonly referred to as “private-

39

label RMBS”) issued by private issuers that represent an interest in or are collateralized by whole residential mortgage loans without a government guarantee and (iv) commercial mortgage-backed securities (“CMBS”), which are multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Because private-label RMBS and CMBS are not issued or guaranteed by the U.S. Government, those securities generally are structured with one or more types of credit enhancement. There can be no assurance, however, that credit enhancements will support full payment to a Fund of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to a Fund and affect its share price.

A Fund may invest in mortgage-backed securities in the form of debt or in the form of “pass-through” certificates. Pass-through certificates, which represent beneficial ownership interests in the related mortgage loans, differ from debt securities, which generally provide for periodic fixed payments of interest on and principal of the related notes. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees and expenses owed to the servicers of the mortgage loans and other transaction parties that receive payment from collections on the mortgage loans.

The performance of mortgage loans and, in turn, the mortgage-backed securities acquired by a Fund, is influenced by a wide variety of economic, geographic, social and other factors, including general economic conditions, the level of prevailing interest rates, the unemployment rate, the availability of alternative financing and homeowner behavior.

The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by a Fund, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and shortfalls on the related mortgage loans allocable to the tranches held by the Fund and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid

40

prepayments or prepayment interest shortfalls may erode amounts available for distributions to a Fund. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect a Fund’s actual yield to maturity, even if the average rate of principal payments is consistent with the Fund’s expectations. If prepayments of mortgage loans occur at a rate faster than that anticipated by a Fund, payments of interest on the mortgage-backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by a Fund, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

Municipal Securities Risk (Fixed Income Fund) — Municipal securities, like other fixed-income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value.

Longer-term securities generally respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

The cost associated with the outbreak of COVID-19 and the negative impact on tax revenues has adversely affected the financial condition of state and local governments. In the past, a number of municipal issuers have defaulted on obligations, were downgraded or commenced insolvency proceedings during economic or market turmoil or a recession. The costs associated with COVID-19 could affect the ability

41

of state and local governments to make payments on debt obligations when due and could adversely impact the value of their bonds, which could negatively impact the performance of the Fund.

Portfolio Turnover Risk (Total Return Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Preferred Stocks Risk (Fixed Income Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed-income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Prepayment Risk (Both Funds) — Fund investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Real Estate Investment Trusts Risk (Both Funds) — Real estate investment trusts (“REITs”) are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Funds. Accordingly, a Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free

42

pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Real Estate Sector Risk (Both Funds) — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. Some real estate companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Moreover, certain real estate investments may be illiquid and, therefore, the ability of real estate companies to reposition their portfolios promptly in response to changes in economic or other conditions is limited.

Restricted Securities Risk (Total Return Fund) — Investment in restricted securities may be illiquid. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. In certain cases, restricted securities may need to be priced at fair value, which may differ from the actual prices that the Fund may ultimately realize upon their sale or disposition. Further, restricted securities may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded. In order to sell restricted securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities.

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Information about Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

Investment Adviser

Brookmont Capital Management, LLC, a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser’s principal place of business is located at 5950 Berkshire Lane, Suite 1420, Dallas, TX 75225. As of November 30, 2025, the Adviser had approximately $1.1 billion in assets under management and assets under administration.

The Adviser oversees First Foundation Advisors (“FFA” or the “Sub-Adviser”) to ensure its compliance with the investment policies and guidelines of the Funds, and monitors the Sub-Adviser’s adherence to its investment styles. The Board oversees the Adviser and the Sub-Adviser and establishes policies that the Adviser and the Sub-Adviser must follow in their management activities. The Adviser pays the Sub-Adviser out of the advisory fees it receives from the Funds.

For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Fixed Income Fund	0.30%
Total Return Fund	0.50%

For the fiscal year ended September 30, 2025, the Adviser received advisory fees as a percentage of the average daily net assets of each Fund as follows:

Fund	Advisory Fee Rate Paid
Fixed Income Fund	0.30%
Total Return Fund	0.50%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement is available in the Funds’ reports filed on Form N-CSR for the fiscal year ended September 30, 2025.

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Investment Sub-Adviser

First Foundation Advisors serves as the investment sub-adviser to the Funds. FFA is a wholly-owned subsidiary of First Foundation Inc. and a registered investment adviser. FFA’s principal place of business is located at 18101 Von Karman Avenue, Suite 700, Irvine, California 92612. As of November 30, 2025, FFA had approximately $5.09 billion in assets under management.

FFA makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund’s investment program. For its services to the Funds, FFA is entitled to receive from the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Sub-Advisory Fee
Fixed Income Fund	0.15%
Total Return Fund	0.30%

A discussion regarding the basis for the Board’s approval of the Funds’ investment sub-advisory agreement is available in the Funds’ reports filed on Form N-CSR for the fiscal year ended September 30, 2025.

Portfolio Managers

Calvin Jones is the portfolio manager of the Fixed Income Fund and a co-portfolio manager of the Total Return Fund. Mr. Jones is a senior member of the FFA investment management team and is responsible for working closely with FFA’s financial advisors to develop investment strategies utilizing income assets to help clients achieve their financial goals. In his role, Mr. Jones serves on the company’s Investment and Asset Allocation committees and is responsible for leading and overseeing the firm’s fixed income assets. Mr. Jones joined FFA in 2011. His previous experience at ProShare Advisors included trading and analysis in global equity and derivatives markets for the world’s largest manager of leveraged and inverse funds. Mr. Jones earned a Bachelor of Engineering degree from the University of Pittsburgh and a Master of Science in Mathematical Finance degree from the University of North Carolina at Charlotte. He is a member of the CFA Institute and the CFA Society of Los Angeles.

Eric Speron is a portfolio manager of the Total Return Fund and co-portfolio manager of the Fixed Income Fund. Mr. Speron is part of the investment team managing FFA’s proprietary Strategic Core Equity

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Strategy. He is a member of FFA’s Investment Committee, where he assists in shaping the portfolio investment process and overall asset allocations. Prior to joining FFA in 2007, Mr. Speron worked at Credit Suisse First Boston and JPMorgan. Mr. Speron earned a Bachelor of Arts Degree from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Dormant Multi-Manager Arrangement

The Board has approved a “multi-manager” arrangement for the Funds. Under this arrangement, the Funds and the Adviser may engage one or more sub-advisers to make day-to-day investment decisions for the Funds’ assets. The Adviser retains ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that a Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the “multi-manager” arrangement approved by the Board, the Funds may seek exemptive relief, if necessary, from the SEC to (i) permit the Adviser (subject to the Board’s oversight and approval) to make decisions about a Fund’s sub-advisory arrangements without obtaining shareholder approval, and (ii) permit a Fund to not disclose the fees paid to individual sub-advisers. There is no guarantee the SEC would grant such exemptive relief. The Funds will continue to submit matters to shareholders for their approval and disclose sub-advisory fees to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange shares of the Funds.

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For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see “Taxes.”

How to Choose a Share Class

Each Fund offers two classes of shares to investors, Class A and Class Y. Each share class has its own shareholder eligibility criteria, investment minimums, cost structure and other features. The following summarizes the primary features of Class A and Class Y. Contact your financial intermediary or the Funds for more information about the Funds’ share classes and how to choose between them.

Class A shares carry a front-end sales charge. Class A shares bought without a front-end sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 0.50% contingent deferred sales charge (“CDSC”) if the shares are sold within one year of purchase. Class Y shares are offered without an initial sales charge or a CDSC, but are not available to individual investors that invest directly with the Funds.

An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. As such, the share class you or your intermediary select may have higher fees than other classes of shares available directly from the Funds or through other financial intermediaries. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Funds reserve the right to change the criteria for eligible investors and, as disclosed in the “Minimum Purchases” section of the prospectus, accept investments of smaller amounts in their sole discretion.

Purchasing Class A Shares

Class A shares may be appropriate for long-term investors who compensate their investment professionals for the services they provide with traditional front-end sales charges and for investors who qualify for quantity discounts or waivers. Your purchases of Class A shares are made at the NAV per share for Class A shares plus a front-end sales charge that is based on the amount of your initial investment when you open your account. The front-end sales charge you pay on an additional investment is based on your total net investment in a Fund, including the amount of your additional purchase. Shares you purchase with reinvested dividends or other distributions are not subject to a sales

47

charge. As shown in the table below, a portion of the sales charge may be paid as a commission (or dealers’ reallowance) to your financial intermediary on the sale of Class A shares. The total amount of the sales charge, if any, differs depending on the amount you invest as shown in the table below.

First Foundation Fixed Income Fund

	Front-End Sales Charge		Dealer Reallowance[1]
Your Investment	(as a % of purchase price)	(as a % of your new investment)	(as a % of purchase price)
Less than $100,000	4.25%	4.44%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.55%
$1,000,000 or more[2]	None	None	__[3]

First Foundation Total Return Fund

	Front-End Sales Charge		Dealer Reallowance[1]
Your Investment	(as a % of purchase price)	(as a % of your new investment)	(as a % of purchase price)
Less than $50,000	5.75%	6.10%	5.25%
$50,000 but less than $100,000	4.25%	4.44%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.55%
$1,000,000 or more[2]	None	None	__[3]

[1]

From time to time, a Fund may decide to reallow the entire amount of the front-end sales charge to dealers. Dealers who receive more than 90% of the sales charge may be considered “underwriters” under the U.S. securities laws.

[2]

Purchases of $1 million or more of Class A shares pursuant to a sales charge waiver are subject to a 0.50% CDSC if redeemed within one year of purchase. The Class A shares CDSC does not apply to investors purchasing $1 million or more of a Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares pursuant to another sales charge waiver. The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value at the time of the purchase or its net asset value at the time of redemption.

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[3]

For purchases through a financial intermediary that exceed $1 million, the financial intermediary will receive a concession of 0.50% of any amounts under $3 million, 0.40% of any amounts greater than $3 million and less than $5 million, 0.25% of any amounts greater than $5 million and less than $25 million and 0.12% thereafter, to the selling dealer.

You may qualify for a reduced sales charge or a sales charge waiver. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Funds or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. Your financial intermediary may not offer any or all of the waivers or discounts discussed below, in which case you would be required to purchase Class A shares directly from a Fund or through another intermediary in order to receive a desired waiver or discount. Investors investing in a Fund through an intermediary should consult “Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries” below, and Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Waiver of Front-End Sales Charge

The front-end sales charge will be waived on Class A shares purchased:

●	through reinvestment of dividends and distributions;

●	by persons repurchasing shares they redeemed within the last 90 days (see “Repurchase of Class A Shares”);

●	to registered representatives and employees of financial intermediaries (including their affiliates) and such persons’ families and their beneficial accounts;

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●

pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Funds on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization’s group, the term of the organization’s existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time;

●

by clients of financial intermediaries that have entered into agreements with the Distributor or the Funds pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements;

●

by clients of financial intermediaries that have entered into agreements with the Distributor pursuant to which such financial intermediary offers Fund shares through self-directed investment brokerage accounts that do not charge transaction fees to its clients; and

●	by participants in certain retirement plans.

You should inquire with your financial intermediary regarding whether a waiver of front-end sales charge is applicable to you.

Repurchase of Class A Shares

You may repurchase any amount of Class A shares of a Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within one year. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, a Fund must receive your purchase order within one year of your redemption. In addition, you must notify a Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A shares, and you should consult your tax advisor if recognizing such a loss is important to you.

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Reduced Sales Charges

In addition to the above described reductions in front-end sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, the Funds or their agent may request account statements if they are unable to verify your account information.

Right of Accumulation. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A shares of the Funds you already own to the amount that you are currently purchasing. The value of your current purchases will be combined with the current value of Class A shares of the Funds you purchased previously that are currently held for: (i) your account; (ii) your spouse’s account; (iii) a joint account with your spouse; or (iv) your minor children’s trust or custodial accounts. A trust purchasing shares for the same trust account, trust or estate also may use this right of accumulation. A Fund will only consider the value of Class A shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children’s ages). The Funds may amend or terminate this right of accumulation at any time.

Letter of Intent. You may purchase Class A shares of a Fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A shares of the Funds over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. A Fund will only consider the value of Class A shares sold subject to a sales charge. As a result, Class A shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send a Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first

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purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize a Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine purchases of Class A shares (that are subject to a sales charge) of the Funds made on the same day by you, your spouse and your minor children (under age 21). This combination also applies to Class A shares you purchase with a Letter of Intent.

Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges). Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary-Specific Sales Charge Discounts and Waivers.” Appendix A is incorporated herein by reference and, therefore, is legally a part of this prospectus.

In all instances, it is the purchaser’s responsibility to notify a Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from a Fund or through another intermediary to receive such waivers or discounts.

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General Information about Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

Information regarding the Funds’ sales charges may be obtained free of charge by calling toll-free 800-838-0191.

Contingent Deferred Sales Charge (“CDSC”)

If you redeem Class A shares that are subject to a CDSC, you may be assessed a CDSC upon redemption. When you redeem Class A shares subject to a CDSC, a Fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the Fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to the Distributor. The CDSC may be waived under the following certain special circumstances:

1.

Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse or (iii) the beneficiary of a Uniform Gifts to Minors Act (“UGMA”), Uniform Transfers to Minors Act (“UTMA”) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year

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after the death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2.

Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares, (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter must be produced from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

3.

Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase, and (iii) the trust document provides for dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

4.

Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the financial intermediary agrees to return all or the agreed-upon portion of the commission received on the shares being redeemed.

5.	Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement age (as stated in the document).

The CDSC also may be waived if the financial intermediary agrees to return all or an agreed-upon portion of the commission received on the sale of the shares being redeemed.

You should inquire with your financial intermediary regarding whether the CDSC is applicable to you.

How to Purchase Fund Shares

Shares can be purchased directly from the Funds or through financial intermediaries.

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To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call 800-838-0191.

All investments must be made by check, Automated Clearing House (“ACH”), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds’ policy on short-term trading, see “Excessive Trading Policies and Procedures.”

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

By Mail

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

Regular Mail Address

Brookmont Funds
PO Box 219009
Kansas City, MO 64121

Express Mail Address

Brookmont Funds
c/o SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue
Suite 219009
Kansas City, MO 64105-1307

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the

55

Funds’ transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Fund’s transfer agent receives and accepts the order in good order at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Wire

To open an account by wire, call 800-838-0191 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number). The share price used to fill the purchase order is the next price calculated by a Fund after the Funds’ transfer agent receives and accepts the wire in good order.

Wiring Instructions

UMB Bank, N.A.
ABA-101000695
Brookmont Funds
DDA-9872013085

Ref: Fund name/share class/account number/account name

By Systematic Investment Plan (via ACH)

You may not open an account via ACH. However, once you have established a direct account with the Funds, you can set up an automatic investment plan via ACH by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $25. To cancel or change a plan, contact the Funds by mail at: Brookmont Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail Address: Brookmont Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219009, Kansas City, MO 64105-1307). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

Purchases In-Kind

Subject to the approval of the Funds, an investor may purchase shares of each Fund with liquid securities and other assets that are eligible for purchase by that Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the valuation procedures used by the Funds. These transactions will be effected only if the Adviser or the Sub-Adviser deems the security to be an appropriate investment for the applicable

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Fund. Assets purchased by a Fund in such transactions will be valued in accordance with the valuation procedures used by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

Minimum Purchases

	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

The Funds may accept investments of smaller amounts in their sole discretion.

Fund Codes

The Funds’ reference information, which is listed below, will be helpful to you when you contact a Fund to purchase or exchange shares, check daily NAV, or obtain additional information.

Fund Name	Share Class	Ticker Symbol	CUSIP	Fund Code
First Foundation Fixed Income Fund	Class A	FFBAX	00774Q247	8646
	Class Y	FFBYX	00774Q239	8647
First Foundation Total Return Fund	Class A	FBBAX	00774Q221	8648
	Class Y	FBBYX	00774Q213	8649

General Information

You may generally purchase shares on any day that the NYSE is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

A Fund’s price per share will be the next determined NAV per share after the Fund or an authorized institution (as defined below) receives and accepts your purchase order in good order. “Good order” means that a Fund was provided with a complete and signed account application, including the investor’s social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds. Purchase orders that are not in good order cannot be accepted and processed even if money to purchase shares has been submitted by wire, check or ACH.

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Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, a Fund or an authorized institution must receive and accept your purchase order in good order before the close of normal trading on the NYSE. If your purchase order is not received and accepted in good order before the close of normal trading on the NYSE, you will receive the NAV calculated on the subsequent Business Day on which your order is received and accepted in good order. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Funds reserve the right to calculate NAV as of the earlier closing time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities may trade on days that are not Business Days, the value of a Fund may change on days when you are unable to purchase or redeem shares.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of a Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from a Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to a Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by a Fund after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund

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will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at a Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with a Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

How the Funds Calculate NAV

The NAV of a class of each Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of shares outstanding of the class.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, securities are valued at fair value. The Board has designated the Adviser as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. The Adviser has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Adviser makes fair value determinations. The Adviser’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. The respective prospectuses for the open-end investment companies in which a Fund invests explain the circumstances in which those investment companies will use fair value pricing and the effect of fair value pricing.

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With respect to non-U.S. securities held by a Fund, the Adviser may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which a Fund prices its shares, the value the Adviser assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Adviser may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which the Adviser would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

Redeemable securities issued by open-end investment companies in which a Fund invests are valued at the investment company’s applicable NAV.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by the Adviser, subject to Board oversight.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 800-838-0191.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing.

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Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that a Fund must be provided with the original guarantee. Signature guarantees are for the protection of Fund shareholders. Before granting a redemption request, the Funds may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the “Program”), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 800-838-0191 for more information.

The sale price of each share will be the next determined NAV after a Fund (or an authorized institution) receives your request in good order.

By Mail

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

●	The Fund name;

●	The share class;

●	The account number;

●	The dollar amount or number of shares you wish to redeem;

●	The account name(s); and

●	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

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Regular Mail Address

Brookmont Funds
PO Box 219009
Kansas City, MO 64121

Express Mail Address

Brookmont Funds
c/o SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue
Suite 219009
Kansas City, MO 64105-1307

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds’ transfer agent receives and accepts the order in good order at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Telephone

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call 800-838-0191 to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you, or send them to your bank via wire or ACH.

By Systematic Withdrawal Plan (via ACH)

If you have a direct account with the Funds and your account balance is at least $500 for Class A, you may transfer as little as $25 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). The minimum balance requirements may be modified by the Funds in their sole discretion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

Receiving Your Money

Normally, a Fund will send your sale proceeds within two Business Days after it receives your redemption request. A Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check

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or sent via ACH to your bank account if you have established banking instructions with a Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

A Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, a Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Involuntary Redemptions of Your Shares

If your account balance drops below $5,000 because of redemptions, you may be required to sell your shares. The Funds generally will provide you at least 30 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares. Each Fund reserves the right to waive the minimum account value requirement in its sole discretion.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

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How to Exchange Your Fund Shares

At no charge, you may exchange Class A shares or Class Y shares of one First Foundation Fund for Class A shares or Class Y shares, respectively, of another First Foundation Fund by writing to or calling the Funds. Exchanges are subject to the minimum investment requirements and the fees and expenses of the Fund you exchange into. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Excessive Trading Policies and Procedures.”

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

Payments to Financial Intermediaries

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

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Distribution Plan

The Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act for Class A shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Class A shares of a Fund is 0.25%.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with “shelf space,” placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your

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financial intermediary. Any such payments will not change the NAV or price of a Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund’s long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. Although the Adviser has procedures designed to determine the fair value of foreign securities for purposes of calculating the Funds’ NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

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Because the Funds may invest in micro-, small- and mid-cap securities, which often trade in lower volumes and may be less liquid, the Funds may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds’ shares may have a greater impact on the market prices of these types of securities.

The Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

●

Shareholders are restricted from making more than one (1) “round trip,” including exchanges, into or out of a Fund within any rolling thirty (30) calendar day period. The Funds defines a “round trip” as a purchase or exchange into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

●

Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into “information sharing agreements” with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in

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their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Funds’ shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, a Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

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Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in good order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when

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mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder’s financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 800-838-0191.

Dividends and Distributions

The Fixed Income Fund distributes its net investment income, if any, at least monthly. If a shareholder redeems all of the shareholder’s shares of the Fixed Income Fund at any time during a month, all dividends to which the shareholder is entitled will be paid to the shareholder along with the redemption proceeds. All expenses of the Fixed Income Fund are accrued daily and deducted before declaration of dividends to shareholders. Earnings of the Fixed Income Fund for Saturdays, Sundays and holidays will be declared as dividends on the business day immediately preceding the Saturday, Sunday or holiday. The Total Return Fund distributes its net investment income, if any, at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify a Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after a Fund receives your written notice. To cancel your election, simply send a Fund written notice.

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Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below is a summary of certain important U.S. federal income tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

Each Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) within the meaning of Subchapter M of the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether you receive them in cash or you reinvest them in additional shares of the Funds. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions that are reported by the Funds as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Certain of the Funds’ investment strategies may limit their ability to make distributions eligible for the reduced rates applicable to qualified dividend income. Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its

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business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. Assuming a shareholder holds Fund shares as a capital asset, any gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

72

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Funds will use the average cost basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The Funds may invest in U.S. REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “Section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying shares for at least 46 days of the 91-day period beginning 45 days

73

before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible but is not required to do so.

REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Certain of the Funds’ investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by a Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer losses and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

More information about taxes is included in the SAI.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the

74

terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Financial Highlights

The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal year ended September 30, 2025 has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Funds. The information for the prior periods was audited by Deloitte & Touche LLP, the Funds’ prior independent registered public accounting firm. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the Funds’ Form N-CSR filing for the fiscal year ending September 30, 2025, and are available upon request by calling the Funds at 800-838-0191.

75

First Foundation Fixed Income Fund – Class A

			Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022		Year Ended Sept. 30, 2021(1)
Net Asset Value, Beginning of Year	$11.55	$10.80	$11.13	$13.34		$13.27
Income from Investment Operations:
Net investment income(a)	0.45	0.33	0.52	0.39		0.37
Net realized and unrealized gain (loss)	(0.02)	0.96	(0.29)	2.19		0.25
Total from Investment Operations	0.43	1.29	0.23	(1.80)		0.62
Dividends and Distributions:
Net investment income	(0.49)	(0.51)	0.54	(0.39)		(0.44)
Net realized gains	—	—	—	(0.02)		(0.11)
Return of capital	— (2)	(0.03)	(0.02)	—		—
Total dividends and distributions	(0.49)	(0.54)	(0.56)	(0.41)		(0.55)
Net Asset Value, End of Year(b)	$11.49	$11.55	$10.80	$11.13		$13.34
Total Return(b)(c)	3.92%	12.24%	1.99%	(13.79	)%(d)	4.71%
Ratios to Average Net Assets:
Net Assets, End of Year (000’s)	$43,451	$47,546	$48,209	$55,516		$75,143
Ratio of Expenses to Average Net Assets(e)	1.21%	1.09%	0.98%	0.94%		0.91%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)(e)	1.21%	1.10%	0.98%	0.94%		1.02%
Ratio of Net Investment Income to Average Net Assets(f)	3.96%	2.92%	4.66%	3.14%		2.79%
Portfolio turnover rate	22%	52%	37%	14%		34%

(a)	Per share data calculated using average shares method.

(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share, the applicable sales charges, or total return experienced by the shareholder at period end.

(c)

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

76

(d)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.94)%.

(e)	The Fund will also directly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(f)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(1)

On January 11 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)	Amount is less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

77

First Foundation Fixed Income Fund – Class Y

			Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022		Year Ended Sept. 30, 2021(1),(2)
Net Asset Value, Beginning of Year	$11.54	$10.79	$11.12	$13.33		$13.26
Income from Investment Operations:
Net investment income(a)	0.47	0.36	0.55	0.42		0.40
Net realized and unrealized gain (loss)	(0.01)	0.96	(0.29)	(2.19)		0.25
Total from Investment Operations	0.46	1.32	0.26	(1.77)		0.65
Dividends and Distributions:
Net investment income	(0.52)	(0.53)	(0.57)	(0.42)		(0.45)
Net realized gains	—	—	—	(0.02)		(0.11)
Return of capital	— (3)	(0.04)	(0.02)	—		(0.02)
Total dividends and distributions	(0.52)	(0.57)	(0.59)	(0.44)		(0.58)
Net Asset Value, End of Year(b)	$11.48	$11.54	$10.79	$11.12		$13.33
Total Return(b)(c)	4.17%	12.52%	2.25%	(13.59	)%(d)	4.97%
Ratios to Average Net Assets:
Net Assets, End of Year (000’s)	$29,123	$37,394	$57,507	$91,629		$124,228
Ratio of Expenses to Average Net Assets(e)	0.96%	0.82%	0.73%	0.69%		0.66%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)(e)	0.96%	0.83%	0.73%	0.69%		0.77%
Ratio of Net Investment Income to Average Net Assets(f)	4.20%	3.21%	4.87%	3.39%		3.03%
Portfolio turnover rate	22%	52%	37%	14%		34%

(a)	Per share data calculated using average shares method.

(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

78

(d)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.74)%.

(e)	The Fund will also directly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(f)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(1)

On January 11 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)

On November 16, 2020, Class C of the Fixed Income Predecessor Fund were converted to Class Y of the Fixed Income Predecessor Fund, and the Class C were terminated. See Note 1 in Notes to Financial Statements.

(3)	Amount is less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

79

First Foundation Total Return Fund – Class A

			Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021(1)
Net Asset Value, Beginning of Year	$29.26	$27.99	$25.03	$30.50	$22.94
Income from Investment Operations:
Net investment income(a)	0.97	0.33	0.42	1.13	0.55
Net realized and unrealized gain (loss)	(0.15)	3.87	5.53	(2.34)	7.23
Total from Investment Operations	0.82	4.20	5.95	(1.21)	7.78
Dividends and Distributions:
Net investment income	(1.32)	(1.46)	(0.92)	(0.45)	(0.22)
Net realized gains	(1.04)	(1.47)	(2.07)	(3.81)	—
Total dividends and distributions	(2.36)	(2.93)	(2.99)	(4.26)	(0.22)
Net Asset Value, End of Year(b)	$27.72	$29.26	$27.99	$25.03	$30.50
Total Return(b)(c)	3.62%	16.15%	25.25%	(5.20)%	34.09%
Ratios to Average Net Assets:
Net Assets, End of Year (000’s)	$34,244	$39,597	$45,507	$33,456	$40,395
Ratio of Expenses to Average Net Assets	1.32%	1.22%	1.20%	1.22%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.32%	1.22%	1.20%	1.22%	1.35%
Ratio of Net Investment Income to Average Net Assets	3.58%	1.20%	1.53%	3.99%	1.98%
Portfolio turnover rate	22%	44%	103%	105%	85%

(a)	Per share data calculated using average shares method.

(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share, the applicable sales charges, or total return experienced by the shareholder at period end.

(c)

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

(1)	On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor

80

Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

81

First Foundation Total Return Fund – Class Y

			Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021(1)(2)
Net Asset Value, Beginning of Year	$30.00	$28.62	$25.54	$31.04	$23.34
Income from Investment Operations:
Net investment income(a)	1.11	0.41	0.50	1.05	0.71
Net realized and unrealized gain (loss)	(0.21)	3.97	5.64	(2.22)	7.27
Total from Investment Operations	0.90	4.38	6.14	(1.17)	7.98
Dividends and Distributions:
Net investment income	(1.39)	(1.53)	(0.99)	(0.52)	(0.28)
Net realized gains	(1.04)	(1.47)	(2.07)	(3.81)	—
Total dividends and distributions	(2.43)	(3.00)	(3.06)	(4.33)	(0.28)
Net Asset Value, End of Year(b)	$28.47	$30.00	$28.62	$25.54	$31.04
Total Return(b)(c)	3.86%	16.47%	25.52%	(4.98)%	34.42%
Ratios to Average Net Assets:
Net Assets, End of Year (000’s)	$50,277	$68,895	$80,107	$59,297	$47,566
Ratio of Expenses to Average Net Assets	1.07%	0.97%	0.95%	0.97%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.07%	0.97%	0.95%	0.97%	1.10%
Ratio of Net Investment Income to Average Net Assets	3.99%	1.43%	1.77%	3.66%	2.48%
Portfolio turnover rate	22%	44%	103%	105%	85%

(a)	Per share data calculated using average shares method.

(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

(1)	On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Total Return

82

Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)

On November 16, 2020, Class C of the Total Return Predecessor Fund were converted to Class Y of the Predecessor Fund, and the Total Return Class C were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

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The Advisors’ Inner Circle Fund III

FIRST FOUNDATION FUNDS

Investment Adviser

Brookmont Capital Management, LLC
5950 Berkshire Lane, Suite 1420
Dallas, TX 75225

Sub-Adviser

First Foundation Advisors
18101 Von Karman Avenue, Suite 700
Irvine, California 92612

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available, without charge, through the following:

Appendix A to the Prospectus – Intermediary-Specific Sales Charge Discounts and Waivers: Appendix A contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary. Appendix A is incorporated by reference into this prospectus. This means that Appendix A, for legal purposes, is a part of this prospectus.

Statement of Additional Information (“SAI”): The SAI, dated January 28, 2026, as it may be amended from time to time, includes detailed information about the Funds and The Advisors’ Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

To Obtain an SAI, Annual or Semi-Annual Report, Fund Financial Statements, or More Information:

By Telephone:	800-838-0191
By Mail:	Brookmont Funds PO Box 219009 Kansas City, MO 64121
By Internet:	https://www.firstfoundationinc.com/first-foundation-funds

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors’ Inner Circle Fund III, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22920.

BRK-PS-001-0700

Appendix A
Intermediary-Specific Sales Charge Discounts and Waivers

As described in the Prospectus, Class A shares of the Funds, as applicable, are subject to an initial sales charge. Class A shares purchased through certain financial intermediaries may be subject to different initial sales charges or the initial sales charge may be waived in certain circumstances. This Appendix details some of the variations in sales charge waivers for Class A shares purchased through certain specified financial intermediaries. The term “fund family,” as used in this Appendix, refers to those registered investment companies that are advised by Brookmont Capital Management, LLC.

You should consult your financial representative for assistance in determining whether you may qualify for a particular sales charge waiver or discount.

The information in this Appendix is part of, and incorporated in, the Funds’ Prospectus.

Morgan Stanley Wealth Management

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Charge Waivers on Class A shares available at Morgan Stanley Wealth Management

●

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

●	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

●	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same Fund.

●	Shares purchased through a Morgan Stanley self-directed brokerage account.

A-1

●

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

●	Shares purchased in an investment advisory program.

●	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

●	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

●

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Classes A shares available at Raymond James

●	Death or disability of the shareholder.

●	Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus.

●	Return of excess contributions from an IRA Account.

●

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Funds’ Prospectus.

A-2

●	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

●	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

●	Breakpoints as described in the Funds’ Prospectus.

●

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

●

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC

If you purchase or hold Fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ prospectus or SAI.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

●

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

●	Shares of the Funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

●	Shares purchased through rights of reinstatement.

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family).

A-3

●	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

CDSC waivers on Class A shares available at J.P. Morgan Securities LLC

●	Shares sold upon the death or disability of the shareholder.

●	Shares sold as part of a systematic withdrawal plan as described in the Funds’ prospectus.

●	Shares purchased in connection with a return of excess contributions from an IRA account.

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

●	Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

●	Breakpoints as described in the Funds’ prospectus.

●

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Funds’ prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

●

Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

A-4

STATEMENT OF ADDITIONAL INFORMATION

FIRST FOUNDATION FIXED INCOME FUND

Class A: FFBAX

Class Y: FFBYX

FIRST FOUNDATION TOTAL RETURN FUND

Class A: FBBAX

Class Y: FBBYX

each, a series of

THE ADVISORS’ INNER CIRCLE FUND III

January 28, 2026

Investment Adviser:

BROOKMONT CAPITAL MANAGEMENT, LLC

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors’ Inner Circle Fund III (the “Trust”) and the First Foundation Fixed Income Fund (the “Fixed Income Fund”) and the First Foundation Total Return Fund (the “Total Return Fund” and together with the Fixed Income Fund, the “Funds” and each, a “Fund”). This SAI is incorporated by reference into and should be read in conjunction with the Funds’ prospectus dated January 28, 2026, as it may be amended from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. The Funds' audited financial statements dated September 30, 2025, including notes thereto and the report of the Funds' independent registered public accounting firm thereon, are included in the most recent Form N-CSR for the Funds, and are incorporated by reference into this SAI. Shareholders may obtain copies of the Prospectus, the Funds’ annual or semi-annual reports, and other information such as the Funds' financial statements, free of charge by writing to the Funds at Brookmont Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail Address: Brookmont Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219009, Kansas City, MO 64105-1307) or calling the Funds at 800-838-0191.

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January 28, 2026	BRK-SX-001-0700

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THE TRUST

General. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013, as amended September 10, 2020 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund or exchange traded fund (“ETF”), and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

Description of Multiple Classes of Shares. The Trust is authorized to offer shares of the Funds in Class A shares and Class Y shares. The different classes provide for variations in sales charges, distribution and shareholder servicing fees and minimum investment requirements. Investor eligibility is described in the Prospectus. The Trust reserves the right to create and issue additional classes of shares. For more information on distribution and shareholder servicing expenses, see the “Payments to Financial Intermediaries” section in this SAI.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Trustees” or the “Board”) under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

HISTORY OF THE FUNDS

The Fixed Income Fund is the successor to the Highland Fixed Income Fund (the “Predecessor Fixed Income Fund”) and the Total Return Fund is the successor to the Highland Total Return Fund (the “Predecessor Total Return Fund” and, together with the Predecessor Fixed Income Fund, the “Predecessor Funds”). The Predecessor Funds were managed by Highland Capital Management Fund Advisors, L.P., the Predecessor Funds’ investment adviser, prior to their reorganizations into the Funds on January 11, 2021. The Predecessor Fixed Income Fund and the Predecessor Total Return Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fixed Income Fund and the Total Return Fund, respectively.

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DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. The Funds may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund’s stated investment policies, including those stated below, or the Adviser’s internal investment guidelines.

The Funds are diversified. This means that with respect to 75% of their total assets, the Funds may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of the Funds' total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Funds. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. If a Fund holds securities that perform well on a relative basis, the value of those securities could appreciate such that the value of the Fund’s securities that constitute more than 5% of the Fund’s total assets, in the aggregate, might exceed 25% of the Fund’s total assets. In these circumstances, the Adviser might determine that it is in the best interests of the Fund’s shareholders not to reduce one or more of the Fund’s holdings in securities that constitute more than 5% of the Fund’s total assets. If the Adviser makes such a determination, the Fund’s holdings in such securities would continue to exceed 25% of the Fund’s total assets, and the Fund would not purchase any additional shares of securities that constituted more than 5% of the Fund’s total assets. The Fund would continue to qualify as a diversified fund under applicable federal securities laws. If more than 25% of a Fund’s assets were invested, in the aggregate, in securities of issuers that individually represented more than 5% of the Fund’s total assets, the Fund would be subject to the risk that its performance could be disproportionately affected by the performance of such securities.

American Depositary Receipts (“ADRs”)

ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.

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Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, that Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Contingent Convertible Securities

A contingent convertible security, or “CoCo”, is a type of convertible security typically issued by a non-U.S. bank that, upon the occurrence of a specified trigger event, may be (i) convertible into equity securities of the issuer at a predetermined share price; or (ii) written down in liquidation value. Trigger events are identified in the documents that govern the CoCo and may include a decline in the issuer’s capital below a specified threshold level, an increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events, such as a change in regulatory capital requirements. CoCos are designed to behave like bonds in times of economic health yet absorb losses when the trigger event occurs. CoCos are generally considered speculative and the prices of CoCos may be volatile.

With respect to CoCos that provide for conversion of the CoCo into common shares of the issuer in the event of a trigger event, the conversion would deepen the subordination of the investor, creating a greater risk of loss in the event of bankruptcy. In addition, because the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all). With respect to CoCos that provide for the write down in liquidation value of the CoCo in the event of a trigger event, it is possible that the liquidation value of the CoCo may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the CoCo may be reduced in whole or in part. The write-down of the CoCo’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the CoCo is based on par value. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer for any reason or may be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves.

Equity Securities

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships (“MLPs”). Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

Types of Equity Securities:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Exchange Traded Funds. An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), and iShares®. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, a Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests, although lack of liquidity in an ETF could result in it being more volatile than the underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also “Securities of Other Investment Companies” below.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Micro, Small and Medium Capitalization Issuers. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Initial Public Offerings (“IPOs”). A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. A Fund may hold IPO shares for a very short period of time, which may increase the turnover of a Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

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A Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

General Risks of Investing in Stocks:

While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership.  Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations.  Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices.  The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investment Trusts (“REITs”)

A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

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REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent. The above factors may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, U.S. REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act").

Master Limited Partnerships

MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP’s interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

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MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

Exchange-Traded Notes (“ETNs”)

ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. ETNs are not registered or regulated as investment companies under the 1940 Act.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. A Fund could lose some or all of the amount invested in an ETN.

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Foreign Securities

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Investments in Emerging Markets. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of a Fund’s securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds.

Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on securities held by the Fund or gains from the disposition of such securities.

In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. A Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

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Investments in China. China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for a Fund to obtain or enforce a judgment in a Chinese court. In addition, periodically there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, the President of the United States signed an Executive Order (the “November 2020 Executive Order”) prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Communist Chinese military companies” or in instruments that are derivative of, or are designed to provide investment exposure to, those companies. In addition, on August 9, 2023, the President of the United States signed an Executive Order (the “August 2023 Executive Order” and, together with the November 2020 Executive Order, the “Executive Orders”) directing the U.S. Department of the Treasury (the “Treasury”) to promulgate regulations requiring notification of, or restricting, investments in China in certain categories of national security technologies, including semiconductors and microelectronics, quantum information, and certain artificial intelligence technologies. On October 28, 2024, the Treasury released a final rule implementing the China-focused outbound investment program introduced by the August 2023 Executive Order.

The universe of securities affected by the Executive Orders and any related rules can change from time to time. As a result of an increase in the number of investors looking to sell such securities, or because of an inability to participate in an investment that the Adviser otherwise believes is attractive, a Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to a Fund. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies.  Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations.  Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments.  In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors.  Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government. Securities issued by a foreign government are not considered to be a part of any industry for purposes of a Fund’s concentration policy (described below). Therefore, a Fund may invest more than 25% of its total assets in these instruments.

Foreign Agency Debt Obligations. A Fund may invest in uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments. Bonds issued by these foreign government agencies, subdivisions or instrumentalities are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign agency’s operations and financial condition are influenced by the foreign government’s economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government’s agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of foreign agency bonds may be less liquid while market prices may be more volatile than prices of other bonds. Additional risks associated with foreign agency investing include differences in accounting, auditing and financial reporting standards; adverse changes in investment or exchange control regulations; political instability; and potential restrictions on the flow of international capital.

Obligations of Supranational Entities. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, World Bank, African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

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Investment Funds. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

•	Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

•	The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

•	Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

•	The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

•	The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes;

•	A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund’s ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains; and

•	Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

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Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, on January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the "EU") (commonly referred to as “Brexit”). Following a transition period, the UK and the EU signed a post-Brexit trade agreement governing their future economic relationship on December 30, 2020. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

In addition, on February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the UK, Germany, and France, as well as the EU, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Similarly, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure to affected issuers.

•	Information and Supervision. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

•	Stock Exchange and Market Risk. The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

•	Are generally more volatile than, and not as developed or efficient as, those in the United States;

•	Have substantially less volume;

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•	Trade securities that tend to be less liquid and experience rapid and erratic price movements;

•	Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

•	Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

•	May have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

•	Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

•	Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

•	In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

•	Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

•	Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

•	Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

•	Foreign Currency Risk. While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

•	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

•	Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

•	Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

•	There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

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•	Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

•	The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

•	Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Funds to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Funds receive from their investments.

Money Market Securities

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”), Moody’s Investor Services, Inc. (“Moody’s”) or Fitch Ratings (“Fitch”), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see “Appendix A – Description of Ratings” to this SAI.

U.S. Government Securities

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds’ shares.

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On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount. The capital reserve amount was $3 billion in 2013, and decreased by $600 million in each subsequent year through 2017. It is believed that this amendment put Fannie Mae and Freddie Mac in a better position to service their debt because it eliminated the need for the companies to have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios over time. On December 21, 2017, the U.S. Treasury announced that it was again amending the Agreement to reinstate the $3 billion capital reserve amount. On September 30, 2019, the U.S. Treasury announced that it was further amending the Agreement, permitting Fannie Mae and Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the 2017 amendment.

Under a letter agreement entered into in January 2021, each company is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each company to develop a plan to exit conservatorship, but may not do so until all litigation involving the conservatorships is resolved and each company has the minimum capital required by FHFA’s rules.

Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each company will end when the director of FHFA determines that FHFA’s plan to restore the company to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Agreement. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause a Fund’s investments to lose value.

•	U.S. Treasury Obligations. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

Municipal Securities

Municipal securities, including municipal bonds and municipal notes, consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

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Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue or special obligation bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Private activity or industrial development bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the issuing municipality, but are generally backed by the agreement of the issuing authority to request appropriations from the municipality’s legislative body. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

Commercial Paper

Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks

The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Funds. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

•	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid investments.
•	Unsecured Bank Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry.

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Fixed Income Securities Ratings

The Funds may invest in fixed income securities of any maturity, and may invest in securities that are rated investment grade or below investment grade (“high yield” or “junk” bonds). There is no limit on the amount of Fund assets that may be invested in high yield bonds. The Funds may invest in unrated securities, in which case the Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment grade or below investment grade categories similar to those of nationally recognized statistical rating organizations.

Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Adviser. See “Appendix A - Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories.

Debt Securities

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Corporate Bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Mortgage-Backed Securities. Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

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Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. The most significant differences of mortgage-backed securities are: 1) payments of interest and principal are more frequent (usually monthly) and 2) falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing a Fund to reinvest the money at a lower interest rate. In addition to risks associated with changes in interest rates, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Commercial Banks, Savings and Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by Ginnie Mae, Fannie Mae and Freddie Mac because they are not guaranteed by a government agency.

Other Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Bank Loans. Bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent is often a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. A Fund can invest in a bank loan either as a direct lender or through an assignment or participation.

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When a Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, may enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by a Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When a Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, the Fund may be subject to greater delays, expenses and risks than those that would have been involved if the Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by the Adviser based on criteria approved by the Board.

The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. To the extent that extended settlement creates short-term liquidity needs, the Fund may satisfy these needs by holding additional cash or selling other investments (potentially at an inopportune time, which could result in losses to the Fund).

Bank loans may not be considered “securities,” and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

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The Adviser may from time to time have the opportunity to receive material, non-public information (“Confidential Information”) about the borrower, including financial information and related documentation regarding the borrower that is not publicly available. Pursuant to applicable policies and procedures, the Adviser may (but is not required to) seek to avoid receipt of Confidential Information from the borrower so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of a Fund and other clients to which such Confidential Information relates (e.g., publicly traded securities issued by the borrower). In such circumstances, the Fund (and other clients of the Adviser) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells a bank loan. Further, the Adviser’s ability to assess the desirability of proposed consents, waivers or amendments with respect to certain bank loans may be compromised if it is not privy to available Confidential Information. The Adviser may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If the Adviser intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell publicly traded securities to which such Confidential Information relates.

Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Funds may also enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which the Funds sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Funds.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

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The Derivatives Rule (defined below) permits a Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act. The Derivatives Rule permits a Fund to elect whether to treat a reverse repurchase agreement as a borrowing, subject to the asset coverage requirements of Section 18 of the 1940 Act, or as a derivatives transaction under the Derivatives Rule.

Securities of Other Investment Companies

The Funds may invest in shares of other investment companies, to the extent permitted by applicable law, subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses.

Generally, the federal securities laws limit the extent to which a Fund can invest in securities of other investment companies, subject to certain exceptions. For example, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

A Fund may rely on Section 12(d)(1)(F) of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions, the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund. A Fund may also rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions specified in the Rule including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). In addition, a Fund may be able to rely on certain other rules under the 1940 Act to invest in shares of money market funds or other investment companies beyond the statutory limits noted above, but subject to certain conditions.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange.  (See “Exchange-Traded Funds” above).  The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

The Funds may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the Fund to lose money when selling an interest in an unregistered fund. For example, many hedge funds require their investors to hold their investments for at least one year.

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Derivatives

Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectus, the Funds may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Funds may also invest in derivatives with the goal of protecting themselves from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Funds to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Funds’ investment objectives and is legally permissible, the Funds may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Rule 18f-4 under the 1940 Act. Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) provides a comprehensive framework for the use of derivatives by registered investment companies. The Derivatives Rule permits a registered investment company, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Registered investment companies that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program (“DRMP”) and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”); and (iii) comply with new requirements related to Board and SEC reporting. The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board and periodically reviews the DRMP and reports to the Board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a registered investment company that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule) (a “limited derivatives user”), provided that the registered investment company establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

The requirements of the Derivatives Rule may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

CFTC Regulations. Pursuant to rules adopted under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), a Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

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Types of Derivatives:

Futures. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as “contract markets”) approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the “delivery date”). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.” Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

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Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”) at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

•	Purchasing Put and Call Options

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

•	Allowing it to expire and losing its entire premium;
•	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•	Closing it out in the secondary market at its current price.
•	Selling (Writing) Put and Call Options

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a fixed strike price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a fixed strike price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, the Fund may cancel an OTC option by entering into an offsetting transaction with the counterparty to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

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The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Funds are permitted to write only “covered” options. At the time of selling a call option, a Fund may cover the option by owning, among other things:

•	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
•	A call option on the same security or index with the same or lesser exercise price;
•	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
•	In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the option by, among other things:

•	Entering into a short position in the underlying security;
•	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price; or
•	Maintaining the entire exercise price in liquid securities.
•	Options on Securities Indices

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

•	Options on Credit Default Swaps

An option on a credit default swap gives the holder the right to enter into a credit default swap at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the credit default swap relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

•	Options on Futures

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price.  Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option).  If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

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The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such a put option in order to hedge a long position in the underlying futures contract. A Fund may buy a call option on a futures contract for the same purpose as the actual purchase of a futures contract, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

•	Options on Foreign Currencies

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Funds may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

The Funds may use foreign currency options given the same circumstances under which they could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which a Fund’s securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, the Fund may purchase a put option on the foreign currency. If the value of the currency then declined, the Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if a Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, the Funds could sustain losses on transactions in foreign currency options.

•	Combined Positions

The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts or swap agreements, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

•	Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

•	Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);
•	Do not require an initial margin deposit; and
•	May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.
•	Foreign Currency Hedging Strategies

A “settlement hedge” or “transaction hedge” is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund’s investment is denominated. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

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It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Participation Notes (“P-Notes”). P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Swap Agreements. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. The Funds will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

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A swap agreement can be a form of leverage, which can magnify the Funds’ gains or losses.

•	Equity Swaps

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

•	Total Return Swaps

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

•	Interest Rate Swaps

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for-floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.
As with a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

•	Currency Swaps

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the agreement and returned at the end of the agreement. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

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•	Inflation Swaps

 Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the “breakeven inflation” rate and generally represents the current difference between treasury yields and Treasury Inflation Protected Securities yields of similar maturities at the initiation of the swap agreement. Inflation swaps are typically designated as “zero coupon,” where all cash flows are exchanged at maturity. The value of an inflation swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

•	Credit Default Swaps

A credit default swap is an agreement between a “buyer” and a “seller” for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by a Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the “par value”) of the swap.

•	Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

•	Swaptions

Swaptions are privately-negotiated option-based derivative products that give the holder the right to enter into a swap. A Fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

Risks of Derivatives:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions. Derivatives may magnify the Funds’ gains or losses, causing them to make or lose substantially more than they invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

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Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

Correlation of Prices. The Funds’ ability to hedge their securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the Adviser’s prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

•	Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•	A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and
•	Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Funds’ foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds’ investments precisely over time.

Lack of Liquidity. Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

•	Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•	Have to purchase or sell the instrument underlying the contract;
•	Not be able to hedge its investments; and/or
•	Not be able to realize profits or limit its losses.

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Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

•	An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;
•	Unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	The facilities of the exchange may not be adequate to handle current trading volume;
•	Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or
•	Investors may lose interest in a particular derivative or category of derivatives.

Management Risk. Successful use of derivatives by the Funds is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Volatility and Leverage. The Funds’ use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Funds will have the potential for greater gains, as well as the potential for greater losses, than if the Funds did not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

•	Actual and anticipated changes in interest rates;
•	Fiscal and monetary policies; and
•	National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

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Government Regulation. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, granted significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The law and regulations may negatively impact the Funds by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Funds trade.

In addition, the SEC adopted the Derivatives Rule on October 28, 2020. Since its compliance date of August 19, 2022, the Derivatives Rule has replaced prior SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. See “Derivatives — Rule 18f-4 under the 1940 Act” above for additional information on the requirements imposed on registered funds by the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of the Funds' investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.

Illiquid Investments

Illiquid investments are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Because of their illiquid nature, illiquid investments must be priced at fair value as determined in good faith by the Adviser, subject to Board oversight. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to a Fund. Under the oversight of the Board, the Adviser determines the liquidity of a Fund’s investments. A Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

Securities Lending

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). A Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent, but will bear all of any losses from the investment of collateral.

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By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Restricted Securities

The Funds may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Adviser.

Short Sales

The Funds may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

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When-Issued, Delayed–Delivery and Forward-Delivery Transactions

A when-issued security is one whose terms are available and for which a market exists, but which has not been issued.  In a forward-delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. “Delayed-delivery” refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase.  When a Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale.  If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery, or forward-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price.  The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself.  Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Derivatives Rule permits a Fund to enter into when-issued or delayed delivery basis securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a when-issued or delayed delivery basis security entered into by a Fund does not satisfy those requirements, the Fund would need to comply with the Derivatives Rule with respect to its when issued or delayed delivery transactions, which are considered derivatives transactions under the Derivatives Rule. See "Derivatives – Rule 18f-4 under the 1940 Act" above.

Active Management Risk

Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Special Risks of Cyber-attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or the Adviser, the Funds’ distributor, custodian, or any other of the Funds’ intermediaries or service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. There can be no assurance that the Funds, the Funds’ service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber-attacks or other information security breaches in the future.

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 General Market and Geopolitical Risk

Some countries and regions in which a Fund invests have experienced war (including ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East), terrorism, social unrest, government defaults, government shutdowns, economic uncertainty, sanctions or the threat of sanctions, trade disputes with key trading partners and the imposition of associated tariffs, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues such as pandemics and epidemics (including those caused by COVID-19), and/or systemic market dislocations (including due to events outside of such countries or regions). Such events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Whether or not a Fund invests in securities of issuers located in countries impacted by such events, these and other events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental, which means that a Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

Fundamental Policies

1.	Each may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

3.	Each Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	Each Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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Non-Fundamental Policies

Each Fund’s investment objective as well as the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

1.	Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein.

2.	Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.

Concentration. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions. For purposes of a Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does provide allowances for certain borrowings. In addition, the Derivatives Rule permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of the Derivatives Rule.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to a Fund’s policy concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays).

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THE ADVISER AND SUB-ADVISER

Investment Adviser

General. Brookmont Capital Management, LLC (the “Adviser” or “Brookmont”), a Delaware limited liability company, is an SEC registered investment adviser that serves as the investment adviser to the Funds. The Adviser’s principal place of business is located at 5950 Berkshire Lane, Suite 1420, Dallas, TX 75225. Brookmont was established in late 2007 and is owned and controlled by Ethan Powell and Neal Scott. As of November 30, 2025, the Adviser had approximately $1.1 billion in assets under management and assets under administration.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board oversees the Adviser and establishes policies that the Adviser must follow in its management activities with respect to the Funds.

Advisory Agreement. The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser oversees First Foundation Advisors (“FFA” or the “Sub-Adviser”) to ensure its compliance with the investment policies and guidelines of the Funds, and monitors the Sub-Adviser’s adherence to its investment styles, subject to the oversight of, and policies established by, the Board.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the Fund, or, by the Adviser, on not less than thirty (30) days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Advisory Fees Paid to the Adviser.

For its services to each Fund under the Advisory Agreement, the Adviser is entitled to a management fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Fixed Income Fund	0.30%
Total Return Fund	0.50%

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For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the Adviser the following investment advisory fees:

Fund	Contractual Advisory Fees			Total Fees Waived by the Adviser			Total Fees Paid to the Adviser (After Waivers)
	2023	2024	2025	2023	2024	2025	2023	2024	2025
Fixed Income Fund	$392,088	$276,659	$233,053	$0	$0	$0	$392,088	$276,659	$233,053
Total Return Fund	$550,374	$581,206	$456,827	$0	$0	$0	$550,374	$581,206	$456,827

Investment Sub-Adviser

General. FFA serves as the investment sub-adviser to the Funds. FFA is a wholly-owned subsidiary of First Foundation Inc. and a registered investment adviser. FFA’s principal place of business is located at 18101 Von Karman Avenue, Suite 700, Irvine, California 92612. As of November 30, 2025, FFA had approximately $5.09 billion in assets under management.

Sub-Advisory Agreement. The provision of investment advisory services by the Sub-Adviser is governed by an individual investment sub-advisory agreement between the Sub-Adviser and the Adviser (“the Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds, makes investment decisions for the Funds and administers the investment program of each Fund, subject to the oversight of, and policies established by, the Adviser and the Board.

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After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement, and is terminable at any time without penalty by the Board.

Sub-Advisory Fee. For the services provided pursuant to the Sub-Advisory Agreement, the Sub-Adviser receives an annual fee from the Adviser at the following annual rates based on the average daily net assets of the Funds:

Fund	Sub-Advisory Fee
Fixed Income Fund	0.15%
Total Return Fund	0.30%[1]

[1]	Prior to January 27, 2023, the sub-advisory fee was 0.25%.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Adviser paid the Sub-Adviser the following sub-advisory fees:

Fund	Contractual Fees Paid
	2023	2024	2025
Fixed Income Fund	$156,330	$138,330	$116,527
Total Return Fund	$280,529	$348,724	$274,096

THE PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation. Messrs. Speron and Jones each receive a base salary and bonus, which is paid in recognition of attaining certain personal and corporate objectives. The bonus may include cash and/or stock based compensation. All eligible employees can participate in First Foundation Inc.’s 401(k) plan, group life, health and disability plans.

Fund Shares Owned by the Portfolio Managers. The Funds are required to show the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Dollar Range of Fund Shares Owned[1]
Eric Speron	$100,001 - $500,000 (Total Return Fund)
Calvin Jones	$100,001 - $500,000 (Fixed Income Fund) $100,001 - $500,000 (Total Return Fund)

[1]	Valuation date is September 30, 2025.

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Other Accounts. In addition to the Funds, the portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. None of the accounts included below are subject to a performance-based advisory fee. The information below is provided as of September 30, 2025.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in Millions)
Eric Speron	0	$0	0	$0	6	$4.96[1]
Calvin Jones	0	$0	0	$0	0	$0

[1]	Asset amounts include only the portion of each account's total assets for which the identified portfolio manager is primarily responsible for day-to-day management.

Conflicts of Interest. Because each portfolio manager may manage other accounts, including accounts that may pay higher fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts the portfolio manager may manage and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts. The Sub-Adviser has policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are described below.

FFA’s clients generally include individuals, pension and profit sharing plans, business entities, trusts, estates and charitable organizations. In addition, FFA may serve as a sub-adviser to a regulated investment company (“RIC”).

To the extent that FFA provides investment management services to its clients, the transactions for each client account generally will be effected independently, unless FFA decides to purchase or sell the same securities for several clients at approximately the same time. FFA may (but is not obligated to) combine or “bunch” such orders to obtain best execution, to negotiate more favorable commission rates or to allocate equitably among FFA’s clients differences in prices and commissions or other transaction costs that might have been obtained had such orders been placed independently. Under this procedure, transactions will be averaged as to price and will be allocated among FFA’s clients in proportion to the purchase and sale orders placed for each client account on any given day.

Factors that FFA considers in using a particular broker-dealer include historical relationship with FFA, financial strength, reputation, execution, pricing, research and service. In return for effecting securities transactions through a designated broker-dealer, FFA may receive through its relationship certain investment research products or services which assist FFA in its investment decision making process for the client pursuant to Section 28(e) of the Exchange Act (generally referred to as a “soft dollar” arrangement). Although the commissions paid by FFA’s clients shall comply with FFA’s duty to obtain best execution, a client may pay a commission that is higher than another qualified broker-dealer might charge to effect the same transaction where FFA determines, in good faith, that the commission is reasonable in relation to the value of the brokerage and research services received. In seeking best execution, the determinative factor is not the lowest possible cost, but whether the transaction represents the best qualitative execution, taking into consideration the full range of broker-dealer services, including the value of research provided, execution capability, commission rates and responsiveness. Accordingly, although FFA will seek competitive rates, it may not necessarily obtain the lowest possible commission rates for client account transactions. Although the investment research products or services that may be obtained by FFA will generally be used to service all of FFA’s clients, a brokerage commission paid by a specific client may be used to pay for research that is not used in managing that specific client’s account.

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 In certain instances FFA personnel, including portfolio managers of the Funds, may serve on the board of a company that is also a portfolio holding of a Fund. Such service may give rise to actual or potential conflicts of interest (or perceived conflicts of interest). For example, FFA may receive material non-public information of a company if an employee sits on its board of directors. In addition, FFA may be limited and/or restricted in its ability to trade in the securities of a public company to the extent FFA personnel, including portfolio managers of the Funds, were to take a seat on the board of directors of, or have board of directors observer rights with respect to, a public company. The length of time that FFA may be subject to such restrictions on trading with respect to its client portfolios may cause such investments to be classified as illiquid and may be significant. This may prevent a Fund from acquiring or disposing of securities at a favorable time and may cause the Fund to forego certain investment opportunities. FFA has adopted policies and procedures that are designed to minimize the effects of a conflict that may arise to include the pro rata reduction of any compensation for such directorship in amounts attributable to Fund assets.

FFA and/or representatives of FFA may buy or sell securities that are also recommended to clients. This practice may create a situation where FFA and/or representatives of FFA are in a position to materially benefit from the sale or purchase of those securities. Therefore, this situation creates a potential conflict of interest. Practices such as “scalping” (i.e., a practice whereby the owner of shares of a security recommends that security for investment and then immediately sells it at a profit upon the rise in the market price which follows the recommendation) could take place if FFA did not have adequate policies in place to detect such activities. In addition, this requirement can help detect insider trading, “front-running” (i.e., personal trades executed prior to those of the Fund(s)) and other potentially abusive practices. FFA has a personal securities transaction policy in place to monitor the personal securities transactions and securities holdings of each of FFA’s “Access Persons,” as defined under Section 204A of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder.

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an amended and restated administration agreement dated November 16, 2018, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Funds, subject to certain minimums.

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For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the following amounts to the Administrator:

Fund	Administration Fees Paid
	2023	2024	2025
Fixed Income Fund	$156,840	$137,378	$140,000
Total Return Fund	$132,558	$142,115	$140,000

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the “Distribution Agreement”), whereby the Distributor acts as a principal underwriter for the Trust’s shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days’ written notice to the other party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Distribution Plan. The Trust has adopted a Distribution Plan with respect to the Investor Class Shares (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Fund may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

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Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Class Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Payments under the Distribution Plan. For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the Distributor the following fees pursuant to the Plan:

Fund	12b-1 Fees Paid			12b-1 Fees Retained by the Distributor
	2023	2024	2025	2023	2024	2025
Fixed Income Fund	$130,101	$119,074	$110,593	$0	$0	$0
Total Return Fund	$101,419	$103,671	$89,528	$0	$0	$0

Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

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Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

SS&C Global Investor & Distribution Solutions, Inc., 1055 Broadway, Kansas City, Missouri 64105 (the “Transfer Agent”), serves as the Funds’ transfer agent.

THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661 (the “Custodian”), acts as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Funds. The financial statements and notes thereto for the year ended September 30, 2025 incorporated by reference for the Funds have been audited by PricewaterhouseCoopers LLP, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

Deloitte & Touche LLP, 1700 Market Street, Philadelphia, Pennsylvania 19103, served as the Funds’ independent registered public accounting firm for the fiscal years ended on or before September 30, 2024.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 2222 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

SECURITIES LENDING

The Funds did not engage in securities lending activities during the fiscal year ended September 30, 2025.

FINANCIAL INDUSTRY RELATIONSHIPS

SEI Investments, along with its subsidiaries and affiliates (including, but not limited to, the Administrator, the Distributor and SIMC) (collectively, “SEI”), provides a range of services to various financial market participants and has a broad network of relationships with financial services companies, including investment funds, asset managers, broker-dealers and other intermediaries, accounting firms, banks and transfer agents. Although SEI’s various business units largely operate independently of one another, their customers and relationships may, and often will, overlap. For example, a particular asset manager might be a sub-adviser to an investment fund that is managed primarily by SIMC, may sponsor a fund that is registered on the Advisors Inner Circle platform, and/or may manage a fund in which SEI Investments is an investor (with its own capital). From time to time, one SEI business unit may introduce or refer a third-party to another SEI business unit for additional potential services. These various relationships may give rise to actual or perceived conflicts of interest. However, understanding the duties and responsibilities that SEI owes its customers under law and under contract, SEI keeps such actual or perceived conflicts of interest front-of-mind on an ongoing basis and, where appropriate, works with the compliance function, as well as internal and external counsel, to identify and mitigate or eliminate such conflicts, including through appropriate disclosure to applicable governing boards.

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TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Sub-Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a fund, at which time certain of the fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser’s adherence to the funds’ investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds’ investments, including, for example, reports on the adviser’s use of derivatives in managing the funds, if any, as well as reports on the funds’ investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

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The Board receives reports from the funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds’ financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds’ investment management and business affairs are carried out by or through the funds’ advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

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Members of the Board. There are six members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Mr. Alshefski, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustee
John G. Alshefski (Born: 1966)	Chairman of the Board of Trustees[1] (since 2025)	SEI employee from 1992 to present. Senior Vice President and Head of SEI Investment Manager Services for Traditional Asset Managers, SEI Investments Company, Inc., from 2013 to 2025. Head of SEI Offshore Fund Servicing Business Line, SEI Investments Company, Inc., from 1996 to 2013. Fund Accounting Director, SEI Investments Company, from 1992 to 1996.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Symmetry Panoramic Trust.
Independent Trustees
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman), Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited and FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

1	Mr. Alshefski may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Alshefski should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company and his knowledge of the financial services industry.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

The Trust has concluded that Ms. Maynard-Elliott should serve as Trustee because of the experience she gained in a variety of leadership roles at a leading industrial company, the experience she has gained as a board member of several prominent companies, and her legal and financial management expertise.

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The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and (ix) other audit related matters. Mr. Hunt, Mr. Lemke, Ms. Maynard-Elliott, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as Chair of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.
•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for “interested” Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Mr. Hunt, Mr. Lemke, Ms. Maynard-Elliott, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee. Ms. Maynard-Elliott serves as Chair of the Governance Committee. The Governance Committee meets periodically, as necessary, and met two (2) times during the most recently completed fiscal year.

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Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies)[1,2]
Interested Trustee
John G. Alshefski	None	None
Independent Trustees
Jon C. Hunt	None	None
Thomas P. Lemke	Over $100,000 (Total Return Fund)	Over $100,000
Nichelle Maynard-Elliott	None	None
Jay C. Nadel	None	None
Randall S. Yanker	None	None

[1]	Valuation date is December 31, 2025.
[2]	The Funds are the only funds in the family of investment companies.

Board Compensation. The Trust paid the following fees to the Trustees during the fiscal year ended September 30, 2025.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustee
John G. Alshefski	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
Jon C. Hunt	$156,951	N/A	N/A	$156,951 for service on one (1) board
Thomas P. Lemke	$156,951	N/A	N/A	$156,951 for service on one (1) board
Nichelle Maynard-Elliott	$156,951	N/A	N/A	$156,951 for service on one (1) board
Jay C. Nadel	$156,951	N/A	N/A	$156,951 for service on one (1) board
Randall S. Yanker	$156,951	N/A	N/A	$156,951 for service on one (1) board

1	All funds in the Fund Complex are series of the Trust.

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Trust Officers. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years
Michael Beattie (Born: 1965)	President (since 2014)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Eric C. Griffith (Born: 1969)	Vice President (since 2020) Secretary (since 2025)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

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Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Marci M. Morgan (Born: 1971)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2025)

Director of Anti-Money Laundering Compliance at SEI Investments since May 2025. Director of Global Due Diligence at SEI Investments from October 2023 to May 2025. Vice President of Regulatory Management at BNY Mellon Investment Servicing (formerly PNC Global Investment Servicing) from December 2001 to January 2006 and from April 2010 to February 2023.

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Catholic Responsible Investments Funds since September 2022. Chief Compliance Officer of SEI Alternative Income Fund since May 2023. Chief Compliance Officer of Symmetry Panoramic Trust since December 2023. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the “NYSE”) is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the NYSE is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Funds’ securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

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DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rules 2a-4 and 2a-5 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value by the Adviser in good faith, and subject to oversight by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by the Funds generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Funds generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Funds will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Funds calculate net asset value, the settlement price may not be available at the time at which each Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

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Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using by the Adviser, subject to Board oversight.

Use of Third-Party Independent Pricing Services. Pursuant to contracts with the Administrator, prices for most securities held by the Funds when readily available market quotations are provided by third-party independent pricing agents. The valuations for these securities are reviewed by the Administrator. In accordance with the Adviser’s Valuation Procedures, the Adviser may also use third-party independent pricing agents (reviewed and approved by the Adviser) to fair value certain securities without readily available market quotations (or where market quotations are unreliable).

Fair Value Procedures. Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Adviser and implemented through the Adviser's Valuation Committee. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents, independent broker dealers and/or the Adviser’s or Sub-Adviser’s own personnel (including investment personnel).

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value. When a security is valued in accordance with the Fair Value Procedures, the Adviser's Valuation Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. In particular, it does not address investors subject to special rules, such as investors who hold shares through an individual retirement account ("IRA"), 401(k) or other tax-advantaged accounts. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

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Qualification as a Regulated Investment Company. Each Fund has elected and intends to qualify each year to be treated as a RIC under the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If a Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of each Fund’s taxable year: (A) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that a Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends to the extent of a Fund's current and accumulated earnings and profits, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

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The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). The Funds intend to make sufficient distributions to avoid liability for federal excise tax but can make no assurances that such tax will be completely eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as RICs.

Distributions to Shareholders. The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that a Fund receives from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT. Certain of the Funds' investment strategies may limit their ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

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Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in such Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Certain of the Funds’ investment strategies may limit their ability to distribute dividends eligible for the dividends received deduction for corporate shareholders.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

If a Fund’s distributions exceed its current and accumulated earnings and profits for the taxable year (as calculated for federal income tax purposes), all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Funds (or their administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

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Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sales, Exchanges or Redemptions. Sales and redemptions of Fund shares may be taxable for federal and state income tax purposes. Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who holds Fund shares as a capital asset will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, a Fund is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund (or its administrative agent) will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a Fund will use the average cost basis method as its default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. If your shares are held in a brokerage account, your broker may use a different method and you should contact your broker to determine which method it will use. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Net Investment Income Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of a Fund).

Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds and may require a Fund to sell securities to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so.

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Certain derivative investments by a Fund, such as exchange-traded products and over-the-counter derivatives, may not produce qualifying income for purposes of the “Qualifying Income Test” described above, which must be met in order for the Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. Each Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that it is adequately diversified under the Asset Test. The Funds, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Funds’ determination of the “Asset Test” with respect to such derivatives. Failure of the Asset Test might also result from a determination by the IRS that financial instruments in which the Funds invest are not securities.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Each Fund may invest in U.S. REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

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“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which such Fund properly reports as “Section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible but is not required to do so.

U.S. REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

If a Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if a Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which will generally be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements.

A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless such Fund elects to include the market discount in income as it accrues as discussed above.

Certain Foreign Currency Tax Issues. A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

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Foreign Taxes. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stocks or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholder’s federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

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Backup Withholding. A Fund will be required in certain cases to withhold at a 24% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien). Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Investors. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of combined orders.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

Fund	Aggregate Dollar Amount of Brokerage Commissions Paid
	2023	2024	2025
Fixed Income Fund	$5,685	$6,044	$222
Total Return Fund	$92,883	$70,227	$40,695

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Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement or the Sub-Adviser under the Sub-Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

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For the fiscal year ended September 30, 2025, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to the Adviser:

Fund	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Fixed Income Fund	$290	$719,253
Total Return Fund	$5,279	$3,275,722,667

Brokerage with Fund Affiliates.  The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Sub-Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) that each Fund held during its most recent fiscal year. For the fiscal year ended September 30, 2025, the Total Return Fund did not hold any securities of its "regular brokers and dealers." For the fiscal year ended September 30, 2025, the Fixed Income Fund held securities of its "regular brokers and dealers" as follows:

Fund	Name of Broker/Dealer	Type of Security Held	Dollar Amount at FYE
Fixed Income Fund	Citigroup	Debt	$535,054
	Morgan Stanley	Debt	$158,321
	JP Morgan Chase	Debt	$91,914

Portfolio Turnover Rates. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

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For the fiscal years ended September 30, 2024 and 2025, the portfolio turnover rates for the Funds were as follows:

Fund	Portfolio Turnover Rate
	2024	2025
Fixed Income Fund	52%	22%
Total Return Fund	44%	22%

PORTFOLIO HOLDINGS

The Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of the Funds’ shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Adviser, the Sub-Adviser, principal underwriter or any affiliated person of the Funds, the Adviser, the Sub-Adviser or the principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “Authorized Person”) to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person, either directly or through reports by the Trust’s Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30 and September 30). Each Fund files with the SEC a complete schedule of investments following the second and fourth fiscal quarters on Form N-CSR, and a complete schedule of investments following the first and third fiscal quarters as exhibits to Form N-PORT. Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are available, free of charge on the SEC's website (www.sec.gov). The Funds' complete schedules of investments are also posted to the Funds' website (https://www.firstfoundationinc.com/first-foundation-funds) and distributed to Fund shareholders upon request.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the Funds’ Adviser, Sub-Adviser, Administrator, Custodian, Transfer Agent, financial printer, pricing vendors, liquidity analytics vendors, class action reclaim vendors, foreign tax reclaim vendors and other vendors that provide the Adviser or Sub-Adviser with various middle office, back office, client reporting and portfolio analytics services in connection with its services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Funds’ portfolios along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.

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The Funds’ policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose, is in the best interests of a Fund’s shareholders and that to the extent conflicts between the interests of the Fund’s shareholders and those of the Adviser, the Sub-Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust’s Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation analysis or for such other legitimate business purpose, depending on the recipient of the information.

The Trust’s policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser, the Sub-Adviser and their affiliates or recipients of the Funds’ portfolio holdings information.

The Adviser and/or the Sub-Adviser may manage other accounts that are not subject to these policies and procedures with investment objectives and strategies that are substantially similar to those of a Fund. Because the portfolio holdings of such accounts may be substantially similar, and in some cases nearly identical, to those of a Fund, an investor in such an account may be able to infer the portfolio holdings of a Fund from the portfolio holdings of the account.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds’ shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust’s request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

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PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Sub-Adviser. The Sub-Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Funds’ complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 800-838-0191; (ii) by visiting https://www.firstfoundationinc.com/first-foundation-funds; and (iii) on the SEC’s website at https://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Sub-Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“Access Persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Funds, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

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PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

As of January 6, 2026, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers. Persons beneficially owning more than 25% of a Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act. Shareholders controlling a Fund may have a significant impact on any shareholder vote of the Fund.

First Foundation Fixed Income Fund
Name and Address	Class of Shares	% of Class
PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	Class A	12.04%
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLR JERSEY CITY NJ 07310-1995	Class A	8.79%
CHARLES SCHWAB & CO INC CUST ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Y	93.67%

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First Foundation Total Return Fund
Name and Address	Class of Shares	% of Class
PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	Class A	5.52%
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLR JERSEY CITY NJ 07310-1995	Class A	5.12%
CHARLES SCHWAB & CO INC CUST ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Y	47.26%
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLR JERSEY CITY NJ 07310-1995	Class Y	42.56%

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APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2 Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3 Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

For variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

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Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P imputes; and

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• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

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CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

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Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are forward looking opinions on the relative ability of an entity or obligation to meet financial commitments. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used as indications of the likelihood of repayment in accordance with the terms of the issuance.

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative grade categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its webpage.

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Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an index).

Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material default risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial default risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of default risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

A-7

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-8

First Foundation Advisors

Proxy Voting Policy

Rule 206(4)-6

In accordance with the requirements of United States SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”), First Foundation Advisors (“FFA”) has adopted the following proxy voting policy with respect to those assets for which a client has vested FFA with discretionary investment management authority (the “assets”).

FFA’s Policy

FFA has retained a third-party service vendor/agent, Broadridge Investor Communication Solutions, Inc., to assist with the execution of this policy. Unless a client directs otherwise, in writing, FFA, in conjunction with the services provided by its third party service provider/agent, shall be responsible for: (1) directing the manner in which proxies solicited by issuers of securities beneficially owned by the client shall be voted; and, (2) making all elections relative to any mergers, acquisitions, and tender offers. FFA and/or the client shall correspondingly instruct each custodian of the assets to forward to FFA, or its third-party service provider/agent, copies of all proxies and shareholder communications relating to the assets. Absent mitigating circumstances and/or conflicts of interest (to the extent any such circumstance or conflict is presented, if ever, information pertaining to how FFA or its third party service provider/agent addressed any such circumstance or conflict shall be maintained-see examples below), it is FFA’s general policy to vote proxies consistent with the recommendation of the senior management of the issuer. FFA shall monitor corporate actions of individual issuers and investment companies consistent with FFA’s fiduciary duty to vote proxies in the best interests of its clients. With respect to individual issuers, FFA may be solicited to vote on matters including corporate governance, adoption or amendments to compensation plans (including stock options), and matters involving social issues and corporate responsibility. With respect to investment companies (e.g., mutual funds), FFA may be solicited to vote on matters including the approval of advisory contracts, distribution plans, and mergers. FFA or its third party service provider/agent shall maintain records pertaining to proxy voting as required pursuant to United States SEC Rule 204-2 (c)(2) under the Advisers Act.

Mitigating Circumstances/Conflicts of Interest

The following are examples of mitigating circumstances and/or conflicts of interest: (1) an adviser or its affiliate may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies; (2) an adviser may have business or personal relationships with participants in proxy contests, corporate directors, or candidates for directorships, etc.; (3) an adviser has a business relationship not with the company but with a proponent of a proxy proposal that may affect how it casts votes on client securities; and (4) senior management’s recommendation, in the opinion of FFA, is not in the best interests of the client.

QUESTIONS: Any questions regarding FFA’s proxy voting policy shall be directed to FFA’s Chief Compliance Officer.

The above Proxy Voting Policy has been adopted by First Foundation Advisors on this 27th day of August, 2024.

B-1

THE ADVISORS’ INNER CIRCLE FUND III

MetLife Opportunistic High Yield Fund

(Institutional Shares: MFHIX)
(Investor Shares: MFHVX)

MetLife Small Company Equity Fund

(Institutional Shares: MSVIX)
(Investor Shares: MSVVX)

PROSPECTUS

January 28, 2026

INVESTMENT ADVISER:
METLIFE INVESTMENT MANAGEMENT, LLC

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

METLIFE OPPORTUNISTIC HIGH YIELD FUND

Investment Objective

The MetLife Opportunistic High Yield Fund (the “Opportunistic High Yield Fund” or the “Fund”) seeks to provide a high level of current income consistent with the preservation of principal.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional and Investor Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Investor Shares
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.51%	0.55%
Shareholder Servicing Fees	0.10%	0.15%
Other Operating Expenses	0.41%	0.40%
Total Annual Fund Operating Expenses	1.06%	1.35%
Less Fee Reductions and/or Expense Reimbursements[1]	(0.31)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.75%	1.00%

[1]

MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, class specific expenses (e.g., Distribution and/or Service (12b-1) Fees) other than Shareholder Servicing Fees incurred by the Fund under the Amended and Restated Shareholder Services Plan adopted by the Trust, research expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Institutional Shares and Investor Shares until January 31, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

1

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$77	$306	$555	$1,266
Investor Shares	$102	$393	$706	$1,593

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield instruments (also known as “junk bonds”) and other financial instruments with economic characteristics similar to such instruments, such as derivatives and exchange-traded funds (“ETFs”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

2

High yield instruments in which the Fund may invest include domestic and foreign bonds (including corporate bonds), convertible securities, forward commitments, loan participations and assignments, preferred stocks and privately issued securities (e.g., Rule 144A securities) that are rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest the remainder of its assets in investment grade instruments including securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate bonds, residential and commercial mortgage-backed securities, asset-backed securities, loan participations and assignments, U.S. dollar-denominated foreign debt securities and ETFs that invest in such instruments. The Fund may also invest up to 5% of its net assets in foreign currency-denominated securities. The Fund may also invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries, which the Adviser defines as those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. The Fund may also invest in equity securities, which are ownership interests in a public or private company or partnership and consist of common stocks, warrants and rights to acquire common stock, and investments in master limited partnerships (“MLPs”). The Fund may invest in securities of companies with any market capitalization.

The Fund also may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements, for bona fide hedging purposes, to gain exposure to certain markets or segments of markets, and for speculative purposes. From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 50% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in a combination of derivative instruments and other investment companies, including ETFs, until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy. The Fund may purchase or sell securities or other assets on a when-issued, delayed delivery or forward commitment basis. The Fund may borrow money for, among other reasons, cash management purposes, to obtain leverage and to meet redemptions.

3

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Corporate High-Yield Index, which as of September 30, 2025 was 1.84 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe. The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy. The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure. the Adviser targets investments that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.

The Fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

High Yield or Below Investment Grade Securities (Junk Bonds) Risk — High yield or “junk” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these bonds typically offer a higher rate of return to compensate investors for these risks, they are referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These bonds also may be less liquid than higher quality investments.

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

4

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Investment Style Risk — The risk that high yield fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Investment Strategy Risk — The risk that the Fund’s investment strategy may underperform other segments of the below investment grade bond markets or the bond markets as a whole.

5

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Bank Loans Risk — The Fund may invest in bank loans through participations or assignments. Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

6

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower the price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Under certain circumstances where a money market fund experiences heightened redemptions, it may be required to impose a mandatory liquidity fee on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). In addition, a money market fund may

7

impose a liquidity fee of up to 2% on amounts the Fund redeems from the money market fund during circumstances where the money market fund’s board of directors determines such fee would be in the money market fund’s best interests. These measures may result in an investment loss. Money market funds and the securities they invest in are subject to comprehensive regulations. The regulations governing money market funds were recently amended in July, 2023, and their implementation and interpretation, as well as enforcement, may affect the manner of operation, performance and/or yield of money market funds.

Leverage Risk — The Fund’s use when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

Convertible Securities and Preferred Stocks Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Warrants and Rights Risk —Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

Derivatives Risk — The Fund may use of futures contracts which are subject to market risk, leverage risk, liquidity risk, credit risk and valuation risk and are described elsewhere in this section. There also is risk of correlation in that the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal

8

amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

9

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

10

Small- and Mid-Capitalization Companies Risk — Small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. Small- and mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

Large Purchase and Redemption Risk — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

11

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to February 28, 2025, Mesirow Financial Investment Management, Inc. served as investment adviser to the Fund.

Updated performance information is available by calling (800) 252-4993 or on the Internet at https://investments.metlife.com/mutual-fund-documents.

BEST QUARTER	WORST QUARTER
10.94%	(16.81)%
(6/30/2020)	(3/31/2020)

Average Annual Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.

MetLife Opportunistic High Yield Fund	1 Year	5 Years	Since Inception (12/03/2018)
Fund Returns Before Taxes
Institutional Shares	4.81%	5.20%	6.09%
Investor Shares	4.55%	4.93%	5.82%
Fund Returns After Taxes
Institutional Shares	0.88%	1.39%	2.34%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	2.80%	2.29%	2.99%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.20%
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	8.62%	4.51%	5.77%

Investment Adviser

MetLife Investment Management, LLC

Portfolio Managers

Robert Sydow, Portfolio Manager, has managed the Fund since its inception in 2018.

Kevin Buckle, CFA, Portfolio Manager, has managed the Fund since its inception in 2018.

James Lisko, Portfolio Manager, has managed the Fund since its inception in 2018.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 22 of the prospectus.

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METLIFE SMALL COMPANY EQUITY FUND

Investment Objective

The MetLife Small Company Equity Fund (the “Small Company Equity Fund” or the “Fund”) seeks to provide long-term capital appreciation with less volatility than the U.S. small company market.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional and Investor Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Investor Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	1.49%	2.19%
Shareholder Servicing Fees	0.01%	0.15%
Other Operating Expenses	1.48%	2.04%
Acquired Fund Fees and Expenses (“AFFE”)[1]	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	2.25%	3.20%
Less Fee Reductions and/or Expense Reimbursements[3]	(1.26)%	(1.96)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.99%	1.24%

[1]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, including mutual funds, money market funds and exchange-traded funds.

[2]

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.

[3]

MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, class specific expenses (e.g., Distribution and/or Service (12b-1) Fees) other than Shareholder Servicing Fees incurred by the Fund under the Amended and Restated Shareholder Services Plan adopted by the Trust, research expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.98% of the average daily net assets of the Fund’s Institutional Shares and Investor Shares until January 31, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$101	$582	$1,090	$2,487
Investor Shares	$126	$802	$1,503	$3,368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

For purposes of the Fund’s 80% policy, equity securities include common stocks and exchange-traded funds (“ETFs”) with economic characteristics similar to equity securities. The Fund considers small companies to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2500 Index at the time of purchase, and ETFs that aim to replicate or produce returns that generally correspond to small company indexes. The market capitalization range of the Russell 2500 Index was approximately $24 million to $32.5 billion as of September 30, 2025, and may change over time. At any given time, the Fund may own a diversified group of stocks in several industries.

The Adviser employs a relative value philosophy to identify companies that the Adviser believes have attractive valuations and a high probability for accelerated earnings and cash flow growth compared to their peers. the Adviser evaluates broad themes and market developments that it believes can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of catalysts and trends that may positively change the earnings potential and cash flow growth of a target company. The Adviser believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

Further, the Adviser considers various operational and structural factors within its fundamental assessment of macro, sector and company specific trends. Factors taken into consideration may include (but are not limited to): business model risks that may arise from general economic activity, interest rates, business input costs and changes to industry structure; governance factors such as board composition, share class structure and shareholder voting rights; environmental factors such as resource usage and carbon intensity; social factors such as workplace policies, child labor and human rights; and other qualitative factors that may impede a company’s ability to reach stated goals and objectives. The Adviser believes companies that reduce exposure to broad risk factors have the potential to reduce the cost of capital, materially lower operating costs or increase the profitability of a company, which may, in turn, lead to higher investment returns for the Fund.

The Adviser continuously monitors and evaluates investments held by the Fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The Adviser attempts to mitigate excess risk through ownership of what it considers a well-diversified portfolio with broad representation across market

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industries and sectors. The Adviser seeks to actively encourage management of the Fund’s portfolio companies to make incremental positive changes to their business models and risk infrastructure with the goal of producing better investment results. From time to time, the Fund may focus its investments in a particular sector or sectors of the economy. The Adviser will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The Adviser generally will not immediately sell a stock merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

The Fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of

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the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Small Companies Risk — Small companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, stocks of small companies may be more volatile than those of larger companies. Stocks of small companies may be traded over-the-counter or listed on an exchange.

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Investment Style Risk — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Investment Strategy Risk — The risk that the Fund’s investment strategy may underperform other segments of the small capitalization equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower the price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more

18

volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Under certain circumstances where a money market fund experiences heightened redemptions, it may be required to impose a mandatory liquidity fee on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). In addition, a money market fund may impose a liquidity fee of up to 2% on amounts the Fund redeems from the money market fund during circumstances where the money market fund’s board of directors determines such fee would be in the money market fund’s best interests. These measures may result in an investment loss. Money market funds and the securities they invest in are subject to comprehensive regulations. The regulations governing money market funds were recently amended in July, 2023, and their implementation and interpretation, as well as enforcement, may affect the manner of operation, performance and/or yield of money market funds.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

Large Purchase and Redemption Risk — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Between September 14, 2022 and February 28, 2025, Mesirow Institutional Investment Management, Inc. served as investment adviser to the Fund, and prior to September 14, 2022, Mesirow Financial Investment Management, Inc. served as investment adviser to the Fund.

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Updated performance information is available by calling (800) 252-4993 or on the Internet at https://investments.metlife.com/mutual-fund-documents.

BEST QUARTER	WORST QUARTER
30.92%	(32.67)%
(12/31/2020)	(3/31/2020)

Average Annual Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.

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MetLife Small Company Equity Fund	1 Year	5 Years	Since Inception (12/19/2018)
Fund Returns Before Taxes
Institutional Shares	9.03%	10.99%	11.49%
Investor Shares	8.66%	10.73%	11.36%
Fund Returns After Taxes
Institutional Shares	(9.16)%	4.69%	6.50%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	15.31%	7.52%	8.17%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	16.55%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	10.54%

Investment Adviser

MetLife Investment Management, LLC

Portfolio Managers

Leo Harmon, CFA, CAIA, Portfolio Manager, has managed the Fund since its inception in 2018.

John Nelson, CFA, Portfolio Manager, has managed the Fund since 2023.

Andrew Hadland, CFA, Portfolio Manager, has managed the Fund since 2023.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 22 of the prospectus.

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Summary Information About the Purchase
and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

You may generally purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business.

To purchase Institutional Shares of the Opportunistic High Yield Fund for the first time, you must invest at least $1,000,000. To purchase Institutional Shares of the Small Company Equity Fund for the first time, you must invest at least $100,000. To purchase Investor Shares of each Fund for the first time, you must invest at least $5,000. There is no minimum for subsequent investments.

The Funds may accept investments of smaller amounts in its sole discretion.

If you own your shares directly, you may redeem your shares by contacting the Funds directly by mail at: MetLife Funds P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: MetLife Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219009, Kansas City, MO 64105-1307) or telephone at (800) 252-4993.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Funds.

Tax Information

Each Fund intends to make distributions that may be taxed as qualified dividend income, ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts (“IRAs”), in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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More Information about the Funds’ Investment Objectives and Strategies

The investment objective of the Opportunistic High Yield Fund is to seek to provide a high level of current income consistent with the preservation of principal.

The investment objective of the Small Company Equity Fund is to seek to provide long-term capital appreciation with less volatility than the U.S. small company market.

The investment objective of each Fund is not a fundamental policy and may be changed by the Board without shareholder approval.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. A Fund will only do so if MetLife Investment Management, LLC (the “Adviser”) believes that the risk of loss outweighs the opportunity for capital appreciation or current income for that Fund.

This prospectus describes the Funds’ principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

More Information about Risk

Investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments.

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The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Asset-Backed Securities Risk (Opportunistic High Yield Fund only) — Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, a Fund will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities.

Bank Loans Risk (Opportunistic High Yield Fund only) – Bank loans are arranged through private negotiations between a company and one or more financial institutions (lenders). Investments in bank loans are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. This means bank loans are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. Bank loans made in connection with highly leveraged transactions, including operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing, are subject to greater credit risks than other types of bank loans. In addition, it may be difficult to obtain reliable information about and value any bank loan.

A Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In connection with purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and

24

the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When a Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. A Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet a Fund’s redemption obligations.

Bank loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Call Risk (Opportunistic High Yield Fund only) — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. Fixed income securities may be called due to falling interest rates or non-economical circumstances.

Convertible Securities and Preferred Stocks Risk (Opportunistic High Yield Fund only) — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or not rated and are subject to credit risk and prepayment risk, which are discussed below.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to

25

interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Corporate Fixed Income Securities Risk (Opportunistic High Yield Fund only) — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit Risk (Opportunistic High Yield Fund only) — Credit risk is the risk that a Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. An actual or perceived decline in the credit quality of a security or other investment, an issuer of a security, or a provider of credit support or a maturity-shortening structure for a security can cause the price of such security or other investment to decrease. A Fund can lose money as a result.

Derivatives Risk (Opportunistic High Yield Fund only) — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by a Fund and of the derivative instruments relating to those securities may not be proportionate. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of your investment in the Fund to decrease. A Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is described above. Leverage risk is described below. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with

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the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by shareholders. These risks could cause a Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions entered into on non-U.S. exchanges may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions entered into on non-U.S. exchanges also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. Regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Forward Contracts – A forward contract, also called a “forward”, involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take deferred delivery at a later date of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Non-deliverable forwards do not require physical delivery of the currency on the settlement date. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible

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currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Non-deliverable forwards are subject to many of the risks associated with derivatives in general and other forward contracts including risks associated with fluctuation in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The use of non-deliverable forwards for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns.

Futures Contracts – Futures contracts, or “futures”, provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of a Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its carrying firm as margin. If a Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system

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back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Options – An option is a contract between two parties for the purchase and sale of an underlying asset such as a security, futures contract (in the case of options on futures contracts), currency or other financial instrument or asset, for a specified price at any time during the option period. In the case of options on futures contracts, unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a futures contract. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying asset above the exercise price of the option. The underlying asset necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing the underlying asset to satisfy the exercise of the call option can itself cause the price of the underlying asset to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing an entire premium invested in the call option without ever getting the opportunity to exercise the option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying asset) assumes the risk of an increase in the market price of the underlying asset above the sales price (in establishing the short position) of the underlying asset plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying asset below the exercise price of the option. The buyer of a put option assumes the risk of losing an entire premium invested in the put option without ever getting the opportunity to exercise the option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

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Swap Agreements – Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay a Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

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Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

The Dodd-Frank Act, which was signed into law on July 21, 2010, created a new statutory framework that comprehensively regulated the over-the-counter (OTC) derivatives markets for the first time. Key Dodd-Frank Act provisions relating to OTC derivatives require rulemaking by the U.S. Securities and Exchange Commission (the “SEC”) and the U.S. Commodity Futures Trading Commission (the “CFTC”), not all of which has been proposed or finalized as of the date of this prospectus. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Under the Dodd-Frank Act, certain OTC derivatives transactions are now required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities. Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under regulations adopted by the CFTC and federal banking regulators (commonly referred to as “Margin Rules”), a Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared swaps. These rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared swap transactions for certain entities, which may include the Funds.

Duration Risk (Opportunistic High Yield Fund only) — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a Fund may invest tend to be more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets Risk (Opportunistic High Yield Fund only) — Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each

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case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market and countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Equity Market Risk (Both Funds) — A Fund that invests in equity securities is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility.

Exchange-Traded Funds (ETFs) Risk (Both Funds) — The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments in which the ETF invests. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, a Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

Extension Risk (Opportunistic High Yield Fund only) — Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

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Fixed Income Market Risk (Opportunistic High Yield Fund only) — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the value of a Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will continue to rise. Rising interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by a Fund. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these market conditions, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Company Investment Risk (Opportunistic High Yield Fund only) — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. More specifically, investing in foreign issuers includes risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), differing accounting, auditing, financial reporting and legal standards and practices, differing securities market structures, and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. Investing in foreign issuers also poses the risk that the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions. In addition,

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investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

High Yield or Below Investment Grade Fixed Income Securities (Junk Bonds) Risk (Opportunistic High Yield Fund only) — High yield fixed income securities are below investment grade fixed income securities (junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities. Junk bonds also involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may be unable to pay interest or dividends and ultimately may be unable to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

Interest Rate Risk (Opportunistic High Yield Fund only) — Interest rate risk is the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, the risk of a decline in value of a Fund’s portfolio securities associated with rising rates is heightened because there may be a greater likelihood of rates increasing, potentially rapidly. In a declining interest rate environment, a Fund generally will be required to invest cash in instruments with lower interest rates than those of the current portfolio securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Investment Strategy Risk (Both Funds) — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment

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of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, a Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Investment Style Risk (Both Funds) — Investment style risk is the risk that a Fund’s investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Large Capitalization Risk (Opportunistic High Yield Fund only) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk (Both Funds) — Large purchases or redemptions of a Fund’s shares may affect the Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund management or performance to the extent a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Leverage Risk (Opportunistic High Yield Fund only) — Certain Fund transactions, such as borrowing, derivatives and when-issued, delayed delivery or forward commitment transactions, may give rise to a form of leverage. These transactions may expose a Fund to greater risk and increase its costs. As open-end investment companies registered with the SEC, the Funds are subject to the federal securities laws, including the 1940 Act and the rules thereunder. Rule 18f-4 under the 1940 Act requires, among other things, that the Funds either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage can amplify the effects of market volatility on a Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. A Fund’s use of leverage may result in a heightened risk of investment loss.

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Liquidity Risk (Both Funds) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market Risk (Both Funds) — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Master Limited Partnerships (MLPs) Risk (Opportunistic High Yield Fund only) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

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Mid-Capitalization Companies Risk (Opportunistic High Yield Fund only) — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

Money Market Instruments Risk (Both Funds) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for a Fund to lose money by investing in these and other types of money market funds. Under certain circumstances where a money market fund experiences heightened redemptions, it may be required to impose a mandatory liquidity fee on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). In addition, a money market fund may impose a liquidity fee of up to 2% on amounts a Fund redeems from the money market fund during circumstances where the money market fund’s board of directors determines such fee would be in the money market fund’s best interests. These measures may result in an investment loss. Money market funds and the securities they invest in are subject to comprehensive regulations. The regulations governing money market funds were recently amended in July, 2023, and their implementation and interpretation, as well as enforcement, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (Opportunistic High Yield Fund only) — Mortgage-backed securities are a class of asset-backed securities representing an interest in a pool or pools of whole mortgage loans (which may be residential mortgage loans or commercial mortgage loans). Mortgage-backed securities held or acquired by a Fund could include (i) obligations guaranteed by federal agencies of the U.S. Government, such as the Government National Mortgage Association (Ginnie Mae), which are backed by the “full faith and credit” of the United States, (ii) securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which are not backed by the “full faith and credit” of the United States but are guaranteed by the U.S. Government as to timely payment of principal and interest, (iii) securities

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(commonly referred to as “private-label RMBS”) issued by private issuers that represent an interest in or are collateralized by whole residential mortgage loans without a government guarantee and (iv) commercial mortgage-backed securities (CMBS), which are multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Because private-label RMBS and CMBS are not issued or guaranteed by the U.S. Government, those securities generally are structured with one or more types of credit enhancement. There can be no assurance, however, that credit enhancements will support full payment to a Fund of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to a Fund and affect its share price.

A Fund may invest in mortgage-backed securities in the form of debt or in the form of “pass-through” certificates. Pass-through certificates, which represent beneficial ownership interests in the related mortgage loans, differ from debt securities, which generally provide for periodic fixed payments of interest on and principal of the related notes. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees and expenses owed to the servicers of the mortgage loans and other transaction parties that receive payment from collections on the mortgage loans.

The performance of mortgage loans and, in turn, the mortgage-backed securities acquired by a Fund, is influenced by a wide variety of economic, geographic, social and other factors, including general economic conditions, the level of prevailing interest rates, the unemployment rate, the availability of alternative financing and homeowner behavior.

The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by a Fund, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and shortfalls on the related mortgage loans allocable to the tranches held by the Fund and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid prepayments or prepayment interest shortfalls may erode amounts available for distributions to a Fund. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect a Fund’s actual yield to maturity, even if the average rate of principal payments is consistent with the Fund’s expectations. If prepayments of mortgage loans occur at a rate faster than

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that anticipated by a Fund, payments of interest on the mortgage-backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by a Fund, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

Municipal Securities Risk (Opportunistic High Yield Fund only) — Municipal securities are fixed income securities issued by state or local governments or their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value.

Longer-term securities generally respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great of a concentration in municipal obligations. Any changes in the financial condition of municipal issuers also may adversely affect the value of a Fund’s securities.

Portfolio Turnover Risk (Both Funds) — Due to its investment strategy, a Fund may buy and sell securities and other instruments frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

Prepayment Risk (Opportunistic High Yield Fund only) — Investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

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Privately Issued Securities Risk (Opportunistic High Yield Fund only) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. In certain cases, privately placed securities may need to be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts, the Fund’s privately placed securities are subject to the risk that the securities’ fair value prices may differ from the actual prices that the Fund may ultimately realize upon their sale or disposition. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Emphasis Risk (Small Company Equity Fund only) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Small Company Risk (Both Funds) — The risk that small companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, stocks of small companies may be more volatile than those of larger companies. Stocks of small companies may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk (Opportunistic High Yield Fund only) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

Valuation Risk (Both Funds) — The risk that a security may be difficult to value. The Funds may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

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Warrants and Rights Risk (Opportunistic High Yield Fund only) — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk (Opportunistic High Yield Fund only) — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI. Each Fund will post its top ten holdings within ten calendar days after the end of each calendar quarter, and its complete portfolio holdings within sixty calendar days after the end of each calendar quarter on the internet at https://investments.metlife.com/mutual-fund-documents. The Adviser may exclude any portion of a Fund’s portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Funds’ website generally will remain there until such information is included in a filing with the SEC.

Investment Adviser

MetLife Investment Management, LLC, a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser’s principal place of business is located at One MetLife Way, Whippany, New Jersey 07981. As of September 30, 2025, MetLife Investment Management had approximately $633 billion in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board oversees the Adviser and establishes policies that the Adviser must follow in its management

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activities. For its advisory services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
MetLife Opportunistic High Yield Fund	0.55%
MetLife Small Company Equity Fund	0.75%

The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, class specific expenses (e.g., Distribution and/or Service (12b-1) Fees) other than Shareholder Servicing Fees incurred by the Fund under the Amended and Restated Shareholder Services Plan adopted by the Trust, research expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2027 (each, a “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

Fund	Contractual Expense Limit
MetLife Opportunistic High Yield Fund	0.75%
MetLife Small Company Equity Fund	0.98%

In addition, the Adviser may receive from a Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

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For the fiscal period from February 28, 2025 to September 30, 2025, MetLife Investment Management LLC served as the Funds’ current investment adviser.

Prior to February 28, 2025, Mesirow Financial Investment Management, Inc. (“MFIM”) served as the Opportunistic High Yield Fund’s investment adviser, and Mesirow Institutional Investment Management, Inc. (“MIIM”) served as the Small Company Equity Fund’s investment adviser (the “Predecessor Advisers”).

For the fiscal year ended September 30, 2025, the Funds paid their Adviser and Predecessor Advisers the following advisory fees (after fee reductions) as a percentage of average daily net assets of each Fund as follows:

Fund	Advisory Fees Paid
MetLife Opportunistic High Yield Fund	0.24%
MetLife Small Company Equity Fund	0.00%

A discussion regarding the basis for the Board’s approval of the Adviser’s investment advisory agreement will be available in the Funds’ reports filed on Form N-CSR for the fiscal year ended September 30, 2025, when available.

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Portfolio Managers

The Funds are each managed by a team of investment professionals that are jointly and primarily responsible for the day-to-day management of the Funds.

Robert Sydow, Portfolio Manager, serves as a portfolio manager for the Opportunistic High Yield Fund. Mr. Sydow joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director and chief investment officer at Mesirow. Prior to joining Mesirow in 2017, he was a senior vice president at Pacific Income Advisers from 2010 to 2017. Previously, he founded Grandview Capital and served in multiple positions at SunAmerica Investments’ High Yield Bond Department. Mr. Sydow also held multiple positions at First Interstate Bancorp and Atlantic Richfield Company. He earned joint undergraduate degrees in Economics and History, graduating summa cum laude, and an M.B.A. and J.D. from UCLA. Mr. Sydow has 38 years of industry experience.

Kevin Buckle, CFA, Portfolio Manager, serves as a portfolio manager for the Opportunistic High Yield Fund. Mr. Buckle joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director at Mesirow. Prior to joining Mesirow in 2017, he was a senior vice president at Pacific Income Advisers from 2010 to 2017. Previously, he was a portfolio manager at Grandview Capital and a managing director at Willow Brook Capital, a private equity boutique. He also held multiple positions at SunAmerica Investments, where he co-managed high yield bond, leveraged loan, and structured product portfolios. Mr. Buckle earned a B.S. in Finance and Accounting and an M.B.A. with honors from the University of Southern California. He is a CFA charterholder. Mr. Buckle has 36 years of industry experience.

James Lisko, Portfolio Manager, serves as a portfolio manager for the Opportunistic High Yield Fund. Mr. Lisko joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director at Mesirow. Prior to joining Mesirow in 2017, he was a senior vice president at Pacific Income Advisers from 2010 to 2017. Previously, he was a portfolio manager at Grandview Capital, portfolio manager at JPBT Advisors, senior analyst at Western Asset Management and SunAmerica Investments, and a director of research at Papillon Partners. Mr. Lisko earned an undergraduate degree in Finance from the Ohio State University and an M.B.A. from the University of Miami. Mr. Lisko has 33 years of industry experience.

Leo Harmon, CFA, CAIA, Portfolio Manager, serves as a portfolio manager for the Small Company Equity Fund. Mr. Harmon joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director at Mesirow. Prior to joining Mesirow in 2016, he was with FMA from 2003 to 2016. Before that, he was a portfolio manager at Allstate Insurance, Allstate Investments LLC. Mr. Harmon is a CFA charterholder and a member of the CFA Institute, the National Association of Securities Professionals, and the Economics Club of Chicago. He

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is also a member of the CFA Society of Chicago where he was appointed to the board of directors and served as Chairman. Mr. Harmon also serves as a member of the Board of Trustees for Bradley University. He has served as Chairman on the External Investment Committee for the Office of the Illinois State Treasurer. Mr. Harmon earned a B.S. in Finance from Bradley University and an M.B.A. with a concentration in Finance from the Fuqua School of Business at Duke University. Mr. Harmon has over 31 years of industry experience.

John Nelson, CFA, Portfolio Manager, serves as a portfolio manager for the Small Company Equity Fund. Mr. Nelson joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a managing director at Mesirow. Prior to joining Mesirow in 2016, he was with FMA from 2014 to 2016. Before that, he served as an equity Research Analyst and Portfolio Manager at Gofen and Glossberg as well as an equity Research Analyst at William Blair & Company. Mr. Nelson is a CFA® charterholder, member of the CFA Society of Colorado and the CFA Institute, and earned the FSA Credential from the Sustainability Accounting Standards Board. Mr. Nelson earned a B.A. in political science and international affairs from the University of Nebraska and an M.B.A. with dual concentration in Finance and Accounting from the Kelley School of Business at Indiana University. Mr. Nelson has over 22 years of industry experience.

Andrew Hadland, CFA, Portfolio Manager, serves as a portfolio manager for the Small Company Equity Fund. Mr. Hadland joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a managing director at Mesirow. Prior to joining Mesirow in 2016, he was with FMA. Prior to joining FMA, Mr. Hadland served as a Senior Equity Analyst at The Northern Trust Company and a Senior Analyst and Co-Portfolio Manager at Conseco Capital Management. Mr. Hadland earned a B.S. in Finance from Miami of Ohio University and an M.B.A. with dual concentration in Finance and Equity Valuation from the Kelley School of Business at Indiana University. Mr. Hadland is a CFA charterholder and member of the CFA Society of Chicago and CFA Institute. Mr. Hadland has over 28 years of industry experience.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange shares of the Funds.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see “Taxes.”

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How to Choose a Share Class

Each Fund offers two classes of shares, Institutional Shares and Investor Shares, to both individual and institutional investors. Each share class has its own investment minimums and cost structure, as summarized below. Contact your financial intermediary or the Funds for more information about each Fund’s share classes and how to choose between them.

Fund Name	Class Name	Investment Minimums	Fees
Opportunistic High Yield Fund	Institutional Shares	Initial - $1,000,000 Subsequent - None	No Rule 12b-1 Fee Shareholder Servicing Fee of up to 0.15%
	Investor Shares	Initial - $5,000 Subsequent - None	0.25% Rule 12b-1 Fee Shareholder Servicing Fee of up to 0.15%
Small Company Equity Fund	Institutional Shares	Initial - $100,000 Subsequent - None	No Rule 12b-1 Fee Shareholder Servicing Fee of up to 0.15%
	Investor Shares	Initial - $5,000 Subsequent - None	0.25% Rule 12b-1 Fee Shareholder Servicing Fee of up to 0.15%

Institutional Shares and Investor Shares are offered to investors who purchase shares directly from the Funds or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Funds reserve the right to accept investments of smaller amounts in their sole discretion.

How to Purchase Fund Shares

To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call 800-252-4993.

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All investments must be made by check, Automated Clearing House (“ACH”), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds’ policy on short-term trading, see “Excessive Trading Policies and Procedures.”

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

By Mail

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

Regular Mail Address

MetLife Funds
P.O. Box 219009
Kansas City, MO 64121-9009

Express Mail Address

MetLife Funds
c/o SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue
Suite 219009
Kansas City, MO 64105-1307

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Funds’ transfer agent receives and accepts the order in good order at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

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By Wire

To open an account by wire, call 800-252-4993 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number). The share price used to fill the purchase order is the next price calculated by a Fund after the Funds’ transfer agent receives and accepts the wire in good order.

Wiring Instructions

UMB Bank, N.A.
ABA # 101000695
MetLife Funds
DDA # 9872013085
Ref: Fund name/share class/account number/account name

Purchases In-Kind

Subject to the approval of the Funds, an investor may purchase shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the valuation procedures used by the Funds. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for a Fund. Assets purchased by a Fund in such transactions will be valued in accordance with the valuation procedures used by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

Minimum Purchases

To purchase Institutional Shares of the Opportunistic High Yield Fund for the first time, you must invest at least $1,000,000. To purchase Institutional Shares of the Small Company Equity Fund for the first time, you must invest at least $100,000. To purchase Investor Shares of each Fund for the first time, you must invest at least $5,000. There is no minimum for subsequent investments. The Funds may accept investments of smaller amounts in their sole discretion.

By Systematic Investment Plan (via ACH)

You may not open an account via ACH. However, once you have established a direct account with the Funds, you can set up an automatic investment plan via ACH by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $1,000 for Institutional Shares and Investor Shares. To cancel or change a plan, contact the Fund by mail at: MetLife Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: MetLife Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219009, Kansas City, MO 64105-1307). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

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Fund Codes

The Funds’ reference information, which is listed below, will be helpful to you when you contact the Fund to purchase or exchange shares, check daily NAV, or obtain additional information.

Fund Name	Share Class	Ticker Symbol	CUSIP	Fund Code
Opportunistic High Yield Fund	Institutional Shares	MFHIX	00774Q 783	2676
	Investor Shares	MFHVX	00774Q 775	2677
Small Company Equity Fund	Institutional Shares	MSVIX	00774Q 767	2672
	Investor Shares	MSVVX	00774Q 759	2673

General Information

You may generally purchase shares on any day that the NYSE is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

A Fund’s price per share will be the next determined net asset value (“NAV”) per share after the Fund or an authorized institution (as defined below) receives and accepts your purchase order in good order. “Good order” means that the Fund was provided with a complete and signed account application, including the investor’s social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds. Purchase orders that are not in good order cannot be accepted and processed even if money to purchase shares has been submitted by wire, check or ACH.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, a Fund or an authorized institution must receive and accept your purchase order in good order before the close of normal trading on the NYSE. If your purchase order is not received and accepted in good order before the close of normal trading on the NYSE, you will receive the NAV calculated on the subsequent Business Day on which your order is received and accepted in good order. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund’s assets may change on days when you are unable to purchase or redeem shares.

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Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of a Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from a Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by a Fund after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at a Fund’s next computed NAV after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with a Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

How the Funds Calculate NAV

The NAV of a class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of shares outstanding of the class.

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In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, securities are valued at fair value. The Board has designated the Adviser as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. The Adviser has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Adviser makes fair value determinations. The Adviser’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Adviser may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which the Fund prices its shares, the value the Adviser assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Adviser may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which the Adviser would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, a Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund may use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

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Other assets held by the Funds for which market quotations are not readily available will be valued at their fair value as determined in good faith by the Adviser, subject to Board oversight.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 800-252-4993.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that a Fund must be provided with the original guarantee. Signature guarantees are for the protection of Fund shareholders. Before granting a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the “Program”), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 800-252-4993 for more information.

The sale price of each share will be the next determined NAV after a Fund (or an authorized institution) receives and accepts your request in good order.

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By Mail

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

●	The Fund name;

●	The share class;

●	The account number;

●	The dollar amount or number of shares you wish to redeem;

●	The account name(s); and

●	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

Regular Mail Address

MetLife Funds
P.O. Box 219009
Kansas City, MO 64121-9009

Express Mail Address

MetLife Funds
c/o SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue
Suite 219009
Kansas City, MO 64105-1307

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds’ transfer agent receives and accepts the order in good order at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Telephone

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call 800-252-4993 to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you, or send them to your bank via wire or ACH.

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By Systematic Withdrawal Plan (via ACH)

If you have a direct account with the Funds, you may transfer as little as $1,000 per month for Institutional Shares and Investor Shares from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). The minimum balance requirements may be modified by a Fund in its sole discretion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

Receiving Your Money

Normally, a Fund will send your sale proceeds within one Business Day after it receives your redemption request. A Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with a Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

A Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, a Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Involuntary Redemptions of Your Shares

If your account balance drops below $100,000 for Institutional Shares or $2,500 for Investor Shares of a Fund, you may be required to sell your shares. The Funds generally will provide you at least 30 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares. Each Fund

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reserves the right to waive the minimum account value requirement in its sole discretion. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

How to Exchange Your Fund Shares

At no charge, you may exchange Institutional Shares or Investor Shares of any Fund for Institutional Shares or Investor Shares, respectively, of another Fund by writing to or calling the Funds. Exchanges are subject to the minimum investment requirements and the fees and expenses of the Fund you exchange into. (The Funds may accept investments of smaller amounts in their sole discretion). You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Funds’ policy on excessive trading, see “Excessive Trading Policies and Procedures.”

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

Payments to Financial Intermediaries

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the

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Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see “Payments to Financial Intermediaries” in the SAI.

Distribution Plan

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Investor Shares of a Fund is 0.25%.

Shareholder Servicing Plan

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Institutional Shares and Investor Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with “shelf space,” placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

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The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund’s long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because certain of the Funds may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. Although the Adviser has procedures designed to determine the fair value of

57

foreign securities for purposes of calculating the applicable Funds’ NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the Funds may invest in small-cap securities, which often trade in lower volumes and may be less liquid, the Funds may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds’ shares may have a greater impact on the market prices of these types of securities.

The Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

●

Shareholders are restricted from making more than 4 “round trips,” including exchanges, into or out of a Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a “round trip” as a purchase or exchange into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund(s) they manage.

●

A redemption fee of 1.00% of the value of shares sold will be imposed on Fund shares redeemed within 90 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fee”).

●

Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund(s) they manage.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into “information sharing agreements” with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Funds. If the Funds or their service providers identify omnibus

58

account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Funds’ shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Redemption Fee

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, each Fund charges a 1.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 90 days. The redemption fee is deducted from a Fund’s sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from a Fund or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and systems limitations, intermediaries’ methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds’. Therefore, to the extent that financial

59

intermediaries are unable to collect the redemption fee, a Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary’s customers.

Each Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic withdrawals; and (v) retirement loans and withdrawals.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, a Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Subject to each Fund’s right to reject purchases as described in this prospectus, upon receipt of your application in good order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right

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to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder’s financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 800-252-4993.

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Dividends and Distributions

The Opportunistic High Yield Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The Small Company Equity Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify a Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below is a summary of certain important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

Each Fund has elected and intends to qualify each year for treatment as a RIC under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions reported by the Funds as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). A Fund’s investment strategies may limit its ability to make distributions eligible for treatment as qualified

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dividend income. Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. Assuming a shareholder holds Fund shares as a capital asset, the gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

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U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Funds will use a default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

More information about taxes is in the SAI.

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Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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Financial Highlights

The tables that follow present performance information about Institutional Shares and Investor Shares of the Funds. This information is intended to help you understand the Funds’ financial performance for the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of dividends and distributions). The information for the fiscal year ended September 30, 2025 has been audited by Cohen & Company, Ltd., the independent registered public accounting firm for the Funds. The information for the fiscal year ended September 30, 2024 and prior periods, was audited by PricewaterhouseCoopers LLP, the Funds’ prior independent registered public accounting firm, whose reports reflected unqualified audit opinions. The financial statements and the unqualified opinion of Cohen & Company, Ltd. are included in the Funds’ Form N-CSR filing for the fiscal year ending September 30, 2025, and are available upon request by calling the Funds at 888-252-4993.

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MetLife Opportunistic High Yield Fund

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year
Institutional Shares	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net Asset Value, Beginning of Year	$8.59	$8.32	$8.32	$10.33	$9.32
Income (Loss) from Operations:
Net Investment Income(1)	0.74	0.78	0.77	0.76	0.74
Net Realized and Unrealized Gain (Loss)	(0.17)	0.32	0.04	(1.86)	1.00
Total from Operations	0.57	1.10	0.81	(1.10)	1.74
Redemption Fees	— ^	— ^	— ^	0.01	—
Dividends and Distributions:
Net Investment Income	(0.77)	(0.83)	(0.81)	(0.72)	(0.70)
Net Realized Gain	—	—	—	(0.20)	(0.03)
Total Dividends and Distributions	(0.77)	(0.83)	(0.81)	(0.92)	(0.73)
Return of Capital	—	—	—	— ^	—
Net Asset Value, End of Year	$8.39	$8.59	$8.32	$8.32	$10.33
Total Return†	7.06%	13.80%	10.17%	(11.33)%	19.19%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$116,091	$114,380	$64,498	$45,077	$66,855
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.06%	1.07%	1.40%	1.21%	1.20%
Ratio of Net Investment Income to Average Net Assets	8.83%	9.13%	9.19%	7.91%	7.29%
Portfolio Turnover Rate	66%	100%	62%	74%	71%

^	Amount represents less than $0.005 per share.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

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MetLife Opportunistic High Yield Fund

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year
Investor Shares	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net Asset Value, Beginning of Year	$8.57	$8.31	$8.31	$10.32	$9.31
Income (Loss) from Operations:
Net Investment Income(1)	0.72	0.75	0.75	0.74	0.70
Net Realized and Unrealized Gain (Loss)	(0.17)	0.32	0.04	(1.86)	1.02
Total from Operations	0.55	1.07	0.79	(1.12)	1.72
Redemption Fees	— ^	— ^	— ^	0.01	—
Dividends and Distributions:
Net Investment Income	(0.75)	(0.81)	(0.79)	(0.70)	(0.68)
Net Realized Gain	—	—	—	(0.20)	(0.03)
Total Dividends and Distributions	(0.75)	(0.81)	(0.79)	(0.90)	(0.71)
Return of Capital	—	—	—	— ^	—
Net Asset Value, End of Year	$8.37	$8.57	$8.31	$8.31	$10.32
Total Return†	6.81%	13.43%	9.92%	(11.56)%	18.94%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$24,702	$30,172	$12,443	$7,198	$5,740
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.35%	1.41%	1.66%	1.50%	1.43%
Ratio of Net Investment Income to Average Net Assets	8.54%	8.89%	9.00%	7.89%	6.86%
Portfolio Turnover Rate	66%	100%	62%	74%	71%

^	Amount represents less than $0.005 per share.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

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MetLife Small Company Equity Fund

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year
Institutional Shares	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net Asset Value, Beginning of Year	$13.79	$11.46	$10.39	$14.04	$9.03
Income (Loss) from Operations:
Net Investment Income(1)	0.01	0.04	0.08	0.02	0.04
Net Realized and Unrealized Gain (Loss)	0.57	2.85	1.32	(0.81)	5.02
Total from Operations	0.58	2.89	1.40	(0.79)	5.06
Redemption Fees	— ^	— ^	— ^	— ^	—
Dividends and Distributions:
Net Investment Income	(0.03)	(0.09)	(0.02)	(0.03)	(0.05)
Net Realized Gain	(1.00)	(0.47)	(0.31)	(2.83)	—
Total Dividends and Distributions	(1.03)	(0.56)	(0.33)	(2.86)	(0.05)
Net Asset Value, End of Year	$13.34	$13.79	$11.46	$10.39	$14.04
Total Return†	4.73%	25.99%	13.56%	(7.41)%	56.17%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$6,970	$31,251	$24,529	$15,346	$12,320
Ratio of Expenses to Average Net Assets	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.24%	1.75%	2.06%	2.82%	2.92%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.37%	0.66%	0.18%	0.30%
Portfolio Turnover Rate	90%	92%	102%	109%	108%

^	Amount represents less than $0.005 per share.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

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MetLife Small Company Equity Fund

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year
Investor Shares	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net Asset Value, Beginning of Year	$13.80	$11.47	$10.41	$14.07	$9.05
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.02)	0.02	0.06	(0.02)	0.01
Net Realized and Unrealized Gain (Loss)	0.55	2.83	1.31	(0.80)	5.06
Total from Operations	0.53	2.85	1.37	(0.82)	5.07
Redemption Fees	—	0.01	0.01	— ^	—
Dividends and Distributions:
Net Investment Income	—	(0.06)	(0.01)	(0.01)	(0.05)
Net Realized Gain	(1.00)	(0.47)	(0.31)	(2.83)	—
Total Dividends and Distributions	(1.00)	(0.53)	(0.32)	(2.84)	(0.05)
Net Asset Value, End of Year	$13.33	$13.80	$11.47	$10.41	$14.07
Total Return†	4.33%	25.71%	13.37%	(7.64)%	56.16%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$1,001	$1,510	$2,010	$237	$23
Ratio of Expenses to Average Net Assets	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.19%	2.15%	2.34%	3.21%	3.06%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19)%	0.13%	0.52%	(0.21)%	0.08%
Portfolio Turnover Rate	90%	92%	102%	109%	108%

^	Amount represents less than $0.005 per share.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

70

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE FUNDS

Investment Adviser

MetLife Investment Management, LLC
One MetLife Way
Whippany, New Jersey 07981

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January 28, 2026, as it may be amended from time to time, includes detailed information about the Funds and The Advisors’ Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

To Obtain an SAI, Annual or Semi-Annual Reports, Fund Financial Statements, or More Information:

By Telephone:	800-252-4993
By Mail:	MetLife Funds P.O. Box 219009 Kansas City, MO 64121-9009
By Internet:	https://investments.metlife.com/mutual-fund-documents

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors’ Inner Circle Fund III, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22920.

MIM-PS-002-0200

STATEMENT OF ADDITIONAL INFORMATION

METLIFE OPPORTUNISTIC HIGH YIELD FUND

(Institutional Shares: MFHIX)

(Investor Shares: MFHVX)

METLIFE SMALL COMPANY EQUITY FUND

(Institutional Shares: MSVIX)

(Investor Shares: MSVVX)

each, a series of

THE ADVISORS’ INNER CIRCLE FUND III

January 28, 2026

Investment Adviser:

METLIFE INVESTMENT MANAGEMENT, LLC

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors’ Inner Circle Fund III (the “Trust”) and the MetLife Opportunistic High Yield Fund (the “Opportunistic High Yield Fund”) and MetLife Small Company Equity Fund (the “Small Company Equity Fund”) (each, a “Fund” and collectively, the “Funds”). This SAI is incorporated by reference into and should be read in conjunction with the Funds’ prospectus dated January 28, 2026, as it may be amended from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. The Funds’ audited financial statements dated September 30, 2025, including notes thereto and the report of the Funds’ independent registered public accounting firm thereon, are included in the most recent Form N-CSR for the Funds, and are incorporated by reference into this SAI. Shareholders may obtain copies of the Prospectus, Annual and Semi-Annual Reports, and other information such as the Funds’ financial statements, free of charge by writing to the Funds at MetLife Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: MetLife Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219009, Kansas City, MO 64105-1307), or calling the Funds toll-free at 800-252-4993.

January 28, 2026	MIM-SX-002-0200

THE TRUST

General. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013, as amended September 10, 2020 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund or exchange traded fund (“ETF”), and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

Prior to July 18, 2025 and May 19, 2025, the MetLife Opportunistic High Yield Fund and MetLife Small Company Equity Fund were known as the Mesirow High Yield Fund and Mesirow Small Company Fund, respectively.

Description of Multiple Classes of Shares. The Trust is authorized to offer shares of the Funds in Institutional Shares and Investor Shares. The different classes provide for variations in distribution and shareholder servicing expenses and minimum investment requirements. Minimum investment requirements are described in the Prospectus. For more information on distribution and shareholder servicing expenses, see “Payments to Financial Intermediaries” in this SAI. The Trust reserves the right to create and issue additional classes of shares.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Trustees” or the “Board”) under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

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DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The Funds are diversified, as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that with respect to 75% of its total assets, a Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. If a Fund holds securities that perform well on a relative basis, the value of those securities could appreciate such that the value of the Fund’s securities that constitute more than 5% of the Fund’s total assets, in the aggregate, might exceed 25% of the Fund’s total assets. In these circumstances, MetLife Investment Management, LLC (the “Adviser”) might determine that it is in the best interests of the Fund’s shareholders not to reduce one or more of the Fund’s holdings in securities that constitute more than 5% of the Fund’s total assets. If the Adviser makes such a determination, a Fund’s holdings in such securities would continue to exceed 25% of the Fund’s total assets, and the Fund would not purchase any additional shares of securities that constituted more than 5% of the Fund’s total assets. The Fund would continue to qualify as a diversified fund under applicable federal securities laws. If more than 25% of a Fund’s assets were invested, in the aggregate, in securities of issuers that individually represented more than 5% of the Fund’s total assets, the Fund would be subject to the risk that its performance could be disproportionately affected by the performance of such securities.

The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. The Funds may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund’s stated investment policies, including those stated below.

American Depositary Receipts (“ADRs”). ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.

S-2

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Equity Securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships (“MLPs”). Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

S-3

•	Exchange-Traded Funds. An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), and iShares®. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, a Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities comprising the index which an index ETF is designed to track or the other holdings of an active or index ETF, although lack of liquidity in an ETF could result in it being more volatile than the tracked index or underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also “Securities of Other Investment Companies” below.

•	Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, that Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

S-4

General Risks of Investing in Stocks. While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

▪	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

▪	Factors affecting an entire industry, such as increases in production costs; and

▪	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investment Trusts (“REITs”). A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

S-5

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Micro, Small and Medium Capitalization Issuers. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Initial Public Offerings (“IPOs”). A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. A Fund may hold IPO shares for a very short period of time, which may increase the turnover of a Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

S-6

Master Limited Partnerships. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP’s interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

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Foreign Securities. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Investments in Emerging Markets. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of a Fund’s securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds.

Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on securities held by the Fund or gains from the disposition of such securities.

In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. A Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

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Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

Foreign Agency Debt Obligations. A Fund may invest in uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments. Bonds issued by these foreign government agencies, subdivisions or instrumentalities are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign agency’s operations and financial condition are influenced by the foreign government’s economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government’s agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of foreign agency bonds may be less liquid while market prices may be more volatile than prices of other bonds. Additional risks associated with foreign agency investing include differences in accounting, auditing and financial reporting standards; adverse changes in investment or exchange control regulations; political instability; and potential restrictions on the flow of international capital.

Obligations of Supranational Entities. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, World Bank, African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

Investment Funds. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

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Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

▪	The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

▪	Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

▪	The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

▪	The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes;

▪	A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund’s ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains; and

▪	Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, on January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”). Following a transition period, the UK and the EU signed a post-Brexit trade agreement governing their future economic relationship on December 30, 2020. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

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In addition, on February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the UK, Germany, and France, as well as the EU, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers.

Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments due to the interconnected nature of the global economy and capital markets.

Similarly, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure to affected issuers.

Information and Supervision. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

Stock Exchange and Market Risk. The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

▪	are generally more volatile than, and not as developed or efficient as, those in the United States;

▪	have substantially less volume;

▪	trade securities that tend to be less liquid and experience rapid and erratic price movements;

▪	have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

▪	employ trading, settlement and custodial practices less developed than those in U.S. markets; and

▪	may have different settlement practices, which may cause delays and increase the potential for failed settlements.

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Foreign markets may offer less protection to shareholders than U.S. markets because:

▪	foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

▪	adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

▪	in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

▪	over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

▪	economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

▪	restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Risk. While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

▪	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

▪	Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

▪	Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

▪	There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

▪	Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

▪	The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

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Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Funds to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Funds receive from their investments.

Money Market Securities. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see “Appendix A – Description of Ratings” to this SAI.

Structured Notes

A Fund may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as currencies traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a Fund’s portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the Adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the Adviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply. Structured notes may be considered derivative securities.

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U.S. Government Securities. The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds’ shares.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012.

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On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount. The capital reserve amount was $3 billion in 2013, and decreased by $600 million in each subsequent year through 2017. It is believed that this amendment put Fannie Mae and Freddie Mac in a better position to service their debt because it eliminated the need for the companies to have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios over time. On December 21, 2017, the U.S. Treasury announced that it was again amending the Agreement to reinstate the $3 billion capital reserve amount. On September 30, 2019, the U.S. Treasury announced that it was further amending the Agreement, permitting Fannie Mae and Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the 2017 amendment.

Under a letter agreement entered into in January 2021, each company is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each company to develop a plan to exit conservatorship, but may not do so until all litigation involving the conservatorships is resolved and each company has the minimum capital required by FHFA’s rules.

Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each company will end when the director of FHFA determines that FHFA’s plan to restore the company to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Agreement. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause a Fund’s investments to lose value.

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U.S. Treasury Obligations. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

Inflation Protected Securities. The Funds may invest in inflation protected securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. These securities may be issued by U.S. and foreign governments and corporations. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon. Inflation protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other U.S. and foreign inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount.

The value of inflation protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. The periodic adjustment of U.S. inflation protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government.

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There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in principal for an inflation protected security resulting from inflation adjustments is considered by the Internal Revenue Service (the “IRS”) to be taxable income in the year it occurs. A Fund’s distributions to shareholders include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where a Fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, a Fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Municipal Securities. Municipal securities, including municipal bonds and municipal notes, consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue or special obligation bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Private activity or industrial development bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the issuing municipality, but are generally backed by the agreement of the issuing authority to request appropriations from the municipality’s legislative body. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

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Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Adviser. See “Appendix A - Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as “junk bonds” or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

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Debt Securities. Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities:

Corporate Bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Mortgage-Backed Securities. Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing; that is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences of mortgage-backed securities are:

▪	Payments of interest and principal are more frequent (usually monthly); and

▪	Falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing a Fund to reinvest the money at a lower interest rate.

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In addition to risks associated with changes in interest rates, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Trust Preferred Securities. A Fund may invest in trust preferred securities, which are hybrid instruments issued by a special purpose trust (“Special Trust”), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to a Fund of trust preferred securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture. The Adviser considers trust preferred securities to be debt securities.

If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount (“OID”) obligations for the remainder of their term. As a result, holders of trust preferred securities, such as a Fund, would be required to accrue daily for federal income tax purposes their share of the stated interest and the de minimis OID on the debentures (regardless of whether the Fund receives any cash distributions from the Special Trust), and the value of trust preferred securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust preferred securities may be subject to mandatory prepayment under certain circumstances. The market values of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act, and, unless and until registered, are restricted securities. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of trust preferred securities, such as a Fund, to sell their holdings.

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Hybrid Preferred Securities. A Fund may invest in hybrid preferred securities. Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred securities are considered debt securities.

Hybrid preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the hybrid preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Hybrid preferred securities are typically issued with a final maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Within the category of hybrid preferred securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to other preferred securities such as maturities ranging from 30 years to perpetuity, call features, quarterly payments, exchange listings and the inclusion of accrued interest in the trading price.

Mortgage Dollar Rolls. Mortgage “dollar rolls” or “covered rolls,” are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. A Fund may invest in mortgage dollar rolls. During the roll period, the Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

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Mortgage Pass-Through Securities. A Fund may invest in mortgage pass-through securities. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome.

Most transactions in mortgage pass-through securities occur through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. A Fund may use TBA transactions in several ways. For example, the Fund may enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. A Fund’s use of “TBA rolls” may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than other funds.

Collateralized Mortgage Obligations. The Funds may invest in collateralized mortgage obligations (“CMOs”), which are mortgage-backed securities (“MBS”) that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other MBS. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.

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CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.

The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways including “interest only” and “inverse interest only” tranches. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, a Fund could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.

Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies and instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies and instrumentalities or any other person or entity. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow. Yields on privately issued CMOs have been historically higher than the yields on CMOs backed by mortgages guaranteed by U.S. government agencies and instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. government has not guaranteed them.

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New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS.

Stripped Mortgage-Backed Securities. The Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Conversely, PO classes tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for SMBS may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time.

Government National Mortgage Association. Ginnie Mae is the principal governmental guarantor of mortgage-related securities. Ginnie Mae is a wholly owned corporation of the U.S. government within the Department of Housing and Urban Development. Securities issued by Ginnie Mae are treasury securities, which means the full faith and credit of the U.S. government backs them. Ginnie Mae guarantees the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages. Ginnie Mae does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund’s shares. To buy Ginnie Mae securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

Federal National Mortgage Association. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. Fannie Mae is regulated by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by Fannie Mae are agency securities, which means Fannie Mae, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation. Freddie Mac is stockholder-owned corporation established by the U.S. Congress to create a continuous flow of funds to mortgage lenders. Freddie Mac supplies lenders with the money to make mortgages and packages the mortgages into marketable securities. The system is designed to create a stable mortgage credit system and reduce the rates paid by homebuyers. Freddie Mac, not the U.S. government, guarantees timely payment of principal and interest.

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Commercial Banks, Savings and Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by Ginnie Mae, Fannie Mae and Freddie Mac because they are not guaranteed by a government agency.

Senior Loans and Bank Loans. Senior loans and bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent is often a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. A Fund can invest in a senior loan or bank loan either as a direct lender or through an assignment or participation.

When a Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, may enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain senior loans or bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by the Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When a Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, the Fund will generally have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, the Fund may be subject to greater delays, expenses and risks that those that would have been involved if the Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by the Adviser based on criteria approved by the Board.

The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. To the extent that extended settlement creates short-term liquidity needs, the Fund may satisfy these needs by holding additional cash or selling other investments (potentially at an inopportune time, which could result in losses to the Fund).

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Bank loans may not be considered “securities,” and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

The Adviser may from time to time have the opportunity to receive material, non-public information (“Confidential Information”) about the borrower, including financial information and related documentation regarding the borrower that is not publicly available. Pursuant to applicable policies and procedures, the Adviser may (but is not required to) seek to avoid receipt of Confidential Information from the borrower so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of a Fund and other clients to which such Confidential Information relates (e.g., publicly traded securities issued by the borrower). In such circumstances, the Fund (and other clients of the Adviser) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells a bank loan. Further, the Adviser’s ability to assess the desirability of proposed consents, waivers or amendments with respect to certain bank loans may be compromised if it is not privy to available Confidential Information. The Adviser may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If the Adviser intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell publicly traded securities to which such Confidential Information relates.

Repurchase Agreements. The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. The Funds may also enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

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Reverse Repurchase Agreements. Reverse repurchase agreements are transactions in which the Funds sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Funds.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

The Derivatives Rule (defined below) permits the Funds to enter into reverse repurchase agreements and similar financing transactions, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act. The Derivatives Rule permits the Funds to elect whether to treat a reverse repurchase agreement as a borrowing, subject to the asset coverage requirements of Section 18 of the 1940 Act, or as a derivatives transaction under the Derivatives Rule.

Securities of Other Investment Companies. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law, subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses.

Generally, the federal securities laws limit the extent to which the Funds can invest in securities of other investment companies, subject to certain exceptions. For example, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

The Funds may rely on Section 12(d)(1)(F) of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions, the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund. The Funds may also rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions specified in the Rule including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). In addition, the Funds may be able to rely on certain other rules under the 1940 Act to invest in shares of money market funds or other investment companies beyond the statutory limits noted above, but subject to certain conditions.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange-Traded Funds” above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

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Foreign Exchange Spot Transactions. The Funds may settle trades of holdings denominated in foreign currencies on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market. A foreign exchange spot transaction, also known as FX spot, is an agreement between two parties to buy one currency against selling another currency at an agreed price for settlement on the spot date. The exchange rate at which the transaction is done is called the spot exchange rate. Unlike forward foreign currency exchange contracts and foreign currency futures contracts, which involve trading a particular amount of a currency pair at a predetermined price at some point in the future, the underlying currencies in a spot FX are exchanged following the settlement date.

Derivatives. Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectus, the Funds may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Funds may also invest in derivatives with the goal of protecting themselves from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Funds to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Funds’ investment objectives and is legally permissible, the Funds may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Rule 18f-4 under the 1940 Act. Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) provides a comprehensive framework for the use of derivatives by registered investment companies. The Derivatives Rule permits a registered investment company, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Registered investment companies that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program (“DRMP”) and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”); and (iii) comply with new requirements related to Board and U.S. Securities and Exchange Commission (“SEC”) reporting. The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board and periodically reviews the DRMP and reports to the Board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a registered investment company that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule) (a “limited derivatives user”), provided that the registered investment company establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

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The requirements of the Derivatives Rule may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

CFTC Regulations. Pursuant to rules adopted under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), a Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

Consistent with the CFTC’s regulations, a notice of exclusion from the definition of the term CPO has been filed on the behalf of the Funds. Therefore, the Funds are not subject to registration or regulation as CPOs under the CEA. As a result, the Funds will be limited in their ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the Adviser’s ability to implement the Funds’ investment strategies and may adversely affect the Funds’ performance.

Types of Derivatives:

Futures. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as “contract markets”) approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the “delivery date”). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.” Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

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Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”) at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

▪	Purchasing Put and Call Options

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

▪	Allowing it to expire and losing its entire premium;

▪	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

▪	Closing it out in the secondary market at its current price.

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▪	Selling (Writing) Put and Call Options

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a fixed strike price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a fixed strike price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, the Fund may cancel an OTC option by entering into an offsetting transaction with the counterparty to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Funds are permitted to write only “covered” options. At the time of selling a call option, a Fund may cover the option by owning, among other things:

▪	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

▪	A call option on the same security or index with the same or lesser exercise price;

▪	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

▪	In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the option by, among other things:

▪	Entering into a short position in the underlying security;

▪	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price; or

▪	Maintaining the entire exercise price in liquid securities.

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▪	Options on Securities Indices

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

▪	Options on Credit Default Swaps

An option on a credit default swap (“CDS”) gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

▪	Options on Futures

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such a put option in order to hedge a long position in the underlying futures contract. A Fund may buy a call option on a futures contract for the same purpose as the actual purchase of a futures contract, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

▪	Options on Foreign Currencies

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Funds may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

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The Funds may use foreign currency options given the same circumstances under which they could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which a Fund’s securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, the Fund may purchase a put option on the foreign currency. If the value of the currency then declined, the Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if a Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, the Funds could sustain losses on transactions in foreign currency options.

▪	Combined Positions

The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts or swap agreements, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

▪	Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

▪	Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

▪	Do not require an initial margin deposit; and

▪	May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

Foreign Currency Hedging Strategies. A “settlement hedge” or “transaction hedge” is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

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A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund’s investment is denominated. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

A non-deliverable forward transaction is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Participation Notes (“P-Notes”). P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.

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In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Swap Agreements. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. The Funds will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify the Funds’ gains or losses.

▪	Equity Swaps

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

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▪	Total Return Swaps

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

▪	Interest Rate Swaps

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for-floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.

As with a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

▪	Currency Swaps

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the agreement and returned at the end of the agreement. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

▪	Inflation Swaps

Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the “breakeven inflation” rate and generally represents the current difference between treasury yields and Treasury Inflation Protected Securities yields of similar maturities at the initiation of the swap agreement. Inflation swaps are typically designated as “zero coupon,” where all cash flows are exchanged at maturity. The value of an inflation swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

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▪	Credit Default Swaps

A credit default swap is an agreement between a “buyer” and a “seller” for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by a Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the “par value”) of the swap.

A credit default swap index product (sometimes referred to as a “CDX index”) is an equally-weighted credit default swap index. The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade. These instruments are designed to track representative segments of the credit default swap market such as North American investment grade, high volatility investment grade, below investment grade, as well as emerging markets, and provide investors with exposure to specific “baskets” of issuers of bonds or loans. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.

▪	Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions. Derivatives may magnify the Funds’ gains or losses, causing them to make or lose substantially more than they invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

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Correlation of Prices. The Funds’ ability to hedge their securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the Adviser’s prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

▪	Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

▪	A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

▪	Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Funds’ foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds’ investments precisely over time.

Lack of Liquidity. Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

▪	Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

▪	Have to purchase or sell the instrument underlying the contract;

▪	Not be able to hedge its investments; and/or

▪	Not be able to realize profits or limit its losses.

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Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

▪	An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

▪	Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

▪	The facilities of the exchange may not be adequate to handle current trading volume;

▪	Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

▪	Investors may lose interest in a particular derivative or category of derivatives.

Management Risk. Successful use of derivatives by the Funds is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Volatility and Leverage. The Funds’ use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Funds will have the potential for greater gains, as well as the potential for greater losses, than if the Funds do not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

▪	Actual and anticipated changes in interest rates;

▪	Fiscal and monetary policies; and

▪	National and international political events.

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Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Government Regulation. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, granted significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The law and regulations may negatively impact the Funds by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Funds trade.

In addition, the SEC adopted the Derivatives Rule on October 28, 2020. Since its compliance date of August 19, 2022, the Derivatives Rule has replaced prior SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. See “Derivatives – Rule 18f-4 under the 1940 Act” above for additional information on the requirements imposed on registered funds by the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.

Illiquid Investments. Illiquid investments are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Because of their illiquid nature, illiquid investments must be priced at fair value as determined in good faith by the Adviser, subject to Board oversight. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to a Fund. Under the oversight of the Board, the Adviser determines the liquidity of a Fund’s investments. A Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

Securities Lending. A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). A Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent, but will bear all of any losses from the investment of collateral.

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By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Restricted Securities. The Funds may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Adviser.

Short Sales. The Funds may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

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When-Issued, Delayed-Delivery and Forward-Delivery Transactions. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. In a forward-delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. “Delayed-delivery” refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery, or forward-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Derivatives Rule permits a Fund to enter into when-issued or delayed delivery basis securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a when-issued or delayed delivery basis security entered into by a Fund does not satisfy those requirements, the Fund would need to comply with the Derivatives Rule with respect to its when issued or delayed delivery transactions, which are considered derivatives transactions under the Derivatives Rule. See “Derivatives – Rule 18f-4 under the 1940 Act” above.

Special Risks of Cyber Attacks. As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, the Funds’ distributor, custodian, or any other of the Funds’ intermediaries or service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. There can be no assurance that the Funds, the Funds’ service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future.

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General Market and Geopolitical Risk. Geopolitical events, such as war (including ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East ), terrorism, social unrest, government defaults, government shutdowns, economic uncertainty, sanctions or the threat of sanctions, trade disputes with key trading partners and the imposition of associated tariffs, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues such as pandemics and epidemics (including those caused by COVID-19), and/or systemic market dislocations (including due to events outside of such countries or regions) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Whether or not a Fund invests in securities of issuers located in countries impacted by such events, these and other events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental, which means that the Funds cannot change them without approval by the vote of a majority of the outstanding shares of the Funds. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

1.	Each Fund may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that a Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

3.	Each Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	Each Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The Funds’ investment objectives as well as the following investment limitations of each Fund are non-fundamental and may be changed by the Board without shareholder approval.

1.	Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent a Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

2.	Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

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The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.

Concentration. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions. For purposes of the Funds’ concentration policy, the Funds may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although the 1940 Act does provide allowances for certain borrowings. In addition, the Derivatives Rule permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of the Derivatives Rule.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Funds’ policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays).

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THE ADVISER

Investment Adviser

General. MetLife Investment Management, LLC, a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser’s principal place of business is located at One MetLife Way, Whippany, New Jersey 07981. The Adviser is a wholly owned subsidiary of MetLife, Inc., a publicly held company. As of September 30, 2025, MetLife Investment Management had approximately $633 billion in assets under management.

Advisory Agreement. The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the oversight of, and policies established by, the Board.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or, with respect to a Fund, by a majority of the outstanding voting securities of the Fund, or, by the Adviser, on not less than 30 days’ nor more than 60 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Opportunistic High Yield Fund	0.55%
Small Company Equity Fund	0.75%

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The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, class specific expenses (e.g., Distribution and/or Service (12b-1) Fees) other than Shareholder Servicing Fees incurred by the Fund under the Amended and Restated Shareholder Services Plan adopted by the Trust, research expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2027 (each, a “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

Fund	Contractual Expense Limit
Opportunistic High Yield Fund	0.75%
Small Company Equity Fund	0.98%

In addition, the Adviser may receive from a Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal period from February 28, 2025 to September 30, 2025, MetLife Investment Management LLC served as the Funds’ current investment adviser. Prior to February 28, 2025, Mesirow Financial Investment Management, Inc. (“MFIM”) served as the Opportunistic High Yield Fund’s investment adviser, and Mesirow Institutional Investment Management, Inc. (“MIIM”) served as the Small Company Equity Fund’s investment adviser (the “Predecessor Advisers”).

For the fiscal year ending September 30, 2025, the Funds paid the Adviser and Predecessor Advisers the following advisory fees.

Fund	Contractual Advisory Fees	Fees Waived by the Adviser	Total Fees Paid to the Adviser (After Waivers)
	2025	2025	2025
Opportunistic High Yield Fund	$817,729	$467,908	$349,821
Small Company Equity Fund	$127,798.00	$127,798[1]	$0

[1]	For the fiscal year ended September 30, 2025, the Adviser and Predecessor Advisers additionally reimbursed fees of $95,855 for the Small Company Equity Fund to maintain the stated expense cap under the adviser’s contractual expense limit with the Fund.

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For the fiscal years ended September 30, 2023 and 2024, the Opportunistic High Yield Fund paid MFIM the following advisory fees.

Fund	Contractual Advisory Fees		Fees Waived by MFIM[1]		Total Fees Paid to MFIM (After Waivers)
	2023	2024	2023	2024	2023	2024
Opportunistic High Yield Fund	$350,341	$631,469	$350,341	$383,283	$0	$248,186

[1]	For the fiscal year ended September 30, 2023, MFIM additionally reimbursed fees of $63,286 for the Opportunistic High Yield Fund to maintain the stated expense cap under MFIM’s contractual expense limit with the Fund.

For the fiscal years ended September 30, 2023 and 2024, the Small Company Equity Fund paid MIIM the following advisory fees.

Fund	Contractual Advisory Fees		Fees Waived by the Prior MIIM[1]		Total Fees Paid to MIIM (After Waivers)
	2023	2024	2023	2024	2023	2024
Small Company Equity Fund	$187,398	$215,050	$187,398	$215,050	$0	$0

[1]	For the fiscal year ended September 30, 2024, MIIM additionally reimbursed fees of $6,787 for the Small Company Equity Fund to maintain the stated expense cap under MIIM’s contractual expense limit with the Fund. For the fiscal year ended September 30, 2023, MIIM additionally reimbursed fees of $81,751 for the Small Company Equity Fund to maintain the stated expense cap under MIIM’s contractual expense limit with the Fund.

THE PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation. The Adviser is a wholly owned affiliate of MetLife, Inc. The compensation program is a combination of short and long term elements to compensate investment professionals, and non-investment professionals, based on the overall financial success of the firm. The compensation program is primarily comprised of three elements:

(i) Base Salary: Base salaries are generally reviewed annually and are based on market competitiveness.

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(ii) Short Term Awards: Individual awards in the form of an annual cash bonus are discretionary and non-formulaic based on firm as well as individual performance. Bonus compensation for senior investment professionals comprises a majority of their total compensation. This portion of compensation is determined subjectively based on qualitative and quantitative factors. Compensation is impacted by the performance of investments under management (i.e., delivering investment performance to clients consistent with portfolio objectives, guidelines and risk parameters) as well as an individual’s qualitative contributions to the organization.

(iii) Long Term Awards: Senior level employees are eligible to receive long term equity incentives. These create the motivation for strong individual and business performance over time and the opportunity for long-term alignment with shareholder return and employee retention.

An investment professional’s short and long term awards and the compensation is not tied to any pre-determined or specified level of investment performance.

Fund Shares Owned by Portfolio Managers. The Funds are required to show the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Dollar Range of Fund Shares Owned[1]
Robert Sydow	Over $1,000,000 (Opportunistic High Yield Fund)
Kevin Buckle, CFA	$500,001 - $1,000,000 (Opportunistic High Yield Fund)
James Lisko	$100,001 - $500,000 (Opportunistic High Yield Fund)
Leo Harmon, CFA, CAIA	$100,001 - $500,000 (Small Company Equity Fund)
John Nelson, CFA	$100,001 - $500,000 (Small Company Equity Fund)
Andrew Hadland, CFA	$50,001 - $100,000 (Small Company Equity Fund)

[1]	Valuation date is September 30, 2025.

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Other Accounts. In addition to the Funds, certain portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. Certain accounts identified in the table are managed on a team basis. The information below is provided as of September 30, 2025.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Robert Sydow	2	$967	2	$728	6	$1,079
Kevin Buckle, CFA	2	$967	2	$728	6	$1,079
James Lisko	2	$967	2	$728	6	$1,079
Leo Harmon, CFA, CAIA	0	$0	2	$64	27	$1, 319
John Nelson, CFA	0	$0	2	$64	27	$1, 319
Andrew Hadland, CFA	0	$0	2	$64	27	$1, 319

Conflicts of Interest. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. The Adviser has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions; however, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. The Adviser and/or its affiliates manage certain accounts subject to performance-based fees or may have proprietary investments in certain accounts. The side-by-side management of the Funds and these other accounts may raise potential conflicts of interest with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions. The performance of the Funds’ investments could be adversely affected by the manner in which the Adviser enters particular orders for all such accounts. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited supply and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

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The Adviser has adopted a policy to allocate investment opportunities in a fair and equitable manner among client accounts. Orders for the same security on the same day are generally aggregated consistent with the Adviser’s duty of best execution; however, purchases of fixed income securities cannot always be allocated pro rata across all client accounts with similar investment strategies and objectives. The Adviser will attempt to mitigate any potential unfairness using an objective methodology that in the good faith judgment of the Adviser permits a fair and equitable allocation over time.

The Adviser manages the Funds and other client accounts in accordance with their respective investment objectives and guidelines. As a result, the Adviser may give advice, and take action with respect to any current or future other client accounts that may be opposed to or conflict with the advice the Adviser may give to a Fund, or may involve a different timing or nature of action than with respect to that Fund. Where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increases the holding in such security. The results of the investment activities of a Fund may differ significantly from the results achieved by the Adviser for other client accounts.

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an amended and restated administration agreement, dated November 16, 2018, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

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The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Funds, subject to certain minimums. For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the following amounts for these services:

Fund	Administration Fees Paid
	2023	2024	2025
Opportunistic High Yield Fund	$115,001	$126,941	$148,527
Small Company Equity Fund	$115,001	$115,001	$112,799

THE DISTRIBUTOR

General. The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days’ written notice to the other party.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

Distribution Plan. The Trust has adopted a Distribution Plan with respect to the Investor Shares (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Funds. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Payments under the Distribution Plan. For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the Distributor the following fees pursuant to the Plan:

Fund	12b-1 Fees Paid			12b-1 Fees Retained by the Distributor
	2023	2024	2025	2023	2024	2025
Opportunistic High Yield Fund	$22,075	$52,845	$69,242	$2,097	$2,298	$1,548
Small Company Equity Fund	$2,969	$4,213	$3,163	$0	$0	$0

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Shareholder Servicing Plan. The Funds have adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds’ Institutional Shares and Investor Shares may be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and/or administrative services or similar non-distribution services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries; (iv) responding to inquiries from shareholders concerning their investment in the Funds; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Funds; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (ix) providing sub-accounting services; (x) processing dividend and capital gain payments from the Funds on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Funds may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.

Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

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Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

SS&C Global Investor & Distribution Solutions, Inc., 1055 Broadway, Kansas City, Missouri 64105 (the “Transfer Agent”), serves as the Funds’ transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the “Custodian”), acts as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Fund. The financial statements and notes thereto incorporated by reference for the Fund have been audited by Cohen & Company, Ltd., as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, served as the Fund’s independent registered public accounting firm for the fiscal years or periods ended on or before September 30, 2024.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 2222 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

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SECURITIES LENDING

The Funds did not engage in securities lending activities during the fiscal year ended September 30, 2025.

FINANCIAL INDUSTRY RELATIONSHIPS

SEI Investments, along with its subsidiaries and affiliates (including, but not limited to, the Administrator, the Distributor and SIMC) (collectively, “SEI”), provides a range of services to various financial market participants and has a broad network of relationships with financial services companies, including investment funds, asset managers, broker-dealers and other intermediaries, accounting firms, banks and transfer agents. Although SEI’s various business units largely operate independently of one another, their customers and relationships may, and often will, overlap. For example, a particular asset manager might be a sub-adviser to an investment fund that is managed primarily by SIMC, may sponsor a fund that is registered on the Advisors Inner Circle platform, and/or may manage a fund in which SEI Investments is an investor (with its own capital). From time to time, one SEI business unit may introduce or refer a third-party to another SEI business unit for additional potential services. These various relationships may give rise to actual or perceived conflicts of interest. However, understanding the duties and responsibilities that SEI owes its customers under law and under contract, SEI keeps such actual or perceived conflicts of interest front-of-mind on an ongoing basis and, where appropriate, works with the compliance function, as well as internal and external counsel, to identify and mitigate or eliminate such conflicts, including through appropriate disclosure to applicable governing boards.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

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The Trustees’ role in risk oversight begins before the inception of a fund, at which time certain of the fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser’s adherence to the funds’ investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds’ investments, including, for example, reports on the adviser’s use of derivatives in managing the funds, if any, as well as reports on the funds’ investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds’ financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

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The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds’ investment management and business affairs are carried out by or through the funds’ adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are six members of the Board, five of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Mr. Alshefski, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than two-thirds of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as Chairman, Mr. Alshefski, among other things: (i) presides over board meetings; (ii) oversees the development of agendas for Board meetings; (iii) facilitates communication between the Trustees and management; and (iv) has such other responsibilities as the Board determines from time to time.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustee
John G. Alshefski (Born: 1966)	Trustee (since 2025)[1]	SEI employee from 1992 to present. Senior Vice President and Head of SEI Investment Manager Services for Traditional Asset Managers, SEI Investments Company, Inc., from 2013 to 2025. Head of SEI Offshore Fund Servicing Business Line, SEI Investments Company, Inc., from 1996 to 2013. Fund Accounting Director, SEI Investments Company, from 1992 to 1996.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Symmetry Panoramic Trust.

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Independent Trustees
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman), Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited and FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

[1]	Mr. Alshefski may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Alshefski should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company and his knowledge of the financial services industry.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

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The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

The Trust has concluded that Ms. Maynard-Elliott should serve as Trustee because of the experience she gained in a variety of leadership roles at a leading industrial company, the experience she has gained as a board member of several prominent companies, and her legal and financial management expertise.

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and (ix) other audit related matters. Ms. Maynard-Elliott and Messrs. Hunt, Lemke, Nadel and Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as the Chair of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

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•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for “interested” Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Ms. Maynard-Elliott and Messrs. Hunt, Lemke, Nadel and Yanker currently serve as members of the Governance Committee. Ms. Maynard-Elliott serves as the Chair of the Governance Committee. The Governance Committee meets periodically, as necessary, and met two (2) times during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies)[1,2]
Interested Trustee
John G. Alshefski	None	None
Independent Trustees
Jon C. Hunt	None	None
Thomas P. Lemke	None	None
Nichelle Maynard-Elliott	None	None
Jay C. Nadel	None	None
Randall S. Yanker	None	None

[1]	Valuation date is December 31, 2025.

[2]	The Funds are the only funds in the family of investment companies.

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Board Compensation. The Trust paid the following fees to the Trustees during the Funds’ most recently completed fiscal year.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustee
John G. Alshefski[2]	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
Jon C. Hunt	$156,951	N/A	N/A	$156,951 for service on one (1) board
Thomas P. Lemke	$156,951	N/A	N/A	$156,951 for service on one (1) board
Nichelle Maynard-Elliott	$156,951	N/A	N/A	$156,951 for service on one (1) board
Jay C. Nadel	$156,951	N/A	N/A	$156,951 for service on one (1) board
Randall S. Yanker	$156,951	N/A	N/A	$156,951 for service on one (1) board

[1]	All funds in the Fund Complex are series of the Trust.

[2]	Mr. Alshefski was appointed to the Board on June 11, 2025.

Trust Officers. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years
Michael Beattie (Born: 1965)	President (since 2014)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.

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John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Eric C. Griffith (Born: 1969)	Vice President (since 2020) Secretary (since 2025)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

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Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Catholic Responsible Investments Funds since September 2022. Chief Compliance Officer of SEI Alternative Income Fund since May 2023. Chief Compliance Officer of Symmetry Panoramic Trust since December 2023. Chief Compliance Officer of Wilshire Private Assets Tender Fund from September 2022 to June 2024. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Marci M. Morgan (Born: 1971)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2025)	Director of Anti-Money Laundering Compliance at SEI Investments since May 2025. Director of Global Due Diligence at SEI Investments from October 2023 to May 2025. Vice President of Regulatory Management at BNY Mellon Investment Servicing (formerly PNC Global Investment Servicing) from December 2001 to January 2006 and from April 2010 to February 2023.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the “NYSE”) is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the NYSE is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

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The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Funds’ securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rules 2a-4 and 2a-5 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value by the Adviser in good faith, and subject to the oversight of the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by the Funds generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Funds generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Funds will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

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Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Funds calculate net asset value, the settlement price may not be available at the time at which each Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the financial instrument will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Use of Third-Party Independent Pricing Services. Pursuant to contracts with the Administrator, prices for most securities held by the Funds with readily available market quotations are provided by third-party independent pricing agents. The valuations for these securities are reviewed by the Administrator. In accordance with the Adviser’s Valuation Procedures, the Adviser may also use third-party independent pricing agents (reviewed and approved by the Adviser) to fair value certain securities without readily available market quotations (or where market quotations are unreliable).

Fair Value Procedures. Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Adviser and implemented through the Adviser’s Valuation Committee. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents, independent broker dealers and/or the Adviser’s own personnel (including investment personnel).

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value. When a security is valued in accordance with the Fair Value Procedures, the Adviser’s Valuation Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. In particular, it does not address investors subject to special rules, such as investors who hold shares through an individual retirement account (“IRA”), 401(k) or other tax-advantaged accounts. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

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The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company. Each Fund has elected and intends to qualify each year to be treated as a regulated investment company (a “RIC”) under the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If a Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of each Fund’s taxable year: (A) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that a Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends to the extent of a Fund’s current and accumulated earnings and profits, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

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A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as RICs.

Distributions to Shareholders. The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that a Fund receives from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT. Certain of the Funds’ investment strategies will limit their ability to distribute dividends eligible to be treated as qualified dividend income.

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Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders at a maximum rate of 20% regardless of how long you have held your shares in such Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Certain of the Funds’ investment strategies will limit their ability to distribute dividends eligible for the dividends received deduction for corporate shareholders.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.

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If a Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Funds (or their administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sales, Exchanges or Redemptions. Sales, exchanges and redemptions of Fund shares may be taxable transactions for federal and state income tax purposes. Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who holds Fund shares as a capital asset will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. If disallowed, the loss will be reflected in an upward adjustment to the tax basis of the shares acquired. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, a Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a Fund will use a default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. If your shares are held in a brokerage account, your broker may use a different method and you should contact your broker to determine which method it will use. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

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Net Investment Income Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of a Fund).

Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds and may require a Fund to sell securities at a time when the Adviser might not otherwise have chosen to do so to mitigate the effect of these rules to prevent disqualification of the Fund as a RIC.

Certain derivative investments by a Fund, such as exchange-traded products and over-the-counter derivatives, may not produce qualifying income for purposes of the “Qualifying Income Test” described above, which must be met in order for the Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. Each Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that it is adequately diversified under the Asset Test. A Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund’s determination of the Asset Test with respect to such derivatives. Failure of the Asset Test might also result from a determination by the IRS that financial instruments in which a Fund invests are not securities.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

With respect to investments in STRIPS, Treasury Receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

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Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

A Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original interest discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. As noted above, if a Fund invests in such securities it may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that generally derives less than 90% of its income from the qualifying income described in the Qualifying Income Test) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The Funds may invest in certain MLPs which may be treated as “qualified publicly traded partnerships.” Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Test, but a Fund’s investment in one or more of such qualified publicly traded partnerships is limited under the Asset Test to no more than 25% of the value of the Fund’s assets. The Funds will monitor their investments in such qualified publicly traded partnerships in order to ensure compliance with the Qualifying Income and Asset Tests. MLPs and other partnerships that the Funds may invest in will deliver Schedules K-1 to the Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that a Fund issues its tax reporting statements. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

“Qualified publicly traded partnership income” within the meaning of Section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. Qualified publicly traded partnership income is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. A “publicly traded partnership” for purposes of this deduction is not necessarily the same as a “qualified publicly traded partnership” as defined for the purpose of the immediately preceding paragraphs. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Code does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not. Unless later extended or made permanent, this 20% deduction will no longer be available for taxable years beginning after December 31, 2025.

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If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Certain Foreign Currency Tax Issues. A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

Foreign Taxes. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Funds’ stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of a Fund’s total assets at the close of their taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholder’s federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.

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A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

The Funds’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

Backup Withholding. A Fund will be required in certain cases to withhold at a 24% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien). Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Investors. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

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Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of combined orders.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

Fund	Aggregate Dollar Amount of Brokerage Commissions Paid
	2023	2024	2025
Opportunistic High Yield Fund	$3,229	$9,445	$1,400
Small Company Equity Fund	$53,109	$47,151	$32,171

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

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To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal period from October 1, 2024 to February 28, 2025, the Opportunistic High Yield Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to MFIM. For the fiscal period from March 1, 2025 to September 30, 2025, the Opportunistic High Yield Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to MetLife Investment Management LLC.

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For the fiscal period from October 1, 2024 to February 28, 2025, the Small Company Equity Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to MIIM:

Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
$12,974	$13,771,389

For the fiscal period from March 1, 2025 to September 30, 2025, the Small Company Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to MetLife Investment Management LLC.

Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
$9,764	$7,696,101

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds or the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

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For the fiscal years ended September 30, 2023, 2024 and 2025, the Opportunistic High Yield Fund did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Small Company Equity Fund did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) that each Fund held during its most recent fiscal year. During the fiscal year ended September 30, 2025, the Opportunistic High Yield Fund and Small Company Equity Fund did not hold any securities of their “regular brokers or dealers.”

Portfolio Turnover Rate. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the fiscal years ended September 30, 2024 and 2025, the Funds’ portfolio turnover rates were as follows:

Fund	Portfolio Turnover Rates
	2024	2025
Opportunistic High Yield Fund	100%	66%
Small Company Equity Fund	92%	90%

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PORTFOLIO HOLDINGS

The Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of the Funds’ shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Adviser, principal underwriter or any affiliated person of the Funds, on the other. Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “Authorized Person”) to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person, either directly or through reports by the Trust’s Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30 and September 30). Each Fund files with the SEC a complete schedule of investments following the first and third fiscal quarters as exhibits to Form N-PORT, and a complete schedule of investments following the second and fourth fiscal quarters on Form N-CSR.

Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are available, free of charge, on the SEC’s website at www.sec.gov. The Funds' complete schedules of investments are also posted to the Funds’ website at https://investments.metlife.com/mutual-fund-documents and are distributed to Fund shareholders upon request.

In addition to the quarterly portfolio holdings disclosure required by applicable law, each Fund will post its top ten portfolio holdings within ten calendar days of the end of each calendar quarter on the internet at https://investments.metlife.com/mutual-fund-documents. The Adviser may exclude any portion of a Fund’s portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Funds’ website generally will remain there until such information is included in a filing on Form N-PORT or Form N-CSR as described above.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to the Funds’ Adviser, Administrator, Custodian, Transfer Agent, financial printer, pricing vendors, liquidity analytics vendors, class action reclaim vendors, foreign tax reclaim vendors and other vendors that provide the Adviser with various middle office, back office, client reporting and portfolio analytics services in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Funds’ portfolios along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Funds’ policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose, is in the best interests of a Fund’s shareholders and that to the extent conflicts between the interests of a Fund’s shareholders and those of the Adviser, principal underwriter, or any affiliated person of the Funds exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust’s Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

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With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds’ policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and their affiliates or recipients of the Funds’ portfolio holdings information.

The Adviser may manage other accounts that are not subject to these policies and procedures with investment objectives and strategies that are substantially similar to those of a Fund. Because the portfolio holdings of such accounts may be substantially similar, and in some cases nearly identical, to those of a Fund, an investor in such an account may be able to infer the portfolio holdings of a Fund from the portfolio holdings of the account.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds’ shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust’s request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

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PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Funds’ complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 800-252-4993; (ii) by visiting https://investments.metlife.com/mutual-fund-documents; and (iii) on the SEC’s website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“Access Persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Funds, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

As of January 6, 2026, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers. Persons beneficially owning more than 25% of a Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund may have a significant impact on any shareholder vote of the Fund.

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MetLife Opportunistic High Yield Fund
Name and Address	Class of Shares	% of Class
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	Institutional	48.03%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	Institutional	17.45%
MITRA & CO FBO 98 C/O RELIANCE TRUST COMPANY WI MAILCODE BD1N ATTN MF 4900 W BROWN DEER RD MILWAUKEE WI 53223-2422	Institutional	13.37%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	Investor	50.93%

S-85

CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	Investor	41.77%
MetLife Small Company Equity Fund
Name and Address	Class of Shares	% of Class
METROPOLITAN LIFE INSURANCE CO 1 METLIFE WAY WHIPPANY NJ 07981-1449	Institutional	57.19%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	Institutional	22.46%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	Institutional	12.09%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	Investor	48.59%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	Investor	48.44%

S-86

APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-1

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.

P-2 Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.

P-3 Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

For variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

A-2

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

•	The nature and provisions of the financial obligation, and the promise S&P imputes; and

•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

A-3

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

* Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

A-4

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

A-5

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are forward looking opinions on the relative ability of an entity or obligation to meet financial commitments. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used as indications of the likelihood of repayment in accordance with the terms of the issuance.

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative grade categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its webpage.

Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an index).

Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

A-6

B Highly speculative. ‘B’ ratings indicate that material default risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial default risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of default risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of default risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-7

APPENDIX B

Contents

1	Introduction	3
	Purpose	3
	Scope	3
	Policy Ownership	3
	Exceptions and Escalation	3
2	Policy	4
	Overview	4
	Proxy Voting Committee	4
	Proxy Voting Service Vendor	5
	Overriding the Guidelines	6
	Votes Not Governed by Guidelines	7
	No Undue Influence	7
	Books and Records	7
3	Policy Governance	8

 2

Important note: always refer to the Investments Policy site for the most up-to-date version of this Policy

1       Introduction

Purpose

The purpose of this policy is to set forth how MetLife Investment Management, LLC (“MIM, LLC”) votes proxies.

MIM, LLC has established this proxy voting policy with respect to MIM, LLC client accounts (referred to as “client” in this policy) where MIM, LLC has been delegated discretionary proxy voting authority. It is MIM, LLC’s policy to vote client proxies (“proxies”) for the benefit of and in the best interests of its clients in accordance with its fiduciary duty, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and other applicable laws (including the fiduciary standards and responsibilities for ERISA accounts set out in ERISA regulation §2550.404a-11).

This policy does not apply where MIM, LLC has not been delegated proxy voting authority by a client (i.e., the client has retained the authority or designated someone other than MIM, LLC to vote proxies on its behalf). This policy is available to all clients upon request, with the understanding that it is subject to change at any time without notice.

Scope

MIM, LLC is responsible for managing (i) the investment portfolios of MetLife, Inc. subsidiaries (“MetLife Accounts”), and (ii) certain insurance company separate accounts and certain collective investment funds and unaffiliated managed account clients (“Client Accounts” and, together with the MetLife Accounts, the “Accounts”).

Policy Ownership

This Policy is owned by the Head of Investments Compliance and will be reviewed at least every other year.

Exceptions and Escalation

This Policy is to be adhered to in all circumstances. Where an exception scenario arises that contravenes this Policy it should be escalated for approval to Investments Compliance.

1 In accordance with ERISA regulation §2550.404a-1, MIM, LLC will carry out its proxy voting duties prudently and solely in the interests of the ERISA plan participants and beneficiaries for the exclusive purpose of providing benefits to such participants and beneficiaries and defraying the reasonable expenses of administering the plan.

 3

Important note: always refer to the Investments Policy site for the most up-to-date version of this Policy

2       Policy

Overview

MIM, LLC has adopted these policies and procedures based on the guiding principle that any proxy vote must be done in the best interest of the client and with the intent to maximize the economic value of a particular security. These procedures are designed to ensure that material conflicts of interest on the part of MIM, LLC or its affiliates do not affect voting decisions on behalf of clients. All MIM, LLC personnel who are involved in the voting of proxies are required to adhere to these policies and procedures.

Once a client has expressly delegated its proxy voting rights to MIM, LLC, MIM, LLC generally votes every proxy. However, MIM, LLC may abstain on any particular vote or otherwise withhold its vote on any matter if, in the judgment of MIM, LLC, the costs associated with voting a particular proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients.

MIM, LLC does not generally accept any subsequent direction on matters presented to shareholders for vote, regardless of whether such subsequent directions are from the client itself or a third party acting on behalf of the client. MIM, LLC views the delegation of discretionary voting authority as an “all-or-nothing” choice for its clients.

MIM, LLC has adopted proxy voting guidelines (the “Guidelines”) that set forth how MIM, LLC plans to vote on specific matters presented for shareholder vote. These Guidelines are periodically reviewed and updated by MIM, LLC’s Proxy Voting Committee (the “Proxy Committee”) and maintained by the Proxy Committee. The Guidelines are intended to address most material conflicts of interest. MIM, LLC, however, reserves the right to override the Guidelines (an “Override”) with respect to a particular shareholder vote when an Override is consistent with the guiding principle of seeking the maximization of economic value to clients, taking into consideration all relevant facts and circumstances at the time of the vote. MIM, LLC’s procedures for determining an Override are set forth herein. There are three (3) separate sets of guidelines that are utilized by MIM, LLC which clients may select from, (1) standard guidelines, (2) specialized guidelines for Taft-Hartley and other union related accounts, and (3) specialized guidelines for public entity accounts. The specialized guidelines are intended to be specific their particular concerns.

Absent any legal or regulatory requirement to the contrary, it is generally the policy of MIM, LLC to maintain the confidentiality of the particular votes that it casts on behalf of clients. MIM, LLC will furnish to a particular client details of how MIM, LLC has voted the securities in its account; clients can request this information by contacting MIM, LLC. MIM, LLC does not, however, generally disclose the results of voting decisions to third parties (other than those that may have participated in the voting process, as described below).

Proxy Voting Committee

Certain aspects of the administration of these proxy voting policies and procedures are governed by the Proxy Committee. The Proxy Committee may change its structure or composition from time to time, but at all times shall consist of at least one representative from MIM, LLC’s Index Strategies team, one member from Operations, one member from MIM, LLC’s Public Fixed Income team, one member from MIM, LLC’s Equity Management team, and one member from Investments Compliance. If other investment divisions of MIM, LLC have assets that require proxy voting, then such unit shall appoint at least one member from their respective investment team. MIM Legal serves as an adviser to the Proxy Committee, but is not a required attendee.

4

Important note: always refer to the Investments Policy site for the most up-to-date version of this Policy

A member of Investments Compliance is responsible for keeping records of the Proxy Committee’s meetings.

The Proxy Committee shall hold at least two regular meetings during each calendar year, at which the Proxy Committee reviews the proxy voting service provider, the Guidelines and proxy voting record data with respect to votes taken in accordance with these policies and procedures since the previous meeting. Information for the Proxy Committee meeting is submitted by the Index Strategies Team, the Equity Management Team, and Operations (on behalf of public fixed income).

The Proxy Committee shall also meet: whenever there is a recommendation that the Proxy Committee authorize an Override; in the event of a proxy vote where a material conflict of interest has been identified; or at such other times as the Proxy Committee may determine. Proxy Committee meetings may be held in person, via teleconference or through communication by email.

On all matters, the Proxy Committee makes its decisions by a vote of a majority of the members of the Proxy Committee present at the meeting. At any meeting of the Proxy Committee, a majority of the members of the Proxy Committee in attendance (whether in person or virtual) constitutes a quorum.

Proxy Voting Service Vendor

MIM, LLC has retained Institutional Shareholder Services (“ISS”) to vote proxies on MIM, LLC’s behalf. MIM, LLC also has adopted the ISS voting guidelines as the Guidelines set forth above. ISS prepares analyses of most matters submitted to a shareholder vote and also provides voting services to institutions such as MIM, LLC. ISS receives a daily electronic feed of all holdings in relevant MIM, LLC client voting accounts, and monitors the client accounts and their holdings to ensure that all proxies are received. MIM, LLC has directed ISS to vote proxies in accordance with the Guidelines approved by the Proxy Committee and shall monitor the voting of the proxies.

The Proxy Committee shall, no less than annually, review the services provided by ISS or any other proxy voting and recording service provider retained by MIM, LLC, to assess whether the proxy service provider is capable of making impartial proxy voting recommendations in the best interests of MIM, LLC’s clients.

In making such an assessment the review may consider:

•	The proxy service provider’s conflict management procedures and assessment of the effectiveness of the implementation of such procedures;

•	The proxy service provider’s Form ADV, if applicable, and other disclosure made by a proxy service provider regarding its products, services and methods of addressing conflicts of interest; and/or;

•	Inquiries to, and discussions with, representatives of a proxy service provider regarding its products, services and methods of addressing conflicts of interest.

No less than annually, MIM, LLC shall obtain from each proxy service provider a copy of its conflict management procedures and request that the proxy service provider provide an update of any material revision to such procedures.

MIM exercises additional prudence and diligence in the selection and monitoring of ISS by taking steps which include assessing the qualifications of ISS, the quality of services offered, and the reasonableness of fees charged in light of the services provided.

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Important note: always refer to the Investments Policy site for the most up-to-date version of this Policy

Overriding the Guidelines

MIM, LLC may Override the Guidelines when such an Override is consistent with this policy and the guiding principle of seeking the maximization of economic value to clients, taking into consideration all relevant facts and circumstances at the time of the vote, as further described below.

If any member of the Proxy Committee, or other individual within MIM, LLC, believes that MIM, LLC should vote in a manner inconsistent with the Guidelines, such person must notify MIM, LLC’s Chief Compliance Officer (“CCO”). The CCO will work with the Proxy Committee to make a determination as to whether the situation presents a material conflict of interest.

The term “conflict of interest,” for purposes of this Policy, refers to a situation in which MIM, LLC or its affiliates have a financial interest in the proxy matter, other than the obligation MIM, LLC incurs as investment adviser, which may compromise MIM, LLC’s freedom of judgment and action with respect to the voting of the proxy. The CCO, in consultation with MIM, LLC Legal, shall determine if there is a conflict of interest and whether or not it is material to the voting of a proxy.

No Material Conflict of Interest

If it is determined that there is no material conflict of interest, MIM, LLC will present the matter to the Proxy Committee for a vote. If the Proxy Committee approves the Override, the appropriate member of MIM, LLC will instruct ISS to vote accordingly prior to the voting deadline. MIM, LLC will retain records of documents material to any such determination and the voting of any such proxy.

Material Conflict of Interest

If, it is determined that there is a material conflict of interest with respect to the relevant shareholder vote, a special meeting of the Proxy Committee will be required to override the guidelines. As part of its deliberations, the Proxy Committee will consider, as applicable, the following:

•	a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;

•	data regarding client holdings in the relevant issuer;

•	pertinent information related to a material conflict of interest, together with all relevant materials;

•	the vote indicated by the Guidelines, together with any relevant information provided by ISS; and

•	the rationale for the request for an Override, together with all relevant information.

After review, the Proxy Committee will arrive at a decision based on the guiding principle of seeking the maximization of the economic value of clients’ holdings. The Proxy Committee may vote to authorize an Override with respect to such a vote notwithstanding the presence of a material conflict of interest only if the Proxy Committee determines that such an Override would be in the best interests of clients. Whether or not the committee authorizes an Override, the Proxy Committee’s deliberations and decisions will be appropriately documented and such records will be maintained by the group responsible for keeping records of the Proxy Committee’s meetings.

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Important note: always refer to the Investments Policy site for the most up-to-date version of this Policy

Votes Not Governed by Guidelines

In the event that there is a matter presented for a proxy vote that is not governed by the Guidelines, the Proxy Committee will follow a process similar to that set forth above in determining how to vote the proxy. In the event of a conflict of interest, the Proxy Committee also will follow a process similar to that set forth above. In such a scenario, the relevant portfolio management team will make a recommendation to the Proxy Committee as to how such proxy should be voted, based on the portfolio management team’s assessment of the particular matter(s) at issue and what they believe to be in the best interest of the client, with the intent to maximize the economic value of the particular security. Under normal circumstances, the Proxy Committee shall approve the portfolio management team’s recommendation, and a member of MIM, LLC will instruct ISS to vote in accordance with the recommendation. In the event that MIM, LLC Legal determines that there is a material conflict of interest with respect to the relevant shareholder vote, a special meeting of the Proxy Committee will be required to arrive at a voting decision, following the applicable considerations and documentation requirements set forth in the “Material Conflict of Interest” section above.

No Undue Influence

If at any time any MIM, LLC associate is pressured or lobbied with respect to overriding the Guidelines for a particular shareholder vote, such person should provide information regarding such activity to the CCO who will notify Investments Legal and the Proxy Committee and maintain a record of this information. The Proxy Committee will consider this information in evaluating any proposed Override with respect to such a vote.

Books and Records

MIM, LLC maintains records of all proxies voted in accordance with Section 204-2 of the Advisers Act. MIM, LLC may delegate this responsibility to ISS or any other proxy voting and recording service provider retained by MIM, LLC. As required and permitted by Rule 204-2(c) under the Advisers Act, the following records are maintained:

•	a copy of this policy;

•	proxy statements received regarding client securities;

•	a record of each vote cast, and such records are accessible to MIM, LLC;

•	a copy of any document created by MIM, LLC that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

•	each written client request for proxy voting records and MIM, LLC’s written response to any (written or oral) client request for such records.

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Important note: always refer to the Investments Policy site for the most up-to-date version of this Policy

3       Policy Governance

This Policy is governed by the MIM Policy Working Group and will be reviewed, updated, and approved accordingly.

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Important note: always refer to the Investments Policy site for the most up-to-date version of this Policy

PROSPECTUS

January 28, 2026

Nicholas Partners Small Cap Growth Fund

Retail Shares: NPSYX

Institutional Shares: NPSGX

The Advisors’ Inner Circle Fund III

Investment Adviser:

NICHOLAS INVESTMENT PARTNERS, L.P.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

Retail Shares of the Fund are currently not available for purchase.

Nicholas Partners Small Cap Growth Fund

Investment Objective

The Nicholas Partners Small Cap Growth Fund (the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retail Shares	Institutional Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.31%	0.31%
Shareholder Servicing Fee	0.02%	0.02%
Other Operating Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses	1.31%	1.06%
Less Fee Reductions and/or Expense Reimbursements[1]	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.24%	0.99%

[1]

Nicholas Investment Partners, L.P. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, research expenses paid by the Fund through a research payment account authorized by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.99% of the average daily net assets of each of the Fund’s share classes until January 31, 2027 (the “expense cap”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Shares	$126	$408	$711	$1,573
Institutional Shares	$101	$330	$578	$1,288

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund considers small-capitalization companies to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2000 Growth Index at the time of purchase. While the market capitalization range of the Russell 2000 Growth Index changes throughout the year, as of September

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30, 2025, the market capitalization range of the index was between approximately $9 million and $25.2 billion.

The Fund primarily invests in common stocks, including initial public offerings (“IPOs”), but may also invest in convertible securities, real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”) and American Depositary Receipts (“ADRs”), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S., including emerging market, companies. The Fund may, from time to time, focus its investments in one or more sectors.

In selecting investments to buy for the Fund, the Adviser uses a disciplined investment process that combines quantitative research tools with traditional fundamental research to seek to identify, and make timely investments in, dynamically growing companies (i.e. companies that are undergoing positive changes and have sustainable business fundamentals that enable the companies to finance their growth and manage such changes advantageously, and are poised to exceed market expectations). Such companies typically have the following characteristics: revenue and/or earnings acceleration, upward earnings revisions, a well-executed business plan, favorable competitive positioning, increasing market share, and a proven management team. The Adviser may sell a security for a variety of reasons, including if there is a change in the company’s fundamentals, there is an unexplainable deterioration in the security’s trading market, the market capitalization of the company exceeds twice the market capitalization of the company in the Russell 2000 Growth Index with the largest market capitalization, or the Adviser identifies a more attractive investment opportunity.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

Principal Risks of Investing in the Fund

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market

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risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Equity Market Risk — The Fund invests in equity securities and is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small Capitalization Companies Risk — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Growth Style Risk — The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of

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the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

IPO Risk — The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Emerging market countries are countries that major international financial institutions, such as the International Monetary Fund or the World Bank, generally consider to be less economically mature than developed nations. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including,

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among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

ETFs Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Management Risk — The risk that the Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in

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particular, short-term gains) realized by the Fund. Shareholders may be required to pay tax on such capital gains.

Performance Information

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Retail Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Retail Shares is not presented. Retail Shares would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Retail Shares are higher than the expenses of Institutional Shares, in which case the returns for Retail Shares would be lower than those of Institutional Shares.

Updated performance information is available on the Fund’s website at www.nicfunds.com or by calling toll-free to 1-833-810-7345.

BEST QUARTER	WORST QUARTER
42.03%	(22.84)%
6/30/2020	6/30/2022

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Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad based index and an additional index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Nicholas Partners Small Cap Growth Fund	1 Year	5 Years	Since Inception (1/16/19)
Fund Returns Before Taxes
Institutional Shares	17.83%	4.84%	15.25%
Fund Returns After Taxes on Distributions
Institutional Shares	16.60%	3.62%	13.54%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	11.40%	3.38%	12.15%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	15.94%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.01%	3.18%	9.44%

Investment Adviser

Nicholas Investment Partners, L.P.

Portfolio Managers

Catherine Nicholas, Managing Partner, Chief Investment Officer and Lead Portfolio Manager, has managed the Fund since its inception in 2019.

John Wylie, Partner and Portfolio Manager, has managed the Fund since its inception in 2019.

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Purchase and Sale of Fund Shares

You may generally purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business.

	Retail Shares	Institutional Shares
Minimum Initial Investment	$2,000 – Standard Accounts $1,000 – Traditional and Roth IRAs $250 – Accounts with Systematic Investment Plans	$5,000
Subsequent Minimum Investment	$250 – All Accounts	$2,500

Although not limited to the list below, the Adviser may waive or reduce the initial or subsequent minimum investment amounts for Institutional Shares in any of following circumstances:

●	Non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee- based investment advisors, certain wrap accounts, and certain retirement plans;

●	Retirement, defined benefit and pension plans with plan assets of at least $5 million;

●	Bank or Trust companies investing for their own accounts or acting in a fiduciary or similar capacity;

●	Institutional clients of the Adviser;

●	Service Providers to the Adviser;

●	Trustees and officers of the Trust; and

●

Employees of the Adviser and its affiliates, and their immediate families (i.e. parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild, and Uniform Gift, or Transfer to Minors Act accounts naming qualifying persons).

In addition, the Adviser may permit certain financial intermediaries to aggregate customer accounts to accumulate the requisite $5,000 initial investment minimum.

Retail Shares of the Fund are currently not available for purchase.

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If you own your shares directly, you may redeem your shares by contacting the Fund directly by mail at: Nicholas Partners Small Cap Growth Fund, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Nicholas Partners Small Cap Growth Fund, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219009, Kansas City, MO 64105-1307) or telephone at 1-833-810-7345.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Fund.

Tax Information

The Fund intends to make distributions that may be taxed as qualified dividend income, ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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More Information about the Fund’s Investment Objective and Strategies

The investment objective of the Fund is to seek long-term capital appreciation. The investment objective of the Fund is not a fundamental policy and may be changed by the Board without shareholder approval.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. The Fund will only do so if the Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

This prospectus describes the Fund’s principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (the “SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

More Information about Risk

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

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The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, geopolitical (including war and armed conflict), regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

Equity Market Risk — The Fund invests in equity securities and is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events,

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as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility.

Small Capitalization Companies Risk — The risk that small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Growth Style Risk — The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

IPO Risk — The Fund may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

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When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

REITs Risk — U.S. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

Foreign Investment/Emerging Markets Risk — The Fund may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique

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to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Depositary Receipts Risk — Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including ADRs, are subject to many of the risks associated with investing directly in foreign securities, which are further described elsewhere in this section.

ETFs Risk — The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (“NAV”) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF

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to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Convertible Securities Risk — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price)

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established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.

Currency Risk — Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country.

Management Risk — Management risk describes the Fund’s ability to meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The value of an investment in the Fund is subject to the effectiveness of the Adviser’s research, analysis, and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, an investment in the Fund could be diminished or even lost.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Information about Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI. Within 30 days of the end of each quarter end month, March, June, September and December, the Fund will post both its top ten and complete portfolio holdings on the internet at www.nicfunds.com. This information will generally remain available until such information is included in a filing with the SEC. The Adviser may exclude any portion of the Fund’s portfolio holdings from such publication when deemed in the best interest of the Fund.

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Management of the Fund

The Adviser

Nicholas Investment Partners, L.P., a Delaware limited partnership founded in 2006, serves as the investment adviser to the Fund. The Adviser’s principal place of business is located at 12520 High Bluff Drive, Ste. 390, San Diego, CA 92130. As of December 31, 2025, the Adviser had approximately $1.3 billion in assets under management and approximately $728 million in US small-cap growth assets, with the Fund accounting for $142.9 million of the US small-cap growth assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. The Board oversees the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

In addition to advisory fees, the Fund incurs other expenses such as custodian, transfer agency, administrative and other customary Fund expenses.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, research expenses paid by the Fund through a research payment account authorized by the Board, other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.99% of the average daily net assets of each of the Fund’s share classes until January 31, 2027 (the “expense cap”). This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment

18

if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal year ended September 30, 2025, the Fund paid 0.68% of its average daily net assets (after fee waivers) in advisory fees to the Adviser.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement will be available in reports filed on Form N-CSR, which will cover the period from October 1, 2025 to March 31, 2026.

Portfolio Managers

Catherine Nicholas, Managing Partner and Chief Investment Officer, serves as Lead Portfolio Manager of the Fund. Prior to co-founding the Adviser in 2006, Ms. Nicholas served as the Global Chief Investment Officer of Nicholas-Applegate Capital Management (“NACM”) from 1997 until the firm’s sale to Allianz in 2001. After NACM’s sale, Ms. Nicholas served on the NACM Executive Committee and the Allianz Dresdner Asset Management US Equity Committee for two years. Ms. Nicholas joined NACM in 1987 as an analyst and was promoted to lead Portfolio Manager of US Small Cap and Micro Cap Growth, which she managed for ten years. Ms. Nicholas concurrently served for six years as head of US Equity and helped develop NACM’s global investment platform in developed international and emerging markets. Prior to joining NACM, Ms. Nicholas was Vice President at Professional Asset Securities and served as a research analyst at Pacific Century Advisors. Ms. Nicholas earned a B.S. in Business Administration, cum laude, and an M.B.A. in Finance from the University of Southern California. Ms. Nicholas has over 40 years of investment experience.

John Wylie, Partner, serves as Portfolio Manager of the Fund. Prior to joining the Adviser in 2007, Mr. Wylie co-founded CapitalWorks Investment Partners in 1998 where he served as Co-Chief Investment Officer and lead portfolio manager for Convertible Arbitrage and Micro Cap. Prior to 1998, Mr. Wylie was President of Nicholas-Applegate Securities Mutual Funds and Chief Investment Officer of their Investor Services Group. Previously, he was the lead Portfolio Manager of the Growth and Income team at NACM. Before joining NACM in 1987, he worked with Metropolitan Life Insurance Company for six years. Mr. Wylie earned a B.A. in American Studies,

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cum laude, from Amherst College. Mr. Wylie has over 40 years of investment experience.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Related Performance Data of the Adviser

The following tables give the related performance of fully discretionary separate accounts (each, an “Account”), referred to as a “Composite,” managed by the Adviser that have investment objectives, policies and strategies substantially similar to those of the Fund. The data does not represent the performance of the Fund. Performance is historical and does not represent the future performance of the Fund or of the Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. If the performance was calculated in accordance with U.S. Securities and Exchange Commission (“SEC”) standardized performance methodology, the performance results may have been different. The Adviser has calculated the Composite performance consistent with Global Investment Performance Standards (“GIPS®”) policies for composite construction. The Adviser’s policies on calculating performance and preparing GIPS® compliant performance presentations are available upon request.

The Composite returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Investment transactions are accounted for on a trade date basis. “Net of fees” returns reflect the deduction of foreign withholding taxes and all fees and expenses, including investment management fees, brokerage commissions and execution costs, paid by the Accounts included in the Composite, without taking into account federal or state income taxes, while “gross of fees” returns do not reflect the deduction of investment management fees. All fees and expenses related to the Adviser’s management of the Accounts were included in the calculations. “Net of fees” returns are calculated using an investment management fee of 1.00%, which is the highest stated investment management fee for the Composite strategy during the Composite performance period.

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Because of variation in fee levels, the Composite returns may not be reflective of performance in any one particular Account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The Fund’s fees and expenses are generally expected to be higher than those of the Composite. If the Fund’s fees and expenses had been imposed on the Composite, the performance shown below would have been different. The Accounts are also not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the Accounts were subject to the same federal securities and tax laws as the Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The performance data shown below should not be considered a substitute for the Fund’s own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE FOLLOWING DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND.

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Performance Information for the Adviser’s Substantially Similar Strategy Composite1

Calendar Year Total Pre-Tax Returns
Year	Total Pre-Tax Return (Net of Fees)	Total Pre-Tax Return (Gross of Fees)	Russell 2000 Growth Index[2]
2025	17.81%	18.99%	13.01%
2024	19.60%	20.81%	15.15%
2023	20.24%	21.44%	18.66%
2022	-31.96%	-31.27%	-26.36%
2021	10.05%	11.15%	2.83%
2020	68.62%	70.31%	34.63%
2019	36.74%	38.11%	28.48%
2018	-10.55%	-9.65%	-9.31%
2017	26.11%	27.38%	22.17%
2016	2.50%	3.53%	11.32%
2015	-2.52%	-1.54%	-1.38%
2014	-0.83%	0.17%	5.60%
2013	57.41%	59.00%	43.30%
2012	12.78%	13.90%	14.59%
2011	-8.77%	-7.85%	-2.91%
2010	41.87%	43.25%	29.09%
2009	48.73%	50.21%	34.47%
2008	-49.06%	-48.52%	-38.54%

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Average Annual Total Pre-Tax Returns (as of 12/31/2025)
Time Period	Composite Returns (Net of Fees)	Composite Returns (Gross of Fees)	Russell 2000 Growth Index[2]
1 Year	17.81%	18.99%	13.01%
5 Years	4.87%	5.92%	3.18%
10 Years	12.95%	14.01%	9.57%
Since Inception[3]	9.92%	10.93%	8.23%

[1]

The Composite performance information is calculated in and expressed in United States dollars. Accounts are included in the Composite from the first full month of management and removed after the last full month of management. Effective June 1, 2012, an Account with a significant cash flow that temporarily prevents the Adviser from implementing the Composite strategy for the Account (defined as a single cash flow exceeding 25% of the Account’s assets at the beginning of the month) is removed from the Composite for the month of the cash flow. All periods greater than 1-year are annualized.

[2]

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, NYSE Alternext US (formerly known as “AMEX”) and Nasdaq.

[3]	The inception date of the Composite is July 1, 2007.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Retail Shares and Institutional Shares of the Fund.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see “Taxes.”

How to Choose a Share Class

The Fund offers two classes of shares to investors, Retail Shares and Institutional Shares. Each share class has its own investment minimums, cost structure and other features. The following summarizes the primary features of Retail Shares and Institutional Shares. Contact your financial intermediary or the Fund for more information about the Fund’s share classes and how to choose between them.

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Retail Shares of the Fund are currently not available for purchase.

	Retail Shares	Institutional Shares
Fees	12b-1 fee of 0.25% Shareholder servicing fee of up to 0.10%	Shareholder servicing fee of up to 0.10%
Minimum Initial Investment	$2,000 – Standard Accounts $1,000 – Traditional and Roth IRAs $250 – Accounts with Systematic Investment Plans	$5,000
Subsequent Minimum Investment	$250 – All Accounts	$2,500

Retail Shares and Institutional Shares are offered to investors who purchase shares directly from the Fund or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which classes of shares of the Fund are available through the intermediary.

The Fund reserves the right to change the criteria for eligible investors and accept investments of smaller amounts in its sole discretion.

How to Purchase Fund Shares

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-833-810-7345.

All investments must be made by check, wire or Automated Clearing House (“ACH”). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

The Fund reserves the right to reject any specific purchase order, for any reason. The Fund is not intended for short-term trading by

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shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on short-term trading, see “Excessive Trading Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

By Mail

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

Regular Mail Address

Nicholas Partners Small Cap Growth Fund
P.O. Box 219009
Kansas City, MO 64121-9009

Express Mail Address

Nicholas Partners Small Cap Growth Fund
c/o SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219009,
Kansas City, MO 64105-1307

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund’s Transfer Agent receives and accepts the order in good order at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Wire

To open an account by wire, call 1-833-810-7345 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class, and your account number). The share price used to fill

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the purchase order is the next price calculated by the Fund after the Fund’s Transfer Agent receives and accepts the wire in good order.

Wiring Instructions

UMB Bank, N.A.
ABA # 101000695
Nicholas Partners Small Cap Growth Fund
DDA # 9872013085
Ref: Fund name/share class/account number/account name

Purchases In-Kind

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the valuation procedures used by the Fund. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such transactions will be valued in accordance with the valuation procedures used by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

Minimum Purchases

	Retail Shares	Institutional Shares
Minimum Initial Investment	$2,000 – Standard Accounts $1,000 – Traditional and Roth IRAs $250 – Accounts with Systematic Investment Plans	$5,000
Subsequent Minimum Investment	$250 – All Accounts	$2,500

Although not limited to the list below, the Adviser may waive or reduce the initial or subsequent minimum investment amounts for Institutional Shares in any of following circumstances:

●	Non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee- based investment advisors, certain wrap accounts, and certain retirement plans;

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●	Retirement, defined benefit and pension plans with plan assets of at least $5 million;

●	Bank or Trust companies investing for their own accounts or acting in a fiduciary or similar capacity;

●	Institutional clients of the Adviser;

●	Service Providers to the Adviser;

●	Trustees and officers of the Trust; and

●

Employees of the Adviser and its affiliates, and their immediate families (i.e. parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild, and Uniform Gift, or Transfer to Minors Act accounts naming qualifying persons).

In addition, the Adviser may permit certain financial intermediaries to aggregate customer accounts to accumulate the requisite $5,000 initial investment minimum.

By Systematic Investment Plan (via ACH) (Retail Shares Only)

You may not open an account via ACH. However, once you have established a direct account with the Fund, you can set up an automatic investment plan via ACH by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $250 for Retail Shares. To cancel or change a plan, contact the Fund by mail at: Nicholas Partners Small Cap Growth Fund, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Nicholas Partners Small Cap Growth Fund, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219009, Kansas City, MO 64105-1307). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

Fund Codes

The Fund’s reference information, which is listed below, will be helpful to you when you contact the Fund to purchase shares, check daily NAV, or obtain additional information.

Fund Name	Share Class	Ticker Symbol	CUSIP	Fund Code
Nicholas Partners	Retail Shares	NPSYX	00774Q 734	2779
Small Cap Growth Fund	Institutional Shares	NPSGX	00774Q 726	2778

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General Information

You may purchase shares on any day that the NYSE is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

The Fund’s price per share will be the NAV per share next determined after the Fund or an authorized institution (defined below) receives and accepts your purchase order in good order. “Good order” means that the Fund was provided with a complete and signed account application, including the investor’s social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds. Purchase orders that are not in good order cannot be accepted and processed even if money to purchase shares has been submitted by wire, check or ACH.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, the Fund or an authorized institution must receive and accept your purchase order in good order before the close of normal trading on the NYSE. If your purchase order is not received and accepted in good order before the close of normal trading on the NYSE, you will receive the NAV calculated on the subsequent Business Day on which your order is received and accepted in good order. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of the Fund’s assets may change on days when you are unable to purchase or redeem shares.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale

28

requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

How the Fund Calculates NAV

The NAV of a class of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of shares outstanding of the class.

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In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, securities are valued at fair value. The Board has designated the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. The Adviser has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Adviser makes fair value determinations. The Adviser’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. The respective prospectuses for the open-end investment companies in which the Fund invests explain the circumstances in which those investment companies will use fair value pricing and the effect of fair value pricing.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-833-810-7345.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address

30

of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that the Fund must be provided with the original guarantee. Signature guarantees are for the protection of Fund shareholders. Before granting a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Fund participates in the Paperless Legal Program (the “Program”), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-833-810-7345 for more information.

The sale price of each share will be the NAV next determined after the Fund (or an authorized institution) receives and accepts your request in good order.

By Mail

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

●	The Fund name;

●	The share class;

●	The account number;

●	The dollar amount or number of shares you wish to redeem;

●	The account name(s); and

●	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

Regular Mail Address

Nicholas Partners Small Cap Growth Fund
P.O. Box 219009
Kansas City, MO 64121-9009

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Express Mail Address

Nicholas Partners Small Cap Growth Fund
c/o SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219009,
Kansas City, MO 64105-1307

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund’s transfer agent receives and accepts the order in good order at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Telephone

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call 1-833-810-7345 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you, or send them to your bank via wire or ACH.

By Systematic Withdrawal Plan (via ACH) (Retail Shares Only)

If you have a direct account with the Fund, you may transfer as little as $100 per month for Retail Shares from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). The minimum balance requirements may be modified by the Fund in its sole discretion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

Receiving Your Money

Normally, the Fund will send your sale proceeds within one Business Day after it receives your redemption request. The Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check

32

has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

The Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund’s remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Involuntary Redemptions of Your Shares

If your account balance drops below $500 for Retail Shares or $2,500 for Institutional Shares because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares. The Fund reserves the right to waive the minimum account value requirement in its sole discretion. If your Fund shares are redeemed for this reason within 30 calendar days of their purchase, the redemption fee will not be applied.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

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Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Share Class Conversions

At no charge, you or your financial intermediary may convert one class of shares of the Fund directly to another class of shares of the Fund, subject to the eligibility requirements and the fees and expenses of the share class of the Fund you convert into. A conversion between share classes of the Fund is not a taxable event.

You may only convert shares between accounts with identical registrations (i.e., the same names and addresses). If you purchase shares through a financial intermediary, you may only convert into a share class which your financial intermediary sells or services. Your financial intermediary can tell you which share classes are available through the intermediary.

Payments to Financial Intermediaries

The Fund and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Fund and/or its shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for Retail Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid

34

out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Retail Shares of the Fund is 0.25%.

Shareholder Servicing Plan

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Retail Shares and Institutional Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its

35

affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund may invest in small-cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of securities.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Fund’s service providers may consider the trading history of

36

accounts under common ownership or control. The Fund’s policies and procedures include:

●

A redemption fee of 2.00% of the value of shares sold will be imposed on Fund shares redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fee”).

●

The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Fund’s shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”),

37

any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Redemption Fee

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 30 days. The redemption fee is deducted from the Fund’s sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from the Fund or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and systems limitations, intermediaries’ methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund’s. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary’s customers.

The Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the

38

Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic withdrawals; and (v) retirement loans and withdrawals.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Subject to the Fund’s right to reject purchases as described in this prospectus, upon receipt of your application in good order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will

39

be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property.

40

A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder’s financial intermediary (if shares are not held directly with the Fund).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-833-810-7345.

Dividends and Distributions

The Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below is a summary of certain important U.S. federal income tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local

41

taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether you receive them in cash or you reinvest them in additional shares of the Fund. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions reported by the Fund as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals of 20% (lower rates apply to individuals in lower tax brackets). Once a year the Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. Assuming a shareholder holds Fund shares as a capital asset, the gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale of shares of the Fund).

The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross

42

proceeds from the sale of Fund shares, the Fund is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Fund will use the average cost basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

The Fund may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. If more than 50% of the total assets of the Fund consists of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The Fund may invest in U.S. REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “Section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments

43

with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible, but is not required to do so.

U.S. REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

More information about taxes is in the SAI.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group

44

of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Financial Highlights

The table that follows presents performance information about Institutional Shares of the Fund. This information is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm of the Fund. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the Fund’s Form N-CSR filing for the fiscal year ending September 30, 2025, and are available upon request by calling the Fund at 1-833-810-7345.

Because Retail Shares of the Fund had not commenced operations during the fiscal year ended September 30, 2025, financial highlights are not available.

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Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year
Institutional Shares	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Year	$16.42	$12.33	$11.61	$20.61	$15.50
Income (Loss) from Operations:
Net Investment Loss(1)	(0.07)	(0.03)	(0.06)	(0.02)	(0.13)
Net Realized and Unrealized Gain (Loss)	2.28	4.12	0.78	(5.38)	7.02
Total from Operations	2.21	4.09	0.72	(5.40)	6.89
Dividends and Distributions:
Net Investment Income	(0.13)	—	—	—	—
Net Realized Gain	(0.47)	—	—	(3.60)	(1.78)
Total Dividends and Distributions	(0.60)	—	—	(3.60)	(1.78)
Redemption Fees	— (2)	—	—	—	—
Net Asset Value, End of Year	$18.03	$16.42	$12.33	$11.61	$20.61
Total Return*	13.96%	33.17%	6.20%	(31.19)%	45.93%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$133,160	$125,717	$90,319	$86,788	$116,957
Ratio of Expenses to Average Net Assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.06%	1.08%	1.15%	1.07%	1.03%
Ratio of Net Investment Loss to Average Net Assets	(0.41)%	(0.23)%	(0.49)%	(0.11)%	(0.66)%
Portfolio Turnover Rate	147%	138%	106%	134%	104%

(1)	Per share calculations were performed using average shares for the period.

(2)	Redemption fee. Amount represents less than $0.01 per share. See Note 2.

*

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

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The Advisors’ Inner Circle Fund III

Nicholas Partners Small Cap Growth Fund

Investment Adviser
Nicholas Investment Partners, L.P.
12520 High Bluff Drive, Ste. 390
San Diego, CA 92130

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January 28, 2026, as it may be amended from time to time, includes detailed information about the Nicholas Partners Small Cap Growth Fund and The Advisors’ Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To Obtain an SAI, Annual or Semi-Annual Report, Fund Financial Statements, or More Information:

By Telephone:	1-833-810-7345
By Mail:	Nicholas Partners Small Cap Growth Fund P.O. Box 219009 Kansas City, MO 64121-9009
By Internet:	www.nicfunds.com

From the SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, Fund Financial Statements as well as other information about The Advisors’ Inner Circle Fund III, from the EDGAR Database on the SEC’s website at: https://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22920.

NIC-PS-001-0800

STATEMENT OF ADDITIONAL INFORMATION

NICHOLAS PARTNERS SMALL CAP GROWTH FUND

Retail Shares: NPSYX

Institutional Shares: NPSGX

a series of

THE ADVISORS’ INNER CIRCLE FUND III

January 28, 2026

Investment Adviser:

NICHOLAS INVESTMENT PARTNERS, L.P.

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors’ Inner Circle Fund III (the “Trust”) and the Nicholas Partners Small Cap Growth Fund (the “Fund”). This SAI is incorporated by reference into and should be read in conjunction with the Fund’s prospectus, dated January 28, 2026, as it may be amended from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. The Fund's audited financial statements dated September 30, 2025, including notes thereto and the report of the Fund’s independent registered public accounting firm thereon are included in the most recent Form N-CSR for the Fund, and are incorporated by reference into this SAI. Shareholders may obtain copies of the Prospectus or the Fund’s annual or semi-annual report, and other information such as the Fund's financial statements, free of charge by writing to the Fund at Nicholas Partners Small Cap Growth Fund, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Nicholas Partners Small Cap Growth Fund, c/o SS&C Global Investor & Distribution Solutions, Inc., 430 West 7th Street, Kansas City, MO 64105) or calling the Fund at 1-833-810-7345.

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Retail Shares of the Fund are currently not available for purchase.

January 28, 2026	NIC-SX-001-0700

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THE TRUST

General. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013, as amended September 10, 2020 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund or exchange traded fund ("ETF"), and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

Description of Multiple Classes of Shares. The Trust is authorized to offer shares of the Fund in Retail Shares and Institutional Shares. The different classes provide for variations in certain distribution and shareholder servicing expenses and in the minimum investment requirements. Minimum investment requirements are described in the Prospectus. For more information on distribution and shareholder servicing expenses, see “Payments to Financial Intermediaries” in this SAI. The Trust reserves the right to create and issue additional classes of shares.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Trustees” or the “Board”) under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

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DESCRIPTION OF PERMITTED INVESTMENTS

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The Fund is diversified, as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that with respect to 75% of its total assets, the Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. If the Fund holds securities that perform well on a relative basis, the value of those securities could appreciate such that the value of the Fund’s securities that constitute more than 5% of the Fund’s total assets, in the aggregate, might exceed 25% of the Fund’s total assets. In these circumstances, the Adviser might determine that it is in the best interests of the Fund’s shareholders not to reduce one or more of the Fund’s holdings in securities that constitute more than 5% of the Fund’s total assets. If the Adviser makes such a determination, the Fund’s holdings in such securities would continue to exceed 25% of the Fund’s total assets, and the Fund would not purchase any additional shares of securities that constituted more than 5% of the Fund’s total assets. The Fund would continue to qualify as a diversified fund under applicable federal securities laws. If more than 25% of the Fund’s assets were invested, in the aggregate, in securities of issuers that individually represented more than 5% of the Fund’s total assets, the Fund would be subject to the risk that its performance could be disproportionately affected by the performance of such securities.

The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Fund and the associated risk factors. The Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund’s stated investment policies, including those stated below. Except as explicitly stated otherwise, all investment policies of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

American Depositary Receipts (“ADRs”)

ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.

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Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Equity Securities

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships (“MLPs”). Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

Types of Equity Securities:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Exchange-Traded Funds (“ETFs”). An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), and iShares®. The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, the Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests, although lack of liquidity in an ETF could result in it being more volatile than the underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also “Securities of Other Investment Companies” below.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

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Micro, Small and Medium Capitalization Issuers. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Initial Public Offerings (“IPOs”). The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The Fund may hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

General Risks of Investing in Stocks:

While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

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Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Special Purpose Acquisition Companies

The Fund may periodically invest in special purpose acquisition companies (“SPACs”) to the extent that the Adviser believes that such investment will help the Fund to meet its investment objective. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Because SPACs and similar entities may be “blank check companies” with no operating history or ongoing business other than to seek a potential acquisition, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Real Estate Investment Trusts (“REITs”)

A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent. The above factors may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

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Master Limited Partnerships

MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP’s interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

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Exchange-Traded Notes (“ETNs”)

ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. ETNs are not registered or regulated as investment companies under the 1940 Act.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. The Fund could lose some or all of the amount invested in an ETN.

Foreign Securities

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Investments in Emerging Markets. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of the Fund’s securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds.

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Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on securities held by the Fund or gains from the disposition of such securities.

In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

Investments in China. China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for the Fund to obtain or enforce a judgment in a Chinese court. In addition, periodically there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Communist Chinese military companies” or in instruments that are derivative of, or are designed to provide investment exposure to, those companies. The universe of affected securities can change from time to time. As a result of an increase in the number of investors looking to sell such securities, or because of an inability to participate in an investment that the Adviser otherwise believes is attractive, the Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to the Fund. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

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Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

•	Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

▪	The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

▪	Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

▪	The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

▪	The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes;

▪	A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund’s ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains;

▪	Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses;

▪	Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, on January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”). Following a transition period, the UK and the EU signed a post-Brexit trade agreement governing their future economic relationship on December 30, 2020. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Fund's investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment; and

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▪	In addition, on February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Similarly, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to affected issuers.

•	Information and Supervision. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

•	Stock Exchange and Market Risk. The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

▪	Are generally more volatile than, and not as developed or efficient as, those in the United States;

▪	Have substantially less volume;

▪	Trade securities that tend to be less liquid and experience rapid and erratic price movements;

▪	Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

▪	Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

▪	May have different settlement practices, which may cause delays and increase the potential for failed settlements.

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Foreign markets may offer less protection to shareholders than U.S. markets because:

▪	Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

▪	Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

▪	In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

▪	Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

▪	Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

▪	Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

•	Foreign Currency Risk. While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

▪	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

▪	Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

▪	Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

▪	There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

▪	Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

▪	The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

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•	Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments.

Money Market Securities

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see “Appendix A – Description of Ratings” to this SAI.

U.S. Government Securities

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

On September 7, 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012.

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On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount. The capital reserve amount was $3 billion in 2013, and decreased by $600 million in each subsequent year through 2017. It is believed that this amendment put Fannie Mae and Freddie Mac in a better position to service their debt because it eliminated the need for the companies to have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also were required to reduce their investment portfolios over time. On December 21, 2017, the U.S. Treasury announced that it was again amending the Agreement to reinstate the $3 billion capital reserve amount. On September 30, 2019, the U.S. Treasury announced that it was further amending the Agreement, permitting Fannie Mae and Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the 2017 amendment.

Under a letter agreement entered into in January 2021, each company is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each company to develop a plan to exit conservatorship, but may not do so until all litigation involving the conservatorships is resolved and each company has the minimum capital required by FHFA’s rules.

Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each company will end when the director of FHFA determines that FHFA’s plan to restore the company to a safe and solvent condition has been completed.

Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Agreement. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause the Fund’s investments to lose value.

•	U.S. Treasury Obligations. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

Commercial Paper

Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks

The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

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•	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid investments.

•	Unsecured Bank Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry.

Investment Grade Fixed Income Securities

Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Adviser. See “Appendix A - Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, the Adviser will review the situation and take appropriate action with regard to the security.

Debt Securities

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund may also enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

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Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits the Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act. The Derivatives Rule permits the Fund to elect whether to treat a reverse repurchase agreement as a borrowing, subject to the asset coverage requirements of Section 18 of the 1940 Act, or as a derivatives transaction under the Derivatives Rule.

Securities of Other Investment Companies

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law, subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses.

Generally, the federal securities laws limit the extent to which the Fund can invest in securities of other investment companies, subject to certain exceptions. For example, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

The Fund may rely on Section 12(d)(1)(F) of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds including ETFs, if, among other conditions, the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund. The Fund may also rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions specified in the Rule including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). In addition, the Fund may be able to rely on certain other rules under the 1940 Act to invest in shares of money market funds or other investment companies beyond the statutory limits noted above, but subject to certain conditions.

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For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange-Traded Funds” above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

The Fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the Fund to lose money when selling an interest in an unregistered fund. For example, many hedge funds require their investors to hold their investments for at least one year.

Illiquid Investments

Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Because of their illiquid nature, illiquid investments must be priced at fair value as determined in good faith by the Adviser, subject to Board oversight. Despite such good faith efforts to determine fair value prices, the Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. Under the oversight of the Board, the Adviser determines the liquidity of the Fund’s investments. The Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

Securities Lending

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects the Fund to market risk. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

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Restricted Securities

The Fund may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Fund may invest in to the Adviser.

CFTC Exemption

Pursuant to rules adopted under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), the Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

Consistent with CFTC regulations, the Adviser, on behalf of the Fund, has filed a notice of exclusion from the definition of the term "commodity pool operator" under the CEA pursuant to CFTC Rule 4.5 with respect to the Fund's operation. Therefore, the Fund is not subject to regulation as a commodity pool under the CEA and the Adviser is not subject to registration or regulation as a CPO under the CEA with respect to the Fund. As a result, the Fund will be limited in its ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the Adviser’s ability to implement the Fund’s investment strategies and may adversely affect the Fund’s performance.

When-Issued, Delayed–Delivery and Forward-Delivery Transactions

A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. In a forward-delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. “Delayed-delivery” refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

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The Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery, or forward-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Derivatives Rule permits the Fund to enter into when-issued or delayed delivery basis securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a when-issued or delayed delivery basis security entered into by the Fund does not satisfy those requirements, the Fund would need to comply with the Derivatives Rule with respect to its when issued or delayed delivery transactions, which are considered derivatives transactions under the Derivatives Rule.

Borrowing

The Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This borrowing may be unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Code. Borrowing has a leveraging effect because it tends to exaggerate the effect on the Fund’s net asset value per share of any changes in the market value of its portfolio securities. Money borrowed will be subject to interest costs and other fees, which may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Special Risks of Cyber-attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser, the Fund’s distributor, custodian, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There can be no assurance that the Fund, the Fund’s service providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber-attacks or other information security breaches in the future.

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General Market and Geopolitical Risk

Some countries and regions in which the Fund invests have experienced war (including Russia’s military invasion of Ukraine), terrorism, social unrest, government defaults, government shutdowns, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues such as pandemics and epidemics (including those caused by COVID-19), and/or systemic market dislocations (including due to events outside of such countries or regions). Such events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Whether or not the Fund invests in securities of issuers located in countries impacted by such events, these and other events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

1.	The Fund may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

3.	The Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	The Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The Fund’s investment objective as well as the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

1.	The Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein.

2.	The Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

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The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.

Concentration. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although the 1940 Act does provide allowances for certain borrowings. In addition, Rule 18f-4 under the 1940 Act permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of Rule 18f-4.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Fund’s policy concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

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THE ADVISER

General. Nicholas Investment Partners, L.P., a Delaware limited partnership founded in 2006, is an SEC registered investment adviser that serves as the investment adviser to the Fund.  The Adviser’s principal place of business is located at 12520 High Bluff Drive, Ste. 390, San Diego, CA 92130. The Adviser is 100% employee owned. As of December 31, 2025, the Adviser had approximately $1.3 billion in assets under management and approximately $728 million in US small-cap growth assets, with the Fund accounting for $142.9 million of the US small-cap growth assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. The Board oversees the Adviser and establishes policies that the Adviser must follow in its management activities.

Advisory Agreement. The Trust and the Adviser have entered into an investment advisory agreement dated January 3, 2019 (the “Advisory Agreement”), with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the oversight of, and policies established by, the Board.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the Fund, or, by the Adviser, on not less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, research expenses paid by the Fund through a research payment account authorized by the Board, other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.99% of the average daily net assets of each of the Fund’s share classes until January 31, 2027 (the “expense cap”). This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

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For the fiscal years ended September 30, 2023, 2024 and 2025, the Fund paid the Adviser the following advisory fees:

Contractual Advisory Fees			Fees Waived by the Adviser			Total Fees Paid to the Adviser (After Waivers)
2023	2024	2025	2023	2024	2025	2023	2024	2025
$676,364	$807,620	$882,191	$143,391	$91,990	$75,825	$532,973	$715,630	$806,366

THE PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation. The Adviser generally pays each portfolio manager a base salary based on the portfolio manager’s experience, responsibilities and role within the firm, and a discretionary bonus generally based on: (1) the investment performance over the preceding 1 and 3 year periods of all strategies managed by the portfolio manager compared to a relevant peer group and applicable benchmark, as appropriate; and (2) the qualitative contributions of the portfolio manager to the firm and the investment team, including the portfolio manager’s professional knowledge, productivity, responsiveness to client needs and communication. Founding principals may periodically have discretion to waive and/or reduce their salary or bonus structure.

Fund Shares Owned by Portfolio Managers. The Fund is required to show the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Dollar Range of Fund Shares Owned[1]
Catherine Nicholas	Over $1,000,000
John Wylie	$100,001 - $500,000

1	Valuation date is September 30, 2025.

Other Accounts. In addition to the Fund, the portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. The information below is provided as of September 30, 2025. None of these accounts are subject to a performance-based advisory fee.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Catherine Nicholas	0	$0	1	$252	23	$599
John Wylie	0	$0	2	$281	2	$199

Conflicts of Interest. Each portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with the portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective or invest in the same securities as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives or securities, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of the Fund’s trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.

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The Adviser has adopted formal trade rotation and allocation policies designed to identify and prevent potential conflicts of interest related to portfolio managers simultaneously managing multiple accounts and strategies that trade in common names, especially where portfolio managers manage proprietary accounts or performance fee accounts. The risks of misallocation of trades or cherry-picking, timing to market, among other behaviors, may be heightened in these situations. The Adviser’s Compliance and Operations team reviews every trade on a T+1 basis to ensure the trades were executed in the correct order according to its trade rotation policy and that all accounts eligible for the trade were allocated their correct pro-rata shares. Eligibility is generally based on the strategy and asset class/market cap profiles. Any discrepancies are noted and reviewed by management to ensure there are reasonable causes for any deviations. The Adviser also closely monitors performance dispersion to ensure accounts are behaving as expected from a performance perspective. The process is similar regarding IPOs and secondaries with the exception that each IPO allocation is reviewed and approved, generally on trade date, by the Adviser’s Chief Investment Officer and Chief Compliance Officer or their designees.

Although the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated, there is no guarantee that the policies and procedures will adequately address every potential conflict of interest that may arise.

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an amended and restated administration agreement, dated November 16, 2018, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Fund, subject to certain minimums.

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For the fiscal years ended September 30, 2023, 2024 and 2025, the Fund paid the following amounts for these services:

Administration Fees Paid
FY 2023	FY 2024	FY 2025
$100,000	$102,474	$108,219

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the “Distribution Agreement”), whereby the Distributor acts as a principal underwriter for the Trust’s shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days’ written notice to the other party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Distribution Plan. The Trust has adopted a Distribution Plan with respect to the Retail Shares (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Fund may make payments to financial intermediaries, including but not necessarily limited to banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Retail Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

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Payments under the Distribution Plan. For the fiscal year ended September 30, 2025, the Fund did not pay the Distributor any fees pursuant to the Plan.

Shareholder Servicing Plan. The Fund has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.10% of the average daily net assets of Retail Shares and Institutional Shares of the Fund will be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and/or administrative services or similar non-distribution services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries; (iv) responding to inquiries from shareholders concerning their investment in the Fund; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Fund; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (ix) providing sub-accounting services; (x) processing dividend and capital gain payments from the Fund on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Fund may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.

Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

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Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

SS&C Global Investor & Distribution Solutions, Inc., 333 West 11th Street, Kansas City, Missouri 64105 (the “Transfer Agent”), serves as the Fund’s transfer agent.

THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the “Custodian”), acts as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund. The financial statements and notes thereto incorporated by reference have been audited by PricewaterhouseCoopers LLP, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 2222 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

SECURITIES LENDING

The Fund did not engage in securities lending activities during the fiscal year ended September 30, 2025.

FINANCIAL INDUSTRY RELATIONSHIPS

SEI Investments, along with its subsidiaries and affiliates (including, but not limited to, the Administrator, the Distributor and SIMC) (collectively, “SEI”), provides a range of services to various financial market participants and has a broad network of relationships with financial services companies, including investment funds, asset managers, broker-dealers and other intermediaries, accounting firms, banks and transfer agents. Although SEI’s various business units largely operate independently of one another, their customers and relationships may, and often will, overlap. For example, a particular asset manager might be a sub-adviser to an investment fund that is managed primarily by SIMC, may sponsor a fund that is registered on the Advisors Inner Circle platform, and/or may manage a fund in which SEI Investments is an investor (with its own capital). From time to time, one SEI business unit may introduce or refer a third-party to another SEI business unit for additional potential services. These various relationships may give rise to actual or perceived conflicts of interest. However, understanding the duties and responsibilities that SEI owes its customers under law and under contract, SEI keeps such actual or perceived conflicts of interest front-of-mind on an ongoing basis and, where appropriate, works with the compliance function, as well as internal and external counsel, to identify and mitigate or eliminate such conflicts, including through appropriate disclosure to applicable governing boards.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

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The Trustees’ role in risk oversight begins before the inception of a fund, at which time certain of the fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser’s adherence to the funds’ investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds’ investments, including, for example, reports on the adviser’s use of derivatives in managing the funds, if any, as well as reports on the funds’ investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds’ financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

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From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds’ investment management and business affairs are carried out by or through the funds’ advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are six members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Mr. Alshefski, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustee
John G. Alshefski (Born: 1966)	Chairman of the Board of Trustees[1] (since 2025)	SEI employee from 1992 to present. SEI employee from 1992 to present. Senior Vice President and Head of SEI Investment Manager Services for Traditional Asset Managers, SEI Investments Company, Inc., from 2013 to 2025. Head of SEI Offshore Fund Servicing Business Line, SEI Investments Company, Inc., from 1996 to 2013. Fund Accounting Director, SEI Investments Company, from 1992 to 1996.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Symmetry Panoramic Trust.

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Independent Trustees
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman), Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited and FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

1	Mr. Alshefski may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

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Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Fund has concluded that Mr. Alshefski should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company and his knowledge of the financial services industry.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

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The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

The Trust has concluded that Ms. Maynard-Elliott should serve as Trustee because of the experience she gained in a variety of leadership roles at a leading industrial company, the experience she has gained as a board member of several prominent companies, and her legal and financial management expertise.

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and (ix) other audit related matters. Mr. Hunt, Mr. Lemke, Ms. Maynard-Elliott, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as the Chair of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

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•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for “interested” Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Mr. Hunt, Mr. Lemke, Ms. Maynard-Elliott, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee. Ms. Maynard-Elliott serves as the Chair of the Governance Committee. The Governance Committee meets periodically, as necessary, and met two (2) times during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies)[1,2]
Interested Trustee
John G. Alshefski	None	None
Independent Trustees
Jon C. Hunt	None	None
Thomas P. Lemke	None	None
Nichelle Maynard-Elliott	None	None
Jay C. Nadel	None	None
Randall S. Yanker	None	None

[1]	Valuation date is December 31, 2025.
[2]	The Fund is the only fund in the family of investment companies.

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Board Compensation. The Trust paid the following fees to the Trustees during the Fund’s most recently completed fiscal year.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustee
John G. Alshefski	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
Jon C. Hunt	$156,951	N/A	N/A	$156,951 for service on one (1) board
Thomas P. Lemke	$156,951	N/A	N/A	$156,951 for service on one (1) board
Nichelle Maynard-Elliott	$156,951	N/A	N/A	$156,951 for service on one (1) board
Jay C. Nadel	$156,951	N/A	N/A	$156,951 for service on one (1) board
Randall S. Yanker	$156,951	N/A	N/A	$156,951 for service on one (1) board

[1]	All funds in the Fund Complex are series of the Trust.

Trust Officers. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
Michael Beattie (Born: 1965)	President (since 2014)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Eric C. Griffith (Born: 1969)	Vice President (since 2020) Secretary (since 2025)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

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Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Catholic Responsible Investments Funds since September 2022. Chief Compliance Officer of SEI Alternative Income Fund since May 2023. Chief Compliance Officer of Symmetry Panoramic Trust since December 2023. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Marci M. Morgan (Born: 1971)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2025)

Director of Anti-Money Laundering Compliance at SEI Investments since May 2025. Director of Global Due Diligence at SEI Investments from October 2023 to May 2025. Vice President of Regulatory Management at BNY Mellon Investment Servicing (formerly PNC Global Investment Servicing) from December 2001 to January 2006 and from April 2010 to February 2023.

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PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the “NYSE”) is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

General Policy. The Fund adheres to Section 2(a)(41), and Rules 2a-4 and 2a-5 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value by the Adviser in good faith, and subject to the oversight of the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

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Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Use of Third-Party Independent Pricing Services. Pursuant to contracts with the Administrator, prices for most securities held by the Fund with readily available market quotations are provided by third-party independent pricing agents. The valuations for these securities are reviewed by the Administrator. In accordance with the Adviser’s Valuation Procedures, the Adviser may also use third-party independent pricing agents (reviewed and approved by the Adviser) to fair value certain securities without readily available market quotations (or where market quotations are unreliable).

Fair Value Procedures. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Adviser and implemented through the Adviser’s Valuation Committee. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents, independent broker dealers and/or the Adviser’s own personnel (including investment personnel).

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates net asset value. When a security is valued in accordance with the Fair Value Procedures, the Adviser’s Valuation Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. In particular, it does not address investors subject to special rules, such as investors who hold shares through an individual retirement account (“IRA”), 401(k) or other tax-advantaged account. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company. The Fund has elected and intends to qualify each year to be treated as a RIC under the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If the Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

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In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

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The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for federal excise tax but can make no assurances that such tax will be completely eliminated. For example, the Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

Distributions to Shareholders. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals set at 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT.

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Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Certain of the Fund's investment strategies may limit its ability to make distributions eligible for the dividends received deduction for corporate shareholders.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sales or Redemptions. Sales and redemptions of Fund shares may be taxable transactions for federal and state income tax purposes. Any gain or loss recognized on a sale or redemption of shares of the Fund by a shareholder who holds Fund shares as a capital asset will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

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The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Fund will use the average cost basis method as its default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. If your shares are held in a brokerage account, your broker may use a different method and you should contact your broker to determine which method it will use. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Net Investment Income Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including any capital gains realized on the sale of shares of the Fund).

Tax Treatment of Complex Securities. The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund and may require the Fund to sell securities to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

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The Fund may invest in U.S. REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

"Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “Section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible, but is not required to do so.

U.S. REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by the Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

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Certain Foreign Currency Tax Issues. The Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

Foreign Taxes. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholder's federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If the Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

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Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

Backup Withholding. The Fund will be required in certain cases to withhold at a 24% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien). Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Investors. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described above. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

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FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of combined orders.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Fund paid the following aggregate brokerage commissions on portfolio transactions:

Aggregate Dollar Amount of Brokerage Commissions Paid
FY 2023	FY 2024	FY 2025
$194,078	$305,637	$353,585

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

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To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended September 30, 2025, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to the Adviser:

Total Dollar Amount of Brokerage Commissions for Research Services[1]	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
$93,375	$94,9499,899

1	Reported numbers only include commissions paid for an identified research service as part of an unbundled brokerage relationship and do not include any commissions paid for research services as part of bundled commissions for which the research portion is not distinguishable from the execution portion.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund or the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

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For the fiscal years ended September 30, 2023, 2024 and 2025, the Fund paid the following aggregate brokerage commissions on Fund transactions effected by affiliated brokers:

Fiscal Year	Aggregate Dollar Amount of Brokerage Commissions Paid to Affiliated Brokers	Percentage of Total Brokerage Commissions Paid to Affiliated Brokers	Percentage of Total Brokerage Transactions Effected Through Affiliated Brokers
2025	$0	0%	0%
2024	$0	0%	0%
2023	$0	0%	0%

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that the Fund held during its most recent fiscal year. For the fiscal year ended September 30, 2025, the Fund did not hold any securities of its "regular brokers or dealers."

Portfolio Turnover Rates. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

For the fiscal years ended September 30, 2024 and 2025, the Fund's portfolio turnover rates were as follows:

Portfolio Turnover Rates
FY 2024	FY 2025
138%	147%

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of the Fund’s shareholders, and include procedures to address conflicts between the interests of the Fund’s shareholders, on the one hand, and those of the Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “Authorized Person”) to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person, either directly or through reports by the Trust’s Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

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Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30 and September 30). The Fund files with the SEC a complete schedule of investments following the first and third fiscal quarters as exhibits to Form N-PORT, and a complete schedule of investments following the second and fourth fiscal quarters on Form N-CSR.

Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are not distributed to Fund shareholders but are available, free of charge, on the SEC’s website at http://www.sec.gov. The Fund’s complete schedule of investments is also posted to the Fund’s website at https://nicfunds.com and distributed to the Fund shareholders upon request.

In addition to the quarterly portfolio holdings disclosure required by applicable law, within 30 days of the end of each quarter end month, March, June, September and December, the Fund will post both its top ten and complete portfolio holdings on the internet at www.nicfunds.com. This information will generally remain available until such information is included in a filing on Form N-PORT or Form N-CSR as described above. The Adviser may exclude any portion of the Fund’s portfolio holdings from such publication when deemed in the best interest of the Fund.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to the Fund's Adviser, Administrator, Custodian, Transfer Agent, financial printer, pricing vendors, liquidity analytics vendors, class action reclaim vendors and foreign tax reclaim vendors and other vendors that provide the Adviser with various middle office, back office, client reporting and portfolio analytics services in connection with their services to the Fund. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Fund’s policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund’s shareholders and that to the extent conflicts between the interests of the Fund’s shareholders and those of the Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust’s Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

S-54

With the exception of disclosures to rating and ranking organizations as described above, the Fund requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Fund, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Trust’s policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, the Adviser and their affiliates or recipients of the Fund’s portfolio holdings information.

The Adviser may manage other accounts that are not subject to these policies and procedures with investment objectives and strategies that are substantially similar to those of the Fund. Because the portfolio holdings of such accounts may be substantially similar, and in some cases nearly identical, to those of the Fund, an investor in such an account may be able to infer the portfolio holdings of the Fund from the portfolio holdings of the account.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund’s shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust’s request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

S-55

The Trust is required to disclose annually the Fund’s complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 1-833-810-7345; (ii) by visiting https://nicfunds.com; and (iii) on the SEC’s website at https://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“Access Persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

As of January 6, 2025, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of the shares of the Fund. Persons beneficially owning more than 25% of the Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund may have a significant impact on any shareholder vote of the Fund.

Nicholas Partners Small Cap Growth Fund
Name and Address	Class of Shares	% of Class
CAN 2 LLC. P.O. BOX 1100 DOUGLAS WY 82633-1100	Institutional Shares	84.24%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	Institutional Shares	8.31%

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APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-1

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2 Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3 Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

For variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

A-2

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

A-3

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

A-4

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

A-5

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are forward looking opinions on the relative ability of an entity or obligation to meet financial commitments. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used as indications of the likelihood of repayment in accordance with the terms of the issuance.

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative grade categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its webpage.

Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an index).

Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

A-6

AA Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material default risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial default risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of default risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

A-7

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-8

APPENDIX B

Nicholas Investment Partners, L.P.

Proxy Voting Policies and Procedures

Policy

Nicholas, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice include the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Staff Legal Bulletin No. 20 was jointly published by the SEC's Division of Investment Management and Division of Corporation Finance on June 30, 2014. The Division of Investment Management provided guidance about investment advisers' responsibilities in voting client proxies and retaining proxy advisory firms, while the Division of Corporation Finance addressed the availability and requirements of two exemptions to the federal proxy rules that are often relied upon by proxy advisory firms.

Proxy Voting Advice as a Solicitation Under the Exchange Act

On July 22, 2020, the SEC adopted amendments to its rules governing proxy solicitations. The amendments specify that proxy voting advice generally constitutes a solicitation within the meaning of Section 14(a) of the Exchange Act.

The Commission noted several factors that indicate proxy voting advice businesses generally engage in solicitations when they provide proxy voting advice to their clients, including:

•	The proxy voting advice generally describes the specific proposals that will be presented at the registrant’s upcoming meeting and presents a “vote recommendation” for each
•	proposal that indicates how the client should vote;
•	Proxy voting advice businesses market their expertise in researching and analyzing matters that are subject to a proxy vote for the purpose of assisting their clients in making voting decisions;

B-1

•	Many clients of proxy voting advice businesses retain and pay a fee to these firms to provide detailed analyses of various issues, including advice regarding how the clients should vote
•	through their proxies on the proposals to be considered at the registrant’s upcoming meeting or on matters for which shareholder approval is sought; and
•	Proxy voting advice businesses typically provide their recommendations shortly before a shareholder meeting or authorization vote, enhancing the likelihood that their recommendations will influence their clients’ voting determinations.

The Commission observed that where these or other significant factors are present, the proxy voting advice businesses’ voting advice generally would constitute a solicitation subject to the Commission’s proxy rules because such advice would be “a communication to security holders under circumstances reasonably calculated to result in the procurement, withholding or revocation of a proxy.”

Exemptions

The SEC recognizes two exemptions to the solicitation rule:

1.	When a business that provides proxy voting services does not provide any voting recommendations and is instead exercising delegated voting authority on behalf of its clients; and
2.	Any proxy voting advice provided by a person who furnishes such advice only in response to an unprompted request.

However, the persons who provide proxy voting advice in reliance on the exemptions must include in their voting advice to clients the conflicts of interest disclosure specified in new Rule 14a-2(b)(9)(i). Such persons must include in their voting advice (or in any electronic medium used to deliver the advice) prominent disclosure of:

•	Any information regarding an interest, transaction, or relationship of the proxy voting advice business (or its affiliates) that is material to assessing the objectivity of the proxy voting advice in light of the circumstances of the particular interest, transaction, or relationship; and
•	Any policies and procedures used to identify, as well as the steps taken to address, any such material conflicts of interest arising from such interest, transaction, or relationship.

On July 13, 2022, the SEC voted to rescind Rules 14a-2(b)(9)(ii-iv) which required proxy advisor firms to make their advice available and to provide clients with a mechanism to become aware of information before they vote. This became effective on September 19, 2022.

Responsibility

Catherine Newcomb (CCO), has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

Nicholas has adopted procedures to implement the firm’s policy and conducts reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Delegation of Proxy Voting Authority and Voting Obligations

•	Terms and conditions defining and/or limiting the scope of Nicholas proxy voting authority and voting obligations, as agreed upon with the client, may be documented as part of the investment policies and objectives of such client(s).

B-2

Voting Procedures

•	All employees will forward any proxy materials received on behalf of clients to Catherine Newcomb;
•	Nicholas has engaged Glass Lewis to provide research, ballot analysis and recommendations, proxy voting and record keeping services on behalf of Nicholas’ clients;
•	When applicable, Nicholas will instruct the client’s custodians to provide all proxy related materials to Glass Lewis;
•	Nicholas will provide account holdings to Glass Lewis to assist Glass Lewis in identifying which proxies need to be voted;
•	In the absence of a conflict or specific voting guidelines from the client, Nicholas will vote proxies according to the recommended vote provided by Glass Lewis. Nicholas believes this will be in the best interests of our clients. Nicholas’ policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Nicholas’ voting authority in the same manner they may place such restrictions on the actual selection of account securities, which must be in writing; and
•	Nicholas will periodically review the proxy voting records at Glass Lewis to ensure proxies are being voted appropriately.

Disclosure

Nicholas will provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Nicholas voted a client’s proxies, and that clients may request a copy of the firm's proxy policies and procedures.

Client Requests for Information

All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Tammy Wiseman, Client Service Officer.

In response to any request, Tammy Wiseman will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Nicholas voted the client’s proxy with respect to each proposal about which client inquired.

Conflicts of Interest

•	If a material conflict of interest exists, Catherine Newcomb (CCO), will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy received by an independent third party voting recommendation.
•	Nicholas will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

Catherine Newcomb (CCO) or other designee through Nicholas’ relationship with Glass Lewis, shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

•	These policies and procedures and any amendments;
•	The proxy voting guidelines and any amendments used to vote client’s proxies;
•	Each proxy statement Nicholas/ Glass Lewis receives;
•	A record of each vote Nicholas/Glass Lewis casts;

B-3

•	Any document created by Glass Lewis or Nicholas that was material to making a decision how to vote proxies, or that memorializes the decision including periodic reports to Catherine Newcomb or Partner Committee, if applicable; and
•	A copy of each written request from a client for information on how Nicholas voted such client’s proxies, and a copy of any written response (electronic communications are acceptable).

Third-Party Proxy Advisory Firm

In addition to conducting initial due diligence prior to engaging the services of any third-party proxy service firm, Nicholas will:

•	monitor and review such services;
•	evaluate any conflicts of interest, consistency of voting with guidelines, assessment of the proxy service firm’s accurate analysis of relevant information, and fees, and disclosures;
•	consider whether the proxy advisory firm has adequately disclosed its methodologies in formulating voting recommendations;
•	review any third-party information sources that the proxy advisory firm uses as a basis for its voting recommendations;
•	consider whether the proxy advisory firm has the capacity and competency to adequately analyze voting matter, including staffing personnel and/or technology and whether the proxy voting firm has an effective process for seeking timely input from issuers and proxy advisory firm clients.

Glass Lewis will maintain documentation of Nicholas due diligence reviews.

B-4

PROSPECTUS

January 28, 2026

The Advisors’ Inner Circle Fund III

RAYLIANT WILSHIRE NXTGEN
US LARGE CAP EQUITY ETF

(FORMERLY, RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF)

Ticker Symbol: RWLC

RAYLIANT WILSHIRE NXTGEN
EMERGING MARKETS EQUITY ETF

(FORMERLY, RAYLIANT QUANTAMENTAL EMERGING MARKET EX-CHINA EQUITY ETF)

Ticker Symbol: RWEM

Rayliant SMDAM Japan Equity ETF

Ticker Symbol: RAYJ

Investment Adviser:

Rayliant Investment Research
doing business as
Rayliant Asset Management

Principal Listing Exchange: NYSE Arca, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Funds, please see:

Additional Information	81
Financial Highlights	84
How to Obtain More Information About the Funds	Back Cover

Rayliant Wilshire NxtGen US Large Cap Equity ETF

Investment Objective

The Rayliant Wilshire NxtGen US Large Cap Equity ETF (the “US Large Cap Equity ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the FT Wilshire US Large NxtGen Index (the “Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.32%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.32%

[1]

The Fund’s management fee is a “unitary” fee designed to pay the Fund’s expenses and to compensate Rayliant Investment Research, doing business as Rayliant Asset Management, the Fund’s investment adviser (the “Adviser”), for the services the Adviser provides to the Fund. Out of the unitary management fee, the Adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses. Management Fees have been restated to reflect current fees.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

1

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 318% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance, before fees and expenses, of the Index. The Index, developed by Wilshire Indexes (the “Index Provider”) in partnership with the Adviser, tracks the performance of stocks of large capitalization companies domiciled in the United States. As of September 30, 2025, the companies included in the Index had a market capitalization ranging from $13.2 billion to $4.5 trillion. The Index include common stocks and real estate investment trusts (“REITs”). The Index Provider designs, maintains, and calculates the Index using a transparent, ruled-based methodology. This methodology incorporates return forecasts from quantitative machine learning models developed by the Adviser, guiding stock selection and weighting within the Index.

The Index construction process begins with the universe of companies that are current members of the FT Wilshire US Large Cap Index (the “Underlying Benchmark”). The Underlying Benchmark is a float-adjusted, market capitalization-weighted index that tracks the performance of large-capitalization companies domiciled in the United States. With 433

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constituents as of June 30, 2025, the Underlying Benchmark covers up to 85% of the U.S. market capitalization.

The construction of the Index is then divided into three steps: (1) risk-adjusted returns estimation via machine learning; (2) covariance matrix estimation and (3) mean-tracking error optimization, as described in greater detail below.

1. Risk-Adjusted Returns Estimation via Machine Learning

The first step of the Index construction process involves forecasting the expected risk-adjusted return of each component of the Underlying Benchmark using machine learning models. These models analyze over 100 stock-level market and fundamental characteristics from well-established academic research, drawn from 12 different categories such as default risk, growth, momentum, productivity, profitability, size and value. The models are based on historical data and aim to identify patterns that help predict which stocks that comprise the Underlying Benchmark are likely to outperform.

2. Covariance Matrix Estimation

The second step of the Index construction process utilizes a covariance matrix to estimate risk and correlations between stocks of the Underlying Benchmark. The covariance matrix uses a statistical factor model to identify how the daily returns of stocks comprising the Underlying Benchmark move in relation to each other, and allows the models to understand how combining different stocks will affect the total risk of the portfolio.

3. Mean-Tracking Error Optimization

In the final step of the Index construction process, a mean-tracking error optimization is performed using the expected returns determined in Step 1 above and the covariance matrix estimated in Step 2. This mathematical process selects stock weights that aim to maximize return while minimizing tracking error from the Underlying Benchmark in terms of risk and exposure. The optimization imposes certain constraints to ensure that the Index remains aligned with the Underlying Benchmark, including industry exposure limits and individual stock weight caps. Stocks with trivial target weights, as defined in the Index methodology, are removed from the Index. The optimization process is repeated periodically to adapt to changing market conditions.

The Index is reconstituted on a quarterly basis. A constituent will be removed from the Index if it is removed from the Underlying Benchmark.

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The Adviser employs a passive indexing investment approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in component securities of the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may also invest in total return swaps that are not components of the Index that the Adviser believes will help the Fund track the Index.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of September 30, 2025, the Index was not concentrated in any particular industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of September 30, 2025, a significant portion of the Index consisted of companies in the Digital Information and Services sector and the Technology sector, as each such sector is defined by the Wilshire Global Assets Taxonomy System (“GATS”), as set forth in the Global Assets Taxonomy System Principles and Methodology (June 2025) published by Wilshire Indexes. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

4

Principal Risks

As with all funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Market Risk – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Machine Learning Risk – The Index tracked by the Fund uses machine-learning and quantitative models to determine its constituent securities and weightings. As a result, the Fund is subject to the following risks:

Machine Learning and Quantitative Index Risk – The machine-learning and quantitative models used by the Index rely on historical financial, fundamental, and market data and statistical assumptions that may not perform as intended in all market conditions. If the models or assumptions used by the Index do not accurately forecast future market behavior, the Index and the Fund may underperform other investment strategies or market benchmarks.

Data Quality and Model Risk – The machine-learning models used in the Index methodology depend on the accuracy, completeness, and

5

relevance of historical data. If the data used by the Index contains errors, omissions, or biases, or becomes outdated or less relevant, the Index’s construction and performance may be adversely affected.

Market Regime Change Risk – Machine-learning models are developed using historical data and may be less effective during periods of significant market disruption, unusual volatility, or structural changes in markets. In such environments, the Index methodology may not adapt quickly or effectively, which could result in unexpected or unfavorable Index performance.

Index Methodology and Calculation Risk – The Index relies on the systematic application of quantitative and machine-learning models. Errors in the design, calculation, or ongoing maintenance of the Index, including operational or technological errors, could cause the Index to be calculated incorrectly or differ from its intended methodology, which could negatively affect the Fund.

Cybersecurity and Technology Risk – The Index methodology relies on complex computer systems and technology. Cybersecurity incidents, system failures, or other technological disruptions affecting the Index provider or other third-party service providers could interfere with the calculation or dissemination of the Index and adversely impact the Fund.

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. Large-capitalization stocks may underperform the broader market, mid-capitalization stocks, or small-capitalization stocks for extended periods.

Geographic Focus Risk – Because the Fund focuses its investments in the U.S., the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the U.S. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

6

ETF Risks – The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transactions Risk – Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Index-Related Risk – Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would

7

be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Tracking Error Risk – While the Fund seeks to replicate the performance of the Index, the Fund’s return may not precisely match the return of the Index. Tracking error may result from, among other things, imperfect correlation between the Fund’s holdings and those of the Index, pricing differences, changes to the Index, regulatory restrictions, legal restrictions, liquidity concerns, transaction costs, operational considerations or timing of cash flows into and out of the Fund.

Trading Risk – Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Passive Strategy Risk – The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

8

Quantitative Investing Risk – The Index is constructed by the Index Provider using a rules-based methodology based on quantitative machine learning models developed by Rayliant. Securities selected according to a quantitative model can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could lead to the selection of assets for inclusion in the Index that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Fund’s performance may be lower or the Fund may be subject to greater risk than if the Index had not been constructed using quantitative modeling because the Fund invests a substantial portion of its assets in the component securities of the Index.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Sector Focus Risk – Because the Index, and thus the Fund, may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. The Fund’s sector exposures may change over time as the composition of the Index changes over time.

Digital Information and Services Sector Risk – The Fund’s investments are exposed to issuers conducting business in the Digital Information and Services sector. The digital information and services sector includes companies involved in cloud computing, digital media, data analytics, online platforms, and related technologies. These companies are subject to rapid technological

9

change, intense competition, and evolving regulatory environments, including data privacy, cybersecurity, and content moderation laws. They may also face heightened risks related to intellectual property, reliance on third-party infrastructure or digital platforms, and changes in consumer preferences. Additionally, security breaches, system failures, or regulatory investigations could materially affect their business operations and valuations. As a result, investments in this sector may exhibit higher volatility and carry a greater risk of loss compared to investments spread across a broader range of sectors.

Technology Sector Risk – The Fund’s investments are exposed to issuers conducting business in the Technology sector. Securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Derivatives Risk – Investments in swaps are subject to market risk, leverage risk, correlation risk, and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund’s use of swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Valuation Risk – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

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Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and the Index. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://funds.rayliant.com or by calling toll-free to 866-898-1688.

BEST QUARTER	WORST QUARTER
12.15%	(12.74)%
3/31/2024	6/30/2022

Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and the Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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Rayliant Wilshire NxtGen US Large Cap Equity ETF	1 Year	Since Inception (12/15/2021)
Fund Returns Before Taxes	20.12%	11.99%
Fund Returns After Taxes on Distributions	15.16%	10.57%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	13.22%	9.09%
S&P 500 Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))[1]	17.43%	10.82%
MSCI World Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))[1]	21.09%	10.22%
FT Wilshire US Large NxtGen Index (Net) (reflects no deduction for fees, expenses or taxes)	14.95%	12.26%

[1]

Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI World Index (Net) (USD) to the S&P 500 Index because the Adviser believes the S&P 500 Index better reflects the Fund’s investment universe.

Investment Adviser

Rayliant Investment Research, doing business as Rayliant Asset Management

Portfolio Managers

Jason Hsu, PhD, Chief Investment Officer, has managed the Fund since its inception in 2021.

Phillip Wool, PhD, Chief Research Officer, has managed the Fund since its inception in 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 39 of the prospectus.

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Rayliant Wilshire NxtGen Emerging Markets Equity ETF

Investment Objective

The Rayliant Wilshire NxtGen Emerging Markets Equity ETF (the “Emerging Markets Equity ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the FT Wilshire Emerging Large NxtGen Index (the “Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.52%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.52%

[1]

The Fund’s management fee is a “unitary” fee designed to pay the Fund’s expenses and to compensate Rayliant Investment Research, doing business as Rayliant Asset Management, the Fund’s investment adviser (the “Adviser”), for the services the Adviser provides to the Fund. Out of the unitary management fee, the Adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses. Management Fees have been restated to reflect current fees.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 238% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance, before fees and expenses, of the Index. The Index, developed by Wilshire Indexes (the “Index Provider”) in partnership with the Adviser, is composed of equity securities of issuers incorporated, headquartered in or with primary listings in one of twenty-four designated emerging market countries (the “Eligible Countries”), which include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates.

Chinese issuers included in the Index may be incorporated outside of mainland China in jurisdictions such as Hong Kong or in certain offshore locations (the “Benefit Countries”), which include Bermuda, British Virgin Islands, Cayman Islands, Gibraltar, Guernsey, Isle of Man, Jersey, and Marshall Islands. Such issuers may list on exchanges in Hong Kong, New York (N-shares), or Singapore (S-Chips). Taiwanese issuers may similarly maintain operational headquarters in mainland China or be incorporated in a Benefit Country.

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The Index includes listed equity securities such as common shares, ordinary shares, and preferred shares. With respect to Chinese issuers, the Index may also include A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”), B-shares, H-shares, Red Chips, P-Chips, S-Chips, and N-shares. Securities must be exchange-listed to qualify for inclusion. Securities trading solely over-the-counter and issuers that are subject to a U.S. sanctions program are excluded.

For each Eligible Country, an index universe is established that consists of all eligible securities assigned to that country, which is then divided into large and small cap segments and screened for investability. The large cap segments are then aggregated to form the FT Wilshire Emerging Large Cap Index (the “Underlying Benchmark”), from which the Index is constructed. As of September 30, 2025, the companies included in the Index had a market capitalization ranging from $1.01 billion to $1.11 trillion.

The Index Provider designs, maintains, and calculates the Index using a transparent, ruled-based methodology. This methodology incorporates return forecasts from quantitative machine learning models developed by the Adviser, guiding stock selection and weighting within the Index. The Index construction process begins with the universe of companies that are current members of the Underlying Benchmark. The Underlying Benchmark captures large-cap representation across all 24 emerging market countries. With 1,383 constituents as of June 30, 2025, the Underlying Benchmark covers approximately 80% of the investable market capitalization in emerging markets.

The construction of the Index is then divided into three steps: (1) risk-adjusted returns estimation via machine learning; (2) covariance matrix estimation and (3) mean-tracking error optimization, as described in greater detail below.

1. Risk-Adjusted Returns Estimation via Machine Learning

The first step of the Index construction process involves forecasting the expected risk-adjusted return of each component of the Underlying Benchmark using machine learning models. These models analyze over 100 stock-level market and fundamental characteristics from well-established academic research, drawn from 12 different categories such as default risk, growth, momentum, productivity, profitability, size and value. The models are based on historical data and aim to identify

15

patterns that help predict which stocks that comprise the Underlying Benchmark are likely to outperform.

2. Covariance Matrix Estimation

The second step of the Index construction process utilizes a covariance matrix to estimate risk and correlations between stocks of the Underlying Benchmark. The covariance matrix uses a statistical factor model to identify how the daily returns of stocks comprising the Underlying Benchmark move in relation to each other, and allows the models to understand how combining different stocks will affect the total risk of the portfolio.

3. Mean-Tracking Error Optimization

In the final step of the Index construction process, a mean-tracking error optimization is performed using the expected returns determined in Step 1 above and the covariance matrix estimated in Step 2. This mathematical process selects stock weights that aim to maximize return while minimizing tracking error from the Underlying Benchmark in terms of risk and exposure. The optimization imposes certain constraints to ensure that the Index remains aligned with the Underlying Benchmark, including industry and country exposure limits and individual stock weight caps. Stocks with trivial target weights, as defined in the Index methodology, are removed from the Index. The optimization process is repeated periodically to adapt to changing market conditions.

The Index is reconstituted on a quarterly basis. A constituent will be removed from the Index if it is removed from the Underlying Benchmark.

The Fund uses a “passive management” (or indexing) approach in seeking to achieve its investment objective. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in component securities of the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund

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may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may also invest in total return swaps and participatory notes (“P-Notes”) that are not components of the Index that the Adviser believes will help the Fund track the Index.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of September 30, 2025, the Index was not concentrated in any one industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of September 30, 2025, a significant portion of the Index consisted of companies in the Financials and Technology sectors, as each such sector is defined by the Wilshire Global Assets Taxonomy System (“GATS”), as set forth in the Global Assets Taxonomy System Principles and Methodology (June 2025) published by Wilshire Indexes. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

Principal Risks

As with all funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Market Risk – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of

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individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Machine Learning Risk – The Index tracked by the Fund uses machine-learning and quantitative models to determine its constituent securities and weightings. As a result, the Fund is subject to the following risks:

Machine Learning and Quantitative Index Risk – The machine-learning and quantitative models used by the Index rely on historical financial, fundamental, and market data and statistical assumptions that may not perform as intended in all market conditions. If the models or assumptions used by the Index do not accurately forecast future market behavior, the Index and the Fund may underperform other investment strategies or market benchmarks.

Data Quality and Model Risk – The machine-learning models used in the Index methodology depend on the accuracy, completeness, and relevance of historical data. If the data used by the Index contains errors, omissions, or biases, or becomes outdated or less relevant, the Index’s construction and performance may be adversely affected.

Market Regime Change Risk – Machine-learning models are developed using historical data and may be less effective during periods of significant market disruption, unusual volatility, or structural changes in markets. In such environments, the Index methodology may not adapt quickly or effectively, which could result in unexpected or unfavorable Index performance.

Index Methodology and Calculation Risk – The Index relies on the systematic application of quantitative and machine-learning models. Errors in the design, calculation, or ongoing maintenance of the Index, including operational or technological errors, could cause the Index to be calculated incorrectly or differ from its intended methodology, which could negatively affect the Fund.

Cybersecurity and Technology Risk – The Index methodology relies on complex computer systems and technology. Cybersecurity incidents, system failures, or other technological disruptions affecting the Index provider or other third-party service providers

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could interfere with the calculation or dissemination of the Index and adversely impact the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. China

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may be subject to considerable degrees of economic, political and social instability. The Chinese economy is also export-driven and highly reliant on trade. Adverse changes in the economic conditions of its primary trading partners such as the United States, Japan and South Korea would adversely impact the Chinese economy and the relevant Fund investments. The economy of China also differs from the United States economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government may exercise control over the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and diminish the values of the Chinese companies in which the Fund invests, however, over the past few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China.

The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets may experience high levels of volatility from time to time. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Small and Medium Capitalization Companies Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

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Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Stock Connect Investing Risk – Investments in China A shares listed and traded through Stock Connect involve unique risks. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Moreover, further developments to Stock Connect are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators

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and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

ETF Risks – The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transactions Risk – Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Index-Related Risk – Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile

22

the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Tracking Error Risk – While the Fund seeks to replicate the performance of the Index, the Fund’s return may not precisely match the return of the Index. Tracking error may result from, among other things, imperfect correlation between the Fund’s holdings and those of the Index, pricing differences, changes to the Index, regulatory restrictions, legal restrictions, liquidity concerns, transaction costs, operational considerations or timing of cash flows into and out of the Fund.

Trading Risk – Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Passive Strategy Risk – The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular

23

industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Quantitative Investing Risk – The Index is constructed by the Index Provider using a rules-based methodology based on quantitative machine learning models developed by Rayliant. Securities selected according to a quantitative model can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could lead to the selection of assets for inclusion in the Index that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Fund’s performance may be lower or the Fund may be subject to greater risk than if the Index had not been constructed using quantitative modeling because the Fund invests a substantial portion of its assets in the component securities of the Index.

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. The Fund’s sector exposures may change over time, as macroeconomic, market, sector and company-specific conditions change.

Financials Sector Risk – The Fund’s investments are exposed to issuers conducting business in the Financials sector. Performance of companies in the Financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

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Technology Sector Risk – The Fund’s investments are exposed to issuers conducting business in the Technology sector. Securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Derivatives Risk – Investments in swaps are subject to market risk, leverage risk, correlation risk, and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund’s use of swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Participatory Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Valuation Risk – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

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Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and the Index. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://funds.rayliant.com or by calling toll-free to 866-898-1688.

BEST QUARTER	WORST QUARTER
19.09%	(10.21)%
6/30/2025	6/30/2022

Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and the Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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Rayliant Wilshire NxtGen Emerging Markets Equity ETF	1 Year	Since Inception (12/15/2021)
Fund Returns Before Taxes	27.22%	7.63%
Fund Returns After Taxes on Distributions	26.77%	7.07%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	16.77%	6.05%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))[1]	33.57%	6.30%
MSCI Emerging Markets ex-China Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))[1]	34.61%	8.39%
FT Wilshire Emerging Large NxtGen Index (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))	25.42%	10.19%

[1]

Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI World Index (Net) (USD) to the MSCI Emerging Markets Index because the Adviser believes the MSCI Emerging Markets Index better reflects the Fund’s investment universe.

Investment Adviser

Rayliant Investment Research, doing business as Rayliant Asset Management

Portfolio Managers

Jason Hsu, PhD, Chief Investment Officer, has managed the Fund since its inception in 2021.

Phillip Wool, PhD, Chief Research Officer, has managed the Fund since its inception in 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 39 of the prospectus.

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Rayliant SMDAM Japan Equity ETF

Investment Objective

The Rayliant SMDAM Japan Equity ETF (“SMDAM Japan Equity ETF” or the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	1.10%
Total Annual Fund Operating Expenses	1.75%
Less Fee Reductions and/or Expense Reimbursements[1]	(1.03)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.72%

[1]

Rayliant Investment Research, doing business as Rayliant Asset Management (the “Adviser” or “Rayliant”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding any class-specific expenses (including distribution and service (12b-1) fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses) (collectively, “excluded expenses”)) from exceeding 0.72% of the average daily net assets of the Fund until January 31, 2027 (the “contractual expense limit”).

In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$450	$852	$1,977

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers located in Japan. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund’s sub-adviser, Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM (the “Sub-Adviser” or “SMDAM”), considers an issuer to be located in Japan if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or has its principal office in Japan; (ii) the issuer has the primary trading markets for its securities in Japan; (iii) the issuer derives at least 50% of its revenue or profits from goods or services sold or performed, or investments made, in Japan; or (iv) the issuer has at least 50% of its assets in Japan. For clarity, the Sub-Adviser may rely on only one criterion to determine an issuer’s location even if other criteria may indicate a different location.

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The equity securities in which the Fund primarily invests are common stock and preferred stock. The Fund’s portfolio allocations to common and preferred stocks are determined by the Sub-Adviser based upon current and relative yield and the potential total return of these securities relative to their investable universe. The Fund may invest in securities of companies with any market capitalization. The Fund’s equity investments may also include derivatives, principally futures contracts, which will be used primarily by the Fund for hedging purposes, to equitize cash positions in the Fund’s portfolio, or to otherwise gain exposure to an instrument without investing in such instrument directly. The Fund will utilize futures contracts because they not only provide equity exposure to the Fund’s cash balance, but also provide increased flexibility in responding to client cash flow needs (e.g., redemptions). Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced.

The Fund possesses the discretion to allocate investments across various sectors; however, the execution of the Fund’s investment strategy may lead to a substantial portion of its net assets being invested in one or more sectors at any particular juncture. The selection of these sectors is contingent upon prevailing market demand. No predetermined sectors exist, as the Fund engages in entirely bottom-up fundamental research, potentially resulting in the Fund focusing on one or more sectors from time to time. For instance, the Fund may allocate a substantial portion of its assets to a particular sector based on the high conviction of its portfolio managers, or as a result of stock selection.

Subject to the Adviser’s oversight, the Sub-Adviser makes investment decisions regarding which securities to buy and sell for the Fund. In identifying securities to purchase for the Fund’s portfolio, the Sub-Adviser focuses on companies that it believes demonstrate sustainable earnings growth, based on the Sub-Adviser’s fundamental analysis of individual companies. In the Sub-Adviser’s view, companies that have sustainable earnings growth are companies that (i) establish competitive and advantageous positions in growing markets and segments where demand is rapidly rising; (ii) have distinctive business models that create new markets where the Sub-Adviser determines that competition does not exist and enjoy substantial marginal profits; and (iii) are able to ignite new demand by developing new products and services which the Sub-Adviser determines did not exist previously. Other fundamental characteristics are also considered when evaluating companies to be included in the Fund’s portfolio, including but not limited to (i) size,

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stability and trajectory of cash flows; (ii) management’s experience, capability and depth; (iii) marketing strategies; (iv) current and future products or services; (v) corporate governance; and (vi) financial health. A determination to sell a company is typically triggered by either (i) negative change on company fundamentals; or (ii) stock price volatility.

Due to its investment strategy, the Fund may buy and sell securities frequently. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Market Risk – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Risk of Investing in Japan – The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on

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international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. There can be no assurance that overseas demand for the products and services of Japanese companies will not change adversely in the future. China has become an important trading partner with Japan, but the countries’ political relationship has been strained at times. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

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Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Medium Capitalization Companies Risk – The risk that medium capitalization companies in which the Fund may invest may have greater price volatility, lower trading volume and be more vulnerable to adverse business or economic events than larger, more established companies. In addition, medium capitalization companies may have narrow product lines, smaller shares of their product or service markets and fewer financial resources than large capitalization companies.

Small Capitalization Companies Risk – The risk that, compared to medium and large capitalization companies, small capitalization companies in which the Fund may invest may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Active Management Risk – The Fund is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment

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decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Management Risk – The success of the Fund’s strategy is dependent on the Sub-Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. If the Sub-Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Growth Style Risk – The Adviser’s or the Sub-Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

ETF Risks – The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

Trading Risk – Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These factors, among others, may lead

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to the Fund’s shares trading at a premium or discount to their NAV and bid-ask spreads may widen. If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Cash Transactions Risk – Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Derivatives Risk – The Fund’s use of futures contracts is subject to leverage risk, correlation risk, liquidity risk and market risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain

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derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Leverage Risk – The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Valuation Risk – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Non-Diversification Risk – The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing the Fund’s performance for the 2025 calendar year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://funds.rayliant.com or by calling toll-free to 866-898-1688.

BEST QUARTER	WORST QUARTER
18.75%	(3.59)%
6/30/2025	3/31/2025

Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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Rayliant SMDAM Japan Equity ETF	1 Year	Since Inception (4/3/2024)
Fund Returns Before Taxes	18.76%	17.99%
Fund Returns After Taxes on Distributions	18.66%	17.85%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	11.83%	14.15%
TOPIX Total Return Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes (except for foreign withholding taxes))	26.15%	14.71%

Investment Adviser and Sub-Adviser

Rayliant Investment Research, doing business as Rayliant Asset Management, serves as investment adviser to the Fund. Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM, serves as investment sub-adviser to the Fund.

Portfolio Managers

Rayliant Investment Research, doing business as Rayliant Asset Management

Jason Hsu, PhD, Chief Investment Officer, has managed the Fund since its inception in 2024.

Phillip Wool, PhD, Chief Research Officer, Head of Portfolio Management, has managed the Fund since its inception in 2024.

Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM

Tomoko Yokoyama, CMA, Portfolio Manager, has managed the Fund since its inception in 2024.

Takahiro Uemura, CMA,Portfolio Manager, has managed the Fund since its inception in 2024.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 39 of the prospectus.

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Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

The Funds issue shares to (or redeems shares from) certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Funds and/or cash.

Individual shares of the Funds may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). When available, recent information regarding a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at https://funds.rayliant.com.

Tax Information

The Funds intend to make distributions that may be taxed as qualified dividend income, ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Index Information/Trademark License/Disclaimers

Wilshire Indexes is the Index Provider for the Rayliant Wilshire NxtGen US Large Cap Equity ETF and Rayliant Wilshire NxtGen Emerging Markets Equity ETF. Each Index is the property of the Index Provider.

The Index Provider is not affiliated with the Trust, the Adviser, or the Funds’ distributor. The Index Provider and the Adviser have entered into a licensing agreement pursuant to which the Index Provider licenses the use of the Indexes and certain trademarks and trade names to the Adviser.

Disclaimers

The FT Wilshire US Large NxtGen IndexSM and FT Wilshire Emerging Large NxtGen IndexSM (the “Indexes”) are servicemarks owned or licensed by Wilshire Opco UK Limited (“Wilshire Indexes”) and have been licensed for use by the Adviser. Wilshire® is a registered trademark owned by Wilshire Advisors LLC and is used under license. “FT” is the trademark of The Financial Times Limited and is used under license. All copyrightable subject matter and all other intellectual property rights in a Wilshire Indexes index and Wilshire Indexes data is © 2025 Wilshire Indexes or its licensors, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire Indexes and Wilshire Indexes makes no representations, warranties or other commitments with respect to the Funds. Wilshire Indexes does not accept any liability to any person for loss or damage arising out of any error or omission in Wilshire Indexes’ indexes or data.

Wilshire Indexes does not: recommend that any person invest in the Funds or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds; have any responsibility or liability for the administration, management or marketing of the Funds; consider the needs of the Fund or the owners of the Funds in determining, composing or calculating the Indexes or have any obligation to do so.

WILSHIRE INDEXES SHALL HAVE NO LIABILITY IN CONNECTION WITH THE FUNDS. SPECIFICALLY: WILSHIRE INDEXES MAKES NO REPRESENTATION, WARRANTY OR OTHER TERM, EXPRESS OR IMPLIED, REGARDING: THE RESULTS TO BE OBTAINED BY THE FUNDS, THE OWNER OF A FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEXES AND THE DATA INCLUDED IN THE INDEXES; THE ACCURACY OR COMPLETENESS OF THE INDEXES AND ANY RELATED DATA; THE MERCHANTABILITY OR THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEXES AND/OR RELATED DATA; WILSHIRE

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INDEXES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEXES OR RELATED DATA. UNDER NO CIRCUMSTANCES WILL WILSHIRE INDEXES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF WILSHIRE INDEXES KNOWS THAT THEY MIGHT OCCUR. THE LICENSING AGREEMENT BETWEEN THE ADVISER AND WILSHIRE INDEXES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUNDS OR ANY OTHER THIRD PARTIES.

More Information about the Funds’ Investment Objectives and Principal Investment Strategies

Investment Objectives

The investment objective of the US Large Cap Equity ETF is to seek to track the total return performance, before fees and expenses, of the FT Wilshire US Large NxtGen Index. The investment objective of the Emerging Markets Equity ETF is to seek to track the total return performance, before fees and expenses, of the FT Wilshire Emerging Large NxtGen Index (together with the FT Wilshire US Large NxtGen Index, the “Indexes” and each, an “Index”). The investment objective of the SMDAM Fund is to seek long-term capital appreciation. The investment objective of each Fund is not a fundamental policy and may be changed by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”) without shareholder approval.

Investment Strategies

Rayliant Wilshire NxtGen US Large Cap Equity ETF

The US Large Cap Equity ETF seeks to track the performance, before fees and expenses, of the FT Wilshire US Large NxtGen Index. The FT Wilshire US Large NxtGen Index, developed by the Index Provider in partnership with the Adviser, tracks the performance of stocks of large capitalization companies domiciled in the United States. As of September 30, 2025, the companies included in the FT Wilshire US Large NxtGen Index had a market capitalization ranging from $13.2 billion to $4.5 trillion. The FT Wilshire US Large NxtGen Index include common stocks and REITs. The Index Provider designs, maintains, and calculates the FT Wilshire US Large NxtGen Index using a transparent, ruled-based methodology. This methodology incorporates return forecasts from quantitative machine learning models developed by the Adviser, guiding stock selection and weighting within the FT Wilshire US Large NxtGen Index.

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The Adviser employs a passive indexing investment approach. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in component securities of the FT Wilshire US Large NxtGen Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the FT Wilshire US Large NxtGen Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may also invest in total return swaps and P-Notes that are not components of the Index that the Adviser believes will help the Fund track the FT Wilshire US Large NxtGen Index.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the FT Wilshire US Large NxtGen Index concentrates in an industry or group of industries. As of September 30, 2025, the Index was not concentrated in any particular industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of September 30, 2025, a significant portion of the FT Wilshire US Large NxtGen Index Index consisted of companies in the Digital Information and Services sector and the Technology sector, as each such sector is defined by the GATS, as set forth in the Global Assets Taxonomy System Principles and Methodology (June 2025) published by Wilshire Indexes. The GATS is a functional, bottom-up industry classification framework maintained by Wilshire Indexes that assigns companies to industries, supersectors, sectors and subsectors based primarily on the principal business activity generating at least 50% of a company’s revenues. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

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Rayliant Wilshire NxtGen Emerging Markets Equity ETF

The Fund seeks to track the performance, before fees and expenses, of the FT Wilshire Emerging Large NxtGen Index. The FT Wilshire Emerging Large NxtGen Index, developed by the Index Provider in partnership with the Adviser, is composed of equity securities of issuers incorporated, headquartered in or with primary listings in one of twenty-four designated emerging market countries (the “Eligible Countries”), which include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates.

Chinese issuers included in the FT Wilshire Emerging Large NxtGen Index may be incorporated outside of mainland China in jurisdictions such as Hong Kong or in certain offshore locations (the “Benefit Countries”), which include Bermuda, British Virgin Islands, Cayman Islands, Gibraltar, Guernsey, Isle of Man, Jersey, and Marshall Islands. Such issuers may list on exchanges in Hong Kong, New York (N-shares), or Singapore (S-Chips). Taiwanese issuers may similarly maintain operational headquarters in mainland China or be incorporated in a Benefit Country.

The Index includes listed equity securities such as common shares, ordinary shares, and preferred shares. With respect to Chinese issuers, the Index may also include A-shares, B-shares (included in the Northbound China Stock Connect Scheme Buy-and-Sell List or traded on either the Shanghai or Shenzhen stock exchanges), H-shares, Red Chips, P-Chips (traded on the Hong Kong stock exchange), S-Chips, and N-shares. Securities must be exchange-listed to qualify for inclusion. Securities trading solely over-the-counter and issuers that are subject to a U.S. sanctions program are excluded.

For each Eligible Country, an index universe is established that consists of all eligible securities assigned to that country, which is then divided into large and small cap segments and screened for investability. The large cap segments are then aggregated to form the FT Wilshire Emerging Large Cap Index, from which the Index is constructed. As of September 30, 2025, the companies included in the Index had a market capitalization ranging from $1.01 billion to $1.11 trillion.

The Index Provider designs, maintains, and calculates the Index using a transparent, ruled-based methodology. This methodology incorporates return forecasts from quantitative machine learning models developed by the Adviser, guiding stock selection and weighting within the FT Wilshire Emerging Large NxtGen Index.

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The Fund uses a “passive management” (or indexing) approach in seeking to achieve its investment objective. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in component securities of the FT Wilshire Emerging Large NxtGen Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the FT Wilshire Emerging Large NxtGen Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the FT Wilshire Emerging Large NxtGen Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the FT Wilshire Emerging Large NxtGen Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the FT Wilshire Emerging Large NxtGen Index as a whole. The Fund may also invest in total return swaps and P-Notes that are not components of the Index that the Adviser believes will help the Fund track the FT Wilshire Emerging Large NxtGen Index.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the FT Wilshire Emerging Large NxtGen Index concentrates in an industry or group of industries. As of September 30, 2025, the Index was not concentrated in any one industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of September 30, 2025, a significant portion of the Index consisted of companies in the Financials and Technology sectors, as each such sector is defined by the GATS, as set forth in the Global Assets Taxonomy System Principles and Methodology (June 2025) published by Wilshire Indexes. The GATS is a functional, bottom-up industry classification framework maintained by Wilshire Indexes that assigns companies to industries, supersectors, sectors and subsectors based primarily on the principal business activity generating at least 50% of a company’s revenues. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

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Index Methodology (US Large Cap Equity ETF and Emerging Markets Equity ETF)

Each Fund’s Index is a smart-beta, machine learning-driven index that seeks to enhance performance by harnessing a broad factor set including over 100 market and fundamental signals. Each Index actively optimizes for expected risk-adjusted returns while maintaining diversification and is constructed to generate alpha via systematic, data-intensive strategy design.

The Index construction process for the US Large Cap Equity ETF begins with the universe of companies that are current members of the FT Wilshire US Large Cap Index. The Index construction process for the Emerging Markets Equity ETF begins with the universe of companies that are current members of the FT Wilshire Emerging Large Cap Index (together with the FT Wilshire US Large Cap Index, the “Underlying Benchmarks” and each, an “Underlying Benchmark”).

The construction of each Index is then divided into three steps: (1) risk-adjusted returns estimation via machine learning; (2) covariance matrix estimation and (3) mean-tracking error optimization, as described in greater detail below.

1. Risk-Adjusted Returns Estimation via Machine Learning

The first step of the construction process for each Index involves forecasting the expected risk-adjusted return of each component of the applicable Underlying Benchmark using machine learning models. These models analyze over 100 stock-level market and fundamental characteristics from well-established academic research, drawn from 12 different categories including accounting conservatism, default risk, growth, investment conservatism, issuance, liquidity, low risk, momentum, productivity, profitability, size, and value. The models are based on historical data and aim to identify patterns that help predict which stocks that comprise an Underlying Benchmark are likely to outperform.

2. Covariance Matrix Estimation

The second step of the construction process for each index utilizes a covariance matrix to estimate risk and correlations between stocks of the applicable Underlying Benchmark. The covariance matrix uses a statistical factor model to identify how the daily returns of stocks comprising the Underlying Benchmark move in relation to each other, and allows the models to understand how combining different stocks will affect the total risk of the portfolio.

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3. Mean-Tracking Error Optimization

In the final step of Index construction process for each index, a mean-tracking error optimization is performed using the expected returns determined in Step 1 above and the covariance matrix estimated in Step 2. This mathematical process selects stock weights that aim to maximize return while minimizing tracking error from the applicable Underlying Benchmark in terms of risk and exposure. The optimization imposes certain constraints to ensure that each Index remains aligned with its Underlying Benchmark, including industry exposure limits and individual stock weight caps. Stocks with trivial target weights, as defined in the Index methodology, are removed from the Index. The optimization process is repeated periodically to adapt to changing market conditions.

Each Index is reconstituted on a quarterly basis. A constituent will be removed from an Index if it is removed from its Underlying Benchmark.

Rayliant SMDAM Japan Equity ETF

The SMDAM Japan Equity ETF invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers located in Japan. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund’s sub-adviser, Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM (the “Sub-Adviser” or “SMDAM”), considers an issuer to be located in Japan if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or has its principal office in Japan; (ii) the issuer has the primary trading markets for its securities in Japan; (iii) the issuer derives at least 50% of its revenue or profits from goods or services sold or performed, or investments made, in Japan; or (iv) the issuer has at least 50% of its assets in Japan. For clarity, SMDAM may rely on only one criterion to determine an issuer’s location even if other criteria may indicate a different location.

The equity securities in which the SMDAM Japan Equity ETF primarily invests are common stock and preferred stock. The SMDAM Japan Equity ETF’s portfolio allocations to common and preferred stocks are determined by SMDAM based upon current and relative yield and the potential total return of these securities relative to their investable universe. The SMDAM Japan Equity ETF may invest in securities of companies with any market capitalization. The SMDAM Japan Equity ETF’s equity investments may also include derivatives, principally futures

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contracts, which will be used primarily by the Fund for hedging purposes, to equitize cash positions in the Fund’s portfolio, or to otherwise gain exposure to an instrument without investing in such instrument directly. The SMDAM Japan Equity ETF will utilize futures contracts because they not only provide equity exposure to the Fund’s cash balance, but also provide increased flexibility in responding to client cash flow needs (e.g., redemptions). Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced.

The SMDAM Japan Equity ETF possesses the discretion to allocate investments across various sectors; however, the execution of the Fund’s investment strategy may lead to a substantial portion of its net assets being invested in one or more sectors at any particular juncture. The selection of these sectors is contingent upon prevailing market demand. No predetermined sectors exist, as the SMDAM Japan Equity ETF engages in entirely bottom-up fundamental research, potentially resulting in the Fund focusing on one or more sectors from time to time.

Subject to the Adviser’s oversight, SMDAM makes investment decisions regarding which securities to buy and sell for the SMDAM Japan Equity ETF. In identifying securities to purchase for the Fund’s portfolio, SMDAM focuses on companies that it believes demonstrate sustainable earnings growth, based on the Sub-Adviser’s fundamental analysis of individual companies. In the SMDAM’s view, companies that have sustainable earnings growth are companies that (i) establish competitive and advantageous positions in growing markets and segments where demand is rapidly rising; (ii) have distinctive business models that create new markets where the Sub-Adviser determines that competition does not exist and enjoy substantial marginal profits; and (iii) are able to ignite new demand by developing new products and services which the Sub-Adviser determines did not exist previously. To identify companies falling under any of the three perspectives outlined above, SMDAM initially identifies growth fields (themes) and related companies expected to expand in the market over the next three to five years. Subsequently, SMDAM assesses a company’s competitiveness through interviews with representatives from the company itself, considering factors such as market growth potential and competitive environment. Qualitative evaluations focus on determining whether the company possesses a structure conducive to sustainable profit growth, while quantitative evaluation examines growth potential, such as sales and profit growth rates, as well as profitability metrics like profit margin. Other fundamental characteristics are also considered when

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evaluating companies to be included in the SMDAM Japan Equity ETF’s portfolio, including but not limited to (i) size, stability and trajectory of cash flows; (ii) management’s experience, capability and depth; (iii) marketing strategies; (iv) current and future products or services; (v) corporate governance; and (vi) financial health. A determination to sell a company is typically triggered by either (i) negative change on company fundamentals; or (ii) stock price volatility.

Due to its investment strategy, the SMDAM Japan Equity ETF may buy and sell securities frequently. The SMDAM Japan Equity ETF is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Temporary Defensive Measures (US Large Cap
Equity ETF and Emerging Markets Equity ETF)

The Adviser generally does not engage in temporary defensive investing with respect to the US Large Cap Equity ETF and Emerging Markets Equity ETF, unless the Adviser determines that taking temporary defensive measures is in the best interest of a Fund or its shareholders. Under ordinary circumstances, the Adviser keeps each Fund’s assets fully invested in all market environments. As a result, a Fund may be more vulnerable to market movements that are adverse to the Fund’s investment objective than funds that engage in temporary defensive investing strategies. The Adviser monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error, as applicable, and to maximize liquidity. If the Adviser determines that taking temporary defensive measures is in the best interest of a Fund or its shareholders, the Adviser may invest some or all of a Fund’s assets in money market instruments and other cash equivalents that would not ordinarily be consistent with the Fund’s investment objective. If a Fund invests in this manner, it may cause the Fund to not achieve its investment objective.

Temporary Defensive Measures (SMDAM Japan Equity ETF)

The investments and strategies described in this prospectus are those that the SMDAM Japan Equity ETF uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. The Fund will

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only do so if the Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

Additional Investments (All Funds)

This prospectus describes each Fund’s principal investment strategies, and each Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, a Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (the “SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

More Information about Principal Risks

Investing in each Fund involves risk and there is no guarantee that any Fund will achieve its goals. The Adviser’s and, with respect to the SMDAM Japan Equity ETF, SMDAM’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser or, with respect to the SMDAM Japan Equity ETF, SMDAM does, you could lose money on your investment in a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Depositary Receipts Risk (SMDAM Japan Equity ETF) — American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts (collectively, “Depositary Receipts”) are typically

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issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of Depositary Receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. The values of Depositary Receipts may decline for a number of reasons relating to the issuers or sponsors of the Depositary Receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk (All Funds) — Investments in futures and swaps are subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify a Fund’s gains or losses. There are various factors that affect a Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent a Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a Fund. Derivatives are often more volatile than other investments and a Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser’s use of derivatives will be successful in achieving its intended goals.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a

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significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Moreover, regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts (SMDAM Japan Equity ETF) — Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. The risks of futures include: (i) leverage risk; (ii) correlation risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There

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can be no assurance that any particular futures strategy adopted will succeed.

Swap Agreements (US Large Cap Equity ETF and Emerging Markets Equity ETF) — In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk, credit risk and valuation risk. Swaps may also be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Emerging Markets Securities Risk (Emerging Markets Equity ETF) — Investments in emerging market companies, including those outside of China, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Market Risk (All Funds) — Because a Fund may invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such

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impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East and the threat of and/or actual imposition of tariffs by the United States and other countries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

ETF Risks (All Funds) — The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

Limited Authorized Participants, Market Makers and Liquidity Providers Risk (All Funds) — Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s shares and the value of its underlying securities.

Cash Transactions Risk (All Funds) — Like other ETFs, a Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, a Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an

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investment in a Fund may be less tax-efficient than an investment in other ETFs as a Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, a Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Index-Related Risk (US Large Cap Equity ETF and Emerging Markets Equity ETF) — The US Large Cap Equity ETF and Emerging Markets Equity ETF each seeks to achieve investment results that correspond (before fees and expenses) generally to the performance of its Index, as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Indexes accurately, or that the Indexes will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Indexes are designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Indexes or their related data, and they do not guarantee that the Indexes will be in line with the Index Provider’s methodology. The Adviser’s mandate as described in this prospectus is to manage the Funds consistently with the Indexes provided by the Index Provider to the Adviser. The Adviser does not provide any warranty or guarantee against the Index Provider’s or any agent’s errors. Errors in respect of the quality, accuracy and completeness of the data used to compile the Indexes may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact a Fund and its shareholders. For example, during a period where an Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Tracking Error Risk (US Large Cap Equity ETF and Emerging Markets Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of the Fund’s Index. Tracking error may occur because of a number of factors, including: (i) differences between

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the securities and other instruments, or the weightings thereof, held in the Fund’s portfolio and those included in the Index, (ii) pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), (iii) Fund fees and expenses, including transaction costs, (iv) the Fund’s holding of uninvested cash, (v) differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, (vi) the requirements to maintain pass-through tax treatment, (vii) portfolio transactions carried out to minimize the distribution of capital gains to shareholders, and (viii) changes to the Index or the costs of complying with various new or existing regulatory requirements. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.

The US Large Cap Equity ETF and Emerging Markets Equity ETF are each a diversified fund. If the components of a Fund’s Index become weighted in a manner that would cause the Fund to be non-diversified if the Fund were to buy the components in such weights, the Fund may not be able to track the performance of the Index to the same degree that the Fund could if the Fund was a non-diversified Fund. Under these circumstances, a Fund’s tracking error may increase. If the value of one or more Index constituents increases significantly, a Fund may significantly underperform the Index if the Fund, due to its diversified status, does not invest in such securities to the same degree that such securities are represented in the Index.

Trading Risk (All Funds) — Although each Fund’s shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Shares of a Fund may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from NAV during

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periods of market volatility. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to the Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Where all or a portion of a Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of a Fund’s shares and the underlying value of those shares.

Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

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Passive Investment Risk (US Large Cap Equity ETF and Emerging Markets Equity ETF) — The US Large Cap Equity ETF and Emerging Markets Equity ETF are not actively managed. Therefore, unless a specific security is removed from a Fund’s Index, or selling that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from an Index, the applicable Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in a Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of a Fund’s shares will decline, more or less, in correspondence with any decline in value of the Fund’s Index. An Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of a Fund are conducted, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike other funds that select investments based on analyses of financial or other information relating to companies, the economy or markets, each Fund invests in companies included in the Index in accordance with its investment objective of tracking the performance of the Index. There can be no assurance that an investment in such companies would not underperform the broader market or investments with a different focus. A Fund should not be considered a complete investment program. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, a Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Quantitative Investing Risk (US Large Cap Equity ETF and Emerging Markets Equity ETF) — The US Large Cap Equity ETF and Emerging Markets Equity ETF each seeks to track the performance of its Index, which is based on expected return forecasts produced by quantitative machine learning models developed by Rayliant. No assurance can be given that stocks of companies chosen for an

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Index will outperform stocks of other companies. Moreover, there is no guarantee or assurance that the methodology used to create an Index will result in the Fund achieving positive investment returns or outperforming other investment products.

Foreign Currency Risk (Emerging Markets Equity ETF and SMDAM Japan Equity ETF) — As a result of a Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in a Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Foreign Company Risk (Emerging Markets Equity ETF and SMDAM Japan Equity ETF) — Investments in securities of foreign companies (including direct investments as well as investments through certain depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund’s investments in that country and other affected countries. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities

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at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Geographic Focus Risk (All Funds) — To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Growth Style Risk (SMDAM Japan Equity ETF) — The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Investments in Investment Companies Risk (SMDAM Japan Equity ETF) — The Fund may purchase shares of investment companies. When the Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

ETFs – ETFs are pooled investment vehicles whose shares are listed and traded on U.S. and non-U.S. stock exchanges. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in

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the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Large Capitalization Risk (US Large Cap Equity ETF and SMDAM Japan Equity ETF) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk (SMDAM Japan Equity ETF) — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Leverage Risk (SMDAM Japan Equity ETF) — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on a Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk (All Funds) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

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Machine Learning Risk (US Large Cap Equity ETF and Emerging Markets Equity ETF) – The Indexes tracked by each Fund use machine-learning and quantitative models to determine its constituent securities and weightings. As a result, each Fund is subject to the following risks:

Machine Learning and Quantitative Index Risk – The machine-learning and quantitative models used by each Index relies on historical financial, fundamental, and market data and statistical assumptions that may not perform as intended in all market conditions. If the models or assumptions used by an Index do not accurately forecast future market behavior, the Indexes and the Funds may underperform other investment strategies or market benchmarks.

Data Quality and Model Risk – The machine-learning models used in the Index methodology depend on the accuracy, completeness, and relevance of historical data. If the data used by an Index contains errors, omissions, or biases, or becomes outdated or less relevant, an Index’s construction and performance may be adversely affected.

Market Regime Change Risk – Machine-learning models are developed using historical data and may be less effective during periods of significant market disruption, unusual volatility, or structural changes in markets. In such environments, the Index methodology may not adapt quickly or effectively, which could result in unexpected or unfavorable Index performance.

Index Methodology and Calculation Risk – Each Index relies on the systematic application of quantitative and machine-learning models. Errors in the design, calculation, or ongoing maintenance of an Index, including operational or technological errors, could cause an Index to be calculated incorrectly or differ from its intended methodology, which could negatively affect a Fund.

Cybersecurity and Technology Risk – The Index methodology relies on complex computer systems and technology. Cybersecurity incidents, system failures, or other technological disruptions affecting the Index provider or other third-party service providers could interfere with the calculation or dissemination of an Index and adversely impact a Fund.

Management Risk (SMDAM Japan Equity ETF) — The Fund is subject to the risk that the Adviser’s and/or SMDAM’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. In addition, the prices of

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common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Non-Diversification Risk (SMDAM Japan Equity ETF) — The SMDAM Japan Equity ETF is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the SMDAM Japan Equity ETF may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Participatory Notes Risk (Emerging Markets Equity ETF) — P-Notes are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks of investing directly in the underlying security, as well as counterparty risk associated with the financial institutions issuing the notes.

Portfolio Turnover Risk (All Funds) — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

Preferred Stock Risk (Emerging Markets Equity ETF and SMDAM Japan Equity ETF) — Preferred stocks in which a Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Quantitative Investing Risk (All Funds) — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific

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measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

REITs Risk (US Large Cap Equity ETF) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear the expenses of the REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Risk of Investing in China (Emerging Markets Equity ETF) — Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may

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do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

Risk of Investing in Japan (SMDAM Japan Equity ETF) — Because the Fund invests in securities of Japanese companies, the Fund is more susceptible to changes in Japanese economic and political conditions. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. In the past, the Japanese economy has been adversely affected by, among other factors, trade tariffs, government intervention and other protectionist measures, relatively high unemployment rates, competition from emerging economies and the economic conditions of its trading partners. There can be no assurance that overseas demand for the products and services of Japanese companies will not change adversely in the future. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, or social instability in those countries (whether resulting from local or global events). Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Fund’s investments.

Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. In addition, Japan relies on oil imports, and higher commodity prices could have a negative impact on the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or

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surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

Sector Focus Risk (All Funds) — Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of their shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, each Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. The Funds’ sector exposures may change over time, as macroeconomic, market, sector and company-specific conditions change.

Digital Information and Services Sector Risk (US Large Cap Equity ETF) — The Fund’s investments are exposed to issuers conducting business in the Digital Information and Services sector. The digital information and services sector includes companies involved in cloud computing, digital media, data analytics, online platforms, and related technologies. These companies are subject to rapid technological change, intense competition, and evolving regulatory environments, including data privacy, cybersecurity, and content moderation laws. They may also face heightened risks related to intellectual property, reliance on third-party infrastructure or digital platforms, and changes in consumer preferences. Additionally, security breaches, system failures, or regulatory investigations could materially affect their business operations and valuations. As a result, investments in this sector may exhibit higher volatility and carry a greater risk of loss compared to investments spread across a broader range of sectors.

Financials Sector Risk (Emerging Markets Equity ETF) — A fund that focuses in the Financials sector may be subject to greater risks than a portfolio without such a focus. Companies in the Financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the Financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries of any individual financial company or of the Financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the Financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the Financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in

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the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The Financials sector is particularly sensitive to fluctuations in interest rates. The Financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.

Technology Sector Risk (US Large Cap Equity ETF and Emerging Markets Equity ETF) — Investments in technology securities involve special risk considerations. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the technology industry, both domestically and internationally, may affect negatively the financial condition of technology companies, and a substantial investment in technology securities may subject a Fund to more volatile price movements than a more diversified portfolio of securities. In certain circumstances, technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent and new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. In addition to the foregoing risks, technology companies operating in the health sciences and healthcare sector may be subject to product liability litigation. As a result of these and other reasons, investments in the technology industry can experience sudden and rapid appreciation and depreciation.

Small and Medium Capitalization Companies Risk (Emerging Markets Equity ETF and SMDAM Japan Equity ETF) — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed

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on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Stock Connect Investing Risk (Emerging Markets Equity ETF) — Investments in China A shares listed and traded through Stock Connect involve unique risks. Fund purchases of China A Shares through Stock Connect involve ownership rights that are exercised differently than those involved in U.S. securities markets. When the Fund buys a Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock through Stock Connect, the Fund is purchasing a security registered under the name of the Hong Kong Securities Clearing Company Limited (“HKSCC”) that acts as a nominee holder for the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock. The Fund as the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock can exercise its rights through its nominee HKSCC. However, due to the indirect nature of holding its ownership interest through a nominee holder, the Fund might encounter difficulty in exercising or timely exercising its rights as the beneficial owner when trading through HKSCC under Stock Connect, and such difficulty may expose the Fund to risk of loss.

Valuation Risk (All Funds) — The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). Because foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Information about Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

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Investment Adviser

Rayliant Investment Research, a California registered corporation doing business as Rayliant Asset Management, serves as the investment adviser to the Funds. The Adviser’s principal place of business is 5140 Birch Street, Suite 300, Newport Beach, CA 92660. The Adviser is wholly owned by Rayliant Global Advisors Limited (“RGA”), which was established in February 2012 as the Asian hub for Research Affiliates, LLC (“Research Affiliates”) under the name Research Affiliates Global Advisors, Ltd. As of September 30, 2025, the Adviser had approximately $226.7 million in assets under management.

The Adviser makes investment decisions for the Funds, except for the SMDAM Japan Equity ETF, and continuously reviews, supervises and administers each Fund’s investment program. In addition, the Adviser oversees SMDAM to ensure its compliance with the investment policies and guidelines of the SMDAM Japan Equity ETF and monitors SMDAM’s adherence to its investment styles. The Adviser pays SMDAM out of the advisory fees it receives from the SMDAM Japan Equity ETF. The Board oversees the Adviser and SMDAM and establishes policies that the Adviser and SMDAM must follow in their management activities.

Under the investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee Rate
Rayliant Wilshire NxtGen US Large Cap Equity ETF	0.32%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	0.52%
Rayliant SMDAM Japan Equity ETF	0.65%

With respect to the US Large Cap Equity ETF and Emerging Markets Equity ETF, the advisory fee is a unitary management fee designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, except for advisory fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, other expenditures which are capitalized in

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accordance with generally accepted accounting principles, and non-routine expenses.

Prior to December 19, 2025, (i) the US Large Cap Equity ETF and Emerging Markets Equity ETF paid the Adviser a non-unitary management fee of 0.65% based on the average daily net assets of the Fund; and (ii) the Adviser contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual operating expenses of the US Large Cap Equity ETF and the Emerging Markets Equity ETF (excluding certain excluded expenses) from exceeding 0.80% and 0.88%, respectively.

With respect to the SMDAM Japan Equity ETF, the Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding any class-specific expenses (including distribution and service (12b-1) fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until January 31, 2027 (the “contractual expense limit”).

Fund	Contractual Expense Limit
Rayliant SMDAM Japan Equity ETF	0.72%

The Adviser may receive from the Japan Equity ETF the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

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For the fiscal year ended September 30, 2025, the Adviser received advisory fees (after fee waivers), stated as a percentage of the average daily net assets of each Fund as follows:

Fund	Advisory Fees Paid
Rayliant Wilshire NxtGen US Large Cap Equity ETF	0.33%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	0.16%
Rayliant SMDAM Japan Equity ETF	0.00%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreements is available in the Funds’ reports filed on Form N-CSR for the fiscal year ended September 30, 2025.

Investment Sub-Adviser

Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM, located at Toranomon Hills Business Tower 26F, 17-1, Toranomon 1-chome, Minato-ku, Tokyo, serves as a sub-adviser to the Rayliant SMDAM Japan Equity ETF. SMDAM, a limited company organized in Japan, is registered as an investment adviser with the SEC and was formed by the merger of Sumitomo Mitsui Asset Management Company, Ltd and Daiwa SB Investments Ltd in 2019. Sumitomo Mitsui Financial Group, Inc. (“SMFG”) is the parent company of SMDAM and owns 50.01% of its shares. SMFG is the holding company of SMBC Group, which is a global financial entity with operations in various fields, including banking, leasing, securities, credit cards, and consumer finance. As of September 30, 2025, SMDAM had approximately $168 billion in assets under management.

Subject to the Adviser’s oversight, SMDAM makes investment decisions regarding which securities to buy and sell for the SMDAM Japan Equity ETF in accordance with the investment policies and guidelines of the Fund. For its services, SMDAM is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 50% of the advisory fee, net of any Fund waivers or reimbursements, received by the Adviser from the SMDAM Japan Equity ETF.

A discussion regarding the basis for the Board’s approval of the SMDAM Japan Equity ETF’s investment sub-advisory agreement is available in the Fund’s reports filed on Form N-CSR for the fiscal year ended September 30, 2025.

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Portfolio Managers

Rayliant

Jason Hsu, PhD has served as Chief Investment Officer at the Adviser since June 2017. He is also the founder and chairman of RGA. Previously, Mr. Hsu was Co-Founder and Vice Chairman of Research Affiliates from 2007 to 2018. He has 29 years of industry experience. He holds a BS in Physics from the California Institute of Technology, an MS in Finance from Stanford University and a PhD in Finance from UCLA. Mr. Hsu has served as a portfolio manager of the US Large Cap Equity ETF and Emerging Markets Equity ETF since 2021, and the SMDAM Japan Equity ETF since 2024.

Phillip Wool, PhD has served as Chief Research Officer and Head of Portfolio Management since September 2022, and prior to that, Head of Investment Solutions since June 2017. Previously, he was an Assistant Professor of Finance at State University of New York in Buffalo from 2013 to 2017. Prior to that, Mr. Wool was a research analyst at Hammond Associates, an institutional fund consultant, covering alternative investments. Mr. Wool has 22 years of industry experience. He received a BA and a BSBA from Washington University in St. Louis and a PhD in finance from UCLA. Mr. Wool has served as a portfolio manager of the US Large Cap Equity ETF and Emerging Markets Equity ETF since 2021, and the SMDAM Japan Equity ETF since 2024.

SMDAM

Tomoko Yokoyama, CMA, Portfolio Manager, joined SMDAM in 2012 and has held various positions including asset allocation for global funds, quantitative investments in Asian and Chinese equities, and Japanese equities GARP and growth investing. She holds an M.Sc. in Mathematics and Computing Science from the Graduate School of Tokyo Institute of Technology. Ms. Yokoyama has served as a portfolio manager of the SMDAM Japan Equity ETF since 2024.

Takahiro Uemura, CMA, Portfolio Manager, has over 33 years of industry experience has been with SMDAM since 1999 when he first joined Sumitomo Mitsui Asset Management, which was one of SMDAM’s legacy companies pre-merger. He started his investment career in 1991 with a life insurance company as a portfolio manager/analyst and worked in New York for 1 year in Paine Webber’s semiconductor sector research team. In 1999, he became responsible for major public and corporate pension funds and several investment trust funds at Sumitomo Mitsui Asset Management and became lead portfolio manager of the Japan

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Growth Strategy in 2009. He holds a B.Sc. in Engineering from Waseda University. Mr. Uemura has served as a portfolio manager of the SMDAM Japan Equity ETF since 2024.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Purchasing and Selling Fund Shares

The Funds issue shares to (or redeem shares from) certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Funds and/or cash.

Shares of each Fund are listed for trading on the Exchange. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares of each Fund will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of such shares. A business day with respect to the Funds is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund’s NAV is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, securities are valued at fair value. The Board has designated the Adviser as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s

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oversight. The Adviser has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Adviser makes fair value determinations. The Adviser’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Adviser may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. Foreign securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any foreign securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the foreign markets and the time as of which a Fund prices its shares, the value the Adviser assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Adviser may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which the Adviser would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Funds calculated their NAV. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

Payments to Financial Intermediaries

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds,

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their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

Distribution Plan

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee is 0.25% of the average daily net assets of a Fund.

The implementation of any payments under the distribution plan must be approved by the Board prior to implementation.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with “shelf space,” placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

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The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of a Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, each Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of a Fund are issued and redeemed only in large quantities of shares known as Creation Units available only from a Fund directly to Authorized Participants, and that most trading in the Funds occurs on the Exchange at prevailing market prices and does not involve the Funds directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Funds or their shareholders. In addition, frequent trading of a Fund’s shares by Authorized Participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

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Dividends, Distributions and Taxes

Fund Distributions

Each Fund distributes its net investment income, if any, and makes distributions of its net realized capital gains, if any, at least annually. If you own shares of a Fund on the Fund’s record date, you will be entitled to receive the distribution.

Dividend Reinvestment Service

Brokers may make available to their customers who own shares of a Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of a Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

Tax Information

The following is a summary of certain important U.S. federal income tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in a Fund. Your investment in a Fund may have other tax implications. More information about taxes is located in the SAI.

You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds

Each Fund has elected (or intends to elect) and intends to qualify each year as a regulated investment company (“RIC”) under the Code. If each Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if a Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions were not available) in fund-level taxation

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and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions, you sell Fund shares, and you purchase or redeem Creation Units (Authorized Participants only).

Tax Status of Distributions

●	The Funds intend to distribute for each year substantially all of their net investment income and net capital gains income.

●	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

●

The income dividends you receive from a Fund may be taxed as either ordinary income or “qualified dividend income.” Dividends that are reported by a Fund as qualified dividend income are generally taxable to non-corporate shareholders at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income generally is income derived from dividends paid to a Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. China and Japan have comprehensive income tax treaties with the United States that permit corporations incorporated therein to be treated as qualified foreign corporations that are able to distribute dividends eligible to be treated as qualified dividend income. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund’s shares. Holding periods may be suspended for these purposes for stock that is hedged. Distributions that a Fund receives from an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such underlying fund. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income.

●	Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than

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how long a shareholder has owned its shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares. For non-corporate shareholders, long-term capital gains are generally taxable at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Distributions from a Fund’s short-term capital gains are generally taxable as ordinary income.

●

Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Funds’ investment strategies will significantly limit their ability to distribute dividends eligible for the dividends received deduction.

●

In general, Fund distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January but declared by a Fund to shareholders of record in October, November or December of the previous year will be treated as having been received by shareholders on December 31 of the calendar year in which declared, and thus may be taxable to you in the previous year.

●

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should generally be avoided by taxable investors.

●	A Fund (or your broker) will inform you of the amount and character of any distributions shortly after the close of each calendar year.

Tax Status of Share Transactions

Each sale of Fund shares or redemption of Creation Units will generally be a taxable event. Assuming a shareholder holds Fund shares as a capital asset, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than twelve months. Any capital gain or loss realized upon a sale of Fund shares held for twelve months or less is

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generally treated as short-term gain or loss. Any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent distributions of long-term capital gain were paid (or treated as paid) with respect to such shares. Any loss realized on a sale will be disallowed to the extent shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. For tax purposes, an exchange of shares for shares of a different fund is the same as a sale. The ability to deduct capital losses may be limited.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between (i) the market value of the Creation Units at the time of the exchange plus any cash received in the exchange and (ii) the Authorized Participant’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between (i) the Authorized Participant’s basis in the Creation Units and (ii) the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service (“IRS”), however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Authorized Participants should consult their own tax advisor with respect to whether wash sales rules apply and when a loss might be deductible.

A Fund may pay the redemption price for Creation Units at least partially with cash, rather than the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

The cost basis of shares of a Fund acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom

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you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Foreign Taxes

To the extent that a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of the total assets of a Fund consist of foreign securities at the end of the Fund’s taxable year, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or your broker) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Net Investment Income Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors

If you are a nonresident alien individual or a foreign corporation, partnership, trust or estate, (i) a Fund’s ordinary income dividends distributed to you will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of your shares of the Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if you are a foreign shareholder

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engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding

A Fund (or financial intermediaries, such as brokers, through which shareholders own shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

More information about taxes is included in the SAI.

Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with a Fund’s distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of a Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and

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the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of a Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of a Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Premium/Discount Information

Information regarding how often the shares of a Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found at https://funds.rayliant.com.

Contractual Arrangements

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

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This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. A Fund may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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Financial Highlights

The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund’s financial performance for the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, independent registered public accounting firm for the Funds. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the Funds’ Form N-CSR filing for the fiscal year ended September 30, 2025, and are available upon request by calling the Funds at 866-898-1688.

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Rayliant Wilshire NxtGen US Large Cap Equity ETF

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Year/Period	$31.07	$23.40	$20.38	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.25	0.28	0.29	0.21
Net Realized and Unrealized Gain (Loss)	6.89	7.80	3.04	(4.83)
Total from Investment Operations	7.14	8.08	3.33	(4.62)
Dividends and Distributions:
Net Investment Income	(0.31)	(0.41)	(0.31)	—
Total Dividends and Distributions	(0.31)	(0.41)	(0.31)	—
Net Asset Value, End of Year/Period	$37.90	$31.07	$23.40	$20.38
Total Return‡	23.18%	34.93%	16.44%	(18.47)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$104,223	$65,244	$57,330	$50,947
Ratio of Expenses to Average Net Assets	0.80%	0.80%	0.80%	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.12%	1.16%	1.17%	1.05	%††
Ratio of Net Investment Income to Average Net Assets	0.73%	1.04%	1.29%	1.17	%††
Portfolio Turnover Rate	318%	164%	286%	235	%§

*	Commenced operations on December 15, 2021.

†	Per share data calculated using average shares method.

††	Annualized.

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‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

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Rayliant Wilshire NxtGen Emerging Markets Equity ETF

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Year/Period	$26.37	$21.19	$19.68	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.54	0.53	0.56	0.98
Net Realized and Unrealized Gain (Loss)	2.01	5.02	2.02	(6.20)
Total from Investment Operations	2.55	5.55	2.58	(5.22)
Dividends and Distributions:
Net Investment Income	(0.85)	(0.37)	(1.07)	(0.10)
Total Dividends and Distributions	(0.85)	(0.37)	(1.07)	(0.10)
Net Asset Value, End of Year/Period	$28.07	$26.37	$21.19	$19.68
Total Return‡	10.26%	26.44%	13.72%	(20.97)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$78,603	$56,690	$37,076	$18,696
Ratio of Expenses to Average Net Assets	0.88%	0.88%	0.86%	0.80%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.37%	1.46%	1.86%	1.83%††
Ratio of Net Investment Income to Average Net Assets	2.16%	2.22%	2.71%	5.53%††
Portfolio Turnover Rate	238%	205%	367%	295%§

*	Commenced operations on December 15, 2021.

†	Per share data calculated using average shares method.

††	Annualized.

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‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

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Rayliant SMDAM Japan Equity ETF

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period
	Year Ended September 30, 2025	Period Ended September 30, 2024*
Net Asset Value, Beginning of Year/Period	$28.21	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.29	0.09
Net Realized and Unrealized Gain	4.93	3.12
Total from Investment Operations	5.22	3.21
Dividends and Distributions:
Net Investment Income	(0.21)	—
Total Dividends and Distributions	(0.21)	—
Net Asset Value, End of Year/Period	$33.22	$28.21
Total Return‡	18.67%	12.84%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$15,781	$34,557
Ratio of Expenses to Average Net Assets	0.72%	0.72	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.75%	1.67	%††
Ratio of Net Investment Income to Average Net Assets	1.01%	0.70	%††
Portfolio Turnover Rate	41%	15	%§

*	Commenced operations on April 3, 2024.

†	Per share data calculated using average shares method.

††	Annualized.

‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

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The Advisors’ Inner Circle Fund III

Rayliant Wilshire NxtGen US Large Cap Equity ETF
Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Rayliant SMDAM Japan Equity ETF

Investment Adviser

Rayliant Investment Research, doing business as Rayliant Asset Management
5140 Birch Street, Suite 300
Newport Beach, CA 92660

Investment Sub-Adviser

Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM
Toranomon Hills Business Tower 26F,
17-1, Toranomon 1-chome, Minato-ku, Tokyo, Japan, 105-6426

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January 28, 2026, as it may be amended from time to time, includes detailed information about the Funds and The Advisors’ Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

To Obtain an SAI, Annual or Semi-Annual Report, Fund Financial Statements, or More Information:

By Telephone:	866-898-1688

By Mail:	Rayliant ETFs c/o SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456

By Internet:	https://funds.rayliant.com

From the SEC: You can also obtain the SAI or the annual and semi-annual reports as well as other information about The Advisors’ Inner Circle Fund III, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22920.

RAY-PS-002-0600

STATEMENT OF ADDITIONAL INFORMATION

RAYLIANT WILSHIRE NXTGEN US LARGE CAP EQUITY ETF

(FORMERLY, RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF)

TICKER SYMBOL: RWLC

RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF

(FORMERLY, RAYLIANT QUANTAMENTAL EMERGING MARKET EX-CHINA EQUITY ETF)

TICKER SYMBOL: RWEM

RAYLIANT SMDAM JAPAN EQUITY ETF

TICKER SYMBOL: RAYJ

each, a series of

THE ADVISORS’ INNER CIRCLE FUND III

January 28, 2026

Investment Adviser:

RAYLIANT INVESTMENT RESEARCH

doing business as

RAYLIANT ASSET MANAGEMENT

Principal Listing Exchange: NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors’ Inner Circle Fund III (the “Trust”) and the Rayliant Wilshire NxtGen US Large Cap Equity ETF (“US Large Cap Equity ETF”), Rayliant Wilshire NxtGen Emerging Markets Equity ETF (“Emerging Markets Equity ETF”) and Rayliant SMDAM Japan Equity ETF (“SMDAM Japan Equity ETF”) (each, a “Fund” and together, the “Funds”). This SAI is incorporated by reference into and should be read in conjunction with the Funds’ prospectus dated January 28, 2026, as it may be amended from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. The Funds’ audited financial statements dated September 30, 2025, including notes thereto and the report of the Funds’ independent registered public accounting firm thereon, are included in the most recent Form N-CSR for the Funds, and are incorporated by reference into this SAI. Shareholders may obtain copies of the Prospectus, the Funds’ annual or semi-annual report, and other information such as the Funds’ financial statements, free of charge by writing to the Funds at Rayliant ETFs, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 or calling the Funds at 866-898-1688.

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January 28, 2026	RAY-SX-002-0600

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THE TRUST

General. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013, as amended September 10, 2020 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund or exchange traded fund (“ETF”), and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

Exchange Traded Fund Structure. The Funds operate as ETFs. Rayliant Investment Research, doing business as Rayliant Asset Management (the “Adviser” or “Rayliant”), serves as the investment adviser to the Funds. Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM (“SMDAM” or “Sub-Adviser”) serves as the investment sub-adviser to the SMDAM Japan Equity ETF. The investment objective of the US Large Cap Equity ETF is to seek to track the total return performance, before fees and expenses, of the FT Wilshire US Large NxtGen Index. The investment objective of the Emerging Markets Equity ETF is to seek to track the total return performance, before fees and expenses, of the FT Wilshire Emerging Large NxtGen Index. The investment objective of the SMDAM Japan Equity ETF is to seek long-term capital appreciation.

As ETFs, the Funds offer and issue shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”). The Funds generally offer and issue shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Each Fund’s shares are listed on NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Fund’s NAV per share. A Fund’s shares are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Funds will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Trustees” or the “Board”) under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Funds fail to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

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DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus.

The US Large Cap Equity ETF and Emerging Markets Equity ETF are each classified as a “diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that with respect to 75% of their total assets, the US Large Cap Equity ETF and Emerging Markets Equity ETF may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by such Fund. Under applicable federal securities laws, the diversification of an ETF’s holdings is measured at the time a fund purchases a security. If a Fund holds securities that perform well on a relative basis, the value of those securities could appreciate such that the value of the Fund’s securities that constitute more than 5% of the Fund’s total assets, in the aggregate, might exceed 25% of the Fund’s total assets. In these circumstances, the Adviser might determine that it is in the best interests of the Fund’s shareholders not to reduce one or more of the Fund’s holdings in securities that constitute more than 5% of the Fund’s total assets. If the Adviser makes such a determination, the Fund’s holdings in such securities would continue to exceed 25% of the Fund’s total assets, and the Fund would not purchase any additional shares of securities that constituted more than 5% of the Fund’s total assets. The Fund would continue to qualify as a diversified fund under applicable federal securities laws. If more than 25% of a Fund’s assets were invested, in the aggregate, in securities of issuers that individually represented more than 5% of the Fund’s total assets, the Fund would be subject to the risk that its performance could be disproportionately affected by the performance of such securities.

The SMDAM Japan Equity ETF is non-diversified, as that term is defined under the 1940 Act, which means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the value of any one investment held by the SMDAM Japan Equity ETF could affect the overall value of the Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, the value of the shares of the SMDAM Japan Equity ETF may be more susceptible to any single economic, political or regulatory occurrence than the shares of a “diversified” fund would be. The SMDAM Japan Equity ETF, however, intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). For more information, see “Taxes” below.

The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. Each Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund’s stated investment policies, including those stated below.

American Depositary Receipts (“ADRs”)

ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

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For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers may be subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

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Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Equity Securities

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships (“MLPs”). Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

Types of Equity Securities:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Exchange-Traded Funds. An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), and iShares®. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, a Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities comprising the index which an index ETF is designed to track or the other holdings of an active or index ETF, although lack of liquidity in an ETF could result in it being more volatile than the tracked index or underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also “Securities of Other Investment Companies” below.

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Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Micro, Small and Medium Capitalization Issuers. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Initial Public Offerings (“IPOs”). A Fund may invest a portion of its assets in securities of domestic and foreign companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. A Fund may hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses for a Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

A Fund’s investments in IPOs of foreign companies are subject to the risks set forth in “Risks of Foreign Securities” below.

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General Risks of Investing in Stocks:

While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investment Trusts (“REITs”)

A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent. The above factors may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

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Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

Master Limited Partnerships

MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP’s interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

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Exchange-Traded Notes (“ETNs”)

ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. ETNs are not registered or regulated as investment companies under the 1940 Act.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. A Fund could lose some or all of the amount invested in an ETN.

Foreign Securities

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

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Investments in Emerging Markets. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of a Fund’s securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds. The Funds define the term “emerging market” to include those countries included or announced to be included in the MSCI Emerging Markets Index.

Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on securities held by the Fund or gains from the disposition of such securities.

In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. A Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

Foreign Agency Debt Obligations. A Fund may invest in uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments. Bonds issued by these foreign government agencies, subdivisions or instrumentalities are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign agency’s operations and financial condition are influenced by the foreign government’s economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government’s agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of foreign agency bonds may be less liquid while market prices may be more volatile than prices of other bonds. Additional risks associated with foreign agency investing include differences in accounting, auditing and financial reporting standards; adverse changes in investment or exchange control regulations; political instability; and potential restrictions on the flow of international capital.

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Obligations of Supranational Entities. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, World Bank, African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

Investment Funds. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

•	Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

▪	The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

▪	Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

▪	The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

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▪	The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes;

▪	A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund’s ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains; and

▪	Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, on January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”). Following a transition period, the UK and the EU signed a post-Brexit trade agreement governing their future economic relationship on December 30, 2020. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

In addition, on February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the UK, Germany, and France, as well as the EU, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund's investments due to the interconnected nature of the global economy and capital markets.

Similarly, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure to affected issuers.

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•	Information and Supervision. There may be less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

•	Stock Exchange and Market Risk. The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of possible ways.

Foreign stock markets may:

▪	Be generally more volatile than, and not as developed or efficient as, those in the United States;

▪	Have substantially less volume;

▪	Trade securities that tend to be less liquid and experience rapid and erratic price movements;

▪	Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

▪	Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

▪	Have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

▪	Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

▪	Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

▪	There may be less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

▪	Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

▪	Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

▪	Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

•	Foreign Currency Risk. While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

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▪	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

▪	Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

▪	Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

▪	There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

▪	Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

▪	The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

•	Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Funds to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Funds receive from their investments.

Risks of Investing in China and Hong Kong. In addition to the risks of investing in emerging markets discussed above, investing in securities listed and traded in China involves other specific risks. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty; (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xv) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvi) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xvii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xviii) the risk that certain companies in China may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism.

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The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government’s actions in this respect may not be transparent or predictable. As a result, the value of Renminbi, and the value of securities designed to provide exposure to Renminbi, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. Major remaining barriers to foreign investment include opaque and inconsistently enforced laws and regulations and the lack of a rules-based legal infrastructure. These and other factors may decrease the value and liquidity of the Funds’ investments, and therefore the value and liquidity of an investment in the Funds. These and other factors could have a negative impact on the Funds’ performance.

The laws, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of the Funds’ portfolio. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without compensation. There can be no assurance that the Chinese government will not take similar actions in the future.

Over the past few decades, China loosened some of its controls with respect to foreign investment to permit private economic activity. Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth. However, there is no guarantee that the Chinese government will continue its current economic reforms or that the growth of the Chinese economy will be sustained in the future. Economic growth in China has historically been accompanied by periods of high inflation. If measures adopted by the Chinese government to counter inflation do not succeed, and if inflation were to worsen, the Chinese economy could be adversely affected.

The Chinese government continues to be an active participant in many economic sectors through ownership positions in Chinese companies and other forms of regulation. Certain government policies may result in the preferential treatment of particular sectors or companies and may have a significant effect on the Chinese economy. Exports and trade are integral to the Chinese economy. As a result, adverse changes to the economic conditions of China’s primary trading partners, such as the United States, Japan and South Korea, could adversely impact the Chinese economy.

China operates under a civil law system, in which court precedent is not binding. The law is controlled exclusively through written statutes. Because there is no binding precedent to interpret existing statutes, there is also uncertainty regarding the implementation of existing law.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital.

In addition, periodically there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, the President of the United States signed an Executive Order (the “November 2020 Executive Order”) prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Communist Chinese military companies” or in instruments that are derivative of, or are designed to provide investment exposure to, those companies. In addition, on August 9, 2023, the President of the United States signed an Executive Order (the “August 2023 Executive Order” and, together with the November 2020 Executive Order, the “Executive Orders”) directing the U.S. Department of the Treasury (the “Treasury”) to promulgate regulations requiring notification of, or restricting, investments in China in certain categories of national security technologies, including semiconductors and microelectronics, quantum information, and certain artificial intelligence technologies. On October 28, 2024, the Treasury released a final rule implementing the China-focused outbound investment program introduced by the August 2023 Executive Order.

The universe of securities affected by the Executive Orders and any related rules can change from time to time. As a result of an increase in the number of investors looking to sell such securities, or because of an inability to participate in an investment that the Adviser otherwise believes is attractive, a Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to a Fund. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

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Investments in Variable Interest Entities (“VIEs”). In seeking exposure to Chinese companies, the Funds may invest in VIE structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. Although the U.S.-listed company in a VIE structure has no equity ownership in the underlying Chinese company, the VIE contractual arrangements permit the VIE structure to consolidate its financial statements with those of the underlying Chinese company. The VIE structure enables foreign investors, such as a Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted the non-Chinese ownership of such company. As a result, an investment in a VIE structure subjects a Fund to the risks associated with the underlying Chinese company. In its efforts to monitor, regulate and/or control foreign investment and participation in the ownership and operation of Chinese companies, including in particular those within the technology, telecommunications and education industries, the Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including VIEs, to the disadvantage of foreign investors, such as a Fund. Intervention by the Chinese government with respect to a VIE could significantly and adversely affect the Chinese company’s performance or the enforceability of the company’s contractual arrangements with the VIE and thus, the value of a Fund’s investment in the VIE. In addition to the risk of government intervention, a Fund’s investment in a VIE structure is subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements with the other entities in the VIE structure, or that Chinese law changes in a way that affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its VIE investments with little or no recourse available.

Investments in China A Shares. A Fund may invest in A Shares of companies based in China through the Shanghai-Hong Kong Stock Connect program or Shenzhen-Hong Kong Stock Connect program (collectively, “Stock Connect”) subject to any applicable regulatory limits. Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), the Hong Kong Securities Clearing Company Limited (“HKSCC”), Shanghai Stock Exchange (“SSE”), Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) with the aim of achieving mutual stock market access between China and Hong Kong. This program allows foreign investors to trade certain SSE-listed or SZSE-listed China A Shares through their Hong Kong based brokers. All Hong Kong and overseas investors in Stock Connect will trade and settle SSE or SZSE securities in the offshore Renminbi (“CNH”) only. A Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and CNH in respect of such investments.

By seeking to invest in the domestic securities markets of China via Stock Connect a Fund is subject to the following additional risks:

•	General Risks. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect a Fund. The program requires use of new information technology systems which may be subject to operational risk due to the program’s cross-border nature. If the relevant systems fail to function properly, trading in both Hong Kong and Chinese markets through the program could be disrupted.

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Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when it is a normal trading day for the Chinese market but Stock Connect is not trading. As a result, a Fund may be subject to the risk of price fluctuations in China A Shares when the Fund cannot carry out any China A Shares trading.

•	Foreign Shareholding Restrictions. The trading, acquisition, disposal and holding of securities under Stock Connect are subject at all times to applicable law, which imposes purchasing and holding limits. These limitations and restrictions may have the effect of restricting an investor’s ability to purchase, subscribe for or hold any China A Shares or to take up any entitlements in respect of such shares, or requiring an investor to reduce its holding in any securities, whether generally or at a particular point of time, and whether by way of forced sale or otherwise. As such, investors may incur loss arising from such limitations, restrictions and/or forced sale.

•	China A Shares Market Suspension Risk. China A Shares may only be bought from, or sold to, a Fund at times when the relevant China A Shares may be sold or purchased on the relevant Chinese stock exchange. SSE and SZSE typically have the right to suspend or limit trading in any security traded on the relevant exchange if necessary to ensure an orderly and fair market and that risks are managed prudently. In the event of the suspension, a Fund’s ability to access the Chinese market will be adversely affected.

•	Clearing and Settlement Risk. HKSCC and ChinaClear have established the clearing links and each will become a participant of each other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants and on the other hand undertake to fulfill the clearing and settlement obligations of its clearing participants with the counterparty clearing house.

In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with clearing participants may be limited to assisting clearing participants with claims. It is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear. Regardless, the process of recovery could be delayed and a Fund may not fully recover its losses or its Stock Connect securities.

•	Legal/Beneficial Ownership. Where securities are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of the local central securities depositaries, HKSCC and ChinaClear.

As in other emerging markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities. In addition, HKSCC, as nominee holder, does not guarantee the title to Stock Connect securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, the courts may consider that any nominee or custodian as registered holder of Stock Connect securities would have full ownership thereof, and that those Stock Connect securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither the Funds nor their custodian can ensure that a Fund’s ownership of these securities or title thereto is assured.

To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that a Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC. In the event that a Fund suffers losses due to the negligence, or willful default, or insolvency of HKSCC, the Fund may not be able to institute legal proceedings, file any proof of claim in any insolvency proceeding or take any similar action. In the event of the insolvency of HKSCC, a Fund may not have any proprietary interest in the PRC A-Shares traded through the Stock Connect program and may be an unsecured general creditor in respect of any claim the Fund may have in respect of them. Consequently, the value of a Fund’s investment in PRC A-Shares and the amount of its income and gains could be adversely affected.

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•	Operational Risk. The HKSCC provides clearing, settlement, nominee functions and other related services in respect of trades executed by Hong Kong market participants. Chinese regulations which include certain restrictions on selling and buying will apply to all market participants. Trading via Stock Connect may require pre-delivery or pre-validation of cash or shares to or by a broker. If the cash or shares are not in the broker’s possession before the market opens on the day of selling, the sell order will be rejected. As a result, a Fund may not be able to purchase and/or dispose of holdings of China A Shares in a timely manner.

•	Day Trading Restrictions. Day (turnaround) trading is not permitted through Stock Connect. Investors buying A Shares on day T can only sell the shares on and after day T+1 subject to any Stock Connect rules.

•	Quota Limitations. The Stock Connect program is subject to daily quota limitations which may restrict a Fund’s ability to invest in China A Shares through the program on a timely basis.

•	Investor Compensation. A Fund will not benefit from China Securities Investor Protection Fund in mainland China. China Securities Investor Protection Fund is established to pay compensation to investors in the event that a securities company in mainland China is subject to compulsory regulatory measures (such as dissolution, closure, bankruptcy, and administrative takeover by the China Securities Regulatory Commission). Since each Fund is carrying out trading of China A Shares through securities brokers in Hong Kong, but not mainland China brokers, therefore, it is not protected by the China Securities Investor Protection Fund.

Tax within China. Uncertainties in Chinese tax rules governing taxation of income and gains from investments in A Shares via Stock Connect could result in unexpected tax liabilities for a Fund. A Fund’s investments in securities, including A Shares, issued by Chinese companies may cause a Fund to become subject to withholding and other taxes imposed by China.

If a Fund were considered to be a tax resident of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a Fund were considered to be a non-resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax of 25% on the profits attributable to the permanent establishment. The Adviser intends to operate the Funds in a manner that will prevent it from being treated as a tax resident of China and from having a permanent establishment in China. It is possible, however, that China could disagree with that conclusion, or that changes in Chinese tax law could affect the Chinese corporate income tax status of the Funds.

China generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China. The withholding is in general made by the relevant Chinese tax resident company making such payments. In the event the relevant Chinese tax resident company fails to withhold the relevant Chinese withholding income tax or otherwise fails to pay the relevant withholding income tax to Chinese tax authorities, the competent tax authorities may, at their sole discretion, impose tax obligations on a Fund.

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The Ministry of Finance of China, the State Administration of Taxation of China and the China Securities Regulatory Commission issued Caishui No. 81 on October 31, 2014 (“Notice 81”) and Caishui [2016] No. 127 on November 5, 2016 (“Notice 127”), both of which state that the capital gain from disposal of China A Shares by foreign investors enterprises via Stock Connect will be temporarily exempt from withholding income tax. Notice 81 and Notice 127 also state that the dividends derived from A Shares by foreign investors enterprises is subject to a 10% withholding income tax.

There is no indication of how long the temporary exemption will remain in effect and the Funds may be subject to such withholding income tax in the future. If, in the future, China begins applying tax rules regarding the taxation of income from investments through Stock Connect and/or begins collecting capital gains taxes on such investments, a Fund could be subject to withholding income tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The Chinese tax authorities may in the future issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on a Fund’s return could be substantial.

In light of the uncertainty as to how gains or income that may be derived from a Fund’s investments in China will be taxed, the Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level.

Any tax provision, if made, will be reflected in the net asset value of a Fund at the time the provision is used to satisfy tax liabilities. If the actual applicable tax levied by the Chinese tax authorities is greater than that provided for by a Fund so that there is a shortfall in the tax provision amount, the net asset value of the Fund may suffer as the Fund will have to bear additional tax liabilities. In this case, then existing and new shareholders in a Fund will be disadvantaged. If the actual applicable tax levied by Chinese tax authorities is less than that provided for by a Fund so that there is an excess in the tax provision amount, shareholders who redeemed Fund shares before the Chinese tax authorities’ ruling, decision or guidance may have been disadvantaged as they would have borne any loss from the Fund’s overprovision. In this case, the then existing and new shareholders in a Fund may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. Any excess in the tax provision amount shall be treated as property of a Fund, and shareholders who previously transferred or redeemed their Fund shares will not be entitled or have any right to claim any part of the amount representing the excess.

Stamp duty under the Chinese laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A Shares traded on Chinese stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. According to the announcement jointly issued by the Ministry of Finance and the State Administration of Taxation of the PRC, starting from August 28, 2023, the stamp duty on securities transactions is reduced by half. The sale or other transfer by the Adviser of A Shares will accordingly be subject to Chinese stamp duty, but a Fund will not be subject to Chinese stamp duty when it acquires A Shares.

The Funds may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of A Shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from the trading of Chinese securities through Stock Connect. Because there is no indication how long the temporary exemption will remain in effect, the Funds may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if a Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

The Chinese rules for taxation of Stock Connect are evolving, and certain of the tax regulations to be issued by the State Administration of Taxation of China and/or Ministry of Finance of China to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Funds and their shareholders. The imposition of taxes, particularly on a retrospective basis, could have a material adverse effect on a Fund’s returns. Before further guidance is issued and is well established in the administrative practice of the Chinese tax authorities, the practices of the Chinese tax authorities that collect Chinese taxes relevant to a Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of a Fund’s investment in China and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.

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The above information is only a general summary of the potential Chinese tax consequences that may be imposed on the Funds and their shareholders either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Shareholders should seek their own tax advice on their tax position with regard to their investment in the Funds.

The Chinese government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of Chinese companies and foreign investors in such companies, such as the Funds.

Risks of Investing in Japan.

Japan may be subject to currency, economic, geographic, labor, political, security, natural disaster and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.

•	Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.

•	Economic Risk. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.

•	Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect the Fund.

•	Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.

•	Large Government and Corporate Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.

•	Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.

•	Security Risk. Japan's relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea and China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy, particularly in times of crisis.

•	Natural Disaster Risk. Japan has experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. The risks of such phenomena, and the resulting damage, continue to exist and could have a severe and negative impact on a fund's holdings in Japanese securities. Japan also has one of the world's highest population densities, with a significant percentage of its total population concentrated in the metropolitan areas of Tokyo, Osaka and Nagoya. As a result, a natural disaster centered in or very near one of these cities could have a particularly devastating effect on Japan's financial markets.

Money Market Securities

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see “Appendix A – Description of Ratings” to this SAI.

U.S. Government Securities

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

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On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount. The capital reserve amount was $3 billion in 2013, and decreased by $600 million in each subsequent year through 2017. It is believed that this amendment put Fannie Mae and Freddie Mac in a better position to service their debt because it eliminated the need for the companies to have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios over time. On December 21, 2017, the U.S. Treasury announced that it was again amending the Agreement to reinstate the $3 billion capital reserve amount. On September 30, 2019, the U.S. Treasury announced that it was further amending the Agreement, permitting Fannie Mae and Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the 2017 amendment.

Under a letter agreement entered into in January 2021, each company is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each company to develop a plan to exit conservatorship, but may not do so until all litigation involving the conservatorships is resolved and each company has the minimum capital required by FHFA’s rules.

Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each company will end when the director of FHFA determines that FHFA’s plan to restore the company to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Agreement. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause a Fund’s investments to lose value.

•	U.S. Treasury Obligations. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

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Municipal Securities

Municipal securities, including municipal bonds and municipal notes, consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue or special obligation bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Private activity or industrial development bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the issuing municipality, but are generally backed by the agreement of the issuing authority to request appropriations from the municipality’s legislative body. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

Commercial Paper

Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks

The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

•	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid investments.

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•	Unsecured Bank Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry.

Investment Grade Fixed Income Securities

Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Adviser. See “Appendix A – Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Debt Securities

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Corporate Bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Mortgage-Backed Securities. Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. The most significant differences of mortgage-backed securities are: 1) payments of interest and principal are more frequent (usually monthly) and 2) falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing a Fund to reinvest the money at a lower interest rate. In addition to risks associated with changes in interest rates, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

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Commercial Banks, Savings and Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by Ginnie Mae, Fannie Mae and Freddie Mac because they are not guaranteed by a government agency.

Other Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure that the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Bank Loans. Bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent is often a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. A Fund can invest in a bank loan either as a direct lender or through an assignment or participation.

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When a Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, may enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by a Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When a Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, a Fund may be subject to greater delays, expenses and risks than those that would have been involved if the Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by the Adviser based on criteria approved by the Board.

A Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet a Fund’s redemption obligations. To the extent that extended settlement creates short-term liquidity needs, a Fund may satisfy these needs by holding additional cash or selling other investments (potentially at an inopportune time, which could result in losses to the Fund).

Bank loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

The Adviser may from time to time have the opportunity to receive material, non-public information (“Confidential Information”) about the borrower, including financial information and related documentation regarding the borrower that is not publicly available. Pursuant to applicable policies and procedures, the Adviser may (but is not required to) seek to avoid receipt of Confidential Information from the borrower so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of a Fund and other clients to which such Confidential Information relates (e.g., publicly traded securities issued by the borrower). In such circumstances, a Fund (and other clients of the Adviser) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells a bank loan. Further, the Adviser’s abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain bank loans may be compromised if it is not privy to available Confidential Information. The Adviser may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If the Adviser intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell publicly traded securities to which such Confidential Information relates.

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Repurchase Agreements

A Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. A Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund may provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund may also enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by a Fund.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, a Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

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The Derivatives Rule (defined below) permits a Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act. The Derivatives Rule permits a Fund to elect whether to treat a reverse repurchase agreement as a borrowing, subject to the asset coverage requirements of Section 18 of the 1940 Act, or as a derivatives transaction under the Derivatives Rule.

Securities of Other Investment Companies

A Fund may invest in shares of other investment companies, to the extent permitted by applicable law, subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying a Fund’s expenses.

Generally, the federal securities laws limit the extent to which a Fund can invest in securities of other investment companies, subject to certain exceptions. For example, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

A Fund may rely on Section 12(d)(1)(F) of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions, the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund. A Fund may also rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions specified in the Rule including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). In addition, a Fund may be able to rely on certain other rules under the 1940 Act to invest in shares of money market funds or other investment companies beyond the statutory limits noted above, but subject to certain conditions.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange-Traded Funds” above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

A Fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the Fund to lose money when selling an interest in an unregistered fund. For example, many hedge funds require their investors to hold their investments for at least one year.

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Derivatives

Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectus, a Fund may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. A Fund may also invest in derivatives with the goal of protecting itself from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with a Fund’s investment objective and is legally permissible, a Fund may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Rule 18f-4 under the 1940 Act. Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) provides a comprehensive framework for the use of derivatives by registered investment companies. The Derivatives Rule permits a registered investment company, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Registered investment companies that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program (“DRMP”) and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”); and (iii) comply with new requirements related to Board and SEC reporting. The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board and periodically reviews the DRMP and reports to the Board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a registered investment company that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule) (a “limited derivatives user”), provided that the registered investment company establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

The requirements of the Derivatives Rule may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of a Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

CFTC Regulation. Pursuant to rules adopted under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), a Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

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Types of Derivatives:

Futures. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as “contract markets”) approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the “delivery date”). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.” Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

The Funds may incur commission expenses when they open or close a futures position.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”) at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

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▪	Purchasing Put and Call Options

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the “option premium”). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

▪	Allowing it to expire and losing its entire premium;

▪	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

▪	Closing it out in the secondary market at its current price.

▪	Selling (Writing) Put and Call Options

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a fixed strike price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a fixed strike price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, a Fund may cancel an OTC option by entering into an offsetting transaction with the counterparty to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

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A Fund is permitted to write only “covered” options. At the time of selling a call option, a Fund may cover the option by owning, among other things:

▪	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

▪	A call option on the same security or index with the same or lesser exercise price;

▪	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

▪	In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the option by, among other things:

▪	Entering into a short position in the underlying security;

▪	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price; or

▪	Maintaining the entire exercise price in liquid securities.

▪	Options on Securities Indices

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

•	Options on Credit Default Swaps

An option on a credit default swap (“CDS”) gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

▪	Options on Futures

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

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The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such a put option in order to hedge a long position in the underlying futures contract. A Fund may buy a call option on a futures contract for the same purpose as the actual purchase of a futures contract, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

▪	Options on Foreign Currencies

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. A Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

A Fund may use foreign currency options given the same circumstances under which it could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which a Fund’s securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, a Fund may purchase a put option on the foreign currency. If the value of the currency then declined, a Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if a Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options.

▪	Combined Positions

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts or swap agreements, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

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▪	Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

▪	Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

▪	Do not require an initial margin deposit; and

▪	May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

▪	Foreign Currency Hedging Strategies

A “settlement hedge” or “transaction hedge” is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund’s investment is denominated. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

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It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, a Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Participation Notes (“P-Notes”). P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Swap Agreements. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses.

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▪	Equity Swaps

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

▪	Total Return Swaps

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

▪	Interest Rate Swaps

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for-floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.

As with a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

▪	Currency Swaps

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the agreement and returned at the end of the agreement. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

▪	Inflation Swaps

Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the “breakeven inflation” rate and generally represents the current difference between treasury yields and Treasury Inflation Protected Securities yields of similar maturities at the initiation of the swap agreement. Inflation swaps are typically designated as “zero coupon,” where all cash flows are exchanged at maturity. The value of an inflation swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

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▪	Credit Default Swaps

A credit default swap is an agreement between a “buyer” and a “seller” for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by a Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the “par value”) of the swap.

▪	Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

Correlation of Prices. A Fund’s ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the Adviser’s prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

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Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

▪	Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

▪	A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

▪	Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund’s investments precisely over time.

Lack of Liquidity. Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

▪	Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

▪	Have to purchase or sell the instrument underlying the contract;

▪	Not be able to hedge its investments; and/or

▪	Not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

▪	An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

▪	Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

▪	The facilities of the exchange may not be adequate to handle current trading volume;

▪	Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

▪	Investors may lose interest in a particular derivative or category of derivatives.

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Management Risk. Successful use of derivatives by a Fund is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If a Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Volatility and Leverage. A Fund’s use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means a Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

▪	Actual and anticipated changes in interest rates;

▪	Fiscal and monetary policies; and

▪	National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Government Regulation. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, granted significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The law and regulations may negatively impact a Fund by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Fund trades.

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In addition, the SEC adopted the Derivatives Rule on October 28, 2020. Since its compliance date of August 19, 2022, the Derivatives Rule has replaced prior SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. See “Derivatives — Rule 18f-4 under the 1940 Act” above for additional information on the requirements imposed on registered funds by the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.

Illiquid Investments

Illiquid investments are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Because of their illiquid nature, illiquid investments must be priced at fair value as determined in good faith by the Adviser, subject to Board oversight. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to a Fund. Under the oversight of the Board, the Adviser determines the liquidity of a Fund’s investments. A Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

Securities Lending

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). A Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) a Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) a Fund must be able to terminate the loan on demand; (iv) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) a Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, a Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, a Fund must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

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Restricted Securities

A Fund may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such investments are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Adviser.

Short Sales

A Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

When-Issued, Delayed–Delivery and Forward-Delivery Transactions

A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. In a forward-delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. “Delayed-delivery” refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

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When purchasing a security on a when-issued, delayed-delivery, or forward-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Derivatives Rule permits a Fund to enter into when-issued or delayed delivery basis securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a when-issued or delayed delivery basis security entered into by a Fund does not satisfy those requirements, the Fund would need to comply with the Derivatives Rule with respect to its when issued or delayed delivery transactions, which are considered derivatives transactions under the Derivatives Rule. See "Derivatives – Rule 18f-4 under the 1940 Act" above.

Machine Learning

The Indexes tracked by each Fund use machine-learning and quantitative models to determine their constituent securities and weightings. As a result, each Fund is subject to the following risks:

Machine Learning and Quantitative Index Risk. Each Index uses machine-learning models to estimate expected risk-adjusted returns and to determine Index constituent selection and weighting through a rules-based optimization process. These models involve statistical techniques, assumptions, and parameter selections that may not perform as expected. There can be no assurance that the Index methodology will achieve its intended results or outperform other investment strategies.

Data Quality, Availability, and Bias Risk. The Index methodology depends on large volumes of historical financial, fundamental, and market data. Such data may be incomplete, inaccurate, delayed, or subject to survivorship bias, reporting bias, or other structural limitations. Errors or biases in the data used by the machine-learning models may result in inaccurate return estimates and adversely affect Index composition and performance.

Model Risk and Overfitting Risk. Machine-learning models may be susceptible to overfitting, meaning that the models may identify patterns that are specific to historical data but do not persist in future market conditions. Overfitted models may perform poorly when applied to new or evolving data, potentially resulting in suboptimal Index outcomes.

Limited Transparency and Interpretability Risk. Certain machine-learning techniques involve complex calculations applied to large datasets, which may make it difficult to fully explain or interpret how particular inputs contribute to Index outputs. This limited interpretability may hinder the identification of model limitations, errors, or the reasons for periods of Index underperformance.

Market Regime Change and Model Adaptation Risk. Machine-learning models used in each Index are trained on historical data and may not adequately capture the impact of unprecedented market events, macroeconomic shocks, geopolitical developments, or rapid changes in market structure. During such periods, the Index methodology may not adjust quickly or effectively, which could adversely affect performance.

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Index Construction, Optimization, and Parameter Risk. The Index construction process involves multiple quantitative steps, including expected return estimation, covariance matrix estimation, and optimization subject to various constraints. The selection of model parameters, constraints, and optimization techniques may materially affect Index outcomes, and changes to these elements may result in Index behavior that differs from investor expectations.

Regulatory Risk Related to Machine Learning. Regulatory authorities in the United States and other jurisdictions are increasingly focused on the use of artificial intelligence and machine-learning techniques in financial markets. New or amended laws, regulations, or regulatory guidance could affect the ability of the Index provider or other parties to maintain or implement the Index methodology, potentially resulting in changes to an Index or adverse effects on a Fund.

Cybersecurity, Technology, and Operational Risk. The Index methodology depends on complex technological infrastructure, data processing systems, and third-party service providers. Cybersecurity breaches, system failures, software bugs, or other operational disruptions could impair the calculation, maintenance, or dissemination of each Index, which could negatively affect a Fund.

Special Risks of Cyber-attacks

As with any entity that conducts business through electronic means in the modern marketplace, a Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that a Fund and its service providers use to service the Fund’s operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber-attacks affecting a Fund or the Adviser, the Fund’s distributor, custodian, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There can be no assurance that a Fund, the Fund’s service providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber-attacks or other information security breaches in the future.

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General Market and Geopolitical Risk

Some countries and regions in which a Fund invests have experienced war (including ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East), terrorism, social unrest, government defaults, government shutdowns, economic uncertainty, sanctions or the threat of sanctions, trade disputes with key trading partners and the imposition of associated tariffs, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues such as pandemics and epidemics (including those caused by COVID-19), and/or systemic market dislocations (including due to events outside of such countries or regions). Such events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Whether or not a Fund invests in securities of issuers located in countries impacted by such events, these and other events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental, which means that a Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

1.

Each Fund other than the SMDAM Japan Equity ETF may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	The Funds may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Funds may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

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3.	The Funds may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	The Funds may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	The Funds may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	The Funds may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

A Fund’s investment objective as well as the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

1.	A Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

2.	A Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.

Concentration. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions. For purposes of a Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

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Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does provide allowances for certain borrowings. In addition, the Derivatives Rule permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of the Derivatives Rule.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to a Fund’s policy concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

The shares of a Fund are approved for listing and trading on the Exchange. A Fund’s shares trade on the Exchange at prices that may differ to some degree from its NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of a Fund will continue to be met.

The Exchange may consider the suspension of trading in, and may initiate delisting proceedings of, the shares of a Fund under any of the following circumstances: (i) if the Exchange becomes aware that a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) if a Fund no longer complies with the applicable listing requirements set forth in the Exchange’s rules; (iii) if, following the initial twelve-month period after commencement of trading on the Exchange of a Fund, there are fewer than 50 beneficial holders of a Fund; or (iv) if such other event shall occur or condition exists which, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of a Fund.

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The Trust reserves the right to adjust the share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of a Fund is the U.S. dollar. The base currency is the currency in which a Fund’s NAV per share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

THE ADVISER AND SUB-ADVISER

Investment Adviser

General. Rayliant Investment Research, a California registered corporation doing business as Rayliant Asset Management (the “Adviser” or “Rayliant”), serves as the investment adviser to the Funds. The Adviser’s principal place of business is 5140 Birch Street, Suite 300, Newport Beach, CA 92660. The Adviser is wholly owned by Rayliant Global Advisors Limited (“RGA”), which was established in February 2012 as the Asian hub for Research Affiliates, LLC (“Research Affiliates”) under the name Research Affiliates Global Advisors, Ltd. As September 30, 2025, the Adviser had approximately $226.7 million in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board oversees the Adviser and establishes policies that the Adviser must follow in its management activities.

Advisory Agreement. The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the oversight of, and policies established by, the Board. In addition, the Adviser provides investment and operational oversight of SMDAM, sub-adviser to the SMDAM Japan Equity ETF.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the Funds on at least 30 days’ written notice to the Adviser, or, by the Adviser, on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee Rate
Rayliant Wilshire NxtGen US Large Cap Equity ETF	0.32%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	0.52%
Rayliant SMDAM Japan Equity ETF	0.65%

With respect to the US Large Cap Equity ETF and Emerging Markets Equity ETF, the advisory fee is a unitary management fee designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, except for advisory fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses.

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Prior to December 19, 2025, (i) the US Large Cap Equity ETF and Emerging Markets Equity ETF paid the Adviser a non-unitary management fee of 0.65% based on the average daily net assets of the Fund; and (ii) the Adviser contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual operating expenses of the US Large Cap Equity ETF and the Emerging Markets Equity ETF (excluding certain excluded expenses) from exceeding 0.80% and 0.88%, respectively.

With respect to the SMDAM Japan Equity ETF, the Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding any class-specific expenses (including distribution and service (12b-1) fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.72% of the Fund’s average daily net assets until January 31, 2027 (the “contractual expense limit”).

The Adviser may receive from the SMDAM Japan Equity ETF the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the SMDAM Japan Equity ETF's investment advisory agreement and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the Adviser the following advisory fees:

Fund	Contractual Advisory Fees			Fees Waived by the Adviser[1]			Total Fees Paid to the Adviser (After Waivers)
	2023	2024	2025	2023	2024	2025	2023	2024	2025
Rayliant Wilshire NxtGen US Large Cap Equity ETF	$366,581	$396,907	$538,309	$207,405	$217,548	$261,362	$159,176	$179,359	$276,947
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	$153,346	$296,637	$417,475	$153,346	$263,289	$312,202	$0	$33,348	$105,273
Rayliant SMDAM Japan Equity ETF	N/A2	$96,297[3]	$155,989	N/A2	$96,297[3]	$155,989	N/A2	$0[3]	$0

[1]

For the fiscal year ended September 30, 2023, the Adviser additionally reimbursed fees of $83,515 for the Emerging Markets Equity ETF to maintain the stated expense cap under the contractual expense limitation agreement that was in place during this period. For the fiscal period from April 3, 2024 (commencement of Fund operations) to September 30, 2024, the Adviser additionally reimbursed fees of $45,805 for the SMDAM Japan Equity ETF to maintain the stated expense cap under its contractual expense limitation agreement. For the fiscal year ended September 30, 2025, the Adviser additionally reimbursed fees of $91,819 for the SMDAM Japan Equity ETF to maintain the stated expense cap under its contractual expense limitation agreement.

[2]	Not in operation during the period.
[3]	Reflects the period from April 3, 2024 (commencement of Fund operations) to September 30, 2024.

Sub-Adviser

General. Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM (the “Sub-Adviser” or “SMDAM”), located at Toranomon Hills Business Tower 26F, 17-1, Toranomon 1-chome, Minato-ku, Tokyo, serves as sub-adviser to the SMDAM Japan Equity ETF. SMDAM, a limited company organized in Japan, is registered as an investment adviser with the SEC and was formed by the merger of Sumitomo Mitsui Asset Management Company, Ltd and Daiwa SB Investments Ltd in 2019. Sumitomo Mitsui Financial Group, Inc. (“SMFG”) is the parent company of SMDAM and owns 50.01% of its shares. SMFG is the holding company of SMBC Group, which is a global financial entity with operations in various fields, including banking, leasing, securities, credit cards, and consumer finance. As of September 30, 2025, SMDAM had approximately $168 billion in assets under management.

Sub-Advisory Agreement. The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement with respect to the SMDAM Japan Equity ETF (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions regarding which securities to buy and sell for the SMDAM Japan Equity ETF in accordance with the investment policies and guidelines of the Fund, subject to the general oversight of the Adviser.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the SMDAM Japan Equity ETF and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement, and is terminable at any time without penalty by the Board.

Sub-Advisory Fee. For its services, the Sub-Adviser receives an annual fee from the Adviser at an annual rate based on 50% of the net advisory fee received by the Adviser from the Fund, which means that, in the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to the Adviser’s expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

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THE PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation.

Rayliant

The Adviser’s professional staff receive a combination of base salary and discretionary bonuses. Discretionary bonus is related to meeting performance key performance indicators (“KPIs”), which depend on efforts and outputs which the Adviser believes drive the long-term success of its clients. The Adviser does not tie performance compensation to noisy short-term portfolio performance which it cannot attribute and claim credit for. The Adviser is majority employee-owned, and each member of the Adviser’s executive team is financially aligned with the firm and its investors through meaningful purchases of company stock (the firm is approximately 51% employee-owned, with additional employees participating in the firm’s board-approved employee stock option plan).

SMDAM

The compensation package and incentive scheme for SMDAM’s professional staff have two primary components: a competitive base salary and an incentive bonus linked with investment performance and business results.

The standard compensation program is designed to be competitive and to retain key professionals within the firm. For the incentive bonus, there are two elements that determine the compensation for the fund managers and analysts within SMDAM. One is the “quantitative evaluation measurements” and the other is “qualitative evaluation measurements”. The combination weight of the two elements differs, depending on the functions of each individual, as explained below:

•	Senior Fund Managers: Quantitative Evaluation: 60-70%; Qualitative Evaluation: 30-40%

•	Fund Managers: Quantitative Evaluation: 60%; Qualitative Evaluation: 40%

Fund Shares Owned by the Portfolio Managers. The Funds are required to show the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of a Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Dollar Range of Fund Shares Owned[1]
Rayliant
Jason Hsu	$10,001 - $50,000 (Rayliant Wilshire NxtGen US Large Cap Equity ETF) $500,001 - $1,000,000 (Rayliant Wilshire NxtGen Emerging Markets Equity ETF)
Phillip Wool	$1 - $10,000 (Rayliant Wilshire NxtGen Emerging Markets Equity ETF)
SMDAM
Tomoko Yokoyama	None
Takahiro Uemura	None

[1]	Valuation Date is September 30, 2025.

Other Accounts. In addition to the Funds, the portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. None of the accounts included below are subject to a performance based advisory fee. The information below is provided as of September 30, 2025.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rayliant
Jason Hsu	2	$28	0	$0	0	$0
Phillip Wool	2	$28	0	$0	0	$0
SMDAM
Tomoko Yokoyama	0	$0	1	$33	1	$8
Takahiro Uemura	0	$0	3	$256	3	$972

Conflicts of Interest.

Rayliant

The Adviser’s portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

SMDAM

The Sub-Adviser's portfolio managers, in managing other accounts, may generate potential conflicts of interest concerning their handling of the SMDAM Japan Equity ETF's investments and the investments of those other accounts. These conflicts could arise from shared investment objectives between the SMDAM Japan Equity ETF and other accounts, as well as common eligibility of securities for holding, purchasing, or selling. While the management of other accounts by portfolio managers may introduce potential conflicts, the Sub-Adviser does not consider these conflicts, if any, to be material. In cases where conflicts might be deemed material, the Sub-Adviser is confident that it has formulated policies and procedures to appropriately address and manage such conflicts.

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other funds.

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Administration Agreement with the Trust. The Trust and the Administrator have entered into an amended and restated administration agreement dated November 16, 2018, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of each Fund, subject to certain minimums.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the following amounts for these services:

Fund	Administration Fees Paid
	2023	2024	2025
Rayliant Wilshire NxtGen US Large Cap Equity ETF	$108,800	$110,301	$112,368
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	$108,800	$110,301	$109,700
Rayliant SMDAM Japan Equity ETF	N/A1	$53,798[2]	$110,225

[1]	Not in operation during the period.
[2]	Reflects the period from April 3, 2024 (commencement of Fund operations) to September 30, 2024.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the “Distribution Agreement”), whereby the Distributor acts as a principal underwriter for the Trust’s shares and distributes the shares of each Fund. Shares of the Funds are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute shares of the Fund in amounts less than a Creation Unit. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of shares of the Funds, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information, to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares of the Funds. Such Soliciting Dealers also may be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC Participants (as defined below).

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days’ written notice to the other party.

The Distributor also may provide trade order processing services pursuant to a services agreement.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

Distribution Plan. The Trust has adopted a Distribution Plan applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Funds. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of Fund shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. Because Rule 12b-1 fees are paid out of a Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with a Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

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These additional payments may be made to financial intermediaries that sell Fund shares or provide services to a Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates also may make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in a Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110 (the “Transfer Agent”), serves as the Funds’ transfer agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110 (the “Custodian”), acts as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Funds. The financial statements and notes thereto incorporated by reference have been audited by Ernst & Young LLP, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 2222 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

SECURITIES LENDING

The Funds did not engage in securities lending activities during the fiscal year ended September 30, 2025.

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FINANCIAL INDUSTRY RELATIONSHIPS

SEI Investments, along with its subsidiaries and affiliates (including, but not limited to, the Administrator, the Distributor and SIMC) (collectively, “SEI”), provides a range of services to various financial market participants and has a broad network of relationships with financial services companies, including investment funds, asset managers, broker-dealers and other intermediaries, accounting firms, banks and transfer agents. Although SEI’s various business units largely operate independently of one another, their customers and relationships may, and often will, overlap. For example, a particular asset manager might be a sub-adviser to an investment fund that is managed primarily by SIMC, may sponsor a fund that is registered on the Advisors Inner Circle platform, and/or may manage a fund in which SEI Investments is an investor (with its own capital). From time to time, one SEI business unit may introduce or refer a third-party to another SEI business unit for additional potential services. These various relationships may give rise to actual or perceived conflicts of interest. However, understanding the duties and responsibilities that SEI owes its customers under law and under contract, SEI keeps such actual or perceived conflicts of interest front-of-mind on an ongoing basis and, where appropriate, works with the compliance function, as well as internal and external counsel, to identify and mitigate or eliminate such conflicts, including through appropriate disclosure to applicable governing boards.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of a Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a fund, at which time certain of the fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser’s adherence to the funds’ investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds’ investments, including, for example, reports on the adviser’s use of derivatives in managing the funds, if any, as well as reports on the funds’ investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds’ financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

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From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds’ investment management and business affairs are carried out by or through the funds’ advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are six members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Mr. Alshefski, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustee
John G. Alshefski (Born: 1966)	Chairman of the Board of Trustees[1] (since 2025)	SEI employee from 1992 to present. Senior Vice President and Head of SEI Investment Manager Services for Traditional Asset Managers, SEI Investments Company, Inc., from 2013 to 2025. Head of SEI Offshore Fund Servicing Business Line, SEI Investments Company, Inc., from 1996 to 2013. Fund Accounting Director, SEI Investments Company, from 1992 to 1996.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Symmetry Panoramic Trust.

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Independent Trustees
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman), Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited and FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

[1]	Mr. Alshefski may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of each Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Alshefski should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company and his knowledge of the financial services industry.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

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The Trust has concluded that Ms. Maynard-Elliott should serve as Trustee because of the experience she gained in a variety of leadership roles at a leading industrial company, the experience she has gained as a board member of several prominent companies, and her legal and financial management expertise.

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and (ix) other audit related matters. Mr. Hunt, Mr. Lemke, Ms. Maynard-Elliott, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as Chair of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for “interested” Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Mr. Hunt, Mr. Lemke, Ms. Maynard-Elliott, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee. Ms. Maynard-Elliott serves as Chair of the Governance Committee. The Governance Committee meets periodically, as necessary, and met two (2) times during the most recently completed fiscal year.

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Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of a Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies)[1,2]
Interested Trustee
John G. Alshefski	None	None
Independent Trustees
Jon C. Hunt	None	None
Thomas P. Lemke	None	None
Nichelle Maynard-Elliott	None	None
Jay C. Nadel	None	None
Randall S. Yanker	None	None

[1]	Valuation date is September 30, 2025.
[2]	The Funds are the only funds in the family of investment companies.

Board Compensation. The Trust paid the following fees to the Trustees during the fiscal year ended September 30, 2025.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustee
John G. Alshefski[2]	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
Jon C. Hunt	$156,951	N/A	N/A	$156,951 for service on one (1) board
Thomas P. Lemke	$156,951	N/A	N/A	$156,951 for service on one (1) board
Nichelle Maynard-Elliott	$156,951	N/A	N/A	$156,951 for service on one (1) board
Jay C. Nadel	$156,951	N/A	N/A	$156,951 for service on one (1) board
Randall S. Yanker	$156,951	N/A	N/A	$156,951 for service on one (1) board

[1]	All funds in the Fund Complex are series of the Trust.
[2]	Mr. Alshefski was appointed to the Board on June 11, 2025.

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Trust Officers. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years
Michael Beattie (Born: 1965)	President (since 2014)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Eric C. Griffith (Born: 1969)	Vice President (since 2020) Secretary (since 2025)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.

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Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Catholic Responsible Investments Funds since September 2022. Chief Compliance Officer of SEI Alternative Income Fund since May 2023. Chief Compliance Officer of Symmetry Panoramic Trust since December 2023. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Marci M. Morgan (Born: 1971)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2025)

Director of Anti-Money Laundering Compliance at SEI Investments since May 2025. Director of Global Due Diligence at SEI Investments from October 2023 to May 2025. Vice President of Regulatory Management at BNY Mellon Investment Servicing (formerly PNC Global Investment Servicing) from December 2001 to January 2006 and from April 2010 to February 2023.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company (“DTC”) acts as securities depositary for the Funds’ shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares of the Funds are limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares of the Funds (owners of such beneficial interests are referred to herein as “Beneficial Owners”) are shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares of the Funds. The Trust recognizes DTC or its nominee as the record owner of all shares of the Funds for all purposes. Beneficial Owners of shares of the Funds are not entitled to have such shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares of the Fund.

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Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares of the Funds held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares of the Funds, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Funds. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of a Fund held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of shares of the Funds, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

Each Fund issues and redeems its shares on a continuous basis, at NAV, only in a large specified number of shares called a “Creation Unit,” either principally in-kind for securities or in cash for the value of such securities. The NAV of each Fund’s shares is determined once each business day, as described below under “Determination of Net Asset Value.” The Creation Unit size may change. Authorized Participants will be notified of such change.

CUSTOM BASKETS. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, is equal to the NAV of the Fund shares comprising the Creation Unit. However, Rule 6c-11 of the 1940 Act permits a Fund to utilize “custom baskets” provided the conditions of the rule are met. Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of a Fund’s portfolio holdings; (ii) a representative sampling of a Fund’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of a Fund’s securities market index, if applicable. Second, if different baskets are used in transactions on the same business day (as defined below), each basket after the initial basket would constitute a custom basket. For example, if a Fund exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if a Fund substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

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PURCHASE (CREATION). The Trust issues and sells shares of the Funds only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any business day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The Funds will not issue fractional Creation Units. A business day is, generally, any day on which the Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of the shares of a Fund (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through NSCC, make available on each business day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous business day) for the Funds. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of each Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the index the performance of which each Fund seeks to track, if applicable.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of or implementation of rebalancing changes in the index the performance of which each Fund seeks to track, if applicable. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit, in the composition of the index the performance of which each Fund seeks to track, if applicable, or resulting from certain corporate actions.

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CASH PURCHASE METHOD. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee and any other applicable fees, taxes, and additional variable charges. The Adviser may retain all or a portion of the creation transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the creation transaction fee is designed to cover.

All orders to purchase shares directly from a Fund, including custom orders, must be placed for one or more Creation Units in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund also will generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook or applicable order form. The Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the applicable cut-off time on such business day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

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Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the second business day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. Upon written notice to the Distributor, such canceled order may be resubmitted the following business day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund.

The order shall be deemed to be received on the business day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook, order form, and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second business day following the day on which the purchase order is deemed received by the Distributor. However, each Fund reserves the right to settle Creation Unit transactions on a basis other than the second business day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to a Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares of a Fund on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by the time set forth in the Participant Agreement on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income, and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a creation transaction fee as set forth below under “Creation Transaction Fee” may be charged and an additional variable charge may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

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ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard creation transaction fee for the Funds, regardless of the number of Creation Units created in the transaction, is set forth in the table below.

Fund	Creation Transaction Fee
Rayliant Wilshire NxtGen US Large Cap Equity ETF	$250
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	$6,500 + Maximum Additional Charge of 2%
Rayliant SMDAM Japan Equity ETF	$500

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The Funds may adjust the creation transaction fee from time to time. The creation transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more efficient manner than could have been achieved without such order.

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the Transaction Fee is designed to cover.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because the Funds’ shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the 1933 Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.

REDEMPTION. Shares of the Funds may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a business day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares of a Fund in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

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With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each business day, the list of the names and share quantities of a Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the business day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the shares of a Fund being redeemed, as next determined after a receipt of a request in proper form, and the value of Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any applicable additional variable charge as set forth below. In the event that a Fund’s securities have a value greater than the NAV of the shares of a Fund, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD. Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of a Fund, when full or partial cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

REDEMPTION TRANSACTION FEE. A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, is set forth in the table below.

Fund	Redemption Transaction Fee
Rayliant Wilshire NxtGen US Large Cap Equity ETF	$250
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	$6,500 + Maximum Additional Charge of 2%
Rayliant SMDAM Japan Equity ETF	$500

The Funds may adjust the redemption transaction fee from time to time. The redemption transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. A Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

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Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services, which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The non-standard charges are payable to a Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The Adviser may retain all or a portion of the redemption transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the redemption of a Creation Unit, which the redemption transaction fee is designed to cover.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares of a Fund through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected, unless, to the extent contemplated by the Participant Agreement, collateral is posted in an amount equal to a percentage of the value of the missing shares of that Fund as specified in the Participant Agreement (and marked to market daily).

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares of a Fund to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of a Fund’s securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than two business days after the day on which the redemption request is received in proper form. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholders will be required to receive redemption proceeds in cash.

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If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund also may, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Pursuant to the Participant Agreement, an Authorized Participant submitting a redemption request is deemed to make certain representations to the Trust regarding the Authorized Participant’s ability to tender for redemption the requisite number of shares of a Fund. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares of a Fund to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not business days for the Fund, shareholders may not be able to redeem their shares, or to purchase or sell shares on the Exchange, on days when the NAV of a Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the securities owned by a Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rules 2a-4 and 2a-5 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value by the Adviser in good faith, and subject to the oversight of the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

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Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by a Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by a Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, a Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time a Fund calculates net asset value, the settlement price may not be available at the time at which the Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Use of Third-Party Independent Pricing Services. Pursuant to contracts with the Administrator, prices for most securities held by a Fund with readily available market quotations are provided by third-party independent pricing agents. The valuations for these securities are reviewed by the Administrator. In accordance with the Adviser’s Valuation Procedures, the Adviser may also use third-party independent pricing agents (reviewed and approved by the Adviser) to fair value certain securities without readily available market quotations (or where market quotations are unreliable).

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Fair Value Procedures. Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Adviser and implemented through the Adviser’s Valuation Committee. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents, independent broker dealers and/or the Adviser’s own personnel (including investment personnel).

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time a Fund calculates net asset value. When a security is valued in accordance with the Fair Value Procedures, the Adviser’s Valuation Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid annually by the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to improve index tracking, if applicable, or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares of the Funds are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

A Fund make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of a Fund, plus any net capital gains and (ii) to avoid the imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends by a Fund if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of a Fund at NAV per share. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

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FEDERAL INCOME TAXES

The following is a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that supplements the summary in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an individual retirement account (“IRA”), 401(k) or other tax-advantaged account.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company Status. Each Fund has elected (or intends to elect) and intends to qualify each year to be treated as a RIC under the Code. By following such a policy, the Funds expect to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If a Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, a Fund must distribute annually to its shareholders at least an amount equal to the sum of 90% of the Fund’s net investment company taxable income for such year (including, for this purpose, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses), computed without regard to the dividends-paid deduction, and at least 90% of its net tax-exempt interest income for such year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. One of these additional requirements for RIC qualification is that a Fund must receive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to a Fund’s business of investing in such stock, securities, foreign currencies and net income from interests in qualified publicly traded partnerships (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

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If a Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions are not available to a Fund and it fails to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate income tax rate (currently 21%) without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders to the extent of a Fund's current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

Although a Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organization requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

Notwithstanding the Distribution Requirement described above, a Fund will be subject to a nondeductible 4% federal excise tax on undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year and 98.2% of its capital gain net income for the twelve months ended October 31 of such year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax but can make no assurances that such tax will be completely eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. A Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

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Taxation of Shareholders. A Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Subject to certain limitations and requirements, dividends reported by a Fund as qualified dividend income will be taxable to non-corporate shareholders at rates of up to 20%. In general, dividends may be reported by a Fund as qualified dividend income if they are paid from dividends received by the Fund on common and preferred stock of U.S. companies or on stock of certain eligible foreign corporations, provided that certain holding period and other requirements are met by the Fund with respect to the dividend-paying stocks in its portfolio. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. China and Japan are currently treated as having comprehensive tax treaties with the United States. A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) a Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that a Fund receives from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT. Certain of the Funds' investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income.

Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Capital gains distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, a Fund’s distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. A Fund’s investment strategies will significantly limit its ability to distribute dividends eligible for the dividends received deduction for corporate shareholders.

A Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to Fund shareholders. If a Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

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If a Fund’s distributions exceed its current and accumulated earnings and profits for the taxable year (as calculated for federal income tax purposes), all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

A Fund’s shareholders will be notified annually by a Fund (or their broker) as to the federal tax status of all distributions made by a Fund. Distributions may be subject to state and local taxes. Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

Sales, Exchanges or Redemptions. A sale or exchange of shares or redemption of Creation Units in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder who holds Fund shares as a capital asset will generally be treated as capital gain or loss, and will be long-term capital gain or loss if the shares have been held for more than 12 months, and short-term capital gain or loss if the shares are held for 12 months or less. However, if shares on which a shareholder has received a long-term capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that an Authorized Participant may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales” (for an Authorized Participant which does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year and were held as capital assets in the hands of the exchanging Authorized Participant. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss realized upon a redemption of Creation Units held for six months or less should be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

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The Trust, on behalf of the Funds, has the right to reject an order for a purchase of shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Net Investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married and filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income.” This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (including capital gain distributions and capital gains realized on the sale of shares of a Fund or the redemption of Creation Units), among other categories of income, are generally taken into account in computing a shareholder’s net investment income.

Taxation of Complex Securities. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer losses and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. These rules could therefore affect the character, amount and timing of distributions to shareholders and may require the Fund to sell securities to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so.

The Funds are required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Funds may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by a Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat the positions as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so and which may result in a taxable gain or loss.

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A Fund may invest in U.S. REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

U.S. REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary a Fund’s shareholders will be notified annually by the Fund (or their broker) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by a Fund and which a Fund properly reports as “Section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Funds are permitted to report such part of its dividends as Section 199A dividends as are eligible but is not required to do so.

If a Fund acquires any equity interest in certain foreign investment entities (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies” or “PFICs”), a Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the 90% Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies. The Funds intend to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. A Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its return from these investments.

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Foreign Taxes. A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to any investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50 percent of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, then the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of such Fund shares could be affected, or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If a Fund is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

Certain Foreign Currency Tax Issues. A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Funds as RICs and minimize the imposition of income and excise taxes.

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The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Test described above if such gains are not directly related to a Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing a Fund’s status as a RIC for all years to which the regulations are applicable.

Backup Withholding. The Funds or financial intermediaries, such as brokers, through which a shareholder holds shares) will be required in certain cases to withhold (as “backup withholding”) at a 24% withholding rate and remit to the U.S. Treasury such withheld amounts on any distributions paid to any shareholder who: (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that the shareholder is not subject to backup withholding; or (4) fails to provide a certified statement that the shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign Shareholders. Any foreign shareholders in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in a Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S. withholding tax at a 30% rate is imposed on dividends for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Funds or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Funds will not pay any additional amounts in respect to any amounts withheld.

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A non-U.S. entity that invests in a Fund will need to provide such Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in a Fund should consult their tax advisors in this regard.

A beneficial holder of shares who is a foreign person may be subject to foreign, state and local income tax and to the U.S. federal estate tax in addition to the U.S. federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment or fixed base maintained by the shareholder in the United States.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Funds will not be liable for any corporate excise, income or franchise tax in Delaware if they qualify as RICs for federal income tax purposes.

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The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of federal, state, local and foreign taxes.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of combined orders.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

Fund	Aggregate Dollar Amount of Brokerage Commissions Paid
	2023	2024	2025
Rayliant Wilshire NxtGen US Large Cap Equity ETF	$206,861	$122,872	$287,947
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	$216,276	$226,606	$349,737
Rayliant SMDAM Japan Equity ETF	N/A1	$5,953[2]	$13,425

[1]	Not in operation during the period.
[2]	Reflects the period from April 3, 2024 (commencement of Fund operations) to September 30, 2024.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

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To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended September 30, 2025, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to the Adviser:

Fund	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Rayliant Wilshire NxtGen US Large Cap Equity ETF	$64,954	$133,314,558
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	$50,046	$42,704,452
Rayliant SMDAM Japan Equity ETF	$0	$0

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Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either a Fund or the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) that the Funds held during their most recent fiscal year. For the fiscal year ended September 30, 2025, the Funds did not hold any securities of their “regular brokers or dealers.”

Portfolio Turnover Rate. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which a Fund may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the fiscal years ended September 30, 2024 and 2025, the Funds’ portfolio turnover rates were as follows:

Fund	Portfolio Turnover Rates
	2024	2025[2]
Rayliant Wilshire NxtGen US Large Cap Equity ETF	164%	318%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	205%	238%
Rayliant SMDAM Japan Equity ETF	15%[1]	41%

[1]	Reflects the period from April 3, 2024 (commencement of Fund operations) to September 30, 2024.

[2]	The material increase in the portfolio turnover rate for the US Large Cap Equity ETF and SMDAM Japan Equity ETF is due to changes in market conditions and investment opportunities available during the fiscal year ended September 30, 2025, compared with those available during the fiscal year ended September 30, 2024.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about the Funds’ security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet websites, as well as through the following website: https://funds.rayliant.com. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the NSCC.

Greater than daily access to information concerning the Funds’ portfolio holdings will be permitted (i) to certain personnel of service providers to a Fund involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of a Fund’s service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with a Fund, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to a Fund, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Fund and (ii) generally after it has been disseminated to the NSCC.

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Each Fund will disclose their complete portfolio holdings in public filings with the SEC on a quarterly basis, based on each Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose any of a Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. A Fund’s shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust’s request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by a Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record will be available: (i) without charge, upon request, by calling 866-898-1688 or by writing to the Funds at Rayliant ETFs, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania, 19456; (ii) by visiting https://funds.rayliant.com; and (iii) on the SEC’s website at http://www.sec.gov.

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CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, SMDAM, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“Access Persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by a Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

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PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

Although the Trust does not have information concerning the beneficial ownership of shares of the Funds held in the names of DTC Participants, as of January 6, 2026, the name, address and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of the Funds is set forth in the table below. Shareholders having more than 25% beneficial ownership of a Fund’s outstanding shares may be in control of the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Rayliant Wilshire NxtGen US Large Cap Equity ETF
Name and Address	% of Fund
PERSHING ONE PERSHING PLAZA JERSEY CITY, NJ 07310	61.56%
CHARLES SCHWAB 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	19.43%
NFS LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	15.61%

Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Name and Address	% of Fund
PERSHING ONE PERSHING PLAZA JERSEY CITY, NJ 07310	46.23%
CHARLES SCHWAB 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	28.34%
BNY MELLON WEALTH MANAGEMENT 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH, PA 15259	15.31%

Rayliant SMDAM Japan Equity ETF
Name and Address	% of Fund
PERSHING ONE PERSHING PLAZA JERSEY CITY, NJ 07310	74.32%
CHARLES SCHWAB 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	6.89%

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APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-1

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2 Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3 Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

A-2

Description of Moody’s Demand Obligation Ratings

For variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

A-3

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

A-4

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

A-5

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

A-6

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are forward looking opinions on the relative ability of an entity or obligation to meet financial commitments. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used as indications of the likelihood of repayment in accordance with the terms of the issuance.

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative grade categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its webpage.

Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an index).

Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

A-7

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material default risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial default risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of default risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-8

APPENDIX B

PROXY VOTING POLICY AND PROCEDURES

Rayliant Proxy Voting

and

Governance Policy

Updated: December 2025

Table of Contents

I.		Introduction	3

II.		Applicable Entities	3

III.		Proxy Voting Guidelines	3
	A	Board and Director Proposals	4
	B	Compensation Proposals	7
	C	Capital Changes and Anti-Takeover Proposals	9
	D	Auditor Proposals	12
	E	Shareholder Access and Voting Proposals	13
	F	Environmental, Social and Disclosure Proposals	14

IV.		Avoiding Conflicts of Interest	16
	A	Conflict Identification and Resolution Procedures	16
	B	Adherence to Stated Proxy Voting Policies	16
	C	Conclusion	16

V.		Proxy Voting Procedures	17
	A	Vote Administration	17
	B	Share Blocking	17
	C	Loaned Securities	17

APPENDIX A	Proxy Voting Committee Members	18
APPENDIX B	Proxy Voting Form	19
APPENDIX C	Statement of Policy Regarding Responsible Investment	20

I.	INTRODUCTION

Rayliant Investment Research, together with its subsidiaries and affiliates, including Rayliant Asset Management (collectively, “Rayliant” or the “Firm”), has a fiduciary duty to make investment decisions in the best interests of its clients by seeking to maximize the value of their shares.

This Proxy Voting and Governance Policy (“Proxy Voting and Governance Policy” or “Policy”) outlines our principles for proxy voting and includes a wide range of issues that often appear on proxies globally.

We have a Proxy Voting Committee (“Proxy Voting Committee” or “Committee”), which provides oversight and includes senior investment professionals from Portfolio Management, Research, Compliance, and Investment Operations personnel. It is the responsibility of the Committee to review issues not covered by these guidelines, and to review the Policy at least on an annual basis. Members of the Committee are listed in Appendix A.

We believe a company’s environmental, social and governance (“ESG”) practices may have a significant effect on the value of the company, and we take these factors into consideration when voting, where consistent with our fiduciary duty to act in the best interests of clients and maximize long-term shareholder value. We sometimes manage accounts where proxy voting is directed by clients or newly acquired subsidiary companies. In these cases, voting decisions may deviate from this Policy.

Client Access to Proxy Voting Information

Clients may obtain a copy of this Proxy Voting and Governance Policy upon request. Clients may also obtain information on how Rayliant voted proxies on their behalf. Requests for copies of this Policy or proxy voting records should be directed to Rayliant’s Compliance Department.

II.	APPLICABLE ENTITIES

This policy shall apply to Rayliant Asset Management Limited and Rayliant Investment Research.

Rayliant exercises proxy voting authority only where such authority has been delegated by clients or granted under applicable fund governing documents. In certain cases, clients may retain proxy voting authority or provide specific voting instructions, in which case Rayliant will not vote proxies except as directed.

III.	PROXY VOTING GUIDELINES

Our proxy voting guidelines are both principles-based and rules-based. We generally vote proposals in accordance with these guidelines but, consistent with our “principles-based” approach to proxy voting, we may deviate from the guidelines if warranted by the specific facts and circumstances of the situation (i.e., if, under the circumstances, we believe that deviating from our stated policy is necessary to help maximize long-term shareholder value).

In addition, these guidelines are not intended to address all issues that may appear on all proxy ballots. We will evaluate on a case-by-case basis any proposal not specifically addressed by these guidelines, whether submitted by management or shareholders, always keeping in mind our fiduciary duty to make voting decisions that, by maximizing long-term shareholder value, are in our clients’ best interests.

A.	BOARD AND DIRECTOR PROPOSALS

1.	Board Diversity (SHP i.e., Shareholder primacy)

Board diversity is increasingly an important topic. We believe a diversity of ethnicity, gender and experience is an important consideration. We expect boards to be comprised of a diverse selection of individuals who bring their personal and professional experiences. Hence, we generally will support proposals.

2.	Changes in Board Structure and Amending the Articles of Incorporation

Companies may propose various provisions with respect to the structure of the board of directors, including changing the way board vacancies are filled, directors are nominated and the number of directors. Such proposals may require amending the charter or by-laws. We generally will oppose proposals without seeking shareholder approval and/or restricting or diminishing shareholder rights.

3.	Classified Boards

A classified board typically is divided into three separate classes. Each class holds office for a term of two or three years. Only a portion of the board can be elected or replaced each year. Because this type of proposal has fundamental antitakeover implications, we generally will oppose the adoption of classified boards unless there is a justifiable financial reason, or an adequate sunset provision exists. However, where a classified board already exists, we will not oppose directors who sit on such boards for that reason. We also will vote against directors that fail to implement shareholder approved proposals to declassify boards that we previously supported.

4.	Director Liability and Indemnification

Some companies argue that increased indemnification and decreased liability for directors are important to ensure the continued availability of competent directors. However, others argue that the risk of such personal liability minimizes the propensity for corruption and recklessness.

We generally will support proposals adopting indemnification for directors with respect to acts conducted in the normal course of business. We will also support proposals that expand coverage for directors and officers where, despite an unsuccessful legal defense, we believe the director or officer acted in good faith and in the best interests of the company.

However, we will oppose proposals to indemnify auditors.

5.	Disclose CEO Succession Plan (SHP)

Proposals like these are often suggested by shareholders of companies with long-tenured CEOs and/or high employee turnover rates. Even though some markets might not require the disclosure of a CEO succession plan, we do think it is good business practice and will support these proposals.

6.	Election of Directors

The election of directors is an important vote. We expect directors to represent shareholder interests at the company and maximize shareholder value. We generally will vote in favor of the management-proposed slate of directors while considering several factors, including the market best practice. We believe companies should have a majority of independent directors and independent key committees.

In addition:

•	We believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We will vote against directors (or withhold votes for directors if plurality voting applies) who fail to act on key issues.
•	We will abstain or vote against (depending on a company’s history of disclosure in this regard) directors of issuers where there is insufficient information about the nominees disclosed in the proxy statement.
•	We will vote against directors for unilateral bylaw amendments that diminish shareholder rights.

a.	Controlled Company Exemption

We generally will not oppose that company’s directors simply because the board does not include a majority of independent members. And as defined by the U.S. stock exchanges, we will only vote against insiders or affiliates who sit on the audit committee, but not other key committees.

b.	Voting for Director Nominees in a Contested Election

On occasion, directors are forced to compete for election against outside director nominees (contested elections). As we believe that strong management creates long-term shareholder value, we generally will vote in support of management of companies in which the funds are invested and place the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. We may abstain or oppose proposals if we have concerns on the followings:

•	Management’s track record and strategic plan for enhancing shareholder value;
•	The qualifications of the nominees.

7.	Independent Lead Director (SHP)

We support shareholder proposals that request a company to amend its by-laws to establish an independent lead director, if the position of chairman is non-independent. If a company has such an independent lead director in place, we will generally oppose a proposal to require an independent board chairman, barring any additional board leadership concerns.

8.	Limit Term of Directorship (SHP)

These proposals seek to limit the term during which a director may serve on a board to a set number of years. When these proposals are not controversial or discriminatory, we generally will vote for the proposals.

Where boards find that age limits or term limits are the most efficient and objective mechanism for ensuring periodic board refreshment, we generally defer to the board’s determination in setting such limits.

9.	Majority of Independent Directors (SHP)

Each company’s board of directors has a duty to always act in the best interest of the company’s shareholders. We believe that these interests are best served by having directors who bring objectivity to the company and are free from potential conflicts of interests. Accordingly, we will support proposals seeking a majority of independent directors on the board while taking into consideration local market regulations and corporate governance codes.

10.	Majority of Independent Directors on Key Committees (SHP)

In order to ensure that those who evaluate management’s performance, recruit directors and set management’s compensation are free from conflicts of interests, we believe that the audit, nominating/governance, and compensation committees should be composed of a majority of independent directors while taking into consideration local market regulation, corporate governance codes, and controlled company status. And pursuant to the SEC rules, adopted pursuant to the Sarbanes-Oxley Act of 2002, as of October 31, 2004, each U.S. listed issuer must have a fully independent audit committee. Therefore, we generally will support proposals.

11.	Majority Votes for Directors (SHP)

We believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company. This objective is strengthened if directors are elected by a majority of votes cast at an annual meeting rather than by the plurality method commonly used. With plurality voting a director could be elected by a single affirmative vote even if the rest of the votes were withheld. We further believe that majority voting provisions will lead to greater director accountability. Therefore, we will support proposals.

12.	Removal of Directors Without Cause (SHP)

Company by-laws sometimes define cause very narrowly, including only conditions of criminal indictment, final adverse adjudication that fiduciary duties were breached or incapacitation, while also providing shareholders with the right to remove directors only upon “cause”. We believe that the circumstances under which shareholders have the right to remove directors should not be limited to those traditionally defined by companies as “cause”. We also believe that shareholders should have the right to conduct a vote to remove directors who fail to perform in a manner consistent with their fiduciary duties or representative of shareholders’ best interests. Hence, we generally will support proposals that would provide shareholders with the right to remove directors without cause.

13.	Require Independent Board Chairman (SHP)

We believe there can be benefits to an executive chairman and to having the positions of chairman and CEO combined as well as split. Hence, generally we will support a strong independent lead director. But, for companies with smaller market capitalizations, separate chairman and CEO positions may not be practical and we will defer to boards to designate the most appropriate leadership structure to ensure adequate balance and independence.

B. COMPENSATION PROPOSALS

14.	Equity Compensation Plan (SHP)

We encourage the use of reasonably designed equity compensation plan, and we believe the equity compensation plans should align the interest of management with incentives to increase long-term shareholder value. Hence, we generally will support the proposal.

However, we will oppose plans if they contain “evergreen” provisions, which allow for the unlimited increase of shares reserved without requiring further shareholder approval after a reasonable time period. We also generally will oppose plans that allow for repricing without shareholder approval. We will also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur.

15.	Adopt Policies to Prohibit any Death Benefits to Senior Executives (SHP)

We view these bundled proposals as too restrictive and conclude that blanket restrictions on any and all such benefits, including the payment of life insurance premiums for senior executives, could put a company at a competitive disadvantage. Hence, we generally will oppose the proposal.

16.	Advisory Vote to Ratify Directors’ Compensation (SHP)

Like advisory votes on executive compensation, shareholders may request a non-binding advisory vote to approve compensation given to board members. We generally will support this item.

17.	Amend Executive Compensation Plan Tied to Performance (SHP)

These proposals seek to force a company to amend executive compensation plans such that compensation awards tied to performance are deferred for shareholder specified and extended periods of time. As a result, awards may be adjusted downward if performance goals achieved during the vesting period are not sustained during the added deferral period. We believe that most companies have adequate vesting schedules and claw-backs in place. Under such circumstances, we will oppose these proposals.

18.	Approve Remuneration for Directors and Auditors

The key purpose of remuneration is to attract, retain and reward key personnel who are fundamental to the long-term success of the company. The remuneration of executive directors should be determined by independent Remuneration Committees and fully disclosed to shareholders. Hence, we generally will support the proposals.

19.	Approve Retirement Bonuses for Directors (Japan and South Korea)

Retirement bonuses are customary in Japan and South Korea. Companies seek approval to give the board authority to grant retirement bonuses for directors and/or auditors and to leave the exact amount of bonuses to the board’s discretion. We will generally support proposals. However, when the details of the retirement bonus are inadequate or undisclosed, we will abstain or vote against.

20.	Disclose Executive and Director Pay (SHP)

The United States Securities and Exchange Commissions (“SEC”) has adopted rules requiring increased and/or enhanced compensation-related and corporate governance-related disclosure in proxy statements and Forms 10-K. Similar steps have been taken by regulators in foreign jurisdictions. We believe the rules enacted by the SEC and various foreign regulators generally ensure more complete and transparent disclosure. Therefore, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation.

21.	Executive and Employee Compensation Plans, Policies and Reports

Compensation plans (“Compensation Plans”) usually are a major corporate expense. Where disclosure relating to the details of Compensation Plans is inadequate or provided without sufficient information or time for us to consider our vote, we will abstain or vote against.

We will oppose plans that contain “evergreen” provisions, which allow for the unlimited increase of shares reserved without requiring further shareholder approval after a reasonable time period. We will also generally oppose plans that allow for repricing without shareholder approval. We will also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur.

22.	Limit Executive Pay (SHP)

We believe that management and directors, within reason, should be given latitude in determining the mix and types of awards offered to executive officers. Hence, we generally will oppose shareholder proposals seeking to limit executive pay. Depending on our analysis of the specific circumstances, we are generally against requiring a company to adopt a policy prohibiting tax gross up payments to senior executives.

23.	Mandatory Holding Periods (SHP)

We generally will vote against shareholder proposals asking companies to require a company’s executives to hold stock for a specified period after acquiring that stock by exercising company-issued stock options (i.e., precluding “cashless” option exercises), unless we believe implementing a mandatory holding period is necessary to help resolve underlying problems at a company that have hurt, and may continue to hurt, shareholder value. We are generally in favor of reasonable stock ownership guidelines for executives.

24.	Performance-Based Stock Option Plans (SHP)

These shareholder proposals require a company to adopt a policy that all or a portion of future stock options granted to executives be performance-based. Performance-based options usually take the form of indexed options (where the option sale price is linked to the company’s stock performance versus an industry index), premium priced options (where the strike price is significantly above the market price at the time of the grant) or performance vesting options (where options vest when the company’s stock price exceeds a specific target). We generally will support proposals unless:

•	Pricing: We believe that options should be priced at a fair market value on the date they are granted. We generally oppose options priced at a discount.
•	Re-pricing: An “out-of-the-money” (or underwater) option has an exercise price that is higher than the current price of the stock. We generally oppose the re-pricing of underwater options because it is not consistent with the policy of offering options as a form of long-term compensation.

25.	Prohibit Relocation Benefits to Senior Executives (SHP)

We do not consider such perquisites to be problematic pay practices if they are properly disclosed. Therefore, we will oppose shareholder proposals asking to prohibit relocation benefits.

26.	Recovery of Performance-Based Compensation (SHP)

We generally will support shareholder proposals requiring the board to seek recovery of performance-based compensation awards to senior management and directors in the event of a fraud or other reasons that resulted in the detriment to shareholder value and/or company reputation due to gross ethical lapses.

27.	Submit Golden Parachutes/Severance Plans to a Shareholder Vote (SHP)

Golden Parachutes assure key officers of a company lucrative compensation packages if the company is acquired and/or if the new owners terminate such officers. We recognize that offering generous compensation packages that are triggered by a change in control may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism. Accordingly, we will support proposals to submit severance plans (including supplemental retirement plans), to a shareholder vote. And we generally will oppose proposals to ratify golden parachutes where the arrangement includes an excise tax gross-up provision and single trigger for cash incentives.

28.	Submit Golden Parachutes/Severance Plans to a Shareholder Vote Prior to Their Being Negotiated by Management (SHP)

CASE-BY-CASE

We believe that in order to attract qualified employees, companies must be free to negotiate compensation packages without shareholder interference. However, shareholders must be given an opportunity to analyze a compensation plan’s final, material terms in order to ensure it is within acceptable limits. Accordingly, we evaluate proposals that require submitting severance plans and/or employment contracts for a shareholder vote prior to being negotiated by management on a case-by-case basis.

29.	Submit Survivor Benefit Compensation Plan to Shareholder Vote (SHP)

We generally will support shareholder proposals as we recognize that offering generous compensation packages that are triggered by the passing of senior executives may help attract qualified officers.

C. CAPITAL CHANGES AND ANTI-TAKEOVER PROPOSALS

30.	Amend Exclusive Forum Bylaw (SHP)

We will generally oppose proposals that ask the board to repeal the company’s exclusive forum bylaw. Such bylaws require certain legal action against the company to take place in the state of the company’s incorporation. The courts within the state of incorporation are considered best suited to interpret that state’s laws.

31.	Amend Net Operating Loss (“NOL”) Rights Plans

NOL Rights Plans are established to protect a company’s net operating loss carry forwards and tax credits, which can be used to offset future income. We believe this is a reasonable strategy for a company to employ. Accordingly, we will vote in favor of NOL Rights Plans.

32.	Authorize Share Repurchase

We generally will support share repurchase proposals that are part of a well-articulated and well-conceived capital strategy. Furthermore, we would generally support the use of derivative instruments (e.g., put options and call options) as part of a share repurchase plan absent a compelling reason to the contrary. Also, absent a specific concern at the company, we will generally support a repurchase plan that could be continued during a takeover period.

33.	Blank Check Preferred Stock

Blank check preferred stock proposals authorize the issuance of certain preferred stock at some future point in time and allow the board to establish voting, dividend, conversion and other rights at the time of issuance. While blank check preferred stock can provide a corporation with the flexibility needed to meet changing financial conditions, it also may be used as the vehicle for implementing a “poison pill” defense or some other entrenchment device. We are concerned that, once this stock has been authorized, shareholders have no further power to determine how or when it will be allocated. Accordingly, we generally will oppose this type of proposal.

34.	Corporate Restructurings, Merger Proposals and Spin-Offs

CASE-BY-CASE

Proposals requesting shareholder approval of corporate restructurings, merger proposals and spin-offs are determined on a case-by-case basis. In evaluating these proposals and determining our votes, we are singularly focused on meeting our goal of maximizing long-term shareholder value.

35.	Elimination of Preemptive Rights

CASE-BY-CASE

Preemptive rights allow the shareholders of the company to buy newly issued shares before they are offered to the public in order to maintain their percentage ownership. We believe that, because preemptive rights are an important shareholder right, careful scrutiny must be given to management’s attempts to eliminate them. However, because preemptive rights can be prohibitively expensive to widely held companies, the benefit of such rights will be weighed against the economic effect of maintaining them.

36.	Expensing Stock Options (SHP)

The US generally accepted accounting principles require companies to expense stock options, as do the accounting rules in many other jurisdictions (including those jurisdictions that have adopted IFRS – international financial reporting standards). Hence, we will support shareholder proposals requiring this practice and disclosing information about it.

37.	Fair Price Provisions

A fair price provision in the company’s charter or by laws is designed to ensure that each shareholder’s securities will be purchased at the same price if the corporation is acquired under a plan not agreed to by the board. In most instances, the provision requires that any tender offer made by a third party must be made to all shareholders at the same price. Hence, we generally will support it.

38.	Increase Authorized Common Stock

Generally, we will support proposals to increase the number of shares of common stock authorized for issuance, and generally support proposals to increase the number of shares of preferred stock if they are not inadequate or undisclosed.

39.	Issuance of Equity Without Preemptive Rights

We are generally in favor of issuances of equity without preemptive rights unless there is concern that the issuance will be used in a manner that could hurt shareholder value (e.g., issuing the equity at a discount from the current market price or using the equity to help create a “poison pill” mechanism).

40.	Multi Class Equity Structures

The one share, one vote principle – stating that voting power should be proportional to an investor’s economic ownership – is generally preferred in order to hold the board accountable to shareholders. We will vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure. We will vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

41.	Net Long Position Requirement

We will support proposals that require the ownership level needed to call a special meeting to be based on the net long position of a shareholder or shareholder group. This standard ensures that a significant economic interest accompanies the voting power.

42.	Reincorporation

These guidelines are designed to protect shareholders’ value in the companies in which our funds invest. To the extent a company’s management is committed and incentivized to maximize shareholder value, we generally will vote in favor of proposals. We may vote against where a proposal is overly dilutive to shareholder value or other interests.

43.	Reincorporation to Another Jurisdiction to Permit Majority Voting or Other Changes in Corporate Governance (SHP)

If a shareholder proposes that a company move to a jurisdiction where majority voting (among other shareholder-friendly conditions) is permitted, we will generally oppose the move notwithstanding the fact that we favor majority voting for directors. Our rationale is that the legal costs, taxes, other expenses and other factors, such as business disruption, in almost all cases would be material and outweigh the benefit of majority voting. If, however, we should find that these costs are not material and/or do not outweigh the benefit of majority voting, we will vote in favor of this kind of proposal. We will evaluate similarly proposals that would require reincorporation in another state to accomplish other changes in corporate governance.

44.	Stock Splits

Stock splits are intended to increase the liquidity of a company’s common stock by lowering the price, thereby making the stock seem more attractive to small investors. We generally will vote in favor of stock split proposals.

45.	Submit Company’s Shareholder Rights Plan to Shareholder Vote (SHP)

Most shareholder rights plans (also known as “poison pills”) permit the shareholders of a target company involved in a hostile takeover to acquire shares of the target company, the acquiring company, or both, at a substantial discount once a “triggering event” occurs. A triggering event is usually a hostile tender offer or the acquisition by an outside party of a certain percentage of the target company’s stock. A shareholder rights plan is designed to discourage potential acquirers from acquiring shares to make a bid for the issuer. Hence, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote.

46.	Transferrable Stock Options

These programs allow stock options to be transferred to third parties in exchange for cash or stock. In effect, management becomes insulated from the downside risk of holding a stock option, while the ordinary shareholder remains exposed to downside risk. This insulation may unacceptably remove management’s exposure to downside risk, which significantly misaligns management and shareholder interests. Accordingly, we generally will vote against these.

D. AUDITOR PROPOSALS

47.	Appointment of Auditors

We believe that the company is in the best position to choose its accounting firm, and we generally will support the management’s recommendation. However, we generally will vote against the auditor if we find a conflict of interests. In addition, we generally will vote against authorizing the audit committee to set the remuneration of such auditors. We will also vote against or abstain due to a lack of disclosure of the name of the auditor while considering local market practice.

48.	Approval of Financial Statements

In some markets, companies are required to submit their financial statements for shareholder approval. This is generally a routine item and, as such, we will vote for the approval of financial statements. We will vote against it if the information is not available in advance of the meeting.

49.	Approval of Internal Statutory Auditors

Some markets (e.g., Japan) require the annual election of internal statutory auditors. Internal statutory auditors have several duties, including supervising management, ensuring compliance with the articles of association and reporting to a company’s board on certain financial issues. In most cases, the election of internal statutory auditors is a routine item, and we will support the management’s nominee.

50.	Separating Auditors and Consultants (SHP)

We believe that a company serves its shareholders’ interests by avoiding potential conflicts of interest that might interfere with an auditor’s independent judgment. SEC rules adopted as a result of the Sarbanes-Oxley Act of 2002 attempted to address these concerns by prohibiting certain services by a company’s independent auditors and requiring additional disclosure of other services. Hence, we will vote for proposals requesting the company to separate auditors and consultants.

E. SHAREHOLDER ACCESS AND VOTING PROPOSALS

51.	A Shareholder’s Right to Call Special Meetings (SHP)

We recognize the importance of the right of shareholders to remove poorly performing directors, respond to takeover offers and take other actions without having to wait for the next annual meeting. We also believe that encouraging active share ownership among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Accordingly, we will generally support a proposal to call a special meeting.

52.	Adopt Cumulative Voting (SHP)

We believe that a majority vote standard is in the best long-term interest of shareholders. It ensures director accountability via the requirement to be elected by more than half of the votes cast. As such, we will generally oppose proposals requesting the adoption of cumulative voting, which may disproportionately aggregate votes on certain issues or director candidates.

53.	Adopt Cumulative Voting in Dual Shareholder Class Structures (SHP)

As explained above, we will generally oppose proposals requesting the adoption of cumulative voting.

54.	Early Disclosure of Voting Results (SHP)

These proposals seek to require a company to disclose votes sooner than is required by the local market. In the US, the SEC requires disclosure in the first periodic report filed after the company’s annual meeting which we believe is reasonable. We generally do not support this request.

55.	Limiting a Shareholder’s Right to Call Special Meetings

Companies contend that limitations on shareholders’ rights to call special meetings are needed to prevent minority shareholders from taking control of the company's agenda. However, such limits also have anti-takeover implications because they prevent a shareholder or a group of shareholders who have acquired a significant stake in the company from forcing management to address urgent issues, such as the potential sale of the company. Because most states prohibit shareholders from abusing this right, we see no justifiable reason for management to eliminate this fundamental shareholder right. Accordingly, we generally will vote against such proposals. In addition, if the board of directors, without shareholder consent, raises the ownership threshold a shareholder must reach before the shareholder can call a special meeting, we will vote against those directors.

56.	Permit a Shareholder’s Right to Act by Written Consent (SHP)

Action by written consent enables a large shareholder or group of shareholders to initiate votes on corporate matters prior to the annual meeting. We believe this is a fundamental shareholder right and, accordingly, will support shareholder proposals seeking to restore this right.

57.	Proxy Access for Annual Meetings (SHP) (Management)

These proposals allow “qualified shareholders” to nominate directors. We generally will vote in favor of management and shareholder proposal.

We will vote against proposals that use requirements including implementation restrictions and against individual board members, or entire boards, who exclude from their ballot properly submitted shareholder proxy access proposals or compete against shareholder proxy access proposals with stricter management proposals on the same ballot.

58.	Reduce Meeting Notification

A reduced notice period speeds up obtaining shareholder approval of additional financing needs and other important matters. Accordingly, we generally will support these proposals.

59.	Shareholder Proponent Engagement Process (SHP)

We believe that proper corporate governance requires that proposals receiving support from a majority of shareholders be considered and implemented by the company. Accordingly, we will support establishing an engagement process between shareholders and management to ensure proponents of majority-supported proposals have an established means of communicating with management.

60.	Supermajority Vote Requirements

A supermajority vote requirement is a charter or by-law requirement that, when implemented, raises the percentage (higher than 50%, generally between 60~90%) of shareholder votes needed to approve certain proposals, such as mergers, changes of control, or proposals to amend or repeal a portion of the Articles of Incorporation. We generally will oppose these proposals and support shareholder proposals that seek to reinstate the simple majority vote requirement.

F. ENVIRONMENTAL, SOCIAL AND DISCLOSURE PROPOSALS

61.	Animal Welfare (SHP)

These proposals may include reporting requests or policy adoption on items such as pig gestation crates and animal welfare in the supply chain. We generally will support shareholder proposals if proposed information has no negative impacts on the benefit to shareholders.

62.	Climate Change (SHP)

Climate change increasingly receives investor attention as a potentially critical and material risk to the sustainability of a wide range of business-specific activities. These proposals may include emissions standards or reduction targets, quantitative goals, and impact assessments. We generally will support these proposals if the proposed information has no negative impacts on the benefit to shareholders.

63.	Charitable Contributions (SHP) (MGMT)

Proposals relating to charitable contributions may be sponsored by either management or shareholders. Management proposals may ask to approve the amount for charitable contributions. We generally will support shareholder proposals if proposed information has no negative impacts on the benefit to shareholders.

64.	Environmental Proposals (SHP)

These proposals can include reporting and policy adoption requests in a wide variety of areas, including, but not limited to, (nuclear) waste, deforestation, packaging and recycling, renewable energy, toxic material, palm oil and water. We generally will support proposals if the proposed information has no negative impacts on the benefit to shareholders.

65.	Genetically Altered or Engineered Food and Pesticides (SHP)

These proposals may include reporting requests on pesticides monitoring/use and Genetically Modified Organism (GMO) as well as GMO labeling. We generally will support shareholder proposals.

66.	Health Proposals (SHP)

These proposals may include reports on pharmaceutical pricing, antibiotic use in the meat supply, and tobacco products. We generally will support shareholder proposals.

67.	Human Rights Policies and Reports (SHP)

These proposals may include reporting requests on human rights risk assessment, humanitarian engagement and mediation policies, working conditions, adopting policies on supply chain worker fees and expanding existing policies in these areas. We recognize that many companies have complex supply chains which have led to increased awareness of supply chain issues as an investment risk. We generally will support shareholder proposals.

68.	Include Sustainability as a Performance Measure (SHP)

We recognize that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership. We generally will support proposals.

69.	Lobbying and Political Spending (SHP)

We generally will vote in favor of proposals requesting increased disclosure of political contributions and lobbying expenses, including those paid to trade organizations and political action committees, whether at the federal, state, or local level. These proposals may increase transparency. Accordingly, we generally will support proposals.

70.	Other Business

In certain jurisdictions, these proposals allow management to act on issues that shareholders may raise at the annual meeting. Because it is impossible to know what issues may be raised, we will vote against these proposals.

71.	Reimbursement of Shareholder Expenses (SHP)

These shareholder proposals would require companies to reimburse the expenses of shareholders who submit proposals that receive a majority of votes cast or the cost of proxy contest expenses. We generally will vote against these proposals.

72.	Sustainability Report (SHP)

We generally will support shareholder proposals calling for reports.

73.	Workplace: Diversity (SHP)

We generally will support shareholder proposals and support proposals requiring a company to amend its Equal Employment Opportunity policies to prohibit workplace discrimination based on sexual orientation and gender ID.

74.	Workplace: Gender Pay Equity (SHP)

We generally will support proposals requiring gender pay metrics.

IV.	AVOIDING CONFLICTS OF INTEREST

We always must act in our clients’ best interests and attempt to avoid any perceived or actual conflicts of interest.

A.	CONFLICT IDENTIFICATION AND RESOLUTION PROPOSALS

Rayliant seeks to identify and address any actual or potential conflicts of interest that may arise in connection with proxy voting, including situations where Rayliant or its affiliates have a business relationship with the issuer, a material personal relationship with company management, or other circumstances that could reasonably be expected to influence the proxy voting decision.

Any identified conflict of interest shall be escalated to the Compliance Department and the Proxy Voting Committee for review. Where a material conflict exists, Rayliant will take appropriate steps to ensure the proxy vote is cast in the best interests of clients, which may include abstaining from voting, following the recommendations of an independent third party, or taking other actions designed to mitigate the conflict. All conflicts and resolutions shall be documented.

B.	ADHERENCE TO STATED PROXY VOTING POLICIES

We take responsibility for voting proxies in our clients’ best interests, consistent with applicable fiduciary duties and investment objectives. Votes generally are cast in accordance with this policy.

C.	CONCLUSION

Rayliant is driven by two fundamental values: 1) putting the long-term interests of our customers and fund shareholders first; and 2) investing in companies that share our approach to creating value over the long term. With these fundamental principles as guideposts, the funds are managed to provide the greatest possible return to shareholders consistent with governing laws and the investment guidelines and objectives of each fund. We believe that there is a strong correlation between sound corporate governance and enhancing shareholder value. We, through the implementation of these guidelines, put this belief into action through consistent engagement with portfolio companies on matters contained in these guidelines, and, ultimately, through the exercise of voting rights by the funds.

V.	PROXY VOTING PROCEDURES

A.       VOTE ADMINISTRATION

ProxyEdge (www.proxyedge.com) is a proxy voting platform provided by our custodian bank. Investment Operations should follow the Proxy Voting and Governance Policy to update our decisions into ProxyEdge. For the Funds advised by Rayliant, proxy votes are generally cast in accordance with the recommendations of an independent third-party proxy advisory firm utilized through the ProxyEdge platform. Rayliant retains ultimate voting authority and may deviate from such recommendations where the Proxy Voting Committee determines that a deviation is in the best interests of fund shareholders. On a monthly basis, a voting summary report should be run and sent to the Legal/Compliance Officer for review.

Proxy voting records shall be maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940, including proxy statements received, records of votes cast, documents created that were material to voting decisions, records of conflicts and their resolution, and records of client requests for proxy voting information. Such records shall be retained for at least seven (7) years. ProxyEdge–related operational inquiries may be directed to Broadridge support, including via ICS.APAC@broadridge.com.

In the case of an issue arising and not covered by the guidelines outlined in this Policy, Investment Operations should escalate the matter and propose the decision by sending the Proxy Voting Form (Appendix B) to the Committee. The Committee should review the form and provide the comments.

B.       SHARE BLOCKING

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. In cases where we want to retain the ability to trade shares, we will abstain from voting for those shares.

We seek to vote all proxies for securities which we have proxy voting authority. However, in some markets administrative issues beyond our control may sometimes prevent us from voting for such proxies. For example, we may receive meeting notices after the cut-off date for voting or without enough time to fully consider the proxy. Similarly, proxy materials for some issuers may not contain disclosure sufficient to arrive at a voting decision, in which cases we will abstain from voting.

C.       LOANED SECURITIES

We will not be able to vote for securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we will request to recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the fund.

APPENDIX A - PROXY VOTING COMMITTEE MEMBERS

It is the responsibility of the Proxy Voting Committee to approve the Proxy Voting and Governance Policy and review it at least on an annual basis.

In case of an issue not covered by the guidelines outlined in the Policy, Client Services or the Investment Operations should escalate it by sending the completed Proxy Voting Form (Appendix B) to the Committee. The Committee should review the form and provide sign-off or comments.

The Committee includes:

•	Phillip Wool, PhD – Chief Research Officer, Portfolio Manager
•	Joshua Katz, CFA – Chief Compliance Officer
•	Vicky Wan – Senior Director – Investment Operations

APPENDIX B - PROXY VOTING FORM

To: Proxy Voting Committee

Name of Security:
Date of Shareholder Meeting:

1.	Short Descriptions of the Proxy Voting (client, mutual fund distributor, etc.):

2.	Proposed Voting Decision:

□ for

□ against

□ abstain

Is there any evidence that proposed voting decision is against our view of maximizing long-term shareholder value?
...................................................................................................................Yes/or No

Committee sign-off:	Date:
I hereby confirm that the proxy voting decision referenced on this form is reasonable.

Compliance sign-off:	Date:

* Compliance sign-off is required only if the proposed voting decision is against our view of shareholder value.

* Email sign-off is acceptable.

APPENDIX C - STATEMENT OF POLICY REGARDING RESPONSIBLE INVESTMENT

PRINCIPLES FOR RESPONSIBLE INVESTMENT, ESG AND SOCIALLY RESPONSIBLE INVESTMENT

1.	Introduction

Rayliant Investment Research (“RIR” or “we”) is appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. We have long recognized that environmental, social and governance (“ESG”) issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.

Approach to ESG

Our experience in ESG applications has mostly been in integrating specific ESG principles into the design of an investment strategy. Our engagements generally include incorporating ESG elements selected by our partners who have specific ESG directives. This work is done by our research team in close collaboration with our clients. We first determine our clients’ ESG objectives and then configure our multi-factor quantamental approach to provide the highest possible risk-adjusted returns while fulfilling their stated ESG portfolio purpose.

Often our clients provide negative and/or positive stock screens to the targeted investment universes. In addition, desired ESG factors could be incorporated into our investment process at the signal generation or portfolio construction levels. Our goal is to provide client solutions that deliver the highest possible risk-adjusted returns whilst fulfilling clients’ ESG obligations.

One area of responsible investment that is a mainstay of our investment strategies is our attention to governance factors that represent accounting and investment conservatism. For example, we look at accounting conservatism which seeks to uncover firms that engage in accounting manipulation and fraud. Another factor we incorporate into our investment process is investment conservatism. This assessment leads to removing or underweighting firms whose management is engaging in unproductive empire building at the expense of the best long-term growth opportunities of the company.

2.	Commitment to the PRI (Principles for Responsible Investment)

In recent years, we have gained greater clarity on the PRI initiative, and we acknowledge these developments and are working toward becoming a PRI signatory.

The Advisors’ Inner Circle Fund III

Redwheel Global Emerging Equity Fund

Class N Shares: RWCNX
Class I Shares: RWCIX
Institutional Class Shares: RWCEX

Investment Adviser:

RWC Asset Advisors (US) LLC

Redwheel Next Generation Power Infrastructure Fund

(Formerly, Ecofin Global Renewables Infrastructure Fund)

A Class Shares: ECOAX
Institutional Class Shares: ECOIX

Investment Adviser:

RWC Asset Management LLP

Prospectus

January 28, 2026

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

ADDITIONAL INFORMATION	96
FINANCIAL HIGHLIGHTS	97
APPENDIX A	A-1
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS	Back Cover

Class N Shares of the Redwheel Global Emerging Equity Fund are currently not available for purchase.

Redwheel Global Emerging Equity Fund

Investment Objective

The Redwheel Global Emerging Equity Fund (the “Global Emerging Equity Fund” or the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares, Class I Shares and Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares	Institutional Class Shares
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.49%	0.49%	0.34%
Shareholder Servicing Fee	0.15%	0.15%	None
Previously Waived Fees and/or Reimbursed Expenses Recovered[1]	0.03%	0.03%	0.03%
Other Operating Expenses	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.64%	1.39%	1.24%

[1]

Until January 29, 2024, RWC Asset Advisors (US) LLC (“RWC US”), the investment adviser to the Fund, had contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding certain excluded expenses) from exceeding 1.25% of the average daily net assets of each of the Fund’s share classes. This agreement was terminated by RWC US effective as of January 29, 2024. Pursuant to the terms of the agreement, RWC US has the ability to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment subject to certain terms and conditions. The amounts above reflect previously waived fees and/or reimbursed expensed recovered by RWC US from the Fund during the fiscal year ended September 30, 2025.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$167	$517	$892	$1,944
Class I Shares	$142	$440	$761	$1,669
Institutional Class Shares	$126	$393	$681	$1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies, and in other instruments, principally derivatives and shares of investment companies (including exchange-traded funds (“ETFs”)), that have economic characteristics similar to such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily publicly traded common stocks, but may also include private placements; rights and warrants; depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies; and securities immediately convertible into equity securities (principally bonds and preferred stock that are immediately convertible into common stock). The Fund may also invest in “out-of-the-money” convertible securities and may invest in securities of companies with any market capitalization.

The Fund considers a company to be an emerging market company if, at the time of purchase: (i) at least 50% of the company’s assets are located in emerging or frontier market countries; (ii) at least 50% of the company’s revenue is generated in emerging or frontier market countries; or (iii) the company maintains its principal place of business in an emerging or frontier market country. The Fund considers emerging market countries to be: (i) countries that have an “emerging stock market” in a “developing economy” as defined by the International Finance Corporation; (ii) countries that have “low or middle economies” according to the World Bank; (iii) countries listed in a World Bank publication as “developing”; (iv) countries considered “industrially developing countries” by the International Monetary Fund; and (v) other countries that have similar characteristics, as determined by RWC US. The Fund considers frontier market countries to be countries included in the MSCI Frontier Markets Index and other countries that have similar characteristics, as determined by RWC US. Under normal circumstances, the Fund invests in at least three emerging or frontier market countries. From time to time, the Fund may focus its investments in a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A-Shares of companies based in China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund may utilize derivatives, principally equity-linked notes (including participation notes and other instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index) and swaps, to seek to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. For purposes of the Fund’s 80% investment policy, the Fund generally values its derivative instruments using the market values of the investments, but reserves the right to use an investment’s notional value, where determined appropriate in RWC US’ discretion.

In selecting investments for the Fund, RWC US implements its “Growth At A Reasonable Price” investment philosophy by combining top-down analyses of economic, political and social factors with bottom-up quantitative and qualitative fundamental research to seek to identify countries, sectors and companies with attractive risk/return profiles based, in part, on RWC US’ experience investing in a wide range of markets at various stages of development. RWC US may adjust the Fund’s portfolio to manage its liquidity and position sizing, and may sell a security that reaches its price target, or that is negatively impacted by changes in macroeconomic conditions or geographic, sector or issuer specific factors.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging and Frontier Markets Securities Risk — The Fund’s investments in emerging or frontier markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging and frontier markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging and frontier market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in China — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small- and Mid-Capitalization Company Risk — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investment Style Risk — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that RWC US believes will have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Private Placements Risk — Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Derivatives Risk — The Fund’s use of equity-linked notes and swaps for all purposes, including speculative purposes, is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Fund’s use of swaps is also subject to leverage risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Risks of Investing in Other Investment Companies — To the extent that the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, RWC US may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Shareholder Concentration Risk — A large percentage of the Fund’s shares may be held by a small number of shareholders at any time. During any such time, a large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Class N Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Class N Shares is not presented. Class N Shares would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Class N Shares are higher than the expenses of Institutional Class Shares, in which case the returns for Class N Shares would be lower than those of Institutional Class Shares.

Updated performance information is available on the Fund’s website at https://www.redwheel.com or by calling 1-855-RWC-FUND.

Annual Total Returns – Institutional Class Shares

BEST QUARTER	WORST QUARTER
34.51%	(27.95)%
(12/31/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for Class I Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

	1 Year	5 Years	Since Inception
Fund Returns Before Taxes
Institutional Class Shares(1)	40.12%	0.82%	6.64%
Class I Shares(2)	39.88%	0.69%	3.72%
Fund Returns After Taxes on Distributions
Institutional Class Shares	40.07%	(0.12)%	6.01%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	24.25%	0.45%	5.21%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)(3)	33.57%	4.20%	8.11%

[1]	Institutional Class Shares of the Fund were offered beginning December 30, 2016.

[2]	Class I Shares of the Fund were offered beginning September 8, 2017.

[3]	Index comparison begins December 30, 2016.

Investment Adviser

RWC Asset Advisors (US) LLC serves as investment adviser to the Fund.

Portfolio Manager

John Malloy, Portfolio Manager, Emerging Markets, has managed the Fund since its inception in 2016.

Redwheel Next Generation Power Infrastructure Fund

Investment Objective

The Redwheel Next Generation Power Infrastructure Fund (the “Next Generation Power Infrastructure Fund” or the “Fund”) seeks long-term total return derived principally from a combination of capital appreciation and income over time.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares and Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investments)	A Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	1.00%[1]	None

[1]

A Class Shares purchases of $1 million or more are not subject to a sales charge at the time of purchase but generally are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 12 months of purchase. This CDSC will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	A Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.31%	0.31%
Acquired Fund Fees and Expenses (“AFFE”)[2]	0.01%	0.01%
Total Annual Fund Operating Expenses[3],[4]	1.32%	1.07%

[1]

Effective March 27, 2025, the Fund’s fiscal year end changed from November 30 to September 30. Therefore, “Other Expenses” shown are annualized for the period from December 1, 2024 through September 30, 2025.

[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, including mutual funds, money market funds and exchange-traded funds.

[3]

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.

[4]	Until September 30, 2026, RWC Asset Management LLP ("RWC UK"), the investment adviser to the Fund, has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, distribution and/or service (12b-1) fees, shareholder servicing fees, AFFE, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of each of the Fund’s share classes. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by RWC UK, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on September 30, 2026. In addition, RWC UK may receive from the Fund the difference between the Fund's total annual Fund operating expenses (not including excluded expenses) and the Fund's contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund from a financial intermediary, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Class Shares	$777	$945	$1,234	$2,053
Institutional Class Shares	$109	$340	$590	$1,306

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Class Shares	$677	$945	$1,234	$2,053
Institutional Class Shares	$109	$340	$590	$1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from December 1, 2024 to September 30, 2025, the Fund’s unannualized portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will principally focus its investment activities in equity securities of companies who are developers, owners and operators, in full or in part, of renewable and low-emission power plants and systems, and related infrastructure investments. The Fund will typically emphasize those companies achieving measurable improvements in overall emissions, as defined as those gases and particles that are exhausted into the air as a result of fuel combustion-related activities (“Emissions”), relative to their market peers. The Fund’s investments in equity securities may include investments in other investment companies, real estate investment trusts (“REITs”), foreign investment funds, preferred stocks, rights, warrants, convertible securities, and initial public offerings. The Fund will be invested in a range of both developed and non-developed markets, commensurate with its investment criteria. The Fund considers non-developed market countries to be those countries defined as such by the MSCI Market Classification Framework.

The Fund will invest at least 80% of its total assets in equity securities of next generation power infrastructure companies, which consist of companies deriving at least 50% of revenues from activities in power generation, transmission, distribution, storage, and ancillary or related services and that further either: (i) derive at least 50% of revenues from activities in renewable and low-Emission power generation, transmission, distribution, storage, and ancillary or related services; or (ii) are investing a majority of growth capital to increase their percentage mix of assets distributing and transmitting renewable and low-Emission power over time (“Next Generation Power Infrastructure Universe”). For these purposes, the term “renewable” means energy derived from natural sources that are constantly replenished and that can be harnessed for the purposes of producing electricity, such as solar, wind or hydro-electric. Such companies invest in renewable generation or other low-Emission related services, and/or contribute to reducing Emissions. These include, but are not limited to, those companies involved with owning solar, wind, hydro-electric, biomass, waste-to-energy and large-scale battery storage assets, as well as transmission and distribution assets related to delivering electricity, including renewable energy. For companies involved in power generation, the Fund will only invest in such companies that have as a minimum 10% lower CO2 emissions per unit of electricity generated than the grids in which they operate. This analysis is completed by an external specialist provider, based on scope 1 emissions of the power generation business.

The Next Generation Power Infrastructure Universe is a global investment universe that includes companies mainly based in North America, Europe and Asia, but also includes companies in other regions to a lesser extent. Under normal market conditions, the Fund will invest at least 40% of its total assets in foreign securities, which

RWC Asset Management LLP (“RWC UK”) considers to be companies organized outside of the United States, whose principal listing exchange is outside the United States, or who derive a significant portion of their revenue or profits outside the United States.

The Fund’s investments in foreign securities may also include American Depositary Receipts (“ADRs”) and investments in non-developed market securities. The Fund may invest up to 20% of its total assets in securities of companies located in nondeveloped markets. The Next Generation Power Infrastructure Universe includes a broad range of companies, ranging from small market capitalization companies to large market capitalization companies, with assets located throughout the world. The Fund may invest in companies of all market capitalizations. The Fund’s investment in securities of companies in the Next Generation Power Infrastructure Universe may include illiquid securities. The Fund will concentrate in industries represented by infrastructure companies. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The Fund may invest up to 15% of its total assets in debt securities, including but not limited to debt securities issued or guaranteed by the U.S. government or government-related entities. The Fund may also invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk and/or seek particular portfolio exposure as a substitute for a comparable market position in the underlying exposure, the Fund may invest in derivatives including options, futures, swap contracts and combinations of these instruments. The Fund may invest in futures, options and swap contracts on equity and debt securities, equity and debt indices and commodities (“Commodity Interests”) (i) with aggregate net notional value of up to 20% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.

RWC UK will seek to utilize a combined investment approach, incorporating a relatively broad exposure to the Next Generation Power Infrastructure Universe, with targeted active weights towards those investments that RWC UK believes offer attractive risk-adjusted intrinsic value. These active weights can change over time, relative to changes in corporate strategy, share prices, regulatory changes or other factors such as, but not limited to, balance sheet and liquidity considerations, environmental, social and governance (“ESG”) risk considerations, project success or jurisdictional policy issues. RWC UK uses financial models (income statements, balance sheets, cash flow statements), valuation metrics (discounted cash flows, price-to-book, price-to-earnings, enterprise value to EBITDA, dividend yield and growth) and risk metrics (beta, volatility, correlations) to identify the best investment opportunities from a return perspective while taking into account the different risk profile of each investment.

RWC UK incorporates ESG risk factors into its security selection and portfolio construction. RWC UK reviews both internally generated and third-party data in assessing ESG risk factors. In order to determine the suitability of an investment for the Fund, after having screened positively in terms of activity and the CO2 emissions threshold for power generating companies, RWC UK conducts a thorough analysis of the companies that encompass ESG and financial analysis, using internal analysis and external providers. RWC UK conducts meetings with management as part of the process to identify and review the attractiveness of the potential investment. The primary aim of the ESG analysis process is to assess how ESG risks can derail or materially impact the underlying investment case of a company.

ESG risk considerations include, but are not limited to, RWC UK evaluating specific environmental factors of a company’s policy towards carbon and potentially other emissions. From a social perspective, RWC UK analyzes potential portfolio companies’ metrics such as, but not limited to, whether the company is a signatory to the UN Global Compact and also seeks to measure and create a positive improvement regarding abatement of other harmful emissions which can disproportionately affect some impoverished communities. In terms of governance, RWC UK incorporates an analysis of the company’s board composition such as the percent of independent directors and may also assess protection of minority shareholders. RWC UK analyzes these factors with a preference for positive and improving trends when considering individual stocks for purchase in the portfolio. This data is reviewed for all investments at the time of purchase and periodically, at least quarterly, for all portfolio investments.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Equity Securities Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Renewable Energy Company Risk — Because the Fund invests in renewable energy companies, the value of Fund shares may be affected by events that adversely affect that industry, such as technology shifts, short product lifecycles, falling prices and profits, competition and general economic conditions, and may fluctuate more than that of a fund that does not concentrate in sustainable energy solutions companies.

Adviser Risk — The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if RWC UK cannot successfully implement the Fund’s investment strategies.

Concentration Risk — The Fund’s strategy of focusing its investments in Renewable Infrastructure companies means that the performance of the Fund will be closely tied to the performance of the renewable electricity and utility infrastructure industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if one or two of its investments perform poorly.

Energy Infrastructure Industry Risk — Companies in the energy infrastructure industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Renewable Energy Infrastructure Industry Risk — Companies in the renewable energy infrastructure industry are subject to many business, economic, environmental, and regulatory risks that can adversely affect the costs, revenues, profits, and viability of companies in the industry. These risks include, but are not limited to, the following: volatility in competing commodity prices and changes in supply and demand, which may affect the volume of energy commodities transported, processed, stored and or distributed; specific risks associated with companies owning and/or operating renewable energy or utility transmission systems; operating risks including outages, structural and maintenance, impairment and safety problems; changes in the regulatory environment at federal, state and local levels, and in foreign markets; environmental regulation and liability risk; terrorism risk; extreme weather and other natural disasters; and capital markets risk, resulting in a higher capital costs or impacting growth and access to capital.

New Technology Risk — New technologies used in renewable energy have a shorter commercial experience vs traditional energy production technologies. Also, advancements in renewable energy may create disruptive competitive threats to both incumbent technologies, such as centralized electric transmission and distribution networks;

in progressively more efficient or lower cost versions of existing renewable technology, or possibly advancements or innovations in competing renewable technology.

ESG Risk — A company’s ESG score is one factor considered by RWC UK when determining whether to buy or sell a security. The Fund may purchase and hold securities that present ESG risks. The evaluation of ESG factors is often subjective and RWC UK may not identify or evaluate every relevant ESG factor with respect to every investment. As a result, the ESG evaluation performed by RWC UK may differ from the evaluations made by other investment advisers and may not reflect the beliefs or values of any particular investor. In addition, the evaluation of ESG factors and implementation of ESG-related investment restrictions (i.e., screens) rely on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers, and ESG-related data is often based on estimates or assumptions. RWC UK’s ability to evaluate and assess ESG factors and the successful implementation of ESG-related investment restrictions may be limited or compromised to the extent relevant data is unavailable or inaccurate. The integration of ESG considerations may also cause the Fund to perform differently compared to accounts that do not integrate ESG considerations. For example, ESG considerations may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so. Further, an increased focus on ESG or sustainability investing in recent years may have led to increased valuations of certain issuers with higher ESG profiles. A reversal of that trend could result in losses with respect to investments in such issuers.

Non-Diversified Fund Risk — The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. Accordingly, the limited number of issuers in which the Fund invests means that each issuer has a proportionately greater impact on the Fund’s returns. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Foreign Securities Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

ADR Risk — Investments in ADRs may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

Emerging and Frontier Markets Securities Risk — The Fund’s investments in emerging or frontier markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging and frontier markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging and frontier market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Large Cap Company Risk — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Mid-Cap Companies Risk — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Debt Securities Risk — The prices of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets.

Government-Sponsored Entities Risk — The Fund may invest in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

REIT Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Investment Company and RIC Compliance Risk — To the extent that the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, RWC UK may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

For any taxable year the Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates. The resulting increase to the Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Initial Public Offering (“IPO”) Risk — The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Cybersecurity Risk — The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Credit Risk - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Preferred Stock Risk — Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Tax Risk — Income from certain exchange traded products that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes such as gold, may not be qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a RIC under Subchapter M of the Code. The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

Derivatives Risk — The Fund’s use of options, swaps, futures contracts, and hedging is subject to correlation risk, leverage risk, liquidity risk and market risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk, liquidity risk and market risk are described elsewhere in this section. The Fund’s use of structured notes is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Futures Contracts Risk — The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment. Futures investments may result in investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund. Generally, the purchase of a futures contract will increase the Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying asset. The successful use of futures by the Fund will be subject to RWC UK’s ability to predict correctly movements in the direction of relevant markets, as well as interest rates, currency exchange rates and other economic factors.

Options Risk — Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Swap Agreements Risk — A swap is a derivative that provides leverage, allowing the Fund to obtain exposure to an underlying asset, reference rate or index in an amount that is greater than the amount the Fund has invested. By using swap agreements, the Fund is exposed to counterparty credit risk. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the assets, reference rates or indices underlying the swap agreements than if the Fund had made direct investments in such assets, reference rates or indices.

Hedging Risk — It is not possible to hedge fully or perfectly against any risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and more narrowly based indices with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund operated as the Ecofin Global Renewables Infrastructure Fund (the “Ecofin Predecessor Fund”), a series of Managed Portfolio Series, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Ecofin Predecessor Fund on September 30, 2024 (the “Reorganization”). The Reorganization closed effective September 30, 2024. As a result of the Reorganization, A Class Shares and Institutional Class Shares of the Fund assumed the performance and accounting history of A Class Shares and Institutional Class Shares of the Ecofin Predecessor Fund, respectively. In addition, A Class Shares and Institutional Class Shares of the Ecofin Predecessor Fund acquired the performance and accounting history of Tortoise Global Renewables Infrastructure Fund Limited (the “Tortoise Predecessor Fund” and together with the Ecofin Predecessor Fund, the “Predecessor Funds”), an unregistered Cayman Islands limited liability company, on August 7, 2020. Accordingly, performance figures for the periods prior to August 7, 2020, represent the performance of the Tortoise Predecessor Fund, and performance figures for the period from August 7, 2020 through September 29, 2024 represent the performance of the Ecofin Predecessor Fund. From its inception through August 7, 2020, the Tortoise Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act, or Subchapter M of the Code, which, if they had been applicable, might have adversely affected the Tortoise Predecessor Fund’s performance. The Tortoise Predecessor Fund’s performance was calculated using a methodology of time-weighted total returns from official net asset values. Since August 7, 2020, the Predecessor Fund’s performance and the Fund’s performance have been calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Tortoise Predecessor Fund.

The Predecessor Funds’ performance figures have not been adjusted to reflect the Fund’s expenses. If the Predecessor Funds’ performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the applicable Predecessor Fund for that period.

Updated performance information is available on the Fund’s website at https://www.redwheel.com or by calling 1-855-RWC-FUND.

Annual Total Returns – Institutional Class Shares

BEST QUARTER	WORST QUARTER
27.10%	(17.43)%
(12/31/2020)	09/30/2023

The performance information shown above is based on a calendar year and does not reflect the performance of A Class Shares, which will vary.

Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and more narrowly based indices with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for A Class Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before tax returns when a net capital loss occurs upon the redemption of Fund shares.

	1 Year	5 Years	10 Years	Since Inception (November 2, 2015)
Fund Returns Before Taxes
Institutional Class Shares	25.36%	0.53%	8.75%	8.83%
A Class Shares[1]	18.25%	(0.85)%	8.00%	8.10%
Fund Returns After Taxes on Distributions
Institutional Class Shares	24.15%	(0.68)%	8.04%	8.13%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	15.54%	0.01%	6.91%	6.99%
MSCI ACWI Net Return Index[2]	22.34%	11.19%	11.72%	11.17%
S&P Global Infrastructure Net Total Return Index[3]	21.54%	10.02%	8.47%	7.59%
S&P Global Infrastructure Total Return Index (reflects no deduction for fees, expenses or taxes)[3]	22.58%	10.97%	9.42%	8.54%

[1]	The returns shown for A Class Shares reflect the maximum sales charge of 5.50%.

[2]

The MSCI ACWI Net Return Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world and is calculated with dividends reinvested after deduction of withholding tax.

[3]

The S&P Global Infrastructure Indices’ returns vary based on the treatment of regular cash dividends. The S&P Global Infrastructure Net Total Return Index reflects a reinvestment of regular cash dividends at the close on the ex-date after the deduction of applicable withholding taxes, whereas the S&P Global Infrastructure Total Return Index reflects a reinvestment of regular cash dividends at the close on the ex-date without consideration for withholding taxes.

Investment Adviser

RWC Asset Management LLP serves as investment adviser to the Fund.

Portfolio Managers

Michel Sznajer, an employee of RWC Partners Ltd., has managed the Fund since its inception in 2024 and managed the Predecessor Funds since 2016.

Matthew Breidert, an employee of RWC Asset Advisors (US) LLC (“RWC US”), has managed the Fund since its inception in 2024 and managed the Predecessor Funds since inception in 2015.

Each of RWC UK, RWC US and RWC Partners Ltd. are indirect wholly owned subsidiaries of RWC Partners Holdings Limited.

Summary Information About the Purchase, Sale and Exchange of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase, Sale and Exchange of Fund Shares

You may generally purchase, exchange or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business.

To purchase shares of the Global Emerging Equity Fund for the first time, you must invest at least $2,500 for Class N Shares, $250,000 for Class I Shares, or $10,000,000 for Institutional Class Shares. Subsequent investments in Class N Shares of the Fund must be made in amounts of at least $1,000. There is no minimum subsequent investment amount for Class I Shares or Institutional Class Shares of the Fund. The initial minimum investment amount for Institutional Class Shares will be waived for employees of RWC US, and the Fund may accept initial or subsequent investments of smaller amounts from other investors in its sole discretion. Class N Shares of the Fund are currently not available for purchase.

To purchase shares of the Next Generation Power Infrastructure Fund for the first time, you must invest at least $2,500 for A Class Shares or $1,000,000 for Institutional Class Shares. Subsequent investments in both A Class Shares and Institutional Class Shares of the Fund must be made in amounts of at least $100. The initial minimum investment amount for Institutional Class Shares will be waived for employees of RWC UK, and the Fund may accept initial or subsequent investments of smaller amounts from other investors in its sole discretion, including in the following circumstances:

●	Certain retirement, defined benefit and pension plans;

●	Bank or trust companies investing for their own accounts or acting in a fiduciary or similar capacity;

●	Institutional clients of RWC UK;

●	Trustees and Officers of the Trust; and

●	Employee retirement plans sponsored by, affiliates of, or employees (including their immediate families) of, RWC UK or its affiliates.

If you own your shares directly, you may redeem your shares by contacting the Funds directly by mail at: Redwheel Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Redwheel Funds, c/o SS&C Global Investor & Distribution Solutions Inc., 801

Pennsylvania Avenue, Suite 219009, Kansas City, MO 64105-1307) or telephone at 1-855-RWC-FUND. You may also purchase or redeem your shares by wire transfer.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Funds.

Tax Information

Each Fund intends to make distributions that may be taxed as qualified dividend income, ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

More Information about the Funds’ Investment Objectives and Strategies

Global Emerging Equity Fund

The investment objective of the Global Emerging Equity Fund is to seek long-term capital appreciation. The investment objective of the Global Emerging Equity Fund is not a fundamental policy and may be changed by the Board without shareholder approval.

Under normal circumstances, the Global Emerging Equity Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies, and in other instruments, principally derivatives and shares of investment companies (including exchange-traded funds (“ETFs”)), that have economic characteristics similar to such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily publicly traded common stocks, but may also include private placements; rights and warrants; depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies; and securities immediately convertible into equity securities (principally bonds and preferred stock that are immediately convertible into common stock). The Fund may also invest in “out-of-the-money” convertible securities and may invest in securities of companies with any market capitalization.

The Fund considers a company to be an emerging market company if, at the time of purchase: (i) at least 50% of the company’s assets are located in emerging or frontier market countries; (ii) at least 50% of the company’s revenue is generated in emerging or frontier market countries; or (iii) the company maintains its principal place of business in an emerging or frontier market country. The Fund considers emerging market countries to be: (i) countries that have an “emerging stock market” in a “developing economy” as defined by the International Finance Corporation; (ii) countries that have “low or middle economies” according to the World Bank; (iii) countries listed in a World Bank publication as “developing”; (iv) countries considered “industrially developing countries” by the International Monetary Fund; and (v) other countries that have similar characteristics, as determined by RWC US. The Fund considers frontier market countries to be countries included in the MSCI Frontier Markets Index and other countries that have similar characteristics, as determined by RWC US. Under normal circumstances, the Fund invests in at least three emerging or frontier market countries. From time to time, the Fund may focus its investments in a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A-Shares of companies based in China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund may utilize derivatives, principally equity-linked notes (including participation notes and other instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index) and swaps, to seek to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. For purposes of the Fund’s 80% investment policy, the Fund generally values its derivative instruments using the market values of the investments, but reserves the right to use an investment’s notional value, where determined appropriate in RWC US’ discretion.

In selecting investments for the Fund, RWC US implements its “Growth At A Reasonable Price” investment philosophy by combining top-down analyses of economic, political and social factors with bottom-up quantitative and qualitative fundamental research to seek to identify countries, sectors and companies with attractive risk/return profiles based, in part, on RWC US’ experience investing in a wide range of markets at various stages of development. RWC US may adjust the Fund’s portfolio to manage its liquidity and position sizing, and may sell a security that reaches its price target, or that is negatively impacted by changes in macroeconomic conditions or geographic, sector or issuer specific factors.

Next Generation Power Infrastructure Fund

The investment objective of the Next Generation Power Infrastructure Fund is to generate long-term total return derived principally from a combination of capital appreciation and income over time. The investment objective of the Next Generation Power Infrastructure Fund is not a fundamental policy and may be changed by the Board without shareholder approval.

Under normal circumstances, the Next Generation Power Infrastructure Fund will principally focus its investment activities in equity securities of companies who are developers, owners and operators, in full or in part, of renewable electricity technology plants and systems, and related infrastructure investments. The Fund will typically emphasize those companies achieving measurable improvements in overall emissions, as defined as those gases and particles that are exhausted into the air as a result of fuel combustion-related activities (“Emissions”), relative to their market peers. The Fund’s investments in equity securities may include investments in other investment companies, real estate investment trusts (“REITs”), foreign investment funds, preferred stocks, rights, warrants, convertible securities, and initial public offerings. The Fund will be invested in a range of both developed and non-developed markets, commensurate with its investment criteria. The Fund considers non-developed market countries to be those countries defined as such by the MSCI Market Classification Framework.

The Fund will invest at least 80% of its total assets in equity securities of renewable infrastructure companies, which consist of companies deriving at least 50% of revenues from activities in power generation, transmission, distribution, storage and ancillary or related services and that further either (i) derive at least 50% of revenues from activities in renewable and carbon-free power generation, transmission, distribution, storage and ancillary or related services; (ii) are investing a majority of growth capital to increase their percentage mix of assets distributing and transmitting renewable power over time; or (iii) have set or begun implementing net zero carbon dioxide goals (“Renewable Infrastructure Universe”). For these purposes, the term “renewable” means energy derived from natural sources that are constantly replenished and that can be harnessed for the purposes of producing electricity, such as solar, wind or hydro-electric. (“Renewable Infrastructure Universe”). Such companies invest in renewable generation or other net-zero carbon and related services, and/or contribute to reducing Emissions. These include, but are not limited to, those companies involved with owning solar, wind, hydro-electric, biomass, waste-to-energy and large-scale battery storage assets, as well as transmission and distribution assets related to delivering electricity, including renewable energy. For companies involved in power generation, the Fund will only invest in such companies that have as a minimum 10% lower CO2 emissions per unit of electricity generated than the grids in which they operate. This analysis is completed by an external specialist provider, based on scope 1 emissions of the power generation business.

The Renewable Infrastructure Universe is a global investment universe that includes companies mainly based in North America, Europe and Asia, but also includes companies in other regions to a lesser extent. Under normal market conditions, the Fund will invest at least 40% of its total assets in foreign securities, which RWC UK considers to be companies organized outside of the United States, whose principal listing exchange is outside the United States, or who derive a significant portion of their revenue or profits outside the United States.

The Fund’s investments in foreign securities may also include American Depositary Receipts (“ADRs”) and investments in non-developed market securities. The Fund may invest up to 20% of its total assets in securities of companies located in non-developed markets countries. The Renewable Infrastructure Universe includes a broad range of companies, ranging from small market capitalization companies to large market capitalization companies, with assets located throughout the world. The fund may invest in companies of all market capitalizations. The Fund’s investment in securities of companies in the Renewable Infrastructure Universe may include illiquid securities. The Fund will concentrate in industries represented by Renewable Infrastructure companies. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The Fund may invest up to 15% of its total assets in debt securities, including but not limited to debt securities issued or guaranteed by the U.S. government or government-related entities. The Fund may also invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk and/or seek particular portfolio exposure as a substitute for a comparable market position in the underlying exposure, the Fund may invest in derivatives including options, futures, swap contracts and combinations of these instruments. The Fund may invest in futures, options and swap contracts on equity and debt securities, equity and debt indices and commodities (“Commodity Interests”) (i) with aggregate net notional value of up to 20% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.

RWC UK will seek to utilize a combined investment approach, incorporating a relatively broad exposure to the Renewable Infrastructure Universe, with targeted active weights towards those investments that RWC UK believes offer attractive risk-adjusted intrinsic value. These active weights can change over time, relative to changes in corporate strategy, share prices, regulatory changes or other factors such as, but not limited to, balance sheet and liquidity considerations, ESG risk considerations, project success or jurisdictional policy issues. RWC UK uses financial models (income statements, balance sheets, cash flow statements), valuation metrics (discounted cash flows, price-to-book, price-to-earnings, enterprise value to EBITDA, dividend yield and growth) and risk metrics (beta, volatility, correlations) to identify the best investment opportunities from a return perspective while taking into account the different risk profile of each investment.

RWC UK incorporates ESG risk factors into its security selection and portfolio construction. RWC UK reviews both internally generated and third-party data in assessing ESG risk factors. In order to determine the suitability of an investment for the Fund, after having screened positively in terms of activity and the CO2 emissions threshold for power generating companies, RWC UK conducts a thorough analysis of the companies that encompass ESG and financial analysis, using internal analysis and external providers. RWC UK conducts meetings with management as part of the process to identify and review the attractiveness of the potential investment. The primary aim of the ESG analysis process is to assess how ESG risks can derail or materially impact the underlying investment case of a company.

ESG risk considerations include, but are not limited to, RWC UK evaluating specific environmental factors of a company’s policy towards carbon and potentially other emissions. From a social perspective, RWC UK analyzes potential portfolio companies’ metrics such as, but not limited to, whether the company is a signatory to the UN Global Compact and also seeks to measure and create a positive improvement regarding abatement of other harmful emissions which can disproportionately affects some impoverished communities. In terms of governance, RWC UK incorporates an analysis of the company’s board composition such as the percent of independent directors and may also assess protection of minority shareholders. RWC UK analyzes these factors with a preference for positive and improving trends when considering individual stocks for purchase in the portfolio. This data is reviewed for all investments at the time of purchase and periodically, at least quarterly, for all portfolio investments.

RWC UK will monitor the Fund’s risk profile using risk models which analyze market risk, liquidity risk, currency risk and credit risk. The market risk will be analyzed by monitoring the Fund’s exposure to market movements and other relevant factors such as sub-sectors and commodity prices. In general, the Fund will adhere to the general principle of risk diversification in respect of its investments, including its investments in derivatives and money market instruments. RWC UK may, but does not currently intend to, hedge the Fund’s net currency exposure back into its base currency. As a consequence, the Fund may purchase and sell spot and forward currency contracts, currency options and currency futures contracts. The Fund will not take speculative long positions in currencies or currency derivatives. RWC UK will monitor the credit exposure of the Fund to its counterparties arising from the use of over-the-counter derivatives transactions. The credit risk will be mitigated contractually by negotiating the terms with external counterparties as well as operationally by resetting over-the-counter transactions on a regular basis when practicable.

Non-Diversification

The Next Generation Power Infrastructure Fund is classified as “non-diversified” under the 1940 Act, as amended, which means that it may focus its investments in the securities of relatively few issuers as compared to a “diversified” mutual fund. Accordingly, the limited number of issuers in which the Fund invests means that each issuer has a proportionately greater impact on the Fund’s returns. The Fund intends, however, to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Code. This requires, among other things, that at the end of each quarter of the Fund’s taxable year no more than 25% of the Fund’s assets be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies), and at least 50% of the Fund’s assets be represented by (i) cash, (ii) securities of other regulated investment companies, (iii) U.S. Government securities, and (iv) other securities limited, with respect to any single issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer.

The Next Generation Power Infrastructure Fund’s Targeted Portfolio Securities

The Next Generation Power Infrastructure Fund seeks to achieve its investment objective by investing primarily in publicly traded equity securities. Securities in which the Fund may invest include, but are not limited to, the following types of securities:

Common Stock. Common stock generally represents an equity ownership interest in the profits and losses of a corporation, after payment of amounts owed to bondholders, other debt holders,

and holders of preferred stock. Holders of common stock generally have voting rights, but the Fund does not expect to have voting control in any of the companies in which the Fund invests.

Foreign Securities. The Fund may invest in securities (including ADRs) issued by foreign issuers. These securities may be issued by companies organized and/or having securities traded on an exchange outside the U.S. or may be securities of U.S. companies that are denominated in the currency of a different country.

Investment Companies. The Fund may invest in other investment companies to the extent permitted by the 1940 Act. Generally, the provisions of the 1940 Act preclude the Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

Debt Securities. The Fund may invest in debt securities, including securities which may be rated below investment grade (“junk bonds”). These securities may include, among others, corporate debt, Yankee bonds, and zero-coupon bonds, and may have variable or fixed principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero-coupon, contingent, deferred and payment-in-kind features. To the extent that the Fund invests in below investment grade debt securities, such securities will be rated, at the time of investment, at least B- by S&P or B3 by Moody’s or a comparable rating by at least one other rating agency or, if unrated, determined by RWC UK to be of comparable quality. If a security satisfies the Fund’s minimum rating criteria at the time of purchase and subsequently is downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, RWC UK will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

Illiquid Investments. The Fund may invest in illiquid investments, which will primarily include direct placements in the securities of listed companies or 144A debt securities. A listed energy company may be willing to offer the purchaser more attractive features with respect to securities issued in direct placements because it has avoided the expense and delay involved in a public offering of securities. Illiquid investments may include restricted securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale, and are, therefore, unlike securities that are traded in the open market.

Derivatives. The Fund may invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk and/or seek particular portfolio exposure as a substitute for a comparable market position in the underlying exposure, the Fund may invest in derivatives including options, futures, swap contracts and combinations of these instruments. The Fund may invest in futures, options and swap contracts on equity and debt securities, equity and debt indices and commodities (i) with aggregate net notional value of up to 20% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets.

The Next Generation Power Infrastructure Fund’s Investment Process

The Adviser seeks to invest in companies engaged in the development, operation and ownership of renewable infrastructure assets, associated with the production of electricity. Such companies will utilize a variety of well-established commercial technologies, such as solar photovoltaics, solar thermal, wind turbines, hydro-electric generation, biomass, waste-to-energy and battery storage. In general, while the Fund will be exposed to several commercially operating technologies, it will take limited ‘new’ technology risk, inasmuch as the technologies into which it will invest have generally already been employed for a number of years, have well defined operating parameters, and are generally long-term financeable (bank debt, project, finance, etc.).

The Adviser will seek to utilize a combined investment approach, incorporating a relatively broad exposure to the Renewable Infrastructure Universe, with targeted active weights towards those investments offering attractive risk-adjusted intrinsic value. These active weights can change over time, relative to changes in corporate strategy, share prices, regulatory changes or other factors such as, but not limited to, balance sheet and liquidity considerations, ESG risk considerations, project success or jurisdictional policy issues.

The Fund is seeking a long-term approach, whereby these shorter-cycle impacts may create performance variables that result in both positive and negative outcomes. Importantly, the Adviser believes that general asset returns should likely normalize over time (for each new development period), adopting changes in cost of debt and equity against expected project returns, such that project return spreads should be somewhat consistent within an expected range.

The Adviser will conduct extensive research into the federal and localized regulatory structures and contractual mechanics involved in revenue generation underpinning the renewable infrastructure investments. These regulations are critical for underpinning an intrinsic value approach.

Both Funds

The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. A Fund will only do so if its Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

This prospectus describes the Funds’ principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (the “SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

More Information about Risk

Investing in each Fund involves risk and there is no guarantee that any Fund will achieve its goals. The judgments of RWC Asset Advisors (US) LLC with respect to the Global Emerging Equity Fund, and RWC Asset Management LLP, with respect to the Next Generation Power Infrastructure Fund, (each, an “Adviser” and together, the “Advisers”) about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Advisers do, you could lose money on your investment in a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the value of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

ADR Risk (Next Generation Power Infrastructure Fund) – ADRs are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. GDRs, EDRs, and other types of Depositary Receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of Depositary Receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. The values of Depositary Receipts may decline for a number of reasons relating to the issuers or sponsors of the Depositary Receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based.

Adviser Risk (Both Funds) – The ability of a Fund to meet its investment objective is directly related to its respective Adviser’s investment strategies for the Fund. The value of your investment in a Fund may vary with the effectiveness of its Adviser’s research, analysis and asset allocation among portfolio securities. If its Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and a Fund could underperform the market or other mutual funds with similar investment objectives.

Concentration Risk (Next Generation Power Infrastructure Fund) – The Fund’s strategy of focusing on companies in the renewable energy infrastructure industry means that the performance of the Fund will be closely tied to the performance of that industry. The Fund’s focus in these investments may present more risk than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these investments would have a greater impact on the Fund than on a fund that does not focus in such investments. At times, the performance of these investments may lag the performance of other industries or the market as a whole. An inherent risk associated with any investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

Convertible Securities Risk (Both Funds) – Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Credit Risk (Next Generation Power Infrastructure Fund) - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Cybersecurity Risk (Both Funds) – A Fund and its service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Fund or its service providers may adversely impact a Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value.

Debt Securities Risk (Next Generation Power Infrastructure Fund) – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in a Fund having to reinvest the proceeds in lower yielding securities. Very low interest rates, including rates that fall below zero (where banks charge for depositing money), may detract from the Fund’s performance and its ability to maintain positive returns to the extent the Fund is exposed to such interest rates. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower.

Derivatives Risk (Both Funds) – The Global Emerging Equity Fund’s use of equity-linked notes and swaps, and the Next Generation Power Infrastructure Fund’s use of options, swaps, futures contracts are subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify a Fund’s gains or losses. There are various factors that affect a Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent a Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a Fund. Derivatives are often more volatile than other investments and a Fund may lose more in a derivative than it originally invested in it. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Additionally, derivatives are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear. Furthermore, regulations relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity-linked Notes. Equity-linked notes are derivatives that are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue equity-linked notes which are designed to replicate the performance of certain issuers and markets. The performance results of equity-linked notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of an equity-linked note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks of investing directly in the underlying security.

Futures Contracts. The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment. Futures investments may result in investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of a Fund. Generally, the purchase of a futures contract will increase a Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying asset. The successful use of futures by a Fund will be subject to its Adviser’s ability to predict correctly movements in the direction of relevant markets, as well as interest rates, currency exchange rates and other economic factors.

Options. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. A Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If a Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect a Fund’s performance. To the extent that a Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Swaps. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be considered illiquid, and it may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. The use of swap agreements could cause a Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the assets, reference rates or indices underlying the swap agreements than if a Fund had made direct investments in such assets, reference rates or indices.

Energy Infrastructure Industry Risk (Next Generation Power Infrastructure Fund) – Companies in the energy infrastructure industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Equity Market Risk (Both Funds) – Because a Fund may invest in equity securities, a Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact a Fund’s performance and cause losses on your investment in a Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector, wars in Europe and in the Middle East and the threat of and/or actual imposition of tariffs by the United States and other countries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

ESG Risk (Next Generation Power Infrastructure Fund) – A company’s ESG score is one factor considered by the Adviser when determining whether to buy or sell a security. The Fund may purchase and hold securities that present ESG risks. The evaluation of ESG factors is often subjective and the Adviser may not identify or evaluate every relevant ESG factor with respect to every investment. As a result, the ESG evaluation performed by the Adviser may differ from the evaluations made by other investment advisers and may not reflect the beliefs or values of any particular investor. In addition, the evaluation of ESG factors and implementation of ESG-related investment restrictions (i.e., screens) rely on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers, and ESG-related data is often based on estimates or assumptions. The Adviser’s ability to evaluate and assess ESG factors and the successful implementation of ESG-related investment restrictions may be limited or compromised to the extent relevant data is unavailable or inaccurate. The integration of ESG considerations may also cause the Fund to perform differently compared to accounts that do not integrate ESG considerations. For example, ESG considerations may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so. Further, an increased focus on ESG or sustainability investing in recent years may have led to increased valuations of certain issuers with higher ESG profiles. A reversal of that trend could result in losses with respect to investments in such issuers.

Foreign Securities/Emerging and Frontier Markets Risk (Both Funds) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause a Fund to incur losses. These risks may be heightened with respect to emerging or frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Currency Risk (Global Emerging Equity Fund) – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging and frontier market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging and frontier market countries.

Geographic Focus Risk (Global Emerging Equity Fund) – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Government-Sponsored Entities Risk (Next Generation Power Infrastructure Fund) – The Fund may invest in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Hedging Risk (Next Generation Power Infrastructure Fund) – It is not possible to hedge fully or perfectly against any risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased.

Initial Public Offering (“IPO”) Risk (Next Generation Power Infrastructure Fund) – The Fund may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described below. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Investment Company and RIC Compliance Risk (Both Funds) – To the extent that a Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, a Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the applicable Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance. If for any taxable year a Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates. The resulting increase to a Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

Large Cap Company Risk (Next Generation Power Infrastructure Fund) – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (Both Funds) – Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market Risk (Both Funds) – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Each Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, geopolitical (including war and armed conflict) regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

New Technology Risk (Next Generation Power Infrastructure Fund) – New technologies used in renewable energy have a shorter commercial experience vs traditional energy production technologies. Also, advancements in renewable energy may create disruptive competitive threat to both incumbent technologies, such as centralized electric transmission and distribution networks; in progressively more efficient or lower cost versions of existing renewable technology; or possibly advancements or innovations in competing renewable technology.

Non-Diversified Fund Risk (Next Generation Power Infrastructure Fund) – The Fund is “non-diversified,” which means that it may invest in the securities of relatively few issuers. As a result, the Fund will be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Preferred Stock Risk (Next Generation Power Infrastructure Fund) – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed-income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Private Placements Risk (Global Emerging Equity Fund) — Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

REIT Risk (Next Generation Power Infrastructure Fund) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act.

Renewable Energy Company Risk (Next Generation Power Infrastructure Fund) – Because the Fund invests in renewable energy companies, the value of Fund shares may be affected by events that adversely affect that industry, such as technology shifts, short product lifecycles, falling prices and profits, competition and general economic conditions, and may fluctuate more than that of a fund that does not concentrate in sustainable energy solutions companies.

Renewable Energy Infrastructure Industry Risk (Next Generation Power Infrastructure Fund) – Companies in the renewable energy infrastructure industry are subject to many business, economic, environmental, and regulatory risks that can adversely affect the costs, revenues, profits, and viability of companies in the industry. These risks include, but are not limited to, the following: volatility in competing commodity prices and changes in supply and demand, which may affect the volume of energy commodities transported, processed, stored and or distributed; specific risks associated with companies owning and/or operating renewable energy or utility transmission systems; operating risks including outages, structural and maintenance, impairment and safety problems; changes in the regulatory environment at federal, state and local levels, and in foreign markets; environmental regulation and liability risk; terrorism risk; extreme weather and other natural disasters; and capital markets risk, resulting in a higher capital costs or impacting growth and access to capital.

Rights and Warrants Risk (Both Funds) – Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Rights and warrants may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

Risk of Investing in China (Global Emerging Equity Fund) – China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for the Fund to obtain or enforce a judgment in a Chinese court. In addition, periodically there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, the President of the United States signed an Executive Order (the “November 2020 Executive Order”) prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Communist Chinese military companies” or in instruments that are derivative of, or are designed to provide investment exposure to, those companies. In addition, on August 9, 2023, the President of the United States signed an Executive Order (the “August 2023 Executive

Order” and, together with the November 2020 Executive Order, the “Executive Orders”) directing the U.S. Department of the Treasury (the “Treasury”) to promulgate regulations requiring notification of, or restricting, investments in China in certain categories of national security technologies, including semiconductors and microelectronics, quantum information, and certain artificial intelligence technologies. On October 28, 2024, the Treasury released a final rule implementing the China-focused outbound investment program introduced by the August 2023 Executive Order.

The universe of securities affected by the Executive Orders and any related rules can change from time to time. As a result of an increase in the number of investors looking to sell such securities, or because of an inability to participate in an investment that the Adviser otherwise believes is attractive, the Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to the Fund. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

Shareholder Concentration Risk (Global Emerging Equity Fund) — A large percentage of the Fund’s shares may be held by a small number of shareholders at any time. During any such time, a large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Small and Mid-Cap Companies Risk (Both Funds) – Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Stock Connect Investing Risk (Global Emerging Equity Fund) – The Fund may invest in A-Shares of companies based in China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares during the time when Stock Connect is not trading. Because of the way in which A-Shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai Stock Exchange or Shenzhen Stock Exchange becomes insolvent. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Tax Risk (Next Generation Power Infrastructure Fund) – Income from certain ETPs that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes, may not be considered qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a RIC under Subchapter M of the Code. The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s SAI for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

U.S. Government Securities Risk (Next Generation Power Infrastructure Fund) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Additional Risks Related to the Renewable Infrastructure Industry (Next Generation Power Infrastructure Fund)

Laws, Regulations and Governmental Policies.

Companies are subject to extensive international, federal, state, local laws, regulations, rules and ordinances relating to pollution, protection of the environment and human health. Actual or alleged violations of environmental health and safety laws or permit requirements could result in restrictions or prohibitions on plant operations and substantial civil or criminal sanctions. Changes in regulations could inhibit or interrupt operations, or require modifications to facilities or operations. Accordingly, environmental or regulatory matters may cause companies to incur significant unanticipated losses, costs or liabilities, which could reduce profitability. Companies could incur significant expenditures in order to comply with existing or future laws. Capital expenditures and costs relating to regulatory matters will be subject to evolving regulatory requirements and will depend on the timing of the promulgation and enforcement of specific standards which impose requirements on operations. Capital expenditures and costs beyond those currently anticipated may therefore be required under existing or future laws. Furthermore, companies may be liable for the costs of investigating and cleaning up environmental contamination on or from their properties or at off-site locations or from disposal activities that pre-dated the purchase of acquired businesses. Companies may therefore incur additional costs and expenditures beyond those currently anticipated to address all such known and unknown situations under existing and future laws.

Global Economic and Political Risks.

Companies operate and serve customers in many parts of the world, and they encounter a variety of political and legal risks unique to those jurisdictions. Local economic conditions may vary and may have a meaningful influence on the outcome of business activities. Some of these risks are impacted by regional inflation, economic cycles, currency volatility, sovereign debt markets, local economic environments, and regional trade patterns.

High Research and Development Costs.

To compete successfully, companies must maintain a successful research and development (“R&D”) effort, develop new production processes, and improve their existing processes ahead of competitors. R&D efforts are critical to success and are aimed at solving complex problems. As such, companies do not expect that all of their projects will be successful. Companies may be unable to develop and market new projects successfully, and products and technologies offered by others may affect demand for their projects. These types of events could negatively affect their competitive position and may reduce revenue, increase costs, lower gross margin percentage, or require the companies to impair their assets.

Price Volatility or Interruptions in Supply of Materials and Components.

The prices of the materials and components purchased from third-parties may be cyclical and volatile. The cost of these materials and components may represent a substantial portion of operating expenses. Companies frequently enter into supply agreements with particular suppliers, but disruptions of existing supply arrangements or expiration of favorable supply contracts could substantially impact profitability. If certain suppliers are unable to meet their obligations under present supply agreements, this may force them to pay higher prices to obtain adequate supplies. In addition, if materials and components become unavailable within a geographic area from which they are now sourced, companies may not be able to obtain suitable or cost effective substitutes. Any interruption in the supply of materials and components could increase costs or decrease revenues, which could reduce cash flow.

Intellectual Property Protection and Infringement.

Companies’ ability to enforce their patents, copyrights, software licenses, and other intellectual property is subject to general litigation risks, as well as uncertainty as to the enforceability of their intellectual property in various countries. When companies seek to enforce their rights, they are often subject to claims that the intellectual property is invalid, not enforceable, or licensed to the opposing party.

Companies may face intellectual property infringement claims from individuals and companies, including those who have acquired patent portfolios to assert claims against other companies. Most companies are engaged in a number of litigation matters involving intellectual property. Claims that their products or processes infringe the intellectual property of others could cause them to incur large costs to respond to, defend, and resolve the claims, and may divert the efforts and attention of management and technical personnel.

Finally, the theft or unauthorized use or publication of trade secrets and other confidential business information could harm competitive position and reduce acceptance of products; the value of investment in R&D, product development, and marketing could be reduced; and third-parties might make claims related to losses of confidential or proprietary information or end-user data, or system reliability. These incidents and claims could severely disrupt business, and companies could suffer losses, including the cost of product recalls and returns and reputational harm.

Changes in Domestic and International Policies in Support of Renewable Energy Sources.

Development and profitability of renewable energy projects are significantly dependent on the existence of regulatory frameworks and policies in support of such development. Some countries by regulation have provided various incentives for electricity production from renewable sources. In particular, the European Union and its principal Member States, the United Kingdom, the People’s Republic of China, Japan and the United States of America have adopted policies actively supporting renewable energy. These policies include measures such as: (i) obligations to acquire the electricity produced from renewable energy sources, or the imposition of mandatory quotas for acquisition of renewable energy on producers or distributors, preferential rights of access to the network and the right to distribute electricity through the network; (ii) tax incentives such as the Production Tax Credit system in the United States of America, which grants tax credits in proportion to the amount of wind or certain other types of renewable energy produced and sold during each tax year; or (iii) green certificate programs (such as the Renewable Obligation Certificates in the United Kingdom and the Renewable Energy Certificates in certain states in the United States of America) that are negotiable on both organized and unorganized markets. Although the support for renewable energy sources has been strong in prior years, and both the European Union and the United States of America periodically reaffirm their desire to sustain and strengthen that support, the possibility that these policies may be modified or the measures supporting renewable energy sources may be repealed in the future cannot be discarded, particularly those that may benefit the companies’ renewable energy plants.

Utility and Industry Related Risks.

The risks associated with investments in electric utility companies include those involving the construction, operation and licensing of nuclear power plants (as further described below), including the risk of nuclear accident. The market value of the stock of electric utility companies also may be adversely affected by inadequate rate increases from regulatory agencies. Other risks of electric utilities include their market sensitivity to changes in long-term interest rates, their continuing requirements for raising additional capital and their obligation to comply with environmental and other governmental mandates.

The Construction, Operation and Maintenance of Nuclear Generation Facilities.

Nuclear generation facilities are subject to environmental, health and financial risks, such as risks relating to site storage of spent nuclear fuel, the disposition of spent nuclear fuel, leakage and emissions of tritium and other radioactive elements in the event of a nuclear accident or otherwise, the threat of a terrorist attack and other potential liabilities arising out of the ownership or operation of the facilities.

In the event of an incident at an owned or operated nuclear facility, significant retrospective assessments, retrospective insurance premium charges and a variety of other expense could be incurred. Regulatory bodies that oversee nuclear facilities have broad authority to impose licensing and safety-related requirements on the construction and operation of such facilities, and these are subject to change. Incidents that occur at other non-owned facilities may result in substantial changes to regulation, compliance and operating expenses which may negatively impact financial results.

Weather Conditions.

Wind and solar energy are highly dependent on climatic conditions. The profitability of a renewable energy plant depends, among other factors, on the wind and solar conditions experienced at the site, which are inherently variable. During the development phase of wind and solar projects, prior to construction, a study is conducted at each proposed site. The principal starting assumption upon which investment decisions of the companies are based is the conclusions of this study. Companies cannot guarantee that the climatic conditions of a wind or solar farm will correspond to the assumptions made by the companies nor, therefore, can it guarantee that its wind or solar farms will achieve the initially contemplated production levels. If wind or solar conditions diminish at all, it could result in a reduction of operating efficiency, production of energy and profitability.

Dependence on Electricity Transmission Services.

Power companies depend on high voltage and other transmission facilities to transmit the electricity it sells. Such facilities are owned and managed by third-parties. Typically, the power companies are not the owner of, nor do they control, the transmission facilities except those needed to interconnect their farms to the electricity network. In this respect, the transport network is owned by and is the responsibility of the transport companies and the distribution networks of the distributor companies. The companies are not the owner of these networks, but they need to have these in order to be able to connect their generation assets. In the event of failure of the transmission facilities utilized by the companies to sell the electricity they produce, apart from suffering economic losses, the companies could be liable for damages suffered by their customers, such as the cost arising from the need to acquire additional energy at market prices.

Volatility of Market Price of Electricity.

In addition to the regulated incentives, in certain countries the compensation received has a component tied to the market price. Market prices may be volatile and are affected by multiple factors including, inter alia: (i) the cost of the raw materials used as the primary source of energy; (ii) the demand of the end user; (iii) the average rainfall for the period and (iv) the price of greenhouse gas emission allowances. In such countries there exists the risk that the regulated component might not fully compensate for fluctuations in the market price and, therefore, there is the risk that the total compensation may be volatile.

Capital Intensive Business.

Power companies must make significant investments in their business and the investments made in a power plant are only recovered long term. The investment required for development and construction of power plants may vary based on the cost of the fixed assets. The cost of this equipment may increase if demand therefore rises or if the prices of key components and raw materials used to build that equipment rise. There also are other factors affecting the amount of the investment, such as the price of the construction work on the facilities. A material increase in he costs of development and construction of a power plant could have a material adverse effect on companies’ objectives, business, financial status and results of operations.

Risks Deriving From Public Opposition.

There are certain persons, associations and groups that may oppose renewable energy projects and other electricity generation plants, using arguments such as degradation of the landscape, noise pollution, injury of birds and generalized environmental damage. Although the development of renewable energy projects generally requires an environmental impact study and public hearing prior to grant of the corresponding governmental permits, the companies cannot guarantee that a given facility will be accepted by the affected population. Furthermore, in those areas where plants or other facilities are near residential areas the opposition of the local population may result in adoption of restrictive regulations or measures regarding the farms after they become operational.

Information about Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI. Each Fund will post its holdings within 30 days of the end of each calendar quarter, on the internet at https://www.redwheel.com. The Advisers may exclude any portion of a Fund’s portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Funds’ website generally will remain there until such information is included in a filing with the SEC.

Investment Advisers

Global Emerging Equity Fund

RWC Asset Advisors (US) LLC (“RWC US”), a Delaware limited liability company founded in 2012, is an SEC registered investment adviser that serves as the investment adviser to the Global Emerging Equity Fund. The principal place of business of RWC US is located at 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133. As of November 30, 2025, RWC US had approximately $6.2 billion in assets under management.

RWC US makes investment decisions for the Global Emerging Equity Fund and continuously reviews, supervises and administers the Fund’s investment program. The Board oversees RWC US and establishes policies that RWC (US) must follow in its management activities.

For its services to the Global Emerging Equity Fund, RWC US is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund.

Until January 29, 2024, RWC US had contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.25% of the average daily net assets of each of the Fund’s share classes. This agreement was terminated by RWC US effective as of January 29, 2024. Pursuant to the terms of the agreement, RWC US has the ability to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment subject to certain terms and conditions.

For the fiscal year ended September 30, 2025, the Global Emerging Equity Fund paid 0.93% of its average daily net assets (after fee waivers and/or recoveries) in advisory fees to RWC US.

A discussion regarding the basis for the Board’s approval of the Global Emerging Equity Fund’s investment advisory agreement is available in the Fund’s reports filed on Form N-CSR for the fiscal year ended September 30, 2025.

Next Generation Power Infrastructure Fund

RWC Asset Management LLP (“RWC UK” and together with RWC US, the “Advisers”), a limited liability partnership organized under the laws of England and Wales, is a SEC registered investment adviser that serves as the investment adviser to the Next Generation Power Infrastructure Fund. The principal place of business of RWC UK is located at Verde 4th Floor, 10 Bressenden Place, London SW1E5DH, United Kingdom. As of November 30, 2025, RWC UK had approximately $14.8 billion in assets under management.

RWC UK makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. The Board oversees RWC UK and establishes policies that RWC UK must follow in its management activities.

In rendering investment advisory services to the Next Generation Power Infrastructure Fund, RWC UK utilizes a shared services arrangement among RWC UK), RWC US and RWC Partners Ltd. pursuant to which personnel employed by RWC US and RWC Partners Ltd., including the Fund’s portfolio managers, provide services to the Fund as supervised persons of RWC UK (meaning they are subject to the control and supervision of RWC UK, and to RWC UK’s compliance policies and procedures and code of ethics, in connection with any services they provide to RWC UK’s clients, including the Fund).

For its services to the Next Generation Power Infrastructure Fund, RWC UK is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

RWC UK has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Next Generation Power Infrastructure Fund, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of each of the Fund’s share classes until September 30, 2026. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by RWC UK, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on September 30, 2026. In addition, RWC UK may receive from the Fund the difference between the Fund’s total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal period from December 1, 2024 to September 30, 2025, the Next Generation Power Infrastructure Fund paid 0.69% of its average daily net assets (after fee waivers) in advisory fees to RWC (UK).

For its services to the Ecofin Predecessor Fund, TCA Advisors (the “Predecessor Adviser”), the investment adviser to the Ecofin Predecessor Fund, was entitled to a fee, which was calculated daily and paid monthly, at an annual rate of 0.75% of the Ecofin Predecessor Fund’s average daily net assets.

The Predecessor Adviser agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Ecofin Predecessor Fund’s total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Ecofin Predecessor Fund invested, and extraordinary expenses, including litigation expenses not incurred in the Ecofin Predecessor Fund’s ordinary course of business) from exceeding 1.00%, expressed as a percentage of average daily net assets of each share class.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement is available in the Fund’s reports filed on Form N-CSR for the fiscal period ended November 30, 2024.

Portfolio Managers

Global Emerging Equity Fund

John Molloy, Portfolio Manager

Mr. Malloy is the Portfolio Manager of RWC US’ Emerging Markets Equity Strategy and the Global Emerging Equity Fund. Prior to joining RWC US in 2015, Mr. Malloy was Senior Managing Director, Director of Investments at Everest Capital, where he worked for 18 years. Prior to joining Everest Capital, he was an investment manager at Baring Asset Management focused on Latin American and US high yield markets. Mr. Malloy holds a BS in Management from Norwich University and an MBA from the Boston University Graduate School of Management.

Next Generation Power Infrastructure Fund

Primary responsibility for the day-to-day management of the Next Generation Power Infrastructure Fund’s portfolio is the joint responsibility of Michel Sznajer and Matthew Breidert. The investment committee to the Next Generation Power Infrastructure Fund, comprised of these portfolio managers and other persons associated with RWC UK, provides investment strategy oversight to the portfolio management team who implements the strategy.

Michel Sznajer, CFA, Portfolio Manager

Mr. Sznajer joined RWC Partners Ltd. in 2024 and is a portfolio manager focused on sustainable products. Previously, he was a Director of Ecofin Advisors Limited, the investment sub-adviser to the Ecofin Predecessor Fund, from January 1, 2021 to January 1, 2022 and a Managing Director from January 1, 2022 to 2024. Before joining Ecofin Advisors Limited, he was a partner and portfolio manager at Silvaris Capital Management. Previously Mr. Sznajer was employed at Wellington Management Co. as an industrial/Infrastructure analyst and portfolio manager. Prior to this, he worked at Goldman Sachs and Indosuez W.I. CARR covering the telecom sectors in Asia. Mr. Sznajer started his career as a management consultant at Bain & Company, covering technology, media and telecom and financial sectors in Asia and Europe. He earned an MSc in business and engineering from Brussels University and is a CFA® charterholder.

Matthew Breidert, Co-Portfolio Manager

Mr. Matthew Breidert is an employee of RWC US. He is a senior portfolio manager, overseeing sustainable, impact and ESG strategies, both long only and long/short. Prior to joining RWC US in 2024, Mr. Breidert was Managing Director and Senior Portfolio Manager of Ecofin Advisors Limited, the investment sub-adviser to the Ecofin Predecessor Fund. Previously, he was an assistant portfolio manager at Millennium Partners, based in New York, and an investment banker with SG Barr Devlin, a division of Société Générale, where he focused on mergers and acquisitions and financial advisory to global utilities and power companies. Prior to that, he worked at Cornerstone Energy Advisers and FT Energy/RDI in Boulder, Colorado, where he focused on energy and utility-focused economic policy. Mr. Breidert earned a Bachelor of Science degree from the University of Illinois-Urbana Champaign and a Master of Business Administration from Washington University in St. Louis.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Purchasing, Selling and Exchanging Fund Shares

Global Emerging Equity Fund

This section tells you how to purchase and sell (sometimes called “redeem”) Class N Shares, Class I Shares and Institutional Class Shares of the Global Emerging Equity Fund.

For information regarding the federal income tax consequences of transactions in shares of the Global Emerging Equity Fund, including information about cost basis reporting, see “Taxes.”

How to Choose a Share Class

The Global Emerging Equity Fund offers three classes of shares to investors, Class N Shares, Class I Shares and Institutional Class Shares. Each share class has its own shareholder eligibility criteria, investment minimums, cost structure and other features. The following summarizes the primary features of Class N Shares, Class I Shares and Institutional Class Shares. Contact your financial intermediary or the

Global Emerging Equity Fund for more information about the Fund’s share classes and how to choose between them. Class N Shares of the Global Emerging Equity Fund are currently not available for purchase.

Class Name	Investment Minimums	Fees
Class N Shares	Initial - $2,500 Subsequent – $1,000	0.25% Rule 12b-1 Fee Shareholder Servicing Fee of up to 0.15%
Class I Shares	Initial - $250,000 Subsequent – None	No Rule 12b-1 Fee Shareholder Servicing Fee of up to 0.15%
Institutional Class Shares	Initial - $10,000,000 Subsequent – None	No Rule 12b-1 Fee or Shareholder Servicing Fee

Class N Shares, Class I Shares and Institutional Class Shares are offered to investors who purchase shares directly from the Global Emerging Equity Fund or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Global Emerging Equity Fund reserves the right to change the criteria for eligible investors and accept investments of smaller amounts in its sole discretion.

Next Generation Power Infrastructure Fund

This section tells you how to purchase, exchange and sell (sometimes called “redeem”) A Class Shares and Institutional Class Shares of the Next Generation Power Infrastructure Fund.

For information regarding the federal income tax consequences of transactions in shares of the Next Generation Power Infrastructure Fund, including information about cost basis reporting, see “Taxes.”

How to Choose a Share Class

The Next Generation Power Infrastructure Fund offers two classes of shares to investors, A Class Shares and Institutional Class Shares. Each share class has its own shareholder eligibility criteria, investment minimums, cost structure and other features. The following summarizes the primary features of A Class Shares and Institutional Class Shares. Contact your financial intermediary or the Next Generation Power Infrastructure Fund for more information about the Fund’s share classes and how to choose between them.

Class Name	Investment Minimums	Fees
A Class Shares	Initial - $2,500 Subsequent – $100	0.25% Rule 12b-1 Fee Front-End Sales Charge – Maximum of 5.50% Contingent Deferred Sales Charge (“CDSC”) – Maximum of 1.00%[1]
Institutional Class Shares	Initial - $1,000,000 Subsequent – $100	No Rule 12b-1 Fee No Front-End Sales Charge No CDSC

[1]

A Class Shares purchases of $1 million or more are not subject to a sales charge at the time of purchase but generally are subject to a 1.00% CDSC if redeemed within 12 months of purchase. This CDSC will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

A Class Shares and Institutional Class Shares are offered to investors who purchase shares directly from the Next Generation Power Infrastructure Fund or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

A Class Shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Next Generation Power Infrastructure Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). Institutional Class Shares do not have a front-end sales charge, so the full amount of your purchase price is invested in those Shares.

Additionally, you may be able to convert your shares to a different share class of the Next Generation Power Infrastructure Fund that has a lower expense ratio provided certain conditions are met, including that you meet the requirements for investing in the lower expense class. An exchange between share classes of the Next Generation Power Infrastructure Fund is not expected to be a taxable transaction. For financial intermediaries, this conversion feature is generally intended for shares held through a fee-based or wrap fee program where there is an agreement in place between the financial intermediary and RWC UK and/or the Distributor or their affiliates that would permit a shareholder to hold shares in both their existing share class and the class into which the shareholder intends to convert their shares. In such instances, your shares may be converted under certain circumstances. Shareholders who hold Institutional Class shares of the Next Generation Power Infrastructure Fund through a fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may not purchase additional Institutional Class shares (except through dividend reinvestments) unless they otherwise meet the eligibility requirements of the share class. Also, shareholders no longer participating in a fee-based program may be subject to conversion of their Institutional Class shares by their financial intermediary to another class of shares of the Next Generation Power Infrastructure Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Institutional Class shares. Please contact your financial intermediary or the Transfer Agent for additional information. Not all share classes are available through all intermediaries.

The Next Generation Power Infrastructure Fund reserves the right to change the criteria for eligible investors and accept investments of smaller amounts in its sole discretion.

Sales Charges — Next Generation Power Infrastructure Fund

Front End Sales Charges – A Class Shares

The offering price of A Class Shares is the next calculated NAV after the Next Generation Power Infrastructure Fund receives your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies depending on the amount of your investment.

If your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment[1]	Dealer Reallowance as a Percentage of Offering Price
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.50%
$1,000,000 and over[2]	None	None	None

[1]	Percentages may vary slightly for particular investors as a result of rounding.

[2]

A Class Shares purchases of $1 million or more are not subject to a sales charge at the time of purchase but generally are subject to a 1.00% CDSC if redeemed within 12 months of purchase. This CDSC will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption. Accordingly, no sales load is imposed on increases in NAV above the initial purchase price.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your family members, and holdings in accounts at other brokers or financial intermediaries. The Next Generation Power Infrastructure Fund or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. Your financial intermediary may not offer any or all of the waivers or discounts discussed below, in which case you would be required to purchase A Class shares directly from the Fund or through another intermediary in order to receive the desired waiver or discount.

Waiver of Front-End Sales Charge

Certain investors may be eligible for a waiver of the sales loads due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. You must notify your financial intermediary or the transfer agent from which you make your purchase of your eligibility. Failure to provide such notification may result in you paying a sales load. The front-end sales charge will be waived on shares purchased by:

●

A qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code, or certain qualified plans offered through a recordkeeping platform (financial intermediaries need to have an agreement in place with respect to such purchases with the Distributor or its affiliates in order for its clients to qualify);

●

Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee (financial intermediaries need to have an agreement in place with respect to such purchases with the Distributor or its affiliates in order for its clients to qualify);

●	RWC UK and its affiliates;

●

Shareholders buying through select platforms and fund supermarkets where the broker/dealers, that have an agreement in place with respect to such purchases with the Distributor or its affiliates, customarily sell mutual funds without sales charges (check with your broker/dealer for availability and transaction charges and other fees that may be charged by the broker/dealer sponsoring the fund supermarket);

●

Financial intermediaries who have an agreement in place with respect to such purchases with the Distributor or its affiliates to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers; and

●

Reinvestment of all or part of the proceeds of redemption of your A Class shares into the same Fund and account from which it had been redeemed, if the reinvestment is made within 60 calendar days of the receipt of your redemption request.

You should inquire with your financial intermediary regarding whether a waiver of front-end sales charge is applicable to you.

Repurchase of A Class Shares

Unless you hold A Class shares through an intermediary with a different policy set forth in Appendix A, Fund shareholders who reinvest the entire amount of their redemption proceeds in A Class shares of the Next Generation Power Infrastructure Fund or a different fund managed by RWC UK, within sixty (60) days of redeeming A Class shares of the Next Generation Power Infrastructure Fund, will receive the number of shares equal in value to their reinvested redemption proceeds provided (1) the repurchase occurs within sixty (60) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) the redeemed shares were subject to front-end sales charge or CDSC. All A Class share purchased pursuant to this reinstatement privilege may be liable for future CDSCs on redemptions based on the date of repurchase. You should be sure to notify the Fund’s Transfer Agent upon such a repurchase when you wish to exercise this reimbursement privilege.

Reduced Sales Charges

In addition to the above described reductions in front-end sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, the Next Generation Power Infrastructure Fund or its agent may request account statements if they are unable to verify your account information.

Rights of Accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of the A Class shares you already own to the amount that you are currently purchasing. The Next Generation Power Infrastructure

Fund will combine the value of your current purchases with the current value of any A Class shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify the transfer agent at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding Fund shares held by you or related accounts at the Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Next Generation Power Infrastructure Fund may amend or terminate this right of accumulation at any time.

Letter of Intent

You may purchase A Class shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase A Class shares of the Next Generation Power Infrastructure Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Next Generation Power Infrastructure Fund will only consider the value of A Class shares sold subject to a sales charge. As a result, shares of the A Class shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of A Class shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5.50% of the total amount you intend to purchase. If you do not complete the total intended purchase of A Class shares at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Contingent Deferred Sales Charge

A Class Shares purchases of $1 million or more are not subject to a sales charge at the time of purchase but generally are subject to a 1.00% CDSC if redeemed within 12 months of purchase. This CDSC will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption. No CDSC is imposed on increases in NAV above the initial purchase price or Fund shares acquired as reinvested Fund distributions. The CDSC will be waived in the event of the last surviving account holder’s death, provided the financial intermediary or the Fund’s transfer agent through which the account is held is notified.

How to Purchase Fund Shares

To purchase shares directly from a Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-855-RWC-FUND.

All investments must be made by check, wire or Automated Clearing House (“ACH”). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds’ policy on short-term trading, see “Excessive Trading Policies and Procedures.”

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

By Mail

You can open an account with a Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class. Make your check payable to the applicable fund.

Regular Mail Address
Redwheel Funds P.O. Box 219009 Kansas City, MO 64121-9009

Express Mail Address
Redwheel Funds c/o SS&C GIDS, Inc. 801 Pennsylvania Avenue Suite 219009 Kansas City, MO 64105-1307

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund’s transfer agent receives and accepts the order in good order at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Wire

To open an account by wire, call 1-855-RWC-FUND for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class, and your account number). The share price used to fill the purchase order is the next price calculated by the Fund after the Fund’s Transfer Agent receives and accepts the wire in good order.

Wiring Instructions

UMB Bank, N.A.

ABA # 101000695

Redwheel Funds

DDA # 9872013085

Ref: Fund name/share class/account number/account name

Purchases In-Kind

Subject to the approval of a Fund, an investor may purchase shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the valuation procedures used by the Fund. These transactions will be effected only if a Fund’s Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such transactions will be valued in accordance with the valuation procedures used by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

Minimum Purchases

Global Emerging Equity Fund

To purchase shares of the Global Emerging Equity Fund for the first time, you must invest at least $2,500 for Class N Shares, $250,000 for Class I Shares, or $10,000,000 for Institutional Class Shares. Subsequent investments in Class N Shares of the Global Emerging Equity Fund must be made in amounts of at least $1,000. There is no minimum subsequent investment amount for Class I Shares or Institutional Class Shares of the Global Emerging Equity Fund. The initial minimum investment amount for Institutional Class Shares will be waived for employees of RWC US, and the Global Emerging Equity Fund may accept initial or subsequent investments of smaller amounts from other investors in its sole discretion.

Next Generation Power Infrastructure Fund

To purchase shares of the Next Generation Power Infrastructure Fund for the first time, you must invest at least $2,500 for A Class Shares or $1,000,000 for Institutional Class Shares. Subsequent investments the Next Generation Power Infrastructure Fund for each share class must be made in amounts of at least $100. The initial minimum investment amount for Institutional Class Shares will be waived for employees of RWC UK, and the Next Generation Power Infrastructure Fund may accept initial or subsequent investments of smaller amounts from other investors in its sole discretion.

Fund Codes

The Funds’ reference information, which is listed below, will be helpful to you when you contact a Fund to purchase shares, check daily NAV, or obtain additional information.

Fund Name	Share Class	Ticker Symbol	CUSIP	Fund Code
Redwheel Global Emerging Equity Fund	Class N Shares	RWCNX	00771X468	1204
	Class I Shares	RWCIX	00771X450	1201
	Institutional Class Shares	RWCEX	00771X443	1200
Redwheel Next Generation Power Infrastructure Fund	A Class Shares	ECOAX	00775Y348	1202
	Institutional Class Shares	ECOIX	00775Y330	1203

General Information

You may purchase shares on any day that the NYSE is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

A Fund’s price per share will be the NAV per share next determined after the Fund or an authorized institution (defined below) receives and accepts your purchase order in good order. “Good order” means that the Fund was provided with a complete and signed account application, including the investor’s social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds. Purchase orders that are not in good order cannot be accepted and processed even if money to purchase shares has been submitted by wire, check or ACH.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, a Fund or an authorized institution must receive and accept your purchase order in good order before the close of normal trading on the NYSE. If your purchase order is not received and accepted in good order before the close of normal trading on the NYSE, you will receive the NAV calculated on the subsequent Business Day on which your order is received and accepted in good order. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, each Fund reserves the right to calculate NAV as of the earlier closing time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund’s assets may change on days when you are unable to purchase or redeem shares.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Fund shares directly from the Funds through its transfer agent, you may also buy or sell shares of the Funds through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Funds), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Funds prior to the time the Funds calculates their NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the Funds after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at a Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Funds. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

How the Funds Calculate NAV

The NAV of a class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of shares outstanding of the class.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, securities are valued at fair value. The Board has designated each Fund’s Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. The Advisers have adopted and implemented policies and procedures to be followed when making fair value determinations for their respective Funds, and each Adviser has established a Valuation Committee through which the Adviser makes fair value determinations. An Adviser’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. The respective prospectuses for the open-end investment companies in which the Funds invest explain the circumstances in which those investment companies will use fair value pricing and the effect of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Advisers may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. Foreign securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any foreign securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the foreign markets and the time as of which a Fund prices their shares, the value an Adviser assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Advisers may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by the Funds’ respective Advisers, subject to Board oversight.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-855-RWC-FUND.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that the Funds must be provided with the original guarantee. Signature guarantees are for the protection of Fund shareholders. Before granting a redemption request, the Funds may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal

Program (the “Program”), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-855-RWC-FUND for more information.

The sale price of each share will be the NAV next determined after a Fund (or an authorized institution) receives and accepts your request in good order.

By Mail

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

●	The Fund name;

●	The share class;

●	The account number;

●	The dollar amount or number of shares you wish to redeem;

●	The account name(s); and

●	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

Regular Mail Address
Redwheel Funds P.O. Box 219009 Kansas City, MO 64121-9009

Express Mail Address
Redwheel Funds c/o SS&C GIDS, Inc. 801 Pennsylvania Avenue Suite 219009 Kansas City, MO 64105-1307

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds’ transfer agent receives and accepts the order in good order at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Telephone

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call 1-855-RWC-FUND to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you, or send them to your bank via wire or ACH.

Receiving Your Money

Normally, a Fund will send your sale proceeds within one Business Day after it receives your redemption request. A Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with a Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

A Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, a Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Funds generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transacts with the Funds over the telephone, you will generally bear the risk of any loss.

How to Exchange Your Next Generation Power Infrastructure Fund Shares

At no charge, you or your financial intermediary may exchange all or a portion of your investment from the Next Generation Power Infrastructure Fund to the other funds in the Trust that RWC UK, or an affiliate of RWC UK, manages within the same class, provided those funds are accepting purchases, by writing to or calling the Next Generation Power Infrastructure Fund. Exchanges are subject to the eligibility requirements and the fees and expenses of the fund you exchange into.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Next Generation Power Infrastructure Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Next Generation Power Infrastructure Fund’s policy on excessive trading, see “Excessive Trading Policies and Procedures.”

From time to time, the Next Generation Power Infrastructure Fund may authorize or permit the conversion of shares of one class of shares for another class of shares of the Fund, provided that certain conditions are met (such as the shareholder is eligible for the new share class or such other terms and conditions as the Next Generation Power Infrastructure Fund may determine). The Next Generation Power Infrastructure Fund reserves the right to modify, suspend or eliminate any share class conversion feature at any time, including to permit conversions to occur without requiring any investment minimum to be met. Following a share class conversion (or other similar shareholder transaction event), the ongoing fees and expenses of the new share class will differ from and may be higher or lower than those of the share class that you previously held.

Although the Next Generation Power Infrastructure Fund expects that a conversion between share classes of the Fund should ordinarily not result in the recognition of a gain or loss for federal income tax purposes, you should consult with your own tax adviser with respect to the federal, state and local tax treatment of your investment in the Fund and any share class conversions.

You may only exchange or convert shares between accounts with identical registrations (i.e., the same names and addresses). If you purchase shares through a financial intermediary, you may only exchange or convert into a fund or share class which your financial intermediary sells or services. Your financial intermediary can tell you which funds and share classes are available through the intermediary.

Payments to Financial Intermediaries

The Funds and/or the Advisers may compensate financial intermediaries for providing a variety of services to the Funds and/or its shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, its service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see “Payments to Financial Intermediaries” in the SAI.

Distribution Plans

The Global Emerging Equity Fund and the Next Generation Power Infrastructure Fund has each adopted a distribution plan under Rule 12b-1 under the 1940 Act for Class N Shares and A Class Shares, respectively, that allows each Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Class N Shares of the Global Emerging Equity Fund and A Class Shares of the Next Generation Power Infrastructure Fund is 0.25%.

Shareholder Servicing Plan — Global Emerging Equity Fund

The Global Emerging Equity Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Fund’s Class N Shares and Class I Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Payments by the Advisers

From time to time, the Advisers and/or their affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Advisers’ and/or their affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Advisers and/or their affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Advisers and/or their affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Advisers and/or their affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Funds are intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund’s long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. Although the Advisers have procedures designed to determine the fair value of foreign securities for purposes of calculating the Fund’s NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

Because the Funds may invest in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, the Funds may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds’ shares may have a greater impact on the market prices of these types of securities.

The Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

●

Shareholders are restricted from making more than four “round trips,” into or out of a Fund within any one year period. The Funds define a “round trip” as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

●

Each Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into “information sharing agreements” with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds is not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Funds’ shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, a Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Subject to the Funds’ right to reject purchases as described in this prospectus, upon receipt of your application in good order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder’s financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-855-RWC-FUND.

Dividends and Distributions

The Funds distribute their net investment income, and makes distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains un-cashed for six months, the Funds reserve the right to reinvest the distribution check in your account at a Fund’s then current NAV per share and to reinvest all subsequent distributions.

Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below is a summary of certain important U.S. federal income tax issues that affect the Funds and its shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

Each Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether you receive them in cash or you reinvest them in additional shares of the Fund. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions reported by a Fund as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Each Fund’s investment strategies may limit its ability to distribute dividends eligible to be treated as qualified dividend income. Once a year each Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j) of the Code. This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j) of the Code. In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. Assuming a shareholder holds Fund shares as a capital asset, the gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale of shares of a Fund).

Each Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a Fund will use the average cost basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by a Fund and which the Fund properly reports as “Section 199A Dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A Dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A Dividends as are eligible but is not required to do so. Unless later extended or made permanent, this 20% deduction will no longer be available for taxable years beginning after December 31, 2025.

Certain of the Next Generation Power Infrastructure Fund’s commodity-related investments may not produce qualifying income to the Fund. To the extent the Next Generation Power Infrastructure Fund invests in such investments, the Fund intends to seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) but no assurances can be provided.

A Fund may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

More information about taxes is in the SAI.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment advisers, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Financial Highlights

The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund’s financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The Next Generation Power Infrastructure Fund assumed the performance and accounting history of the Ecofin Predecessor Fund as a result of the Reorganization. Accordingly, the performance information shown below for the Next Generation Power Infrastructure Fund prior to September 30, 2024 is that of the Ecofin Predecessor Fund.

The information provided below for the Funds has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm of the Funds. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the Funds’ Form N-CSR filing for the fiscal year ended September 30, 2025, and are available upon request by calling the Funds at 855-457-3637.

The information provided below for the Ecofin Predecessor Fund for the fiscal years ended November 30, 2023, 2022 and 2021 and the fiscal period ended November 30, 2020 was audited by the independent registered public accounting firm of the Ecofin Predecessor Fund, whose reports reflected unqualified audit opinions.

Because Class N Shares of the Redwheel Global Emerging Equity Fund had not commenced operations during the fiscal year ended September 30, 2025, financial highlights are not available.

Redwheel Global Emerging Equity Fund - Institutional Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Year Ended Sept.30, 2025		Year Ended Sept.30, 2024		Year Ended Sept.30, 2023	Year Ended Sept.30, 2022		Year Ended Sept.30, 2021
Net Asset Value, Beginning of Year	$11.98		$10.45		$9.51	$16.10		$12.46
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.10		0.15		0.09	0.23		0.04
Net Realized and Unrealized Gain (Loss)	2.30		1.45		0.91	(4.63)		3.64
Total from Investment Operations	2.40		1.60		1.00	(4.40)		3.68
Dividends and Distributions:
Net Investment Income	(0.13)		(0.07)		(0.06)	(0.31)		(0.04)
Capital Gains	—		—		—	(1.88)		—
Total Dividends and Distributions	(0.13)		(0.07)		(0.06)	(2.19)		(0.04)
Net Asset Value, End of Year	$14.25		$11.98		$10.45	$9.51		$16.10
Total Return†	20.45%		15.42%		10.46%	(31.37)%		29.52%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$112,622		$113,853		$66,159	$49,429		$61,658
Ratio of Expenses to Average Net Assets (Including Waivers, Fees Paid Indirectly, and Reimbursements)	1.24	%(1)	1.25	%(1)	1.25%	1.22	%(1)	1.25	%(1)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly, and Reimbursements)	1.21%		1.24%		1.30%	1.21%		1.20%
Ratio of Net Investment Income to Average Net Assets	0.87%		1.43%		0.89%	1.87%		0.24%
Portfolio Turnover Rate	101%		105%		114%	136%		122%

*	Per share calculations were performed using average shares method.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Redwheel Global Emerging Equity Fund - Class I Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Year Ended Sept.30, 2025		Year Ended Sept.30, 2024		Year Ended Sept.30, 2023	Year Ended Sept.30, 2022		Year Ended Sept.30, 2021
Net Asset Value, Beginning of Year	$11.95		$10.43		$9.49	$16.07		$12.44
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.08		0.13		0.08	0.25		0.02
Net Realized and Unrealized Gain (Loss)	2.30		1.45		0.90	(4.65)		3.64
Total from Investment Operations	2.38		1.58		0.98	(4.40)		3.66
Dividends and Distributions:
Net Investment Income	(0.12)		(0.06)		(0.04)	(0.30)		(0.03)
Capital Gains	—		—		—	(1.88)		—
Total Dividends and Distributions	(0.12)		(0.06)		(0.04)	(2.18)		(0.03)
Net Asset Value, End of Year	$14.21		$11.95		$10.43	$9.49		$16.07
Total Return†	20.24%		15.25%		10.36%	(31.43)%		29.41%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$127,053		$145,075		$114,030	$122,426		$243,401
Ratio of Expenses to Average Net Assets (Including Waivers, Fees Paid Indirectly, and Reimbursements)	1.39	%(1)	1.37	%(1)	1.34%	1.31	%(1)	1.34	%(1)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly, and Reimbursements)	1.36%		1.36%		1.39%	1.30%		1.29%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.68%		1.18%		0.74%	1.93%		0.13%
Portfolio Turnover Rate	101%		105%		114%	136%		122%

*	Per share calculations were performed using average shares method.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Redwheel Next Generation Power Infrastructure Fund – Institutional Class

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Period Ended Sept. 30, 2025	Year Ended Nov. 30, 2024	Year Ended Nov. 30, 2023	Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021	Period Ended Nov. 30, 2020(2)
Net Asset Value, Beginning of Year	$9.48	$8.82	$11.34	$12.64	$11.42	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.21	0.17	0.19	0.11	0.15	0.04
Net Realized and Unrealized Gain (Loss)	1.38	0.86	(2.37)	(0.84)	1.43	1.40
Total from Investment Operations	1.59	1.03	(2.18)	(0.73)	1.58	1.44
Dividends and Distributions:
Net investment income	(0.22)	(0.34)	(0.12)	(0.24)	(0.31)	(0.02)
Return of Capital	(0.02)	(0.03)	(0.22)	(0.12)	—	—
Capital Gains	—	—	—	(0.21)	(0.05)	—
Total Dividends and Distributions	(0.24)	(0.37)	(0.34)	(0.57)	(0.36)	(0.02)
Net Asset Value, End of Year	$10.83	$9.48	$8.82	$11.34	$12.64	$11.42
Total Return†	17.15%	11.78%	(19.47)%	(5.97)%	14.02%	14.43%

Rations and Supplemental Data
Net Assets, End of Year (Thousands)	$216,510	$257,022	$230,043	$352,726	$368,864	$108,048
Ratio of Expenses to Average Net Assets (Including Waivers, Fees Paid Indirectly, and Reimbursements)(3)	1.00%††	0.96%	0.93%	0.91%	1.00%	1.00%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly, and Reimbursements)	1.06%††	0.96%	0.93%	0.90%	0.96%	1.46%††
Ratio of Net Investment Income to Average Net Assets(4)	2.63%††	1.85%	1.95%	0.87%	1.26%	1.51%††
Portfolio turnover rate‡	46%	47%	61%	40%	41%	20%

*	Per share data calculated using the average shares method.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized.
††	Annualized.

(1)

For the period December 1, 2024 to September 30, Effective March 26, 2025, The Next Generation Power Infrastructure Fund changed its fiscal year end to September 30 (see Note 1 in the Notes to Financial Statements).

(2)	The Class commenced operations on August 7, 2020.
(3)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized.

††	Annualized.

Redwheel Next Generation Power Infrastructure Fund – A Class

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Period Ended Sept. 30, 2025		Year Ended Nov. 30, 2024	Year Ended Nov. 30, 2023	Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021	Period Ended Sept. 30, 2020(2)
Net Asset Value, Beginning of Year	$9.45		$8.81	$11.34	$12.65	$11.44	$9.72
Income (Loss) from Investment Operations:
Net Investment Income*	0.20		0.13	0.17	0.16	0.13	0.03
Net Realized and Unrealized Gain (Loss)	1.37		0.88	(2.37)	(0.92)	1.44	1.70
Total from Investment Operations	1.57		1.01	(2.20)	(0.76)	1.57	1.73
Dividends and Distributions:
Net Investment Income	(0.24)		(0.37)	(0.12)	(0.23)	(0.31)	(0.01)
Return of Capital	(0.00	)^	(0.00)^	(0.21)	(0.11)	—	—
Capital Gains	—		—	—	(0.21)	(0.05)	—
Total Dividends and Distributions	(0.24)		(0.37)	(0.33)	(0.55)	(0.36)	(0.01)
Net Asset Value, End of Year	$10.78		$9.45	$8.81	$11.34	$12.65	$11.44
Total Return†	16.96%		11.53%	(19.66)%	(6.21)%	13.66%	17.82%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$484		$885	$1,829	$2,308	$4,983	$1,338
Ratio of Expenses to Average Net Assets (Including Waivers, Fees Paid Indirectly, and Reimbursements)(3)	1.25	%††	1.20%	1.19%	1.16%	1.25%	1.25%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly, and Reimbursements)(3)	1.31	%††	1.20%	1.19%	1.15%	1.21%	2.08%††
Ratio of Net Investment Income to Average Net Assets(4)	2.51	%††	1.39%	1.70%	0.62%	1.01%	3.26%††
Portfolio turnover rate‡	46%		47%	61%	40%	41%	20%

*	Per share data calculated using the average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized.

^	Less than $0.005.

(1)

For the period December 1, 2024 to September 30, Effective March 26, 2025, The Next Generation Power Infrastructure Fund changed its fiscal year end to September 30 (see Note 1 in the Notes to Financial Statements).

(2)	The Class commenced operations on September 25, 2020.
(3)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

APPENDIX A
Redwheel Next Generation Power Infrastructure Fund

Financial Intermediary-Specific Sales Charge Waivers and Discounts

Robert W. Baird & Co. (“Baird”):

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI

Front-End Sales Charge Waivers on Investors A-shares Available at Baird

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

●	Shares purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

●

Shares purchased using the proceeds of Fund redemptions, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

●

A shareholder in the Fund’s Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

●

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k)plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor A and C shares Available at Baird

●	Shares sold due to death or disability of the shareholder

●	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

A-1

●	Shares bought due to returns of excess contributions from an IRA Account

●

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus

●	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

●	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

●	Breakpoints as described in this prospectus

●

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund assets held by accounts within the purchaser’s household at Baird. Eligible Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

●	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of the Fund through Baird, over a 13-month period of time

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”)

Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at

A-2

ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22I(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

A-3

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to A Class shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on A Class Shares available at Morgan Stanley Wealth Management

1.

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

2.	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

3.	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

4.	Shares purchased through a Morgan Stanley self-directed brokerage account

5.

C Class (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to A Class shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

A-4

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on A Class shares available at Raymond James

1.	Shares purchased in an investment advisory program.

2.	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family).

3.	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

A-5

4.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

5.

A shareholder in the Fund’s C Class shares will have their shares converted at net asset value to A Class shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on A Class and C Class shares available at Raymond James

1.	Death or disability of the shareholder.

2.	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

3.	Return of excess contributions from an IRA Account.

4.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

5.	Shares sold to pay Raymond James’ fees but only if the transaction is initiated by Raymond James.

6.	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

1.	Breakpoints as described in this prospectus.

2.

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

A-6

3.

Letters of intent which allow for breakpoints based on anticipated purchases within a fund family, owes a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letter of intent only if the shareholder notifies his or her financial advisor about such assets.

Waiver of Initial Sales Charge on Purchases of Class A Shares by Certain Financial Institutions:

No initial sales charge is imposed on purchases of A Class shares by the following financial institutions that (i) offer Fund shares in self-directed investment brokerage accounts, (ii) are compensated by clients on a fee-only basis, or (iii) have entered into an agreement with the Fund to offer Class A shares through no-load network:

American Enterprise Investment Services
Charles Schwab
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith
National Financial Services Corporation
Oppenheimer & Co.
Pershing LLC
Raymond James Financial Services, Inc.
RBC Capital Markets LLC
Reliance Trust Company
TD Ameritrade Clearing, Inc.
UBS Financial Services, Inc.

Large Order Net Asset Value Purchase Privilege - Authorized Dealers

From its own profits and resources, the Adviser may pay a finder’s fee to the following authorized dealers that initiate or are responsible for purchases of $1 million or more of the Fund’s Class A shares:

Merrill Lynch, Pierce, Fenner & Smith
RBC Capital Markets LLC

Oppenheimer & Co. Inc. (“OPCO”)

Effective February 26, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

A-7

Front-end Sales Load Waiver on A Class shares available at OPCO

1.

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

2.	Shares purchased by or through a 529 plan

3.	Shares purchased through a OPCO affiliated investment advisory program

4.	Share purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

5.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

6.

A shareholder in the Fund’s C Class shares will have their shares converted at net asset value to A Class shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

7.	Employees and registered representatives of OPCO or its affiliates and their family members

8.	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A Class and C Class shares available at OPCO

1.	Death or disability of the shareholder

2.	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

3.	Return of excess contributions from an IRA Account

4.	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

5.	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

6.	Shares acquired through a right of reinstatement

A-8

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

1.	Breakpoints as described in this prospectus.

2.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

A-9

The Advisors’ Inner Circle Fund III

Redwheel Global Emerging Equity Fund

Redwheel Next Generation Power Infrastructure Fund

Investment Adviser

Redwheel Global Emerging Equity Fund
RWC Asset Advisors (US) LLC
2640 South Bayshore Drive, Suite 201
Miami, Florida 33133

Redwheel Next Generation Power Infrastructure Fund
RWC Asset Management LLP
Verde 4th Floor,
10 Bressenden Place,
London SW1E5DH, United Kingdom

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January 28, 2026, as it may be amended from time to time, includes detailed information about the Redwheel Global Emerging Equity Fund, the Redwheel Next Generation Power Infrastructure Fund and The Advisors’ Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

To Obtain an SAI, Annual or Semi-Annual Report, Fund Financial Statements, or More Information:

By Telephone:	1-855-RWC-FUND
By Mail:	Redwheel Funds P.O. Box 219009 Kansas City, MO 64121-9009
By Internet:	https://www.redwheel.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors’ Inner Circle Fund III, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22920.

RWC-PS-001-1100

STATEMENT OF ADDITIONAL INFORMATION

REDWHEEL GLOBAL EMERGING EQUITY FUND

Class N Shares: RWCNX

Class I Shares: RWCIX

Institutional Class Shares: RWCEX

Investment Adviser:

RWC ASSET ADVISORS (US) LLC

REDWHEEL NEXT GENERATION POWER INFRASTRUCTURE FUND

(Formerly, Ecofin Global Renewables Infrastructure Fund)

Class A Shares: ECOAX

Institutional Class Shares: ECOIX

Investment Adviser:

RWC ASSET MANAGEMENT LLP

each, a series of

THE ADVISORS’ INNER CIRCLE FUND III

January 28, 2026

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors’ Inner Circle Fund III (the “Trust”) and the Redwheel Global Emerging Equity Fund (the "Global Emerging Equity Fund") and Redwheel Next Generation Power Infrastructure Fund (the "Next Generation Power Infrastructure Fund") (each, a "Fund" and together, the "Funds"). This SAI is incorporated by reference into and should be read in conjunction with the Funds' prospectus, dated January 28, 2026, as it may be amended from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. The Funds' audited financial statements dated September 30, 2025, including notes thereto and the report of the Funds' independent registered public accounting firm thereon, are included in the most recent Form N-CSR for the Funds and are incorporated by reference into this SAI. Shareholders may obtain copies of the Prospectus or the annual or semi-annual report of the Funds, and other information such as the Funds' financial statements, free of charge by writing to the Funds at P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219009, Kansas City, MO 64105-1307) or calling the Funds at 1-855-RWC-FUND.

Class N Shares of the Global Emerging Equity Fund are currently not available for purchase.

January 28, 2026	RWC-SX-001-0900

ii

THE TRUST

General. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013, as amended September 10, 2020 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund or exchange traded fund (“ETF”), and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

Description of Multiple Classes of Shares. The Trust is authorized to offer shares of the Global Emerging Equity Fund in Class N, Class I, and Institutional Class Shares. The Trust is authorized to offer shares of the Next Generation Power Infrastructure Fund in A Class Shares and Institutional Class Shares. The different classes provide for variations in distribution and shareholder servicing fees and minimum investment requirements. Minimum investment requirements are described in the Prospectus. For more information on distribution and shareholder servicing expenses, see “Payments to Financial Intermediaries” in this SAI. The Trust reserves the right to create and issue additional classes of shares.

History of the Next Generation Power Infrastructure Fund. The Next Generation Power Infrastructure Fund is the successor to the Ecofin Global Renewables Infrastructure Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. The Predecessor Fund was managed by TCA Advisors (“TCA” or the “Predecessor Adviser”) and sub-advised by Ecofin Advisors Limited (“Ecofin” or the “Predecessor Sub-Adviser”)). The Next Generation Power Infrastructure Fund has the same objective and substantially similar investment strategies as those of the Predecessor Fund. The Next Generation Power Infrastructure Fund acquired the assets and assumed all of the liabilities of the Predecessor Fund on September 30, 2024 (the “Reorganization”).

The Predecessor Fund is the successor to the Tortoise Global Renewables Infrastructure Fund Limited (the “Tortoise Predecessor Fund”), an unregistered Cayman Islands limited liability company. The Predecessor Fund acquired substantially all of the Tortoise Predecessor Fund’s assets in exchange for Institutional Class Shares of the Predecessor Fund on August 7, 2020.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Trustees” or the “Board”) under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. RWC Asset Advisors (US) LLP ("RWC US") serves as the investment adviser to the Global Emerging Equity Fund. RWC Asset Management LLP, an affiliate of RWC US ("RWC UK" and together with RWC US, the "Advisers"), serves as the investment adviser to the Next Generation Power Infrastructure Fund.

The Global Emerging Equity Fund is diversified, as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that with respect to 75% of its total assets, the Global Emerging Equity Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of the Global Emerging Equity Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Global Emerging Equity Fund. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. If the Global Emerging Equity Fund holds securities that perform well on a relative basis, the value of those securities could appreciate such that the value of the Fund’s securities that constitute more than 5% of the Fund’s total assets, in the aggregate, might exceed 25% of the Fund’s total assets. In these circumstances, RWC US might determine that it is in the best interests of the Global Emerging Equity Fund’s shareholders not to reduce one or more of the Fund’s holdings in securities that constitute more than 5% of the Fund’s total assets. If RWC US makes such a determination, the Global Emerging Equity Fund’s holdings in such securities would continue to exceed 25% of the Fund’s total assets, and the Fund would not purchase any additional shares of securities that constituted more than 5% of the Fund’s total assets. The Global Emerging Equity Fund would continue to qualify as a diversified fund under applicable federal securities laws. If more than 25% of the Fund’s assets were invested, in the aggregate, in securities of issuers that individually represented more than 5% of the Fund’s total assets, the Fund would be subject to the risk that its performance could be disproportionately affected by the performance of such securities.

The Next Generation Power Infrastructure Fund is non-diversified, as that term is defined under the1940 Act. This means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the value of any one investment held by the Next Generation Power Infrastructure Fund could affect the overall value of the Next Generation Power Infrastructure Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, the value of the shares of the Next Generation Power Infrastructure Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a “diversified” fund would be. The Next Generation Power Infrastructure Fund, however, intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). For more information, see “Taxes” below.

The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. Each Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund’s stated investment policies, including those stated below.

American Depositary Receipts (“ADRs”)

ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, that Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Equity Securities

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

Types of Equity Securities:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

•	Exchange Traded Funds. An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), and iShares®. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, a Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities comprising the index which an index ETF is designed to track or the other holdings of an active or index ETF, although lack of liquidity in an ETF could result in it being more volatile than the tracked index or underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also “Securities of Other Investment Companies” below.

•	Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

General Risks of Investing in Stocks. While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership.  Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations.  Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices.  The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Micro, Small and Medium Capitalization Issuers. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Initial Public Offerings (“IPOs”). A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. A Fund may hold IPO shares for a very short period of time, which may increase the turnover of a Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Foreign Securities

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Investments in Emerging and Frontier Markets. Investing in emerging and frontier markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of a Fund’s securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds.

Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging and frontier market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging and frontier market countries on interest or dividends paid on securities held by a Fund or gains from the disposition of such securities.

In emerging and frontier markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging and frontier market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. A Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

Investment in the People’s Republic of China (“PRC”). Investing in the PRC is subject to the risks of investing in emerging markets and additional risks which are specific to the PRC market.

The PRC is an emerging market, and as a result, investments in securities of companies organized and listed in the PRC may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. The PRC may be subject to considerable government intervention and varying degrees of economic, political and social instability. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in the PRC are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for a Fund to obtain or enforce a judgment in a Chinese court. In addition, periodically there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, the President of the United States signed an Executive Order (the “November 2020 Executive Order”) prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Communist Chinese military companies” or in instruments that are derivative of, or are designed to provide investment exposure to, those companies. In addition, on August 9, 2023, the President of the United States signed an Executive Order (the “August 2023 Executive Order” and, together with the November 2020 Executive Order, the “Executive Orders”) directing the U.S. Department of the Treasury (the “Treasury”) to promulgate regulations requiring notification of, or restricting, investments in the PRC in certain categories of national security technologies, including semiconductors and microelectronics, quantum information, and certain artificial intelligence technologies. October 28, 2024, the Treasury released a final rule implementing the PRC-focused outbound investment program introduced by the August 2023 Executive Order.

The universe of securities affected by the Executive Orders and any related rules can change from time to time. As a result of an increase in the number of investors looking to sell such securities, or because of an inability to participate in an investment that an Adviser otherwise believes is attractive, a Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to a Fund. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

The economy of the PRC is in a state of transition from a planned economy to a more market oriented economy and investments may be sensitive to changes in law and regulation together with political, social or economic policy which includes possible government intervention.

A Fund may incur losses due to limited investment capabilities, or may not be able to fully implement or pursue its investment objective or strategy, due to local investment restrictions, illiquidity of the PRC domestic securities market, and/or delay or disruption in execution and settlement of trades.

•	Shanghai-Hong Kong Stock Connect. A Fund may invest in PRC A-Shares through the Shanghai-Hong Kong Stock Connect programme subject to any applicable regulatory limits. The Shanghai-Hong Kong Stock Connect programme is a securities trading and clearing linked programme developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), the Hong Kong Securities Clearing Company Limited (“HKSCC”), Shanghai Stock Exchange (“SSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) with the aim of achieving mutual stock market access between mainland PRC and Hong Kong. This programme allows foreign investors to trade certain SSE-listed PRC A-Shares through their Hong Kong based brokers. All Hong Kong and overseas investors in the Shanghai-Hong Kong Stock Connect will trade and settle SSE securities in the offshore Renminbi (“CNH”) only. A Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and CNH in respect of such investments.

By seeking to invest in the domestic securities markets of the PRC via the Shanghai-Hong Kong Stock Connect a Fund is subject to the following additional risks:

▪	General Risks. The relevant regulations are untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect a Fund. The programme requires use of new information technology systems which may be subject to operational risk due to the programme’s cross-border nature. If the relevant systems fail to function properly, trading in both Hong Kong and Shanghai markets through the programme could be disrupted.

Shanghai-Hong Kong Stock Connect will only operate on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when it is a normal trading day for the PRC market but the Shanghai-Hong Kong Stock Connect is not trading. As a result, a Fund may be subject to the risk of price fluctuations in PRC A-Shares when a Fund cannot carry out any PRC A-Shares trading.

▪	Foreign Shareholding Restrictions. The trading, acquisition, disposal and holding of securities under the Shanghai-Hong Kong Stock Connect are subject at all times to applicable law, which imposes purchasing and holding limits. These limitations and restrictions may have the effect of restricting an investor’s ability to purchase, subscribe for or hold any PRC A-Shares or to take up any entitlements in respect of such shares, or requiring an investor to reduce its holding in any securities, whether generally or at a particular point of time, and whether by way of forced sale or otherwise. As such, investors may incur loss arising from such limitations, restrictions and/or forced sale.

▪	Clearing and Settlement Risk. HKSCC and ChinaClear have established the clearing links and each will become a participant of each other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants and on the other hand undertake to fulfill the clearing and settlement obligations of its clearing participants with the counterparty clearing house.

▪	Legal/Beneficial Ownership. Where securities are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of the local central securities depositaries, HKSCC and ChinaClear.

As in other emerging markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities. In addition, HKSCC, as nominee holder, does not guarantee the title to Shanghai-Hong Kong Stock Connect securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, the courts may consider that any nominee or custodian as registered holder of Shanghai-Hong Kong Stock Connect securities would have full ownership thereof, and that those Shanghai-Hong Kong Stock Connect securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither a Fund nor its custodian can ensure that the Fund’s ownership of these securities or title thereto is assured.

To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that a Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that a Fund suffers losses resulting from the performance or insolvency of HKSCC. In the event that a Fund suffers losses due to the negligence, or willful default, or insolvency of HKSCC, the Fund may not be able to institute legal proceedings, file any proof of claim in any insolvency proceeding or take any similar action. In the event of the insolvency of HKSCC, a Fund may not have any proprietary interest in the PRC A-Shares traded through the Stock Connect program and may be an unsecured general creditor in respect of any claim the Fund may have in respect of them. Consequently, the value of a Fund’s investment in PRC A-Shares and the amount of its income and gains could be adversely affected.

In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with clearing participants may be limited to assisting clearing participants with claims. It is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear. Regardless, the process of recovery could be delayed and a Fund may not fully recover its losses or its Shanghai-Hong Kong Stock Connect securities.

▪	Operational Risk. The HKSCC provides clearing, settlement, nominee functions and other related services in respect of trades executed by Hong Kong market participants. PRC regulations which include certain restrictions on selling and buying will apply to all market participants. In the case of a sale, pre-delivery of shares to the broker is required, increasing counterparty risk. As a result, a Fund may not be able to purchase and/or dispose of holdings of PRC A-Shares in a timely manner.

▪	Day Trading Restrictions. Day (turnaround) trading is not permitted through the Shanghai-Hong Kong Stock Connect programme. Investors buying A Shares on day T can only sell the shares on and after day T+1 subject to any Shanghai-Hong Kong Stock Connect programme rules.

▪	Quota Limitations. The Shanghai-Hong Kong Stock Connect programme is subject to daily quota limitations which may restrict a Fund’s ability to invest in PRC A-Shares through the programme on a timely basis.

▪	Investor Compensation. A Fund will not benefit from the China Securities Investor Protection Fund in mainland China. The China Securities Investor Protection Fund is established to pay compensation to investors in the event that a securities company in mainland China is subject to compulsory regulatory measures (such as dissolution, closure, bankruptcy, and administrative takeover by the China Securities Regulatory Commission). Since the Fund is carrying out trading of PRC A-Shares through securities brokers in Hong Kong, but not mainland China brokers, therefore, it is not protected by the China Securities Investor Protection Fund.

That said, if a Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of PRC A-Shares through the Stock Connect program, it would be compensated by Hong Kong’s Investor Compensation Fund.

Tax within the PRC. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A Shares via the Shanghai-Hong Kong Stock Connect could result in unexpected tax liabilities for a Fund. A Fund’s investments in securities, including A Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.

If a Fund were considered to be a tax resident of the PRC, it would be subject to PRC corporate income tax at the rate of 25% on its worldwide taxable income. If a Fund were considered to be a non-resident enterprise with a “permanent establishment” in the PRC, it would be subject to PRC corporate income tax of 25% on the profits attributable to the permanent establishment. Each Adviser intends to operate the applicable Fund in a manner that will prevent it from being treated as a tax resident of the PRC and from having a permanent establishment in the PRC. It is possible, however, that the PRC could disagree with that conclusion or that changes in PRC tax law could affect the PRC corporate income tax status of the Fund.

The PRC generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in the PRC and paid to a company that is not a resident of the PRC for tax purposes and that has no permanent establishment in China. The withholding is in general made by the relevant PRC tax resident company making such payments. In the event the relevant PRC tax resident company fails to withhold the relevant PRC withholding income tax or otherwise fails to pay the relevant withholding income tax to the PRC tax authorities, the competent PRC tax authorities may, at their sole discretion, impose tax obligations on a Fund.

The Ministry of Finance of the PRC, the State Administration of Taxation of the PRC and the China Securities Regulatory Commission issued the “Notice on the Pilot Program of Shanghai-Hong Kong Stock Connect” Caishui No. 81 on October 31, 2014 (“Notice 81”), which states that the capital gain from disposal of PRC A-Shares by foreign investors enterprises via the Shanghai-Hong Kong Stock Connect programme will be temporarily exempt from withholding income tax. Notice 81 also states that the dividends derived from A Shares by foreign investors enterprises is subject to a 10% withholding income tax.

There is no indication of how long the temporary exemption will remain in effect and a Fund may be subject to such withholding income tax in the future. If, in the future, China begins applying tax rules regarding the taxation of income from investments through the Shanghai-Hong Kong Stock Connect programme and/or begins collecting capital gains taxes on such investments, a Fund could be subject to withholding income tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The PRC tax authorities may in the future issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on a Fund’s return could be substantial.

In light of the uncertainty as to how gains or income that may be derived from a Fund’s investments in the PRC will be taxed, each Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level.

Any tax provision, if made, will be reflected in the net asset value of a Fund at the time the provision is used to satisfy tax liabilities. If the actual applicable tax levied by the PRC tax authorities is greater than that provided for by the Fund so that there is a shortfall in the tax provision amount, the net asset value of the Fund may suffer as the Fund will have to bear additional tax liabilities. In this case, then existing and new investors in a Fund will be disadvantaged. If the actual applicable tax levied by the PRC tax authorities is less than that provided for by a Fund so that there is an excess in the tax provision amount, investors who redeemed Fund shares before the PRC tax authorities’ ruling, decision or guidance may have been disadvantaged as they would have borne any loss from the Fund’s overprovision. In this case, the then existing and new investors in a Fund may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. Any excess in the tax provision amount shall be treated as property of a Fund, and investors who previously transferred or redeemed their Fund shares will not be entitled or have any right to claim any part of the amount representing the excess.

Stamp duty under the PRC laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A Shares traded on PRC stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. According to the announcement jointly issued by the Ministry of Finance and the State Administration of Taxation of the PRC, starting from August 28, 2023, the stamp duty on securities transactions is reduced by half. The sale or other transfer by RWC UK of A Shares will accordingly be subject to PRC stamp duty, but each Fund will not be subject to PRC stamp duty when it acquires A Shares.

A Fund may also potentially be subject to PRC value added tax at the rate of 6% on capital gains derived from trading of A-Shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from trading of PRC securities through the Shanghai-Hong Kong Stock Connect. Since there is no indication how long the temporary exemption will remain in effect, the Fund may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if a Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

The PRC rules for taxation of the Shanghai-Hong Kong Stock Connect program are evolving and certain of the tax regulations to be issued by the State Administration of Taxation of the PRC and/or Ministry of Finance of the PRC to clarify the subject matter may apply retrospectively, even if such rules are adverse to a Fund and its investors. The imposition of taxes, particularly on a retrospective basis, could have a material adverse effect on a Fund’s returns. Before further guidance is issued and is well established in the administrative practice of the PRC tax authorities, the practices of the PRC tax authorities that collect PRC taxes relevant to a Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of a Fund's investment in the PRC and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.

The above information is only a general summary of the potential PRC tax consequences that may be imposed on a Fund and its investors either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Investors should seek their own tax advice on their tax position with regard to their investment in the Fund.

The PRC government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of PRC companies and foreign investors in such companies, such as a Fund.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies.  Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations.  Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments.  In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors.  Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

Foreign Agency Debt Obligations. A Fund may invest in uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments. Bonds issued by these foreign government agencies, subdivisions or instrumentalities are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign agency’s operations and financial condition are influenced by the foreign government’s economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government’s agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of foreign agency bonds may be less liquid while market prices may be more volatile than prices of other bonds. Additional risks associated with foreign agency investing include differences in accounting, auditing and financial reporting standards; adverse changes in investment or exchange control regulations; political instability; and potential restrictions on the flow of international capital.

Obligations of Supranational Entities. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, World Bank, African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

Investment Funds. Some emerging and frontier countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging and frontier countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of an Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

▪	The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

▪	Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

▪	The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

▪	The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes;

▪	A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund’s ability to invest in a particular country or make it very expensive for a Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains; and

▪	Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause a Fund to incur losses.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, on January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the EU (commonly referred to as “Brexit”). Following a transition period, the UK and the EU signed a post-Brexit trade agreement governing their future economic relationship on December 30, 2020. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund's investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

In addition, on February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Similarly, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure to affected issuers.

Information and Supervision. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

Stock Exchange and Market Risk. The Advisers anticipate that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

▪	Are generally more volatile than, and not as developed or efficient as, those in the United States;

▪	Have substantially less volume;

▪	Trade securities that tend to be less liquid and experience rapid and erratic price movements;

▪	Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

▪	Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

▪	May have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

▪	Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

▪	Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

▪	In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

▪	Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

▪	Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

▪	Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Risk. While each Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

▪	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

▪	Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

▪	Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

▪	There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

▪	Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

▪	The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income a Fund receives from its investments.

Money Market Securities

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”), or determined by an Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see “Appendix A – Description of Ratings” to this SAI.

U.S. Government Securities

A Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount. The capital reserve amount was $3 billion in 2013, and decreased by $600 million in each subsequent year through 2017. It is believed that this amendment put Fannie Mae and Freddie Mac in a better position to service their debt because it eliminated the need for the companies to have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios over time.  On December 21, 2017, the U.S. Treasury announced that it was again amending the Agreement to reinstate the $3 billion capital reserve amount. On September 30, 2019, the U.S. Treasury announced that it was further amending the Agreement, permitting Fannie Mae and Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the 2017 amendment.

Under a letter agreement entered into in January 2021, each company is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each company to develop a plan to exit conservatorship, but may not do so until all litigation involving the conservatorships is resolved and each company has the minimum capital required by FHFA’s rules.

Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each company will end when the director of FHFA determines that FHFA’s plan to restore the company to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Agreement. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause a Fund’s investments to lose value.

•	U.S. Treasury Obligations. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks

A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

•	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid investments.
•	Unsecured Bank Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry.

Investment Grade Fixed Income Securities

Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by an Adviser. See “Appendix A - Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, an Adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Debt Securities

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

•	Corporate Bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Securities of Other Investment Companies

A Fund may invest in shares of other investment companies, to the extent permitted by applicable law, subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses.

Generally, the federal securities laws limit the extent to which a Fund can invest in securities of other investment companies, subject to certain exceptions, For example, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

A Fund may rely on Section 12(d)(1)(F) of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions, the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund. A Fund may also rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions specified in the Rule including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). In addition, a Fund may be able to rely on certain other rules under the 1940 Act to invest in shares of money market funds or other investment companies beyond the statutory limits noted above, but subject to certain conditions.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange.  (See “Exchange-Traded Funds” above).  The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

A Fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the Fund to lose money when selling an interest in an unregistered fund. For example, many hedge funds require their investors to hold their investments for at least one year.

Derivatives

Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectus, a Fund may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. A Fund may also invest in derivatives with the goal of protecting itself from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with a Fund’s investment objective and is legally permissible, the Fund may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Rule 18f-4 under the 1940 Act. Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) provides a comprehensive framework for the use of derivatives by registered investment companies. The Derivatives Rule permits a registered investment company, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including a Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Registered investment companies that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program (“DRMP”) and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”); and (iii) comply with new requirements related to Board and SEC reporting. The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board and periodically reviews the DRMP and reports to the Board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a registered investment company that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule) (a “limited derivatives user”), provided that the registered investment company establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

The requirements of the Derivatives Rule may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

CFTC Regulations. Pursuant to rules adopted under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), a Fund must either operate within certain guidelines and restrictions with respect to a Fund’s use of futures, options on such futures, commodity options and certain swaps, or an Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

Consistent with the CFTC’s regulations, RWC US and RWC UK, on behalf of the Global Emerging Equity Fund and the Next Generation Power Infrastructure Fund, respectively, have filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 with respect to the applicable Fund's operation. Therefore, each Fund is not subject to regulation as a commodity pool under the CEA and RWC US and RWC UK are not subject to registration or regulation as a CPO under the CEA with respect to the Funds. As a result, the Funds will be limited in their ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict each Adviser’s ability to implement the Funds' investment strategies and may adversely affect the Funds' performance.

Types of Derivatives:

•	Futures. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as “contract markets”) approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the “delivery date”). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.” Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

•	Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”) at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

•	Options on Securities Indices

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

•	Options on Foreign Currencies

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

The Funds may use foreign currency options given the same circumstances under which it could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which a Fund’s securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, the Fund may purchase a put option on the foreign currency. If the value of the currency then declined, the Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if a Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, the Funds could sustain losses on transactions in foreign currency options.

•	Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

▪	Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

▪	Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

▪	Do not require an initial margin deposit; and

▪	May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

•	Foreign Currency Hedging Strategies. A “settlement hedge” or “transaction hedge” is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund’s investment is denominated. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

•	Swap Agreements. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. The Funds will not enter into any swap agreement unless the applicable Adviser believes that the counterparty to the transaction is creditworthy. A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses.

•	Total Return Swaps

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

•	Equity-linked Notes

Equity-linked notes (including participation notes and other instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index) are instruments issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity or debt security, currency or market. If an equity-linked note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of an equity-linked note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Equity-linked notes involve transaction costs. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or instrument that they seek to replicate.

In addition, there can be no assurance that the value of equity-linked notes will equal the value of the underlying security or instrument that they seek to replicate. Equity-linked notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Accordingly, there is counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security or instrument.

Risks of Derivatives:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Funds than if it had not entered into any derivatives transactions. Derivatives may magnify the Funds' gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

•	Correlation of Prices. The Funds' ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The applicable Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the applicable Adviser’s prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

▪	Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

▪	A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

▪	Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Funds' foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds' investments precisely over time.

•	Lack of Liquidity. Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

▪	Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

▪	Have to purchase or sell the instrument underlying the contract;

▪	Not be able to hedge its investments; and/or
▪	Not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

▪	An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;
▪	Unusual or unforeseen circumstances may interrupt normal operations of an exchange;
▪	The facilities of the exchange may not be adequate to handle current trading volume;
▪	Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or
▪	Investors may lose interest in a particular derivative or category of derivatives.
•	Management Risk. Successful use of derivatives by the Funds is subject to the ability of an Adviser to forecast stock market and interest rate trends. If an Adviser incorrectly predicts stock market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the applicable Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the applicable Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
•	Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.
•	Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, s Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

•	Volatility and Leverage. The Funds' use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Funds will have the potential for greater gains, as well as the potential for greater losses, than if the Funds did not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:
▪	Actual and anticipated changes in interest rates;
▪	Fiscal and monetary policies; and
▪	National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

•	Government Regulation. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, granted significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The law and regulations may negatively impact the Funds by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Funds trades.

In addition, the SEC adopted the Derivatives Rule on October 28, 2020. Since its compliance date of August 19, 2022, the Derivatives Rule has replaced prior SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. See “Derivatives — Rule 18f-4 under the 1940 Act” above for additional information on the requirements imposed on registered funds by the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of the Funds' investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.

Illiquid Investments

Illiquid investments are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Because of their illiquid nature, illiquid investments must be priced at fair value as determined in good faith by the applicable Adviser, subject to Board oversight. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid investments are subject to the risk that the investment's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to a Fund. Under the oversight of the Board, the applicable Adviser determines the liquidity of a Fund’s investments. A Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

Restricted Securities

The Funds may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the applicable Adviser.

When-Issued, Delayed–Delivery and Forward-Delivery Transactions

A when-issued security is one whose terms are available and for which a market exists, but which has not been issued.  In a forward-delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. “Delayed-delivery” refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date.  Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase.  When a Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale.  If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price.  The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself.  Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Derivatives Rule permits a Fund to enter into when-issued or delayed delivery basis securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a when-issued or delayed delivery basis security entered into by the Fund does not satisfy those requirements, the Fund would need to comply with the Derivatives Rule with respect to its when issued or delayed delivery transactions, which are considered derivatives transactions under the Derivatives Rule. See "Derivatives – Rule 18f-4 under the 1940 Act" above.

Special Risks of Cyber-attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and its service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and its service providers use to service the Funds' operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and its service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or the Advisers, the Funds' distributor, custodian, or any other of the Funds' intermediaries or service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds' investments in such companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds invests will not suffer losses relating to cyber-attacks or other information security breaches in the future.

General Market and Geopolitical Risk

Geopolitical events, such as war (including ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East), terrorism, social unrest, government defaults, government shutdowns, economic uncertainty, sanctions or the threat of sanctions, trade disputes with key trading partners and the imposition of associated tariffs, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues such as pandemics and epidemics (including those caused by COVID-19), and/or systemic market dislocations (including due to events outside of such countries or regions) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Whether or not a Fund invests in securities of issuers located in countries impacted by such events, these and other events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

INVESTMENT LIMITATIONS

Global Emerging Equity Fund

Fundamental Policies

The following investment limitations are fundamental, which means that the Global Emerging Equity Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Global Emerging Equity Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

1.	The Global Emerging Equity Fund may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	The Global Emerging Equity Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

3.	The Global Emerging Equity Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	The Global Emerging Equity Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	The Global Emerging Equity Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	The Global Emerging Equity Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The Global Emerging Equity Fund’s investment objective as well as the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

1.	The Global Emerging Equity Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Global Emerging Equity Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein.

2.	The Global Emerging Equity Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

Next Generation Power Infrastructure Fund

Fundamental Policies

The following investment limitations are fundamental, which means that the Next Generation Power Infrastructure Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Next Generation Power Infrastructure Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

1.	The Next Generation Power Infrastructure Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	The Next Generation Power Infrastructure Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	The Next Generation Power Infrastructure Fund may purchase or sell real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	The Next Generation Power Infrastructure Fund may purchase or sell commodities, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	The Next Generation Power Infrastructure Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	The Next Generation Power Infrastructure Fund may not invest 25% or more of the Fund's total assets in any particular industry or group of industries, except that the Fund will concentrate its assets in industries represented by renewable infrastructure companies, and under normal circumstances will invest at least 25% of the Fund’s total assets in the securities of companies that constitute the industry. The foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Non-Fundamental Policies

The Next Generation Power Infrastructure Fund’s investment objective as well as the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

1.	Under normal circumstances, the Next Generation Power Infrastructure Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investments is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4 under the 1940 Act.

2.	Under normal circumstances, the Next Generation Power Infrastructure Fund will invest at least 80% of its total assets in equity securities of renewable infrastructure companies, which consists of companies deriving at least 50% of revenues from activities in power generation, transmission, distribution, storage and ancillary or related services. Such companies invest in renewable generation or other net-zero carbon and related services, and/or contribute to reducing emissions (those gasses and particles that are exhausted into the air as a result of fuel combustion-related activities). These include, but are not limited to, those companies involved with owning solar, wind, hydro-electric, biomass, waste-to-energy and large-scale battery storage assets, as well as transmission and distribution assets related to delivering electricity, including renewable energy.

3.	Under normal circumstances, the Next Generation Power Infrastructure Fund will invest at least 40% of its assets in foreign securities, which RWC UK considers to be companies organized outside of the United States, whose principal listing exchange is outside the United States, or who derive a significant portion of their revenue or profits outside the United States.

4.	The Next Generation Power Infrastructure Fund will not invest more than 20% of its total assets in securities of companies located in non-developed markets.

5.	The Next Generation Power Infrastructure Fund will not invest more than 12% of its total assets in the securities of any one issuer.

6.	The Next Generation Power Infrastructure Fund will not at any time take legal or management control of any issuer in which it invests.

7.	The Next Generation Power Infrastructure Fund will not invest in unlisted equity investments.

8.	The Next Generation Power Infrastructure Fund will not write uncovered options.

Percentage Limitations

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions. For purposes of a Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does provide allowances for certain borrowings. In addition, the Derivatives Rule permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of the Derivatives Rule.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to a Fund’s policy concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

THE ADVISERS

General.

Global Emerging Equity Fund

RWC Asset Advisors (US) LLC (“RWC US”), a Delaware limited liability company founded in 2012, is an SEC registered investment adviser that serves as the investment adviser to the Global Emerging Equity Fund.  The principal place of business of RWC US is located at 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133. The principal owner of RWC US is RWC (US) LLC, which is owned by RWC Partners Limited (“RWC Partners”). RWC Partners is wholly owned by RWC Midco Limited (“RWC Midco”) and RWC Midco is fully owned by RWC Holdings Limited (“RWC Holdings Ltd”). RWC Holdings Ltd is substantially owned by its staff (former and present, directly or via an employee benefit trust) with LPC Pinetree LLC retaining the remainder of the ownership. LPC Pinetree LLC is wholly owned by Lincoln Peak Capital LLC. As of November 30, 2025, RWC US had approximately $6.2 billion in assets under management.

RWC US makes investment decisions for the Global Emerging Equity Fund and continuously reviews, supervises and administers the Fund’s investment program. The Board oversees RWC US and establishes policies that RWC US must follow in its management activities.

Next Generation Power Infrastructure Fund

RWC Asset Management LLP (“RWC UK" and together with RWC US, the "Advisers"), a limited liability partnership organized under the laws of England and Wales, is an SEC registered investment adviser that serves as the investment adviser to the Next Generation Power Infrastructure Fund.  The principal place of business of RWC UK is located at Verde 4th Floor, 10 Bressenden Place, London SW1E 5DH, United Kingdom. The principal owner of RWC UK is RWC Partners. RWC Partners is wholly owned by RWC Midco and RWC Midco is fully owned by RWC Holdings Ltd. RWC Holdings Ltd is substantially owned by its staff (former and present, directly or via an employee benefit trust) with LPC Pinetree LLC retaining the remainder of the ownership. LPC Pinetree LLC is wholly owned by Lincoln Peak Capital LLC. As of November 30, 2025, RWC UK had approximately $14.8 billion in assets under management.

RWC UK makes investment decisions for the Next Generations Power Infrastructure Fund and continuously reviews, supervises and administers the Fund’s investment program. The Board oversees RWC UK and establishes policies that RWC UK must follow in its management activities.

In rendering investment advisory services to the Next Generations Power Infrastructure Fund, RWC UK utilizes a shared services arrangement among RWC UK, RWC US and RWC Partners Ltd. pursuant to which personnel employed by RWC US and RWC Partners Ltd., including the Next Generations Power Infrastructure Fund’s portfolio managers, provide services to the Next Generations Power Infrastructure Fund as supervised persons of RWC UK (meaning they are subject to the control and supervision of RWC UK, and to RWC UK's compliance policies and procedures and code of ethics, in connection with any services they provide to RWC UK's clients, including the Next Generations Power Infrastructure Fund).

Advisory Agreements. The Trust and the Advisers have entered into investment advisory agreements (the “Advisory Agreements”) with respect to the Funds. Under the Advisory Agreements, the Advisers serve as the investment adviser and make investment decisions for the Funds and continuously review, supervise and administer the investment program of the Funds, subject to the oversight of, and policies established by, the Board.

After the initial two-year term, the continuance of the Advisory Agreements must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the applicable Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the applicable Fund, or, by the applicable Adviser, on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in each Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Advisory Fees Paid to the Advisers. For its services under its respective Advisory Agreement, each Adviser is entitled to a fee, which is calculated daily and paid monthly, at the annual rates set forth below based on the average daily net assets of the applicable Fund.

Fund	Advisory Fee Rate
Global Emerging Equity Fund	0.90%
Next Generation Power Infrastructure Fund	0.75%

Global Emerging Equity Fund

For the fiscal years ended September 30, 2023, 2024 and 2025, the Global Emerging Equity Fund paid RWC US the following advisory fees:

Contractual Advisory Fees			Net Fees (Waived) and/or Recovered by RWC US			Total Fees Paid to RWC US (After Net Waivers and/or Recoveries)[1]
2023	2024	2025	2023	2024	2025	2023	2024	2025
$1,648,766	$1,938,098	$1,994,560	$(90,990)	$24,255	$66,734	$1,557,776	$1,962,353	$2,061,294

Until January 29, 2024, RWC US had contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.25% of the average daily net assets of each of the Global Emerging Equity Fund’s share classes. This agreement was terminated by RWC US effective as of January 29, 2024. Pursuant to the terms of the agreement, RWC US has the ability to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment subject to certain terms and conditions.

Next Generation Power Infrastructure Fund

For the fiscal period from December 1, 2024 to September 30, 2025 and the fiscal period from the date of the Reorganization to November 30, 2024, the Next Generation Power Infrastructure Fund paid the Adviser the following fees:

Contractual Advisory Fees		Net Fees (Waived) and/or Recovered by RWC UK		Total Fees Paid to RWC UK (After Net Waivers and/or Recoveries)
2024[1]	2025[2,3]	2024[1]	20252.3	2024[1]	2025[2,3]
$333,641	$1,241,619	$(7,046)	$(92,442)	$326,595	$1,149,177

[1]	Represents the period from October 1, 2024 to November 30, 2024.
[2]	Represents the period from December 1, 2024 to September 30, 2025.
[3]	Effective March 27, 2025, the Board approved a change in the fiscal year end of the Next Generation Power Infrastructure Fund from November 30 to September 30.

RWC UK has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of each of the Next Generation Power Infrastructure Fund’s share classes until September 30, 2026. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on September 30, 2026. In addition, RWC UK may receive from the Next Generation Power Infrastructure Fund the difference between the Fund's total annual Fund operating expenses (not including excluded expenses) and the Fund's contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For its services to the Predecessor Fund, the Predecessor Adviser was entitled to a fee, which was calculated daily and paid monthly, at an annual rate of 0.75% of the Predecessor Fund’s average daily net assets.

For its services to the Predecessor Fund, the Predecessor Sub-Adviser was entitled to a fee, which was paid on a quarterly basis out of the advisory fee the Predecessor Adviser received from the Predecessor Fund, at an annual rate of 0.575%.

The Predecessor Adviser agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Predecessor Fund’s total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Predecessor Fund invested, and extraordinary expenses, including litigation expenses not incurred in the Predecessor Fund’s ordinary course of business) from exceeding 1.00%, expressed as a percentage of average daily net assets of each share class.

For the fiscal years ended November 30, 2023 and 2024, and the fiscal period from December 1, 2023 until the Reorganization, the Predecessor Fund paid the Predecessor Adviser the following advisory fees:

Contractual Advisory Fees		Net Fees (Waived) and/or Recovered by the Adviser		Total Fees Paid to the Adviser (After Net Waivers and/or Recoveries)
2023	2024[1]	2023	2024[1]	2023	2024[1]
$2,251,068	$1,573,061	$2,100	$0	$2,253,168	$1,573,061

[1]	Represents the period from December 1, 2023 until September 30, 2024.

THE PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and how they are compensated.

Compensation.

Global Emerging Equity Fund

Mr. Malloy serves as portfolio manager of the Global Emerging Equity Fund and is an employee of RWC US (an indirect wholly-owned subsidiary of RWC Partners Limited) and shares in the management fees and, where applicable, the performance fees generated by the funds managed directly by him. Mr. Malloy is responsible for the compensation of his team as well as certain direct costs. He is also aligned through equity participation in RWC Partners Holdings Limited.

Next Generation Power Infrastructure Fund

Mr. Sznajer and Mr. Breidert serve as portfolio managers of the Next Generation Power Infrastructure Fund. Mr. Sznajer is an employee of the RWC Partners Ltd. and Mr. Breidert is an employee of RWC US, an affiliate of RWC UK. Each of RWC UK, RWC US and RWC Partners Ltd. are indirect wholly owned subsidiaries of RWC Partners Holdings Limited. The portfolio managers share in the management fees and, where applicable, the performance fees generated by the funds managed directly by him. Mr. Sznajer and Mr. Breidert are responsible for the compensation of their team as well as certain direct costs. The managers are also aligned through equity participation in RWC Partners Holdings Limited.

Fund Shares Owned by Portfolio Managers. Each Fund is required to show the dollar amount range of the portfolio managers' “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Fund	Dollar Range of Fund Shares Owned[1]
John Malloy	Global Emerging Equity Fund	None
Michel Sznajer	Next Generation Power Infrastructure Fund	$100,001 - $500,000
Matthew Breidert	Next Generation Power Infrastructure Fund	$1- $10,000

[1]	Valuation date is September 30, 2025.

Other Accounts. In addition to the Funds, the portfolio managers are also responsible for the day-to-day management of certain other accounts, as indicated by the following table. The information below is provided as of September 30, 2025.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
John Malloy	0	$0	3	$2,626.2	4(1)	$2,411.1
Michel Sznajer	0	$0	1	$14.6	1	$157.5
Matthew Breidert	0	$0	1	$14.6	1	$157.5

[1]	Includes 1 account with assets under management of $1.3 billion which is subject to a performance-based advisory fee.

Conflicts of Interest. There is a potential conflict of interest inherent in the management of multiple accounts, including accounts with different fee structures, in that the Advisers and/or the portfolio managers may have an incentive to favor one account over another when allocating trades. This conflict of interest is addressed through, among other things, an Allocation Policy that seeks to ensure that allocations are made pro rata based on the assets under management of the relevant portfolios; this is monitored by the compliance module within the order management system. Any exceptions to the Allocation Policy require the prior approval of a member of the applicable Adviser's compliance team.

The portfolio managers may from time to time manage portfolios used in model portfolio arrangements (“Model Portfolios”) offered by various sponsors and/or other non-RWC investment advisers. In connection with these Model Portfolios, the portfolio managers provide investment recommendations in the form of model portfolios to a third party, who is responsible for executing trades for participating client accounts.

Each Adviser maintains procedures designed to deliver portfolios on a fair and equitable basis. Trades for the Advisers' discretionary managed accounts, including the Funds, are worked contemporaneously with the delivery of updated model information. Other managed accounts may achieve a security weighting ahead of or after the weighting achieved in the Funds.

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an amended and restated administration agreement dated November 16, 2018, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of each Fund, subject to certain minimums.

Global Emerging Equity Fund

For the fiscal years ended September 30, 2023, 2024 and 2025, the Global Emerging Equity Fund paid the following amounts for these services:

Administration Fees Paid
2023	2024	2025
$219,838	$258,367	$269,131

Next Generation Power Infrastructure Fund

For the fiscal period from December 1, 2024 until September 30, 2025 and the fiscal period from October 1, 2024 until November 30, 2024, the Next Generation Power Infrastructure Fund paid the Administrator the following fees:

Administration Fees Paid
2024[1]	2025[2,3]
$50,069	$205,070

[1]	Represents the period from October 1, 2024 to November 30, 2024.
[2]	Represents the period from December 1, 2024 to September 30, 2025.
[3]	Effective March 27, 2025, the Board approved a change in the fiscal year end of the Next Generation Power Infrastructure Fund from November 30 to September 30.

For the fiscal years ended November 30, 2022 and 2023, and the fiscal period from December 1, 2023 until the Reorganization, the Predecessor Fund paid the following amounts to US Bancorp Fund Services, LLC for administrative services:

Administration Fees Paid
2022	2023	2024[1]
$234,215	$215,231	$163,997

[1]	Represents the period from December 1, 2023 to September 30, 2024.

THE DISTRIBUTOR

General. The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the “Distribution Agreement”), whereby the Distributor acts as a principal underwriter for the Trust’s shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days’ written notice to the other party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Distribution Plan. The Trust has adopted a Distribution Plan with respect to the Class N Shares of the Global Emerging Equity Fund and A Class Shares of the Next Generation Power Infrastructure Fund (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.  Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”).  The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund.  All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help a Fund grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of Class N Shares of the Global Emerging Equity Fund and Class A Shares of the Next Generation Power Infrastructure Fund as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries.  The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Payments under the Distribution Plan.

Global Emerging Equity Fund

For the fiscal year ended September 30, 2025, the Global Emerging Equity Fund did not pay the Distributor any fees pursuant to the Plan.

Next Generation Power Infrastructure Fund

For the fiscal period from December 1, 2024 until September 30, 2025, the Next Generation Power Infrastructure Fund paid $1,655 in distribution fees pursuant to the Plan. For the fiscal period from October 1, 2024 until November 30, 2024, the Next Generation Power Infrastructure Fund paid $402 in distribution fees pursuant to the Plan.

For the fiscal year ended November 30, 2023, and the fiscal period from December 1, 2023 until the Reorganization, the Predecessor Fund paid Quasar Distributors, LLC the following distribution fees pursuant to a plan of distribution with respect to A Shares of the Predecessor Fund.

2023	2024[1]
$5,089	$1,932

[1]	Represents the period from December 1, 2023 until September 30, 2024.

Shareholder Servicing Plan. The Global Emerging Equity Fund has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of average daily net assets of Class N Shares and Class I Shares of the Global Emerging Equity Fund will be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and/or administrative services or similar non-distribution services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries; (iv) responding to inquiries from shareholders concerning their investment in the Fund; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Fund; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (ix) providing sub-accounting services; (x) processing dividend and capital gain payments from the Fund on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Global Emerging Equity Fund may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.

Payments by the Advisers. The Advisers and/or their affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with a Fund, its service providers or their respective affiliates, as incentives to help market and promote a Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to a Fund, the Distributor or shareholders of a Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about a Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Advisers and/or their affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Advisers and/or their affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit an Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

SS&C Global Investor & Distribution Solutions, Inc., 1055 Broadway, Kansas City, Missouri 64105 (the “Transfer Agent”), serves as the Funds' transfer agent.

THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the “Custodian”), acts as custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP (“PwC”), Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Funds. The financial statements and notes thereto incorporated by reference for the Funds have been audited by PwC, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 2222 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

SECURITIES LENDING

The Funds did not engage in securities lending activities during the fiscal year ended September 30, 2025.

FINANCIAL INDUSTRY RELATIONSHIPS

SEI Investments, along with its subsidiaries and affiliates (including, but not limited to, the Administrator, the Distributor and SIMC) (collectively, “SEI”), provides a range of services to various financial market participants and has a broad network of relationships with financial services companies, including investment funds, asset managers, broker-dealers and other intermediaries, accounting firms, banks and transfer agents. Although SEI’s various business units largely operate independently of one another, their customers and relationships may, and often will, overlap. For example, a particular asset manager might be a sub-adviser to an investment fund that is managed primarily by SIMC, may sponsor a fund that is registered on the Advisors Inner Circle platform, and/or may manage a fund in which SEI Investments is an investor (with its own capital). From time to time, one SEI business unit may introduce or refer a third-party to another SEI business unit for additional potential services. These various relationships may give rise to actual or perceived conflicts of interest. However, understanding the duties and responsibilities that SEI owes its customers under law and under contract, SEI keeps such actual or perceived conflicts of interest front-of-mind on an ongoing basis and, where appropriate, works with the compliance function, as well as internal and external counsel, to identify and mitigate or eliminate such conflicts, including through appropriate disclosure to applicable governing boards.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Advisers, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a fund, at which time certain of the fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser’s adherence to the funds’ investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds’ investments, including, for example, reports on the adviser’s use of derivatives in managing the funds, if any, as well as reports on the funds’ investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds’ financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds’ investment management and business affairs are carried out by or through the funds’ advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are six members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Mr. Alshefski, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustee
John G. Alshefski (Born: 1966)	Chairman of the Board of Trustees[1] (since 2025)	SEI employee from 1992 to present. Senior Vice President and Head of SEI Investment Manager Services for Traditional Asset Managers, SEI Investments Company, Inc., from 2013 to 2025. Head of SEI Offshore Fund Servicing Business Line, SEI Investments Company, Inc., from 1996 to 2013. Fund Accounting Director, SEI Investments Company, from 1992 to 1996.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Symmetry Panoramic Trust.
Independent Trustees
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman), Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited and FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

[1]	Mr. Alshefski may be deemed to be an “interested” person of the Fund as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Alshefski should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company and his knowledge of the financial services industry.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

The Trust has concluded that Ms. Maynard-Elliott should serve as Trustee because of the experience she gained in a variety of leadership roles at a leading industrial company, the experience she has gained as a board member of several prominent companies, and her legal and financial management expertise.

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and (ix) other audit related matters. Mr. Hunt, Mr. Lemke, Ms. Maynard-Elliott, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as Chair of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.
•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for “interested” Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Mr. Hunt, Mr. Lemke, Ms. Maynard-Elliott, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee. Ms. Maynard-Elliott serves as Chair of the Governance Committee. The Governance Committee meets periodically, as necessary, and met two (2) times during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies)[1,2]
Interested Trustee
John G. Alshefski	None	None
Independent Trustees
Jon C. Hunt	None	None
Thomas P. Lemke	None	None
Nichelle Maynard-Elliott	None	None
Jay C. Nadel	None	None
Randall S. Yanker	None	None

[1]	Valuation date is December 31, 2025.
[2]	The Funds the only funds in the family of investment companies.

Board Compensation. The Trust paid the following fees to the Trustees during the fiscal year ended September 30, 2025.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustee
John G. Alshefski	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
Jon C. Hunt	$156,951	N/A	N/A	$156,951 for service on one (1) board,
Thomas P. Lemke	$156,951	N/A	N/A	$156,951 for service on one (1) board,
Nichelle Maynard-Elliott	$156,951	N/A	N/A	$156,951 for service on one (1) board,
Jay C. Nadel	$156,951	N/A	N/A	$156,951 for service on one (1) board,
Randall S. Yanker	$156,951	N/A	N/A	$156,951 for service on one (1) board,

[1]	All funds in the Fund Complex are series of the Trust.

Trust Officers. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years
Michael Beattie (Born: 1965)	President (since 2014)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Eric C. Griffith (Born: 1969)	Vice President (since 2020) Secretary (since 2025)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Catholic Responsible Investments Funds since September 2022. Chief Compliance Officer of SEI Alternative Income Fund since May 2023. Chief Compliance Officer of Symmetry Panoramic Trust since December 2023. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Marci Morgan (Born: 1971)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2025)	Director of Anti-Money Laundering Compliance at SEI Investments since May 2025. Director of Global Due Diligence at SEI Investments from October 2023 to May 2025. Vice President of Regulatory Management at BNY Mellon Investment Servicing (formerly PNC Global Investment Servicing) from December 2001 to January 2006 and from April 2010 to February 2023.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the “NYSE”) is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Advisers, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rules 2a-4 and 2a-5 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value by the applicable Adviser in good faith, and subject to the oversight of the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith by the applicable Adviser, subject to Board oversight.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith by the applicable Adviser, subject to Board oversight.

Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by the Funds generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Funds generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Funds will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the security will be valued at fair value as determined in good faith by the applicable Adviser, subject to Board oversight.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Funds calculate net asset value, the settlement price may not be available at the time at which each Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith by the applicable Adviser, subject to Board oversight.

Use of Third-Party Independent Pricing Services. Pursuant to contracts with the Administrator, prices for most securities held by the Funds with readily available market quotations are provided by third-party independent pricing agents. The valuations for these securities are reviewed by the Administrator. In accordance with the applicable Adviser’s Valuation Procedures, the applicable Adviser may also use third-party independent pricing agents (reviewed and approved by the applicable Adviser) to fair value certain securities without readily available market quotations (or where market quotations are unreliable).

Fair Value Procedures. Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the applicable Adviser and implemented through the applicable Adviser's Valuation Committee. In establishing a fair value for an investment, the applicable Adviser will use valuation methodologies established by the applicable Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents, independent broker dealers and/or the applicable Adviser’s own personnel (including investment personnel).

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time a Fund calculates net asset value. When a security is valued in accordance with the Fair Value Procedures, the applicable Adviser's Valuation Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Fair Valuation of Foreign Securities Based on U.S. Market Movements.  A third party fair valuation vendor provides a fair value for foreign securities held by a Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each foreign security) applied by the fair valuation vendor in the event that there are movements in the U.S. market that exceed a specific threshold that has been established by the applicable Adviser's Valuation Committee. The applicable Adviser's Valuation Committee has also established a “confidence interval” that is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market that is required for a particular security to be fair valued when the threshold is exceeded. In the event that the threshold established by the applicable Adviser's Valuation Committee is exceeded on a specific day, the applicable Adviser values the foreign securities in each Fund's portfolio that exceed the applicable “confidence interval” based upon the fair values provided by the fair valuation vendor. In the event that the applicable Adviser believes that the fair values provided by the fair valuation vendor are not reliable, the applicable Adviser will determine in good faith the fair value of the foreign securities, subject to Board oversight.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and its shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. In particular, it does not address investors subject to special rules, such as investors who hold shares through an individual retirement account ("IRA"), 401(k) or other tax-advantaged account. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company. Each Fund has elected and intends to qualify each year to be treated as a RIC under the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If a Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of each Fund’s taxable year: (A) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that a Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Although the Funds intend to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends to the extent of a Fund's current and accumulated earnings and profits, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). The Funds intend to make sufficient distributions to avoid liability for federal excise tax but can make no assurances that such tax will be completely eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC.

Distributions to Shareholders. The Funds receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Funds' net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals set at 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receives qualified dividend income on the securities it holds and the Funds reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that a Fund receives from an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such underlying fund. The Funds' investment strategies may limit its ability to distribute dividends eligible to be treated as qualified dividend income.

Distributions by the Funds of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in such Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. The Funds do not expect a significant portion of its distributions to qualify for the dividends received deduction for shareholders that are corporations.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j) of the Code. This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j) of the Code. In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

Each Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sales or Redemptions. Sales and redemptions of Fund shares may be taxable transactions for federal and state income tax purposes. Any gain or loss recognized on a sale or redemption of shares of the Funds by a shareholder who holds Fund shares as a capital asset will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

The Funds (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, a Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a Fund will use the average cost basis method as its default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. If your shares are held in a brokerage account, your broker may use a different method and you should contact your broker to determine which method it will use. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Net Investment Income Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including any capital gains realized on the sale of shares of a Fund).

Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds and may require a Fund to sell securities to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so.

Certain derivative investments by a Fund, such as exchange-traded products and over-the-counter derivatives, may not produce qualifying income for purposes of the "Qualifying Income Test" described above, which must be met in order for the Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the "Asset Test" described above. Each Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that it is adequately diversified under the Asset Test. A Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund's determination of the Asset Test with respect to such derivatives. Failure of the Asset Test might also result from a determination by the IRS that financial instruments in which a Fund invests are not securities.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code ("Section 1256 Contracts") as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

The Next Generation Power Infrastructure Fund may invest in U.S. REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

U.S. REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “Section 199A Dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A Dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as Section 199A Dividends as are eligible, but is not required to do so.

Certain Foreign Currency Tax Issues. A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Test described above if such gains are not directly related to a Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Foreign Taxes. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholder’s federal income tax. If a Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Under certain circumstances, if the Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a real estate investment trust that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

Backup Withholding. A Fund will be required in certain cases to withhold at a 24% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien). Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Investors. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Funds or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Funds or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide such Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, an Adviser may place a combined order for two or more accounts it manages, including the applicable Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the applicable Adviser that the advantages of combined orders outweigh the possible disadvantages of combined orders.

Global Emerging Equity Fund

For the fiscal years ended September 30, 2023, 2024 and 2025, the Global Emerging Equity Fund paid the following aggregate brokerage commissions on portfolio transactions:

Aggregate Dollar Amount of Brokerage Commissions Paid
2023	2024	2025
$399,141	$493,775	$745,073

Next Generation Power Infrastructure Fund

For the fiscal period from December 1, 2024 to September 30, 2025 and the fiscal period from October 1, 2024 to November 30, 2024, the Next Generation Power Infrastructure Fund paid the following aggregate brokerage commissions on portfolio transactions:

Aggregate Dollar Amount of Brokerage Commissions Paid
2024[1]	2025[2,3]
$3,837	$154,968

[1]	Represents the period from October 1, 2024 to November 30, 2024.
[2]	Represents the period from December 1, 2024 to September 30, 2025.
[3]	Effective March 27, 2025, the Board approved a change in the fiscal year end of the Next Generation Power Infrastructure Fund from November 30 to September 30.

For the fiscal year ended November 30, 2023, and the fiscal period from December 1, 2023 until the Reorganization, the Predecessor Fund paid the following aggregate brokerage commissions on portfolio transactions:

Aggregate Dollar Amount of Brokerage Commissions Paid
2023	2024[1]
$146,876	$98,143

[1]	Represents the period from December 1, 2023 until September 30, 2024.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Advisers, under certain circumstances, to cause the applicable Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, an Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisers believe that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Advisers in connection with the applicable Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by an Adviser will be in addition to and not in lieu of the services required to be performed by such Advisers under the applicable Advisory Agreement. Any advisory or other fees paid to an Adviser are not reduced as a result of the receipt of research services.

In some cases an Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while an Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, an Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, an Adviser may purchase new issues of securities for clients, including the applicable Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide such Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Global Emerging Equity Fund

For the fiscal year ended September 30, 2025, the Global Emerging Equity Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to RWC US:

Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
$172,878*	$211,653,180

*	Represents	the amount accrued for the fiscal year ended September 30, 2025. Of this, $18,340 was refunded back to the Fund as it was deemed surplus to requirements.

Next Generation Power Infrastructure Fund

For the fiscal year ended September 30, 2025, the Next Generation Power Infrastructure Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to RWC UK.

For the fiscal period from December 1, 2023 until the Reorganization, the Predecessor Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to the Predecessor Adviser.

Brokerage with Fund Affiliates.  The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds or the applicable Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Global Emerging Equity Fund did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

For the fiscal year ended September 30, 2025, the Next Generation Power Infrastructure Fund did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

For the fiscal years ended November 30, 2022 and 2023, and the fiscal period from December 1, 2023 until the Reorganization, the Predecessor Fund of the Next Generation Power Infrastructure Fund did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

Securities of “Regular Broker-Dealers.” The Funds is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that the Funds held during its most recent fiscal year. During the fiscal year ended September 30, 2025, the Funds did not hold any securities of their "regular brokers or dealers."

Portfolio Turnover Rates. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

For the fiscal years ended September 30, 2024 and 2025, the Global Emerging Equity Fund’s portfolio turnover rates were as follows:

Portfolio Turnover Rate
2024	2025
105%	101%

For the fiscal period from December 1, 2024 to September 30, 2025, and the fiscal year ended November 30, 2024, the turnover rates of the Next Generation Power Infrastructure Fund were as follows:

Portfolio Turnover Rate
2024	2025*
47%	46%

*	Reflects the fiscal period from December 1, 2024 to September 30, 2025.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of the Funds' shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the applicable Fund's Adviser, principal underwriter or any affiliated person of the Funds, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized each Adviser’s Chief Compliance Officer (the “Authorized Person”) to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person, either directly or through reports by the Trust’s Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30 and September 30). Each Fund files with the SEC a complete schedule of investments following the first and third fiscal quarters as exhibits to Form N-PORT, and a complete schedule of investments following the second and fourth fiscal quarters on Form N-CSR.

Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are available, free of charge, on the SEC’s website at www.sec.gov. Each Fund's complete schedules of investments are also posted to the Funds' website at www.redwheel.com and distributed to Fund shareholders upon request.

In addition to the quarterly portfolio holdings disclosure required by applicable law, each Fund will post its holdings within 30 days of the end of each calendar quarter, on the internet at https://www.redwheel.com. The Advisers may exclude any portion of the portfolio holdings from such publication when deemed in the best interest of the Funds. The portfolio holdings information placed on the Funds' website generally will remain there until such information is included in a filing on Form N-PORT or Form N-CSR as described above.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to each Fund's Adviser, Administrator, Custodian, Transfer Agent, financial printer, pricing vendors, liquidity analytics vendors, class action reclaim vendors and foreign tax reclaim vendors and other vendors that provide the Advisers with various middle office, back office, client reporting and portfolio analytics services in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Funds' portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Funds' policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose, is in the best interests of a Fund’s shareholders and that to the extent conflicts between the interests of a Fund’s shareholders and those of the applicable Adviser, principal underwriter, or any affiliated person of the Funds exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust’s Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the applicable Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Trust’s policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and their affiliates or recipients of the Funds' portfolio holdings information.

The Advisers may manage other accounts that are not subject to these policies and procedures with investment objectives and strategies that are substantially similar to those of a Fund. Because the portfolio holdings of such accounts may be substantially similar, and in some cases nearly identical, to those of a Fund, an investor in such an account may be able to infer the portfolio holdings of a Fund from the portfolio holdings of the account.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust’s request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisers. The applicable Fund's Adviser will vote such proxies in accordance with its proxy voting policies and procedures.

Each Adviser’s policy and procedures for voting proxies applies to those client accounts for which the Adviser provides discretionary investment management services for and for which authority to vote such proxies has been granted to it via the applicable investment advisory agreement. The policy and procedures are reasonably designed to ensure that proxies are voted in the best interests of those client accounts, as determined by the Advisers in good faith after appropriate review.

The decision to vote proxies resides with the relevant investment management team within the applicable Fund's Adviser. These teams will utilize their knowledge of the issuer company, including meetings with management, in reaching a voting decision that will be in the best interests of the client. The investment management teams also have recourse to ISS, an independent advisory firm, who may provide research and voting recommendations. Each Adviser is not, however, obligated in any way to follow such recommendation if it does not feel it would be in the clients’ best interests. In addition to research, each Adviser may utilize ISS for vote execution, reporting and record keeping.

Active ownership is fundamental to the sustainable proposition delivered to investors. Each Adviser believes that shareholders can strongly contribute to the dialogue with a company through proxy voting. The applicable Fund Adviser will vote on each resolution in the best interests of clients and will make voting decisions to maximize long term returns of investee companies.

Inherent in its obligations under this policy, the Adviser will seek to identify and effectively manage any actual or potential conflicts of interest that may arise by virtue of its authority to vote proxies on behalf of its clients. The Adviser maintains a register of conflicts and has procedures in place to ensure their effective management. In the management of conflicts, the Adviser has a range of actions at its disposal, including, but not limited to, the removal of a conflicted individual from participating in or having an influence on the evaluation of a proxy vote or following the voting recommendation of an independent third party advisory firm such as ISS. Appropriate records are retained to evidence the rationale behind all voting decisions.

As an investment advisor investing in markets globally, the Adviser may find that, due to local market customs, its ability to vote proxies in certain jurisdictions could either be restricted or entails significant costs. As such, voting in such jurisdictions is done on a best endeavors basis after due consideration of the various contributing factors by the investment management team.

The Trust is required to disclose annually each Fund’s complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 1-855-RWC-FUND; (ii) by visiting www.redwheel.com; (iii) by sending an email to the Funds at investorsupport@redwheel.com; and (iv) on the SEC’s website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, each Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“Access Persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Funds, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

As of January 6, 2026, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers. Persons beneficially owning more than 25% of a Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act. Shareholders controlling a Fund may have a significant impact on any shareholder vote of the Fund.

GLOBAL EMERGING EQUITY FUND
Name and Address	Class of Shares	% of Class
WHEELER & CO 3 C/O NIXON PEABODY LLP 53 STATE STREET BOSTON MA 02109-2820	INSTITUTIONAL	29.72%
CAPINCO C/O US BANK NA 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	INSTITUTIONAL	29.44%
MAC & CO A/C 118417 MUTUAL FUND OPERATIONS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	INSTITUTIONAL	16.17%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	INSTITUTIONAL	11.50%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	CLASS I	63.91%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	CLASS I	8.94%
PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303-2052	CLASS I	5.98%

NEXT GENERATION POWER INFRASTRUCTURE FUND
Name and Address	Class of Shares	% of Class
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	CLASS A	52.06%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	CLASS A	16.45%
RAYMOND JAMES & ASSOC INC FBO RJ 895JD734 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	CLASS A	6.02%
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF 1 NEW YORK PLZ FL SC1 FL 12 NEW YORK NY 10004-1932	CLASS A	5.72%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	INSTITUTIONAL	44.01%
SEI PRIVATE TRUST COMPANY ATTN MUTUAL FUNDS ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	INSTITUTIONAL	10.34%

APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.

P-2 Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.

P-3 Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

For variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

* Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are forward looking opinions on the relative ability of an entity or obligation to meet financial commitments. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used as indications of the likelihood of repayment in accordance with the terms of the issuance.

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative grade categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its webpage.

Fitch’s credit ratings do not directly address any risk other than credit risk.  Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an index).

Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material default risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial default risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of default risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of default risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

PROSPECTUS

January 28, 2026

The Advisors’ Inner Circle Fund III

SouthernSun Small Cap Fund

Class N Shares: SSSFX

Class I Shares: SSSIX

SouthernSun U.S. Equity Fund

Class N Shares: SSEFX

Class I Shares: SSEIX

INVESTMENT ADVISER:

SOUTHERNSUN ASSET MANAGEMENT, LLC

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

SouthernSun Small Cap Fund

Investment Objective

The SouthernSun Small Cap Fund (the “Small Cap Fund” or the “Fund”) seeks to provide long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.34%	0.34%
Shareholder Servicing Fees	0.10%	0.10%
Other Operating Expenses	0.24%	0.24%
Total Annual Fund Operating Expenses[1]	1.34%	1.09%

[1]

SouthernSun Asset Management, LLC (“SouthernSun” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.25% of the Fund’s average daily net assets until January 31, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

1

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$136	$425	$734	$1,613
Class I Shares	$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase in small-capitalization securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks of small-capitalization U.S. companies that the Adviser selects using a research-driven, value-oriented investment strategy. The Fund defines small-capitalization securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2000 Index during the most recent 12-month period (based on month-end data). This capitalization range will change over time. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of November 30, 2025, the range of the Russell 2000 Index was $2.46 million to $32.5 billion. The Fund also may invest in companies that are incorporated, domiciled, or have a majority of their revenue derived from outside the U.S. and whose

2

equity securities trade on U.S. exchanges. The Fund does not trade in equity securities via non-U.S. exchanges.

The Fund typically invests in 20-30 companies that the Adviser believes are niche dominant and attractively valued with financial flexibility and uniquely fitted management teams. When selecting companies for investment, the Adviser seeks opportunities that it believes have the following characteristics:

●

Financial Flexibility: The Adviser seeks companies that have strong balance sheets, while generating discretionary cash flow and organic revenue growth (revenue growth not obtained through mergers or acquisitions).

●

Management Adaptability: The Adviser seeks management teams with measurable, transparent goals that are held accountable for performance. As long-term owners of businesses, the Adviser is looking for like-minded management teams that know how to adapt and innovate.

●	Niche Dominance: The Adviser seeks companies that it believes possess meaningful competitive advantages over peers with attractive opportunities in their target markets.

Under normal market conditions, the majority of the Fund’s assets will be allocated to equity securities. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. Under normal market conditions, the Fund’s holdings in cash and cash equivalents will not exceed 20% of the Fund’s net assets. The Fund’s cash level at any point typically relates to the Adviser’s individual security selection process, and therefore may vary, depending on the Adviser’s desired security weightings or other factors. The Fund may also allocate a greater percentage of its portfolio to investments in a particular sector, such as the industrials sector.

The Fund generally seeks to buy and hold stocks for the long-term, and sells holdings that the Adviser believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that the Adviser believes may contribute to underperformance. The Fund generally seeks to hold positions in companies as they increase in market capitalization, potentially beyond the small-capitalization range, as long as the Adviser considers the company to remain an attractive investment with capital appreciation potential. Because of this, the Fund may from time to time hold less than 80% of its net assets in equity securities of small-capitalization companies due to subsequent market action.

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The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, governmental defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Value Style Risk — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Non-Diversified Fund Risk — The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller

4

number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Industrials Sector Risk — A fund with substantial holdings in the industrials sector may be subject to greater risks than a portfolio without such a focus. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Small-Capitalization Companies Risk — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Foreign Company Risk — The Fund may invest in foreign companies traded on U.S. exchanges. Accordingly, changes in foreign economies and political climates are more likely to affect the Fund than a fund that

5

invests exclusively in U.S. companies. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class N Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance and other more narrowly based indices with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.southernsunam.com or by calling 866-392-2626.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) (the “Small Cap Reorganization”). After being approved by shareholders of the Small Cap Predecessor Fund, the Small Cap Reorganization occurred on February 16, 2021. As a result of the Small Cap Reorganization, Class N Shares and Class I Shares of the Fund assumed the performance and accounting history of Class N Shares and Class I Shares of the Small Cap Predecessor Fund, respectively, prior to the date of the Small Cap Reorganization. Accordingly, performance figures for Class N Shares and Class I Shares of the Fund for periods prior to the date of the Small Cap Reorganization represent the performance of Class N Shares and Class I Shares of the Small Cap Predecessor Fund, respectively. The Small Cap Predecessor Fund’s performance figures have not been adjusted to reflect the Fund’s expenses. If the Small Cap Predecessor Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Small Cap Predecessor Fund for that period.

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Annual Total Returns

Best Quarter	Worst Quarter
29.58%	(34.80)%
12/31/2020	3/31/2020

Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and other more narrowly based indices with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Class N Shares. After-tax returns for Class I Shares will vary.

7

	1 Year	5 Years	10 Years
Return Before Taxes
Class N Shares	4.72%	7.99%	9.19%
Class I Shares	4.99%	8.25%	9.46%
Return After Taxes on Distributions
Class N Shares	3.54%	5.49%	7.66%
Return After Taxes on Distributions and Sale of Fund Shares
Class N Shares	3.66%	6.07%	7.34%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	12.81%	6.09%	9.62%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	12.59%	8.88%	9.27%

Investment Adviser

SouthernSun Asset Management, LLC serves as investment adviser to the Fund.

Portfolio Manager

Phillip W. Cook, Chief Investment Officer and Portfolio Manager, has managed the Fund since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 17 of the prospectus.

8

SouthernSun U.S. Equity Fund

Investment Objective

The SouthernSun U.S. Equity Fund (the “U.S. Equity Fund” or the “Fund”) seeks to provide long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.42%	0.46%
Shareholder Servicing Fees	0.03%	0.07%
Other Operating Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.42%	1.21%
Less Fee Reductions and/or Expense Reimbursements[1]	(0.08)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.34%	1.09%

[1]

SouthernSun Asset Management, LLC (“SouthernSun” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.09% of the Fund’s average daily net assets until January 31, 2027 the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

9

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$136	$441	$769	$1,695
Class I Shares	$111	$372	$653	$1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (common stocks) of U.S. companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers a company to be a U.S. company if (i) it is organized inside the U.S. or maintains a principal place of business inside the U.S.; or (ii) its securities are traded principally inside the U.S.; or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed inside the U.S. or it has at least 50% of its assets inside the U.S. The Adviser seeks to achieve the Fund’s investment objective by

10

investing primarily in common stocks of small to middle capitalization U.S. companies that the Adviser selects using a research-driven, value-oriented investment strategy. The Fund defines the investable universe of small to middle capitalization securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2500 Index during the most recent 12 month period (based on month-end data). This capitalization range will change over time. While the market capitalization range of the Russell 2500 Index changes throughout the year, as of November 30, 2025, the range of the Russell 2500 Index was $2.46 million to $50.1 billion.

The Fund typically invests in 20-30 companies that the Adviser believes are niche dominant and attractively valued with financial flexibility and uniquely fitted management teams. When selecting companies for investment, the Adviser seeks opportunities that it believes have the following characteristics:

●

Financial Flexibility: The Adviser seeks companies that have strong balance sheets while generating discretionary cash flow and organic revenue growth (revenue growth not obtained through mergers or acquisitions).

●

Management Adaptability: The Adviser seeks management teams with measurable, transparent goals that are held accountable for performance. As long-term owners of businesses, the Adviser is looking for like-minded management teams that know how to adapt and innovate.

●	Niche Dominance: The Adviser seeks companies that it believes possess meaningful competitive advantages over peers with attractive opportunities in their target markets.

Under normal market conditions, the majority of the Fund’s assets will be allocated to equity securities. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. Under normal market conditions, the Fund’s holdings in cash and cash equivalents will not exceed 20% of the Fund’s net assets. The Fund’s cash level at any point typically relates to the Adviser’s individual security selection process, and therefore may vary, depending on the Adviser’s desired security weightings or other factors. The Fund may also allocate a greater percentage of its portfolio to investments in a particular sector, such as the industrials sector.

The Fund generally seeks to buy and hold stocks for the long-term, and sells holdings that the Adviser believes have exceeded their intrinsic market value, become too large a position, experienced a change in

11

fundamentals or are subject to other factors that the Adviser believes may contribute to underperformance.

The Fund generally seeks to hold positions in companies as they increase in market capitalization, potentially beyond the small to mid-capitalization range, as long as the Adviser considers the company to remain an attractive investment with capital appreciation potential.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Value Style Risk — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment

12

of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Non-Diversified Fund Risk — The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Industrials Sector Risk — A fund with substantial holdings in the industrials sector may be subject to greater risks than a portfolio without such a focus. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Small- and Mid-Capitalization Companies Risk — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

13

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class N Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance and other more narrowly based indices with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.southernsunam.com or by calling 866-392-2626.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) (the “U.S. Equity Reorganization”). After being approved by shareholders of the U.S. Equity Predecessor Fund, the U.S. Equity Reorganization occurred on February 16, 2021. As a result of the U.S. Equity Reorganization, Class N Shares and Class I Shares of the Fund assumed the performance and accounting history of Class N Shares and Class I Shares of the U.S. Equity Predecessor Fund, respectively. Accordingly, performance figures for Class N Shares and Class I Shares of the Fund for periods prior to the date of the U.S. Equity Reorganization represent the performance of Class N Shares and Class I Shares of the U.S. Equity Predecessor Fund, respectively. The U.S. Equity Predecessor Fund’s performance figures have not been adjusted to reflect the Fund’s expenses. If the U.S. Equity Predecessor Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the U.S. Equity Predecessor Fund for that period.

14

Annual Total Returns

Best Quarter	Worst Quarter
30.00%	(37.03)%
6/30/2020	3/31/2020

Average Annual Total Returns for Periods Ended December 31, 2025

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and other more narrowly based indices with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Class N Shares. After-tax returns for Class I Shares will vary.

15

	1 Year	5 Years	10 Years
Return Before Taxes
Class N Shares	3.90%	8.76%	8.32%
Class I Shares	4.06%	9.01%	8.58%
Return After Taxes on Distributions
Class N Shares	2.25%	5.79%	6.62%
Return After Taxes on Distributions and Sale of Fund Shares
Class N Shares	3.52%	6.59%	6.54%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	10.40%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)	12.73%	10.02%	9.72%

Investment Adviser

SouthernSun Asset Management, LLC serves as investment adviser to the Fund.

Portfolio Manager

Phillip W. Cook, Chief Investment Officer and Portfolio Manager, has managed the Fund since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 17 of the prospectus.

16

Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

You may generally purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business.

To purchase shares of a Fund for the first time, you must invest at least $2,000 for Class N Shares ($1,000 for IRAs) and $100,000 for Class I Shares ($25,000 for IRAs). Subsequent investments must be at least $100 for Class N Shares and Class I Shares.

The Funds may accept investments of smaller amounts in their sole discretion. If you received shares of a Fund as a result of its reorganization, you will not be subject to the Fund’s minimum investment requirements.

If you own your shares directly, you may redeem your shares by contacting the Funds directly by mail at: SouthernSun Funds P.O. Box 588, Portland, ME 04112 (Express Mail Address: SouthernSun Funds, c/o Atlantic Shareholder Services, 190 Middle Street, Suite 101, Portland, ME 04101) or calling the Funds at 833-658-4739.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Funds.

Tax Information

Each Fund intends to make distributions that may be taxed as qualified dividend income, ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRAs, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

17

More Information About the Funds’ Investment Objectives and Strategies

The investment objective of the Small Cap Fund is to seek to provide long-term capital appreciation. The investment objective of the U.S. Equity Fund is to seek to provide long-term capital appreciation. The investment objective of each Fund is not a fundamental policy and may be changed by the Board without shareholder approval.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. A Fund will only do so if the Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

This prospectus describes the Funds’ principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (the “SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

More Information About Risk

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.

18

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. Each Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers.

Market Risk (Small Cap Fund and U.S. Equity Fund) — The market price of securities and other investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Management Risk (Small Cap Fund and U.S. Equity Fund) — The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of a Fund’s investments may prove to be incorrect. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market

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in general is rising. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The Funds’ investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, a Fund may not perform as anticipated.

Value Style Risk (Small Cap Fund and U.S. Equity Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, a Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Non-Diversified Fund Risk (Small Cap Fund and U.S. Equity Fund) — The Funds are classified as “non-diversified,” which means a Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Sector Emphasis Risk (Small Cap Fund and U.S. Equity Fund) — The securities of companies in the same business sector, if comprising a significant portion of a Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Industrials Sector Risk (Small Cap Fund and U.S. Equity Fund) — A Fund with substantial holdings in the industrials sector may be subject to greater risks than a portfolio without such a focus. The industrials sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource

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and employment services, research and consulting services. It also includes companies that provide transportation services. A Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Small-Capitalization Companies Risk (Small Cap Fund and U.S. Equity Fund) — The risk that small-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. Small-capitalization stocks may be traded over-the-counter or listed on an exchange.

Mid-Capitalization Companies Risk (U.S. Equity Fund) — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

Liquidity Risk (Small Cap Fund and U.S. Equity Fund) — Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Foreign Company Risk (Small Cap Fund) — The Fund may invest in foreign companies traded on U.S. exchanges. Accordingly, changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

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The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Information about Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI. In addition to the quarterly portfolio holdings disclosure required by applicable law, each Fund will disclose its portfolio holdings as of the last day of each fiscal quarter or semi-annual period on or about 45 calendar days following the end of such period on the internet at www.southernsunam.com. In addition, each Fund (i) may disclose the top 10 portfolio holdings at any time following the disclosure of portfolio holdings, and (ii) may disclose statistical information regarding such Fund’s portfolio allocation characteristics on or about 10 business days after each quarter-end, in each case by posting the information on the internet at www.southernsunam.com. The Adviser may exclude any portion of a Fund’s portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Funds’ website generally will remain there until such information is included in a filing with the SEC.

Investment Adviser

SouthernSun Asset Management, LLC (the “Adviser”), a limited liability company organized under the laws of Delaware and founded in 1989, serves as the investment adviser to the Funds. The Adviser is located at 240 Madison Avenue, Suite 800 Memphis, TN 38103. The Adviser is wholly owned by its employees, directly or indirectly. As of November

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30, 2025, the Adviser had approximately $768 million in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board oversees the Adviser and establishes policies that the Adviser must follow in its management activities with respect to the Funds.

For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of the Funds:

Fund	Advisory Fee
Small Cap Fund	0.75%
U.S. Equity Fund	0.75%

For each Fund, the Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses, and solely with respect to the Small Cap Fund, shareholder servicing fees and acquired fund fees and expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until January 31, 2027 (each, a “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

Fund	Contractual Expense Limit
Small Cap Fund	1.25%
U.S. Equity Fund	1.09%

In addition, the Adviser may receive from each Fund the difference between the total annual fund operating expenses (not including excluded expenses) and a Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

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For the fiscal year ended September 30, 2025, the Adviser received advisory fees (after fee reductions) as a percentage of the average daily net assets of each Fund as follows:

Fund	Advisory Fees Paid
Small Cap Fund	0.75%
U.S. Equity Fund	0.63%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement is available in the Funds’ reports filed on Form N-CSR for the fiscal year ended September 30, 2025.

Portfolio Manager

Phillip W. Cook, Chief Investment Officer and Portfolio Manager, joined the Adviser in 2006. He is responsible for all aspects of research and analysis, portfolio construction and risk management for both of the firm’s investment strategies. In addition, he is Managing Partner of the firm’s Management Team. Prior to joining the Adviser, Mr. Cook served as Analyst to the Chairman and CEO of Trivest Partners, a Miami-based private equity firm focused on middle-market LBOs. He received his B.S. in International Business, summa cum laude, from Auburn University. He also serves on the Board of Su Casa Family Ministries.

While Mr. Cook is the portfolio manager for the Funds, he is supported by the Adviser’s investment team, which includes Michael S. Cross, Treadwell B. Thompson and Christopher M. Pruett. The investment team provides all analysis and company-specific research for current and future portfolio holdings in the Funds. Members of the team also provide input regarding portfolio management and construction; however, ultimate authority for all material investment decisions is maintained by the portfolio manager.

Michael S. Cross, Principal, joined the Adviser in 2008. His responsibilities include the research and analysis of investment opportunities, monitoring of existing portfolio companies, and he provides input on portfolio management and construction. Prior to joining the Adviser, Mr. Cross was an officer of Cummins, Inc. and responsible for leading one of Cummins’ business units. He has global experience in Sales, Marketing, Finance, Accounting, Logistics, Operations and General Management. Mr. Cross received his B.S. from Vanderbilt University and an M.B.A. from Vanderbilt’s Owen School with concentrations in Finance, Accounting and Management Information Systems. He has also passed the CPA exam.

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Treadwell B. Thompson, Principal, joined the Adviser in 2014. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies, and he provides input on portfolio management and construction. Prior to joining the Adviser, Mr. Thompson was an analyst at Mercer Capital, where he determined valuations for businesses in a wide variety of industries and conducted related industry research. Mr. Thompson graduated from Vanderbilt University with a B.A. in History and subsequently received his M.S. in Accounting from Rhodes College. Mr. Thompson is also a licensed CPA.

Christopher M. Pruett, Senior Analyst, joined SouthernSun in 2016. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies, and he provides input on portfolio management and construction. Mr. Pruett graduated from Auburn University with a B.S. in Biomedical Sciences and subsequently received his M.B.A. from the University of Memphis. He is a Chartered Financial Analyst (CFA) charterholder.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of Fund shares.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) shares of the Funds.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see “Taxes.”

How to Choose a Share Class

Each Fund offers two classes of shares, Class N Shares and Class I Shares, to both individual and institutional investors. Each share class has its own investment minimums and cost structure, as summarized below. Contact your financial intermediary or the Funds for more information about the Funds’ share classes and how to choose between them.

Fund Name	Class Name	Investment Minimums	Fees
Small Cap Fund	Class N Shares	Initial: $2,000 ($1,000 for IRAs) Subsequent: $100	0.25% Rule 12b-1 Fee, Shareholder Servicing Fee of up to 0.15%

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Fund Name	Class Name	Investment Minimums	Fees
	Class I Shares	Initial: $100,000 ($25,000 for IRAs) Subsequent: $100	No Rule 12b-1 Fee, Shareholder Servicing Fee of up to 0.15%
U.S. Equity Fund	Class N Shares	Initial: $2,000 ($1,000 for IRAs) Subsequent: $100	0.25% Rule 12b-1 Fee, Shareholder Servicing Fee of up to 0.15%
	Class I Shares	Initial: $100,000 ($25,000 for IRAs) Subsequent: $100	No Rule 12b-1 Fee, Shareholder Servicing Fee of up to 0.15%

Class N Shares and Class I Shares are offered to investors who purchase shares directly from the Funds or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Funds reserve the right to accept investments of smaller amounts in their sole discretion.

How to Purchase Fund Shares

General Information — The Funds do not issue share certificates. You will receive quarterly account statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your account statement. During unusual market conditions, the Funds may temporarily suspend or discontinue any service or privilege.

To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call 866-392-2626.

If you purchase shares directly from the Funds, you will receive a confirmation of each transaction and quarterly statements detailing Fund balances and all transactions completed during the prior quarter. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement. You

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should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

All investments must be made by check, wire or Automated Clearing House (“ACH”). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds’ policy on short-term trading, see “Excessive Trading Policies and Procedures.”

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

By Mail

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number and the Fund name. Make your check payable to the applicable Fund.

Regular Mail Address

SouthernSun Funds
P.O. Box 588
Portland, ME 04112

Express Mail Address

SouthernSun Funds
c/o Atlantic Shareholder Services
190 Middle Street, Suite 101,
Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Funds’ transfer agent

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receives and accepts the order in good order at its office, not at the P.O. Box provided for regular mail delivery.

By Wire

To open an account by wire, call 866-392-2626 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number). The share price used to fill the purchase order is the next price calculated by the Funds after the Funds’ transfer agent receives and accepts the wire in good order.

Wiring Instructions

UMB Bank NA
Kansas City, MO
ABA # 101000695
For Credit To:
Atlantic Shareholder Services, LLC FBO The Advisors’ Inner Circle Fund III
Acct # 9872572734

Ref: Fund name/account number/account name

Purchases In-Kind

Subject to the approval of the Funds, an investor may purchase shares of each Fund with liquid securities and other assets that are eligible for purchase by a Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the valuation procedures used by the Funds. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for a Fund. Assets purchased by a Fund in such transactions will be valued in accordance with the valuation procedures used by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

Minimum Purchases

To purchase Class N Shares of each Fund for the first time, you must invest at least $2,000 ($1,000 for IRAs). To purchase Class I Shares of each Fund for the first time, you must invest at least $100,000 ($25,000 for IRAs). Subsequent investments must be made in amounts of at least $100. The Funds may accept investments of smaller amounts in their sole discretion.

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By Systematic Investment Plan (via ACH)

You may not open an account via ACH. However, once you have established a direct account with the Funds, you can set up an automatic investment plan via ACH by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $100. To cancel or change a plan, contact the Funds by mail at: SouthernSun Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: SouthernSun Funds, c/o Atlantic Shareholder Services, 190 Middle Street, Suite 101, Portland, ME 04101). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

Cancelled or Failed Payments

The Funds accept checks and ACH transfers at full value subject to collection. If the Funds do not receive your payment for shares or you pay with a check or ACH payment that does not clear, your purchase will be canceled within two business days of notification from your bank that the funds did not clear. You will be responsible for any actual losses and expenses incurred by the Funds or the transfer agent. The Funds and their agents have the right to reject or cancel any purchase or redemption request due to non-payment.

Fund Codes

The Funds’ reference information, which is listed below, will be helpful to you when you contact a Fund to purchase shares, check daily NAV, or obtain additional information.

Fund Name	Share Class	Ticker Symbol	CUSIP	Fund Code
Small Cap Fund	Class N	SSSFX	00774Q163	248-802
	Class I	SSSIX	00774Q155	248-801
U.S. Equity Fund	Class N	SSEFX	00774Q189	248-804
	Class I	SSEIX	00774Q171	248-803

General Information

You may generally purchase shares on any day that the NYSE is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

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A Fund’s price per share will be the next determined NAV per share after the Fund or an authorized institution (as defined below) receives and accepts your purchase order in good order. “Good order” means that the Fund was provided with a complete and signed account application, including the investor’s social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds. Purchase orders that are not in good order cannot be accepted and processed even if money to purchase shares has been submitted by wire, check or ACH.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, a Fund or an authorized institution must receive and accept your purchase order in good order before the close of normal trading on the NYSE. If your purchase order is not received and accepted in good order before the close of normal trading on the NYSE, you will receive the NAV calculated on the subsequent Business Day on which your order is received and accepted in good order. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund’s assets may change on days when you are unable to purchase or redeem shares.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of a Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from a Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an

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authorized institution, orders transmitted by the financial intermediary and received by a Fund after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at a Fund’s next computed NAV after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with a Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

How the Funds Calculate NAV

The NAV of a class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of shares outstanding of the class.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, securities are valued at fair value. The Board has designated the Adviser as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. The Adviser has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Adviser makes fair value determinations. The Adviser’s determination of a

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security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Adviser may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which a Fund prices its shares, the value the Adviser assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Adviser may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which the Adviser would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by the Adviser, subject to Board oversight.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 866-392-2626.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

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If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing.

To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

●	written requests to redeem $100,000 or more;

●	changes to a shareholder’s record name or account registration;

●	paying redemption proceeds from an account for which the address has changed within the last 30 days;

●	sending redemption and distribution proceeds to any person, address or financial institution account not on record;

●	sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

●	adding or changing ACH or wire instructions, the telephone redemption option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the “Program”), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 866-392-2626 for more information.

The sale price of each share will be the next determined NAV after a Fund (or an authorized institution) receives and accepts your request in good order.

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By Mail

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

●	The Fund name;

●	The share class;

●	The account number;

●	The dollar amount or number of shares you wish to redeem;

●	The account name(s); and

●	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

Regular Mail Address

SouthernSun Funds
P.O. Box 588
Portland, ME 04112

Express Mail Address

SouthernSun Funds
c/o Atlantic Shareholder Services
190 Middle Street, Suite 101
Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds’ transfer agent receives and accepts the order in good order at the P.O. Box provided for regular mail delivery.

By Telephone

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call 866-392-2626 to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you, or send them to your bank via wire or ACH.

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By Systematic Withdrawal Plan (via ACH)

If you have a direct account with the Funds, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). The minimum balance requirements may be modified by a Fund in its sole discretion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

Receiving Your Money

Normally, a Fund will send your sale proceeds within one Business Day after it receives your redemption request. A Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with a Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

A Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, a Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). If your shares were redeemed in-kind, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Involuntary Redemptions of Your Shares

If your account balance drops below $500 for Class N Shares of a Fund, or $25,000 for Class I shares of a Fund, you may be required to sell your shares. Involuntary redemptions will be effected only if they are deemed

35

to be in the best interests of a Fund and its shareholders. The Funds generally will provide you at least 60 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares. The Funds reserve the right to waive the minimum account value requirement in their sole discretion.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

Share Class Conversions

At no charge, you or your financial intermediary may convert one class of shares of the Funds directly to another class of shares of the Funds, subject to the eligibility requirements and the fees and expenses of the share class of the Fund you convert into. A conversion between share classes of the Funds is not a taxable event.

You may only convert shares between accounts with identical registrations (i.e., the same names and addresses). If you purchase shares through a financial intermediary, you may only convert into a share class which your financial intermediary sells or services. Your financial intermediary can tell you which share classes are available through the intermediary.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

Payments to Financial Intermediaries

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds,

36

their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see “Payments to Financial Intermediaries” in the SAI.

Distribution Plan

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Class N Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Class N Shares of a Fund is 0.25%.

Shareholder Servicing Plan

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Class N Shares and Class I Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with “shelf space,” placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are

37

sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund’s long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because certain of the Funds may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential

38

to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. Although the Adviser has procedures designed to determine the fair value of foreign securities for purposes of calculating the Funds’ NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the Funds may invest in small-cap securities, which often trade in lower volumes and may be less liquid, the Funds may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds’ shares may have a greater impact on the market prices of these types of securities.

The Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

●

Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund over any rolling two (2) month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a “round trip” as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

●

Each Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is

39

consistent with the interests of the Funds’ long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into “information sharing agreements” with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Funds’ shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

40

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, a Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Subject to the Funds’ right to reject purchases as described in this prospectus, upon receipt of your application in good order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the

41

financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder’s financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 866-392-2626.

Dividends and Distributions

Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

42

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify a Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below is a summary of certain important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

Each Fund has elected and intends to qualify each year for treatment as a RIC under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions reported by the Funds as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). A Fund’s investment strategies may limit its ability to make distributions eligible for treatment as qualified dividend income. Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

43

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should generally be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. Assuming a shareholder holds Fund shares as a capital asset, the gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale of shares of a Fund).

The Funds (or their administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Funds will use the first-in, first-out method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis,

44

holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

More information about taxes is in the SAI.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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Financial Highlights

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

The information provided below has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm of each Fund and each Fund’s Predecessor Fund. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the Funds’ Form N-CSR filing for the fiscal year ended September 30, 2025, and are available upon request by calling the Funds at 866-392-2626.

The financial information shown prior to February 16, 2021 is that of the Predecessor Small Cap Fund and Predecessor U.S. Equity Fund.

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Small Cap Fund

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Year

	For the fiscal year ended September 30,
Class N	2025	2024	2023	2022	2021^
Net Asset Value, Beginning of Year	$29.99	$27.70	$26.60	$31.13	$21.28
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.11)	(0.09)	(0.10)	(0.13)	0.01
Net Realized and Unrealized Gain (Loss)	(0.37)	6.06	3.73	(0.96)	9.90
Total from Investment Operations	(0.48)	5.97	3.63	(1.09)	9.91
Dividends and Distributions:
Net Investment Income	—	—	—	(0.01)	—
Net Realized Gains	(3.38)	(3.68)	(2.53)	(3.43)	(0.06)
Total Dividends and Distributions	(3.38)	(3.68)	(2.53)	(3.44)	(0.06)
Net Asset Value, End of Year	$26.13	$29.99	$27.70	$26.60	$31.13
Total Return†	(0.89)%	23.65%	13.88%	(4.31)%	46.63%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$28,393	$35,108	$36,078	$34,619	$41,132
Ratio of Net Expenses to Average Net Assets	1.34%	1.31%	1.33%	1.30%	1.25%
Ratio of Gross Expenses to Average Net Assets	1.34%	1.31%	1.33%	1.31%	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.43)%	(0.32)%	(0.33)%	(0.43)%	0.05%
Portfolio Turnover Rate‡	30%	17%	40%	37%	45%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized.

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Small Cap Fund

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Year

	For the fiscal year ended September 30,
Class I	2025	2024	2023	2022	2021^
Net Asset Value, Beginning of Year	$31.15	$28.57	$27.31	$31.85	$21.73
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.05)	(0.02)	(0.02)	(0.05)	0.10
Net Realized and Unrealized Gain (Loss)	(0.37)	6.28	3.81	(0.98)	10.10
Total from Investment Operations	(0.42)	6.26	3.79	(1.03)	10.20
Dividends and Distributions:
Net Investment Income	—	—	—	(0.08)	(0.02)
Net Realized Gains	(3.38)	(3.68)	(2.53)	(3.43)	(0.06)
Total Dividends and Distributions	(3.38)	(3.68)	(2.53)	(3.51)	(0.08)
Net Asset Value, End of Year	$27.35	$31.15	$28.57	$27.31	$31.85
Total Return†	(0.65)%	23.98%	14.13%	(4.04)%	47.00%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$248,317	$291,901	$290,917	$253,638	$255,677
Ratio of Net Expenses to Average Net Assets	1.09%	1.06%	1.08%	1.05%	1.00%
Ratio of Gross Expenses to Average Net Assets	1.09%	1.06%	1.08%	1.06%	1.04%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19)%	(0.06)%	(0.08)%	(0.18)%	0.31%
Portfolio Turnover Rate‡	30%	17%	40%	37%	45%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized.

48

U.S. Equity Fund

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Year

	For the fiscal year ended September 30,
Class N	2025	2024	2023	2022	2021^
Net Asset Value, Beginning of Year	$15.43	$14.16	$14.37	$17.18	$11.98
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.05)	(0.02)	0.02	0.01	0.09
Net Realized and Unrealized Gain (Loss)	0.04	2.93	2.26	(0.56)	5.17
Total from Investment Operations	(0.01)	2.91	2.28	(0.55)	5.26
Dividends and Distributions:
Net Investment Income	—	(0.02)	(0.04)	(0.08)	(0.06)
Net Realized Gains	(1.55)	(1.62)	(2.45)	(2.18)	—
Total Dividends and Distributions	(1.55)	(1.64)	(2.49)	(2.26)	(0.06)
Net Asset Value, End of Year	$13.87	$15.43	$14.16	$14.37	$17.18
Total Return†	0.67%	22.33%	17.46%	(4.15)%	43.95%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$2,911	$3,469	$3,541	$3,528	$4,991
Ratio of Net Expenses to Average Net Assets	1.34%	1.34%	1.34%	1.34%	1.33%
Ratio of Gross Expenses to Average Net Assets(1)	1.42%	1.41%	1.40%	1.50%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.39)%	(0.12)%	0.16%	0.03%	0.52%
Portfolio Turnover Rate‡	17%	27%	39%	27%	36%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
^

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

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U.S. Equity Fund

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Year

	For the fiscal year ended September 30,
Class I	2025	2024	2023	2022	2021^
Net Asset Value, Beginning of Year	$15.40	$14.14	$14.32	$17.12	$11.94
Income (Loss) from Investment Operations:
Net Investment Income*	(0.02)	0.02	0.06	0.04	0.12
Net Realized and Unrealized Gain (Loss)	0.05	2.91	2.25	(0.54)	5.15
Total from Investment Operations	0.03	2.93	2.31	(0.50)	5.27
Dividends and Distributions:
Net Investment Income	—	(0.05)	(0.04)	(0.12)	(0.09)
Net Realized Gains	(1.55)	(1.62)	(2.45)	(2.18)	—
Total Dividends and Distributions	(1.55)	(1.67)	(2.49)	(2.30)	(0.09)
Net Asset Value, End of Year	$13.88	$15.40	$14.14	$14.32	$17.12
Total Return†	0.95%	22.58%	17.77%	(3.88)%	44.29%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$40,497	$52,461	$42,477	$36,437	$42,723
Ratio of Net Expenses to Average Net Assets	1.09%	1.09%	1.09%	1.09%	1.08%
Ratio of Gross Expenses to Average Net Assets(1)	1.21%	1.16%	1.15%	1.25%	1.24%
Ratio of Net Investment Income to Average Net Assets	(0.18)%	0.12%	0.41%	0.28%	0.76%
Portfolio Turnover Rate‡	17%	27%	39%	27%	36%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
^

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

50

The Advisors’ Inner Circle Fund III

SOUTHERNSUN FUNDS

Investment Adviser

SouthernSun Asset Management, LLC
240 Madison Avenue, Suite 800
Memphis, Tennessee 38103

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January 28, 2026, as it may be amended from time to time, includes detailed information about the Funds and The Advisors’ Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

To Obtain an SAI, Annual or Semi-Annual Report, Fund Financial Statements, or More Information:

By Telephone:	866-392-2626
By Mail:	SouthernSun Funds P.O. Box 588 Portland, ME 04112
By Internet:	www.southernsunam.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors’ Inner Circle Fund III, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22920.

SAM-PS-001-0700

STATEMENT OF ADDITIONAL INFORMATION

SOUTHERNSUN SMALL CAP FUND

(Class N Shares: SSSFX)

(Class I Shares: SSSIX)

SOUTHERNSUN U.S. EQUITY FUND

(Class N Shares: SSEFX)

(Class I Shares: SSEIX)

each, a series of

THE ADVISORS’ INNER CIRCLE FUND III

January 28, 2026

Investment Adviser:

SOUTHERNSUN ASSET MANAGEMENT, LLC

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors’ Inner Circle Fund III (the “Trust”) and the SouthernSun Small Cap Fund (the “Small Cap Fund”) and the SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”) (each, a “Fund” and collectively, the “Funds”). This SAI is incorporated by reference into and should be read in conjunction with the Funds’ prospectus dated January 28, 2026, as it may be amended from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. The Funds’ audited financial statements dated September 30, 2025, including notes thereto and the report of the Funds’ independent registered public accounting firm thereon, are included in the most recent Form N-CSR for the Funds, and are incorporated by reference into this SAI. Shareholders may obtain copies of the Prospectus, the Funds’ annual or semi-annual report, and other information such as the Funds’ financial statements, free of charge by writing to the Funds at SouthernSun Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: SouthernSun Funds, c/o Atlantic Shareholder Services, 190 Middle Street, Suite 101, Portland, ME, 04101), or calling the Funds toll-free at 866-392-2626.

i

January 28, 2026	SAM-SX-001-0700

ii

THE TRUST

General. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013, as amended September 10, 2020 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund or exchange traded fund (“ETF”), and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

Description of Multiple Classes of Shares. The Trust is authorized to offer shares of the Funds in Class N Shares and Class I Shares. The different classes provide for variations in distribution and shareholder servicing fees and minimum investment requirements. Minimum investment requirements are described in the Prospectus. For more information on distribution and shareholder servicing expenses, see “Payments to Financial Intermediaries” in this SAI. The Trust reserves the right to create and issue additional classes of shares.

History of the Funds. The SouthernSun Small Cap Fund is the successor to the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”), a series of AMG Funds, and the SouthernSun U.S. Equity Fund is the successor to the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund” and, together with the Small Cap Predecessor Fund, the “Predecessor Funds”), a series of AMG Funds. The Predecessor Funds were advised by AMG Funds LLC (the “Predecessor Adviser”) and sub-advised by SouthernSun Asset Management, LLC (“SouthernSun” or the “Adviser”), prior to their reorganizations into the Funds. The Small Cap Predecessor Fund and the U.S. Equity Predecessor Fund had the same investment objective and substantially similar investment strategies as those of the SouthernSun Small Cap Fund and the SouthernSun U.S. Equity Fund, respectively.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Trustees” or the “Board”) under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

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Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

Non-Diversification. Each Fund is non-diversified, as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, the value of the shares of a Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a “diversified” fund would be. Each Fund, however, intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). For more information, see “Taxes” below.

DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. The Funds may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund’s stated investment policies, including those stated below.

American Depositary Receipts (“ADRs”). ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

S-2

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Equity Securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships (“MLPs”). Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

S-3

•	Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

•	Exchange-Traded Funds. An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), and iShares®. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, a Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities comprising the index which an index ETF is designed to track or the other holdings of an active or index ETF, although lack of liquidity in an ETF could result in it being more volatile than the tracked index or underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also “Securities of Other Investment Companies” below.

•	Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, that Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

S-4

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

General Risks of Investing in Stocks. While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

▪	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

▪	Factors affecting an entire industry, such as increases in production costs; and

▪	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investment Trusts (“REITs”). A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

S-5

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Micro, Small and Medium Capitalization Issuers. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Initial Public Offerings (“IPOs”). A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. A Fund may hold IPO shares for a very short period of time, which may increase the turnover of a Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

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A Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Master Limited Partnerships. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP’s interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

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MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

Foreign Securities. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Investments in Emerging Markets. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of a Fund’s securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds.

Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on securities held by the Fund or gains from the disposition of such securities.

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In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. A Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

Foreign Agency Debt Obligations. A Fund may invest in uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments. Bonds issued by these foreign government agencies, subdivisions or instrumentalities are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign agency’s operations and financial condition are influenced by the foreign government’s economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government’s agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of foreign agency bonds may be less liquid while market prices may be more volatile than prices of other bonds. Additional risks associated with foreign agency investing include differences in accounting, auditing and financial reporting standards; adverse changes in investment or exchange control regulations; political instability; and potential restrictions on the flow of international capital.

Obligations of Supranational Entities. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, World Bank, African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

Investment Funds. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the investment managers), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

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Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

•	The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

•	Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

•	The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

•	The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes;

•	A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund’s ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains; and

•	Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, on January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”). Following a transition period, the UK and the EU signed a post-Brexit trade agreement governing their future economic relationship on December 30, 2020. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

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In addition, on February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Similarly, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure to affected issuers.

Information and Supervision. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

Stock Exchange and Market Risk. The investment managers anticipate that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

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Foreign stock markets:

▪	are generally more volatile than, and not as developed or efficient as, those in the United States;

▪	have substantially less volume;

▪	trade securities that tend to be less liquid and experience rapid and erratic price movements;

▪	have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

▪	employ trading, settlement and custodial practices less developed than those in U.S. markets; and

▪	may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

▪	foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

▪	adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

▪	in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

▪	over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

▪	economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

▪	restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Risk. While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

▪	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

▪	Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

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▪	Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

▪	There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

▪	Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

▪	The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Funds to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Funds receive from their investments.

Money Market Securities. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”), or determined by the investment managers to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see “Appendix A – Description of Ratings” to this SAI.

Structured Notes

A Fund may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

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Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as currencies traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a Fund’s portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the investment managers’ analysis of the issuer’s creditworthiness and financial prospects, and of the investment managers’ forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply. Structured notes may be considered derivative securities.

U.S. Government Securities. The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds’ shares.

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On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10 percent annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount. The capital reserve amount was $3 billion in 2013, and decreased by $600 million in each subsequent year through 2017. It is believed that this amendment put~~s~~ Fannie Mae and Freddie Mac in a better position to service their debt because it eliminated the need for the companies to have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios over time. On December 21, 2017, the U.S. Treasury announced that it was again amending the Agreement to reinstate the $3 billion capital reserve amount. On September 30, 2019, the U.S. Treasury announced that it was further amending the Agreement, permitting Fannie Mae and Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the 2017 amendment.

Under a letter agreement entered into in January 2021, each company is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each company to develop a plan to exit conservatorship, but may not do so until all litigation involving the conservatorships is resolved and each company has the minimum capital required by FHFA’s rules.

Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each company will end when the director of FHFA determines that FHFA’s plan to restore the company to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Agreement. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause a Fund’s investments to lose value.

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U.S. Treasury Obligations. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

Inflation Protected Securities. The Funds may invest in inflation protected securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. These securities may be issued by U.S. and foreign governments and corporations. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon. Inflation protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other U.S. and foreign inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount.

The value of inflation protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. The periodic adjustment of U.S. inflation protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government.

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There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in principal for an inflation protected security resulting from inflation adjustments is considered by the Internal Revenue Service (the “IRS”) to be taxable income in the year it occurs. A Fund’s distributions to shareholders include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where a Fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, a Fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Municipal Securities. Municipal securities, including municipal bonds and municipal notes, consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue or special obligation bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Private activity or industrial development bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the issuing municipality, but are generally backed by the agreement of the issuing authority to request appropriations from the municipality’s legislative body. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

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Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the investment managers. See “Appendix A - Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, the investment managers will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as “junk bonds” or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, the investment managers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

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Debt Securities. Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities:

Corporate Bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Mortgage-Backed Securities. Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The investment managers will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets their investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing; that is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences of mortgage-backed securities are:

▪	Payments of interest and principal are more frequent (usually monthly); and
▪	Falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing a Fund to reinvest the money at a lower interest rate.

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In addition to risks associated with changes in interest rates, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Trust Preferred Securities. A Fund may invest in trust preferred securities, which are hybrid instruments issued by a special purpose trust (“Special Trust”), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to a Fund of trust preferred securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture. The Adviser considers trust preferred securities to be debt securities.

If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount (“OID”) obligations for the remainder of their term. As a result, holders of trust preferred securities, such as a Fund, would be required to accrue daily for federal income tax purposes their share of the stated interest and the de minimis OID on the debentures (regardless of whether the Fund receives any cash distributions from the Special Trust), and the value of trust preferred securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust preferred securities may be subject to mandatory prepayment under certain circumstances. The market values of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act, and, unless and until registered, are restricted securities. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of trust preferred securities, such as a Fund, to sell their holdings.

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Hybrid Preferred Securities. A Fund may invest in hybrid preferred securities. Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred securities are considered debt securities.

Hybrid preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the hybrid preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Hybrid preferred securities are typically issued with a final maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Within the category of hybrid preferred securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to other preferred securities such as maturities ranging from 30 years to perpetuity, call features, quarterly payments, exchange listings and the inclusion of accrued interest in the trading price.

Mortgage Dollar Rolls. Mortgage “dollar rolls” or “covered rolls,” are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. A Fund may invest in mortgage dollar rolls. During the roll period, the Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

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Mortgage Pass-Through Securities. A Fund may invest in mortgage pass-through securities. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome.

Most transactions in mortgage pass-through securities occur through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. A Fund may use TBA transactions in several ways. For example, the Fund may enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the investment managers will monitor the creditworthiness of such counterparties. A Fund’s use of “TBA rolls” may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than other funds.

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Collateralized Mortgage Obligations. The Funds may invest in collateralized mortgage obligations (“CMOs”), which are mortgage-backed securities (“MBS”) that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other MBS. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.

CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.

The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways including “interest only” and “inverse interest only” tranches. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, a Fund could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.

Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies and instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies and instrumentalities or any other person or entity. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow. Yields on privately issued CMOs have been historically higher than the yields on CMOs backed by mortgages guaranteed by U.S. government agencies and instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. government has not guaranteed them.

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New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS.

Stripped Mortgage-Backed Securities. The Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre- payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Conversely, PO classes tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for SMBS may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time.

Government National Mortgage Association. Ginnie Mae is the principal governmental guarantor of mortgage-related securities. Ginnie Mae is a wholly owned corporation of the U.S. government within the Department of Housing and Urban Development. Securities issued by Ginnie Mae are treasury securities, which means the full faith and credit of the U.S. government backs them. Ginnie Mae guarantees the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages. Ginnie Mae does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund’s shares. To buy Ginnie Mae securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

Federal National Mortgage Association. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. Fannie Mae is regulated by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by Fannie Mae are agency securities, which means Fannie Mae, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation. Freddie Mac is stockholder-owned corporation established by the U.S. Congress to create a continuous flow of funds to mortgage lenders. Freddie Mac supplies lenders with the money to make mortgages and packages the mortgages into marketable securities. The system is designed to create a stable mortgage credit system and reduce the rates paid by homebuyers. Freddie Mac, not the U.S. government, guarantees timely payment of principal and interest.

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Commercial Banks, Savings and Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by Ginnie Mae, Fannie Mae and Freddie Mac because they are not guaranteed by a government agency.

Senior Loans and Bank Loans. Senior loans and bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent is often a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. A Fund can invest in a senior loan or bank loan either as a direct lender or through an assignment or participation.

When a Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, may enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain senior loans or bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by a Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When a Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, a Fund will generally have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, a Fund may be subject to greater delays, expenses and risks that those that would have been involved if the Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by the investment managers based on criteria approved by the Board.

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The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. To the extent that extended settlement creates short-term liquidity needs, the Fund may satisfy these needs by holding additional cash or selling other investments (potentially at an inopportune time, which could result in losses to the Fund).

Bank loans may not be considered “securities,” and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

The investment managers may from time to time have the opportunity to receive material, non-public information (“Confidential Information”) about the borrower, including financial information and related documentation regarding the borrower that is not publicly available. Pursuant to applicable policies and procedures, the investment managers may (but are not required to) seek to avoid receipt of Confidential Information from the borrower so as to avoid possible restrictions on their ability to purchase and sell investments on behalf of a Fund and other clients to which such Confidential Information relates (e.g., publicly traded securities issued by the borrower). In such circumstances, the Fund (and other clients of the investment managers) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells a bank loan. Further, the investment managers’ ability to assess the desirability of proposed consents, waivers or amendments with respect to certain bank loans may be compromised if they are not privy to available Confidential Information. The investment managers may also determine to receive such Confidential Information in certain circumstances under their applicable policies and procedures. If the investment managers intentionally or unintentionally come into possession of Confidential Information, they may be unable, potentially for a substantial period of time, to purchase or sell publicly traded securities to which such Confidential Information relates.

Repurchase Agreements. The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the investment managers. The repurchase agreements entered into by the Funds may provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the investment managers monitor compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. The Funds may also enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the investment managers, liquidity or other considerations so warrant.

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Reverse Repurchase Agreements. Reverse repurchase agreements are transactions in which the Funds sell portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Funds.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

The Derivatives Rule (defined below) permits a Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act. The Derivatives Rule permits a Fund to elect whether to treat a reverse repurchase agreement as a borrowing, subject to the asset coverage requirements of Section 18 of the 1940 Act, or as a derivatives transaction under the Derivatives Rule.

Securities of Other Investment Companies. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law, subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses.

Generally, the federal securities laws limit the extent to which a Fund can invest in securities of other investment companies, subject to certain exceptions. For example, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

A Fund may rely on Section 12(d)(1)(F) of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions, the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund. A Fund may also rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions specified in the Rule including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). In addition, a Fund may be able to rely on certain other rules under the 1940 Act to invest in shares of money market funds or other investment companies beyond the statutory limits noted above, but subject to certain conditions.

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For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange-Traded Funds” above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

A Fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a Fund to lose money when selling an interest in an unregistered fund. For example, many hedge funds require their investors to hold their investments for at least one year.

Foreign Exchange Spot Transactions. The Funds may settle trades of holdings denominated in foreign currencies on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market. A foreign exchange spot transaction, also known as FX spot, is an agreement between two parties to buy one currency against selling another currency at an agreed price for settlement on the spot date. The exchange rate at which the transaction is done is called the spot exchange rate. Unlike forward foreign currency exchange contracts and foreign currency futures contracts, which involve trading a particular amount of a currency pair at a predetermined price at some point in the future, the underlying currencies in a spot FX are exchanged following the settlement date.

Derivatives. Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectus, the Funds may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Funds may also invest in derivatives with the goal of protecting themselves from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Funds to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Funds’ investment objectives and is legally permissible, the Funds may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Rule 18f-4 under the 1940 Act. Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) provides a comprehensive framework for the use of derivatives by registered investment companies. The Derivatives Rule permits a registered investment company, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

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Registered investment companies that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program (“DRMP”) and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”); and (iii) comply with new requirements related to Board and SEC reporting. The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board and periodically reviews the DRMP and reports to the Board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a registered investment company that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule) (a “limited derivatives user”), provided that the registered investment company establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

The requirements of the Derivatives Rule may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of a Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

CFTC Regulations. Pursuant to rules adopted under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), a Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the investment managers will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

Consistent with the CFTC’s regulations, the Adviser, on behalf of the Funds, has filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 with respect to the Funds' operation. Therefore, the Funds are not subject to regulation as commodity pools under the CEA and the Adviser is not subject to registration or regulation as CPO under the CEA with respect to the Funds. As a result, the Funds will be limited in their ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the investment managers’ ability to implement the Funds’ investment strategies and may adversely affect the Funds’ performance.

Types of Derivatives:

Futures. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

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Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as “contract markets”) approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the “delivery date”). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.” Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”) at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

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▪	Purchasing Put and Call Options

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

▪	Allowing it to expire and losing its entire premium;

▪	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

▪	Closing it out in the secondary market at its current price.

▪	Selling (Writing) Put and Call Options

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a fixed strike price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a fixed strike price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, the Fund may cancel an OTC option by entering into an offsetting transaction with the counterparty to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

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The Funds are permitted to write only “covered” options. At the time of selling a call option, a Fund may cover the option by owning, among other things:

▪	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

▪	A call option on the same security or index with the same or lesser exercise price;

▪	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

▪	In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the option by, among other things:

▪	Entering into a short position in the underlying security;

▪	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price; or

▪	Maintaining the entire exercise price in liquid securities.

▪	Options on Securities Indices

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

•	Options on Credit Default Swaps

An option on a credit default swap (“CDS”) gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

▪	Options on Futures

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

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A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such a put option in order to hedge a long position in the underlying futures contract. A Fund may buy a call option on a futures contract for the same purpose as the actual purchase of a futures contract, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

▪	Options on Foreign Currencies

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Funds may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

The Funds may use foreign currency options given the same circumstances under which they could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which a Fund’s securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, the Fund may purchase a put option on the foreign currency. If the value of the currency then declined, the Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if a Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, the Funds could sustain losses on transactions in foreign currency options.

▪	Combined Positions

The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts or swap agreements, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

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▪	Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

▪	Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

▪	Do not require an initial margin deposit; and

▪	May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

Foreign Currency Hedging Strategies. A “settlement hedge” or “transaction hedge” is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund’s investment is denominated. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

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A non-deliverable forward transaction is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Participation Notes (“P-Notes”). P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Swap Agreements. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

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Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. The Funds will not enter into any swap agreement unless the investment managers believe that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify the Funds’ gains or losses.

▪	Equity Swaps

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

▪	Total Return Swaps

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

▪	Interest Rate Swaps

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for-floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.

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As with a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

▪	Currency Swaps

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the agreement and returned at the end of the agreement. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

▪	Inflation Swaps

Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the “breakeven inflation” rate and generally represents the current difference between treasury yields and Treasury Inflation Protected Securities yields of similar maturities at the initiation of the swap agreement. Inflation swaps are typically designated as “zero coupon,” where all cash flows are exchanged at maturity. The value of an inflation swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

▪	Credit Default Swaps

A credit default swap is an agreement between a “buyer” and a “seller” for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by a Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the “par value”) of the swap.

A credit default swap index product (sometimes referred to as a “CDX index”) is an equally-weighted credit default swap index. The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade. These instruments are designed to track representative segments of the credit default swap market such as North American investment grade, high volatility investment grade, below investment grade, as well as emerging markets, and provide investors with exposure to specific “baskets” of issuers of bonds or loans. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.

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▪	Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions. Derivatives may magnify the Funds’ gains or losses, causing them to make or lose substantially more than they invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

Correlation of Prices. The Funds’ ability to hedge their securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The investment managers will try to minimize this risk by investing in only those contracts whose behavior they expect to correlate with the behavior of the portfolio securities they are trying to hedge. However, if the investment managers’ prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

▪	Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

▪	A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

▪	Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

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While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Funds’ foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds’ investments precisely over time.

Lack of Liquidity. Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

▪	Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

▪	Have to purchase or sell the instrument underlying the contract;

▪	Not be able to hedge its investments; and/or

▪	Not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

▪	An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

▪	Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

▪	The facilities of the exchange may not be adequate to handle current trading volume;

▪	Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

▪	Investors may lose interest in a particular derivative or category of derivatives.

Management Risk. Successful use of derivatives by the Funds is subject to the ability of the investment managers to forecast stock market and interest rate trends. If the investment managers incorrectly predict stock market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the investment managers’ expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the investment managers’ expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

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Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Volatility and Leverage. The Funds’ use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Funds will have the potential for greater gains, as well as the potential for greater losses, than if the Funds do not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

▪	Actual and anticipated changes in interest rates;

▪	Fiscal and monetary policies; and

▪	National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Government Regulation. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, granted significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The law and regulations may negatively impact the Funds by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Funds trade.

In addition, the SEC adopted the Derivatives Rule on October 28, 2020. Since its compliance date of August 19, 2022, the Derivatives Rule has replaced prior SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. See “Derivatives – Rule 18f-4 under the 1940 Act” above for additional information on the requirements imposed on registered funds by the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of the Funds' investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.

Illiquid Investments. Illiquid investments are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Because of their illiquid nature, illiquid investments often must be priced at fair value as determined in good faith by the Adviser, subject to Board oversight. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to a Fund. Under the oversight of the Board, the investment managers determine the liquidity of a Fund’s investments. A Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

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Securities Lending. A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). A Fund will not lend portfolio securities to the investment managers or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the investment managers will vote the securities in accordance with their proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Restricted Securities. The Funds may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the investment managers.

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Short Sales. The Funds may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

When-Issued, Delayed-Delivery and Forward-Delivery Transactions. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. In a forward-delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. “Delayed-delivery” refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery, or forward-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

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The Derivatives Rule permits a Fund to enter into when-issued or delayed delivery basis securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a when-issued or delayed delivery basis security entered into by a Fund does not satisfy those requirements, the Fund would need to comply with the Derivatives Rule with respect to its when issued or delayed delivery transactions, which are considered derivatives transactions under the Derivatives Rule. See "Derivatives – Rule 18f-4 under the 1940 Act" above.

Special Risks of Cyber Attacks. As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, the Funds’ distributor, custodian, or any other of the Funds’ intermediaries or service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. There can be no assurance that the Funds, the Funds’ service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future.

General Market and Geopolitical Risk

Some countries and regions in which a Fund invests have experienced war (including ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East), terrorism, social unrest, government defaults, government shutdowns, economic uncertainty, sanctions or the threat of sanctions, trade disputes with key trading partners and the imposition of associated tariffs, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues such as pandemics and epidemics (including those caused by COVID-19), and/or systemic market dislocations (including due to events outside of such countries or regions). Such events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Whether or not a Fund invests in securities of issuers located in countries impacted by such events, these and other events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental, which means that the Funds cannot change them without approval by the vote of a majority of the outstanding shares of the Funds. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

1.	Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that a Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

2.	Each Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Each Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The Funds’ investment objectives as well as the following investment limitations of each Fund are non-fundamental and may be changed by the Board without shareholder approval.

1.	Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent a Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

2.	Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions.

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Concentration. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions. For purposes of the Funds’ concentration policy, the Funds may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although the 1940 Act does provide allowances for certain borrowings. In addition, the Derivatives Rule permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of the Derivatives Rule.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Funds’ policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays).

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THE ADVISER

Investment Adviser

General. SouthernSun Asset Management, LLC (the “Adviser”), a limited liability company organized under the laws of Delaware and founded in 1989, serves as the investment adviser to the Funds. The Adviser is located at 240 Madison Avenue, Suite 800 Memphis, TN 38103. The Adviser is wholly owned by its employees, directly or indirectly. As of November 30, 2025, the Adviser had approximately $768 million in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board oversees the Adviser and establishes policies that the Adviser must follow in its management activities, with respect to the Funds.

Advisory Agreement. The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the oversight of, and policies established by, the Board.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Small Cap Fund	0.75%
U.S. Equity Fund	0.75%

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For each Fund, the Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses, and solely with respect to the Small Cap Fund, shareholder servicing fees and acquired fund fees and expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until January 31, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

Fund	Contractual Expense Limit
Small Cap Fund	1.25%
U.S. Equity Fund	1.09%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the Adviser the following advisory fees:

Fund	Contractual Advisory Fees			Fees Waived by the Adviser			Total Fees Paid to the Adviser (After Waivers)
	2023	2024	2025	2023	2024	2025	2023	2024	2025
Small Cap Fund	$2,757,857	$2,326,397	$2,017,332	$0	$0	$0	$2,757,857	$2,326,397	$2,017,332
U.S. Equity Fund	$335,749	$367,863	$369,091	$28,634	$33,158	$58,777	$307,115	$334,705	$310,314

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THE PORTFOLIO MANAGER

This section includes information about the Funds’ portfolio manager, including information about other accounts managed, the dollar range of Fund shares owned and how the portfolio manager is compensated.

Compensation. Phillip W. Cook receives a fixed salary, bonus compensation, retirement plan and other fringe benefit arrangements from SouthernSun in addition to his ownership interests in SouthernSun.

Fund Shares Owned by the Portfolio Manager. The Funds are required to show the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Dollar Range of Fund Shares Owned[1]
Phillip W. Cook	Over $1,000,000 (Small Cap Fund)
Over $1,000,000 (U.S. Equity Fund)

[1]	Valuation date is September 30, 2025.

Other Accounts. In addition to the Funds, the portfolio manager is also responsible for the day-to-day management of certain other accounts, as indicated by the following table. None of the accounts included below are subject to a performance based advisory fee. The information below is provided as of September 30, 2025.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Phillip W. Cook	2	$104.90	3	$31.50	83	$344.10

Conflicts of Interest. SouthernSun may enter into performance-based fee arrangements with certain clients. The simultaneous management of accounts with performance-based fee and asset-based fee arrangements creates potential conflicts of interest, as SouthernSun and its personnel may have an incentive to favor the performance-based fee accounts to generate higher fees for SouthernSun. For example, portfolio managers may be motivated to allocate limited investment opportunities that are believed to be more profitable to the performance-based fee accounts in order to generate higher investment returns and thus higher fees.

To address these and other potential conflicts, SouthernSun has implemented policies and procedures in an effort to treat clients fairly and to prevent this type of conflict from influencing the allocation of investment opportunities among clients.

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THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an amended and restated administration agreement dated November 16, 2018, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Funds, subject to certain minimums. For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the following amounts for these services:

Fund	Administration Fees Paid
	2023	2024	2025
Small Cap Fund	$353,954	$298,054	$258,218
U.S. Equity Fund	$43,411	$47,126	$47,243

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THE DISTRIBUTOR

General. The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days’ written notice to the other party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Distribution Plan. The Trust has adopted a Distribution Plan with respect to the Class N Shares (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Funds. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class N Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Payments under the Distribution Plan. For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the Distributor the following fees pursuant to the Plan:

Fund	12b-1 Fees Paid			12b-1 Fees Retained by the Distributor
	2023	2024	2025	2023	2024	2025
Small Cap Fund	$94,978	$85,098	$73,809	$3,603	$4,811	$4,691
U.S. Equity Fund	$9,200	$8,537	$7,585	$105	$127	$126

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Shareholder Servicing Plan. The Funds have adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds’ Class N Shares and Class I Shares will be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and/or administrative services or similar non-distribution services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries; (iv) responding to inquiries from shareholders concerning their investment in the Funds; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Funds; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (ix) providing sub-accounting services; (x) processing dividend and capital gain payments from the Funds on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Funds may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.

Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

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Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

Atlantic Shareholder Services, 190 Middle Street, Suite 101, Portland, Maine 04101 (the “Transfer Agent”), serves as the Funds’ transfer agent.

THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the “Custodian”), acts as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Funds. The financial statements and notes thereto incorporated by reference have been audited by PricewaterhouseCoopers LLP, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 2222 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

SECURITIES LENDING

The Funds did not engage in securities lending activities during the fiscal year ended September 30, 2025.

FINANCIAL INDUSTRY RELATIONSHIPS

SEI Investments, along with its subsidiaries and affiliates (including, but not limited to, the Administrator, the Distributor and SIMC) (collectively, “SEI”), provides a range of services to various financial market participants and has a broad network of relationships with financial services companies, including investment funds, asset managers, broker-dealers and other intermediaries, accounting firms, banks and transfer agents. Although SEI’s various business units largely operate independently of one another, their customers and relationships may, and often will, overlap. For example, a particular asset manager might be a sub-adviser to an investment fund that is managed primarily by SIMC, may sponsor a fund that is registered on the Advisors Inner Circle platform, and/or may manage a fund in which SEI Investments is an investor (with its own capital). From time to time, one SEI business unit may introduce or refer a third-party to another SEI business unit for additional potential services. These various relationships may give rise to actual or perceived conflicts of interest. However, understanding the duties and responsibilities that SEI owes its customers under law and under contract, SEI keeps such actual or perceived conflicts of interest front-of-mind on an ongoing basis and, where appropriate, works with the compliance function, as well as internal and external counsel, to identify and mitigate or eliminate such conflicts, including through appropriate disclosure to applicable governing boards.

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TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the investment managers are responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a fund, at which time certain of the fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser’s adherence to the funds’ investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds’ investments, including, for example, reports on the adviser’s use of derivatives in managing the funds, if any, as well as reports on the funds’ investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

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The Board receives reports from the funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds’ financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds’ investment management and business affairs are carried out by or through the funds’ advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are six members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Mr. Alshefski, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

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Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustee
John G. Alshefski (Born: 1966)	Chairman of the Board of Trustees[1] (since 2025)	SEI employee from 1992 to present. Senior Vice President and Head of SEI Investment Manager Services for Traditional Asset Managers, SEI Investments Company, Inc., from 2013 to 2025. Head of SEI Offshore Fund Servicing Business Line, SEI Investments Company, Inc., from 1996 to 2013. Fund Accounting Director, SEI Investments Company, from 1992 to 1996.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Symmetry Panoramic Trust.

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Independent Trustees
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman), Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

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Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited and FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

1	Mr. Alshefski may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Fund has concluded that Mr. Alshefski should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company and his knowledge of the financial services industry.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

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The Trust has concluded that Ms. Maynard-Elliott should serve as Trustee because of the experience she gained in a variety of leadership roles at a leading industrial company, the experience she has gained as a board member of several prominent companies, and her legal and financial management expertise.

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and (ix) other audit related matters. Ms. Maynard-Elliott and Messrs. Hunt, Lemke, Nadel and Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as the Chair of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

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•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for “interested” Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Ms. Maynard-Elliott and Messrs. Hunt, Lemke, Nadel and Yanker currently serve as members of the Governance Committee. Ms. Maynard-Elliott serves as the Chair of the Governance Committee. The Governance Committee meets periodically, as necessary, and met two (2) times during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies)[1,2]
Interested Trustee
John G. Alshefski	None	None
Independent Trustees
Jon C. Hunt	None	None
Thomas P. Lemke	None	None
Nichelle Maynard-Elliott	None	None
Jay C. Nadel	None	None
Randall S. Yanker	None	None

[1]	Valuation date is December 31, 2025.
[2]	The Funds are the only funds in the family of investment companies.

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Board Compensation. The Trust paid the following fees to the Trustees during the Funds’ most recently completed fiscal year.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustee
John G. Alshefski	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
Jon C. Hunt	$156,951	N/A	N/A	$156,951 for service on one (1) board
Thomas P. Lemke	$156,951	N/A	N/A	$156,951 for service on one (1) board
Nichelle Maynard-Elliott	$156,951	N/A	N/A	$156,951 for service on one (1) board
Jay C. Nadel	$156,951	N/A	N/A	$156,951 for service on one (1) board
Randall S. Yanker	$156,951	N/A	N/A	$156,951 for service on one (1) board

[1]	All funds in the Fund Complex are series of the Trust.

Trust Officers. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
Michael Beattie (Born: 1965)	President (since 2014)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

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Eric C. Griffith (Born: 1969)	Vice President (since 2020) Secretary (since 2025)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

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Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Catholic Responsible Investments Funds since September 2022. Chief Compliance Officer of SEI Alternative Income Fund since May 2023. Chief Compliance Officer of Symmetry Panoramic Trust since December 2023. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Marci Morgan (Born: 1971)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2025)	Director of Anti-Money Laundering Compliance at SEI Investments since May 2025. Director of Global Due Diligence at SEI Investments from October 2023 to May 2025. Vice President of Regulatory Management at BNY Mellon Investment Servicing (formerly PNC Global Investment Servicing) from December 2001 to January 2006 and from April 2010 to February 2023.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the “NYSE”) is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the NYSE is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Funds’ securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

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DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rules 2a-4 and 2a-5 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value by the Adviser in good faith, and subject to the oversight of the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by the Funds generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Funds generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Funds will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Funds calculate net asset value, the settlement price may not be available at the time at which each Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

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Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the financial instrument will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Use of Third-Party Independent Pricing Services. Pursuant to contracts with the Administrator, prices for most securities held by the Funds with readily available market quotations are provided by third-party independent pricing agents. The valuations for these securities are reviewed by the Administrator. In accordance with the Adviser’s Valuation Procedures, the Adviser may also use third-party independent pricing agents (reviewed and approved by the Adviser) to fair value certain securities without readily available market quotations (or where market quotations are unreliable).

Fair Value Procedures. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Adviser and implemented through the Adviser’s Valuation Committee. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents, independent broker dealers and/or the Adviser’s own personnel (including investment personnel).

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value. When a security is valued in accordance with the Fair Value Procedures, the Adviser’s Valuation Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. In particular, it does not address investors subject to special rules, such as investors who hold shares through an individual retirement account (“IRA”), 401(k) or other tax-advantaged accounts. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

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Qualification as a Regulated Investment Company. Each Fund has elected and intends to qualify each year to be treated as a RIC under the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If a Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of each Fund’s taxable year: (A) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that a Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends to the extent of a Fund's current and accumulated earnings and profits, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

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A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when an investment manager might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as RICs.

Distributions to Shareholders. The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that a Fund receives from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. A Fund's investment strategies may limit its ability to make distributions eligible for treatment as qualified dividend income.

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Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders at a maximum rate of 20% regardless of how long you have held your shares in such Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Certain of the Funds’ investment strategies may limit their ability to distribute dividends eligible for the dividends received deduction for corporate shareholders.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Funds (or their administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

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Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sales or Redemptions. Sales and redemption of Fund shares may be taxable transactions for federal and state income tax purposes. Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds Fund shares as a capital asset will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. If disallowed, the loss will be reflected in an upward adjustment to the tax basis of the shares acquired.

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, a Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a Fund will use the first-in, first-out method as its default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. If your shares are held in a brokerage account, your broker may use a different method and you should contact your broker to determine which method it will use. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Net Investment Income Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including any capital gains realized on the sale of shares of a Fund).

Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds and may require a Fund to sell securities at a time when the Advisers might not otherwise have chosen to do so to mitigate the effect of these rules to prevent disqualification of the Fund as a RIC.

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Certain derivative investments by the Funds, such as exchange-traded products and over-the-counter derivatives, may not produce qualifying income for purposes of the “Qualifying Income Test” described above, which must be met in order for the Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. Each Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that it is adequately diversified under the Asset Test. A Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund’s determination of the Asset Test with respect to such derivatives. Failure of the Asset Test might also result from a determination by the IRS that financial instruments in which a Fund invests are not securities.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment managers might not otherwise have chosen to do so.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Certain Foreign Currency Tax Issues. A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

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Foreign Taxes. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Funds’ stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of a Fund’s total assets at the close of their taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholder's federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

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The Funds’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

Backup Withholding. A Fund will be required in certain cases to withhold at a 24% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien). Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Investors. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

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A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, an investment manager may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the investment managers that the advantages of combined orders outweigh the possible disadvantages of combined orders.

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For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

Fund	Aggregate Dollar Amount of Brokerage Commissions Paid
	2023	2024	2025
Small Cap Fund	$130,307	$64,923	$92,184
U.S. Equity Fund	$15,861	$8,329	$9,313

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the investment managers may select a broker based upon brokerage or research services provided to the investment managers. The investment managers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the investment managers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the investment managers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the investment managers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the investment managers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The investment managers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the investment managers in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the investment managers will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the investment managers are not reduced as a result of the receipt of research services.

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In some cases the investment managers may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the investment managers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment managers will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment managers face a potential conflict of interest, but the investment managers believe that their allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, the investment managers may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment managers with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended September 30, 2025, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to the Adviser.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended September 30, 2023, 2024 and 2025, the Funds did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

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Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) that each Fund held during its most recent fiscal year. During the fiscal year ended September 30, 2025, the Funds did not hold any securities of their “regular brokers or dealers.”

Portfolio Turnover Rate. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

For the fiscal years ended September 30, 2024 and 2025, the Funds' portfolio turnover rates were as follows:

Fund	Portfolio Turnover Rates
	2024	2025
Small Cap Fund	17%	30%
U.S. Equity Fund	27%	17%

PORTFOLIO HOLDINGS

The Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of the Funds’ shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Adviser, principal underwriter or any affiliated person of the Funds, the Adviser or the principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “Authorized Person”) to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person, either directly or through reports by the Trust’s Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30 and September 30). Each Fund files with the SEC a complete schedule of investments following the first and third fiscal quarters as exhibits to Form N-PORT, and a complete schedule of investments following the second and fourth fiscal quarters on Form N-CSR.

Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are available, free of charge on the SEC’s website at http://www.sec.gov. The Funds’ complete schedules of investments are also posted to the Funds’ website at www.southernsunam.com and distributed to Fund shareholders upon request.

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In addition to the quarterly portfolio holdings disclosure required by applicable law, each Fund will disclose its portfolio holdings as of the last day of each fiscal quarter or semi-annual period on or about 45 calendar days following the end of such period on the internet at www.southernsunam.com. In addition, each Fund (i) may disclose the top 10 portfolio holdings at any time following the disclosure of portfolio holdings, and (ii) may disclose statistical information regarding such Fund’s portfolio allocation characteristics on or about 10 business days after each quarter-end, in each case by posting the information on the internet at www.southernsunam.com. The Adviser may exclude any portion of a Fund’s portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Funds’ website generally will remain there until such information is included in a filing on Form N-PORT or Form N-CSR.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to the Funds’ Adviser, Administrator, Custodian, Transfer Agent, financial printer, pricing vendors, liquidity analytics vendors, class action reclaim vendors and foreign tax reclaim vendors and other vendors that provide the Adviser with various middle office, back office, client reporting and portfolio analytics and research services, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Funds’ portfolios along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Funds’ policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose, is in the best interests of a Fund’s shareholders and that to the extent conflicts between the interests of a Fund’s shareholders and those of the Adviser, principal underwriter, or any affiliated person of the Funds exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust’s Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds’ policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and their affiliates or recipients of the Funds’ portfolio holdings information.

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The Adviser may manage other accounts that are not subject to these policies and procedures with investment objectives and strategies that are substantially similar to those of a Fund. Because the portfolio holdings of such accounts may be substantially similar, and in some cases nearly identical, to those of a Fund, an investor in such an account may be able to infer the portfolio holdings of a Fund from the portfolio holdings of the account.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds’ shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust’s request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Funds’ complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 866-392-2626; (ii) by visiting www.southernsunam.com; and (iii) on the SEC’s website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“Access Persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Funds, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

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PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

As of January 6, 2026, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of the shares of the Small Cap Fund and the U.S. Equity Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers. Persons beneficially owning more than 25% of a Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act. Shareholders controlling a Fund may have a significant impact on any shareholder vote of the Fund.

SouthernSun Small Cap Fund
Name and Address	Class of Shares	% of Class
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4151	Class I	41.36%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD FL 5 JERSEY CITY, NJ 07310-2010	Class I	39.60%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG, FL 33716	Class I	8.84%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD FL 5 JERSEY CITY, NJ 07310-2010	Class N	50.82%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4151	Class N	24.84%
MORGAN STANLEY SMITH BARNEY FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK, NY 10004	Class N	5.14%

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SouthernSun U.S. Equity Fund
Name and Address	Class of Shares	% of Class
RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL STE 1400 MINNEAPOLIS, MN 55401-1931	Class I	19.05%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	Class I	14.50%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD FL 5 JERSEY CITY, NJ 07310-2010	Class I	13.74%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4151	Class I	12.80%
SAXON & CO FBO PO BOX 7780 1888 PHILADELPHIA, PA 19182-0001	Class I	8.44%
RELIANCE TRUST CO FBO COMERICA NON-EB R R PO BOX 570788 ATLANTA, GA 30357	Class I	7.69%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD FL 5 JERSEY CITY, NJ 07310-2010	Class N	38.41%

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RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG, FL 33716	Class N	17.01%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4151	Class N	14.39%
RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL STE 1400 MINNEAPOLIS, MN 55401-1931	Class N	13.76%

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APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-1

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2 Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3 Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

For variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

A-2

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

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• The nature and provisions of the financial obligation, and the promise S&P imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

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CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

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Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are forward looking opinions on the relative ability of an entity or obligation to meet financial commitments. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used as indications of the likelihood of repayment in accordance with the terms of the issuance.

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative grade categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its webpage.

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Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an index).

Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material default risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial default risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of default risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

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Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

June 2025

SouthernSun Asset Management

Compliance Manual

Proxy Voting

Policy

Pursuant to Rule 206(4)-6 under the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies. In addition to SEC requirements, our proxy voting policy reflects the fiduciary standards and responsibilities set out under other applicable regulations (i.e., ERISA).

Rule 206(4)-6 is supplemented by Investment Advisers Act Release No. 5325 (September 10, 2019) (“Release No. 5325”), which contains guidance regarding the proxy voting responsibilities of investment advisers under the Advisers Act. Among other subjects, Release No. 5325 addresses the oversight of proxy advisory firms by investment advisers. Further, Investment Advisers Act Release No. 5547 (September 3, 2020) contains supplementary guidance addressing the risk of voting a proxy before an issuer files additional soliciting materials with the SEC and associated client disclosures in this regard.

In order to fulfill its responsibilities under the Advisers Act, SouthernSun has adopted the following policies and procedures for proxy voting with regard to companies in our client’s investment portfolios.

Responsibility

The Investment Team has the responsibility for the implementation and monitoring of our proxy voting policy and procedures with regard to SouthernSun portfolio companies.

The Operations Team has both the execution responsibility of voting proxies on behalf of client accounts and the record keeping responsibilities for retaining all proxy-related documents referenced herein.

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Key Objectives

Unless otherwise agreed between the adviser and client, the adviser will vote proxies in accordance with these policies and procedures. Adviser and client have flexibility in determining the scope of the adviser’s proxy voting authority.

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and long-term strategic planning of the company, subject to the oversight of the company’s board of directors. While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders. Consideration of proxy issues is focused on the investment implications of each issue. With that said, each vote made by us is aimed to maximize the economic long-term value of our client’s holdings.

Therefore, we will be guided by the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability. Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions. Management of a company should be accountable to its board of directors, and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders, employees, and communities in which they do business. For example, we generally believe that compensation should be designed to reward management for creating value for the shareholders of the company.

Transparency. Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company’s securities.

Decision Methods

No set of proxy voting guidelines can anticipate all situations that may arise. In certain cases, we may seek insight from company management on how a particular proxy proposal will impact a company and vote accordingly. As the adviser to the SouthernSun U.S. mutual funds (the “Funds”), we will vote proxies of the Funds solely in the interest of its shareholders. We will not subordinate the interests of the Funds to any unrelated objectives. We will act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of like character and with like aims.

SouthernSun generally utilizes Broadridge Proxy Edge in order to access web-based proxy voting and meeting information to assist in the administration of the voting process. In addition, we use third party proxy advisory firms (“Proxy Advisors”) which provide vote recommendations for proxy votes, which we may utilize in our research process to assist the overall decision process on proxy votes. SouthernSun, however, does not rely on such vote recommendations, nor does SouthernSun delegate any authority or responsibility to vote proxies, but rather adheres to its own proxy voting process as outlined herein. To the extent that a Proxy Advisor provides additional soliciting materials from an issuer regarding a proxy vote, then SouthernSun will monitor for such materials after SouthernSun has received the Proxy Advisor’s voting recommendation but before the submission deadline. If in the future SouthernSun determines to delegate responsibility or defer to Proxy Advisors when making voting decisions, it will adopt policies for hiring, retaining, and supervising such Proxy Advisors.

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In addition, employees must notify the Compliance Team if they are aware of any potential conflict of interest between SouthernSun (including employees) and its clients associated with a proxy vote. The CCO will consider whether SouthernSun is subject to any material conflict of interest in connection with each proxy vote. It is impossible to anticipate all material conflicts of interest that could arise in connection with proxy voting. If SouthernSun detects a material conflict of interest in connection with a proxy solicitation, the Compliance Team will discuss with the applicable Investment Team member who will describe the proxy vote under consideration and identify the perceived conflict of interest. The Investment Team member will also propose the course of action that the Investment Team member believes is in the clients’ best interests.

If it is determined that a material conflict of interest is present and SouthernSun cannot otherwise mitigate or remove the conflict, SouthernSun may determine whether to instead follow the recommendation of a Proxy Advisor so long as SouthernSun concludes that the Proxy Advisor can appropriately provide a voting recommendation. The CCO will retain documentation of the determination to utilize the Proxy Advisor’s recommendation.

Proxy Voting Guidelines

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors. We will evaluate board structures on a case-by-case basis.

Approval of Independent Registered Public Accounting Firm

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis for instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

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Executive Compensation Plans

We believe that appropriately designed executive compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.

We may also consider many other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We typically view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings, and to remove directors, to be fundamental to good corporate governance. However, we will also take into consideration management’s views on specific shareholder rights proposals to ensure that management is not potentially distracted by proposals which are frivolous or appear to be motivated by a short-term perspective.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

Shareholder Rights Plans

There are shareholder rights plans which, when triggered by a hostile acquisition, attempt to give shareholders share purchase or sale rights so far out of line with the market that certain shareholders are advantaged, possibly at the risk of diminution of wealth to the company. These rights plans are known as poison pills, and such measures may tend to entrench current management, which may be considered to have a negative impact on shareholder value. There are arguments in favor of and against these rights plans.

We believe the best approach is for a company to seek shareholder approval of rights plans, and we generally support shareholder resolutions requesting that shareholders be given the opportunity to vote on the adoption of rights plans.

Maintenance of Records

We will maintain records of our proxy voting and any document created that was material in determining the vote for at least five years (two years on-site).

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Investment Company Issues

Proposal

The Funds may invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the 1940 Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is our policy to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act. After properly voted, the proxy materials are placed in a file maintained by our Director of Operations for future reference.

SEC Filings

The Form N-PX containing each U.S. mutual fund’s complete proxy voting record for the twelve-month period ended June 30 is filed by SEI Investments Global Funds Services with the SEC by August 31 of each year. These Proxy Voting Policies and Procedures are filed in the Funds’ registration statement. In addition, SouthernSun files an N-PX subject to Rule 14d-1 with the SEC each year for all other client accounts in order to report on all “say-on-pay” votes. Additional information on our N-PX obligations is found in the policy for “ACR Processes and Internal Controls.”

Procedures

SouthernSun has adopted procedures to implement the firm’s policy and to monitor and ensure that the firm’s policy is observed, implemented properly, and amended or updated, as appropriate, and includes the following:

Voting

•	The Operations Team is notified either electronically or by regular mail of any upcoming proxy votes for pertinent securities as well as any accompanying materials/documentation.

•	The Operations Team then notifies the primary analyst on the Investment Team that is responsible for voting proxies for said security.

•	The primary analyst shall determine the appropriate voting decision according to the guidelines listed above. In addition, a separate analyst on the Investment Team must also review and approve such proxy voting decision. In certain instances, the client may provide specific proxy voting guidelines (e.g., AFL-CIO proxy voting guidelines) and request that the firm votes in accordance with such guidelines. The Investment Team, as a whole, may discuss particular items on a company’s voting ballot in order to determine how to vote.

•	The Operations Team will determine which client accounts hold the security to which the proxy relates.

•	The Operations Team will tabulate all custodial records and send the proxy vote to the company either electronically or by regular mail; provided that, the Operations Team will only be able to successfully submit a proxy vote in the case of foreign securities if the appropriate authorizations have been provided to the client’s custodian.

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•	Any breakdowns in the voting process (e.g., missed votes, incorrect votes) must be immediately escalated to the Director of Operations and Chief Compliance Officer for resolution.

•	As a matter of practice, SouthernSun generally will not vote proxies associated with Exchange Traded Funds (“ETFs”), money market funds, or for securities that are on loan or no longer in the firm’s investment strategies at the time of the relevant proxy vote.

•	SouthernSun will generally not participate in companies domiciled in countries requiring share blocking. For situations that involve a power of attorney, SouthernSun cannot guarantee that a vote will be accepted.

Disclosure

•	SouthernSun will provide conspicuously displayed information in its Form ADV summarizing our proxy voting policy and procedures, including a statement that clients may request information regarding how SouthernSun voted proxies, and that clients may request a copy of our proxy policies and procedures.

•	SouthernSun will also seek to include the following disclosure in its client agreements:

We have adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Interpretive Bulletin 2008-2, 29

C.F.R. 2509.08-2 (Oct. 17, 2008).

•	The Compliance Team will also send a copy of our policy to all new clients while the Operations Team is responsible for an annual delivery to all existing clients.

Client Requests for Information

•	All client requests for information regarding proxy votes or policies and procedures that are received by any employee should be forwarded to the Operations and Client Relations Teams.

•	In response to any request, the Operations and/or Client Relations Teams will prepare a written response to the client with the information requested and, as applicable, will include the name of the issuer, the proposal voted upon, and how SouthernSun voted the client’s proxy with respect to each proposal about which client inquired.

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Records Retention

We will maintain the following records:

•	Copies of all written policies and procedures,
•	A copy of each proxy statement received,
•	A record of each vote cast,
•	A copy of any document created that was material to making a decision how to vote proxies or that memorializes the basis for that decision, and
•	A copy of each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the investment adviser to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.
•	SouthernSun will also retain the following information in connection with each proxy vote:
◦	the Issuer’s name;
◦	the security’s ticker symbol or CUSIP, as applicable;
◦	the shareholder meeting date;
◦	the number of shares that the Company cast or instructed to be cast;
◦	the number of shares loaned and not recalled (if subject to Form N-PX);
◦	a brief identification of the matter voted on;
◦	whether the matter was proposed by the Issuer or a security-holder; and
◦	how the Company cast its vote (for, against, or abstain)

Other

Client and Other Information

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge and upon request, by calling (901) 341-2700, or email to operations@southernsunam.com. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request.

When proxies have not been received on behalf of a client, we will make reasonable efforts to obtain missing proxies. With respect to foreign holdings, record and voting deadline dates may be announced with limited time to respond. As such, SouthernSun will make best efforts to respond in a timely manner. In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities. In the event that a client has additional securities that we do not manage in a particular account, SouthernSun will provide the proxy voting information directly to the client so that they can vote the proxy personally. Absent an explicit agreement, SouthernSun does not engage in or monitor legal proceedings, including class-action claims, on behalf of its clients. Any notification obligations for class-action lawsuits are the responsibility of the applicable custodian.

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PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) The Advisors’ Inner Circle Fund III’s (the “Registrant”) Certificate of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(a)(2) Registrant’s Agreement and Declaration of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(a)(3) Amendment No. 1 to the Registrant’s Agreement and Declaration of Trust, dated September 10, 2020, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 260 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-021223 on November 2, 2020.

(b)(1) Registrant’s Amended and Restated By-Laws, dated September 18, 2014, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(b)(2) Amendment No. 1, dated June 25, 2020, to the Registrant’s Amended and Restated By-Laws is incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 242 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-014043 on July 20, 2020.

(c) See Article III and Article V of the Agreement and Declaration of Trust, which has been incorporated by reference in Exhibit (a)(2) to this Registration Statement.

(d)(1)(i) Investment Advisory Agreement, dated September 15, 2017, between the Registrant and MetLife Investment Management, LLC (“MetLife”), relating to the MetLife Core Plus Fund, MetLife Multi-Sector Fixed Income Fund, MetLife High Yield Opportunistic Fund and MetLife Small Company Equity Fund (together, the “MetLife Funds”), is incorporated herein by reference to Exhibit (d)(1)(iv) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-18-000054 on January 26, 2018.

(d)(1)(ii) Amendment, dated July 1, 2019, to the Investment Advisory Agreement, dated September 15, 2017, between the Registrant and MetLife, relating to the MetLife Funds, is incorporated herein by reference to Exhibit (d)(1)(iii) of Post-Effective Amendment No. 204 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-016580 on September 13, 2019.

(d)(1)(iii) Amended Schedule A, dated July 18, 2025, to the Investment Advisory Agreement, dated September 15, 2017, as amended July 1, 2019, between the Registrant and MetLife, is incorporated herein by reference to Exhibit (d)(1)(iii) of Post-Effective Amendment No. 382 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-018088 on September 12, 2025.

(d)(1)(iv) Investment Advisory Agreement, dated February 26, 2015, between the Registrant and Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors”), relating to the Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Fund and Knights of Columbus International Equity Fund, is incorporated herein by reference to Exhibit (d)(1)(v) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000079 on February 26, 2015.

(d)(1)(v) Amended Schedule A, dated May 7, 2024, to the Investment Advisory Agreement, dated February 26, 2015, between the Registrant and Knights of Columbus Asset Advisors, relating to the Knights of Columbus Asset Advisors, relating to the Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Fund, Knights of Columbus International Equity Fund, Knights of Columbus Long/Short Equity Fund, Knights of Columbus U.S. All Cap Index Fund and Knights of Columbus Real Estate Fund (formerly, Knights of Columbus Global Real Estate Fund) (the “Knights of Columbus Funds”), is incorporated herein by reference to Exhibit (d)(1)(v) of Post-Effective Amendment No. 372 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-004394 on February 28, 2025.

(d)(1)(vi) Investment Advisory Agreement, dated October 30, 2015, between the Registrant and PineBridge Investments LLC (“PineBridge”), relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(d)(1)(vii) Investment Advisory Agreement, dated April 30, 2020, between the Registrant and RWC Asset Advisors (US) LLC (“RWC”), relating to the Redwheel Global Emerging Equity Fund (formerly, RWC Global Emerging Equity Fund), is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 283 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-006410 on March 12, 2021.

(d)(1)(viii) Investment Advisory Agreement, dated December 15, 2016, between the Registrant and GQG Partners LLC (“GQG Partners”), relating to the GQG Partners Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(1)(xi) of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(d)(1)(ix) Amended Schedule A, dated March 31, 2020, to the Investment Advisory Agreement, dated December 15, 2016, between the Registrant and GQG Partners, relating to the GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund and GQG Partners Global Quality Equity Fund, (together, the “GQG Equity Funds”), is incorporated herein by reference to Exhibit (d)(1)(xi) of Post-Effective Amendment No. 235 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-008819 on April 29, 2020.

(d)(1)(x) Investment Advisory Agreement, dated June 28, 2021, between the Registrant and GQG Partners, relating to the GQG Partners International Quality Value Fund, GQG Partners US Quality Value Fund, and GQG Partners Global Quality Value Fund (together, the “GQG Value Funds”), is incorporated herein by reference to Exhibit (d)(1)(xi) of Post-Effective Amendment No. 296 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-013690 on June 30, 2021.

(d)(1)(xi) Amendment, dated July 10, 2025, to the Investment Advisory Agreement, dated June 28, 2021, between the Registrant and GQG Partners relating to the GQG Value Funds and the GQG US Equity ETF, is incorporated herein by reference to Exhibit (d)(1)(x) of Post-Effective Amendment No. 381 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-014067 on July 29, 2025.

(d)(1)(xii) Amended and Restated Schedule A, dated July 10, 2025, to the Investment Advisory Agreement, dated June 28, 2021, between the Registrant and GQG Partners relating to the GQG Value Funds and the GQG US Equity ETF, is incorporated herein by reference to Exhibit (d)(1)(xi) of Post-Effective Amendment No. 381 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-014067 on July 29, 2025.

(d)(1)(xiii) Investment Advisory Agreement, dated May 18, 2018, between the Registrant and Penn Mutual Asset Management, LLC (“PMAM”), relating to the Penn Mutual AM Strategic Income Fund, is incorporated herein by reference to Exhibit (d)(1)(xvii) of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-007885 on May 22, 2018.

(d)(1)(xiv) Amended Schedule A, dated July 29, 2020, to the Investment Advisory Agreement, dated May 18, 2018, between the Registrant and PMAM, relating to the Penn Mutual AM Strategic Income Fund and the Penn Mutual AM 1847 Income Fund (together, the “Penn Mutual Funds”), is incorporated herein by reference to Exhibit (d)(1)(xv) of Post-Effective Amendment No. 243 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-014613 on July 29, 2020.

(d)(1)(xv) Investment Advisory Agreement, dated September 21, 2018, between the Registrant and KBI Global Investors (North America) Ltd (“KBI”), relating to the KBI Global Investors Aquarius Fund, is incorporated herein by reference to Exhibit (d)(1)(xix) of Post-Effective Amendment No. 148 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-013996 on September 26, 2018.

(d)(1)(xvi) Investment Advisory Agreement, dated January 3, 2019, between the Registrant and Nicholas Investment Partners, L.P. (“Nicholas”), relating to the Nicholas Partners Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(1)(xxii) of Post-Effective Amendment No. 171 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-000717 on January 16, 2019.

(d)(1)(xvii) Amended and Restated Investment Advisory Agreement, dated December 9, 2025, between the Registrant and Rayliant Asset Management (“Rayliant”), relating to the Rayliant Wilshire NXTGEN US Large Cap Equity ETF (formerly, Rayliant Quantitative Developed Market Equity ETF), Rayliant Wilshire NXTGEN Emerging Markets Equity ETF (formerly, Rayliant Quantamental Emerging Market ex-China Equity ETF) and Rayliant SMDAM Japan Equity ETF (together, the “Rayliant ETFs”), is incorporated herein by reference to Exhibit (d)(1)(xvii) of Post-Effective Amendment No. 388 to the Registrant’s Registration Statement on Form N-1A (File No, 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-022747 on December 19, 2025.

(d)(1)(xviii) Investment Advisory Agreement, dated September 30, 2020 between the Registrant and Chevy Chase Trust Company (“CCT”), relating to the CCT Thematic Equity Fund, is incorporated herein by reference to Exhibit (d)(1)(xxvi) of Post-Effective Amendment No. 260 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-021223 on November 2, 2020.

(d)(1)(xix) Investment Advisory Agreement, dated October 30, 2020 between the Registrant and Reflection Asset Management, LLC (“Reflection”), relating to the Democratic Large Cap Core ETF (formerly, DEMZ Political Contributions ETF), is incorporated herein by reference to Exhibit (d)(1)(xxvii) of Post-Effective Amendment No. 260 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-021223 on November 2, 2020.

(d)(1)(xx) Investment Advisory Agreement, dated December 15, 2020, between the Registrant and SouthernSun Asset Management, LLC (“SouthernSun”), relating to the SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund (together, the “SouthernSun Funds”), is incorporated herein by reference to Exhibit (d)(1)(xxiv) of Post-Effective Amendment No. 279 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-001613 on January 28, 2021.

(d)(1)(xxi) Investment Advisory Agreement, dated December 9, 2020, between the Registrant and Brookmont Capital Management, LLC (“Brookmont”), relating to the First Foundation Fixed Income Fund and First Foundation Total Return Fund (together, the “First Foundation Funds”), is incorporated herein by reference to Exhibit (d)(1)(xxvi) of Post-Effective Amendment No. 276 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-000893 on January 15, 2021.

(d)(1)(xxii) Investment Advisory Agreement, dated March 29, 2021, between the Registrant and Democracy Investment Management LLC (“Democracy”), relating to the Democracy International Fund, is incorporated herein by reference to Exhibit (d)(1)(xxviii) of Post-Effective Amendment No. 284 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-007404 on March 30, 2021.

(d)(1)(xxiii) Investment Advisory Agreement, dated April 20, 2021, between the Registrant and ARGA Investment Management, LP (“ARGA”), relating to the ARGA Emerging Markets Value Fund and ARGA International Value Fund, is incorporated herein by reference to Exhibit (d)(1)(xxx) of Post-Effective Amendment No. 288 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-009257 on April 30, 2021.

(d)(1)(xxiv) Amended and Restated Schedule A, dated August 14, 2023, to the Investment Advisory Agreement, dated April 20, 2021, between the Registrant and ARGA, relating to the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund (together, the “ARGA Funds”), is incorporated herein by reference to Exhibit (d)(1)(xxxvi) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-017131 on August 30, 2023.

(d)(1)(xxv) Investment Advisory Agreement, dated January 19, 2022, between the Registrant and Strategas Asset Management, LLC (“Strategas”), relating to the Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF, is incorporated herein by reference to Exhibit (d)(1)(xxxv) of Post-Effective Amendment No. 318 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-004490 on February 28, 2022.

(d)(1)(xxvi) Investment Advisory Agreement, dated April 2, 2024, between the Registrant and Strategas, relating to the Strategas Macro Momentum ETF (together with the Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF, the “Strategas Funds”), is incorporated herein by reference to Exhibit (d)(1)(xl) of Post-Effective Amendment No. 356 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-006762 on April 2, 2024.

(d)(1)(xxvii) Investment Advisory Agreement, dated April 11, 2022, between the Registrant and FS Fund Advisor, LLC (“FS”), relating to the FS Multi-Strategy Alternatives Fund, is incorporated herein by reference to Exhibit (d)(1)(xxxvi) of Post-Effective Amendment No. 327 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-007321 on April 12, 2022.

(d)(1)(xxviii) Investment Advisory Agreement, dated April 11, 2022, between FS and FS Alternatives Fund (Cayman), relating to the FS Multi-Strategy Alternatives Fund, is incorporated herein by reference to Exhibit (d)(1)(xxxviii) of Post-Effective Amendment No. 327 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-007321 on April 12, 2022.

(d)(1)(xxix) Investment Advisory Agreement, dated September 30, 2024, between the Registrant and RWC Asset Management LLP (“RWC AM”), relating to the Redwheel Next Generation Power Infrastructure Fund, is incorporated herein by reference to Exhibit (d)(1)(xlv) of Post-Effective Amendment No. 362 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-018337 on September 30, 2024.

(d)(1)(xxx) Investment Advisory Agreement, dated November 6, 2024, between the Registrant and Brown Advisory, LLC (“Brown Advisory”), relating to the Brown Advisory Flexible Equity ETF, is incorporated herein by reference to Exhibit (d)(1)(xlvi) of Post-Effective Amendment No. 367 to the Registrant’s Registration Statement on form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001752724-24-275936 on November 27, 2024.

(d)(1)(xxxi) Amended and Restated Schedule A, dated [DATE], to the Investment Advisory Agreement, dated November 6, 2024, between the Registrant and Brown Advisory, relating to the Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Value ETF, Brown Advisory Sustainable Growth ETF and Brown Advisory International Value Select ETF (together, the “Brown Advisory Funds”), to be filed by amendment.

(d)(2)(i) Investment Sub-Advisory Agreement, dated September 10, 2019, between Knights of Columbus Asset Advisors and L2 Asset Management, LLC (“L2”), is incorporated herein by reference to Exhibit (d)(2)(iii) of Post-Effective Amendment No. 208 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-017246 on September 27, 2019.

(d)(2)(ii) Amended and Restated Schedule A, dated December 1, 2024, to the Investment Sub-Advisory Agreement, dated September 10, 2019, between Knights of Columbus Asset Advisors and L2, is incorporated herein by reference to Exhibit (d)(2)(ii) of Post-Effective Amendment No. 372 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-004394 on February 28, 2025.

(d)(2)(iii) Investment Sub-Advisory Agreement, dated October 30, 2020, between Reflection and Exchange Traded Concepts, LLC (“ETC”), is incorporated herein by reference to Exhibit (d)(2)(v) of Post-Effective Amendment No. 260 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-021223 on November 2, 2020.

(d)(2)(iv) Investment Sub-Advisory Agreement, dated January 8, 2021, between Brookmont and First Foundation Advisors (“First Foundation”), is incorporated herein by reference to Exhibit (d)(2)(iv) of Post-Effective Amendment No. 276 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-000893 on January 15, 2021.

(d)(2)(v) Amended and Restated Schedule A, dated January 27, 2023, to the Investment Sub-Advisory Agreement, dated January 8, 2021, between Brookmont and First Foundation, is incorporated herein by reference to Exhibit (d)(2)(v) of Post-Effective Amendment No. 336 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-001241 on January 27, 2023.

(d)(2)(vi) Investment Sub-Advisory Agreement, dated September 26, 2023, between Democracy and Vident Advisory, LLC (“Vident”), is incorporated herein by reference to Exhibit (d)(2)(vi) of Post-Effective Amendment No. 353 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-001187 on January 26, 2024.

(d)(2)(vii) Amended and Restated Investment Sub-Advisory Agreement, dated April 2, 2024, between Strategas and Vident, is incorporated herein by reference to Exhibit (d)(2)(ix) of Post-Effective Amendment No. 356 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-006762 on April 2, 2024.

(d)(2)(viii) Investment Sub-Advisory Agreement, dated April 11, 2022, between FS and Wilshire Advisors LLC (formerly, Wilshire Associates Incorporated) (“Wilshire”), is incorporated herein by reference to Exhibit (d)(2)(ix) of Post-Effective Amendment No. 327 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-007321 on April 12, 2022.

(d)(2)(ix) Amended and Restated Schedule A, dated [XX], to the Investment Sub-Advisory Agreement, dated April 11, 2022, between FS and Wilshire, to be filed by amendment.

(d)(2)(x) Investment Sub-Advisory Agreement, dated April 11, 2022, between FS and MidOcean Credit Fund Management, L.P. (“MidOcean”), is incorporated herein by reference to Exhibit (d)(2)(xii) of Post-Effective Amendment No. 327 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-007321 on April 12, 2022.

(d)(2)(xi) Amended and Restated Schedule A, dated June 18, 2024, to the Investment Sub-Advisory Agreement, dated April 11, 2022, between FS and MidOcean, is incorporated herein by reference to Exhibit (d)(2)(xi) of Post-Effective Amendment No. 376 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-008293 on April 30, 2025.

(d)(2)(xii) Investment Sub-Advisory Agreement, dated October 12, 2022, between FS and Mariner Investment Group, LLC (“Mariner”), is incorporated herein by reference to Exhibit (d)(2)(xiv) of Post-Effective Amendment No. 335 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-022787 on November 28, 2022.

(d)(2)(xiii) Amended and Restated Schedule A, dated March 26, 2025, to the Investment Sub-Advisory Agreement, dated October 12, 2022, between FS and Mariner, is incorporated herein by reference to Exhibit (d)(2)(xiii) of Post-Effective Amendment No. 376 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-008293 on April 30, 2025.

(d)(2)(xiv) Investment Sub-Advisory Agreement, dated March 16, 2023, between FS and Waterfall Asset Management, LLC (“Waterfall”), is incorporated herein by reference to Exhibit (d)(2)(xvii) of Post-Effective Amendment No. 341 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-008289 on April 28, 2023.

(d)(2)(xv) Amended and Restated Schedule A, dated September 12, 2024, to the Investment Sub-Advisory Agreement, dated March 16, 2023, between FS and Waterfall, is incorporated herein by reference to Exhibit (d)(2)(xv) of Post-Effective Amendment No. 376 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-008293 on April 30, 2025.

(d)(2)(xvi) Investment Sub-Advisory Agreement, dated April 1, 2024, between Rayliant and Sumitomo Mitsui DS Asset Management Company, Ltd (“SMDAM”), is incorporated by reference to exhibit (d)(2)(xiv) of Post-Effective Amendment No. 359 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-013259 on July 29, 2024.

(d)(2)(xvii) Investment Sub-Advisory Agreement, dated June 24, 2024 between FS and Magnetar Asset Management LLC (“Magnetar”), is incorporated by reference to exhibit (d)(2)(xv) of Post-Effective Amendment No. 359 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-013259 on July 29, 2024.

(d)(2)(xviii) Investment Sub-Advisory Agreement, dated November 6, 2024, between Brown Advisory and Vident, is incorporated herein by reference to Exhibit (d)(2)(xvi) of Post-Effective Amendment No. 367 to the Registrant’s Registration Statement on form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001752724-24-275936 on November 27, 2024.

(d)(2)(xix) Amended and Restated Schedule A, dated [DATE], to the Investment Sub-Advisory Agreement, dated November 6, 2024, between Brown Advisory and Vident, to be filed by amendment.

(d)(3)(i) Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and MetLife, relating to the MetLife Funds, is incorporated herein by reference to Exhibit (d)(3)(i) of Post-Effective Amendment No. 382 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-018088 on September 12, 2025.

(d)(3)(ii) Amended and Restated Schedule A, dated July 18, 2025, to the Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and MetLife, relating to the MetLife Funds, is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 382 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-018088 on September 12, 2025.

(d)(3)(iii) Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and Knights of Columbus Asset Advisors, relating to the Knights of Columbus Funds, is incorporated herein by reference to Exhibit (d)(3)(iii) of Post-Effective Amendment No. 235 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-008819 on April 29, 2020.

(d)(3)(iv) Amended and Restated Schedule A, dated October 25, 2024, to the Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and Knights of Columbus Asset Advisors, relating to the Knights of Columbus Funds, is incorporated herein by reference to Exhibit (d)(3)(iii) of Post-Effective Amendment No. 369 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-023759 on December 30, 2024.

(d)(3)(v) Expense Limitation Agreement, dated December 23, 2015, between the Registrant and PineBridge, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(viii) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(d)(3)(vi) Amended Schedule A, dated April 26, 2019, to the Expense Limitation Agreement, dated December 23, 2015, between the Registrant and PineBridge, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(ix) of Post-Effective Amendment No. 184 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-007386 on April 30, 2019.

(d)(3)(vii) Expense Limitation Agreement, dated November 1, 2016, between the Registrant and RWC, relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit (d)(3)(x) of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(d)(3)(viii) Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and GQG Partners, relating to the GQG Equity Funds, is incorporated herein by reference to Exhibit (d)(3)(ix) of Post-Effective Amendment No. 334 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-014345 on July 29, 2022.

(d)(3)(ix) Amended Schedule A, dated July 21, 2022, to the Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and GQG Partners, relating to the GQG Equity Funds, is incorporated herein by reference to Exhibit (d)(3)(x) of Post-Effective Amendment No. 334 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-014345 on July 29, 2022.

(d)(3)(x) Expense Limitation Agreement, dated June 28, 2021, between the Registrant and GQG Partners, relating to the GQG Value Funds, is incorporated herein by reference to Exhibit (d)(3)(xiii) of Post-Effective Amendment No. 296 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-013690 on June 30, 2021.

(d)(3)(xi) Amended Schedule A, dated July 25, 2025, to the Expense Limitation Agreement, dated June 28, 2021, between the Registrant and GQG Partners, related to the GQG Value Funds and GQG US Equity ETF, is incorporated herein by reference to Exhibit (d)(3)(x) of Post-Effective Amendment No. 381 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-014067 on July 29, 2025.

(d)(3)(xii) Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and PMAM, relating to the Penn Mutual AM Strategic Income Fund, is incorporated herein by reference to Exhibit (d)(3)(xiii) of Post-Effective Amendment No. 330 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-008418 on April 29, 2022.

(d)(3)(xiii) Amended Schedule A, dated November 1, 2020, to the Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and PMAM, relating to the Penn Mutual Funds, is incorporated herein by reference to Exhibit (d)(3)(xiv) of Post-Effective Amendment No. 330 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-008418 on April 29, 2022.

(d)(3)(xiv) Expense Limitation Agreement, dated September 21, 2018, between the Registrant and KBI, relating to the KBI Global Investors Aquarius Fund, is incorporated herein by reference to Exhibit (d)(3)(xxiii) of Post-Effective Amendment No. 148 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-013996 on September 26, 2018.

(d)(3)(xv) Amended Schedule A, dated September 30, 2022, to the Expense Limitation Agreement, dated September 21, 2018, between the Registrant and KBI, is incorporated herein by reference to Exhibit (d)(3)(xvi) of Post-Effective Amendment No. 335 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-022787 on November 28, 2022.

(d)(3)(xvi) Expense Limitation Agreement, dated January 3, 2019, between the Registrant and Nicholas, relating to the Nicholas Partners Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(3)(xxiv) of Post-Effective Amendment No. 171 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-000717 on January 16, 2019.

(d)(3)(xvii) Expense Limitation Agreement, dated October 10, 2023, between the Registrant and Rayliant, relating to the Rayliant ETFs, is incorporated by reference to exhibit (d)(3)(xix) of Post-Effective Amendment No. 359 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-013259 on July 29, 2024.

(d)(3)(xviii) Amended and Restated Schedule A, dated December 9, 2025, to the Expense Limitation Agreement, dated October 10, 2023, between the Registrant and Rayliant, relating to the Rayliant SMDAM Japan Equity ETF, is incorporated herein by reference to Exhibit (d)(3)(xviii) of Post-Effective Amendment No. 388 to the Registrant’s Registration Statement on Form N-1A (File No, 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-022747 on December 19, 2025.

(d)(3)(xix) Expense Limitation Agreement, dated September 30, 2020, between the Registrant and CCT, relating to the CCT Thematic Equity Fund, is incorporated herein by reference to Exhibit (d)(3)(xxvi) of Post-Effective Amendment No. 260 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-021223 on November 2, 2020.

(d)(3)(xx) Amended and Restated Expense Limitation Agreement, dated January 31, 2022, between the Registrant and SouthernSun, relating to the SouthernSun Small Cap Fund, is incorporated herein by reference to Exhibit (d)(3)(xxiv) of Post-Effective Amendment No. 317 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-001326 on January 28, 2022.

(d)(3)(xxi) Amended and Restated Expense Limitation Agreement, dated January 31, 2022, between the Registrant and SouthernSun, relating to the SouthernSun U.S. Equity Fund, is incorporated herein by reference to Exhibit (d)(3)(xxv) of Post-Effective Amendment No. 317 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-001326 on January 28, 2022.

(d)(3)(xxii) Expense Limitation Agreement, dated December 9, 2020, between the Registrant and Brookmont, relating to the First Foundation Funds, is incorporated herein by reference to Exhibit (d)(3)(xxvi) of Post-Effective Amendment No. 276 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-000893 on January 15, 2021.

(d)(3)(xxiii) Expense Limitation Agreement, dated December 16, 2021, between the Registrant and LGIMA, is incorporated herein by reference to Exhibit (d)(3)(xxvii) of Post-Effective Amendment No. 333 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-010607 on May 26, 2022.

(d)(3)(xxiv) Expense Limitation Agreement, dated April 20, 2021, between the Registrant and ARGA, relating to the ARGA Emerging Markets Value Fund and ARGA International Value Fund, is incorporated herein by reference to Exhibit (d)(3)(xxx) of Post-Effective Amendment No. 288 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-009257 on April 30, 2021.

(d)(3)(xxv) Amended and Restated Schedule A, dated August 14, 2023, to the Expense Limitation Agreement, dated April 20, 2021, between the Registrant and ARGA, relating to the ARGA Funds, is incorporated herein by reference to Exhibit (d)(3)(xxxi) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-017131 on August 30, 2023.

(d)(3)(xxvi) Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement, dated April 13, 2023, between the Registrant and Democracy, relating to the Democracy International Fund, is incorporated herein by reference to Exhibit (d)(3)(xxxiv) of Post-Effective Amendment No. 341 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-008289 on April 28, 2023.

(d)(3)(xxvii) Expense Limitation Agreement, dated April 11, 2022, between the Registrant and FS, relating to the FS Multi-Strategy Alternatives Fund, is incorporated herein by reference to Exhibit (d)(3)(xxxiv) of Post-Effective Amendment No. 327 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-007321 on April 12, 2022.

(d)(3)(xxviii) Amended and Restated Schedule A, dated April 26, 2023, to the Expense Limitation Agreement, dated April 11, 2022, between the Registrant and FS, relating to the FS Multi-Strategy Alternatives Fund, is incorporated herein by reference to Exhibit (d)(3)(xxxv) of Post-Effective Amendment No. 357 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-008224 on April 29, 2024.

(d)(3)(xxix) Expense Limitation Agreement, dated April 2, 2024, between the Registrant and Strategas, relating to the Strategas Funds, is incorporated herein by reference to Exhibit (d)(3)(xxxvii) of Post-Effective Amendment No. 356 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-006762 on April 2, 2024.

(d)(3)(xxx) Expense Limitation Agreement, dated September 30, 2024, between the Registrant and RWC AM, relating to the Redwheel Next Generation Power Infrastructure Fund, is incorporated herein by reference to Exhibit (d)(3)(xxxvii) of Post-Effective Amendment No. 362 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-018337 on September 30, 2024.

(d)(3)(xxxi) Expense Limitation Agreement, dated November 6, 2024, between the Registrant and Brown Advisory, relating to the Brown Advisory Flexible Equity ETF, is incorporated herein by reference to Exhibit (d)(3)(xxxviii) of Post-Effective Amendment No. 367 to the Registrant’s Registration Statement on form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001752724-24-275936 on November 27, 2024.

(d)(3)(xxxii) Amended and Restated Schedule A, dated [DATE], to the Expense Limitation Agreement, dated November 6, 2024, between the Registrant and Brown Advisory, relating to the Brown Advisory Funds, to be filed by amendment.

(e)(1)(i) Distribution Agreement, dated February 12, 2014, between the Registrant and SEI Investments Distribution Co. (“SIDCO”), is incorporated herein by reference to Exhibit (e) of the Registrant’s Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(e)(1)(ii) Amendment No. 1, dated December 7, 2017, to the Distribution Agreement, dated February 12, 2014, between the Registrant and SIDCO, is incorporated herein by reference to Exhibit (e)(1)(ii) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-18-000054 on January 26, 2018.

(e)(2) Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 270 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-025276 on December 30, 2020.

(f) Not Applicable.

(g)(1)(i) Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(g)(1)(ii) Amendment, dated September 9, 2024 to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co., is incorporated herein by reference to Exhibit (g)(1)(ii) of Post-Effective Amendment No. 362 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-018337 on September 30, 2024.

(g)(1)(iii) Joinder, dated December 16, 2020, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(2)(iii) of Post-Effective Amendment No. 282 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-005124 on February 26, 2021.

(g)(2)(i) Custodian Agreement, dated November 16, 2018, between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (g)(3)(i) of Post-Effective Amendment No. 171 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-000717 on January 16, 2019.

(g)(2)(ii) Amended Appendix A, dated August 12, 2020, to the Custodian Agreement, dated November 16, 2018, between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (g)(3)(iv) of Post-Effective Amendment No. 260 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-021223 on November 2, 2020.

(g)(3)(i) Custodian and Transfer Agent Agreement, dated October 20, 2020, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 260 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-021223 on November 2, 2020.

(g)(3)(ii) Amended Exhibit A, dated January 19, 2022, to the Custodian and Transfer Agent Agreement dated October 20, 2020, between the Registrant and Brown Brothers Harriman & Co., is incorporated herein by reference to Exhibit (g)(3)(ii) of Post-Effective Amendment No. 318 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-004490 on February 28, 2022.

(g)(3)(iii) Amended Exhibit A to the Custodian and Transfer Agent Agreement, dated October 20, 2020, between the Registrant and Brown Brothers Harriman & Co., is incorporated by reference to Exhibit (g)(3)(iii) of Post-Effective Amendment No. 359 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-013259 on July 29, 2024.

(g)(3)(iv) Form of Amended Exhibit A, dated [Date], to the Custodian and Transfer Agent Agreement, dated October 20, 2020, between the Registrant and Brown Brothers Harriman & Co., is incorporated herein by reference to Exhibit (g)(3)(iv) of Post-Effective Amendment No. 377 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-010941 on May 30, 2025.

(h)(1)(i) Amended and Restated Administration Agreement, dated November 16, 2018, between the Registrant and SEI Investments Global Funds Services (“SEI GFS”), is incorporated herein by reference to Exhibit (h)(1)(i) of Post-Effective Amendment No. 160 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-017157 on November 28, 2018.

(h)(1)(ii) Amendment No. 2, dated June 22, 2023, to the Amended and Restated Administration Agreement, dated November 16, 2018, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(1)(ii) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-017131 on August 30, 2023.

(h)(2)(i) Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(4) of the Registrant’s Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(h)(2)(i)(a) Amendment No. 1, dated April 30, 2018, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(a) of Post-Effective Amendment No. 160 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-017157 on November 28, 2018.

(h)(2)(i)(b) Amendment, dated June 19, 2018, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(b) of Post-Effective Amendment No. 160 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-017157 on November 28, 2018.

(h)(2)(i)(c) Amendment, dated June 26, 2018, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(c) of Post-Effective Amendment No. 160 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-017157 on November 28, 2018.

(h)(2)(i)(d) Amendment, dated July 16, 2019, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), incorporated herein by reference to Exhibit (h)(2)(i)(d) of Post-Effective Amendment No. 330 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-008418 on April 29, 2022.

(h)(2)(i)(e) Amendment No. 3, dated December 15, 2023, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(r) of Post-Effective Amendment No. 353 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-001187 on January 26, 2024.

(h)(2)(i)(f) Advisor Complex Schedule relating to the MetLife Funds, dated December 18, 2014, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(d) of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(h)(2)(i)(g) Advisor Complex Schedule relating to the Knights of Columbus Funds, dated January 21, 2015, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(e) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(h)(2)(i)(h) Advisor Complex Schedule relating to the Redwheel Global Emerging Equity Fund and Redwheel Next Generation Power Infrastructure Fund, dated December 30, 2016, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(g) of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(h)(2)(i)(i) Advisor Complex Schedule relating to the GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners International Quality Value Fund, GQG Partners US Quality Value Fund and GQG Partners Global Quality Value Fund (together, the “GQG Funds”), dated December 28, 2016, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(h) of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(h)(2)(i)(j) Advisor Complex Schedule relating to the Penn Mutual Funds, dated July 2, 2018, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(l) of Post-Effective Amendment No. 243 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-014613 on July 29, 2020.

(h)(2)(i)(k) Advisor Complex Schedule relating to the MetLife High Yield Opportunistic Fund (f/k/a Mesirow High Yield Fund) and MetLife Small Company Equity Fund (f/k/a Mesirow Small Company Fund), dated December 3, 2018, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(m) of Post-Effective Amendment No. 171 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-000717 on January 16, 2019.

(h)(2)(i)(l) Advisor Complex Schedule relating to the Nicholas Partners Small Cap Growth Fund, dated January 16, 2019, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(o) of Post-Effective Amendment No. 183 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-007372 on April 30, 2019.

(h)(2)(i)(m) Advisor Complex Schedule relating to the LGIMA Funds, dated May 27, 2021, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(n) of Post-Effective Amendment No. 308 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-020413 on October 26, 2021.

(h)(2)(i)(n) Advisor Complex Schedule relating to the First Foundation Funds, dated January 11, 2021, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(r) of Post-Effective Amendment No. 282 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-005124 on February 26, 2021.

(h)(2)(i)(o) Advisor Complex Schedule relating to the FS Multi-Strategy Alternatives Fund, dated April 11, 2022, to the Agency Agreement, dated March 12, 2014, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to Exhibit (h)(2)(i)(q) of Post-Effective Amendment No. 336 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-001241 on January 27, 2023.

(h)(2)(ii)(a) Second Amended and Restated Transfer Agency Services Agreement, dated May 31, 2021, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit (h)(2)(ii)(a) of Post-Effective Amendment No. 310 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-022453 on November 24, 2021.

(h)(2)(ii)(b) Amendment, dated August 30, 2023, to the Second Amended and Restated Transfer Agency Services Agreement, dated May 31, 2021, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit (h)(2)(ii)(b) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-017131 on August 30, 2023.

(h)(3)(i) Amended and Restated Shareholder Services Plan, dated December 10, 2015, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001068 on February 26, 2016.

(h)(3)(ii) Amended Exhibit A, dated June 22, 2023, to the Amended and Restated Shareholder Services Plan, dated December 10, 2015, is incorporated herein by reference to Exhibit (h)(3)(ii) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-017131 on August 30, 2023.

(h)(4) License Agreement, dated December 5, 2019, between the Registrant and Knights of Columbus Asset Advisors, relating to the Knights of Columbus U.S. All Cap Index Fund, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 231 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-004731 on February 28, 2020.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)(1) Consent of Independent Registered Public Accounting firm, Ernst & Young LLP, relating to the Democratic Large Cap Core ETF and Rayliant ETFs, is filed herewith.

(j)(2) Consent of Independent Registered Public Accounting firm, PricewaterhouseCoopers LLP, relating to the Nicholas Partners Small Cap Growth Fund, Redwheel Funds, SouthernSun Funds and the First Foundation Funds, is filed herewith.

(j)(3) Consent of Independent Registered Public Accounting firm, Cohen & Company Ltd., relating to the Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Value ETF and Brown Advisory Sustainable Growth ETF, is filed herewith.

(j)(4) Consent of Independent Registered Public Accounting firm, Deloitte & Touche LLP, relating to the First Foundation Funds, is filed herewith.

(j)(5) Consent of Independent Registered Public Accounting firm, PricewaterhouseCoopers LLP, relating to the MetLife Funds, is filed herewith.

(j)(6) Consent of Independent Registered Public Accounting firm, Cohen & Company Ltd., relating to the MetLife Funds, is filed herewith.

(k) Not Applicable.

(l) Initial Capital Agreement, dated March 4, 2014, is incorporated herein by reference to Exhibit (l) of the Registrant’s Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(m)(1) Amended and Restated Distribution Plan, dated March 3, 2015, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 45 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(m)(2) Amended Schedule A, dated June 18, 2024, to the Amended and Restated Distribution Plan, dated March 3, 2015, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 362 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-018337 on September 30, 2024.

(m)(3) ETF Distribution Plan, dated October 15, 2020, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 270 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-025276 on December 30, 2020.

(m)(4) Amended Schedule A, dated September 11, 2024, to the ETF Distribution Plan, dated October 15, 2020, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 366 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-020241 on November 7, 2024.

(m)(5) Amended Schedule A, dated June 18, 2025, to the ETF Distribution Plan, dated October 15, 2020, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment 380 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-012834 on July 7, 2025.

(n)(1) Registrant’s Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 12, 2014, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(n)(2) Amended and Restated Schedule D and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the Knights of Columbus Funds, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 208 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-017246 on September 27, 2019.

(n)(3) Schedule F and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(n)(4) Schedule H and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit (n)(5) of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001783 on October 21, 2016.

(n)(5) Amended and Restated Schedule I and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated June 24, 2021, relating to the GQG Funds, is incorporated herein by reference to Exhibit (n)(6) of Post-Effective Amendment No. 296 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-013690 on June 30, 2021.

(n)(6) Schedule M and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the KBI Global Investors Aquarius Fund, is incorporated herein by reference to Exhibit (n)(10) of Post-Effective Amendment No. 148 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-013996 on September 26, 2018.

(n)(7) Schedule N and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the MetLife High Yield Opportunistic Fund (f/k/a Mesirow High Yield Fund) and MetLife Small Company Equity Fund (f/k/a Mesirow Small Company Fund), is incorporated herein by reference to Exhibit (n)(12) of Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-017044 on November 27, 2018.

(n)(8) Schedule O and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the Nicholas Partners Small Cap Growth Fund, is incorporated herein by reference to Exhibit (n)(13) of Post-Effective Amendment No. 171 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-000717 on January 16, 2019.

(n)(9) Amended and Restated Schedule T and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the LGIMA Funds, is incorporated herein by reference to Exhibit (n)(11) of Post-Effective Amendment No. 346 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-012004 on June 13, 2023.

(n)(10) Schedule U and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the SouthernSun Funds, is incorporated herein by reference to Exhibit (n)(15) of Post-Effective Amendment No. 279 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-001613 on January 28, 2021.

(n)(11) Schedule V and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the First Foundation Funds, is incorporated herein by reference to Exhibit (n)(17) of Post-Effective Amendment No. 276 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-000893 on January 15, 2021.

(n)(12) Amended and Restated Schedule W and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the ARGA Funds, is incorporated herein by reference to Exhibit (n)(14) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-017131 on August 30, 2023.

(n)(13) Amended and Restated Schedule X and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the FS Multi-Strategy Alternatives Fund, is incorporated herein by reference to Exhibit (n)(16) of Post-Effective Amendment No. 335 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-022787 on November 28, 2022.

(n)(14) Schedule Z and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the Redwheel Next Generation Power Infrastructure Fund, is incorporated herein by reference to Exhibit (n)(16) of Post-Effective Amendment No. 362 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-018337 on September 30, 2024.

(o) Not Applicable.

(p)(1) Registrant’s Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of the Registrant’s Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(2) SIDCO Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 367 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001752724-24-275936 on November 27, 2024.

(p)(3) SEI GFS Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 367 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001752724-24-275936 on November 27, 2024.

(p)(4) MetLife Code of Ethics, dated April 30, 2007, as amended November 30, 2022, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 341 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-008289 on April 28, 2023.

(p)(5) Knights of Columbus Asset Advisors Code of Ethics, dated October 1, 2019, is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 235 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-008819 on April 29, 2020.

(p)(6) PineBridge Code of Ethics, dated July 2017, is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000992 on September 29, 2017.

(p)(7) RWC Code of Ethics, dated August 2016, is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 228 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-001402 on January 28, 2020.

(p)(8) GQG Partners Code of Ethics, is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 348 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-013753 on July 28, 2023.

(p)(9) PMAM Code of Ethics, dated February 22, 2017, is incorporated herein by reference to Exhibit (p)(22) of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-007885 on May 22, 2018.

(p)(10) KBI Code of Ethics, dated November 2017, is incorporated herein by reference to Exhibit (p)(22) of Post-Effective Amendment No. 148 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-013996 on September 26, 2018.

(p)(11) Nicholas Code of Ethics, dated August 1, 2019, is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 225 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-022972 on December 23, 2019.

(p)(12) L2 Code of Ethics is incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 208 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-19-017246 on September 27, 2019.

(p)(13) Rayliant Code of Ethics is incorporated herein by reference to Exhibit (p)(24) of Post-Effective Amendment No. 249 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-017803 on August 31, 2020.

(p)(14) CCT Code of Ethics is incorporated herein by reference to Exhibit (p)(19) of Post-Effective Amendment No. 335 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-022787 on November 28, 2022.

(p)(15) Reflection Code of Ethics is incorporated herein by reference to Exhibit (p)(26) of Post-Effective Amendment No. 260 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-021223 on November 2, 2020.

(p)(16) ETC Code of Ethics is incorporated herein by reference to Exhibit (p)(27) of Post-Effective Amendment No. 260 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-021223 on November 2, 2020.

(p)(17) SouthernSun Code of Ethics is incorporated herein by reference to Exhibit (p)(24) of Post-Effective Amendment No. 279 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-001613 on January 28, 2021.

(p)(18) Brookmont Code of Ethics is incorporated herein by reference to Exhibit (p)(25) of Post-Effective Amendment No. 276 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-000893 on January 15, 2021.

(p)(19) First Foundation Code of Ethics is incorporated herein by reference to Exhibit (p)(26) of Post-Effective Amendment No. 276 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-000893 on January 15, 2021.

(p)(20) LGIMA Code of Ethics incorporated herein by reference to Exhibit (p)(25) of Post-Effective Amendment No. 330 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-008418 on April 29, 2022.

(p)(21) Democracy Code of Ethics is incorporated herein by reference to Exhibit (p)(28) of Post-Effective Amendment No. 284 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-007404 on March 30, 2021.

(p)(22) Vident Code of Ethics, is incorporated herein by reference to Exhibit (p)(26) of Post-Effective Amendment No. 367 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001752724-24-275936 on November 27, 2024.

(p)(23) ARGA Code of Ethics, dated December 2024, is incorporated herein by reference to Exhibit (p)(24) of Post-Effective Amendment No. 376 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-008293 on April 30, 2025.

(p)(24) Strategas Code of Ethics, is incorporated herein by reference to Exhibit (p)(32) of Post-Effective Amendment No. 315 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-000786 on January 19, 2022.

(p)(25) FS Code of Ethics, is incorporated herein by reference to Exhibit (p)(33) of Post-Effective Amendment No. 327 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-007321 on April 12, 2022.

(p)(26) Wilshire Code of Ethics, is incorporated herein by reference to Exhibit (p)(34) of Post-Effective Amendment No. 348 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-013753 on July 28, 2023.

(p)(27) MidOcean Code of Ethics, is incorporated herein by reference to Exhibit (p)(37) of Post-Effective Amendment No. 327 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-007321 on April 12, 2022.

(p)(28) Mariner Code of Ethics is incorporated herein by reference to Exhibit (p)(38) of Post-Effective Amendment No. 335 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-22-022787 on November 28, 2022.

(p)(29) Waterfall Code of Ethics, is incorporated herein by reference to Exhibit (p)(40) of Post-Effective Amendment No. 341 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-23-008289 on April 28, 2023.

(p)(30) SMDAM Code of Ethics, is incorporated herein by reference to Exhibit (p)(38) of Post-Effective Amendment No. 355 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-006703 on April 1, 2024.

(p)(31) RWC AM Code of Ethics, is incorporated herein by reference to Exhibit (p)(37) of Post-Effective Amendment No. 362 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-018337 on September 30, 2024.

(p)(32) Magnetar Code of Ethics is incorporated herein by reference to Exhibit (p)(35) of Post-Effective Amendment No. 370 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-001295 on January 28, 2025.

(p)(33) Brown Advisory Code of Ethics, is incorporated herein by reference to Exhibit (p)(39) of Post-Effective Amendment No. 366 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-24-020241 on November 7, 2024.

(q)(1) Powers of Attorney for Messrs. Michael Beattie, Jon C. Hunt, Thomas P. Lemke, Jay C. Nadel and Randall S. Yanker are incorporated herein by reference to Exhibit (q)(1) of Post-Effective Amendment No. 262 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-023523 on November 25, 2020.

(q)(2) Resolution adopted by the Board of Trustees of the Registrant on October 15, 2020 is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 262 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-20-023523 on November 25, 2020.

(q)(3) Power of Attorney for Mr. Andrew Metzger is incorporated herein by reference to Exhibit (q)(3) of Post-Effective Amendment No. 284 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-007404 on March 30, 2021.

(q)(4) Power of Attorney for Ms. Nichelle Maynard-Elliott, is incorporated herein by reference to Exhibit (q)(4) of Post-Effective Amendment No. 296 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-21-013690 on June 30, 2021.

(q)(5) Power of Attorney for Mr. John Alshefski, is incorporated herein by reference to Exhibit (q)(5) of Post-Effective Amendment 380 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-25-012834 on July 7, 2025.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

FS Alternatives Fund (Cayman) is a wholly owned subsidiary of FS Multi-Strategy Alternatives Fund, a series of the Registrant.

ITEM 30. INDEMNIFICATION:

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in Article VII of the Trust’s Agreement and Declaration of Trust, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust’s request as a trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Trust’s By-Laws.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser (including sub-advisers), and each director, officer or partner of that investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers (or sub-advisers) and/or directors, officers or partners of each investment adviser (or sub-adviser) is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ARGA INVESTMENT MANAGEMENT, LP

ARGA Investment Management, LP (“ARGA”) serves as the investment adviser for the Registrant’s ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund. The principal address of ARGA is 1010 Washington Boulevard, 6th Floor, Stamford, Connecticut 06901. ARGA is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended December 31, 2023 and 2024.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
A. Rama Krishna, CFA Chief Investment Officer	Grip Charitable Foundation c/o A. Rama Krishna 18 Sidney Lanier Lane Greenwich, CT 06831	Vice President
	RSG Media Systems, LLC RSG Media Systems, LLC 450 Lexington Ave., 4th Floor New York, NY 10017	Advisory Board Member
	555 Apartment Holdings LLC c/o A. Rama Krishna 18 Sidney Lanier Lane Greenwich, CT 06831	Manager
	888 Pacific Holdings LLC c/o A. Rama Krishna 18 Sidney Lanier Lane Greenwich, CT 06831	Manager

Takashi Ito, CFA Global Business Analyst	CFA Society Stamford 1127 High Ridge Road #307 Stamford, Connecticut 06905	Board Member
John DeTore Director of Strategic R&D	Segall Bryant & Hamill Funds 540 West Madison Street Suite 1900 Chicago, IL 60661	Trustee, Chairman of the Nominating and Governance Committee

Brookmont capital management, LLC

Brookmont Capital Management, LLC (“Brookmont”) serves as the investment adviser for the Registrant’s First Foundation Fixed Income Fund and First Foundation Total Return Fund. The principal address of Brookmont is 5950 Berkshire Lane, Suite 1420, Dallas, TX 75225. Brookmont is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information as to other business, if any, and the directors and officers of Brookmont is set forth in its Form ADV, on file with the SEC (801-68533), and is incorporated herein by reference.

BROWN ADVISORY, LLC

Brown Advisory LLC (“Brown Advisory”) serves as the investment adviser for the Registrant’s Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Growth ETF, Brown Advisory Sustainable Value ETF and Brown Advisory International Value Select ETF. The principal address of Brown Advisory is 901 South Bond Street, Suite 400, Baltimore, Maryland 21231. Brown Advisory is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information as to other business, if any, and the directors and officers of Brown Advisory is set forth in its Form ADV, on file with the SEC (801-38826), and is incorporated herein by reference.

CHEVY CHASE TRUST COMPANY

Chevy Chase Trust Company (“CCT”) serves as the investment adviser for the Registrant’s CCT Thematic Equity Fund. The principal address of CCT is 7501 Wisconsin Avenue, 1500W, Bethesda, MD 20814. CCT is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided for the fiscal years ended July 31, 2024 and 2025.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
B.F. Saul II Chairman of the Board of Directors	Chevy Chase Holdings, Inc. and subsidiaries Saul Centers, Inc. B. F. Saul Real Estate Investment Trust and related investment vehicles and subsidiaries 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	CEO Chairman Chairman

John J. Whitaker President and CEO	ASB Capital Management LLC 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	Director
Paul R. Duncan Chief Compliance Officer	ASB Capital Management LLC 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	Chief Compliance Officer
Kevin M. Heilenday General Counsel	ASB Capital Management LLC 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	General Counsel, Investment Management Division
George P. Clancy Director	ASB Capital Management LLC Saul Centers, Inc. 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	Director Director
Gilbert M. Grosvenor Director	ASB Capital Management LLC B.F. Saul Real Estate Investment Trust 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	Director Trustee
Patricia Saul Vice Chair	Chevy Chase Holdings, Inc. and subsidiaries Saul Centers, Inc. B. F. Saul Real Estate Investment Trust and related investment vehicles and subsidiaries 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	Vice Chair Vice Chair Vice Chair
William F. McSweeny Director	ASB Capital Management LLC 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	Director
Earl A. Powell III Director	ASB Capital Management LLC Saul Centers, Inc. 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	Director Director

H. Gregory Platts Director	ASB Capital Management LLC Saul Centers, Inc. B.F. Saul Real Estate Investment Trust 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	Director Director Trustee
Wendelin A. White Director	Goulston & Storrs 1999 K Street, NW Suite 500 Washington, D.C. 20006	Of Counsel
Joel A. Friedman Chief Financial Officer	ASB Capital Management LLC Saul Centers, Inc. B. F. Saul Real Estate Investment Trust and related investment vehicles and subsidiaries 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	Chief Financial Officer Chief Accounting Officer Chief Accounting Officer
Thomas McLaughlin Accounting Manager	ASB Capital Management LLC Saul Centers, Inc. B. F. Saul Real Estate Investment Trust and related investment vehicles and subsidiaries 7501 Wisconsin Ave. 15th W Bethesda, MD 20814	Accounting Officer Accounting Officer Accounting Officer

DEMOCRACY INVESTMENT MANAGEMENT LLC

Democracy Investment Management LLC (“Democracy”) serves as the investment adviser for the Registrant’s Democracy International Fund. The principal address of Democracy is 1480 Moraga Road, Suite C #378, Moraga, California 94556. Democracy is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended December 31, 2023 and 2024.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Julie Cane, CEO Managing Partner	Wells Fargo Bank 420 Montgomery Street San Francisco CA 94194	Employee from Nov 2012 to Sept 2020
	California State Guard Moffett Field Mountain View, CA 94089	Captain in the 129th Air Support Unit, July 2020 to December 2021
Christopher Browne, CFA Chief Investment Officer, Partner	Autana International Services, Inc 1083 Vine St. #222 Healdsburg, CA 95448	Consultant
Richard Rikoski, Chief Economist	Hadal 1907 Dennison Street Oakland, CA 94606	Chief Executive Officer/Chief Scientist

Exchange Traded Concepts, LLC

Exchange Traded Concepts, LLC (“ETC”), serves as the investment sub-adviser for the Registrant’s Democratic Large Cap Core ETF (formerly, DEMZ Political Contributions ETF). The principal address of at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. ETC is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided as of September 30, 2023 and 2024.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
J. Garrett Stevens Chief Executive Officer	T.S. Phillips Investments, Inc.	Vice President
	Phillips Capital Advisors, Inc.	Vice President

First Foundation Advisors

First Foundation Advisors (“First Foundation”), serves as the investment sub-adviser for the Registrant’s First Foundation Fixed Income Fund and First Foundation Total Return Fund. The principal address of First Foundation is 18101 Von Karman Avenue, Suite 700, Irvine, California 92612. First Foundation is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended September 30, 2024 and 2025.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Scott F. Kavanaugh, Director	First Foundation Inc. 200 Crescent Court Suite 1400 Dallas, TX 75201	Chief Executive Officer and Vice Chairman
Gabriel Vazquez, Director[2]	Vistra Corp. 6555 Sierra Drive Irving, TX 75039	Associate General Counsel
Gary Tice, Director	First Foundation Inc. 200 Crescent Court Suite 1400 Dallas, TX 75201	Director[1]

Diane Rubin, Director[2]	Diane M. Rubin, CPA, a sole proprietorship 40380 Desert Creek Lane Rancho Mirage, CA 92270	Sole proprietor
Elizabeth Pagliarini, Director	Summit Healthcare REIT, Inc. 2 South Pointe Drive Suite 100 Lake Forest, CA 92630	Chief Operating Officer and Chief Financial Officer
Max Briggs, Director	FLC Capital Advisors 44-750 Village Court Palm Desert, CA 92260	President and Chief Executive Advisors
Mitchell Rosenberg, Ph.D., Director	M. M. Rosenberg & Associates 25811 Pecos Road Laguna Hills, CA 92653	President and Founder
Jacob Sonenshine, Director	Prell Restaurant Group 1675 Scenic Avenue #150 Costa Mesa, CA 92626	President
David Lake, Director[2]	4 Earth Farms LLC 555 E. Olympic Blvd. Los Angeles, CA 90022	Chief Executive Officer and Co-Founder
Ulrich E. Keller Jr., Director	First Foundation Inc. 200 Crescent Court Suite 1400 Dallas, TX 75201	Chairman

John A. Hakopian, President, Director	First Foundation Inc. 200 Crescent Court Suite 1400 Dallas, TX 75201	Director

[1]	Mr. Tice resigned from his position on March 7, 2023.
[2]	Ms. Rubin and Messrs. Vazquez and Lake resigned from their respective positions on September 4, 2024.

FS Fund Advisor, LLC

FS Fund Advisor, LLC (“FS”) serves as the investment adviser for the Registrant’s FS Multi-Strategy Alternatives Fund. The principal address of FS is 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112. FS is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information as to other business, if any, and the directors, officers and partners of FS is set forth in its Form ADV, on file with the SEC (CRD No. 286673, SEC No. 801-110117), and is incorporated herein by reference.

GQG PARTNERS LLC

GQG Partners LLC (“GQG Partners”) serves as investment adviser for the Registrant’s GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners International Quality Value Fund, GQG Partners US Quality Value Fund, GQG Partners Global Quality Value Fund and GQG US Equity ETF. The principal address of GQG Partners is 350 East Las Olas Boulevard, 18th Floor, Fort Lauderdale, Florida 33301. GQG Partners is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended March 31, 2024 and 2025.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Rajiv Jain, Chairman, Chief Investment Officer and Manager	GQG Partners Community Empowerment Foundation* 350 East Las Olas Blvd, 18th Floor Fort Lauderdale, FL 33301	Sole Member
	GQG Partners Inc.* 350 East Las Olas Blvd, 18th Floor Fort Lauderdale, FL 33301	Executive Chairman, Chief Investment Officer
Tim Carver, Chief Executive Officer and Manager	GQG Partners Inc.* 350 East Las Olas Blvd, 18th Floor Fort Lauderdale, FL 33301	Chief Executive Officer, Executive Director
	GQG Private Capital Solutions LLC * 909 A St, Suite 810 Tacoma, WA 98402	Manager (as of April 2024)

Melodie Zakaluk, Chief Financial Officer and Manager	GQG Partners Inc.* 350 East Las Olas Blvd, 18th Floor Fort Lauderdale, FL 33301	Chief Financial Officer
	GQG Partners (Australia) Pty Ltd* Level 15.03 Chifley Tower 2 Chifley Square Sydney NSW 2000 Australia	Director
	GQG Private Capital Solutions LLC * 909 A St., Suite 810 Tacoma, WA 98402	Manager (as of April 2024)
Charles Falck, Chief Operating Officer	GQG Partners Inc.* 350 East Las Olas Blvd, 18th Floor Fort Lauderdale, FL 33301	Chief Operating Officer
	GQG Global UCITS ICAV 2nd Floor, 5 Earlsfort Terrace Dublin D2 Ireland	Director
	GQG Partners Ltd Unit No. 1 and 2 14th Floor, Al Maryah Tower ADGM Abu Dhabi, Al Maryah Island United Arab Emirates	Director
Sal DiGangi, Global Chief Compliance Officer	GQG Partners Inc.* 450 East Las Olas Blvd, Suite 750 Fort Lauderdale, FL 33301	Global Chief Compliance Officer
Frederick H. Sherley, General Counsel and Secretary	GQG Partners Inc.* 450 East Las Olas Blvd, Suite 750 Fort Lauderdale, FL 33301	General Counsel and Corporate Secretary

*	Affiliated entity

KBI GLOBAL INVESTORS (NORTH AMERICA) LTD

KBI Global Investors (North America) Ltd (“KBI”), serves as investment adviser for the Registrant’s KBI Global Investors Aquarius Fund. The principal address of KBI is 3rd Floor, 2 Harbourmaster Place, IFSC Dublin 1, Ireland. KBI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended July 31, 2024 and 2025.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Geoff Blake, President, Chief Executive Officer and Director	KBI Global Investors Ltd. 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1, D01 X5P3 Ireland.	Deputy CEO, Head of Business Development and Client Services Director
Eve Finn, Non-Executive Director	KBI Global Investors Ltd. 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1, D01 X5P3, Ireland.	KBIGI - Non-Executive Director

Knights of Columbus Asset Advisors LLC

Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors”) serves as investment adviser for the Registrant’s Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Fund, Knights of Columbus International Equity Fund, Knights of Columbus Long/Short Equity Fund, Knights of Columbus U.S. All Cap Index Fund and Knights of Columbus Real Estate Fund (formerly, Knights of Columbus Global Real Estate Fund). The principal address of Knights of Columbus Asset Advisors is One Columbus Plaza, New Haven, Connecticut 06510. Knights of Columbus Asset Advisors is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2023 and 2024.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Anthony .V. Minopoli, President and Chief Investment Officer	Knights of Columbus 1 Columbus Plaza New Haven, CT 06510	Executive Vice President, Chief Investment Officer and Supreme Director of the Board of Directors
Michael P. Votto, Vice President and General Counsel	Knights of Columbus 1 Columbus Plaza New Haven, CT 06510	General Counsel
Richard D. Shea, Chief Financial Officer	Knights of Columbus Charitable Fund 1 Columbus Plaza New Haven, CT 06510	Treasurer

L2 ASSET MANAGEMENT, LLC

L2 Asset Management, LLC (“L2”) serves as investment sub-adviser for the Registrant’s Knights of Columbus Long/Short Equity Fund and Knights of Columbus U.S. All Cap Index Fund. The principal address of L2 is 66 Glezen Lane, Wayland, Massachusetts 01778. L2 is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2023 and 2024.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Matthew Malgari Managing Member, Portfolio Manager	Kailash Capital, LLC 66 Glezen Lane Wayland, MA 01778	Managing Member
Sanjeev Bhohjraj Portfolio Manager	Kailash Capital, LLC 66 Glezen Lane Wayland, MA 01778	Managing Member
	Samuel Curtis Johnson Graduate School of Management Cornell SC Johnson College of Business Sage Hall, 106 East Avenue Ithaca, New York 14853	Professor
Nathan Przybylo Programmer, Portfolio Manager	Kailash Capital, LLC 66 Glezen Lane Wayland, MA 01778	Programmer, Member
Tyson Arnedt General Counsel	Kailash Capital, LLC 66 Glezen Lane Wayland, MA 01778	General Counsel
	Casata Group, LLC P.O. Box 1013 Milford, PA 18337	Founder & Principal
John Durkin Chief Operating Officer	Kailash Capital, LLC 66 Glezen Lane Wayland, MA 01778	Employee
Giselle Casella Chief Compliance Officer	Adviser Compliance Consultants 5082 Escalante Dr. North Port, Florida 34287	Founder & CEO
	Kailash Capital, LLC 66 Glezen Lane Wayland, MA 01778	Chief Compliance Officer

MAGNETAR ASSET MANAGEMENT LLC

Magnetar Asset Management LLC (“Magnetar”) serves as an investment sub-adviser for the Registrant’s FS Multi-Strategy Alternatives Fund. The principal address of Magnetar is 1603 Orrington Ave, 13th Floor, Evanston, Illinois 60201. Magnetar is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information as to other business, if any, and the directors, officers and partners of Magnetar is set forth in its Form ADV, on file with the SEC (CRD No. 285287, SEC No. 801-108902), and is incorporated herein by reference.

MARINER INVESTMENT GROUP, LLC

Mariner Investment Group, LLC (“Mariner”) serves as an investment sub-adviser for the Registrant’s FS Multi-Strategy Alternatives Fund. The principal address of Mariner is 500 Mamaroneck Avenue, Suite 405, Harrison, NY 10528. Mariner is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information as to other business, if any, and the directors, officers and partners of Mariner is set forth in its Form ADV, on file with the SEC (CRD No. 124744, SEC No. 801-62016), and is incorporated herein by reference.

METLIFE INVESTMENT MANAGEMENT, LLC

MetLife Investment Management, LLC (“MetLife”) serves as investment adviser for the Registrant’s MetLife Core Plus Fund, MetLife Multi-Sector Fixed Income Fund, MetLife High Yield Opportunistic Fund and MetLife Small Company Equity Fund. The principal address of MetLife is One MetLife Way, Whippany, New Jersey 07981. MetLife is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2024 and 2025.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Brian Funk President	MetLife Investment Management Holdings, LLC One MetLife Way Whippany, NJ 07981	President and Director
	Pinebridge Investments LLC 65 East 55th Street Park Avenue Tower New York, NY 10022	President
Joseph Pollaro Chief Operating Officer	MetLife Investments Securities, LLC One MetLife Way Whippany, NJ 07981	President and Chief Executive Officer
	MetLife Investment Management Limited Level 34 One Canada Square London E14 5AA United Kingdom	Chief Operating Officer Director
	MetLife Investment Management Japan, Ltd. Tokyo Garden Terrace Kioicho Kioi Tower 25F 1-3, Kioicho, Chiyoda-ku, Tokyo Japan	Chief Operating Officer Director
	MetLife Investments Asia Limited 9th Floor, One Taikoo Place 979 King’s Road, Quarry Bay Hong Kong S.A.R.	Chief Operating Officer Director
	MetLife Investment Management Holdings (Ireland) Limited 20 on Hatch Lower Hatch Street Dublin 2, Ireland	Director
	MetLife Investment Management Holdings, LLC One MetLife Way Whippany, NJ 07981	Board of Managers Executive Vice President
	MetLife Investors Group, LLC One MetLife Way Whippany, NJ 07981	Board of Managers Executive Vice President

	MIM I, LLC One MetLife Way Whippany, NJ 07981	Chief Operating Officer
	MetLife Services and Solutions, LLC One MetLife Way Whippany, NJ 07981	Executive Vice President
	MetLife Group, Inc. 200 Park Avenue New York, NY 10166	Executive Vice President
	Metropolitan Life Insurance Company 200 Park Avenue New York, NY 10166	Executive Vice President
	MetLife Investment Management Europe Limited 20 on Hatch Lower Hatch Street Dublin 2, Ireland	Director
	Affirmative Investment Management Partners Limited 55 Baker Street London W1U 7EU United Kingdom	Director
	Affirmative Investment Management Australia Pty Ltd	Director
Michael Yick Treasurer and Chief Financial Officer	MetLife Investments Securities, LLC One MetLife Way Whippany, NJ 07981	Treasurer and Chief Financial Officer
	MetLife Investment Management Holdings LLC One MetLife Way Whippany, NJ 07981	Treasurer

MIM I, LLC One MetLife Way Whippany, NJ 07981	Treasurer and Chief Financial Officer
MetLife Investors Distribution Company One MetLife Way Whippany, NJ 07981	Treasurer

MidOcean Credit Fund Management, L.P.

MidOcean Credit Fund Management, L.P. (“MidOcean”) serves as an investment sub-adviser for the Registrant’s FS Multi-Strategy Alternatives Fund. The principal address of MidOcean is 320 Park Avenue, Suite 1600, New York, New York 10022. MidOcean is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information as to other business, if any, and the directors, officers and partners of MidOcean is set forth in its Form ADV, on file with the SEC (CRD No. 151578, SEC No. 801-70672), and is incorporated herein by reference.

NICHOLAS INVESTMENT PARTNERS, L.P.

Nicholas Investment Partners, L.P. (“Nicholas”), serves as investment adviser for the Registrant’s Nicholas Partners Small Cap Growth Fund. The principal address of Nicholas is 6451 El Sicomoro Street, Rancho Santa Fe, California 92067. Nicholas is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended September 30, 2023 and 2024.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Arthur Nicholas, Co-Founder/Adviser	Wagonhound Land & Livestock, LLC 1061 Poison Lake Drive Douglas, WY 82633	Sole Owner

PENN MUTUAL ASSET MANAGEMENT, LLC

Penn Mutual Asset Management, LLC (“PMAM”) serves as investment adviser for the Registrant’s Penn Mutual AM Strategic Income Fund and Penn Mutual AM 1847 Income Fund. The principal address of PMAM is Eight Tower Bridge, 161 Washington Street, Suite 1111, Conshohocken, Pennsylvania, 19428. PMAM is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended December 31, 2023 and 2024.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
David M. O’Malley, Chairman of the Board	Penn Series Funds, Inc. Baltimore, MD	Chairman of the Board

	Penn Mutual Asset Management, LLC Conshohocken, PA	Chairman of the Board
	The Penn Mutual Life Insurance Company Philadelphia, PA	Chairman, President and Chief Executive Officer
	The Penn Insurance and Annuity Company Wilmington, DE	Chairman and Chief Executive Officer
	PIA Reinsurance Company of Delaware I Conshohocken, PA	Chairman and Chief Executive Officer
	Vantis Life Insurance Company Windsor, Connecticut	Chairman and Chief Executive Officer
	The Penn Insurance and Annuity Company of New York Brewster, NY	Chairman and Chief Executive Officer
	Hornor, Townsend & Kent, LLC Conshohocken, PA	Chairman
	1847 Financial, LLC Conshohocken, PA	Chairman
	1847 Insurance Captive, LLC Conshohocken, PA	Chairman
	1847 Select Ventures, LLC Conshohocken, PA	Chairman
Keith G. Huckerby, Senior Managing Director and Chief Operating Officer, Manager of the Board	Penn Series Funds, Inc. Baltimore, MD	President
	Penn Mutual Asset Management, LLC Conshohocken, PA	Manager (Board); Senior Managing Director and Chief Operating Officer
	Hornor, Townsend & Kent, LLC Conshohocken, PA	Manager (Board)
Mark Heppenstall, President and Chief Investment Officer, Manager of the Board	Penn Mutual Asset Management, LLC Conshohocken, PA	Manager (Board); President and Chief Investment Officer

Victoria Robinson, Chief Ethics and Compliance Officer, Manager of the Board	Penn Series Funds, Inc. Baltimore, MD	Chief Compliance Officer and Secretary
	The Penn Mutual Life Insurance Company Philadelphia, PA	Chief Ethics and Compliance Officer
	The Penn Insurance and Annuity Company Wilmington, DE	Director and Secretary
	PIA Reinsurance Company of Delaware I Conshohocken, PA	Secretary
	Vantis Life Insurance Company Windsor, Connecticut	Director and Secretary
	The Penn Insurance and Annuity Company of New York Brewster, NY	Director and Secretary
	Hornor, Townsend & Kent, LLC Conshohocken, PA	Manager (Board) and Chief Compliance Officer
	Penn Mutual Asset Management, LLC Conshohocken, PA	Manager (Board) and Chief Compliance Officer

David M. Raszeja, Manager of the Board	The Penn Mutual Life Insurance Company Philadelphia, PA	Chief Financial Officer, Treasurer
	The Penn Insurance and Annuity Company Wilmington, DE	Director
	PIA Reinsurance Company of Delaware I Conshohocken, PA	Director
	Vantis Life Insurance Company Windsor, Connecticut	Director
	The Penn Insurance and Annuity Company of New York Brewster, NY	Director
	Penn Mutual Asset Management, LLC Conshohocken, PA	Manager (Board)

Karthick Dalawai, Chief Risk Officer	The Penn Mutual Life Insurance Company Philadelphia, PA	Chief Risk Officer
	The Penn Insurance and Annuity Company Wilmington, DE	Director and Chief Risk Officer
	Vantis Life Insurance Company Windsor, Connecticut	Director and Chief Risk Officer
	The Penn Insurance and Annuity Company of New York Brewster, NY	Director and Chief Risk Officer
	Hornor, Townsend & Kent, LLC Conshohocken, PA	Manager (Board)
Ann-Marie Mason Chief Legal Officer and Secretary	The Penn Mutual Life Insurance Company Philadelphia, PA	Chief Legal Officer and Corporate Secretary
	The Penn Insurance and Annuity Company Wilmington, DE	Chief Legal Officer and Corporate Secretary
	PIA Reinsurance Company of Delaware I Conshohocken, PA	Chief Legal Officer and Corporate Secretary
	Vantis Life Insurance Company Windsor, Connecticut	Chief Legal Officer and Corporate Secretary
	The Penn Insurance and Annuity Company of New York Brewster, NY	Chief Legal Officer and Corporate Secretary
	Hornor, Townsend & Kent, LLC Conshohocken, PA	Chief Legal Officer and Corporate Secretary
	Penn Mutual Asset Management, LLC Conshohocken, PA	Chief Legal Officer and Corporate Secretary
	1847 Financial, LLC Conshohocken, PA	Chief Legal Officer and Corporate Secretary
	1847 Insurance Captive, LLC Conshohocken, PA	Chief Legal Officer and Corporate Secretary
	1847 Select Ventures, LLC Conshohocken, PA	Chief Legal Officer and Corporate Secretary

Tyler Thur, Chief Financial Officer	Penn Series Funds, Inc. Baltimore, MD	Assistant Treasurer
Steven Viola, Assistant Treasurer	Penn Series Funds, Inc. Baltimore, MD	Treasurer (Principal Financial Officer and Principal Accounting Officer)

PINEBRIDGE INVESTMENTS LLC

PineBridge Investments LLC (“PineBridge”) serves as investment adviser for the Registrant’s PineBridge Dynamic Asset Allocation Fund. The principal address of PineBridge is Park Avenue Tower, 65 East 55th Street, New York, New York 10022. PineBridge is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2023 and 2024, no director, officer or partner of PineBridge engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Rayliant Asset Management

Rayliant Investment Research, doing business as Rayliant Asset Management (“Rayliant”), serves as the investment adviser for the Registrant’s Rayliant Wilshire NxtGen US Large Cap Equity ETF, Rayliant Wilshire NxtGen Emerging Markets Equity ETF and Rayliant SMDAM Japan Equity ETF. The principal address of Rayliant is 5140 Birch Street, Suite 300, Newport Beach, CA 92660. Rayliant is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided as of September 30, 2024 and 2025.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Jason Hsu, Chairman and Chief Investment Officer	Rayliant Global Advisors Limited Room No. 1818, 18/F, Radio City 505-511 Hennessy Road Causeway Bay, Hong Kong	Director / Shareholder
	Rayliant Asset Management Limited Unit 1102, 43 Lyndhurst Terrace, Central, Hong Kong	Director, Responsible Officer
	Henderson Rowe Limited 8th Floor, Berkeley Square House, Berkeley Square, London, W1J 6BR	Director
	Yayati, 4199 Campus Drive Irvine, CA 92612 USA	Director
	IHSV, Inc. 11 Zephyr, Irvine, CA 92602, USA	Shareholder
	Signature Collection Properties, LLC 11 Zephyr, Irvine, CA 92602, USA	Shareholder
	Veritas Liberabit Vos, LLC 11 Zephyr, Irvine, CA 92602, USA	Shareholder

Michael J Bowers, Chief Executive Officer	Rayliant Global Advisors Limited Room No. 1818, 18/F, Radio City 505-511 Hennessy Road Causeway Bay, Hong Kong	Shareholder
Phillip Wool Chief Research Officer	Rayliant Global Advisors Limited Room No. 1818, 18/F, Radio City 505-511 Hennessy Road Causeway Bay, Hong Kong	Shareholder
David Scott Chief Financial Officer	Rayliant Global Advisors Limited Room No. 1818, 18/F, Radio City 505-511 Hennessy Road Causeway Bay, Hong Kong	Shareholder

REFLECTION ASSET MANAGEMENT, LLC

Reflection Asset Management, LLC (“Reflection”), serves as the investment adviser for the Registrant’s Democratic Large Cap Core ETF (formerly, DEMZ Political Contributions ETF). The principal address of Reflection is 7 Seagrass Lane, Isle of Palms, South Carolina 29451. Reflection is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided as of September 30, 2024 and 2025.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Jason Britton, CEO, President and CIO	Reflection Analytics 7 Seagrass Lane Isle of Palms, SC 29451	Chief Executive Officer
	Reflection.IO 7 Seagrass Lane Isle of Palms, SC 29451	CEO
	Reflection Advisors 7 Seagrass Lane Isle of Palms, SC 29451	Principal
	Reflection Capital Partners 7 Seagrass Lane Isle of Palms, SC 29451	Principal

RWC ASSET ADVISORS (US) LLC

RWC Asset Advisors (US) LLC (“RWC”) serves as investment adviser for the Registrant’s Redwheel Global Emerging Equity Fund (formerly, RWC Global Emerging Equity Fund). The principal address of RWC is 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133. RWC is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended September 30, 2024 and 2025, no director, officer or partner of RWC engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

RWC ASSET MANAGEMENT LLP

RWC Asset Management LLP (“RWC AM”) serves as investment adviser for the Registrant’s Redwheel Next Generation Power Infrastructure Fund. The principal address of RWC AM is Verde 4th Floor, 10 Bressenden Place, London, United Kingdom SW1E 5DH. RWC AM is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended September 30, 2024 and 2025, no director, officer or partner of RWC AM engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SUMITOMO MITSUI DS ASSET MANAGEMENT COMPANY, LTD

Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM (“SMDAM”) serves as the investment sub-adviser for the Registrant’s Rayliant SMDAM Japan Equity ETF. The principal address of SMDAM is Toranomon Hills Business Tower 26F, 17-1, Toranomon 1-chome, Minato-ku, Tokyo, Japan, 105-6426. SMDAM is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended September 30, 2024 and 2025, no director, officer or partner of SMDAM engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SouthernSun Asset Management, LLC

SouthernSun Asset Management, LLC (“SouthernSun”) serves as the investment adviser for the Registrant’s SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund. The principal address of SouthernSun is 240 Madison Avenue, Suite 800 Memphis, Tennessee 38103. SouthernSun is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended September 30, 2024 and 2025, no director, officer or partner of SouthernSun engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Strategas Asset Management, LLC

Strategas Asset Management, LLC (“Strategas”) serves as the investment adviser for the Registrant’s Strategas Global Policy Opportunities ETF, Strategas Macro Thematic Opportunities ETF and Strategas Macro Momentum ETF. The principal address of Strategas is 52 Vanderbilt Ave., 19th Floor, New York, New York 10017. Strategas is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided as of December 31, 2023 and 2024.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Nicholas Bohnsack Chief Executive Officer, Director	Wychmere Partners, LLC 81 Newtown Ln #304 East Hampton, NY 11937	LLC General Partner, CEO
	Direct Notice, LLC d/b/a DiretoTech, LLC 1330 Kinnear Road, Suite 100 Columbus, Ohio 43212	Board Member
	Analogue Lounge 19 West 8th Street New York, NY 10011	LLC Member, Investor
Jason Trennert Chief Investment Officer, Director	Moltz Family Trust c/o Brandywine Asset Management Hockesson, Delaware 19727	Advisor, Consultant
Dannell Anthony Director of Finance	DWA Consulting LLC 850 Pacific St. Stamford, CT 06902	LLC Member, Owner

VIDENT ADVISORY, LLC

Vident Advisory, LLC (“Vident”) serves as the investment sub-adviser for the Registrant’s Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Growth ETF, Brown Advisory Sustainable Value ETF, Brown Advisory International Value Select ETF, Democracy International Fund, Strategas Global Policy Opportunities ETF, Strategas Macro Thematic Opportunities ETF and Strategas Macro Momentum ETF. The principal address of Vident is 1125 Sanctuary Pkwy., Suite 515, Alpharetta, Georgia 30009. Vident is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended December 31, 2024 and 2025, no director, officer, or partner of Vident engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

WATERFALL ASSET MANAGEMENT, LLC

Waterfall Asset Management, LLC (“Waterfall”) serves as an investment sub-adviser for the Registrant’s FS Multi-Strategy Alternatives Fund. The principal address of Waterfall is 1251 Avenue of the Americas, 50th Floor, New York, New York 10020. Waterfall is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information as to other business, if any, and the directors, officers and partners of Waterfall is set forth in its Form ADV, on file with the SEC (CRD No. 137746, SEC No. 801-65087), and is incorporated herein by reference.

Wilshire ADVISORS LLC

Wilshire Advisors LLC (“Wilshire”) serves as an investment sub-adviser for the Registrant’s FS Multi-Strategy Alternatives Fund. The principal address of Wilshire is 1299 Ocean Avenue, 7th Floor, Santa Monica, California 90401. Wilshire is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information as to other business, if any, and the directors, officers and partners of Wilshire is set forth in its Form ADV, on file with the SEC (CRD No. 6210, SEC No. 8-23852, 801-36233) and is incorporated herein by reference.

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
SEI Offshore Opportunity Fund II, Ltd.	September 1, 2005
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Offshore Advanced Strategy Series SPC	July 31, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
SEI Special Situations Fund, Ltd.	July 1, 2009
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009

RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
SEI Core Property Fund, LP	January 1, 2011
New Covenant Funds	March 23, 2012
KraneShares Trust	December 18, 2012
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund, LP	June 30, 2015
Gallery Trust	January 8, 2016
City National Rochdale Select Strategies Fund	March 1, 2017
City National Rochdale Strategic Credit Fund	May 16, 2018
Symmetry Panoramic Trust	July 23, 2018
Frost Family of Funds	May 31, 2019
SEI Vista Fund, Ltd.	January 20, 2021
Wilshire Private Assets Fund	March 22, 2021
Catholic Responsible Investments Funds	November 17, 2021
SEI Exchange Traded Funds	May 18, 2022
SEI Global Private Assets VI, L.P.	July 29, 2022
Quaker Investment Trust	June 8, 2023
SEI Alternative Income Fund	September 1, 2023
Global X Venture Fund	March 12, 2025

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Paul F. Klauder	President, Chief Executive Officer & Director	--
John C. Munch	General Counsel & Secretary	--
William M. Doran	Director	--
Jason McGhin	Chief Operations Officer	--
John P. Coary	Chief Financial Officer & Treasurer	--

Jennifer H. Campisi	Chief Compliance Officer, Assistant Secretary & Anti-Money Laundering Officer	--
William M. Martin	Vice President	--
Christopher Rowan	Vice President	--
Judith A. Rager	Vice President	--
Gary Michael Reese	Vice President	--
Robert M. Silvestri	Vice President	--

(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant’s custodians:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant’s administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s advisers:

ARGA Investment Management, LP

1010 Washington Boulevard, 6th Floor

Stamford, Connecticut 06901

Brookmont Capital Management, LLC

5950 Berkshire Lane, Suite 1420

Dallas, Texas 75225

Brown Advisory, LLC

901 South Bond Street, Suite 400

Baltimore, Maryland 21231

Chevy Chase Trust Company

7501 Wisconsin Avenue, 1500W

Bethesda, Maryland 20814

Democracy Investment Management LLC

1480 Moraga Road

Suite C #378

Moraga, California 94556

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

First Foundation Advisors

18101 Von Karman Avenue

Suite 700

Irvine, California 92612

FS Fund Advisor, LLC

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

GQG Partners LLC

350 East Las Olas Boulevard

18th Floor

Fort Lauderdale, Florida 33301

KBI Global Investors (North America) Ltd

3rd Floor, 2 Harbourmaster Place

IFSC Dublin 1

Ireland

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, Connecticut 06510

L2 Asset Management, LLC

66 Glezen Lane

Wayland, Massachusetts 01778

Magnetar Asset Management LLC

1603 Orrington Ave, 13th Floor

Evanston, Illinois 60201

Mariner Investment Group, LLC

500 Mamaroneck Avenue, Suite 405

Harrison, NY 10528

MetLife Investment Management, LLC

One MetLife Way

Whippany, New Jersey 07981

MidOcean Credit Fund Management, L.P.

320 Park Avenue

Suite 1600

New York, New York 10022

Nicholas Investment Partners, L.P.

6451 El Sicomoro Street

Rancho Santa Fe, California 92067

Penn Mutual Asset Management, LLC

Eight Tower Bridge, 161 Washington Street, Suite 1111

Conshohocken, Pennsylvania 19428

PineBridge Investments LLC

Park Avenue Tower

65 East 55th Street

New York, New York 10022

Rayliant Investment Research, doing business as Rayliant Asset Management

5140 Birch Street, Suite 300

Newport Beach, CA 92660

Reflection Asset Management, LLC

7 Seagrass Lane

Isle of Palms, South Carolina 29451

RWC Asset Advisors (US) LLC

2640 South Bayshore Drive, Suite 201

Miami, Florida 33133

RWC Asset Management LLP

Verde 4th Floor, 10 Bressenden Place

London, United Kingdom SW1E 5DH

SouthernSun Asset Management, LLC

240 Madison Avenue, Suite 800

Memphis, Tennessee 38103

Strategas Asset Management, LLC

52 Vanderbilt Avenue

19th Floor

New York, New York 10017

Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM

Toranomon Hills Business Tower 26F

17-1, Toranomon 1-chome, Minato-ku

Tokyo, Japan, 105-6426

Vident Advisory, LLC

1125 Sanctuary Pkwy.

Suite 515

Alpharetta, Georgia 30009

Waterfall Asset Management, LLC

1251 Avenue of the Americas

50th Floor

New York, New York 10020

Wilshire Advisors LLC

1299 Ocean Avenue

7th Floor

Santa Monica, California 90401

ITEM 34. MANAGEMENT SERVICES:

None.

ITEM 35. UNDERTAKINGS:

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 390 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of January, 2026.

THE ADVISORS’ INNER CIRCLE FUND III

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	January 28, 2026
John G. Alshefski

*	Trustee	January 28, 2026
Jon C. Hunt

*	Trustee	January 28, 2026
Thomas P. Lemke

*	Trustee	January 28, 2026
Nichelle Maynard-Elliott

*	Trustee	January 28, 2026
Jay C. Nadel

*	Trustee	January 28, 2026
Randall S. Yanker

*	President	January 28, 2026
Michael Beattie

*	Treasurer, Controller &	January 28, 2026
Andrew Metzger	Chief Financial Officer

*By:	/s/ Alexander F. Smith
Alexander F. Smith
Attorney-in-Fact

EXHIBIT INDEX

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP
(j)(1)	Consent of Independent Registered Public Accounting firm, Ernst & Young LLP, relating to the Democratic Large Cap Core ETF and Rayliant ETFs
(j)(2)	Consent of Independent Registered Public Accounting firm, PricewaterhouseCoopers LLP, relating to the Nicholas Partners Small Cap Growth Fund, Redwheel Funds, SouthernSun Funds and the First Foundation Funds
(j)(3)	Consent of Independent Registered Public Accounting firm, Cohen & Company Ltd., relating to the Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Value ETF and Brown Advisory Sustainable Growth ETF
(j)(4)	Consent of Independent Registered Public Accounting firm, Deloitte & Touche LLP, relating to the First Foundation Funds
(j)(5)	Consent of Independent Registered Public Accounting firm, PricewaterhouseCoopers LLP, relating to the MetLife Funds
(j)(6)	Consent of Independent Registered Public Accounting firm, Cohen & Company Ltd., relating to the MetLife Funds